UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Semi-Annual Report

September 30, 2014

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	19.1%
Materials	14.3%
Industrials	14.3%
Consumer Staples	13.6%
Consumer Discretionary	12.7%
Energy	6.9%
Healthcare	6.8%
Telecommunication Services	6.0%
Information Technology	3.8%
Utilities	1.6%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Metcash Ltd.	3.6%
Insurance Australia Group Ltd.	2.6%
National Australia Bank Ltd.	2.5%
Telstra Corp., Ltd.	2.4%
Mineral Resources Ltd.	2.4%
Tatts Group Ltd.	2.4%
Toll Holdings Ltd.	2.4%
Coca-Cola Amatil Ltd.	2.2%
Suncorp Group Ltd.	2.2%
Westpac Banking Corp.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -6.63% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Telecommunication Services. The Fund’s position in Materials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.63%	-3.97%	10.02%	5.66%	7.42%
Fund Market Price Returns	-7.17%	-3.96%	10.58%	5.54%	7.33%
WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[2]	-6.51%	-3.65%	10.30%	5.96%	7.91%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	-5.38%	-0.65%	11.05%	6.51%	6.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	24.7%
Telecommunication Services	14.9%
Energy	11.8%
Utilities	9.7%
Industrials	9.5%
Healthcare	8.0%
Materials	6.8%
Consumer Staples	6.8%
Consumer Discretionary	5.9%
Information Technology	1.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
China Mobile Ltd.	3.0%
Novartis AG, Registered Shares	2.5%
Banco Santander S.A.	2.4%
Total S.A.	2.4%
HSBC Holdings PLC	2.2%
BP PLC	2.2%
Vodafone Group PLC	2.1%
Royal Dutch Shell PLC, Class A	1.9%
Commonwealth Bank of Australia	1.9%
GlaxoSmithKline PLC	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned -2.22% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Hong Kong. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.22%	6.55%	13.67%	6.18%	3.65%
Fund Market Price Returns	-2.29%	6.24%	14.04%	6.02%	3.58%
WisdomTree DEFA Equity Income Index	-1.89%	7.19%	14.01%	6.42%	4.26%
MSCI EAFE Value Index	-1.77%	5.65%	13.91%	5.52%	2.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	24.9%
Industrials	11.2%
Consumer Discretionary	10.2%
Telecommunication Services	9.8%
Consumer Staples	9.8%
Healthcare	9.0%
Energy	8.6%
Materials	7.0%
Utilities	6.3%
Information Technology	2.7%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
China Mobile Ltd.	1.8%
HSBC Holdings PLC	1.7%
Banco Santander S.A.	1.6%
Novartis AG, Registered Shares	1.5%
Total S.A.	1.3%
Nestle S.A., Registered Shares	1.3%
BP PLC	1.3%
Vodafone Group PLC	1.3%
Commonwealth Bank of Australia	1.3%
Westpac Banking Corp.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

The Fund returned -2.06% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Hong Kong. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.06%	5.72%	13.51%	6.66%	4.26%
Fund Market Price Returns	-2.26%	5.20%	13.96%	6.63%	4.25%
WisdomTree DEFA Index	-1.85%	6.17%	13.73%	6.83%	4.64%
MSCI EAFE Index	-2.03%	4.25%	13.65%	6.56%	3.63%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Europe Dividend Growth Fund (EUDG)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Healthcare	20.8%
Consumer Staples	20.3%
Energy	16.7%
Consumer Discretionary	14.1%
Industrials	13.6%
Materials	7.2%
Information Technology	2.9%
Telecommunication Services	2.2%
Financials	1.7%
Utilities	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Novartis AG, Registered Shares	6.2%
Nestle S.A., Registered Shares	5.3%
Roche Holding AG, Genusschein	4.8%
Eni SpA	3.9%
Royal Dutch Shell PLC, Class A	3.5%
Anheuser-Busch InBev N.V.	3.5%
BP PLC	3.3%
GlaxoSmithKline PLC	2.9%
Statoil ASA	2.8%
Siemens AG, Registered Shares	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Growth Index.

The Fund returned -6.27% at net asset value (“NAV”) from fund inception on May 7, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Health Care. The Fund’s position in Industrials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-6.27%
Fund Market Price Returns	-7.14%
WisdomTree Europe Dividend Growth Index	-6.15%
MSCI Europe Index	-6.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Staples	21.4%
Industrials	18.4%
Consumer Discretionary	16.4%
Financials	12.7%
Healthcare	11.6%
Telecommunication Services	5.8%
Materials	5.2%
Information Technology	4.6%
Utilities	2.4%
Energy	1.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Anheuser-Busch InBev N.V.	6.3%
Telefonica S.A.	5.8%
Banco Bilbao Vizcaya Argentaria S.A.	5.5%
Sanofi	5.2%
Banco Santander S.A.	4.7%
Unilever N.V., CVA	4.4%
Siemens AG, Registered Shares	4.2%
Daimler AG, Registered Shares	3.9%
Bayer AG, Registered Shares	3.3%
L’Oreal S.A.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned 3.99% for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Belgium. The Fund’s position in Germany created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.99%	11.11%	15.96%	7.44%
Fund Market Price Returns	3.58%	10.55%	16.61%	7.43%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	3.97%	11.56%	16.42%	7.95%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	1.72%	12.55%	16.36%	7.24%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	27.8%
Financials	17.8%
Information Technology	15.0%
Consumer Discretionary	13.8%
Materials	6.7%
Consumer Staples	5.8%
Healthcare	4.8%
Telecommunication Services	3.1%
Utilities	2.7%
Energy	2.3%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Drillisch AG	1.8%
Cofinimmo S.A.	1.6%
ERG SpA	1.3%
Holmen AB, Class B	1.3%
Cembra Money Bank AG	1.2%
Iren SpA	1.1%
Peab AB	1.0%
Tieto Oyj	1.0%
Betsson AB	1.0%
Konecranes Oyj	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned -13.40% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Norway. The Fund’s position in Italy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-13.40%	7.50%	21.09%	11.43%	5.59%
Fund Market Price Returns	-14.25%	6.47%	21.09%	11.14%	5.35%
WisdomTree Europe SmallCap Dividend Index	-11.87%	10.19%	22.46%	12.10%	6.16%
MSCI Europe Small Cap Index	-10.74%	5.09%	19.61%	10.66%	6.52%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Discretionary	20.4%
Industrials	17.2%
Financials	17.2%
Materials	11.8%
Healthcare	11.7%
Utilities	6.5%
Information Technology	6.0%
Telecommunication Services	5.6%
Consumer Staples	3.0%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Allianz SE, Registered Shares	6.3%
Bayer AG, Registered Shares	6.2%
Siemens AG, Registered Shares	5.8%
Deutsche Telekom AG, Registered Shares	5.7%
Bayerische Motoren Werke AG	5.4%
Daimler AG, Registered Shares	5.3%
BASF SE	5.1%
Muenchener Rueckversicherungs AG, Registered Shares	4.4%
SAP SE	4.4%
E.ON SE	4.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The Fund returned -1.11% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited from its position in Health Care. The Fund’s position in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-1.11%	6.68%
Fund Market Price Returns	-1.31%	5.69%
WisdomTree Germany Hedged Equity Index	-1.34%	6.66%
MSCI Germany Local Currency Index	-1.48%	6.63%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Telecommunication Services	15.3%
Utilities	15.1%
Energy	12.3%
Industrials	10.8%
Materials	10.6%
Consumer Staples	10.3%
Consumer Discretionary	9.5%
Healthcare	9.1%
Information Technology	6.1%
Investment Companies	0.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Telstra Corp., Ltd.	2.0%
Vodafone Group PLC	1.9%
GDF Suez	1.8%
Antofagasta PLC	1.8%
Fortum Oyj	1.7%
Wesfarmers Ltd.	1.7%
Orange S.A.	1.7%
TeliaSonera AB	1.6%
Telefonica S.A.	1.6%
Woodside Petroleum Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned -2.59% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Japan. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.59%	7.07%	11.45%	6.61%	4.12%
Fund Market Price Returns	-2.69%	7.13%	11.77%	6.50%	3.96%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	-2.51%	7.57%	11.63%	6.61%	4.27%
MSCI EAFE Value Index	-1.77%	5.65%	13.91%	5.52%	2.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Staples	19.9%
Industrials	16.4%
Healthcare	16.1%
Consumer Discretionary	15.4%
Materials	13.9%
Information Technology	5.3%
Energy	4.7%
Telecommunication Services	3.6%
Financials	2.5%
Utilities	1.1%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Roche Holding AG, Genusschein	5.8%
BHP Billiton Ltd.	4.5%
Anheuser-Busch InBev N.V.	4.2%
GlaxoSmithKline PLC	3.5%
British American Tobacco PLC	3.3%
CNOOC Ltd.	3.1%
Siemens AG, Registered Shares	3.1%
BASF SE	2.6%
Novo Nordisk A/S, Class B	2.3%
Hennes & Mauritz AB, Class B	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Dividend Growth Index.

The Fund returned 0.59% at net asset value (“NAV”) from fund inception on May 7, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Financials. The Fund’s position in Materials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	0.59%
Fund Market Price Returns	-0.13%
WisdomTree International Hedged Dividend Growth Index	1.17%
MSCI EAFE Local Currency Index	4.14%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	24.7%
Telecommunication Services	11.9%
Consumer Staples	11.0%
Energy	10.7%
Healthcare	10.5%
Consumer Discretionary	8.1%
Industrials	8.1%
Utilities	6.8%
Materials	5.8%
Information Technology	1.9%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
China Mobile Ltd.	2.4%
Novartis AG, Registered Shares	2.2%
Banco Santander S.A.	2.2%
Total S.A.	2.0%
HSBC Holdings PLC	2.0%
Nestle S.A., Registered Shares	1.8%
Royal Dutch Shell PLC, Class A	1.8%
Roche Holding AG, Genusschein	1.8%
Commonwealth Bank of Australia	1.8%
Westpac Banking Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned -1.29% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Hong Kong. The Fund’s position in Germany created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.29%	6.15%	13.37%	6.15%	3.93%
Fund Market Price Returns	-1.62%	5.73%	13.89%	6.01%	3.81%
WisdomTree International LargeCap Dividend Index	-1.20%	6.67%	13.68%	6.43%	4.26%
MSCI EAFE Index	-2.03%	4.25%	13.65%	6.56%	3.63%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	21.7%
Industrials	20.8%
Consumer Discretionary	14.8%
Materials	10.1%
Consumer Staples	7.7%
Utilities	6.5%
Telecommunication Services	5.7%
Healthcare	4.8%
Information Technology	4.4%
Energy	3.0%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Belgacom S.A.	1.2%
Insurance Australia Group Ltd.	1.0%
Telefonica Deutschland Holding AG	0.9%
Gjensidige Forsikring ASA	0.7%
Fortescue Metals Group Ltd.	0.6%
Terna Rete Elettrica Nazionale SpA	0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	0.6%
Red Electrica Corp. S.A.	0.6%
Marine Harvest ASA	0.6%
Veolia Environnement S.A.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned -3.25% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Japan. The Fund’s position in the United Kingdom created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.25%	4.54%	13.03%	7.17%	5.17%
Fund Market Price Returns	-3.96%	3.80%	13.65%	6.96%	5.02%
WisdomTree International MidCap Dividend Index	-3.22%	5.04%	13.39%	7.40%	5.28%
MSCI EAFE Mid Cap Index	-3.83%	3.07%	13.51%	7.21%	3.68%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	23.3%
Consumer Discretionary	21.0%
Financials	16.9%
Information Technology	10.0%
Materials	9.7%
Consumer Staples	7.6%
Healthcare	4.4%
Energy	2.8%
Utilities	2.1%
Telecommunication Services	1.6%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Metcash Ltd.	0.9%
China Power International Development Ltd.	0.8%
IOOF Holdings Ltd.	0.6%
Salmar ASA	0.5%
Drillisch AG	0.5%
Tabcorp Holdings Ltd.	0.5%
Fred Olsen Energy ASA	0.5%
Seven West Media Ltd.	0.5%
Seven Group Holdings Ltd.	0.5%
Mineral Resources Ltd.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned -6.89% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Japan. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.89%	2.02%	14.22%	9.64%	5.66%
Fund Market Price Returns	-7.17%	1.62%	14.99%	9.65%	5.58%
WisdomTree International SmallCap Dividend Index	-5.99%	3.27%	14.85%	9.89%	6.13%
MSCI EAFE Small Cap Index	-5.90%	3.00%	14.49%	8.91%	4.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Automobiles	31.3%
Machinery	28.5%
Auto Components	15.6%
Electrical Equipment	7.6%
Metals & Mining	7.1%
Building Products	4.4%
Construction & Engineering	2.6%
Chemicals	1.5%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Toyota Motor Corp.	9.9%
Honda Motor Co., Ltd.	8.0%
FANUC Corp.	4.5%
Mitsubishi Electric Corp.	3.6%
Nippon Steel & Sumitomo Metal Corp.	3.3%
Nissan Motor Co., Ltd.	3.2%
Denso Corp.	3.1%
Bridgestone Corp.	3.0%
Komatsu Ltd.	2.9%
Mitsubishi Heavy Industries Ltd.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The Fund returned 15.60% at net asset value (“NAV”) from fund inception on April 8, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s position in Mitsubishi Electric Corp. contributed to performance while its position in Bridgestone Corporation detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	15.60%
Fund Market Price Returns	17.15%
WisdomTree Japan Hedged Capital Goods Index	15.93%
MSCI Japan Local Currency Index	13.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Discretionary	25.2%
Industrials	22.7%
Information Technology	13.6%
Financials	10.7%
Materials	9.6%
Consumer Staples	8.3%
Healthcare	7.9%
Energy	0.4%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Toyota Motor Corp.	5.3%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Japan Tobacco, Inc.	3.6%
Canon, Inc.	3.5%
Honda Motor Co., Ltd.	3.5%
Mizuho Financial Group, Inc.	3.2%
Nissan Motor Co., Ltd.	3.2%
Takeda Pharmaceutical Co., Ltd.	2.8%
Mitsubishi Corp.	2.6%
Mitsui & Co., Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 11.15% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.15%	13.07%	18.83%	6.99%	2.10%
Fund Market Price Returns	11.73%	12.51%	19.54%	7.14%	2.16%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	11.58%	13.67%	19.14%	7.28%	2.20%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	10.99%	12.48%	22.79%	8.72%	2.48%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Banks	58.1%
Insurance	19.0%
Capital Markets	9.6%
Diversified Financial Services	8.9%
Consumer Finance	3.0%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Sumitomo Mitsui Financial Group, Inc.	11.0%
Mitsubishi UFJ Financial Group, Inc.	10.8%
Tokio Marine Holdings, Inc.	6.2%
ORIX Corp.	5.0%
Dai-ichi Life Insurance Co., Ltd. (The)	4.3%
Sumitomo Mitsui Trust Holdings, Inc.	4.1%
Mizuho Financial Group, Inc.	3.8%
Nomura Holdings, Inc.	3.8%
Daiwa Securities Group, Inc.	3.6%
MS&AD Insurance Group Holdings, Inc.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The Fund returned 9.82% at net asset value (“NAV”) from fund inception on April 8, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s position in Mitsubishi UFJ Financial Group, Inc. contributed to performance while its position in Sumitomo Mitsui Financial Group, Inc. detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	9.82%
Fund Market Price Returns	11.91%
WisdomTree Japan Hedged Financials Index	9.91%
MSCI Japan Local Currency Index	13.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Pharmaceuticals	68.7%
Health Care Equipment & Supplies	16.8%
Health Care Providers & Services	6.3%
Food & Staples Retailing	4.9%
Health Care Technology	1.3%
Biotechnology	0.5%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Astellas Pharma, Inc.	10.1%
Takeda Pharmaceutical Co., Ltd.	9.7%
Otsuka Holdings Co., Ltd.	9.1%
Eisai Co., Ltd.	5.5%
Olympus Corp.	5.4%
Daiichi Sankyo Co., Ltd.	5.2%
Ono Pharmaceutical Co., Ltd.	4.8%
Terumo Corp.	4.4%
Shionogi & Co., Ltd.	3.9%
Sysmex Corp.	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The Fund returned 17.23% at net asset value (“NAV”) from fund inception on April 8, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s position in Astellas Pharma Inc. contributed to performance while its position in Daiichi Sankyo Company, Limited detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	17.23%
Fund Market Price Returns	19.89%
WisdomTree Japan Hedged Health Care Index	17.50%
MSCI Japan Local Currency Index	13.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Real Estate Management & Development	41.4%
Real Estate Investment Trusts (REITs)	26.9%
Construction & Engineering	13.6%
Household Durables	7.2%
Building Products	4.5%
Transportation Infrastructure	2.9%
Construction Materials	2.2%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	10.0%
Mitsui Fudosan Co., Ltd.	9.6%
Sumitomo Realty & Development Co., Ltd.	6.2%
Daiwa House Industry Co., Ltd.	4.5%
Daito Trust Construction Co., Ltd.	3.5%
Nippon Building Fund, Inc.	2.8%
Sekisui House Ltd.	2.7%
Taisei Corp.	2.5%
Japan Real Estate Investment Corp.	2.5%
LIXIL Group Corp.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The Fund returned 10.69% at net asset value (“NAV”) from fund inception on April 8, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s position in Daito Trust Construction., Ltd. contributed to performance while its position in LIXIL Group Corp. detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	10.69%
Fund Market Price Returns	12.86%
WisdomTree Japan Hedged Real Estate Index	11.03%
MSCI Japan Local Currency Index	13.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	24.8%
Consumer Discretionary	22.9%
Materials	12.1%
Financials	11.1%
Information Technology	11.1%
Consumer Staples	9.8%
Healthcare	5.4%
Energy	1.0%
Utilities	0.3%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Kaken Pharmaceutical Co., Ltd.	0.7%
Sanrio Co., Ltd.	0.7%
Azbil Corp.	0.6%
Kaneka Corp.	0.5%
Heiwa Corp.	0.5%
Dena Co., Ltd.	0.5%
Asatsu-DK, Inc.	0.5%
Autobacs Seven Co., Ltd.	0.5%
Nishi-Nippon City Bank Ltd. (The)	0.5%
NHK Spring Co., Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The Fund returned 9.21% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Industrials. The Fund’s position in Materials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.21%	13.23%	16.81%
Fund Market Price Returns	9.60%	12.70%	16.25%
WisdomTree Japan Hedged SmallCap Equity Index	9.58%	14.36%	18.27%
MSCI Japan Small Cap Local Currency Index	11.54%	14.11%	20.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Electronic Equipment, Instruments & Components	29.1%
Wireless Telecommunication Services	18.6%
Technology Hardware, Storage & Peripherals	15.2%
Household Durables	10.7%
IT Services	5.7%
Semiconductors & Semiconductor Equipment	4.7%
Software	4.2%
Media	3.9%
Leisure Products	2.6%
Internet Software & Services	2.2%
Internet & Catalog Retail	1.8%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
SoftBank Corp.	9.1%
Canon, Inc.	6.3%
Hitachi Ltd.	6.2%
KDDI Corp.	5.4%
Panasonic Corp.	4.7%
NTT DOCOMO, Inc.	3.9%
Murata Manufacturing Co., Ltd.	3.9%
Keyence Corp.	3.3%
Sony Corp.	3.1%
Kyocera Corp.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Tech, Media and Telecom Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Tech, Media and Telecom Index.

The Fund returned 12.82% at net asset value (“NAV”) from fund inception on April 8, 2014 to September 30, 2014 (for more complete performance information please see the chart below). The Fund’s position in Murata Manufacturing Co., Ltd. contributed to performance while its position in SoftBank Corp. detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	12.82%
Fund Market Price Returns	15.10%
WisdomTree Japan Hedged Tech, Media and Telecom Index	13.11%
MSCI Japan Local Currency Index	13.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	25.0%
Consumer Discretionary	23.0%
Materials	12.2%
Information Technology	11.2%
Financials	10.9%
Consumer Staples	10.1%
Healthcare	5.3%
Energy	1.2%
Utilities	0.3%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Sanrio Co., Ltd.	0.7%
Kaken Pharmaceutical Co., Ltd.	0.7%
Azbil Corp.	0.6%
Nishi-Nippon City Bank Ltd. (The)	0.6%
Asatsu-DK, Inc.	0.5%
Heiwa Corp.	0.5%
Denki Kagaku Kogyo K.K.	0.5%
Sojitz Corp.	0.5%
Ube Industries Ltd.	0.5%
Resorttrust, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 3.07% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.07%	2.25%	7.22%	6.38%	1.87%
Fund Market Price Returns	3.77%	2.25%	7.89%	6.47%	2.06%
WisdomTree Japan SmallCap Dividend Index	3.03%	3.15%	7.94%	7.39%	2.62%
MSCI Japan Small Cap Index	4.72%	2.08%	8.58%	7.17%	1.46%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	24.9%
Information Technology	21.6%
Materials	19.8%
Consumer Discretionary	18.3%
Consumer Staples	8.9%
Energy	3.5%
Healthcare	1.9%
Financials	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	6.1%
KT&G Corp.	5.7%
POSCO	5.5%
Hyundai Steel Co.	5.4%
LG Chem Ltd.	5.1%
Kia Motors Corp.	4.6%
Hyundai Glovis Co., Ltd.	4.4%
Hyundai Mobis Co., Ltd.	4.1%
Hyundai Motor Co.	4.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Korea Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Korea Hedged Equity Index.

The Fund returned -5.34% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Consumer Staples. The Fund’s position in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-5.34%	-11.03%
Fund Market Price Returns	-6.05%	-11.38%
WisdomTree Korea Hedged Equity Index	-4.06%	-10.03%
MSCI Korea Local Currency Index	-2.20%	-3.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on November 7, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Staples	17.7%
Financials	17.2%
Energy	16.7%
Materials	11.3%
Healthcare	9.8%
Telecommunication Services	7.4%
Industrials	7.0%
Utilities	5.7%
Consumer Discretionary	5.2%
Information Technology	1.3%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Vodafone Group PLC	5.4%
Royal Dutch Shell PLC, Class A	5.2%
British American Tobacco PLC	5.1%
Royal Dutch Shell PLC, Class B	5.0%
AstraZeneca PLC	4.8%
HSBC Holdings PLC	4.6%
BP PLC	4.6%
GlaxoSmithKline PLC	4.5%
National Grid PLC	3.8%
Rio Tinto PLC	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The Fund returned 1.09% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Health Care. The Fund’s position in Materials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.09%	6.21%	8.28%
Fund Market Price Returns	0.87%	5.38%	7.06%
WisdomTree United Kingdom Hedged Equity Index	1.44%	6.99%	9.09%
MSCI United Kingdom Local Currency Index	2.45%	6.00%	8.84%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Korea Local Currency Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the South Korean equity market and provides local currency returns, which are not translated back to U.S. dollars.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Description of Indexes (unaudited) (continued)

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree DEFA Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree Europe Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree DEFA Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Hedged Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged Tech, Media and Telecom Index is designed to provide exposure to Japanese tech, media, and telecom companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Korea Hedged Equity Index is designed to provide exposure to Korean equity markets while at the same time neutralizing exposure to fluctuations of the Korean Won movements relative to the U.S. dollar.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/14 to 9/30/14” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio Based on the Period 4/1/14 to 9/30/14	Expenses Paid During the Period† 4/1/14 to 9/30/14
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$933.70	0.59%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$977.80	0.59%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree DEFA Fund
Actual	$1,000.00	$979.40	0.49%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
WisdomTree Europe Dividend Growth Fund
Actual[1]	$1,000.00	$937.30	0.58%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,039.90	0.59%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$866.00	0.59%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$988.90	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$974.10	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Hedged Dividend Growth Fund
Actual[1]	$1,000.00	$1,005.90	0.58%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$987.10	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$967.50	0.59%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$931.10	0.59%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Japan Hedged Capital Goods Fund
Actual[2]	$1,000.00	$1,156.00	0.44%*	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.44%*	$2.23
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,111.50	0.49%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
WisdomTree Japan Hedged Financials Fund
Actual[2]	$1,000.00	$1,098.20	0.43%*	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%*	$2.18
WisdomTree Japan Hedged Health Care Fund
Actual[2]	$1,000.00	$1,172.30	0.44%*	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.44%*	$2.23

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio Based on the Period 4/1/14 to 9/30/14	Expenses Paid During the Period† 4/1/14 to 9/30/14
WisdomTree Japan Hedged Real Estate Fund
Actual[2]	$1,000.00	$1,106.90	0.43%*	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%*	$2.18
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,092.10	0.59%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Japan Hedged Tech, Media and Telecom Fund
Actual[2]	$1,000.00	$1,128.20	0.44%*	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.44%*	$2.23
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,030.70	0.59%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Korea Hedged Equity Fund
Actual	$1,000.00	$946.60	0.59%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,010.90	0.49%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

[1]

Fund commenced of operations on May 7, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 147/365 (to reflect the period since commencement of operations).

[2]

Fund commenced of operations on April 8, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 176/365 (to reflect the period since commencement of operations).

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 99.1%
Air Freight & Logistics – 2.4%
Toll Holdings Ltd.(a)	228,704	$1,128,719
Banks – 8.7%
Australia & New Zealand Banking Group Ltd.	37,770	1,021,926
Commonwealth Bank of Australia	13,830	911,155
National Australia Bank Ltd.	42,398	1,207,246
Westpac Banking Corp.(a)	36,464	1,025,517

Total Banks		4,165,844
Beverages – 2.9%
Coca-Cola Amatil Ltd.	139,027	1,068,136
Treasury Wine Estates Ltd.	78,531	291,366

Total Beverages		1,359,502
Biotechnology – 0.6%
CSL Ltd.	4,390	284,922
Capital Markets – 1.6%
Macquarie Group Ltd.	14,768	744,220
Chemicals – 4.8%
DuluxGroup Ltd.	149,095	725,388
Incitec Pivot Ltd.	269,568	639,250
Orica Ltd.	55,709	921,340

Total Chemicals		2,285,978
Commercial Services & Supplies – 4.9%
Brambles Ltd.	59,232	493,431
Downer EDI Ltd.	186,779	720,774
Mineral Resources Ltd.	149,396	1,137,342

Total Commercial Services & Supplies		2,351,547
Construction & Engineering – 1.9%
Leighton Holdings Ltd.(a)	53,247	899,260
Construction Materials – 3.1%
Adelaide Brighton Ltd.	364,110	1,022,752
Boral Ltd.	108,436	471,588

Total Construction Materials		1,494,340
Containers & Packaging – 1.3%
Amcor Ltd.	62,801	622,629
Diversified Consumer Services – 0.8%
Navitas Ltd.	90,541	396,139
Diversified Telecommunication Services – 6.0%
iiNET Ltd.	84,655	602,990
M2 Group Ltd.(a)	111,602	743,172
Telstra Corp., Ltd.	247,065	1,145,829
TPG Telecom Ltd.	63,712	381,338

Total Diversified Telecommunication Services		2,873,329
Energy Equipment & Services – 1.6%
WorleyParsons Ltd.	56,914	763,972
Food & Staples Retailing – 7.1%
Metcash Ltd.(a)	751,410	1,729,281
Wesfarmers Ltd.	25,304	933,518
Woolworths Ltd.(a)	24,151	723,605

Total Food & Staples Retailing		3,386,404

Food Products – 3.6%
Goodman Fielder Ltd.	1,420,019	$776,617
GrainCorp Ltd. Class A	126,175	944,001

Total Food Products		1,720,618
Health Care Equipment & Supplies – 2.2%
Ansell Ltd.	18,119	308,381
Cochlear Ltd.(a)	12,093	735,553

Total Health Care Equipment & Supplies		1,043,934
Health Care Providers & Services – 4.0%
Primary Health Care Ltd.	229,677	878,278
Ramsay Health Care Ltd.	8,719	382,165
Sonic Healthcare Ltd.	43,460	667,040

Total Health Care Providers & Services		1,927,483
Hotels, Restaurants & Leisure – 8.5%
Aristocrat Leisure Ltd.	84,149	430,026
Crown Resorts Ltd.	31,763	383,560
Echo Entertainment Group Ltd.	170,372	488,995
Flight Centre Travel Group Ltd.(a)	16,521	618,024
Tabcorp Holdings Ltd.	312,978	988,676
Tatts Group Ltd.	411,444	1,134,107

Total Hotels, Restaurants & Leisure		4,043,388
Insurance – 7.8%
AMP Ltd.	179,471	857,472
Insurance Australia Group Ltd.	235,282	1,260,007
QBE Insurance Group Ltd.	56,622	577,719
Suncorp Group Ltd.	83,945	1,031,323

Total Insurance		3,726,521
Internet Software & Services – 1.2%
carsales.com Ltd.(a)	64,400	555,643
IT Services – 2.6%
Computershare Ltd.	33,894	360,653
Iress Ltd.	102,934	895,319

Total IT Services		1,255,972
Media – 1.6%
Fairfax Media Ltd.	752,519	510,331
REA Group Ltd.(a)	6,358	240,791

Total Media		751,122
Metals & Mining – 5.1%
BHP Billiton Ltd.	22,173	657,162
Fortescue Metals Group Ltd.(a)	271,295	826,140
Iluka Resources Ltd.(a)	28,749	197,733
Rio Tinto Ltd.	14,316	746,371

Total Metals & Mining		2,427,406
Multi-Utilities – 1.6%
AGL Energy Ltd.	65,556	776,719
Multiline Retail – 1.8%
Harvey Norman Holdings Ltd.(a)	266,654	847,008
Oil, Gas & Consumable Fuels – 5.2%
Beach Energy Ltd.	258,771	319,277
Caltex Australia Ltd.	17,650	432,295

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2014

Investments	Shares	Value

Origin Energy Ltd.	37,608	$492,646
Santos Ltd.	32,998	394,720
Woodside Petroleum Ltd.	24,156	858,191

Total Oil, Gas & Consumable Fuels		2,497,129
Professional Services – 1.7%
ALS Ltd.(a)	101,282	467,063
Seek Ltd.	23,689	336,018

Total Professional Services		803,081
Real Estate Management & Development –1.0%
Lend Lease Group	38,216	479,543
Road & Rail – 1.3%
Aurizon Holdings Ltd.	151,109	598,992
Trading Companies & Distributors –1.3%
Seven Group Holdings Ltd.	104,133	615,982
Transportation Infrastructure – 0.9%
Qube Holdings Ltd.	189,919	415,471
TOTAL COMMON STOCKS (Cost: $46,524,135)		47,242,817
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.6%
United States – 16.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $7,903,317)(c)	7,903,317	7,903,317
TOTAL INVESTMENTS IN SECURITIES – 115.7% (Cost: $54,427,452)		55,146,134
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.7)%		(7,499,419)

NET ASSETS – 100.0%		$47,646,715
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $7,506,905 and the total market value of the collateral held by the Fund was $7,903,317.

See Notes to Financial Statements.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 15.4%
ALS Ltd.(a)	27,673	$127,614
Amcor Ltd.	53,373	529,157
AMP Ltd.	105,304	503,119
Arrium Ltd.(a)	337,012	107,639
ASX Ltd.	10,716	336,261
Aurizon Holdings Ltd.	70,638	280,007
Australia & New Zealand Banking Group Ltd.	159,861	4,325,286
Automotive Holdings Group Ltd.	20,411	67,335
Bank of Queensland Ltd.	24,054	245,004
BC Iron Ltd.(a)	42,465	60,012
Bendigo & Adelaide Bank Ltd.	39,208	408,963
BHP Billiton Ltd.	157,614	4,671,354
Brambles Ltd.	38,272	318,824
Brickworks Ltd.	16,162	190,359
Cabcharge Australia Ltd.	34,195	163,376
Cardno Ltd.(a)	17,810	93,975
Coca-Cola Amatil Ltd.(a)	73,833	567,254
Cochlear Ltd.(a)	3,429	208,568
Commonwealth Bank of Australia	94,811	6,246,386
DuluxGroup Ltd.	30,276	147,301
ERM Power Ltd.	59,589	87,079
Fairfax Media Ltd.	167,991	113,925
Flight Centre Travel Group Ltd.(a)	4,794	179,336
Fortescue Metals Group Ltd.(a)	213,473	650,062
Goodman Fielder Ltd.	141,192	77,219
GrainCorp Ltd. Class A	27,214	203,606
GUD Holdings Ltd.	23,004	136,077
Harvey Norman Holdings Ltd.(a)	29,617	94,076
Insurance Australia Group Ltd.	140,715	753,572
IOOF Holdings Ltd.	16,656	124,469
JB Hi-Fi Ltd.(a)	7,838	105,623
Leighton Holdings Ltd.	19,326	326,387
Lend Lease Group	21,159	265,508
Macquarie Group Ltd.	12,103	609,920
McMillan Shakespeare Ltd.	7,893	71,416
Mermaid Marine Australia Ltd.	86,524	146,126
Metcash Ltd.(a)	145,819	335,585
Mineral Resources Ltd.(a)	18,526	141,037
MMG Ltd.	336,000	117,696
Mount Gibson Iron Ltd.	219,503	104,682
National Australia Bank Ltd.	138,016	3,929,885
New Hope Corp., Ltd.	94,490	215,804
Northern Star Resources Ltd.	58,078	63,272
Orica Ltd.	25,344	419,150
Origin Energy Ltd.	34,955	457,893
Pacific Brands Ltd.	220,135	93,425
Platinum Asset Management Ltd.	21,307	112,987
Primary Health Care Ltd.	42,028	160,714
Prime Media Group Ltd.	53,113	42,758
Programmed Maintenance Services Ltd.	22,217	53,657
QBE Insurance Group Ltd.	29,975	305,837
Regis Resources Ltd.(a)	100,285	136,458

Reject Shop Ltd. (The)	10,251	80,462
Rio Tinto Ltd.	22,694	1,183,162
SAI Global Ltd.	42,353	150,097
Seven Group Holdings Ltd.	27,330	161,666
Seven West Media Ltd.	58,149	81,922
Skilled Group Ltd.	45,950	90,469
Sonic Healthcare Ltd.	17,422	267,399
Southern Cross Media Group Ltd.	141,820	123,479
Suncorp Group Ltd.	57,433	705,605
Super Retail Group Ltd.	21,331	155,112
Tabcorp Holdings Ltd.	80,986	255,829
Tatts Group Ltd.	129,603	357,239
Telstra Corp., Ltd.	962,144	4,462,197
Toll Holdings Ltd.(a)	63,272	312,265
UXC Ltd.	65,350	52,324
Wesfarmers Ltd.(a)	69,692	2,571,085
Westpac Banking Corp.(a)	188,652	5,305,668
Woodside Petroleum Ltd.	47,780	1,697,481
Woolworths Ltd.	60,876	1,823,949
WorleyParsons Ltd.	18,375	246,653
Wotif.com Holdings Ltd.(a)	33,412	90,635

Total Australia		50,407,733
Austria – 0.3%
EVN AG	14,295	182,839
Oesterreichische Post AG	3,630	174,115
OMV AG	12,282	413,404
UNIQA Insurance Group AG	10,370	118,685

Total Austria		889,043
Belgium – 0.4%
Ageas	6,192	205,603
Belgacom S.A.(a)	25,751	896,525
Cofinimmo S.A.	409	46,345
Elia System Operator S.A./N.V.	2,791	134,101
EVS Broadcast Equipment S.A.(a)	1,617	56,419
N.V. Bekaert S.A.	2,285	76,219

Total Belgium		1,415,212
China – 4.8%
BOC Hong Kong Holdings Ltd.(a)	337,047	1,074,283
China Merchants Holdings International Co., Ltd.(a)	74,000	228,716
China Mobile Ltd.	850,000	9,824,407
China Resources Power Holdings Co., Ltd.	174,000	469,446
CNOOC Ltd.	1,807,000	3,099,669
Dah Chong Hong Holdings Ltd.	208,000	120,271
Franshion Properties China Ltd.	294,000	71,559
Poly Property Group Co., Ltd.(a)	289,000	110,909
Shanghai Industrial Holdings Ltd.	45,000	133,289
Shenzhen Investment Ltd.	326,000	91,522
Sino-Ocean Land Holdings Ltd.(a)	270,000	142,213
Yuexiu Property Co., Ltd.	824,000	146,440

Total China		15,512,724

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2014

Investments	Shares	Value

Denmark – 0.3%
TDC A/S	93,369	$709,216
Tryg A/S	2,994	310,949

Total Denmark		1,020,165
Finland – 1.6%
Elisa Oyj	14,186	376,688
Fortum Oyj	51,794	1,263,429
Kemira Oyj	8,816	116,380
Kesko Oyj Class B	4,391	157,255
Kone Oyj Class B(a)	14,544	584,619
Metso Oyj	6,794	242,027
Neste Oil Oyj(a)	8,071	166,190
Orion Oyj Class B	7,276	284,934
Sampo Oyj Class A	19,123	927,634
Stockmann Oyj Abp Class B	3,913	42,684
Stora Enso Oyj Class R	24,858	207,409
Tikkurila Oyj	8,888	185,483
UPM-Kymmene Oyj	35,098	501,458

Total Finland		5,056,190
France – 10.6%
AXA S.A.	70,464	1,736,656
BNP Paribas S.A.	27,335	1,813,565
Bourbon S.A.	4,275	115,893
Bouygues S.A.(a)	15,507	502,757
Casino Guichard Perrachon S.A.	4,188	451,120
Cie de Saint-Gobain	19,775	905,178
CNP Assurances	31,751	598,032
Edenred	4,591	113,295
Electricite de France S.A.	78,547	2,576,860
Euler Hermes Group(a)	1,932	206,231
Eutelsat Communications S.A.	7,003	226,162
GDF Suez	164,454	4,125,846
Klepierre	9,304	407,486
Lagardere SCA	1,423	38,091
Metropole Television S.A.	8,602	138,982
Neopost S.A.	1,610	118,349
Nexity S.A.	3,772	139,304
Orange S.A.	159,092	2,392,583
Rallye S.A.	5,741	250,858
Rexel S.A.	10,604	197,919
Sanofi	43,089	4,874,946
SCOR SE	3,474	108,550
Societe Television Francaise 1(a)	10,676	144,035
Suez Environnement Co.	32,230	545,371
Total S.A.(a)	119,681	7,778,572
Unibail-Rodamco SE	3,242	834,244
Veolia Environnement S.A.	17,555	310,025
Vinci S.A.	24,051	1,397,743
Vivendi S.A.	60,241	1,455,021

Total France		34,503,674
Germany – 7.1%
Allianz SE Registered Shares	12,215	1,980,517
Axel Springer SE	4,187	230,558

BASF SE	29,430	2,700,198
Comdirect Bank AG	10,492	108,391
Daimler AG Registered Shares	45,393	3,482,422
Deutsche Boerse AG	6,275	422,741
Deutsche Post AG Registered Shares	40,089	1,285,811
Deutsche Telekom AG Registered Shares	200,574	3,040,501
Drillisch AG	7,054	237,923
E.ON SE	56,407	1,032,858
Evonik Industries AG(a)	14,940	517,874
Freenet AG	10,108	263,104
Hannover Rueck SE	5,497	444,560
Hugo Boss AG	2,758	344,781
MAN SE	3,015	339,355
Muenchener Rueckversicherungs AG Registered Shares	6,344	1,254,601
ProSiebenSat.1 Media AG Registered Shares	5,573	222,115
RWE AG	10,446	407,160
Siemens AG Registered Shares	29,636	3,532,993
Suedzucker AG(a)	15,050	236,508
Talanx AG*	10,261	341,489
Telefonica Deutschland Holding AG(a)	146,119	764,181

Total Germany		23,190,641
Hong Kong – 1.6%
Bank of East Asia Ltd.	39,200	158,767
China Power International Development Ltd.(a)	468,000	216,971
CLP Holdings Ltd.	116,500	935,439
Hang Seng Bank Ltd.	71,818	1,153,328
Hopewell Holdings Ltd.	49,500	173,391
New World Development Co., Ltd.	234,666	273,194
PCCW Ltd.	334,380	210,142
Power Assets Holdings Ltd.	84,518	747,210
Sino Land Co., Ltd.	186,000	287,440
SJM Holdings Ltd.	265,000	505,080
Television Broadcasts Ltd.(a)	30,700	183,249
Wheelock & Co., Ltd.	45,000	215,000

Total Hong Kong		5,059,211
Ireland – 0.1%
Dragon Oil PLC	17,189	171,541
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	432,087	745,964
Delek Automotive Systems Ltd.	18,484	200,668
Gazit-Globe Ltd.	10,983	136,971
Harel Insurance Investments & Financial Services Ltd.	23,036	124,542
Israel Chemicals Ltd.	26,765	192,502
Migdal Insurance & Financial Holding Ltd.	125,843	183,821
Phoenix Holdings Ltd. (The)	28,805	92,642
Shufersal Ltd.	36,667	103,696

Total Israel		1,780,806
Italy – 3.2%
ACEA SpA	15,317	185,946
Atlantia SpA	37,466	925,280
Banca Generali SpA	5,231	138,307

See Notes to Financial Statements.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2014

Investments	Shares	Value

Enel SpA	392,780	$2,084,946
Eni SpA	168,049	4,005,872
ERG SpA	13,174	162,343
Hera SpA	79,826	211,361
MARR SpA	8,584	133,378
Mediolanum SpA	14,970	106,279
Snam SpA	213,808	1,183,007
Societa Iniziative Autostradali e Servizi SpA	45,850	492,899
Telecom Italia SpA RSP	370,098	328,905
Terna Rete Elettrica Nazionale SpA	106,869	537,579
Unipol Gruppo Finanziario SpA	21,753	105,301

Total Italy		10,601,403
Japan – 5.6%
Adastria Holdings Co., Ltd.(a)	4,700	91,691
Aozora Bank Ltd.(a)	62,000	209,690
Asahi Holdings, Inc.	3,100	55,446
Canon Electronics, Inc.	8,000	147,609
Canon, Inc.	48,500	1,578,643
Chugoku Electric Power Co., Inc. (The)(a)	15,600	199,951
Dai Nippon Printing Co., Ltd.(a)	28,000	280,651
Daihatsu Motor Co., Ltd.(a)	13,200	209,501
Daiichi Sankyo Co., Ltd.(a)	20,400	320,055
Daito Trust Construction Co., Ltd.(a)	2,200	259,820
Daiwa Securities Group, Inc.(a)	40,000	316,842
Dynam Japan Holdings Co., Ltd.	25,000	65,356
Eisai Co., Ltd.(a)	9,200	371,959
Endo Lighting Corp.(a)	3,800	44,306
Fields Corp.	4,500	65,801
Foster Electric Co., Ltd.	4,600	66,172
Geo Holdings Corp.(a)	15,300	131,806
Hakuto Co., Ltd.	9,600	96,879
Hokuriku Electric Power Co.(a)	12,100	158,951
ITOCHU Corp.(a)	58,000	708,510
Japan Airlines Co., Ltd.	11,600	317,243
Kohnan Shoji Co., Ltd.(a)	15,200	169,189
Marubeni Corp.(a)	62,200	425,724
Matsui Securities Co., Ltd.(a)	7,700	71,739
Mitsubishi Corp.(a)	53,100	1,087,220
Mitsui & Co., Ltd.(a)	65,500	1,032,702
Mizuho Financial Group, Inc.(a)	491,200	877,215
Nippon Electric Glass Co., Ltd.(a)	16,000	77,889
Nippon Telegraph & Telephone Corp.	37,900	2,356,679
Nissan Motor Co., Ltd.(a)	133,900	1,304,883
NTT DOCOMO, Inc.(a)	165,900	2,768,403
Onward Holdings Co., Ltd.	14,000	87,424
Sankyo Co., Ltd.(a)	4,700	168,385
Sekisui House Ltd.	19,700	232,029
Sumitomo Corp.(a)	43,500	480,029
Takeda Pharmaceutical Co., Ltd.(a)	27,400	1,190,968
Tama Home Co., Ltd.(a)	14,600	92,103
TonenGeneral Sekiyu K.K.	19,000	166,106
UNY Group Holdings Co., Ltd.(a)	18,800	99,917

Total Japan		18,385,486

Netherlands – 1.6%
Aegon N.V.	44,883	370,354
Delta Lloyd N.V.	10,975	264,736
Fugro N.V. CVA(a)	2,878	87,128
Koninklijke Ahold N.V.	30,033	486,381
Koninklijke Boskalis Westminster N.V.	5,321	299,656
Koninklijke Philips N.V.	26,084	832,497
Reed Elsevier N.V.	27,159	616,526
Unilever N.V. CVA	49,035	1,953,077
Wolters Kluwer N.V.	11,765	313,888

Total Netherlands		5,224,243
New Zealand – 0.7%
Auckland International Airport Ltd.	63,551	190,709
Contact Energy Ltd.	40,647	189,460
Fisher & Paykel Healthcare Corp., Ltd.	44,733	180,960
Fletcher Building Ltd.	27,423	187,671
Infratil Ltd.	59,142	130,458
Mighty River Power Ltd.	124,481	248,874
New Zealand Oil & Gas Ltd.	157,471	93,283
Sky Network Television Ltd.	35,059	172,158
SKYCITY Entertainment Group Ltd.	41,703	118,645
Spark New Zealand Ltd.	213,141	493,414
Trade Me Group Ltd.	32,535	88,758
Vector Ltd.	109,210	228,132

Total New Zealand		2,322,522
Norway – 2.5%
Akastor ASA	12,464	50,165
Aker ASA Class A	6,208	203,945
Aker Solutions ASA*(b)	12,464	124,198
Austevoll Seafood ASA	33,994	226,000
Gjensidige Forsikring ASA	28,447	601,915
Marine Harvest ASA(a)	31,802	445,136
Orkla ASA	49,154	444,646
Statoil ASA	148,082	4,039,386
Telenor ASA	67,182	1,474,861
TGS Nopec Geophysical Co. ASA(a)	3,514	89,454
Yara International ASA	12,188	612,175

Total Norway		8,311,881
Portugal – 0.4%
EDP-Energias de Portugal S.A.	258,677	1,129,003
Portucel S.A.	64,073	255,286

Total Portugal		1,384,289
Singapore – 2.7%
Asian Pay Television Trust	366,000	236,768
CSE Global Ltd.	238,000	125,037
DBS Group Holdings Ltd.	42,000	606,634
Hutchison Port Holdings Trust(a)	672,323	470,626
Keppel Corp., Ltd.	80,000	658,669
Keppel Land Ltd.	40,000	109,778
M1 Ltd.(a)	40,000	111,660
OUE Ltd.	115,000	192,072
Oversea-Chinese Banking Corp., Ltd.	86,249	658,720

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2014

Investments	Shares	Value

SATS Ltd.(a)	83,000	$199,153
Sembcorp Industries Ltd.	64,000	259,955
Sembcorp Marine Ltd.(a)	121,000	354,850
SIA Engineering Co., Ltd.(a)	64,000	231,349
Singapore Exchange Ltd.	39,000	221,101
Singapore Post Ltd.(a)	254,000	357,508
Singapore Press Holdings Ltd.(a)	95,000	312,868
Singapore Technologies Engineering Ltd.	146,000	417,862
Singapore Telecommunications Ltd.	659,000	1,963,616
StarHub Ltd.(a)	93,000	300,447
Tat Hong Holdings Ltd.	208,000	128,848
United Engineers Ltd.	24,000	53,258
United Overseas Bank Ltd.	20,000	351,290
Venture Corp., Ltd.	43,000	256,591
Wing Tai Holdings Ltd.(a)	52,000	71,967

Total Singapore		8,650,627
Spain – 7.3%
Abertis Infraestructuras S.A.	42,847	846,538
ACS Actividades de Construccion y Servicios S.A.	17,301	664,844
Banco Bilbao Vizcaya Argentaria S.A.	247,896	2,990,940
Banco Santander S.A.	810,430	7,791,956
Bolsas y Mercados Espanoles S.A.	7,272	277,336
CaixaBank S.A.	272,102	1,657,136
CaixaBank S.A.(a)	3,415	20,799
Enagas S.A.	12,319	397,297
Endesa S.A.	30,064	1,188,153
Gas Natural SDG S.A.	51,006	1,501,941
Iberdrola S.A.	242,072	1,733,871
Mapfre S.A.	95,808	339,367
Red Electrica Corp. S.A.	6,274	543,381
Repsol S.A.	24,364	578,623
Tecnicas Reunidas S.A.(a)	2,450	129,957
Telefonica S.A.	205,914	3,187,781

Total Spain		23,849,920
Sweden – 3.4%
Atlas Copco AB Class B	11,301	293,797
Axfood AB(a)	4,403	228,078
Bilia AB Class A	5,183	139,490
Castellum AB	15,213	231,728
Electrolux AB Series B	9,063	240,015
Fabege AB	21,385	272,489
Hennes & Mauritz AB Class B	56,814	2,360,551
ICA Gruppen AB	4,447	145,531
Mekonomen AB	4,535	98,459
Modern Times Group AB Class B(a)	2,505	79,441
Nordea Bank AB	115,977	1,510,771
Peab AB	40,565	279,741
Sandvik AB(a)	42,841	483,777
Securitas AB Class B	17,170	190,913
Skanska AB Class B	19,544	404,794
SKF AB Class B	11,467	239,731
Swedbank AB Class A	44,027	1,109,776
Telefonaktiebolaget LM Ericsson Class B	99,872	1,269,113

TeliaSonera AB	236,024	$1,634,526

Total Sweden		11,212,721
Switzerland – 5.4%
ABB Ltd. Registered Shares*	72,598	1,632,030
Baloise Holding AG Registered Shares	2,493	319,615
BKW AG(a)	4,222	139,408
Givaudan S.A. Registered Shares*	174	278,254
Kuehne + Nagel International AG Registered Shares	4,657	587,791
Novartis AG Registered Shares	85,206	8,039,059
STMicroelectronics N.V.(a)	34,709	268,996
Swiss Re AG*	26,517	2,113,312
Swisscom AG Registered Shares	2,438	1,384,213
Transocean Ltd.(a)	22,642	731,985
Zurich Insurance Group AG*	7,460	2,223,556

Total Switzerland		17,718,219
United Kingdom – 24.1%
Aberdeen Asset Management PLC	30,290	196,664
Admiral Group PLC	9,425	196,034
AMEC PLC	10,033	179,566
Amlin PLC	33,783	237,690
Anglo American PLC	53,403	1,198,188
Antofagasta PLC	74,665	872,721
Ashmore Group PLC(a)	27,282	136,223
AstraZeneca PLC	59,962	4,317,467
Aviva PLC	126,090	1,070,091
BAE Systems PLC	166,631	1,273,681
BBA Aviation PLC	27,437	144,558
Berendsen PLC	12,319	195,715
Berkeley Group Holdings PLC	7,146	260,657
BHP Billiton PLC	84,457	2,348,135
BP PLC	991,426	7,288,077
British American Tobacco PLC	82,103	4,634,587
British Land Co. PLC (The)	24,169	275,251
British Sky Broadcasting Group PLC	54,154	774,323
Cable & Wireless Communications PLC	200,037	152,092
Carillion PLC	35,209	173,863
Centrica PLC	298,292	1,488,447
Cobham PLC	24,662	116,384
Dairy Crest Group PLC	11,784	73,310
De La Rue PLC	9,914	76,664
Debenhams PLC	102,823	97,181
Devro PLC	21,720	83,715
Direct Line Insurance Group PLC	27,828	132,724
Electrocomponents PLC	31,909	115,356
Evraz PLC	62,557	131,839
G4S PLC	59,146	240,383
GlaxoSmithKline PLC	251,696	5,765,563
Greene King PLC	13,303	169,294
Halfords Group PLC	26,484	203,724
Hargreaves Services PLC	5,620	51,932
HSBC Holdings PLC	723,998	7,348,595
ICAP PLC(a)	40,668	255,343

See Notes to Financial Statements.

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2014

Investments	Shares	Value

IG Group Holdings PLC	15,556	$149,925
Imperial Tobacco Group PLC	45,291	1,956,002
Inmarsat PLC	18,564	210,966
Interserve PLC	17,994	174,880
Intu Properties PLC	21,675	113,392
Investec PLC	39,589	333,735
J Sainsbury PLC(a)	112,507	458,713
Kier Group PLC	7,822	208,596
Ladbrokes PLC	65,755	137,939
Laird PLC	40,294	202,304
Legal & General Group PLC	226,732	841,360
Marks & Spencer Group PLC	63,696	417,793
Marston’s PLC	37,504	89,558
Melrose Industries PLC	31,331	125,812
Micro Focus International PLC	15,953	274,139
N Brown Group PLC	11,733	72,603
National Grid PLC	197,243	2,839,473
Old Mutual PLC	158,420	466,647
Pearson PLC	36,790	739,562
Pennon Group PLC	19,000	243,643
Persimmon PLC*	12,093	261,525
Premier Farnell PLC	40,597	119,781
Rexam PLC	26,611	212,165
Rio Tinto PLC	59,258	2,912,244
Royal Dutch Shell PLC Class A	163,840	6,264,394
Sage Group PLC (The)	52,550	311,290
Segro PLC	41,945	246,905
Severn Trent PLC	11,370	345,978
Smiths Group PLC	11,905	243,949
SSE PLC	54,625	1,369,951
Standard Chartered PLC	74,961	1,385,970
Standard Life PLC	78,332	526,238
TalkTalk Telecom Group PLC(a)	35,697	173,032
Tate & Lyle PLC	24,953	239,277
Tesco PLC	444,915	1,343,012
TUI Travel PLC(a)	34,446	217,282
Unilever PLC	44,579	1,868,160
United Utilities Group PLC	35,461	464,500
Vedanta Resources PLC	13,789	223,205
Vodafone Group PLC	2,086,193	6,912,874
William Hill PLC	30,044	180,114
WM Morrison Supermarkets PLC(a)	200,662	547,485

Total United Kingdom		78,702,410
TOTAL COMMON STOCKS (Cost: $294,088,684)		325,370,661
RIGHTS – 0.0%
Australia – 0.0%
Arrium Ltd., expiring 10/8/14*	142,967	125
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14*	271,920	4,202

Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/29/14*(a)	247,896	24,740
TOTAL RIGHTS (Cost: $25,159)		29,067
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.0%
United States – 9.0%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $29,467,032)(d)	29,467,032	29,467,032
TOTAL INVESTMENTS IN SECURITIES – 108.6% (Cost: $323,580,875)		354,866,760
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.6)%		(28,122,026)

NET ASSETS – 100.0%		$326,744,734
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $28,462,867 and the total market value of the collateral held by the Fund was $30,001,626. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $534,594.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 11.0%
Adelaide Brighton Ltd.	101,601	$285,388
AGL Energy Ltd.	42,400	502,363
Amcor Ltd.	52,702	522,504
AMP Ltd.	185,015	883,960
ASX Ltd.	21,686	680,491
Aurizon Holdings Ltd.	124,669	494,185
Australia & New Zealand Banking Group Ltd.	210,898	5,706,171
Bank of Queensland Ltd.	42,279	430,636
Bendigo & Adelaide Bank Ltd.	46,196	481,852
BHP Billiton Ltd.	186,117	5,516,124
Boral Ltd.	43,560	189,442
Brambles Ltd.	53,737	447,655
Brickworks Ltd.	25,000	294,454
Cabcharge Australia Ltd.(a)	68,229	325,983
Caltex Australia Ltd.	14,134	346,179
Cardno Ltd.(a)	40,894	215,779
Coca-Cola Amatil Ltd.	21,371	164,192
Cochlear Ltd.(a)	5,088	309,476
Commonwealth Bank of Australia	115,164	7,587,293
Computershare Ltd.	30,936	329,178
Crown Resorts Ltd.(a)	29,502	356,257
CSL Ltd.	8,458	548,945
CSR Ltd.	70,701	206,017
Echo Entertainment Group Ltd.	82,848	237,787
ERM Power Ltd.	113,306	165,578
Flight Centre Travel Group Ltd.(a)	8,455	316,288
Fortescue Metals Group Ltd.(a)	147,011	447,674
GrainCorp Ltd. Class A	37,031	277,054
Incitec Pivot Ltd.	147,354	349,433
Insurance Australia Group Ltd.	213,294	1,142,254
IOOF Holdings Ltd.	48,030	358,925
JB Hi-Fi Ltd.(a)	15,323	206,489
Lend Lease Group	45,900	575,963
Macquarie Group Ltd.	18,363	925,387
McMillan Shakespeare Ltd.	16,054	145,257
Metcash Ltd.(a)	197,251	453,950
Mineral Resources Ltd.	35,072	267,001
MMG Ltd.	532,000	186,352
Monadelphous Group Ltd.(a)	21,718	242,495
National Australia Bank Ltd.	199,088	5,668,856
Navitas Ltd.	46,784	204,692
Pacific Brands Ltd.	423,099	179,563
Perpetual Ltd.	7,976	308,350
Platinum Asset Management Ltd.	75,539	400,568
Primary Health Care Ltd.	72,342	276,633
QBE Insurance Group Ltd.	22,054	225,019
Ramsay Health Care Ltd.	10,705	469,214
Santos Ltd.	45,470	543,909
Sonic Healthcare Ltd.	23,823	365,644
Southern Cross Media Group Ltd.	264,410	230,215
Suncorp Group Ltd.	90,501	1,111,868
Super Retail Group Ltd.	32,636	237,318

Tabcorp Holdings Ltd.	116,794	368,944
Tatts Group Ltd.	187,100	515,724
Telstra Corp., Ltd.	1,075,677	4,988,736
Toll Holdings Ltd.	103,959	513,067
Wesfarmers Ltd.	78,670	2,902,302
Westpac Banking Corp.	248,472	6,988,052
Woodside Petroleum Ltd.	58,174	2,066,749
Woolworths Ltd.(a)	77,215	2,313,493

Total Australia		64,001,327
Austria – 0.5%
Andritz AG	4,004	213,551
EVN AG	16,187	207,038
Oesterreichische Post AG	6,822	327,221
OMV AG	16,553	557,162
Raiffeisen Bank International AG	11,247	244,658
S IMMO AG*	13,360	103,963
UNIQA Insurance Group AG	13,081	149,713
Verbund AG(a)	19,303	388,811
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,934	268,024
Voestalpine AG	7,550	298,525

Total Austria		2,758,666
Belgium – 1.5%
Ageas	13,873	460,646
Anheuser-Busch InBev N.V.	41,831	4,656,526
Belgacom S.A.(a)	29,722	1,034,776
D’ieteren S.A./N.V.	3,618	140,450
Delhaize Group S.A.	4,126	287,086
Elia System Operator S.A./N.V.	7,292	350,364
Melexis N.V.	2,556	116,546
N.V. Bekaert S.A.(a)	6,789	226,455
Solvay S.A.	2,853	439,334
UCB S.A.	6,702	608,558
Umicore S.A.(a)	6,113	267,460

Total Belgium		8,588,201
China – 3.4%
BOC Hong Kong Holdings Ltd.	501,444	1,598,272
China Merchants Holdings International Co., Ltd.	95,431	294,954
China Mobile Ltd.	924,481	10,685,267
China Overseas Land & Investment Ltd.	201,175	517,634
China Resources Enterprise Ltd.(a)	59,812	141,575
China Resources Power Holdings Co., Ltd.	166,000	447,863
China Unicom Hong Kong Ltd.	419,588	626,807
CNOOC Ltd.	2,008,700	3,445,659
Dah Chong Hong Holdings Ltd.	275,000	159,013
Fosun International Ltd.(a)	226,500	271,855
Lenovo Group Ltd.(a)	261,003	388,558
Poly Property Group Co., Ltd.	621,000	238,320
Shenzhen Investment Ltd.	700,000	196,520
Sino-Ocean Land Holdings Ltd.	525,000	276,526
Sun Art Retail Group Ltd.	305,000	344,863
Yuexiu Property Co., Ltd.	1,366,000	242,763

Total China		19,876,449

See Notes to Financial Statements.

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Denmark – 1.0%
Carlsberg A/S Class B	3,091	$274,863
Chr Hansen Holding A/S	8,169	315,797
Coloplast A/S Class B	6,059	507,941
D/S Norden A/S(a)	7,125	182,940
H. Lundbeck A/S	9,487	211,871
IC Companys A/S	2,873	78,496
Novo Nordisk A/S Class B	60,176	2,879,772
Novozymes A/S Class B	6,185	268,384
Pandora A/S	3,367	264,037
TDC A/S	71,246	541,173
Tryg A/S	4,906	509,524

Total Denmark		6,034,798
Finland – 1.1%
Elisa Oyj	13,101	347,877
Fortum Oyj	56,265	1,372,492
Kone Oyj Class B(a)	16,237	652,672
Konecranes Oyj	8,758	235,653
Lassila & Tikanoja Oyj	9,247	156,062
Metso Oyj	7,613	271,203
Neste Oil Oyj(a)	19,715	405,951
Orion Oyj Class B	10,687	418,511
Pohjola Bank Oyj Class A	14,306	291,502
Sampo Oyj Class A	21,906	1,062,634
Stockmann Oyj Abp Class B	7,407	80,797
Stora Enso Oyj Class R	34,659	289,187
UPM-Kymmene Oyj	42,817	611,742
Wartsila Oyj Abp	5,554	248,580

Total Finland		6,444,863
France – 10.2%
Accor S.A.	9,324	413,604
Aeroports de Paris	3,353	401,415
Air Liquide S.A.	8,869	1,081,947
Airbus Group N.V.	11,119	699,776
Arkema S.A.	2,632	176,617
AXA S.A.	111,872	2,757,198
BioMerieux(a)	568	58,816
BNP Paribas S.A.	37,936	2,516,898
Bourbon S.A.	4,618	125,191
Bouygues S.A.(a)	17,099	554,372
Bureau Veritas S.A.	9,842	217,514
Cap Gemini S.A.	5,570	399,873
Carrefour S.A.	22,522	695,909
Casino Guichard Perrachon S.A.	4,692	505,410
Christian Dior S.A.	3,470	581,687
Cie de Saint-Gobain	20,176	923,533
Cie Generale des Etablissements Michelin	5,556	524,150
CNP Assurances	34,859	656,571
Danone S.A.	16,685	1,117,098
Edenred	10,550	260,349
Eiffage S.A.	3,296	183,868
Electricite de France S.A.(a)	90,501	2,969,030
Essilor International S.A.	2,727	299,498

Euler Hermes Group(a)	2,521	269,103
Eutelsat Communications S.A.	9,480	306,156
GDF Suez	185,257	4,647,754
Imerys S.A.	3,277	241,674
Ipsen S.A.	2,694	132,520
IPSOS	4,250	108,477
Kering	2,958	596,563
Klepierre	11,152	488,423
Korian-Medica	1,666	62,864
L’Oreal S.A.	11,003	1,747,172
Lafarge S.A.	3,890	280,199
Legrand S.A.	4,696	244,378
LVMH Moet Hennessy Louis Vuitton S.A.	12,259	1,993,072
Metropole Television S.A.	14,041	226,860
Natixis	125,106	861,003
Neopost S.A.	3,231	237,506
Nexity S.A.	5,013	185,136
Orange S.A.	182,206	2,740,194
Orpea	877	54,529
Pernod Ricard S.A.	5,033	569,926
Publicis Groupe S.A.	5,129	352,275
Rallye S.A.	6,699	292,718
Remy Cointreau S.A.(a)	2,073	149,267
Renault S.A.	9,859	714,259
Rexel S.A.	15,631	291,745
Safran S.A.	8,479	550,336
Sanofi	49,263	5,573,451
Schneider Electric SE	19,317	1,483,654
SCOR SE	13,727	428,921
Societe Generale S.A.	20,848	1,064,511
Societe Television Francaise 1(a)	21,845	294,722
Sodexo	4,405	431,146
Suez Environnement Co.	23,029	389,679
Technip S.A.	4,303	362,076
Thales S.A.	7,361	392,176
Total S.A.	118,374	7,693,624
Unibail-Rodamco SE	4,062	1,045,250
Valeo S.A.	3,346	372,426
Vallourec S.A.	127	5,841
Vinci S.A.	24,763	1,439,122
Vivendi S.A.	76,213	1,840,798

Total France		59,281,830
Germany – 7.0%
adidas AG	4,618	345,646
Allianz SE Registered Shares	19,984	3,240,168
BASF SE	30,222	2,772,864
Bayer AG Registered Shares	18,394	2,576,897
Bayerische Motoren Werke AG	21,735	2,334,372
Beiersdorf AG	4,693	392,106
Bilfinger SE(a)	4,151	263,289
Brenntag AG	4,677	229,889
Celesio AG	5,435	180,844
Continental AG	4,601	875,610

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

CropEnergies AG	41,276	$233,596
Daimler AG Registered Shares	40,742	3,125,611
Deutsche Bank AG Registered Shares	4,864	170,662
Deutsche Boerse AG	8,517	573,783
Deutsche Lufthansa AG Registered Shares	12,417	196,151
Deutsche Post AG Registered Shares	38,176	1,224,454
Deutsche Telekom AG Registered Shares	194,117	2,942,619
E.ON SE	64,176	1,175,114
Evonik Industries AG(a)	20,328	704,641
Fielmann AG	5,866	360,100
Fraport AG Frankfurt Airport Services Worldwide(a)	3,375	221,956
Freenet AG	15,531	404,261
Fresenius Medical Care AG & Co. KGaA	4,643	324,349
Fresenius SE & Co. KGaA	7,449	368,823
GEA Group AG	6,409	279,682
Hannover Rueck SE	5,544	448,361
Henkel AG & Co. KGaA	5,072	474,069
Hugo Boss AG	3,764	470,542
Infineon Technologies AG	20,452	211,674
Linde AG	3,590	690,010
MAN SE	3,355	377,624
Merck KGaA	7,944	732,875
MTU Aero Engines AG	2,231	190,518
Muenchener Rueckversicherungs AG Registered Shares	7,839	1,550,255
ProSiebenSat.1 Media AG Registered Shares	11,365	452,958
RWE AG	5,089	198,357
SAP SE	23,677	1,707,859
Siemens AG Registered Shares	30,952	3,689,878
Software AG(a)	4,139	102,585
Symrise AG	5,773	307,535
Talanx AG*	12,439	413,974
Telefonica Deutschland Holding AG	183,679	960,614
United Internet AG Registered Shares	4,330	184,307
Volkswagen AG	6,659	1,382,089
VTG AG	9,577	179,657
Wacker Chemie AG(a)	1,478	178,885
Wincor Nixdorf AG	3,554	182,098
Wirecard AG	1,418	52,404

Total Germany		40,656,615
Hong Kong – 2.5%
AIA Group Ltd.	137,365	710,256
Bank of East Asia Ltd.	105,858	428,743
Cathay Pacific Airways Ltd.	86,000	158,375
Cheung Kong Holdings Ltd.	62,000	1,021,210
China Power International Development Ltd.(a)	630,000	292,076
CLP Holdings Ltd.	105,000	843,099
Dah Sing Banking Group Ltd.	94,800	169,209
Dah Sing Financial Holdings Ltd.	34,800	211,531
Hang Lung Properties Ltd.	166,000	472,447
Hang Seng Bank Ltd.	82,200	1,320,053
Henderson Land Development Co., Ltd.	64,450	417,488
Hong Kong & China Gas Co., Ltd.	217,168	470,968
Hong Kong Exchanges and Clearing Ltd.	29,000	624,062

Hutchison Whampoa Ltd.	116,000	1,404,232
Hysan Development Co., Ltd.	72,000	332,874
MTR Corp., Ltd.	200,500	784,948
PCCW Ltd.	471,088	296,057
Power Assets Holdings Ltd.	88,000	777,994
Sino Land Co., Ltd.	258,400	399,325
SJM Holdings Ltd.	314,760	599,921
Sun Hung Kai Properties Ltd.	73,000	1,035,054
Swire Properties Ltd.	148,800	463,737
Television Broadcasts Ltd.	48,400	288,900
Wharf Holdings Ltd. (The)	99,000	703,764

Total Hong Kong		14,226,323
Ireland – 0.3%
C&C Group PLC	39,923	212,171
DCC PLC	7,498	415,957
Dragon Oil PLC	37,903	378,260
Kerry Group PLC Class A	4,334	305,610
Paddy Power PLC	4,196	303,035

Total Ireland		1,615,033
Israel – 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	485,415	838,031
Delek Automotive Systems Ltd.	42,556	462,000
Gazit-Globe Ltd.	42,099	525,024
Israel Chemicals Ltd.	29,767	214,093
Teva Pharmaceutical Industries Ltd.	29,694	1,601,356

Total Israel		3,640,504
Italy – 2.9%
Ansaldo STS SpA	6,945	78,477
Assicurazioni Generali SpA	38,909	818,869
Atlantia SpA	39,393	972,871
Banca Generali SpA	16,379	433,058
Davide Campari-Milano SpA	13,151	94,943
Enel Green Power SpA	85,491	218,801
Enel SpA	343,195	1,821,739
Eni SpA	223,120	5,318,629
ERG SpA	17,861	220,101
Hera SpA	113,280	299,940
Intesa Sanpaolo SpA	393,894	1,197,193
Iren SpA	113,628	142,966
Luxottica Group SpA	5,897	307,064
MARR SpA(a)	15,970	248,141
Mediolanum SpA(a)	48,588	344,949
Parmalat SpA	94,382	298,070
Pirelli & C. SpA	22,331	309,178
Recordati SpA	3,675	60,259
Reply SpA	783	61,227
Snam SpA	220,769	1,221,522
Societa Iniziative Autostradali e Servizi SpA	24,894	267,617
Telecom Italia SpA RSP	269,979	239,929
Terna Rete Elettrica Nazionale SpA	127,995	643,848
Tod’s SpA(a)	1,322	131,013
UniCredit SpA	109,000	861,966

Total Italy		16,612,370

See Notes to Financial Statements.

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Japan - 13.8%
Aeon Co., Ltd.(a)	24,300	$241,903
Aichi Steel Corp.	62,000	227,777
Aisin Seiki Co., Ltd.	9,500	342,518
Ajinomoto Co., Inc.	18,000	299,467
Amada Co., Ltd.(a)	14,700	140,038
Aozora Bank Ltd.(a)	134,000	453,202
Asahi Group Holdings Ltd.	12,700	367,356
Asahi Holdings, Inc.	10,400	186,014
Asahi Kasei Corp.(a)	38,000	308,448
ASKUL Corp.(a)	2,300	48,225
Astellas Pharma, Inc.	62,300	927,443
Axell Corp.	10,600	163,597
Azbil Corp.	7,500	183,851
Belluna Co., Ltd.	32,200	141,487
Bridgestone Corp.	15,200	501,886
Brother Industries Ltd.(a)	14,800	273,752
Canon, Inc.	54,900	1,786,959
Central Japan Railway Co.	2,700	364,652
Chugai Pharmaceutical Co., Ltd.(a)	9,000	260,495
Chugoku Electric Power Co., Inc. (The)(a)	13,000	166,626
Dai Nippon Printing Co., Ltd.(a)	31,000	310,721
Dai-ichi Life Insurance Co., Ltd. (The)	24,333	361,130
Daido Steel Co., Ltd.(a)	35,000	139,432
Daihatsu Motor Co., Ltd.(a)	18,900	299,967
Daiichi Sankyo Co., Ltd.(a)	28,000	439,291
Daikin Industries Ltd.	4,900	303,662
Daikyo, Inc.	81,000	151,374
Daito Trust Construction Co., Ltd.	3,800	448,781
Daiwa House Industry Co., Ltd.(a)	15,300	274,422
Daiwa Securities Group, Inc.(a)	80,000	633,684
Dena Co., Ltd.(a)	9,500	120,812
Denki Kagaku Kogyo K.K.	53,000	173,454
Denso Corp.	18,600	857,131
Earth Chemical Co., Ltd.	3,700	134,582
East Japan Railway Co.	6,000	449,610
Eisai Co., Ltd.(a)	11,600	468,991
Electric Power Development Co., Ltd.(a)	5,700	186,285
FANUC Corp.	3,300	595,952
Fast Retailing Co., Ltd.	1,200	401,531
Fuji Heavy Industries Ltd.	12,400	409,886
FUJIFILM Holdings Corp.	13,400	411,669
Gurunavi, Inc.(a)	3,700	51,067
Hitachi Construction Machinery Co., Ltd.(a)	13,200	265,697
Hitachi Ltd.	82,000	626,054
Honda Motor Co., Ltd.(a)	45,800	1,586,581
Hoya Corp.	17,200	577,645
Iida Group Holdings Co., Ltd.(a)	10,400	127,233
Internet Initiative Japan, Inc.(a)	3,300	66,244
Isuzu Motors Ltd.	20,000	282,602
ITOCHU Corp.(a)	70,100	856,320
Japan Airlines Co., Ltd.	11,200	306,304
Japan Exchange Group, Inc.(a)	6,600	156,614
Japan Tobacco, Inc.(a)	53,544	1,741,113

JFE Holdings, Inc.	21,200	422,956
JGC Corp.	6,000	163,763
Kajima Corp.(a)	49,000	234,514
Kao Corp.	7,200	280,695
Kawasaki Heavy Industries Ltd.(a)	50,000	199,644
KDDI Corp.	19,002	1,142,077
Kikkoman Corp.(a)	12,000	254,998
Kirin Holdings Co., Ltd.	27,500	365,137
Kobe Steel Ltd.(a)	199,000	322,913
Kokuyo Co., Ltd.	25,000	201,468
Komatsu Ltd.(a)	28,800	665,948
Kubota Corp.(a)	29,000	458,020
Kyocera Corp.(a)	7,900	368,083
Kyoei Steel Ltd.	9,000	167,127
KYORIN Holdings, Inc.	6,100	123,785
LIXIL Group Corp.(a)	9,100	194,369
Makita Corp.	6,000	339,122
Marubeni Corp.(a)	81,200	555,768
Marui Group Co., Ltd.(a)	20,700	170,401
Matsui Securities Co., Ltd.(a)	25,500	237,577
Medipal Holdings Corp.(a)	18,500	224,810
Misawa Homes Co., Ltd.	15,800	160,312
Mitsubishi Chemical Holdings Corp.(a)	76,000	373,851
Mitsubishi Corp.(a)	60,900	1,246,925
Mitsubishi Electric Corp.	34,000	452,682
Mitsubishi Estate Co., Ltd.(a)	14,000	315,046
Mitsubishi Gas Chemical Co., Inc.(a)	31,000	197,539
Mitsubishi Heavy Industries Ltd.	62,000	398,808
Mitsubishi Materials Corp.(a)	87,000	281,553
Mitsubishi Motors Corp.(a)	23,400	283,927
Mitsubishi Tanabe Pharma Corp.	16,700	244,955
Mitsubishi UFJ Financial Group, Inc.	396,100	2,239,493
Mitsui & Co., Ltd.(a)	78,200	1,232,936
Mitsui Fudosan Co., Ltd.	9,000	275,632
Mitsui Mining & Smelting Co., Ltd.	82,000	218,278
Mitsui OSK Lines Ltd.(a)	55,000	175,487
Mizuho Financial Group, Inc.(a)	755,600	1,349,396
Monex Group, Inc.(a)	44,800	116,804
MS&AD Insurance Group Holdings, Inc.	18,930	412,872
Murata Manufacturing Co., Ltd.(a)	3,600	409,244
Nagatanien Co., Ltd.	17,000	166,753
Nexon Co., Ltd.	15,900	131,177
Nidec Corp.(a)	4,000	270,568
Nihon Yamamura Glass Co., Ltd.	165,000	263,230
Nikon Corp.(a)	13,500	195,064
Nippon Electric Glass Co., Ltd.(a)	36,000	175,250
Nippon Express Co., Ltd.	39,000	163,189
Nippon Steel & Sumitomo Metal Corp.(a)	215,000	557,810
Nippon Telegraph & Telephone Corp.	36,800	2,288,279
Nishi-Nippon City Bank Ltd. (The)	117,000	312,512
Nissan Chemical Industries Ltd.(a)	16,800	297,421
Nissan Motor Co., Ltd.(a)	149,300	1,454,959
Nissin Foods Holdings Co., Ltd.(a)	4,900	254,615
Nittetsu Mining Co., Ltd.	66,000	269,547

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Nomura Holdings, Inc.	108,600	$647,274
Nomura Real Estate Holdings, Inc.	8,900	152,857
NSK Ltd.(a)	14,000	199,225
NTT DOCOMO, Inc.(a)	155,855	2,600,780
NTT Urban Development Corp.(a)	14,700	154,645
Oji Holdings Corp.(a)	44,000	166,462
Oracle Corp.(a)	2,800	109,248
Oriental Land Co., Ltd.	1,900	359,146
Osaka Gas Co., Ltd.	63,000	253,103
Panasonic Corp.(a)	27,800	330,599
Park24 Co., Ltd.	9,700	154,747
Rengo Co., Ltd.(a)	36,000	161,794
Resona Holdings, Inc.	94,000	529,920
Ricoh Co., Ltd.(a)	25,100	269,546
Rock Field Co., Ltd.(a)	13,200	233,568
Saibu Gas Co., Ltd.(a)	73,000	173,691
Sanrio Co., Ltd.(a)	5,300	153,644
Sanyo Special Steel Co., Ltd.	38,000	140,298
Sawai Pharmaceutical Co., Ltd.	1,300	74,780
Secom Co., Ltd.(a)	5,200	309,691
Sega Sammy Holdings, Inc.(a)	9,000	144,811
Seino Holdings Co., Ltd.	7,000	56,092
Sekisui Chemical Co., Ltd.	16,000	183,491
Sekisui House Ltd.	25,100	295,631
Seven & I Holdings Co., Ltd.	14,400	558,436
Shin-Etsu Chemical Co., Ltd.	6,600	431,276
Shionogi & Co., Ltd.	9,900	227,070
Ship Healthcare Holdings, Inc.	2,400	76,795
Showa Denko K.K.	133,000	174,593
Showa Shell Sekiyu K.K.	28,400	270,809
SMC Corp.	1,000	275,765
SoftBank Corp.(a)	7,800	546,736
Sojitz Corp.	133,000	208,542
Sompo Japan Nipponkoa Holdings, Inc.	15,900	385,705
St. Marc Holdings Co., Ltd.	2,800	141,410
Stanley Electric Co., Ltd.	3,400	73,520
Sumitomo Chemical Co., Ltd.(a)	60,000	213,866
Sumitomo Corp.(a)	54,200	598,105
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	129,900
Sumitomo Electric Industries Ltd.	24,900	367,842
Sumitomo Forestry Co., Ltd.	12,600	135,539
Sumitomo Heavy Industries Ltd.	22,000	123,743
Sumitomo Metal Mining Co., Ltd.(a)	24,000	337,809
Sumitomo Mitsui Financial Group, Inc.(a)	42,500	1,732,235
Sumitomo Mitsui Trust Holdings, Inc.	105,070	437,253
Sumitomo Osaka Cement Co., Ltd.	21,000	68,918
Sumitomo Realty & Development Co., Ltd.(a)	5,000	177,880
Sumitomo Rubber Industries Ltd.	13,600	193,285
Suruga Bank Ltd.	3,000	59,784
Suzuken Co., Ltd.	3,700	106,586
Suzuki Motor Corp.	4,700	155,767
Sysmex Corp.	1,600	64,324
Systena Corp.	32,400	246,925
T&D Holdings, Inc.	23,900	306,879

Taiheiyo Cement Corp.(a)	20,000	75,482
Taisei Corp.(a)	54,000	304,718
Taiyo Holdings Co., Ltd.	4,800	152,933
Taiyo Nippon Sanso Corp.(a)	10,000	88,153
Takashimaya Co., Ltd.	7,000	58,517
Takeda Pharmaceutical Co., Ltd.(a)	30,400	1,321,366
Takuma Co., Ltd.	16,000	101,518
Teijin Ltd.(a)	57,000	137,700
Terumo Corp.(a)	9,000	215,698
Toagosei Co., Ltd.	47,000	193,664
Tobu Railway Co., Ltd.(a)	34,000	171,093
Toda Corp.	29,000	145,667
Toho Co., Ltd.	4,000	90,433
Toho Zinc Co., Ltd.	68,000	258,499
Tokai Rika Co., Ltd.	9,100	192,295
Tokio Marine Holdings, Inc.	14,700	455,962
Tokyo Electron Ltd.	3,000	195,761
Tokyo Gas Co., Ltd.	49,000	275,386
Tokyo Tatemono Co., Ltd.	7,000	56,602
Tokyu Corp.	20,000	131,091
Tomen Electronics Corp.	6,300	94,303
TonenGeneral Sekiyu K.K.	26,000	227,303
Toshiba Corp.	88,000	407,690
TOTO Ltd.(a)	8,000	87,953
Toyo Seikan Group Holdings Ltd.	13,200	163,533
Toyo Suisan Kaisha Ltd.(a)	3,000	99,549
Toyobo Co., Ltd.	73,000	105,812
Toyoda Gosei Co., Ltd.	12,800	249,711
Toyota Motor Corp.	102,800	6,056,761
Toyota Tsusho Corp.(a)	15,100	367,813
TS Tech Co., Ltd.	5,000	121,519
Tsukishima Kikai Co., Ltd.(a)	11,900	132,783
UACJ Corp.	47,000	178,668
Ube Industries Ltd.	136,000	216,965
Unicharm Corp.	3,600	82,062
Union Tool Co.	5,500	151,169
Unipres Corp.(a)	4,000	78,363
United Arrows Ltd.(a)	1,500	55,449
Ushio, Inc.	8,100	85,508
USS Co., Ltd.	25,560	391,456
Wacoal Holdings Corp.	16,000	155,777
WATAMI Co., Ltd.(a)	13,100	155,965
West Japan Railway Co.(a)	8,820	394,747
Xebio Co., Ltd.	6,600	100,057
Yahoo Japan Corp.(a)	63,410	241,050
Yakult Honsha Co., Ltd.(a)	4,000	210,037
Yamada Denki Co., Ltd.(a)	19,500	56,885
Yamagata Bank Ltd. (The)(a)	37,000	173,372
Yamaha Corp.(a)	6,900	90,138
Yamanashi Chuo Bank Ltd. (The)	44,000	192,935
Yamato Kogyo Co., Ltd.	8,000	266,922
Yamazen Corp.	26,800	209,866
Yokogawa Electric Corp.(a)	8,200	107,793
Yokohama Reito Co., Ltd.	23,100	171,415

See Notes to Financial Statements.

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Yokohama Rubber Co., Ltd. (The)(a)	20,000	$173,025
Yuasa Trading Co., Ltd.	10,200	197,779
Yusen Logistics Co., Ltd.	12,500	131,729
Zeon Corp.(a)	12,000	122,303

Total Japan		79,691,869
Netherlands – 1.6%
Aegon N.V.	70,907	585,093
Akzo Nobel N.V.	6,604	452,581
ASM International N.V.	1,472	53,507
ASML Holding N.V.(a)	3,965	394,792
Delta Lloyd N.V.	19,875	479,420
Fugro N.V. CVA(a)	5,590	169,230
Heineken N.V.	10,801	808,292
Koninklijke Ahold N.V.	33,071	535,580
Koninklijke Boskalis Westminster N.V.	5,882	331,249
Koninklijke DSM N.V.	5,341	329,626
Koninklijke Philips N.V.	33,607	1,072,601
Koninklijke Ten Cate N.V.	6,656	164,002
Koninklijke Wessanen N.V.	10,423	63,227
Randstad Holding N.V.	6,549	304,944
Reed Elsevier N.V.	35,981	816,790
Unilever N.V. CVA	54,893	2,186,403
Wolters Kluwer N.V.	16,189	431,920

Total Netherlands		9,179,257
New Zealand – 0.5%
Auckland International Airport Ltd.	106,698	320,188
Contact Energy Ltd.	58,611	273,192
Fisher & Paykel Healthcare Corp., Ltd.	68,156	275,715
Fletcher Building Ltd.	33,455	228,952
Mighty River Power Ltd.	178,117	356,107
Sky Network Television Ltd.	59,875	294,018
Spark New Zealand Ltd.	186,907	432,684
Trade Me Group Ltd.	60,700	165,594
TrustPower Ltd.(a)	36,724	209,245
Vector Ltd.(a)	151,971	317,456

Total New Zealand		2,873,151
Norway – 1.8%
Akastor ASA	19,286	77,621
Aker ASA Class A	9,490	311,765
Aker Solutions ASA*(b)	19,286	192,177
Atea ASA	23,098	259,831
Cermaq ASA	7,783	117,240
DNB ASA	37,288	698,415
Gjensidige Forsikring ASA	40,072	847,890
Marine Harvest ASA(a)	44,909	628,597
Norsk Hydro ASA	75,162	420,587
Orkla ASA	51,153	462,729
SpareBank 1 SMN	29,407	271,280
Statoil ASA	130,318	3,554,819
Telenor ASA	73,794	1,620,015
Tomra Systems ASA	16,031	122,303
Yara International ASA	13,202	663,106

Total Norway		10,248,375

Portugal – 0.4%
EDP-Energias de Portugal S.A.	245,857	1,073,050
Galp Energia, SGPS, S.A.	23,383	380,161
Jeronimo Martins, SGPS, S.A.	20,420	224,886
Mota-Engil, SGPS, S.A.	14,639	94,572
Sonae, SGPS, S.A.	213,319	309,357

Total Portugal		2,082,026
Singapore – 2.3%
Asian Pay Television Trust	636,000	411,433
CapitaLand Ltd.	122,000	306,124
CitySpring Infrastructure Trust(a)	680,960	264,311
ComfortDelGro Corp., Ltd.	246,000	462,950
Cosco Corp. Singapore Ltd.(a)	454,000	240,296
DBS Group Holdings Ltd.	76,000	1,097,718
GMG Global Ltd.	4,257,000	220,311
Hutchison Port Holdings Trust	810,036	567,025
Jardine Cycle & Carriage Ltd.	13,000	437,411
Keppel Corp., Ltd.	97,100	799,459
Keppel Land Ltd.	130,000	356,779
Oversea-Chinese Banking Corp., Ltd.(a)	145,729	1,112,993
SATS Ltd.(a)	75,000	179,958
Sembcorp Industries Ltd.	83,000	337,129
Sembcorp Marine Ltd.(a)	139,000	407,637
Singapore Airlines Ltd.(a)	11,000	84,874
Singapore Airlines Ltd.	19,000	146,899
Singapore Post Ltd.(a)	415,000	584,117
Singapore Press Holdings Ltd.(a)	116,000	382,028
Singapore Technologies Engineering Ltd.	124,000	354,897
Singapore Telecommunications Ltd.	666,000	1,984,474
SMRT Corp., Ltd.	117,000	142,202
StarHub Ltd.(a)	85,000	274,602
Super Group Ltd.(a)	130,000	129,969
Tat Hong Holdings Ltd.	410,000	253,979
United Overseas Bank Ltd.	48,000	843,096
Wilmar International Ltd.(a)	188,000	455,516
Wing Tai Holdings Ltd.(a)	172,000	238,046
Yanlord Land Group Ltd.(a)	250,000	210,735

Total Singapore		13,286,968
Spain – 5.4%
Abertis Infraestructuras S.A.	38,241	755,536
ACS Actividades de Construccion y Servicios S.A.	19,275	740,701
Amadeus IT Holding S.A. Class A	12,497	467,606
Banco Bilbao Vizcaya Argentaria S.A.	216,488	2,611,993
Banco Santander S.A.	977,269	9,396,046
Bolsas y Mercados Espanoles S.A.	9,447	360,285
CaixaBank S.A.	245,812	1,497,026
CaixaBank S.A.(a)	2,689	16,376
Cie Automotive S.A.	4,619	64,243
Enagas S.A.	13,689	441,481
Endesa S.A.	49,385	1,951,733
Ferrovial S.A.	38,651	749,721
Gas Natural SDG S.A.	49,601	1,460,569
Iberdrola S.A.	224,634	1,608,970

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Inditex S.A.	60,479	$1,671,252
Mapfre S.A.	144,660	512,408
Obrascon Huarte Lain S.A.(a)	10,933	365,787
Red Electrica Corp. S.A.	5,255	455,127
Repsol S.A.	70,486	1,673,979
Tecnicas Reunidas S.A.(a)	3,553	188,465
Telefonica S.A.	283,988	4,396,454

Total Spain		31,385,758
Sweden – 3.6%
AAK AB	945	49,424
Alfa Laval AB(a)	15,633	334,850
Assa Abloy AB Class B	4,508	233,017
Atlas Copco AB Class A	17,173	493,148
Atlas Copco AB Class B	18,586	483,189
Axfood AB(a)	5,821	301,532
Axis Communications AB(a)	5,576	151,924
BillerudKorsnas AB	23,668	335,891
Boliden AB	23,633	383,917
Electrolux AB Series B	15,001	397,271
Elekta AB Class B(a)	12,898	127,309
Fabege AB	23,637	301,185
Gunnebo AB	28,044	143,558
Hennes & Mauritz AB Class B	60,927	2,531,441
Hexagon AB Class B	11,104	352,757
Husqvarna AB Class B	30,514	216,312
ICA Gruppen AB(a)	4,800	157,083
Indutrade AB	1,932	73,572
Investment AB Latour Class B	14,525	383,859
Mekonomen AB	7,176	155,797
NCC AB Class B	10,257	340,932
Nordea Bank AB	156,428	2,037,704
Peab AB	68,582	472,950
Securitas AB Class B	28,113	312,588
Skandinaviska Enskilda Banken AB Class A	87,988	1,176,689
Skanska AB Class B	27,954	578,982
SKF AB Class B	17,177	359,105
Svenska Cellulosa AB SCA Class B	15,264	364,427
Svenska Handelsbanken AB Class A	19,212	904,844
Swedbank AB Class A	65,275	1,645,368
Swedish Match AB	8,624	279,953
Telefonaktiebolaget LM Ericsson Class B	125,086	1,589,517
TeliaSonera AB	276,587	1,915,435
Trelleborg AB Class B(a)	21,219	368,250
Volvo AB Class A(a)	38,038	421,624
Volvo AB Class B	29,838	324,731

Total Sweden		20,700,135
Switzerland – 7.8%
ABB Ltd. Registered Shares*	89,310	2,007,722
Actelion Ltd. Registered Shares*	3,575	420,170
Adecco S.A. Registered Shares*	7,398	502,104
Baloise Holding AG Registered Shares	3,688	472,820
BKW AG(a)	8,990	296,844

Cie Financiere Richemont S.A. Registered Shares	6,700	549,393
Clariant AG Registered Shares*	25,099	429,743
EFG International AG*	16,331	164,250
EMS-Chemie Holding AG Registered Shares	683	283,958
Geberit AG Registered Shares	1,683	543,915
Givaudan S.A. Registered Shares*	342	546,914
Holcim Ltd. Registered Shares*	6,372	464,479
Implenia AG Registered Shares*	2,279	124,504
Julius Baer Group Ltd.*	8,577	384,641
Kuehne + Nagel International AG Registered Shares	6,207	783,427
Logitech International S.A. Registered Shares(a)	20,728	266,828
Nestle S.A. Registered Shares	104,499	7,682,946
Nobel Biocare Holding AG Registered Shares*(a)	11,718	207,870
Novartis AG Registered Shares	89,514	8,445,512
Panalpina Welttransport Holding AG Registered Shares(a)	601	75,542
Partners Group Holding AG	1,058	278,479
Roche Holding AG Bearer Shares	5,875	1,703,166
Roche Holding AG Genusschein	20,809	6,165,388
Schindler Holding AG Participating Shares	2,906	394,158
STMicroelectronics N.V.(a)	47,209	365,871
Straumann Holding AG Registered Shares(a)	708	160,495
Sulzer AG Registered Shares	2,094	257,504
Swatch Group AG (The) Registered Shares	4,800	419,969
Swiss Life Holding AG Registered Shares*	2,470	589,905
Swiss Re AG*	38,389	3,059,469
Swisscom AG Registered Shares	2,442	1,386,483
Syngenta AG Registered Shares	3,139	999,684
Tecan Group AG Registered Shares	813	85,512
Temenos Group AG*	2,375	90,352
Transocean Ltd.(a)	5,725	185,081
UBS AG Registered Shares*	61,794	1,077,434
Vontobel Holding AG Registered Shares	9,729	352,810
Zurich Insurance Group AG*	9,777	2,914,170

Total Switzerland		45,139,512
United Kingdom – 20.3%
Aberdeen Asset Management PLC	63,013	409,125
Admiral Group PLC	7,122	148,133
Aggreko PLC	7,669	192,457
AMEC PLC	21,985	393,476
Amlin PLC	70,425	495,496
Anglo American PLC	23,020	516,493
Antofagasta PLC	17,556	205,203
ARM Holdings PLC	18,108	265,963
Ashmore Group PLC(a)	58,417	291,684
Associated British Foods PLC	13,388	581,449
AstraZeneca PLC	57,895	4,168,636
Aviva PLC	121,912	1,034,633
Babcock International Group PLC	22,456	397,538
BAE Systems PLC	187,699	1,434,719
Balfour Beatty PLC	80,045	244,737
Barclays PLC	488,114	1,799,826

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

Berendsen PLC	30,147	$478,954
Berkeley Group Holdings PLC	11,632	424,287
BG Group PLC	59,406	1,097,889
BHP Billiton PLC	104,415	2,903,022
BP PLC	1,044,730	7,679,920
British American Tobacco PLC	89,014	5,024,702
British Land Co. PLC (The)	29,468	335,599
British Sky Broadcasting Group PLC	70,449	1,007,318
Britvic PLC	7,149	77,419
BT Group PLC	261,716	1,610,570
Burberry Group PLC	15,250	373,558
Capita PLC	24,076	454,319
Carillion PLC	40,024	197,639
Carnival PLC	7,431	296,832
Centrica PLC	311,203	1,552,872
Close Brothers Group PLC	23,165	537,397
Compass Group PLC	38,745	625,916
Croda International PLC	6,203	206,450
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	26,991	335,174
Darty PLC	115,389	138,894
Debenhams PLC	165,375	156,301
Devro PLC	43,930	169,319
Diageo PLC	72,185	2,088,856
Direct Line Insurance Group PLC	112,203	535,144
Drax Group PLC(a)	24,388	255,604
easyJet PLC(a)	12,425	286,632
Electrocomponents PLC	59,727	215,923
Fidessa Group PLC	8,145	302,510
G4S PLC	75,978	308,792
GKN PLC	65,686	339,906
GlaxoSmithKline PLC	276,519	6,334,180
Halfords Group PLC	30,349	233,455
Hammerson PLC	38,088	354,733
Hays PLC	150,559	283,864
HSBC Holdings PLC	979,998	9,947,000
ICAP PLC(a)	54,537	342,422
IG Group Holdings PLC	30,672	295,609
IMI PLC	10,124	201,874
Imperial Tobacco Group PLC	50,338	2,173,969
Inchcape PLC	34,471	359,884
Inmarsat PLC	19,255	218,819
InterContinental Hotels Group PLC	5,220	201,321
Intertek Group PLC	4,914	208,798
Intu Properties PLC	60,040	314,096
Investec PLC	37,138	313,073
ITV PLC	164,229	553,246
J D Wetherspoon PLC	4,584	59,302
J Sainsbury PLC(a)	130,867	533,570
John Wood Group PLC	27,140	334,165
Johnson Matthey PLC	7,191	340,288
Kingfisher PLC	81,747	429,246
Legal & General Group PLC	272,315	1,010,510
London Stock Exchange Group PLC	19,618	594,094

Marks & Spencer Group PLC	74,286	487,255
Marston’s PLC	100,619	240,274
Meggitt PLC	37,187	272,009
Melrose Industries PLC	68,161	273,707
Mondi PLC	20,541	336,663
N Brown Group PLC	34,252	211,949
National Grid PLC	206,814	2,977,256
Next PLC	2,244	240,281
Numis Corp. PLC	13,361	57,562
Old Mutual PLC	253,677	747,239
Pan African Resources PLC	827,720	157,668
PayPoint PLC	4,234	67,507
Pearson PLC	45,438	913,407
Persimmon PLC*	19,808	428,371
Prudential PLC	69,801	1,557,053
QinetiQ Group PLC	37,279	135,676
Reckitt Benckiser Group PLC	25,389	2,202,027
Reed Elsevier PLC	33,808	541,501
Restaurant Group PLC (The)	8,631	91,299
Rexam PLC	37,383	298,048
Rio Tinto PLC	71,014	3,489,995
Royal Dutch Shell PLC Class A	181,248	6,929,986
Royal Dutch Shell PLC Class B	123,873	4,893,904
SABMiller PLC	8,819	490,098
Sage Group PLC (The)	61,078	361,807
Savills PLC	8,389	83,163
Schroders PLC Non-Voting Shares	10,136	311,386
Segro PLC	61,151	359,959
Severn Trent PLC	14,621	444,902
Smith & Nephew PLC	19,745	332,900
Smiths Group PLC	17,671	362,102
SSE PLC	56,929	1,427,733
Standard Chartered PLC	108,527	2,006,579
Standard Life PLC	109,897	738,293
TalkTalk Telecom Group PLC(a)	60,538	293,442
Tate & Lyle PLC	27,669	265,321
Tesco PLC	493,279	1,489,003
TUI Travel PLC(a)	43,061	271,624
Ultra Electronics Holdings PLC	6,683	191,873
Unilever PLC	48,311	2,024,556
United Utilities Group PLC	43,599	571,099
Victrex PLC	5,566	144,915
Vodafone Group PLC	2,307,398	7,645,865
Weir Group PLC (The)	9,041	366,714
WH Smith PLC	20,004	351,211
Whitbread PLC	7,871	530,053
William Hill PLC	47,035	281,975
WM Morrison Supermarkets PLC	82,427	224,893
WS Atkins PLC	4,739	101,180

Total United Kingdom		117,458,087
TOTAL COMMON STOCKS (Cost: $496,568,514)		575,782,117

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

September 30, 2014

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International Dividend ex-Financials Fund(c)
(Cost: $94,453)	2,150	$100,620
RIGHTS – 0.0%
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14*	448,800	6,935
Portugal – 0.0%
Mota-Engil, SGPS, S.A., expiring 12/31/14*†	2,392	1,209
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/29/14*(a)	216,488	21,605
TOTAL RIGHTS (Cost: $23,269)		29,749
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.1%
United States – 9.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d)
(Cost: $52,509,678)(e)	52,509,678	52,509,678
TOTAL INVESTMENTS IN SECURITIES – 108.6% (Cost: $549,195,914)		628,422,164
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.6)%		(49,583,714)

NET ASSETS – 100.0%		$578,838,450
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,209, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(e)	At September 30, 2014, the total market value of the Fund’s securities on loan was $50,611,957 and the total market value of the collateral held by the Fund was $53,317,919. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $808,241.

CVA - Certificaten Van Aandelen (Certificate of Stock)

RSP - Risparmio Italian Savings Shares

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe Dividend Growth Fund (EUDG)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.9%
Austria – 0.3%
ams AG	240	$9,130
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	26,197

Total Austria		35,327
Belgium – 3.8%
Anheuser-Busch InBev N.V.	4,415	491,467
Melexis N.V.	252	11,491
Umicore S.A.	577	25,245

Total Belgium		528,203
Denmark – 2.7%
AP Moeller – Maersk A/S Class B	25	59,395
DSV A/S	392	11,043
Novo Nordisk A/S Class B	5,551	265,648
Novozymes A/S Class B	382	16,576
Pandora A/S	357	27,996

Total Denmark		380,658
Finland – 0.7%
Kone Oyj Class B	2,043	82,122
Metso Oyj	170	6,056
YIT Oyj(a)	1,113	8,590

Total Finland		96,768
France – 7.4%
Air Liquide S.A.	987	120,406
Airbus Group N.V.	1,312	82,571
BioMerieux(a)	93	9,630
Carrefour S.A.	1,981	61,211
Dassault Systemes S.A.	345	22,166
Essilor International S.A.	332	36,462
Eutelsat Communications S.A.	1,236	39,917
L’Oreal S.A.	1,343	213,256
LVMH Moet Hennessy Louis Vuitton S.A.	1,245	202,412
Metropole Television S.A.	1,051	16,981
Plastic Omnium S.A.	220	5,264
Publicis Groupe S.A.	475	32,624
Safran S.A.	1,140	73,993
Societe BIC S.A.	196	25,280
Technip S.A.	326	27,431
Teleperformance	175	10,828
Valeo S.A.	216	24,042
Vallourec S.A.	3	138
Vicat	178	11,526
Zodiac Aerospace	564	17,993

Total France		1,034,131
Germany – 15.3%
adidas AG	464	34,729
BASF SE	3,432	314,885
Bayer AG Registered Shares	1,837	257,353
Bayerische Motoren Werke AG	1,882	202,130
Bilfinger SE(a)	206	13,066
Brenntag AG	369	18,138
Investments	Shares	Value

Carl Zeiss Meditec AG Bearer Shares	235	$6,828
Continental AG	456	86,781
Deutsche Lufthansa AG Registered Shares	1,390	21,958
Deutsche Post AG Registered Shares	2,755	88,364
Duerr AG	96	7,013
Evonik Industries AG	1,920	66,554
Fielmann AG	336	20,626
Freenet AG	896	23,322
Fresenius Medical Care AG & Co. KGaA	566	39,539
Fresenius SE & Co. KGaA	621	30,748
Hamburger Hafen und Logistik AG	396	9,462
Henkel AG & Co. KGaA	448	41,874
Hugo Boss AG	300	37,503
Infineon Technologies AG	2,112	21,859
Leoni AG	192	10,483
MTU Aero Engines AG	160	13,663
Pfeiffer Vacuum Technology AG	58	4,883
ProSiebenSat.1 Media AG Registered Shares	1,034	41,211
Rhoen Klinikum AG	395	11,986
SAP SE	2,442	176,145
Siemens AG Registered Shares	3,228	384,819
Symrise AG	312	16,621
United Internet AG Registered Shares	360	15,323
Volkswagen AG	663	137,607

Total Germany		2,155,473
Ireland – 0.4%
Dragon Oil PLC	1,692	16,886
Greencore Group PLC	1,860	7,056
Kerry Group PLC Class A	175	12,340
Paddy Power PLC	223	16,105

Total Ireland		52,387
Italy – 5.2%
Atlantia SpA	4,080	100,762
DiaSorin SpA	180	6,758
Eni SpA(a)	22,825	544,091
Luxottica Group SpA	889	46,291
MARR SpA	494	7,676
Pirelli & C. SpA	1,420	19,660
Recordati SpA	692	11,347

Total Italy		736,585
Netherlands – 3.9%
ASML Holding N.V.	457	45,503
Brunel International N.V.	225	5,156
Fugro N.V. CVA	364	11,020
Gemalto N.V.(a)	63	5,784
Heineken N.V.	1,114	83,366
Koninklijke Ahold N.V.	819	13,264
Koninklijke DSM N.V.	726	44,806
Koninklijke Vopak N.V.(a)	405	21,859
Reed Elsevier N.V.	2,618	59,430
Unilever N.V. CVA(a)	6,433	256,228

Total Netherlands		546,416

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Dividend Growth Fund (EUDG)

September 30, 2014

Investments	Shares	Value

Norway – 4.9%
Akastor ASA	1,428	$5,747
Aker Solutions ASA*(b)	1,428	14,230
Salmar ASA	1,080	19,085
Statoil ASA	14,541	396,650
Telenor ASA	6,533	143,420
TGS Nopec Geophysical Co. ASA(a)	338	8,604
Wilh. Wilhelmsen ASA	1,128	8,825
Yara International ASA	1,728	86,794

Total Norway		683,355
Portugal – 0.2%
Jeronimo Martins, SGPS, S.A.	1,831	20,165
Mota-Engil, SGPS, S.A.	1,356	8,760

Total Portugal		28,925
Spain – 2.6%
Amadeus IT Holding S.A. Class A	310	11,599
Distribuidora Internacional de Alimentacion S.A.	1,898	13,628
Inditex S.A.	7,640	211,121
Indra Sistemas S.A.	1,018	14,275
Obrascon Huarte Lain S.A.(a)	299	10,004
Prosegur Cia de Seguridad S.A.	1,725	10,721
Red Electrica Corp. S.A.	720	62,358
Tecnicas Reunidas S.A.	201	10,662
Viscofan S.A.	188	10,307
Zardoya Otis S.A.	1,195	14,824

Total Spain		369,499
Sweden – 4.3%
Alfa Laval AB	1,117	23,926
Atlas Copco AB Class A	805	23,117
Atlas Copco AB Class B	3,286	85,428
Axfood AB	339	17,560
Axis Communications AB(a)	300	8,174
Betsson AB*	266	9,447
Boliden AB	1,224	19,884
Elekta AB Class B(a)	1,042	10,285
Hennes & Mauritz AB Class B	6,898	286,603
Hexagon AB Class B	564	17,917
ICA Gruppen AB	873	28,570
Indutrade AB	190	7,235
Intrum Justitia AB	319	9,001
JM AB	444	14,216
Meda AB Class A	648	9,115
Skanska AB Class B	1,478	30,612

Total Sweden		601,090
Switzerland – 23.8%
ABB Ltd. Registered Shares*	9,034	203,088
Actelion Ltd. Registered Shares*	240	28,207
Adecco S.A. Registered Shares*	684	46,423
Aryzta AG	112	9,653
Cie Financiere Richemont S.A. Registered Shares	727	59,613
EMS-Chemie Holding AG Registered Shares	93	38,665
Galenica AG Registered Shares	21	18,484
Investments	Shares	Value

Geberit AG Registered Shares	120	$38,782
Givaudan S.A. Registered Shares*	37	59,169
Nestle S.A. Registered Shares	10,144	745,804
Nobel Biocare Holding AG Registered Shares*	327	5,801
Novartis AG Registered Shares	9,164	864,610
Partners Group Holding AG	104	27,374
Roche Holding AG Bearer Shares	573	166,113
Roche Holding AG Genusschein	2,253	667,529
Schindler Holding AG Participating Shares	268	36,350
SGS S.A. Registered Shares	32	66,344
Sonova Holding AG Registered Shares	144	22,998
Straumann Holding AG Registered Shares	60	13,601
Swatch Group AG (The) Bearer Shares	58	27,565
Swisscom AG Registered Shares	254	144,213
Syngenta AG Registered Shares	166	52,866

Total Switzerland		3,343,252
United Kingdom – 24.4%
Aberdeen Asset Management PLC	3,680	23,893
Admiral Group PLC	744	15,475
Aggreko PLC	459	11,519
AMEC PLC	1,008	18,041
ARM Holdings PLC	636	9,341
Babcock International Group PLC	705	12,481
Bellway PLC	325	8,256
Berkeley Group Holdings PLC	704	25,679
BG Group PLC	3,706	68,491
BHP Billiton PLC	4,478	124,501
BP PLC	62,543	459,760
British American Tobacco PLC	5,742	324,127
British Sky Broadcasting Group PLC	4,526	64,715
Capita PLC	1,431	27,003
Daily Mail & General Trust PLC Class A Non-Voting Shares	728	9,040
Diageo PLC	4,865	140,781
esure Group PLC	1,598	5,982
Fresnillo PLC(a)	756	9,315
GKN PLC	2,628	13,599
GlaxoSmithKline PLC	17,891	409,827
Halma PLC	850	8,433
Hammerson PLC	2,217	20,648
Hargreaves Lansdown PLC	768	11,766
Hays PLC	3,573	6,737
IMI PLC	647	12,901
Inchcape PLC	1,250	13,050
ITV PLC	6,105	20,566
Jardine Lloyd Thompson Group PLC	804	12,682
John Wood Group PLC	659	8,114
Jupiter Fund Management PLC	1,345	7,754
London Stock Exchange Group PLC	595	18,018
Marks & Spencer Group PLC	5,108	33,504
Melrose Industries PLC	3,330	13,372
Michael Page International PLC	1,071	7,268
Micro Focus International PLC	547	9,400
Morgan Advanced Materials PLC	1,415	6,808

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Dividend Growth Fund (EUDG)

September 30, 2014

Investments	Shares	Value

Next PLC	106	$11,350
Persimmon PLC*	1,221	26,406
Prudential PLC	3,345	74,617
Reckitt Benckiser Group PLC	1,471	127,582
Reed Elsevier PLC	2,616	41,900
Rolls-Royce Holdings PLC	2,930	45,813
Rotork PLC	232	10,399
Royal Dutch Shell PLC Class A	12,991	496,709
Royal Dutch Shell PLC Class B	5,946	234,911
SABMiller PLC	783	43,514
Sage Group PLC (The)	2,817	16,687
Serco Group PLC	1,657	7,685
Smith & Nephew PLC	1,860	31,360
Smiths Group PLC	1,279	26,208
Spectris PLC	216	6,331
Spirax-Sarco Engineering PLC	241	11,041
Tate & Lyle PLC	1,802	17,280
Travis Perkins PLC	492	13,272
Unilever PLC	3,283	137,580
Vesuvius PLC	1,127	8,255
Weir Group PLC (The)	311	12,615
WH Smith PLC	404	7,093
Whitbread PLC	252	16,970
William Hill PLC	2,767	16,588

Total United Kingdom		3,435,013
TOTAL COMMON STOCKS (Cost: $15,107,687)		14,027,082
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $148,542)(d)	148,542	148,542
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $15,256,229)		14,175,624
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(132,431)

NET ASSETS – 100.0%		$14,043,193
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $161,547 and the total market value of the collateral held by the Fund was $169,844. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,302.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.6%
Austria – 0.6%
Andritz AG	74,048	$3,949,307
CAT Oil AG	46,828	892,656
Lenzing AG(a)	24,245	1,500,747
RHI AG	8,063	222,351
Vienna Insurance Group AG Wiener Versicherung Gruppe	269,480	12,171,738

Total Austria		18,736,799
Belgium – 8.2%
Anheuser-Busch InBev N.V.	1,652,746	183,979,689
Delhaize Group S.A.(a)	174,975	12,174,726
Melexis N.V.	33,228	1,515,097
N.V. Bekaert S.A.(a)	97,969	3,267,865
Solvay S.A.	129,668	19,967,597
UCB S.A.	222,743	20,225,600

Total Belgium		241,130,574
Finland – 2.9%
Amer Sports Oyj	190,331	3,825,331
Cargotec Oyj Class B(a)	64,591	2,159,808
Huhtamaki Oyj	159,760	4,387,497
Kemira Oyj(a)	387,729	5,118,396
Kone Oyj Class B(a)	946,290	38,037,652
Konecranes Oyj(a)	154,840	4,166,315
Metso Oyj(a)	366,484	13,055,497
Outotec Oyj(a)	278,658	2,115,608
Wartsila Oyj Abp	293,624	13,141,713

Total Finland		86,007,817
France – 26.1%
Airbus Group N.V.	651,353	40,992,973
Arkema S.A.(a)	75,810	5,087,142
Bourbon S.A.	82,825	2,245,331
Bureau Veritas S.A.	451,115	9,969,893
Casino Guichard Perrachon S.A.	170,886	18,407,382
Christian Dior S.A.	166,147	27,851,764
Cie Generale des Etablissements Michelin	241,774	22,808,839
Danone S.A.	757,387	50,708,760
Dassault Systemes S.A.(a)	96,278	6,185,755
Edenred(a)	349,965	8,636,292
Essilor International S.A.	114,308	12,554,099
Ingenico(a)	27,347	2,794,088
IPSOS	53,474	1,364,868
Kering	129,900	26,197,952
L’Oreal S.A.	527,844	83,816,620
Lafarge S.A.	198,622	14,306,844
Legrand S.A.	274,012	14,259,469
LVMH Moet Hennessy Louis Vuitton S.A.(a)	490,741	79,784,801
Neopost S.A.(a)	103,000	7,571,377
Pernod Ricard S.A.	215,300	24,380,082
Publicis Groupe S.A.	166,990	11,469,357
Rallye S.A.	98,400	4,299,668
Remy Cointreau S.A.(a)	46,742	3,365,669
Rubis SCA(a)	48,803	2,810,641
Investments	Shares	Value

Safran S.A.	426,572	$27,686,989
Sanofi	1,349,286	152,653,714
Schneider Electric SE	708,098	54,385,888
SEB S.A.	51,926	3,917,364
Societe BIC S.A.	55,525	7,161,493
Sodexo	142,584	13,955,638
Technip S.A.	117,397	9,878,380
Teleperformance	36,583	2,263,536
Vallourec S.A.(a)	142,990	6,576,815
Zodiac Aerospace	150,920	4,814,858

Total France		765,164,341
Germany – 24.8%
Aareal Bank AG	105,956	4,608,418
adidas AG	170,486	12,760,461
Bayer AG Registered Shares	699,620	98,012,855
Bayerische Motoren Werke AG	727,900	78,177,557
Brenntag AG	116,383	5,720,580
Daimler AG Registered Shares	1,472,860	112,993,647
Duerr AG	29,609	2,163,048
E.ON SE	3,706,678	67,872,267
Fresenius Medical Care AG & Co. KGaA	213,372	14,905,681
Fresenius SE & Co. KGaA	245,075	12,134,418
GEA Group AG	135,050	5,893,443
Hannover Rueck SE	279,172	22,577,550
HeidelbergCement AG	73,126	4,833,134
Henkel AG & Co. KGaA	157,611	14,731,563
Hochtief AG(a)	65,088	4,481,944
Infineon Technologies AG(a)	631,029	6,531,028
K+S AG Registered Shares(a)	116,352	3,300,473
Krones AG	14,496	1,260,969
LANXESS AG	40,439	2,232,651
Linde AG	142,773	27,441,467
Merck KGaA	259,292	23,921,020
MTU Aero Engines AG	47,297	4,038,960
NORMA Group SE	18,134	758,705
SAP SE	908,487	65,530,594
Siemens AG Registered Shares	1,025,260	122,224,212
Software AG(a)	62,783	1,556,074
Symrise AG	73,753	3,928,914
Wacker Chemie AG(a)	13,915	1,684,160

Total Germany		726,275,793
Ireland – 0.1%
Glanbia PLC	135,697	1,959,322
Italy – 2.1%
Buzzi Unicem SpA(a)	148,729	2,031,003
Danieli & C. Officine Meccaniche SpA	105,315	2,713,999
Davide Campari-Milano SpA(a)	836,691	6,040,468
Interpump Group SpA	254,941	3,199,609
Luxottica Group SpA	464,042	24,163,206
Parmalat SpA	2,015,939	6,366,587
Pirelli & C. SpA	786,800	10,893,418
Salvatore Ferragamo SpA(a)	219,246	6,023,934

Total Italy		61,432,224

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2014

Investments	Shares	Value

Netherlands – 14.1%
Akzo Nobel N.V.	369,019	$25,289,355
Arcadis N.V.	89,459	2,962,533
ASM International N.V.	49,643	1,804,524
ASML Holding N.V.	231,977	23,097,801
Brunel International N.V.	41,224	944,663
Corbion N.V.	65,047	958,109
Fugro N.V. CVA(a)	168,469	5,100,194
Gemalto N.V.(a)	20,280	1,861,968
Heineken N.V.	537,889	40,252,883
Koninklijke Ahold N.V.	1,916,619	31,039,384
Koninklijke Boskalis Westminster N.V.	228,989	12,895,671
Koninklijke DSM N.V.	324,074	20,000,575
Koninklijke Philips N.V.	1,854,446	59,186,515
Koninklijke Vopak N.V.(a)	170,581	9,206,658
Nutreco N.V.	117,167	4,265,683
Reed Elsevier N.V.	1,254,732	28,483,170
Unilever N.V. CVA(a)	3,252,711	129,556,357
Wolters Kluwer N.V.	594,549	15,862,471

Total Netherlands		412,768,514
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	896,422	9,872,307
Spain – 19.8%
Abengoa S.A. Class B(a)	1,271,881	6,719,234
Acerinox S.A.	525,092	8,072,634
ACS Actividades de Construccion y Servicios S.A.	960,104	36,894,937
Banco Bilbao Vizcaya Argentaria S.A.(a)	13,459,183	162,389,080
Banco Santander S.A.	14,319,443	137,675,646
Duro Felguera S.A.(a)	633,311	3,016,113
Grifols S.A. Class A(a)	71,121	2,914,526
Grifols S.A. Class B	39,449	1,405,317
Mapfre S.A.(a)	9,149,737	32,409,766
Obrascon Huarte Lain S.A.(a)	198,640	6,645,933
Prosegur Cia de Seguridad S.A.(a)	903,617	5,616,151
Tecnicas Reunidas S.A.(a)	119,271	6,326,595
Telefonica S.A.	11,024,570	170,672,776

Total Spain		580,758,708
Switzerland – 0.6%
STMicroelectronics N.V.(a)	2,137,531	16,565,947
TOTAL COMMON STOCKS (Cost: $3,005,276,297)		2,920,672,346
RIGHTS – 0.1%
Spain – 0.1%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*(a) (Cost $1,308,306)	12,890,722	1,286,452
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
United States – 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $114,700,199)(c)	114,700,199	$114,700,199
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $3,121,284,802)		3,036,658,997
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.6)%		(104,189,447)

NET ASSETS – 100.0%		$2,932,469,550
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $123,660,134 and the total market value of the collateral held by the Fund was $130,445,395. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,745,196.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 1.9%
ams AG	110,694	$4,211,690
Austria Technologie & Systemtechnik AG	99,664	1,151,990
CAT Oil AG	135,574	2,584,371
Lenzing AG(a)	70,507	4,364,330
POLYTEC Holding AG	109,884	885,614
RHI AG	133,299	3,675,953
Wienerberger AG(a)	127,545	1,643,436

Total Austria		18,517,384
Belgium – 3.6%
Arseus N.V.	101,713	4,931,405
Barco N.V.(a)	51,430	3,717,523
Cie Maritime Belge S.A.	58,080	1,212,432
Cofinimmo S.A.	138,375	15,679,758
Econocom Group(a)	149,728	1,352,379
EVS Broadcast Equipment S.A.(a)	110,049	3,839,715
Melexis N.V.	95,361	4,348,176
Recticel S.A.	134,242	1,040,381

Total Belgium		36,121,769
Denmark – 2.2%
ALK-Abello A/S	10,380	1,255,951
D/S Norden A/S(a)	58,854	1,511,126
DFDS A/S	52,061	4,099,361
IC Companys A/S	34,706	948,235
NKT Holding A/S	47,135	2,599,636
Schouw & Co.	86,145	3,523,163
SimCorp A/S	155,722	4,571,742
Spar Nord Bank A/S	375,242	3,788,908

Total Denmark		22,298,122
Finland – 7.7%
Aktia Bank Oyj	136,353	1,688,030
Caverion Corp.(a)	443,330	3,388,221
Citycon Oyj	1,349,078	4,516,190
Cramo Oyj	190,435	2,699,162
F-Secure Oyj	626,322	1,970,091
HKScan Oyj Class A	153,312	652,672
Konecranes Oyj(a)	356,225	9,585,026
Lassila & Tikanoja Oyj	175,858	2,967,959
Metsa Board Oyj(a)	1,047,492	4,657,819
Outotec Oyj(a)	589,049	4,472,138
PKC Group Oyj	66,141	1,337,677
Raisio Oyj Class V	353,740	1,707,013
Ramirent Oyj	611,638	4,813,620
Sanoma Oyj(a)	540,064	3,402,992
Stockmann Oyj Abp Class B	215,832	2,354,331
Technopolis Oyj	619,909	3,148,062
Tieto Oyj	408,160	10,312,162
Tikkurila Oyj	241,121	5,031,927
Uponor Oyj	128,877	1,735,489
YIT Oyj(a)	764,554	5,901,177

Total Finland		76,341,758
Investments	Shares	Value

France – 2.6%
ALBIOMA	25,244	$618,656
Alten S.A.	147,380	6,321,666
Altran Technologies S.A.	396,313	4,090,248
Assystem	56,604	1,190,558
Derichebourg S.A.	537,958	1,425,749
Haulotte Group S.A.	43,706	681,863
IPSOS	144,668	3,692,501
Jacquet Metal Service	95,596	1,874,221
Lectra	128,530	1,315,161
Mersen	36,151	885,955
Saft Groupe S.A.	98,618	3,356,163

Total France		25,452,741
Germany – 8.3%
Aurelius AG	177,367	6,340,865
BayWa AG	78,923	3,401,746
Bechtle AG	61,040	4,672,021
Borussia Dortmund GmbH & Co. KGaA	258,354	1,456,896
CANCOM SE(a)	26,426	1,025,849
Cewe Stiftung & Co. KGAA	25,355	1,674,513
CompuGroup Medical AG	127,502	3,053,828
Delticom AG(a)	33,004	723,153
Deutsche Beteiligungs AG	68,711	1,866,182
Deutz AG	186,364	988,311
Drillisch AG(a)	518,656	17,493,630
Elmos Semiconductor AG	52,360	987,527
Gerresheimer AG	73,952	4,803,649
Grammer AG	35,248	1,365,199
Hamburger Hafen und Logistik AG(a)	217,867	5,205,795
Indus Holding AG	92,049	4,475,652
Jenoptik AG	145,944	1,641,759
KUKA AG(a)	30,723	1,861,367
LPKF Laser & Electronics AG(a)	49,933	877,728
NORMA Group SE	67,050	2,805,294
Pfeiffer Vacuum Technology AG(a)	33,878	2,852,379
PNE Wind AG Registered Shares(a)	336,371	1,033,407
QSC AG(a)	474,766	1,338,038
Sixt SE	123,984	3,983,700
Stroeer Media AG	61,013	1,344,953
Vossloh AG	14,178	962,324
VTG AG	87,642	1,644,099
Wacker Neuson SE	162,491	3,109,791

Total Germany		82,989,655
Ireland – 3.1%
C&C Group PLC	1,170,278	6,219,433
FBD Holdings PLC	155,211	2,872,430
Fyffes PLC	580,747	792,319
Grafton Group PLC	344,527	3,496,398
Greencore Group PLC	1,283,281	4,868,115
IFG Group PLC	482,338	962,715
Irish Continental Group PLC	821,382	2,863,806
Origin Enterprises PLC	266,650	2,593,711

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2014

Investments	Shares	Value

Total Produce PLC	1,469,625	$1,819,374
UDG Healthcare PLC	843,212	4,521,948

Total Ireland		31,010,249
Italy – 9.7%
Amplifon SpA(a)	435,430	2,437,852
Ansaldo STS SpA	476,300	5,382,081
Ascopiave SpA	759,518	1,727,030
Astaldi SpA(a)	341,625	2,602,293
ASTM SpA	242,111	3,254,209
Banca IFIS SpA	376,349	7,464,139
Banca Popolare di Sondrio SCARL	741,391	3,191,804
Biesse SpA	96,913	997,766
Brunello Cucinelli SpA(a)	32,363	675,380
Cairo Communication SpA	582,508	4,083,985
Cementir Holding SpA(a)	276,534	1,655,832
Danieli & C. Officine Meccaniche SpA	55,058	1,418,861
Danieli & C. Officine Meccaniche SpA RSP	121,797	2,320,210
Datalogic SpA	197,232	2,048,040
Edison SpA RSP	211,766	240,762
ERG SpA	1,057,939	13,036,985
Esprinet SpA	122,336	975,153
Falck Renewables SpA	1,896,370	2,546,511
Immobiliare Grande Distribuzione(a)	3,092,288	2,597,711
Industria Macchine Automatiche SpA	165,483	5,497,920
Interpump Group SpA	255,287	3,203,951
Iren SpA	8,877,232	11,169,306
Italmobiliare SpA RSP	48,701	953,584
MARR SpA(a)	389,956	6,059,126
Reply SpA	21,473	1,679,085
Societa Cattolica di Assicurazioni SCRL(a)	59,251	1,033,662
Trevi Finanziaria Industriale SpA(a)	160,319	1,137,166
UnipolSai SpA Class B RSP(a)	2,282,922	6,465,706
Vittoria Assicurazioni SpA	40,990	497,612
Zignago Vetro SpA	36,176	246,548

Total Italy		96,600,270
Netherlands – 2.4%
BE Semiconductor Industries N.V.	206,008	3,643,354
BinckBank N.V.	580,955	5,784,532
Brunel International N.V.	128,678	2,948,702
Corbion N.V.	122,335	1,801,933
Koninklijke BAM Groep N.V.(a)	398,892	1,179,127
Koninklijke Ten Cate N.V.	75,545	1,861,405
Koninklijke Wessanen N.V.	150,107	910,568
TKH Group N.V. CVA	144,099	4,634,561
USG People N.V.	124,621	1,481,392

Total Netherlands		24,245,574
Norway – 3.0%
Austevoll Seafood ASA	809,804	5,383,774
Borregaard ASA	495,389	2,846,110
Cermaq ASA	332,102	5,002,665
Norway Royal Salmon ASA	177,717	1,425,001
Opera Software ASA(a)	86,128	1,206,215
Protector Forsikring ASA	457,688	2,807,661
Investments	Shares	Value

SpareBank 1 Nord Norge	574,821	$3,445,659
SpareBank 1 SMN	518,679	4,784,824
Spectrum ASA	119,815	634,263
Tomra Systems ASA	247,672	1,889,522

Total Norway		29,425,694
Portugal – 2.1%
Altri, SGPS, S.A.	462,781	1,348,106
CTT-Correios de Portugal S.A.	925,485	8,996,370
Mota-Engil, SGPS, S.A.	493,891	3,190,665
REN – Redes Energeticas Nacionais, SGPS, S.A.(a)	2,041,356	6,885,243
Teixeira Duarte S.A.(a)	694,737	751,248

Total Portugal		21,171,632
Spain – 2.1%
Abengoa S.A.	344,985	1,934,962
Cie Automotive S.A.(a)	359,809	5,004,361
Duro Felguera S.A.(a)	958,921	4,566,815
Faes Farma S.A.	994,530	2,544,088
Laboratorios Farmaceuticos Rovi S.A.	114,512	1,229,587
Melia Hotels International S.A.(a)	123,997	1,282,092
Miquel y Costas & Miquel S.A.(a)	52,160	1,626,852
Papeles y Cartones de Europa S.A.	443,583	2,549,621
Pescanova S.A.*†	3,781	0

Total Spain		20,738,378
Sweden – 13.3%
AddTech AB Class B	142,737	1,955,396
AF AB Class B(a)	289,851	4,423,119
Atrium Ljungberg AB Class B	390,799	5,611,189
Avanza Bank Holding AB	159,571	5,390,314
Axis Communications AB(a)	321,747	8,766,316
B&B Tools AB Class B	113,328	2,228,545
Betsson AB*	275,908	9,798,631
Bilia AB Class A	186,624	5,022,620
BioGaia AB Class B	91,288	2,051,586
Byggmax Group AB	471,315	3,073,054
Clas Ohlson AB Class B(a)	364,545	6,182,457
Duni AB	346,568	4,351,091
Gunnebo AB	289,708	1,483,023
Haldex AB	145,502	1,690,499
Holmen AB Class B	411,226	12,539,187
Industrial & Financial Systems Class B	95,186	2,905,072
Indutrade AB	132,490	5,045,295
Kungsleden AB(a)	640,946	3,814,520
Loomis AB Class B	268,428	7,689,693
Mekonomen AB(a)	198,708	4,314,106
Net Entertainment NE AB Class B	54,329	1,458,390
New Wave Group AB Class B	280,648	1,280,911
Nobia AB(a)	562,852	4,899,695
Nolato AB Class B	165,237	3,747,884
Peab AB	1,510,373	10,415,715
Platzer Fastigheter Holding AB Class B	20,532	85,450
Proffice AB Class B	324,932	1,009,722
Semcon AB	123,717	888,180

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2014

Investments	Shares	Value

Skandinaviska Enskilda Banken AB Class C	262,227	$3,295,845
SkiStar AB	197,475	2,198,459
Svenska Handelsbanken AB Class B	100,438	4,513,050
Transmode AB	90,424	727,567

Total Sweden		132,856,581
Switzerland – 4.8%
AFG Arbonia-Forster Holding AG Registered Shares*(a)	29,662	636,390
Ascom Holding AG Registered Shares	123,363	1,730,051
Cembra Money Bank AG	202,038	11,523,884
EFG International AG*	296,664	2,983,716
Gategroup Holding AG*	47,140	1,013,843
Implenia AG Registered Shares*	46,914	2,562,963
Kudelski S.A. Bearer Shares	169,788	2,212,308
Leonteq AG*(a)	12,097	2,700,461
Logitech International S.A. Registered Shares(a)	490,021	6,307,963
Nobel Biocare Holding AG Registered Shares*(a)	294,674	5,227,341
Tecan Group AG Registered Shares(a)	26,563	2,793,911
U-Blox AG*	10,313	1,275,768
Valiant Holding AG Registered Shares	83,693	6,665,659

Total Switzerland		47,634,258
United Kingdom – 32.9%
A.G.BARR PLC	214,134	2,141,875
Abcam PLC	379,872	2,477,174
African Barrick Gold PLC	363,599	1,289,713
Al Noor Hospitals Group PLC	101,257	1,671,076
Alent PLC(a)	656,386	3,490,250
Anite PLC	673,901	945,008
Bank of Georgia Holdings PLC	85,753	3,417,074
Betfair Group PLC	150,591	2,851,446
Big Yellow Group PLC	497,461	4,193,587
Bloomsbury Publishing PLC	295,351	788,837
Bodycote PLC	201,583	2,184,633
Bovis Homes Group PLC	227,915	2,878,284
Brammer PLC	195,761	1,193,266
Brewin Dolphin Holdings PLC	675,587	2,979,020
Cable & Wireless Communications PLC	10,596,729	8,056,899
Central Asia Metals PLC	432,556	1,197,364
Chemring Group PLC(a)	264,680	963,298
Chesnara PLC	599,052	3,447,594
Chime Communications PLC	212,438	1,005,630
Cineworld Group PLC	624,862	3,302,364
Communisis PLC	475,968	461,040
Computacenter PLC	338,905	3,461,320
Concentric AB	181,609	2,147,795
Connect Group PLC	642,309	1,554,109
Costain Group PLC	231,219	1,064,548
Countrywide PLC	371,469	2,718,363
Cranswick PLC	118,565	2,552,571
Crest Nicholson Holdings PLC(a)	483,777	2,548,894
CSR PLC	154,214	1,895,031
Investments	Shares	Value

Dairy Crest Group PLC	600,427	$3,735,355
Dart Group PLC	87,435	307,233
Darty PLC	901,169	1,084,741
De La Rue PLC	356,939	2,760,169
Debenhams PLC(a)	5,678,695	5,367,108
Dechra Pharmaceuticals PLC	193,586	2,378,846
Development Securities PLC	272,025	866,552
Devro PLC(a)	570,245	2,197,886
Dialight PLC(a)	46,260	675,700
Dignity PLC	21,699	515,348
Diploma PLC	147,704	1,651,010
Domino Printing Sciences PLC	310,944	3,079,971
Domino’s Pizza Group PLC	462,482	4,258,596
E2V Technologies PLC	600,282	1,566,767
Electrocomponents PLC	1,781,532	6,440,532
Elementis PLC	801,257	3,318,837
EMIS Group PLC	131,584	1,586,015
esure Group PLC	1,366,468	5,115,012
Fenner PLC	274,220	1,411,896
Ferrexpo PLC	1,229,419	2,238,221
Fidessa Group PLC	124,251	4,614,750
Fortune Oil PLC	2,368,582	326,769
Foxtons Group PLC	287,488	1,002,032
Galliford Try PLC	140,752	2,888,760
Genus PLC(a)	107,820	1,975,154
Go-Ahead Group PLC	124,055	5,120,306
Greggs PLC	364,683	3,499,939
Halfords Group PLC	567,936	4,368,767
Hargreaves Services PLC	110,138	1,017,736
Headlam Group PLC	287,444	1,910,559
Helical Bar PLC	254,287	1,442,831
HellermannTyton Group PLC	280,784	1,410,188
Hill & Smith Holdings PLC	199,921	1,818,212
Hilton Food Group PLC	194,915	1,314,504
Hogg Robinson Group PLC	833,125	617,909
Homeserve PLC(a)	777,141	4,027,780
Hunting PLC	298,115	4,313,356
Hyder Consulting PLC	82,756	1,004,858
Interserve PLC	267,022	2,595,132
ISG PLC	93,255	478,486
ITE Group PLC(a)	733,072	2,014,372
J D Wetherspoon PLC	166,804	2,157,906
James Fisher & Sons PLC	33,368	717,294
John Menzies PLC	217,863	2,009,643
Johnson Service Group PLC	549,816	525,887
Kcom Group PLC	2,590,542	3,968,676
Keller Group PLC	61,056	871,032
Kier Group PLC	153,889	4,103,900
Laird PLC	959,157	4,815,642
Lavendon Group PLC	208,582	682,203
Lookers PLC	693,462	1,506,436
Low & Bonar PLC	1,087,191	1,061,906
LSL Property Services PLC	344,237	1,819,275
M&C Saatchi PLC	174,714	777,487

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2014

Investments	Shares	Value

Marshalls PLC(a)	498,183	$1,621,316
Marston’s PLC	2,590,207	6,185,296
Mears Group PLC	147,457	1,039,867
Micro Focus International PLC	427,570	7,347,445
Mitie Group PLC(a)	906,238	4,229,677
Moneysupermarket.com Group PLC	2,072,165	6,577,491
Morgan Advanced Materials PLC	647,999	3,117,895
Morgan Sindall Group PLC	113,956	1,515,790
National Express Group PLC(a)	1,091,912	4,204,114
NCC Group PLC	244,486	776,843
NMC Health PLC	120,273	930,057
Northgate PLC	175,099	1,373,323
Novae Group PLC	235,833	2,053,062
Numis Corp. PLC	346,406	1,492,389
Oxford Instruments PLC	48,040	794,377
Pace PLC	196,773	950,935
Partnership Assurance Group PLC	933,892	1,589,678
PayPoint PLC	142,771	2,276,342
Pendragon PLC	2,003,652	1,071,913
Photo-Me International PLC	773,420	1,648,786
Polar Capital Holdings PLC(a)	226,038	1,519,816
Premier Farnell PLC	1,744,087	5,145,917
Rank Group PLC(a)	938,794	2,450,301
Redde PLC	697,340	836,565
Redrow PLC(a)	272,398	1,239,566
Renishaw PLC	144,645	3,822,208
Restaurant Group PLC (The)	454,044	4,802,880
Ricardo PLC	42,096	457,917
RPC Group PLC	392,015	3,552,530
RPS Group PLC	189,297	800,954
RWS Holdings PLC(a)	83,422	1,027,821
Safestore Holdings PLC	462,343	1,603,989
Savills PLC	285,660	2,831,843
Schroders PLC Non-Voting Shares	127,393	3,913,614
Senior PLC	558,447	2,428,085
Shanks Group PLC	779,576	1,137,429
SIG PLC	784,006	2,117,472
Speedy Hire PLC	515,060	588,668
Spirent Communications PLC(a)	1,488,295	2,523,736
Spirit Pub Co. PLC	1,759,632	2,738,523
St. Ives PLC	284,863	922,457
St. Modwen Properties PLC	221,856	1,319,959
SThree PLC	214,789	1,219,589
Synergy Health PLC	94,408	2,242,176
Synthomer PLC	811,651	2,789,513
Ted Baker PLC	44,617	1,347,524
Telecom Plus PLC(a)	174,126	3,768,497
Topps Tiles PLC	284,975	481,622
TT electronics PLC	321,147	868,146
Tullett Prebon PLC	1,181,018	5,131,148
Tyman PLC	259,907	1,094,452
Unite Group PLC (The)	270,103	1,858,790
UTV Media PLC	152,649	537,003
Vertu Motors PLC	585,707	531,731
Investments	Shares	Value

Vesuvius PLC	625,651	$4,582,491
WH Smith PLC	301,739	5,297,649
WS Atkins PLC	150,108	3,204,888
Xaar PLC	76,270	464,906
Xchanging PLC	471,555	1,437,188

Total United Kingdom		327,649,704
TOTAL COMMON STOCKS (Cost: $1,142,041,498)		993,053,769
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(b)
(Cost $4,928)	84	4,756
RIGHTS – 0.1%
Italy – 0.1%
Immobiliare Grande Distribuzione, expiring 10/17/14*	3,157,900	676,172
Sweden – 0.0%
Kungsleden AB, expiring 10/8/14*	674,589	243,318
TOTAL RIGHTS (Cost: $1,488,104)		919,490
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.9%
United States – 11.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $118,811,622)(d)	118,811,622	118,811,622
TOTAL INVESTMENTS IN SECURITIES – 111.7% (Cost: $1,262,346,152)		1,112,789,637
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.7)%		(116,889,972)

NET ASSETS – 100.0%		$995,899,665
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $112,879,373 and the total market value of the collateral held by the Fund was $118,827,167. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,545.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.4%
Germany – 99.4%
Aerospace & Defense – 0.6%
MTU Aero Engines AG	969	$82,748
Air Freight & Logistics – 3.3%
Deutsche Post AG Registered Shares	15,077	483,578
Airlines – 0.8%
Deutsche Lufthansa AG Registered Shares	7,156	113,043
Auto Components – 1.9%
Continental AG	1,309	249,114
ElringKlinger AG(a)	418	12,377
Leoni AG	210	11,466

Total Auto Components		272,957
Automobiles – 14.2%
Bayerische Motoren Werke AG	7,254	779,091
Daimler AG Registered Shares	9,995	766,788
Volkswagen AG	2,470	512,653

Total Automobiles		2,058,532
Capital Markets – 2.9%
Aurelius AG	466	16,659
Deutsche Bank AG Registered Shares	11,594	406,796

Total Capital Markets		423,455
Chemicals – 10.6%
BASF SE	8,113	744,366
Evonik Industries AG	7,426	257,412
K+S AG Registered Shares	2,318	65,753
LANXESS AG	1,085	59,903
Linde AG	1,577	303,105
Symrise AG	1,787	95,196
Wacker Chemie AG(a)	121	14,645

Total Chemicals		1,540,380
Commercial Services & Supplies – 0.5%
Bilfinger SE(a)	1,076	68,248
Construction & Engineering – 0.6%
Hochtief AG	1,189	81,874
Construction Materials – 0.6%
HeidelbergCement AG	1,269	83,872
Diversified Financial Services – 1.6%
Deutsche Boerse AG	3,398	228,920
Diversified Telecommunication Services – 5.7%
Deutsche Telekom AG Registered Shares	53,993	818,480
Food Products – 0.8%
Suedzucker AG(a)	7,637	120,014
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares(a)	633	18,392
Health Care Providers & Services – 3.0%
Celesio AG	2,236	74,401
Fresenius Medical Care AG & Co. KGaA	2,688	187,777
Fresenius SE & Co. KGaA	3,333	165,027

Total Health Care Providers & Services		427,205
Investments	Shares	Value

Hotels, Restaurants & Leisure – 0.4%
TUI AG	4,373	$65,434
Household Products – 1.3%
Henkel AG & Co. KGaA	2,027	189,459
Industrial Conglomerates – 6.0%
Indus Holding AG	269	13,079
Rheinmetall AG	199	9,578
Siemens AG Registered Shares	7,084	844,504

Total Industrial Conglomerates		867,161
Insurance – 12.2%
Allianz SE Registered Shares	5,581	904,893
Hannover Rueck SE	2,651	214,395
Muenchener Rueckversicherungs AG Registered Shares	3,248	642,330

Total Insurance		1,761,618
Internet & Catalog Retail – 0.1%
Takkt AG	602	10,274
IT Services – 0.1%
Bechtle AG	155	11,864
Wirecard AG	128	4,730

Total IT Services		16,594
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	142	9,224
Machinery – 3.8%
Deutz AG	595	3,155
DMG MORI SEIKI AG	2,200	62,211
Duerr AG	926	67,648
GEA Group AG	2,401	104,777
KION Group AG	395	14,615
Krones AG	162	14,092
KUKA AG(a)	76	4,605
MAN SE	2,227	250,661
NORMA Group SE	176	7,364
Pfeiffer Vacuum Technology AG	130	10,946
Vossloh AG	42	2,851
Wacker Neuson SE	631	12,076

Total Machinery		555,001
Media – 1.0%
Axel Springer SE	2,268	124,888
CTS Eventim AG & Co. KGaA	460	12,999

Total Media		137,887
Metals & Mining – 0.5%
Aurubis AG	1,498	74,105
Salzgitter AG	165	5,691

Total Metals & Mining		79,796
Multi-Utilities – 6.5%
E.ON SE	33,608	615,390
RWE AG	8,502	331,387

Total Multi-Utilities		946,777
Personal Products – 0.8%
Beiersdorf AG	1,437	120,063

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2014

Investments	Shares	Value

Pharmaceuticals – 8.6%
Bayer AG Registered Shares	6,418	$899,126
Merck KGaA	3,023	278,887
Stada Arzneimittel AG	1,524	60,653

Total Pharmaceuticals		1,238,666
Road & Rail – 0.1%
Sixt SE	372	11,953
Semiconductors & Semiconductor Equipment – 0.7%
Infineon Technologies AG	9,617	99,534
Software – 4.7%
SAP SE	8,806	635,191
Software AG(a)	2,022	50,115

Total Software		685,306
Specialty Retail – 0.7%
Fielmann AG	1,580	96,993
Technology Hardware, Storage & Peripherals – 0.4%
Wincor Nixdorf AG	1,270	65,072
Textiles, Apparel & Luxury Goods – 2.2%
adidas AG	1,994	149,246
Gerry Weber International AG	374	14,771
Hugo Boss AG	1,195	149,389

Total Textiles, Apparel & Luxury Goods		313,406
Thrifts & Mortgage Finance – 0.5%
Aareal Bank AG	1,581	68,764
Trading Companies & Distributors – 0.7%
BayWa AG	247	10,646
Brenntag AG	1,951	95,898

Total Trading Companies & Distributors		106,544
Transportation Infrastructure – 0.8%
Fraport AG Frankfurt Airport Services Worldwide	1,541	101,344
Hamburger Hafen und Logistik AG	701	16,750

Total Transportation Infrastructure		118,094
TOTAL COMMON STOCKS (Cost: $15,344,176)		14,385,318
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $228,562)(c)	228,562	228,562
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $15,572,738)		14,613,880
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.0)%		(149,586)

NET ASSETS – 100.0%		$14,464,294
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $217,577 and the total market value of the collateral held by the Fund was $228,562.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 9.1%
BHP Billiton Ltd.	161,016	$4,772,183
Rio Tinto Ltd.	103,116	5,376,001
Telstra Corp., Ltd.	1,717,751	7,966,524
Wesfarmers Ltd.(a)	178,022	6,567,606
Woodside Petroleum Ltd.	174,680	6,205,861
Woolworths Ltd.	166,935	5,001,658

Total Australia		35,889,833
Austria – 0.9%
OMV AG	105,952	3,566,270
China – 2.7%
China Mobile Ltd.	499,500	5,773,284
CNOOC Ltd.	2,718,000	4,662,369

Total China		10,435,653
Denmark – 0.6%
Coloplast A/S Class B	26,768	2,244,029
Finland – 1.7%
Fortum Oyj	273,181	6,663,801
France – 10.4%
Bouygues S.A.	113,377	3,675,831
Casino Guichard Perrachon S.A.	28,581	3,078,669
Electricite de France S.A.	178,518	5,856,569
GDF Suez	289,938	7,274,006
Orange S.A.	434,816	6,539,193
Sanofi	35,568	4,024,045
Total S.A.	80,448	5,228,654
Vivendi S.A.	218,435	5,275,934

Total France		40,952,901
Germany – 4.5%
BASF SE	29,324	2,690,472
Bayer AG Registered Shares	14,472	2,027,447
Bayerische Motoren Werke AG	26,656	2,862,895
Daimler AG Registered Shares	53,314	4,090,099
Evonik Industries AG(a)	95,704	3,317,443
Infineon Technologies AG	100,590	1,041,087
SAP SE	23,965	1,728,633

Total Germany		17,758,076
Hong Kong – 0.9%
SJM Holdings Ltd.	1,946,000	3,709,006
Israel – 0.9%
Teva Pharmaceutical Industries Ltd.	66,667	3,595,259
Italy – 3.9%
Atlantia SpA	138,977	3,432,250
Eni SpA(a)	248,631	5,926,748
Snam SpA	1,095,913	6,063,725

Total Italy		15,422,723
Japan – 9.7%
Astellas Pharma, Inc.	189,400	2,819,547
Canon, Inc.	133,300	4,338,827
FUJIFILM Holdings Corp.	78,800	2,420,858
Investments	Shares	Value

Hitachi Ltd.	243,000	$1,855,258
Hoya Corp.	81,800	2,747,173
ITOCHU Corp.(a)	352,100	4,301,144
Kyocera Corp.(a)	43,800	2,040,766
Mitsui & Co., Ltd.(a)	279,800	4,411,451
Murata Manufacturing Co., Ltd.	18,800	2,137,162
Nissan Motor Co., Ltd.(a)	371,500	3,620,343
Takeda Pharmaceutical Co., Ltd.(a)	95,400	4,146,654
Toyota Motor Corp.	53,800	3,169,783

Total Japan		38,008,966
Netherlands – 3.4%
Koninklijke Ahold N.V.	211,188	3,420,161
Koninklijke DSM N.V.	48,326	2,982,491
Reed Elsevier N.V.	158,718	3,602,994
Unilever N.V. CVA(a)	83,762	3,336,263

Total Netherlands		13,341,909
Norway – 2.3%
Statoil ASA	157,817	4,304,937
Telenor ASA	223,381	4,903,931

Total Norway		9,208,868
Portugal – 1.5%
EDP-Energias de Portugal S.A.	1,338,695	5,842,772
Singapore – 2.2%
Keppel Corp., Ltd.	494,000	4,067,278
Singapore Telecommunications Ltd.	1,554,000	4,637,944

Total Singapore		8,705,222
Spain – 8.1%
Abertis Infraestructuras S.A.	213,879	4,225,656
ACS Actividades de Construccion y Servicios S.A.	115,375	4,433,638
Amadeus IT Holding S.A. Class A	43,364	1,622,571
Endesa S.A.	152,495	6,026,720
Gas Natural SDG S.A.	155,026	4,564,951
Repsol S.A.	194,235	4,612,906
Telefonica S.A.	401,055	6,208,784

Total Spain		31,695,226
Sweden – 4.4%
Hennes & Mauritz AB Class B	89,216	3,706,813
Sandvik AB(a)	290,085	3,275,750
Telefonaktiebolaget LM Ericsson Class B	316,303	4,019,388
TeliaSonera AB	903,157	6,254,592

Total Sweden		17,256,543
Switzerland – 7.2%
Givaudan S.A. Registered Shares*	2,161	3,455,791
Kuehne + Nagel International AG Registered Shares	38,708	4,885,594
Nestle S.A. Registered Shares	43,312	3,184,372
Novartis AG Registered Shares	39,671	3,742,900
Roche Holding AG Bearer Shares	10,927	3,167,743
Swisscom AG Registered Shares	9,111	5,172,912
Transocean Ltd.(a)	149,718	4,840,177

Total Switzerland		28,449,489

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2014

Investments	Shares	Value

United Kingdom – 24.7%
Anglo American PLC	171,515	$3,848,234
Antofagasta PLC	606,313	7,086,885
AstraZeneca PLC	72,525	5,222,045
BAE Systems PLC	754,958	5,770,690
BHP Billiton PLC	140,255	3,899,471
BP PLC	583,805	4,291,612
British American Tobacco PLC	74,664	4,214,667
British Sky Broadcasting Group PLC	273,225	3,906,720
Centrica PLC	1,084,006	5,409,082
GlaxoSmithKline PLC	213,645	4,893,934
Imperial Tobacco Group PLC	105,387	4,551,395
National Grid PLC	392,245	5,646,686
Pearson PLC	248,063	4,986,627
Reed Elsevier PLC	217,682	3,486,605
Rio Tinto PLC	88,412	4,345,023
Royal Dutch Shell PLC Class A	117,652	4,498,404
SSE PLC	244,761	6,138,408
Tesco PLC	1,183,816	3,573,445
Unilever PLC	88,483	3,708,033
Vodafone Group PLC	2,288,073	7,581,830

Total United Kingdom		97,059,796
TOTAL COMMON STOCKS (Cost: $369,925,535)		389,806,342
EXCHANGE-TRADED FUNDS – 0.5%
United States – 0.5%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $2,129,471)	40,296	2,013,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
United States – 7.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $27,847,700)(d)	27,847,700	27,847,700
TOTAL INVESTMENTS IN SECURITIES – 106.7% (Cost: $399,902,706)		419,667,230
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.7)%		(26,235,892)

NET ASSETS – 100.0%		$393,431,338
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $26,609,858 and the total market value of the collateral held by the Fund was $27,975,552. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $127,852.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (unaudited)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 8.1%
Ainsworth Game Technology Ltd.	2,178	$5,775
Ansell Ltd.	242	4,119
BHP Billiton Ltd.	11,434	338,880
Brambles Ltd.	5,307	44,210
Crown Resorts Ltd.	1,066	12,873
CSL Ltd.	521	33,814
DuluxGroup Ltd.	1,236	6,013
Fortescue Metals Group Ltd.(a)	16,335	49,743
iiNET Ltd.	1,579	11,247
Incitec Pivot Ltd.	10,118	23,994
Magellan Financial Group Ltd.	995	10,997
Mineral Resources Ltd.(a)	2,267	17,258
NIB Holdings Ltd.	5,431	13,829
PanAust Ltd.	2,669	4,554
Ramsay Health Care Ltd.	647	28,359

Total Australia		605,665
Austria – 0.0%
CAT Oil AG	178	3,393
Belgium – 4.5%
Anheuser-Busch InBev N.V.	2,828	314,806
Colruyt S.A.(a)	300	13,220
Melexis N.V.	155	7,068

Total Belgium		335,094
China – 5.3%
China Everbright International Ltd.	2,000	2,648
China Overseas Land & Investment Ltd.	14,000	36,023
China Resources Power Holdings Co., Ltd.	12,000	32,376
China South City Holdings Ltd.	12,000	5,548
CITIC Telecom International Holdings Ltd.	10,000	3,748
CNOOC Ltd.	134,000	229,859
Dah Chong Hong Holdings Ltd.	5,000	2,891
Franshion Properties China Ltd.	36,000	8,762
Guangdong Investment Ltd.	12,000	14,017
Lenovo Group Ltd.(a)	16,000	23,819
Sun Art Retail Group Ltd.	23,000	26,006
Yuexiu Property Co., Ltd.	38,000	6,753

Total China		392,450
Denmark – 2.7%
GN Store Nord A/S	244	5,383
Novo Nordisk A/S Class B	3,651	174,722
Novozymes A/S Class B	150	6,509
Pandora A/S	123	9,645
SimCorp A/S	181	5,314

Total Denmark		201,573
Finland – 0.7%
Kone Oyj Class B	1,248	50,165
France – 6.9%
Airbus Group N.V.	879	55,320
Dassault Systemes S.A.	230	14,777
Essilor International S.A.	229	25,150
Investments	Shares	Value

Eutelsat Communications S.A.	621	$20,055
Iliad S.A.	25	5,293
L’Oreal S.A.	857	136,084
LVMH Moet Hennessy Louis Vuitton S.A.	786	127,788
Plastic Omnium S.A.	334	7,991
Publicis Groupe S.A.	401	27,542
Safran S.A.	797	51,730
Societe BIC S.A.	120	15,477
Technip S.A.	108	9,088
Valeo S.A.	62	6,901
Zodiac Aerospace	439	14,006

Total France		517,202
Germany – 11.9%
adidas AG	282	21,107
BASF SE	2,109	193,500
Bilfinger SE(a)	174	11,036
Brenntag AG	320	15,729
Continental AG	216	41,107
CTS Eventim AG & Co. KGaA	220	6,217
Deutsche Post AG Registered Shares	2,580	82,751
ElringKlinger AG	230	6,810
Evonik Industries AG	1,200	41,596
Hamburger Hafen und Logistik AG	271	6,475
Hugo Boss AG	180	22,502
Infineon Technologies AG	1,488	15,401
Leoni AG	48	2,621
NORMA Group SE	110	4,602
ProSiebenSat.1 Media AG Registered Shares	802	31,964
SAP SE	1,600	115,411
Siemens AG Registered Shares	1,924	229,366
Software AG(a)	180	4,461
Symrise AG	234	12,466
Takkt AG	256	4,369
United Internet AG Registered Shares	229	9,747
Wincor Nixdorf AG	140	7,173

Total Germany		886,411
Hong Kong – 1.6%
Hong Kong & China Gas Co., Ltd.	16,000	34,699
Hong Kong Exchanges and Clearing Ltd.	1,900	40,887
Melco International Development Ltd.(a)	1,000	2,313
SJM Holdings Ltd.	21,000	40,025
Techtronic Industries Co.	1,000	2,891

Total Hong Kong		120,815
Ireland – 0.2%
Dragon Oil PLC	1,031	10,289
Kingspan Group PLC	269	4,282

Total Ireland		14,571
Israel – 0.4%
Israel Chemicals Ltd.	3,713	26,705
Italy – 1.0%
Brembo SpA	181	5,927
Brunello Cucinelli SpA(a)	172	3,590

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

September 30, 2014

Investments	Shares	Value

Luxottica Group SpA	605	$31,503
Pirelli & C. SpA	1,007	13,942
Salvatore Ferragamo SpA	385	10,578
Tod’s SpA	62	6,144

Total Italy		71,684
Japan – 8.6%
Astellas Pharma, Inc.	3,500	52,104
FANUC Corp.	200	36,118
Fast Retailing Co., Ltd.	60	20,077
Fuji Heavy Industries Ltd.	1,200	39,666
Hitachi Ltd.	6,000	45,809
Isuzu Motors Ltd.	1,000	14,130
Japan Tobacco, Inc.	3,700	120,315
KDDI Corp.(a)	1,400	84,144
Kubota Corp.(a)	1,200	18,953
Makita Corp.	200	11,304
Marubeni Corp.(a)	4,800	32,853
Murata Manufacturing Co., Ltd.	200	22,736
Nabtesco Corp.(a)	200	4,793
Nomura Research Institute Ltd.	400	12,927
Oracle Corp.	200	7,803
Sanrio Co., Ltd.(a)	200	5,798
Santen Pharmaceutical Co., Ltd.	200	11,195
Seiko Epson Corp.	200	9,608
Shionogi & Co., Ltd.	600	13,762
SoftBank Corp.	500	35,047
Start Today Co., Ltd.	200	4,352
Sumitomo Metal Mining Co., Ltd.	1,000	14,075
Unicharm Corp.	400	9,118
Yahoo Japan Corp.	5,000	19,007

Total Japan		645,694
Netherlands – 3.8%
ASML Holding N.V.	319	31,763
Heineken N.V.	654	48,942
Koninklijke Ahold N.V.	2,468	39,969
Unilever N.V. CVA(a)	4,141	164,937

Total Netherlands		285,611
New Zealand – 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,115	4,511
Mainfreight Ltd.	325	3,782
Ryman Healthcare Ltd.	562	3,421

Total New Zealand		11,714
Norway – 2.2%
Akastor ASA	930	3,743
Aker Solutions ASA*(b)	930	9,267
Schibsted ASA	251	13,631
Telenor ASA	4,882	107,175
Yara International ASA	684	34,356

Total Norway		168,172
Portugal – 0.2%
Jeronimo Martins, SGPS, S.A.	1,164	12,819
Investments	Shares	Value

Singapore – 2.0%
First Resources Ltd.	2,000	$3,137
Frasers Centrepoint Ltd.	5,000	6,665
Olam International Ltd.(a)	4,000	7,371
OSIM International Ltd.	1,000	2,062
Sembcorp Industries Ltd.	4,000	16,247
Sembcorp Marine Ltd.(a)	5,000	14,663
SIA Engineering Co., Ltd.	4,000	14,459
Singapore Exchange Ltd.	4,000	22,677
Singapore Post Ltd.	6,000	8,445
Singapore Technologies Engineering Ltd.	10,300	29,480
StarHub Ltd.	7,000	22,614
Super Group Ltd.(a)	5,000	4,999

Total Singapore		152,819
Spain – 2.6%
Amadeus IT Holding S.A. Class A	621	23,236
Distribuidora Internacional de Alimentacion S.A.	1,223	8,781
Grifols S.A. Class A	118	4,836
Inditex S.A.	4,741	131,011
Obrascon Huarte Lain S.A.	234	7,829
Tecnicas Reunidas S.A.	157	8,328
Viscofan S.A.	156	8,553

Total Spain		192,574
Sweden – 4.0%
AddTech AB Class B	600	8,220
Assa Abloy AB Class B	445	23,002
Atlas Copco AB Class A	2,021	58,036
Atlas Copco AB Class B	450	11,699
Betsson AB*	398	14,135
Getinge AB Class B	376	9,498
Hennes & Mauritz AB Class B	4,022	167,109
Hexpol AB	112	8,965

Total Sweden		300,664
Switzerland – 12.7%
ABB Ltd. Registered Shares*	5,515	123,979
Adecco S.A. Registered Shares*	389	26,402
Cie Financiere Richemont S.A. Registered Shares	475	38,950
EMS-Chemie Holding AG Registered Shares	48	19,956
Geberit AG Registered Shares	65	21,007
Givaudan S.A. Registered Shares*	22	35,182
Partners Group Holding AG	61	16,056
Roche Holding AG Bearer Shares	337	97,696
Roche Holding AG Genusschein	1,465	434,057
SGS S.A. Registered Shares	17	35,245
Sonova Holding AG Registered Shares	77	12,297
Straumann Holding AG Registered Shares	23	5,214
Swatch Group AG (The) Bearer Shares	36	17,109
Syngenta AG Registered Shares	208	66,242

Total Switzerland		949,392
United Kingdom – 19.3%
Abcam PLC	651	4,245
Admiral Group PLC	612	12,729

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

September 30, 2014

Investments	Shares	Value

Aggreko PLC	317	$7,955
AMEC PLC	801	14,336
ARM Holdings PLC	486	7,138
Ashtead Group PLC	517	8,742
Bellway PLC	260	6,605
Berkeley Group Holdings PLC	605	22,068
BG Group PLC	2,817	52,061
BHP Billiton PLC	4,584	127,448
Bodycote PLC	480	5,202
Booker Group PLC	2,974	5,892
British American Tobacco PLC	4,407	248,768
British Sky Broadcasting Group PLC	3,349	47,886
Diageo PLC	3,692	106,837
Dunelm Group PLC	329	4,400
Elementis PLC	905	3,749
Fresnillo PLC(a)	448	5,520
GlaxoSmithKline PLC	11,387	260,840
Hargreaves Lansdown PLC	439	6,725
Hikma Pharmaceuticals PLC	175	4,917
Howden Joinery Group PLC	1,225	6,734
IMI PLC	563	11,226
John Wood Group PLC	486	5,984
Johnson Matthey PLC	264	12,493
Marks & Spencer Group PLC	3,970	26,040
Michael Page International PLC	844	5,727
Micro Focus International PLC	334	5,740
Morgan Advanced Materials PLC	1,005	4,836
N Brown Group PLC	811	5,018
Next PLC	181	19,381
Persimmon PLC*	1,087	23,508
Premier Oil PLC	469	2,532
Reckitt Benckiser Group PLC	1,121	97,226
Restaurant Group PLC (The)	570	6,029
Rightmove PLC	203	7,082
Rolls-Royce Holdings PLC*	2,190	34,243
Rotork PLC	142	6,365
Smith & Nephew PLC	960	16,186
Spectris PLC	190	5,569
Spirax-Sarco Engineering PLC	154	7,055
Taylor Wimpey PLC	1,518	2,776
Telecity Group PLC	354	4,293
Travis Perkins PLC	413	11,141
Unilever PLC	2,510	105,186
Victrex PLC	204	5,311
Weir Group PLC (The)	282	11,438
Whitbread PLC	230	15,489
William Hill PLC	2,262	13,561

Total United Kingdom		1,442,232
TOTAL COMMON STOCKS (Cost: $7,890,447)		7,387,419
RIGHTS – 0.0%
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14*
(Cost $0)	10,560	163
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $239,866)(d)	239,866	$239,866
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $8,130,313)		7,627,448
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.1)%		(154,548)

NET ASSETS – 100.0%		$7,472,900
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $229,411 and the total market value of the collateral held by the Fund was $241,624. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,758.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 10.6%
AMP Ltd.	85,055	$406,373
Australia & New Zealand Banking Group Ltd.	155,053	4,195,198
BHP Billiton Ltd.	125,731	3,726,408
Brambles Ltd.	32,878	273,889
Commonwealth Bank of Australia	92,794	6,113,501
CSL Ltd.	10	649
Macquarie Group Ltd.	13,839	697,404
National Australia Bank Ltd.	140,495	4,000,472
Origin Energy Ltd.	13,668	179,044
QBE Insurance Group Ltd.	25,585	261,046
Rio Tinto Ltd.	16,737	872,591
Suncorp Group Ltd.	65,314	802,428
Telstra Corp., Ltd.	835,304	3,873,943
Wesfarmers Ltd.	61,219	2,258,498
Westpac Banking Corp.(a)	205,164	5,770,054
Woodside Petroleum Ltd.	29,629	1,052,630
Woolworths Ltd.	53,106	1,591,147

Total Australia		36,075,275
Austria – 0.1%
Erste Group Bank AG	8,577	196,491
OMV AG	46	1,548

Total Austria		198,039
Belgium – 1.1%
Anheuser-Busch InBev N.V.	30,314	3,374,481
Solvay S.A.	3,017	464,588

Total Belgium		3,839,069
China – 3.7%
BOC Hong Kong Holdings Ltd.(a)	332,715	1,060,475
China Mobile Ltd.	703,486	8,130,979
China Overseas Land & Investment Ltd.	146,000	375,666
China Unicom Hong Kong Ltd.	191,522	286,108
CNOOC Ltd.	1,618,529	2,776,372

Total China		12,629,600
Denmark – 0.7%
AP Moeller – Maersk A/S Class B	94	223,327
Coloplast A/S Class B	3,155	264,492
Danske Bank A/S	4,777	129,868
Novo Nordisk A/S Class B	38,785	1,856,088

Total Denmark		2,473,775
Finland – 0.7%
Fortum Oyj	54,577	1,331,316
Kone Oyj Class B	19,172	770,650
Sampo Oyj Class A	7,420	359,935

Total Finland		2,461,901
France – 11.9%
Air Liquide S.A.	8,469	1,033,151
Airbus Group N.V.	13,716	863,218
AXA S.A.	78,743	1,940,700
BNP Paribas S.A.	24,026	1,594,026
Investments	Shares	Value

Bouygues S.A.	8,834	$286,410
Bureau Veritas S.A.	8,160	180,341
Carrefour S.A.	31,593	976,195
Casino Guichard Perrachon S.A.	6,156	663,108
Christian Dior S.A.	2,638	442,217
Cie de Saint-Gobain	16,660	762,592
Cie Generale des Etablissements Michelin	3,524	332,452
Credit Agricole S.A.	22,513	339,710
Danone S.A.	13,231	885,845
Electricite de France S.A.	68,109	2,234,425
Essilor International S.A.	3,104	340,903
GDF Suez	145,367	3,646,988
Kering	2,711	546,749
L’Oreal S.A.	7,918	1,257,303
Lafarge S.A.	1,725	124,253
LVMH Moet Hennessy Louis Vuitton S.A.	8,634	1,403,718
Natixis(a)	61,714	424,727
Orange S.A.	185,269	2,786,259
Pernod Ricard S.A.	5,591	633,112
Publicis Groupe S.A.	2,191	150,484
Renault S.A.	5,173	374,770
Safran S.A.	9,897	642,372
Sanofi	39,885	4,512,456
Schneider Electric SE	13,713	1,053,235
Societe Generale S.A.	8,567	437,436
Sodexo	2,116	207,107
Total S.A.(a)	105,901	6,882,952
Unibail-Rodamco SE	1,893	487,114
Vinci S.A.	20,311	1,180,390
Vivendi S.A.	36,043	870,559

Total France		40,497,277
Germany – 8.1%
adidas AG	5,727	428,652
Allianz SE Registered Shares	12,924	2,095,473
BASF SE	27,026	2,479,631
Bayer AG Registered Shares	17,815	2,495,782
Bayerische Motoren Werke AG	18,004	1,933,657
Continental AG	2,131	405,548
Daimler AG Registered Shares	37,889	2,906,737
Deutsche Bank AG Registered Shares	3,499	122,769
Deutsche Boerse AG	7,428	500,418
Deutsche Post AG Registered Shares	52,769	1,692,508
Deutsche Telekom AG Registered Shares	198,747	3,012,806
E.ON SE	13,672	250,345
Evonik Industries AG(a)	11,989	415,582
Fresenius Medical Care AG & Co. KGaA	9	629
Linde AG	4,998	960,633
Merck KGaA	4	369
Muenchener Rueckversicherungs AG Registered Shares	8,683	1,717,165
RWE AG	14,649	570,982
SAP SE	18,023	1,300,027

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2014

Investments	Shares	Value

Siemens AG Registered Shares	25,635	$3,056,022
Volkswagen AG	5,176	1,074,289

Total Germany		27,420,024
Hong Kong – 2.7%
Cheung Kong Holdings Ltd.	91,000	1,498,873
CLP Holdings Ltd.	1,000	8,029
Hang Lung Properties Ltd.	93,000	264,684
Hang Seng Bank Ltd.	73,495	1,180,259
Henderson Land Development Co., Ltd.	1,100	7,125
Hong Kong & China Gas Co., Ltd.	165,000	357,832
Hong Kong Exchanges and Clearing Ltd.	38,100	819,888
Hutchison Whampoa Ltd.	115,000	1,392,126
MTR Corp., Ltd.	147,000	575,498
Power Assets Holdings Ltd.	67,500	596,757
SJM Holdings Ltd.	236,699	451,140
Sun Hung Kai Properties Ltd.	93,442	1,324,898
Swire Properties Ltd.	52,800	164,552
Wharf Holdings Ltd. (The)	59,000	419,415

Total Hong Kong		9,061,076
Ireland – 0.1%
CRH PLC	17,918	409,574
Israel – 0.4%
Teva Pharmaceutical Industries Ltd.	24,563	1,324,649
Italy – 2.9%
Assicurazioni Generali SpA	23,349	491,397
Atlantia SpA	9,210	227,455
Enel SpA	455,613	2,418,474
Eni SpA	164,773	3,927,781
Intesa Sanpaolo SpA	293,655	892,529
Luxottica Group SpA	5,779	300,919
Snam SpA	183,676	1,016,286
UniCredit SpA	67,134	530,892

Total Italy		9,805,733
Japan – 10.5%
Astellas Pharma, Inc.	71,300	1,061,424
Bridgestone Corp.	11,000	363,207
Canon, Inc.	47,900	1,559,113
Dai-ichi Life Insurance Co., Ltd. (The)(a)	15,800	234,490
Daiwa Securities Group, Inc.(a)	42,000	332,684
Denso Corp.	14,300	658,977
East Japan Railway Co.	7,100	532,039
FANUC Corp.	2,500	451,479
Fuji Heavy Industries Ltd.(a)	7,700	254,526
FUJIFILM Holdings Corp.	9,000	276,494
Hitachi Ltd.	86,000	656,593
Honda Motor Co., Ltd.(a)	39,800	1,378,732
ITOCHU Corp.(a)	59,700	729,277
Japan Tobacco, Inc.(a)	41,109	1,336,759
Kao Corp.	16,400	639,360
KDDI Corp.	13,940	837,836
Kirin Holdings Co., Ltd.	22,800	302,732
Komatsu Ltd.(a)	23,300	538,771
Kubota Corp.(a)	21,000	331,670
Investments	Shares	Value

Kyocera Corp.(a)	9,000	$419,335
Mitsubishi Corp.(a)	51,800	1,060,603
Mitsubishi Electric Corp.	21,000	279,598
Mitsubishi Heavy Industries Ltd.	59,000	379,510
Mitsubishi UFJ Financial Group, Inc.	277,600	1,569,511
Mitsui & Co., Ltd.(a)	62,300	982,249
Mizuho Financial Group, Inc.(a)	521,698	931,680
MS&AD Insurance Group Holdings, Inc.(a)	11,500	250,820
Murata Manufacturing Co., Ltd.	2,500	284,197
Nippon Steel & Sumitomo Metal Corp.(a)	156,000	404,737
Nippon Telegraph & Telephone Corp.	37,694	2,343,870
Nissan Motor Co., Ltd.(a)	135,100	1,316,577
Nomura Holdings, Inc.	68,900	410,655
NTT DOCOMO, Inc.(a)	105,400	1,758,829
Oriental Land Co., Ltd.	700	132,317
Panasonic Corp.(a)	17,600	209,300
Seven & I Holdings Co., Ltd.	6,400	248,194
Shin-Etsu Chemical Co., Ltd.	7,700	503,155
SoftBank Corp.	6,400	448,604
Sumitomo Corp.(a)	47,300	521,962
Sumitomo Mitsui Financial Group, Inc.(a)	29,400	1,198,299
Sumitomo Mitsui Trust Holdings, Inc.(a)	65,000	270,500
Takeda Pharmaceutical Co., Ltd.(a)	25,000	1,086,649
Tokio Marine Holdings, Inc.	13,000	403,232
Tokyo Gas Co., Ltd.	51,000	286,627
Toshiba Corp.(a)	78,000	361,362
Toyota Motor Corp.	82,300	4,848,944
Yahoo Japan Corp.(a)	42,700	162,322

Total Japan		35,549,801
Netherlands – 1.8%
Aegon N.V.	40,578	334,831
Akzo Nobel N.V.	4,216	288,928
ASML Holding N.V.(a)	3,565	354,965
Heineken N.V.	15,041	1,125,592
Koninklijke Ahold N.V.	36,967	598,676
Koninklijke DSM N.V.	3,826	236,126
Koninklijke Philips N.V.	28,775	918,383
Reed Elsevier N.V.	14,652	332,609
Unilever N.V. CVA(a)	45,267	1,802,997

Total Netherlands		5,993,107
Norway – 1.6%
DNB ASA	52,707	987,218
Statoil ASA	103,571	2,825,213
Telenor ASA	68,611	1,506,232

Total Norway		5,318,663
Portugal – 0.4%
EDP-Energias de Portugal S.A.	194,698	849,765
Galp Energia, SGPS, S.A.	18,535	301,342

Total Portugal		1,151,107
Singapore – 1.4%
DBS Group Holdings Ltd.	45,000	649,965
Keppel Corp., Ltd.	45,000	370,501

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2014

Investments	Shares	Value

Oversea-Chinese Banking Corp., Ltd.(a)	105,561	$806,213
Singapore Telecommunications Ltd.	784,500	2,337,567
United Overseas Bank Ltd.	28,000	491,806
Wilmar International Ltd.(a)	82,000	198,683

Total Singapore		4,854,735
Spain – 6.4%
Abertis Infraestructuras S.A.	18,273	361,024
Amadeus IT Holding S.A. Class A	21	786
Banco Bilbao Vizcaya Argentaria S.A.	99,419	1,199,520
Banco Santander S.A.	774,403	7,445,571
CaixaBank S.A.	304,509	1,854,499
CaixaBank S.A.(a)	3,297	20,079
Endesa S.A.	36,848	1,456,262
Ferrovial S.A.	32,188	624,357
Gas Natural SDG S.A.(a)	50,780	1,495,286
Iberdrola S.A.	251,106	1,798,577
Inditex S.A.	51,518	1,423,627
Repsol S.A.	58,127	1,380,464
Telefonica S.A.	180,334	2,791,774

Total Spain		21,851,826
Sweden – 3.1%
Atlas Copco AB Class A(a)	26,865	771,469
Hennes & Mauritz AB Class B	47,529	1,974,771
Nordea Bank AB	114,527	1,491,882
Sandvik AB(a)	51,082	576,837
Skandinaviska Enskilda Banken AB Class A	29,677	396,879
Svenska Cellulosa AB SCA Class B	8,534	203,749
Svenska Handelsbanken AB Class A	19,999	941,910
Swedbank AB Class A	42,290	1,065,992
Telefonaktiebolaget LM Ericsson Class B	109,004	1,385,157
TeliaSonera AB	155,855	1,079,335
Volvo AB Class B	51,492	560,394

Total Sweden		10,448,375
Switzerland – 9.4%
ABB Ltd. Registered Shares*	66,725	1,500,003
Cie Financiere Richemont S.A. Registered Shares	4,532	371,619
Credit Suisse Group AG Registered Shares*	27,089	750,440
Givaudan S.A. Registered Shares*	197	315,035
Holcim Ltd. Registered Shares*	3,262	237,780
Kuehne + Nagel International AG Registered Shares	4,192	529,100
Nestle S.A. Registered Shares	85,124	6,258,463
Novartis AG Registered Shares	80,703	7,614,208
Roche Holding AG Bearer Shares	371	107,553
Roche Holding AG Genusschein	20,686	6,128,945
SGS S.A. Registered Shares	192	398,066
Swatch Group AG (The) Bearer Shares	762	362,139
Swatch Group AG (The) Registered Shares	5	437
Swiss Re AG*	24,920	1,986,037
Swisscom AG Registered Shares	2,505	1,422,253
Syngenta AG Registered Shares	2,660	847,136
Transocean Ltd.(a)	21,971	710,292
Investments	Shares	Value

UBS AG Registered Shares*	27,544	$480,254
Zurich Insurance Group AG*	6,308	1,880,187

Total Switzerland		31,899,947
United Kingdom – 21.9%
Anglo American PLC	45,534	1,021,633
Antofagasta PLC	66,949	782,533
Associated British Foods PLC	21,828	948,003
AstraZeneca PLC	55,193	3,974,083
Aviva PLC	170,292	1,445,221
BAE Systems PLC	152,223	1,163,550
Barclays PLC	291,521	1,074,927
BG Group PLC	37,847	699,455
BHP Billiton PLC	70,915	1,971,630
BP PLC	767,455	5,641,643
British American Tobacco PLC	61,460	3,469,322
British Sky Broadcasting Group PLC	60,718	868,179
BT Group PLC	268,203	1,650,491
Centrica PLC	235,719	1,176,214
Compass Group PLC	78,794	1,272,898
Diageo PLC	44,584	1,290,151
GlaxoSmithKline PLC	210,575	4,823,610
HSBC Holdings PLC	672,643	6,827,341
Imperial Tobacco Group PLC	33,936	1,465,609
Kingfisher PLC	81	425
Legal & General Group PLC	319,237	1,184,629
National Grid PLC	142,444	2,050,597
Old Mutual PLC	203,603	599,739
Pearson PLC	32,123	645,745
Prudential PLC	60,947	1,359,546
Reckitt Benckiser Group PLC	23,211	2,013,126
Reed Elsevier PLC	9,466	151,617
Rio Tinto PLC	49,963	2,455,440
Rolls-Royce Holdings PLC*	24,813	387,976
Royal Dutch Shell PLC Class A	163,486	6,250,859
Royal Dutch Shell PLC Class B	94,285	3,724,958
SABMiller PLC	19,946	1,108,460
SSE PLC	57,387	1,439,220
Standard Chartered PLC	68,853	1,273,038
Standard Life PLC	83	558
Tesco PLC	352,955	1,065,423
Unilever PLC	41,449	1,736,992
Vodafone Group PLC	1,636,966	5,424,301

Total United Kingdom		74,439,142
TOTAL COMMON STOCKS (Cost: $295,981,797)		337,702,695
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(b)
(Cost $517,900)	8,766	496,331

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2014

Investments	Shares	Value

RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*(a)
(Cost $10,090)	99,419	$9,921
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.7%
United States – 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $22,877,995)(d)	22,877,995	22,877,995
TOTAL INVESTMENTS IN SECURITIES – 106.4% (Cost: $319,387,782)		361,086,942
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.4)%		(21,707,421)

NET ASSETS – 100.0%		$339,379,521
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $21,792,759 and the total market value of the collateral held by the Fund was $22,928,299. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,304.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 9.3%
AGL Energy Ltd.	40,306	$477,553
ALS Ltd.(a)	31,617	145,802
Amcor Ltd.	54,484	540,171
Ansell Ltd.	7,927	134,915
Aristocrat Leisure Ltd.	14,423	73,706
ASX Ltd.	16,884	529,808
Aurizon Holdings Ltd.	117,562	466,013
Bank of Queensland Ltd.	42,610	434,008
Bendigo & Adelaide Bank Ltd.(a)	60,435	630,373
Boral Ltd.(a)	16,965	73,781
Caltex Australia Ltd.(a)	15,562	381,155
Coca-Cola Amatil Ltd.(a)	90,958	698,825
Cochlear Ltd.(a)	2,012	122,379
Computershare Ltd.	24,330	258,886
Crown Resorts Ltd.(a)	46,166	557,486
Flight Centre Travel Group Ltd.(a)	8,032	300,464
Fortescue Metals Group Ltd.(a)	296,015	901,417
Harvey Norman Holdings Ltd.(a)	51,373	163,183
Incitec Pivot Ltd.	55,444	131,479
Insurance Australia Group Ltd.	272,449	1,459,048
Leighton Holdings Ltd.	29,905	505,049
Lend Lease Group	36,913	463,192
Navitas Ltd.	10,557	46,189
Orica Ltd.	34,419	569,237
Platinum Asset Management Ltd.	57,064	302,599
Ramsay Health Care Ltd.	12,049	528,123
REA Group Ltd.	6,032	228,445
Santos Ltd.	38,672	462,592
Seek Ltd.	17,395	246,740
Sonic Healthcare Ltd.	26,177	401,774
Tatts Group Ltd.	170,594	470,226
Toll Holdings Ltd.(a)	70,464	347,760
TPG Telecom Ltd.	29,201	174,778
Treasury Wine Estates Ltd.(a)	24,942	92,540
WorleyParsons Ltd.	12,802	171,845

Total Australia		13,491,541
Austria – 1.3%
Andritz AG	3,821	203,791
Oesterreichische Post AG	3,879	186,059
Raiffeisen Bank International AG	11,085	241,134
UNIQA Insurance Group AG	16,549	189,404
Verbund AG(a)	19,613	395,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,857	264,546
Voestalpine AG	8,840	349,531

Total Austria		1,829,520
Belgium – 2.5%
Ackermans & van Haaren N.V.	425	52,534
Ageas	16,573	550,299
Belgacom S.A.(a)	48,528	1,689,510
bpost S.A.	15,008	358,322
Colruyt S.A.(a)	5,973	263,221
Investments	Shares	Value

Delhaize Group S.A.	4,686	$326,051
Elia System Operator S.A./N.V.	2,476	118,966
Umicore S.A.(a)	5,328	233,114

Total Belgium		3,592,017
China – 2.6%
Beijing Enterprises Holdings Ltd.	23,200	198,833
China Everbright International Ltd.	48,000	63,546
China Merchants Holdings International Co., Ltd.(a)	110,200	340,601
China Resources Power Holdings Co., Ltd.	248,000	669,096
China South City Holdings Ltd.	216,000	99,862
CITIC Ltd.(a)	144,773	241,627
Fosun International Ltd.(a)	229,400	275,336
Franshion Properties China Ltd.	689,242	167,759
Guangdong Investment Ltd.(a)	306,208	357,665
Lenovo Group Ltd.(a)	322,453	480,040
Shanghai Industrial Holdings Ltd.	23,500	69,606
Sino-Ocean Land Holdings Ltd.	608,964	320,751
Sun Art Retail Group Ltd.	449,000	507,685

Total China		3,792,407
Denmark – 1.4%
Carlsberg A/S Class B	2,325	206,747
Chr Hansen Holding A/S	3,134	121,154
DSV A/S	1,638	46,143
GN Store Nord A/S	2,091	46,130
H. Lundbeck A/S	5,406	120,731
Pandora A/S	4,563	357,826
TDC A/S	99,590	756,470
Tryg A/S	4,113	427,165

Total Denmark		2,082,366
Finland – 2.4%
Elisa Oyj	17,165	455,791
Kesko Oyj Class B	3,516	125,919
Metso Oyj	5,600	199,492
Neste Oil Oyj(a)	16,221	334,006
Nokian Renkaat Oyj(a)	9,294	280,367
Orion Oyj Class B	10,065	394,153
Pohjola Bank Oyj Class A	17,514	356,869
Stora Enso Oyj Class R	42,617	355,586
UPM-Kymmene Oyj(a)	45,424	648,989
Wartsila Oyj Abp	7,901	353,625

Total Finland		3,504,797
France – 6.7%
Accor S.A.	7,416	328,966
Aeroports de Paris	3,028	362,507
Arkema S.A.	2,151	144,340
AtoS	913	66,168
Cap Gemini S.A.	5,851	420,046
Edenred	11,024	272,046
Eiffage S.A.	5,027	280,432
Euler Hermes Group	4,528	483,340
Eurazeo S.A.	1,341	96,525
Eutelsat Communications S.A.	12,184	393,482

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

Groupe Eurotunnel S.A. Registered Shares	8,423	$102,913
Havas S.A.	14,497	112,096
Imerys S.A.	3,526	260,037
Ingenico(a)	573	58,544
Ipsen S.A.	3,416	168,036
JCDecaux S.A.	6,966	219,951
Klepierre	12,244	536,249
Lagardere SCA	4,487	120,109
Metropole Television S.A.	9,200	148,644
Neopost S.A.	2,754	202,442
Rallye S.A.	2,906	126,980
Remy Cointreau S.A.(a)	1,665	119,889
Rexel S.A.	17,342	323,680
Rubis SCA	1,271	73,199
SCOR SE	14,355	448,543
SEB S.A.	1,611	121,536
Societe BIC S.A.	2,904	374,552
Societe Television Francaise 1(a)	10,704	144,413
Suez Environnement Co.	33,496	566,794
Technip S.A.	3,935	331,111
Thales S.A.	7,756	413,221
Valeo S.A.	3,613	402,145
Vallourec S.A.(a)	4,194	192,903
Veolia Environnement S.A.	45,291	799,850
Vicat	1,486	96,225
Wendel S.A.	701	79,486
Zodiac Aerospace	11,236	358,466

Total France		9,749,866
Germany – 5.4%
Axel Springer SE	6,573	361,943
Bilfinger SE(a)	2,703	171,445
Brenntag AG	3,312	162,795
Celesio AG	3,270	108,806
Deutsche Lufthansa AG Registered Shares	16,816	265,641
Deutsche Wohnen AG Bearer Shares	7,547	161,311
DMG MORI SEIKI AG	1,888	53,388
Duerr AG	821	59,977
Fielmann AG	4,674	286,926
Fraport AG Frankfurt Airport Services Worldwide(a)	3,385	222,614
Freenet AG	14,708	382,838
GEA Group AG	7,380	322,056
Hannover Rueck SE	7,678	620,945
Hochtief AG	1,963	135,172
Hugo Boss AG	3,591	448,915
K+S AG Registered Shares	1,945	55,172
LEG Immobilien AG*	1,858	128,786
MTU Aero Engines AG	1,326	113,235
ProSiebenSat.1 Media AG Registered Shares	12,953	516,249
Rhoen Klinikum AG	4,354	132,114
Software AG(a)	2,480	61,467
Stada Arzneimittel AG	1,778	70,762
Suedzucker AG(a)	24,108	378,853
Symrise AG	6,685	356,118
Talanx AG*	14,754	491,018
Investments	Shares	Value

Telefonica Deutschland Holding AG(a)	247,060	$1,292,088
United Internet AG Registered Shares	8,133	346,183
Wacker Chemie AG(a)	1,365	165,209

Total Germany		7,872,026
Hong Kong – 2.4%
Bank of East Asia Ltd.	124,522	504,336
Cathay Pacific Airways Ltd.	111,774	205,840
CSPC Pharmaceutical Group Ltd.	94,000	77,838
Hang Lung Group Ltd.	36,000	178,259
Hopewell Holdings Ltd.	41,162	144,185
Hysan Development Co., Ltd.	66,000	305,135
Melco International Development Ltd.(a)	19,000	43,945
New World Development Co., Ltd.	238,642	277,823
PCCW Ltd.	539,543	339,077
Sino Land Co., Ltd.	367,046	567,224
Techtronic Industries Co.	26,500	76,615
Television Broadcasts Ltd.(a)	41,224	246,067
Wheelock & Co., Ltd.	108,000	516,001

Total Hong Kong		3,482,345
Ireland – 0.5%
DCC PLC	3,975	220,516
Dragon Oil PLC	20,787	207,448
Glanbia PLC	3,525	50,897
Paddy Power PLC	2,033	146,823
Smurfit Kappa Group PLC	7,715	169,142

Total Ireland		794,826
Israel – 1.2%
Azrieli Group	2,307	79,206
Bank Hapoalim BM	12,779	72,037
Bezeq Israeli Telecommunication Corp., Ltd.	492,812	850,801
Elbit Systems Ltd.	973	60,316
Israel Chemicals Ltd.	76,543	550,520
Osem Investments Ltd.	3,051	65,458

Total Israel		1,678,338
Italy – 3.1%
A2A SpA(a)	157,558	156,243
ACEA SpA	8,526	103,504
Azimut Holding SpA	5,937	150,223
Banca Generali SpA	5,256	138,968
Davide Campari-Milano SpA(a)	12,184	87,962
De’ Longhi	8,696	175,104
GTECH SpA(a)	10,564	251,019
Hera SpA	100,665	266,538
Italcementi SpA	9,130	58,590
Mediolanum SpA	44,021	312,525
Moncler SpA	3,799	54,230
Parmalat SpA	76,913	242,901
Pirelli & C. SpA	22,334	309,219
Prysmian SpA	7,623	141,654
Recordati SpA	6,486	106,351
Salvatore Ferragamo SpA	4,431	121,745
Societa Iniziative Autostradali e Servizi SpA	19,580	210,490

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

Telecom Italia SpA RSP	232,662	$206,766
Terna Rete Elettrica Nazionale SpA	172,737	868,912
Tod’s SpA(a)	1,310	129,824
Unione di Banche Italiane SCpA(a)	12,562	105,687
Unipol Gruppo Finanziario SpA	22,189	107,412
UnipolSai SpA	69,549	196,801

Total Italy		4,502,668
Japan – 22.0%
ABC-Mart, Inc.(a)	1,678	85,663
Aeon Co., Ltd.(a)	27,399	272,754
Air Water, Inc.	7,000	104,143
Aisin Seiki Co., Ltd.	10,924	393,860
Ajinomoto Co., Inc.	10,319	171,678
Alfresa Holdings Corp.(a)	5,600	80,711
Amada Co., Ltd.(a)	13,600	129,559
ANA Holdings, Inc.	30,000	69,766
Aozora Bank Ltd.(a)	124,000	419,381
Asahi Glass Co., Ltd.(a)	30,141	163,379
Asahi Kasei Corp.(a)	53,000	430,204
Asics Corp.	3,230	72,759
Bandai Namco Holdings, Inc.	11,500	295,114
Bank of Yokohama Ltd. (The)	41,000	225,454
Benesse Holdings, Inc.(a)	3,100	101,737
Brother Industries Ltd.(a)	9,100	168,320
Casio Computer Co., Ltd.(a)	5,600	93,321
Chiba Bank Ltd. (The)	32,000	222,581
Chugoku Bank Ltd. (The)(a)	6,500	95,460
Chugoku Electric Power Co., Inc. (The)(a)	20,100	257,629
Citizen Holdings Co., Ltd.	8,800	57,680
Dai Nippon Printing Co., Ltd.(a)	27,958	280,230
Daicel Corp.	8,000	86,859
Daihatsu Motor Co., Ltd.(a)	20,300	322,187
Daiichi Sankyo Co., Ltd.(a)	35,500	556,958
Daito Trust Construction Co., Ltd.	4,620	545,623
Daiwa House Industry Co., Ltd.(a)	23,000	412,530
Dentsu, Inc.	2,700	102,762
Dowa Holdings Co., Ltd.	10,000	83,231
Eisai Co., Ltd.(a)	15,600	630,712
Electric Power Development Co., Ltd.(a)	6,200	202,625
FamilyMart Co., Ltd.(a)	4,200	160,235
Fuji Electric Co., Ltd.	22,876	110,736
Fukuoka Financial Group, Inc.(a)	49,000	233,620
Hachijuni Bank Ltd. (The)(a)	14,000	84,106
Hamamatsu Photonics K.K.(a)	2,300	109,239
Hankyu Hanshin Holdings, Inc.	31,000	180,583
Hikari Tsushin, Inc.(a)	1,000	71,015
Hino Motors Ltd.(a)	24,200	338,418
Hiroshima Bank Ltd. (The)(a)	30,075	147,777
Hisamitsu Pharmaceutical Co., Inc.	1,900	68,244
Hitachi Construction Machinery Co., Ltd.(a)	9,000	181,157
Hitachi High-Technologies Corp.	3,600	103,378
Hitachi Metals Ltd.	6,000	108,082
Hokuhoku Financial Group, Inc.	56,000	109,759
Hulic Co., Ltd.(a)	4,100	43,357
Investments	Shares	Value

Ibiden Co., Ltd.	2,700	$52,575
IHI Corp.(a)	41,553	215,161
Iida Group Holdings Co., Ltd.(a)	8,100	99,095
Isetan Mitsukoshi Holdings Ltd.(a)	6,234	81,154
Isuzu Motors Ltd.	24,000	339,122
Iyo Bank Ltd. (The)(a)	13,500	136,606
J. Front Retailing Co., Ltd.(a)	6,000	78,490
Japan Airlines Co., Ltd.	17,178	469,794
Japan Exchange Group, Inc.(a)	7,200	170,852
JFE Holdings, Inc.(a)	18,000	359,114
JGC Corp.	5,000	136,469
Joyo Bank Ltd. (The)(a)	44,000	216,601
JSR Corp.(a)	7,500	130,794
JTEKT Corp.	4,800	80,252
JX Holdings, Inc.(a)	108,000	497,689
Kajima Corp.(a)	35,953	172,071
Kansai Paint Co., Ltd.(a)	9,000	134,391
Kawasaki Heavy Industries Ltd.(a)	41,565	165,964
Keikyu Corp.(a)	13,000	108,556
Keio Corp.(a)	16,000	118,292
Kintetsu Corp.(a)	46,000	154,738
Kobe Steel Ltd.(a)	149,000	241,779
Koito Manufacturing Co., Ltd.(a)	4,400	119,491
Konami Corp.(a)	5,000	104,198
Konica Minolta, Inc.(a)	10,700	115,491
Kuraray Co., Ltd.	17,400	203,987
Kyowa Hakko Kirin Co., Ltd.	15,000	183,919
Lawson, Inc.(a)	4,500	314,645
LIXIL Group Corp.(a)	9,100	194,369
Makita Corp.	3,329	188,156
Marubeni Corp.(a)	94,000	643,377
Marui Group Co., Ltd.(a)	9,681	79,693
Matsui Securities Co., Ltd.(a)	19,400	180,745
Medipal Holdings Corp.	6,600	80,202
MEIJI Holdings Co., Ltd.(a)	2,200	173,882
Miraca Holdings, Inc.(a)	1,700	70,281
Mitsubishi Chemical Holdings Corp.(a)	59,700	293,670
Mitsubishi Gas Chemical Co., Inc.(a)	19,000	121,072
Mitsubishi Materials Corp.(a)	42,000	135,922
Mitsubishi Motors Corp.(a)	29,600	359,156
Mitsubishi Tanabe Pharma Corp.	21,600	316,828
Mitsui Chemicals, Inc.(a)	28,000	77,852
Mitsui OSK Lines Ltd.(a)	28,000	89,339
Nabtesco Corp.(a)	3,500	83,883
NEC Corp.	41,608	143,757
Nexon Co., Ltd.	7,200	59,401
NGK Insulators Ltd.(a)	8,000	190,492
NGK Spark Plug Co., Ltd.(a)	5,000	146,998
NH Foods Ltd.	6,000	127,225
Nikon Corp.(a)	12,234	176,771
Nippon Express Co., Ltd.	38,000	159,005
Nippon Paint Co., Ltd.(a)	3,000	67,414
Nippon Yusen K.K.	42,000	110,652
Nissan Chemical Industries Ltd.(a)	4,700	83,207

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

Nisshin Seifun Group, Inc.(a)	7,920	$78,265
Nissin Foods Holdings Co., Ltd.(a)	4,300	223,438
Nitori Holdings Co., Ltd.	1,500	92,848
Nitto Denko Corp.(a)	5,805	318,311
Nomura Real Estate Holdings, Inc.	6,068	104,217
Nomura Research Institute Ltd.	7,290	235,590
NSK Ltd.(a)	9,000	128,073
NTT Data Corp.(a)	5,600	201,650
NTT Urban Development Corp.(a)	8,100	85,213
Obayashi Corp.(a)	29,000	198,541
Odakyu Electric Railway Co., Ltd.(a)	13,000	118,866
Oji Holdings Corp.(a)	42,862	162,156
Omron Corp.	4,200	190,674
Oracle Corp.(a)	3,468	135,312
Osaka Gas Co., Ltd.	63,000	253,103
Otsuka Corp.(a)	2,400	95,392
Park24 Co., Ltd.(a)	4,400	70,195
Resona Holdings, Inc.	89,400	503,988
Ricoh Co., Ltd.(a)	29,660	318,515
Sankyo Co., Ltd.(a)	5,900	211,377
Santen Pharmaceutical Co., Ltd.	2,000	111,947
SBI Holdings, Inc.	6,300	70,526
Sega Sammy Holdings, Inc.(a)	8,473	136,331
Seiko Epson Corp.	6,364	305,741
Sekisui Chemical Co., Ltd.	16,000	183,491
Sekisui House Ltd.	32,152	378,690
Seven Bank Ltd.(a)	24,400	99,428
Shimadzu Corp.	10,000	86,513
Shimamura Co., Ltd.(a)	1,100	101,080
Shimano, Inc.	700	85,127
Shimizu Corp.(a)	32,000	252,336
Shinsei Bank Ltd.(a)	29,806	63,854
Shionogi & Co., Ltd.	13,200	302,759
Shiseido Co., Ltd.(a)	3,800	62,684
Shizuoka Bank Ltd. (The)(a)	14,000	144,090
Showa Shell Sekiyu K.K.	18,509	176,493
Sompo Japan Nipponkoa Holdings, Inc.	14,711	356,862
Sony Financial Holdings, Inc.(a)	10,409	168,336
Stanley Electric Co., Ltd.	2,800	60,546
Sumitomo Chemical Co., Ltd.(a)	58,000	206,737
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,390	145,055
Sumitomo Electric Industries Ltd.	18,212	269,042
Sumitomo Heavy Industries Ltd.	17,500	98,432
Sumitomo Metal Mining Co., Ltd.(a)	19,000	267,432
Sumitomo Rubber Industries Ltd.	12,000	170,546
Sundrug Co., Ltd.(a)	1,400	62,218
Suntory Beverage & Food Ltd.	9,800	347,527
Suzuken Co., Ltd.	2,300	66,256
Sysmex Corp.	1,800	72,364
T&D Holdings, Inc.	20,251	260,026
Taiheiyo Cement Corp.(a)	20,000	75,482
Taisei Corp.(a)	35,876	202,445
Taiyo Nippon Sanso Corp.(a)	7,000	61,707
Takashimaya Co., Ltd.	6,415	53,626
Investments	Shares	Value

TDK Corp.(a)	2,700	$150,636
Terumo Corp.(a)	8,100	194,128
THK Co., Ltd.	2,300	57,241
Tobu Railway Co., Ltd.(a)	24,000	120,771
Toho Co., Ltd.(a)	4,800	108,519
Toho Gas Co., Ltd.(a)	14,000	78,873
Tokyo Electron Ltd.	2,294	149,692
Tokyu Corp.(a)	28,000	183,527
TonenGeneral Sekiyu K.K.	24,104	210,727
Toppan Printing Co., Ltd.(a)	23,000	165,222
Toray Industries, Inc.(a)	36,290	239,849
Tosoh Corp.	12,000	48,571
TOTO Ltd.(a)	7,000	76,959
Toyo Seikan Group Holdings Ltd.	5,700	70,617
Toyo Suisan Kaisha Ltd.(a)	4,000	132,732
Toyoda Gosei Co., Ltd.(a)	6,900	134,610
Toyota Tsusho Corp.(a)	10,000	243,584
Trend Micro, Inc.(a)	5,230	176,884
Unicharm Corp.	5,700	129,932
USS Co., Ltd.	15,100	231,259
West Japan Railway Co.(a)	7,176	321,168
Yamaguchi Financial Group, Inc.(a)	7,000	66,111
Yamaha Corp.(a)	4,500	58,786
Yamaha Motor Co., Ltd.	8,660	169,340
Yamato Holdings Co., Ltd.(a)	10,700	199,134
Yaskawa Electric Corp.(a)	4,618	62,516
Yokohama Rubber Co., Ltd. (The)(a)	14,000	121,118

Total Japan		31,873,174
Netherlands – 1.6%
Aalberts Industries N.V.	3,559	92,278
Delta Lloyd N.V.	21,276	513,215
Fugro N.V. CVA(a)	4,156	125,818
Gemalto N.V.(a)	857	78,684
Koninklijke Boskalis Westminster N.V.	5,967	336,036
Koninklijke Vopak N.V.(a)	3,183	171,794
Nutreco N.V.	3,061	111,441
Randstad Holding N.V.	7,849	365,476
Wolters Kluwer N.V.	17,700	472,233

Total Netherlands		2,266,975
New Zealand – 1.4%
Auckland International Airport Ltd.	137,398	412,315
Contact Energy Ltd.	55,256	257,554
Fletcher Building Ltd.	62,464	427,477
Fonterra Co-operative Group Ltd.(a)	9,354	45,933
Mighty River Power Ltd.	133,811	267,527
Spark New Zealand Ltd.	244,378	565,727

Total New Zealand		1,976,533
Norway – 3.1%
Akastor ASA	15,863	63,845
Aker ASA Class A	6,067	199,313
Aker Solutions ASA*(b)	15,863	158,068
Gjensidige Forsikring ASA	50,539	1,069,363
Marine Harvest ASA(a)	58,679	821,337

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

Norsk Hydro ASA	81,292	$454,888
Orkla ASA	70,649	639,089
Schibsted ASA	2,972	161,400
SpareBank 1 SR Bank ASA	9,775	92,838
TGS Nopec Geophysical Co. ASA(a)	6,453	164,270
Yara International ASA	12,798	642,814

Total Norway		4,467,225
Portugal – 0.6%
EDP Renovaveis S.A.(a)	8,105	56,210
Jeronimo Martins, SGPS, S.A.	24,620	271,140
NOS, SGPS	16,664	100,497
Portucel S.A.	52,515	209,235
Portugal Telecom, SGPS, S.A. Registered Shares(a)	12,618	26,556
Sonae, SGPS, S.A.	117,377	170,221

Total Portugal		833,859
Singapore – 4.4%
CapitaLand Ltd.	170,000	426,566
City Developments Ltd.	17,000	128,236
ComfortDelGro Corp., Ltd.	131,000	246,530
First Resources Ltd.	52,000	81,549
Frasers Centrepoint Ltd.(a)	67,000	89,312
Great Eastern Holdings Ltd.	11,000	206,061
Hutchison Port Holdings Trust	928,585	650,010
Jardine Cycle & Carriage Ltd.	15,000	504,705
Keppel Land Ltd.	87,000	238,767
M1 Ltd.(a)	67,000	187,031
Olam International Ltd.(a)	84,000	154,787
SATS Ltd.(a)	83,000	199,153
Sembcorp Industries Ltd.	100,000	406,179
Sembcorp Marine Ltd.(a)	89,751	263,208
SIA Engineering Co., Ltd.(a)	92,536	334,502
Singapore Airlines Ltd.(a)	52,961	409,109
Singapore Exchange Ltd.	46,000	260,786
Singapore Post Ltd.	107,000	150,604
Singapore Press Holdings Ltd.(a)	147,148	484,609
Singapore Technologies Engineering Ltd.	165,000	472,242
StarHub Ltd.	141,594	457,435
United Industrial Corp., Ltd.	31,000	80,946

Total Singapore		6,432,327
Spain – 2.9%
Abengoa S.A. Class B	25,311	133,716
Acerinox S.A.	8,153	125,342
Bankinter S.A.	14,820	125,733
Bolsas y Mercados Espanoles S.A.	7,526	287,023
Distribuidora Internacional de Alimentacion S.A.	10,534	75,637
Ebro Foods S.A.(a)	10,845	205,636
Enagas S.A.	21,568	695,585
Indra Sistemas S.A.	6,787	95,168
Mapfre S.A.	204,445	724,175
Obrascon Huarte Lain S.A.(a)	6,073	203,185
Prosegur Cia de Seguridad S.A.	18,623	115,746
Red Electrica Corp. S.A.	9,658	836,464
Tecnicas Reunidas S.A.(a)	3,755	199,180
Investments	Shares	Value

Viscofan S.A.	2,766	$151,646
Zardoya Otis S.A.(a)	17,168	212,971

Total Spain		4,187,207
Sweden – 4.5%
AAK AB	1,900	99,370
Alfa Laval AB(a)	13,132	281,280
Atlas Copco AB Class B	20,644	536,691
Axfood AB(a)	3,647	188,917
BillerudKorsnas AB	4,676	66,361
Boliden AB	13,042	211,867
Castellum AB	15,010	228,636
Electrolux AB Series B	16,790	444,649
Elekta AB Class B(a)	13,044	128,750
Getinge AB Class B	7,971	201,365
Hexagon AB Class B	6,235	198,077
Husqvarna AB Class B	27,446	194,563
ICA Gruppen AB(a)	10,243	335,209
Intrum Justitia AB	2,300	64,899
Investment AB Latour Class B	10,907	288,245
JM AB	2,631	84,240
Lundbergforetagen AB Class B	6,054	242,634
Meda AB Class A	10,630	149,531
Modern Times Group AB Class B	1,274	40,402
NCC AB Class B	2,091	69,503
Saab AB Class B	5,758	141,705
Securitas AB Class B	21,008	233,587
Skanska AB Class B	26,823	555,557
SKF AB Class B	19,022	397,677
Swedish Match AB	9,821	318,811
Tele2 AB Class B	17,877	216,134
Trelleborg AB Class B	8,712	151,195
Volvo AB Class A(a)	28,484	315,725
Wallenstam AB Class B	6,488	98,377

Total Sweden		6,483,957
Switzerland – 3.4%
Actelion Ltd. Registered Shares*	2,799	328,967
Aryzta AG*	879	75,757
Baloise Holding AG Registered Shares	3,860	494,872
Clariant AG Registered Shares*	14,773	252,942
DKSH Holding AG(a)	1,162	86,648
EMS-Chemie Holding AG Registered Shares	789	328,028
Galenica AG Registered Shares	175	154,029
GAM Holding AG*	10,239	176,812
Geberit AG Registered Shares	1,068	345,158
Julius Baer Group Ltd.*	3,068	137,586
Lonza Group AG Registered Shares*	2,347	283,458
OC Oerlikon Corp. AG Registered Shares*	3,716	46,280
Panalpina Welttransport Holding AG Registered Shares(a)	1,170	147,061
Partners Group Holding AG	1,827	480,890
Schindler Holding AG Participating Shares	1,866	253,096
Schindler Holding AG Registered Shares	1,853	247,067
Sonova Holding AG Registered Shares	1,279	204,265

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

STMicroelectronics N.V.(a)	52,834	$409,466
Straumann Holding AG Registered Shares(a)	690	156,414
Sulzer AG Registered Shares	1,307	160,725
Swiss Life Holding AG Registered Shares*	672	160,492

Total Switzerland		4,930,013
United Kingdom – 16.8%
Aberdeen Asset Management PLC	85,281	553,705
Admiral Group PLC	15,473	321,828
Aggreko PLC	6,404	160,711
AMEC PLC	16,050	287,255
Amlin PLC	38,273	269,281
Ashmore Group PLC(a)	50,529	252,299
Ashtead Group PLC	6,653	112,493
Babcock International Group PLC	11,883	210,364
Balfour Beatty PLC	62,888	192,279
Barratt Developments PLC	19,777	126,996
BBA Aviation PLC	13,728	72,329
Bellway PLC	4,284	108,828
Berendsen PLC	3,601	57,210
Berkeley Group Holdings PLC	12,652	461,493
Booker Group PLC	42,781	84,751
British Land Co. PLC (The)	53,126	605,030
Britvic PLC	7,435	80,516
Bunzl PLC	10,651	277,997
Burberry Group PLC	12,869	315,234
Capita PLC	27,818	524,931
Carillion PLC	30,079	148,531
Carnival PLC	9,057	361,783
Close Brothers Group PLC	4,395	101,958
Cobham PLC	54,890	259,035
Croda International PLC	4,888	162,683
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	24,245	301,075
Derwent London PLC	2,105	93,196
Direct Line Insurance Group PLC	101,401	483,624
Dixons Carphone PLC	9,406	55,855
Drax Group PLC(a)	23,178	242,923
DS Smith PLC	33,023	142,564
easyJet PLC(a)	11,794	272,075
Essentra PLC	3,700	47,836
Evraz PLC	93,143	196,298
Fresnillo PLC(a)	10,271	126,546
G4S PLC	82,452	335,103
GKN PLC	64,282	332,641
Greene King PLC	7,524	95,751
Halma PLC	12,932	128,304
Hammerson PLC	32,727	304,803
Hargreaves Lansdown PLC	21,743	333,100
Hikma Pharmaceuticals PLC	2,846	79,957
Home Retail Group PLC	18,131	49,057
ICAP PLC(a)	46,695	293,185
IG Group Holdings PLC	33,903	326,748
IMI PLC	12,907	257,367
Investments	Shares	Value

Inchcape PLC	22,666	$236,638
Inmarsat PLC	30,787	349,872
InterContinental Hotels Group PLC	7,458	287,634
Intertek Group PLC	3,341	141,960
Intu Properties PLC	66,443	347,593
Investec PLC	46,147	389,018
ITV PLC	117,262	395,026
J Sainsbury PLC(a)	163,483	666,552
Jardine Lloyd Thompson Group PLC	12,037	189,869
John Wood Group PLC	9,747	120,011
Johnson Matthey PLC	6,745	319,183
Jupiter Fund Management PLC	18,921	109,076
London Stock Exchange Group PLC	16,816	509,240
Man Group PLC	163,952	315,760
Marks & Spencer Group PLC	95,147	624,086
Meggitt PLC	27,607	201,935
Melrose Industries PLC	42,182	169,386
Millennium & Copthorne Hotels PLC	17,146	158,578
Mondi PLC	18,715	306,736
Pennon Group PLC	20,535	263,326
Persimmon PLC*	22,542	487,497
Premier Oil PLC	12,501	67,486
PZ Cussons PLC	14,555	86,290
Rentokil Initial PLC	53,373	101,927
Rexam PLC	33,543	267,432
Rightmove PLC	3,499	122,070
Rotork PLC	2,069	92,743
Sage Group PLC (The)	63,252	374,685
Schroders PLC	7,427	287,883
Segro PLC	63,032	371,031
Serco Group PLC(a)	25,244	117,084
Severn Trent PLC	15,956	485,525
Smiths Group PLC	16,732	342,861
Spectris PLC	3,087	90,481
Spirax-Sarco Engineering PLC	1,411	64,643
Stagecoach Group PLC	32,307	193,157
TalkTalk Telecom Group PLC	50,678	245,648
Tate & Lyle PLC	30,606	293,484
Taylor Wimpey PLC	28,934	52,910
Travis Perkins PLC	6,495	175,209
TUI Travel PLC(a)	73,106	461,145
Tullow Oil PLC	19,883	207,744
United Utilities Group PLC	51,992	681,038
Vedanta Resources PLC	6,446	104,343
Victrex PLC	2,210	57,539
Weir Group PLC (The)	6,505	263,850
Whitbread PLC	6,455	434,696
William Hill PLC	49,964	299,535
WM Morrison Supermarkets PLC(a)	263,037	717,669

Total United Kingdom		24,256,612
TOTAL COMMON STOCKS (Cost: $123,435,022)		144,080,599

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2014

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Australia Dividend Fund(c)	77	$4,298
WisdomTree Japan Hedged Equity Fund(a)(c)	85	4,447
TOTAL EXCHANGE-TRADED FUNDS (Cost: $8,538)		8,745
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 24.5%
United States – 24.5%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d)
(Cost: $35,441,898)(e)	35,441,898	35,441,898
TOTAL INVESTMENTS IN SECURITIES – 124.0% (Cost: $158,885,458)		179,531,242
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (24.0)%		(34,735,042)

NET ASSETS – 100.0%		$144,796,200
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(e)

At September 30, 2014, the total market value of the Fund’s securities on loan was $34,957,976 and the total market value of the collateral held by the Fund was $36,820,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,378,751.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 18.6%
Acrux Ltd.(a)	510,180	$687,507
Adelaide Brighton Ltd.	1,452,622	4,080,285
Ainsworth Game Technology Ltd.(a)	233,089	618,012
Altium Ltd.	211,445	553,225
Amalgamated Holdings Ltd.	253,003	2,114,277
Amcom Telecommunications Ltd.	330,800	552,881
AP Eagers Ltd.	224,058	1,086,183
ARB Corp., Ltd.(a)	85,594	939,234
Arrium Ltd.(a)	4,629,017	1,478,477
Atlas Iron Ltd.(a)	1,325,850	487,278
Austbrokers Holdings Ltd.	118,143	1,044,148
Austin Engineering Ltd.(a)	577,460	588,682
Australian Pharmaceutical Industries Ltd.	1,935,341	1,143,126
Automotive Holdings Group Ltd.(a)	652,365	2,152,112
BC Iron Ltd.(a)	318,147	449,607
Beach Energy Ltd.	918,043	1,132,700
Bradken Ltd.(a)	738,428	2,746,186
Breville Group Ltd.(a)	177,424	1,088,337
Brickworks Ltd.	199,402	2,348,591
BT Investment Management Ltd.	539,701	2,904,432
Cabcharge Australia Ltd.(a)	482,208	2,303,880
Cardno Ltd.(a)	388,633	2,050,642
carsales.com Ltd.(a)	284,204	2,452,110
Cash Converters International Ltd.(a)	725,525	685,660
Cedar Woods Properties Ltd.	340,544	2,193,228
Chandler Macleod Group Ltd.	2,468,444	831,604
Collins Foods Ltd.	308,005	614,505
Corporate Travel Management Ltd.	93,700	598,543
CSG Ltd.(a)	876,426	966,315
CSR Ltd.	438,158	1,276,756
Domino’s Pizza Enterprises Ltd.(a)	72,246	1,658,231
Downer EDI Ltd.	828,867	3,198,573
DuluxGroup Ltd.	623,102	3,031,564
Echo Entertainment Group Ltd.(a)	843,595	2,421,256
Fairfax Media Ltd.	3,710,319	2,516,203
G8 Education Ltd.(a)	429,609	1,924,758
Goodman Fielder Ltd.	3,429,953	1,875,862
GrainCorp Ltd. Class A(a)	509,994	3,815,610
Greencross Ltd.(a)	23,370	200,409
GUD Holdings Ltd.(a)	356,145	2,106,718
Hills Ltd.	466,609	541,006
iiNET Ltd.	195,501	1,392,535
Invocare Ltd.(a)	172,418	1,653,583
IOOF Holdings Ltd.(a)	720,228	5,382,211
Iress Ltd.	320,403	2,786,864
JB Hi-Fi Ltd.(a)	172,534	2,325,028
M2 Group Ltd.(a)	236,055	1,571,921
Macquarie Atlas Roads Group(a)	276,851	697,704
Magellan Financial Group Ltd.(a)	170,323	1,882,389
McMillan Shakespeare Ltd.(a)	151,883	1,374,240
Mermaid Marine Australia Ltd.(a)	437,391	738,686
Metcash Ltd.(a)	3,591,922	8,266,382
Investments	Shares	Value

Mineral Resources Ltd.(a)	536,714	$4,085,968
MMG Ltd.	6,744,000	2,362,324
Monadelphous Group Ltd.(a)	358,544	4,003,372
Mortgage Choice Ltd.	317,837	703,652
Mount Gibson Iron Ltd.	299,425	142,796
Myer Holdings Ltd.(a)	2,241,474	3,844,347
MyState Ltd.	256,554	1,014,729
NIB Holdings Ltd.	992,573	2,527,483
Northern Star Resources Ltd.	834,847	909,513
NRW Holdings Ltd.	1,223,423	920,678
Nufarm Ltd.	264,998	1,143,200
OrotonGroup Ltd.	330,829	1,244,815
OZ Minerals Ltd.(a)	621,855	2,111,318
Pacific Brands Ltd.(a)	2,801,516	1,188,961
PanAust Ltd.	669,735	1,142,800
Perpetual Ltd.	68,886	2,663,112
Premier Investments Ltd.	282,352	2,537,430
Primary Health Care Ltd.	1,034,265	3,954,996
Prime Media Group Ltd.	1,853,438	1,492,103
Programmed Maintenance Services Ltd.	376,076	908,275
Qube Holdings Ltd.	1,105,206	2,417,776
RCR Tomlinson Ltd.	281,384	790,382
Reckon Ltd.(a)	443,701	776,521
Regis Resources Ltd.(a)	2,118,692	2,882,910
Reject Shop Ltd. (The)(a)	107,462	843,490
Retail Food Group Ltd.(a)	324,330	1,401,996
Royal Wolf Holdings Ltd.	161,438	473,242
SAI Global Ltd.	318,314	1,128,090
Seven Group Holdings Ltd.	708,522	4,191,147
Seven West Media Ltd.	3,083,995	4,344,826
Sigma Pharmaceuticals Ltd.	3,098,708	2,142,104
Skilled Group Ltd.	545,140	1,073,306
Slater & Gordon Ltd.(a)	173,651	932,993
Southern Cross Media Group Ltd.(a)	2,858,848	2,489,126
STW Communications Group Ltd.	1,410,478	1,481,086
Sunland Group Ltd.	388,628	617,225
Super Retail Group Ltd.(a)	445,970	3,242,944
Tabcorp Holdings Ltd.(a)	1,449,311	4,578,272
Tassal Group Ltd.	190,435	613,236
Treasury Group Ltd.	84,697	737,435
UXC Ltd.	624,576	500,080
Village Roadshow Ltd.	251,521	1,558,261
Virtus Health Ltd.(a)	91,982	625,398
Wotif.com Holdings Ltd.(a)	251,944	683,437

Total Australia		172,957,411
Austria – 0.9%
ams AG	40,583	1,543,895
Austria Technologie & Systemtechnik AG	45,018	520,351
CAT Oil AG	32,366	616,975
EVN AG	131,427	1,681,005
Lenzing AG(a)	26,302	1,628,074
POLYTEC Holding AG	56,936	458,878
RHI AG	32,604	899,112

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

S IMMO AG*	96,774	$753,058
Wienerberger AG(a)	31,845	410,328

Total Austria		8,511,676
Belgium – 1.6%
Arseus N.V.	20,070	973,065
Barco N.V.	11,488	830,389
Cie Maritime Belge S.A.	13,352	278,726
Cofinimmo S.A.	34,186	3,873,736
D’ieteren S.A./N.V.	44,505	1,727,669
EVS Broadcast Equipment S.A.(a)	29,144	1,016,862
Exmar N.V.	127,275	1,959,106
Melexis N.V.	38,432	1,752,384
N.V. Bekaert S.A.(a)	65,369	2,180,456
Recticel S.A.	61,216	474,426

Total Belgium		15,066,819
China – 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	411,692	554,571
BYD Electronic International Co., Ltd.	572,782	663,873
China Overseas Grand Oceans Group Ltd.(a)	1,517,000	859,590
CITIC Telecom International Holdings Ltd.	3,396,822	1,272,971
Dah Chong Hong Holdings Ltd.(a)	3,325,000	1,922,609
Goldpac Group Ltd.(a)	246,922	219,413
Poly Property Group Co., Ltd.(a)	9,202,129	3,531,486
Shenzhen Investment Ltd.	13,292,000	3,731,640
Shougang Fushan Resources Group Ltd.(a)	8,704,000	1,950,388
SinoMedia Holding Ltd.	995,904	606,641
Yuexiu Property Co., Ltd.(a)	21,182,000	3,764,428

Total China		19,077,610
Denmark – 0.5%
DFDS A/S	14,506	1,142,224
NKT Holding A/S	24,269	1,338,508
Schouw & Co.	20,995	858,655
SimCorp A/S	29,676	871,239
Spar Nord Bank A/S	47,266	477,256

Total Denmark		4,687,882
Finland – 2.4%
Amer Sports Oyj	107,450	2,159,563
Caverion Corp.	102,266	781,585
Citycon Oyj	325,113	1,088,352
F-Secure Oyj	186,261	585,883
Kemira Oyj	249,829	3,297,983
Konecranes Oyj	100,301	2,698,821
Lassila & Tikanoja Oyj	62,220	1,050,088
Metsa Board Oyj(a)	218,329	970,831
PKC Group Oyj	33,891	685,433
Raisio Oyj Class V	103,424	499,084
Ramirent Oyj	187,474	1,475,429
Stockmann Oyj Abp Class B(a)	62,292	679,491
Technopolis Oyj	168,623	856,312
Tieto Oyj	110,012	2,779,453
Tikkurila Oyj	53,846	1,123,706
Investments	Shares	Value

Uponor Oyj(a)	61,200	$824,134
YIT Oyj(a)	121,552	938,194

Total Finland		22,494,342
France – 1.4%
ALBIOMA	40,966	1,003,956
Alten S.A.	26,935	1,155,340
Altran Technologies S.A.	99,094	1,022,725
Bourbon S.A.	99,892	2,708,006
Derichebourg S.A.	148,304	393,050
IPSOS	39,870	1,017,640
Lectra	46,783	478,699
Nexity S.A.	106,260	3,924,300
Saft Groupe S.A.	32,360	1,101,274

Total France		12,804,990
Germany – 2.6%
Aurelius AG	43,438	1,552,907
Aurubis AG(a)	37,258	1,843,111
BayWa AG(a)	18,842	812,130
Bechtle AG	17,561	1,344,125
CompuGroup Medical AG	37,599	900,542
Drillisch AG(a)	137,586	4,640,607
Gerresheimer AG	19,225	1,248,785
Gerry Weber International AG(a)	27,679	1,093,196
Hamburger Hafen und Logistik AG(a)	68,681	1,641,089
Indus Holding AG	25,424	1,236,178
Jenoptik AG	35,096	394,803
MLP AG	188,937	1,054,942
NORMA Group SE	20,493	857,403
Sixt SE	40,159	1,290,339
Takkt AG	55,470	946,679
Vossloh AG	6,677	453,198
Wacker Neuson SE	51,781	990,997
Wincor Nixdorf AG	34,116	1,748,016

Total Germany		24,049,047
Hong Kong – 1.9%
China Power International Development Ltd.(a)	15,572,814	7,219,756
Dah Sing Banking Group Ltd.(a)	1,586,400	2,831,580
Dah Sing Financial Holdings Ltd.	371,829	2,260,155
Emperor Watch & Jewellery Ltd.	4,000,000	182,870
Kowloon Development Co., Ltd.	1,804,000	2,088,571
Lippo China Resources Ltd.	6,540,000	256,880
Liu Chong Hing Investment Ltd.	506,000	627,523
Vitasoy International Holdings Ltd.	757,364	964,615
Welling Holding Ltd.	3,167,518	742,409

Total Hong Kong		17,174,359
Ireland – 0.9%
C&C Group PLC	349,220	1,855,927
FBD Holdings PLC	28,452	526,550
Grafton Group PLC	140,978	1,430,701
Greencore Group PLC	433,212	1,643,386
Irish Continental Group PLC	288,971	1,007,518

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Origin Enterprises PLC	91,164	$886,755
UDG Healthcare PLC	181,584	973,792

Total Ireland		8,324,629
Israel – 3.2%
B Communications Ltd.	46,102	885,629
Delek Automotive Systems Ltd.	320,691	3,481,514
First International Bank of Israel Ltd.	182,375	2,789,206
Fox Wizel Ltd.	23,687	599,295
Gazit-Globe Ltd.	254,924	3,179,199
Harel Insurance Investments & Financial Services Ltd.	574,783	3,107,525
Ituran Location and Control Ltd.	45,234	951,455
Jerusalem Economy Ltd.	120,878	963,546
Magic Software Enterprises Ltd.	72,624	498,680
Matrix IT Ltd.	173,143	938,436
Migdal Insurance & Financial Holding Ltd.	2,489,459	3,636,387
NICE-Systems Ltd.	36,853	1,492,324
Ormat Industries	78,791	554,499
Phoenix Holdings Ltd. (The)	596,539	1,918,574
Shikun & Binui Ltd.	997,005	2,481,351
Shufersal Ltd.	472,610	1,336,571
Strauss Group Ltd.	73,237	1,349,652

Total Israel		30,163,843
Italy – 2.3%
Astaldi SpA	102,620	781,697
ASTM SpA	67,901	912,656
Banca IFIS SpA	83,416	1,654,391
Cairo Communication SpA	216,249	1,516,130
Danieli & C. Officine Meccaniche SpA	30,689	790,865
Datalogic SpA	52,930	549,621
DiaSorin SpA	36,571	1,373,014
ERG SpA	233,922	2,882,621
Falck Renewables SpA	241,743	324,621
Immobiliare Grande Distribuzione(a)	1,197,473	1,005,951
Industria Macchine Automatiche SpA	53,320	1,771,475
Interpump Group SpA	85,601	1,074,326
Iren SpA	1,518,302	1,910,323
MARR SpA(a)	123,597	1,920,447
Societa Cattolica di Assicurazioni SCRL(a)	65,525	1,143,115
Trevi Finanziaria Industriale SpA(a)	43,580	309,119
Vittoria Assicurazioni SpA	65,464	794,722
Zignago Vetro SpA	119,274	812,880

Total Italy		21,527,974
Japan – 27.6%
77 Bank Ltd. (The)	274,000	1,443,749
Accordia Golf Co., Ltd.(a)	121,800	1,279,125
Achilles Corp.	262,000	367,820
ADEKA Corp.(a)	81,000	1,067,004
Advantest Corp.(a)	71,400	920,366
Aeon Delight Co., Ltd.(a)	36,300	883,219
Ai Holdings Corp.	36,500	738,352
Aica Kogyo Co., Ltd.(a)	34,600	735,560
Aichi Steel Corp.(a)	280,940	1,032,124
Aida Engineering Ltd.	57,800	587,511
Investments	Shares	Value

Airport Facilities Co., Ltd.(a)	87,500	$598,250
Akebono Brake Industry Co., Ltd.(a)	99,100	418,281
Akita Bank Ltd. (The)(a)	244,000	680,651
Amano Corp.	67,000	715,839
Anritsu Corp.(a)	72,165	550,637
Aoyama Trading Co., Ltd.	57,400	1,336,952
Arcs Co., Ltd.	31,500	658,745
Ariake Japan Co., Ltd.	25,200	564,671
Asahi Diamond Industrial Co., Ltd.	55,500	803,446
Asatsu-DK, Inc.(a)	68,400	1,715,378
Ashikaga Holdings Co., Ltd.	35,700	132,457
ASKUL Corp.(a)	20,388	427,480
Autobacs Seven Co., Ltd.(a)	74,400	1,156,406
Avex Group Holdings, Inc.(a)	44,500	674,630
Azbil Corp.(a)	60,200	1,475,708
Bank of Iwate Ltd. (The)	13,400	591,239
Bank of Nagoya Ltd. (The)(a)	196,000	748,658
Bank of Saga Ltd. (The)	424,764	975,801
Bank of the Ryukyus Ltd.(a)	53,000	837,313
Belc Co., Ltd.	13,600	373,800
Belluna Co., Ltd.(a)	126,000	553,644
Broadleaf Co., Ltd.	22,100	355,792
Calsonic Kansei Corp.(a)	202,000	1,099,357
Cawachi Ltd.	38,600	660,840
Central Glass Co., Ltd.(a)	219,000	774,621
Chiyoda Co., Ltd.	30,200	610,360
Cosmo Oil Co., Ltd.	313,000	527,873
Dai-Dan Co., Ltd.	57,258	325,712
Daibiru Corp.	65,200	748,319
Daido Steel Co., Ltd.(a)	204,000	812,690
Daifuku Co., Ltd.	49,500	581,663
Daiichi Jitsugyo Co., Ltd.(a)	52,442	293,536
Daiichikosho Co., Ltd.(a)	26,700	717,793
Daiken Corp.(a)	233,000	609,608
Daikoku Denki Co., Ltd.(a)	36,400	640,762
Daikyo, Inc.(a)	313,000	584,940
Dainippon Screen Manufacturing Co., Ltd.(a)	62,000	315,384
Daio Paper Corp.(a)	48,000	406,947
Daisan Bank Ltd. (The)	322,000	537,180
Daishi Bank Ltd. (The)(a)	274,000	956,671
Daiwabo Holdings Co., Ltd.	374,000	722,804
DCM Holdings Co., Ltd.	130,800	896,683
Dena Co., Ltd.(a)	124,000	1,576,918
Denki Kagaku Kogyo K.K.(a)	382,000	1,250,175
DIC Corp.	554,000	1,242,390
Doshisha Co., Ltd.	31,300	537,289
Doutor Nichires Holdings Co., Ltd.	38,900	616,329
Dunlop Sports Co., Ltd.	52,349	604,642
Duskin Co., Ltd.(a)	48,400	791,114
Dynam Japan Holdings Co., Ltd.	760,651	1,988,540
Earth Chemical Co., Ltd.	25,500	927,526
EDION Corp.(a)	83,900	530,040
Ehime Bank Ltd. (The)	371,000	828,616
Eighteenth Bank Ltd. (The)(a)	350,000	969,962

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Endo Lighting Corp.(a)	32,400	$377,771
Exedy Corp.	36,700	929,084
Ezaki Glico Co., Ltd.(a)	25,000	863,759
FCC Co., Ltd.(a)	58,551	951,697
Foster Electric Co., Ltd.(a)	47,585	684,526
Fudo Tetra Corp.	128,800	326,418
Fuji Corp., Ltd.(a)	131,700	734,768
Fuji Seal International, Inc.(a)	9,800	307,772
Fuji Soft, Inc.	14,000	341,018
Fujibo Holdings, Inc.	99,000	290,606
Fujikura Ltd.(a)	141,000	678,682
Fujimi, Inc.	50,041	708,908
Fujitec Co., Ltd.(a)	40,000	435,754
Fujitsu General Ltd.	42,000	515,356
Fukui Bank Ltd. (The)	255,000	611,377
Fukuyama Transporting Co., Ltd.(a)	136,000	678,171
Funai Soken Holdings, Inc.(a)	79,500	733,434
Furukawa Co., Ltd.(a)	114,000	235,909
Furukawa Electric Co., Ltd.(a)	95,000	190,528
Geo Holdings Corp.(a)	98,000	844,250
Glory Ltd.(a)	33,700	950,832
GMO Internet, Inc.(a)	63,224	549,849
Gree, Inc.(a)	80,600	549,604
GS Yuasa Corp.(a)	169,000	984,466
Gulliver International Co., Ltd.(a)	54,540	463,885
H2O Retailing Corp.(a)	9,500	159,005
Hakuto Co., Ltd.	71,294	719,472
Hanwa Co., Ltd.	243,000	908,246
Haseko Corp.	39,200	302,679
Hazama Ando Corp.	38,900	248,943
Heiwa Corp.	77,100	1,524,499
Heiwa Real Estate Co., Ltd.	42,500	669,493
Heiwado Co., Ltd.	58,500	982,866
Higashi-Nippon Bank Ltd. (The)	331,000	838,853
Hitachi Koki Co., Ltd.(a)	118,800	1,033,185
Hitachi Kokusai Electric, Inc.(a)	57,000	803,337
Hitachi Transport System Ltd.(a)	51,000	658,334
Hogy Medical Co., Ltd.	16,900	895,109
Hokuetsu Bank Ltd. (The)(a)	358,000	685,355
Hokuetsu Kishu Paper Co., Ltd.(a)	164,500	674,826
Horiba Ltd.(a)	22,200	807,493
Hyakujushi Bank Ltd. (The)	259,000	828,743
Ichiyoshi Securities Co., Ltd.(a)	69,497	832,481
Idec Corp.	57,200	477,644
Iino Kaiun Kaisha Ltd.	85,075	485,500
Inaba Denki Sangyo Co., Ltd.	31,600	1,062,984
Inabata & Co., Ltd.(a)	68,300	688,012
Iseki & Co., Ltd.(a)	262,000	642,491
IT Holdings Corp.(a)	41,700	729,498
Ito En Ltd.(a)	50,300	1,061,530
Itochu Enex Co., Ltd.	148,200	955,170
Itochu Techno-Solutions Corp.	45,700	1,920,571
Itoham Foods, Inc.	86,000	412,380
Iwatani Corp.(a)	177,000	1,226,309
Investments	Shares	Value

Izumi Co., Ltd.(a)	25,700	$873,887
J-Oil Mills, Inc.	218,000	719,413
Japan Aviation Electronics Industry Ltd.	20,000	455,809
Japan Pulp & Paper Co., Ltd.	233,000	700,944
Japan Steel Works Ltd. (The)(a)	276,000	1,107,070
Japan Vilene Co., Ltd.	81,000	446,739
Japan Wool Textile Co., Ltd. (The)	92,000	635,726
Jowa Holdings Co., Ltd.(a)	26,100	897,005
Juroku Bank Ltd. (The)	272,000	1,019,117
K’s Holdings Corp.(a)	30,500	907,813
kabu.com Securities Co., Ltd.(a)	230,600	1,126,775
Kaga Electronics Co., Ltd.(a)	54,800	632,951
Kagome Co., Ltd.(a)	36,100	570,979
Kagoshima Bank Ltd. (The)(a)	125,000	794,248
Kaken Pharmaceutical Co., Ltd.(a)	60,000	1,353,754
Kamigumi Co., Ltd.	95,000	898,947
Kandenko Co., Ltd.	143,000	722,202
Kanematsu Corp.	228,000	365,814
Kansai Urban Banking Corp.	73,378	839,504
Kato Sangyo Co., Ltd.	32,000	671,243
Kato Works Co., Ltd.	47,000	358,622
Kawasaki Kisen Kaisha Ltd.(a)	623,000	1,323,296
Keihin Corp.(a)	51,600	681,603
Kewpie Corp.(a)	61,400	1,036,627
Kitz Corp.(a)	89,000	443,803
Kiyo Bank Ltd. (The)	79,891	1,139,063
Koa Corp.	35,900	378,653
Koei Tecmo Holdings Co., Ltd.	63,400	1,023,000
Kokuyo Co., Ltd.	99,900	805,065
Komeri Co., Ltd.(a)	26,700	606,802
Konaka Co., Ltd.	30,100	181,102
Kose Corp.	29,600	1,257,450
Kurabo Industries Ltd.	329,000	557,856
Kureha Corp.(a)	190,000	935,321
KYB Co., Ltd.	195,000	878,162
Kyodo Printing Co., Ltd.(a)	71,000	253,722
Kyokuto Securities Co., Ltd.	73,400	1,201,085
KYORIN Holdings, Inc.(a)	67,900	1,377,870
Kyoritsu Printing Co., Ltd.	202,300	547,729
Kyowa Exeo Corp.	67,300	874,265
Lintec Corp.(a)	53,030	1,121,077
Lion Corp.	224,000	1,204,795
Maeda Corp.	34,000	272,446
Maeda Road Construction Co., Ltd.	42,000	653,193
Makino Milling Machine Co., Ltd.(a)	61,000	450,987
Mandom Corp.(a)	16,630	573,814
Mars Engineering Corp.	41,100	726,495
Matsumotokiyoshi Holdings Co., Ltd.	30,400	896,522
Meidensha Corp.	90,000	354,437
Meitec Corp.(a)	38,100	1,132,285
Melco Holdings, Inc.	22,500	429,919
Mie Bank Ltd. (The)	380,056	883,489
Minato Bank Ltd. (The)	377,787	743,899
MISUMI Group, Inc.	33,064	997,692

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Mitsubishi Steel Manufacturing Co., Ltd.	215,553	$479,465
Mitsui Engineering & Shipbuilding Co., Ltd.	361,000	812,863
Mitsui Matsushima Co., Ltd.(a)	129,000	162,286
Mitsui Mining & Smelting Co., Ltd.	266,000	708,072
Mitsuuroko Group Holdings Co., Ltd.	88,281	439,413
Miura Co., Ltd.(a)	80,400	945,494
Miyazaki Bank Ltd. (The)	211,000	648,225
Mizuno Corp.(a)	60,000	317,790
Mochida Pharmaceutical Co., Ltd.(a)	13,400	903,961
Modec, Inc.(a)	33,359	873,699
Monex Group, Inc.(a)	240,038	625,834
Morinaga Milk Industry Co., Ltd.	479,000	1,541,429
MOS Food Services, Inc.(a)	12,200	243,455
Musashi Seimitsu Industry Co., Ltd.(a)	23,100	457,809
Musashino Bank Ltd. (The)	26,000	862,756
Nachi-Fujikoshi Corp.	55,000	402,115
Nagaileben Co., Ltd.	32,000	620,192
Nagase & Co., Ltd.(a)	73,100	888,302
Nagatanien Co., Ltd.	9,000	88,281
Nakanishi, Inc.	6,000	220,976
Nanto Bank Ltd. (The)	206,000	831,925
NEC Networks & System Integration Corp.	31,900	720,618
NET One Systems Co., Ltd.(a)	22,400	129,260
Neturen Co., Ltd.(a)	107,400	795,991
NHK Spring Co., Ltd.	156,148	1,530,235
Nichias Corp.	83,000	548,566
Nichicon Corp.	77,702	558,177
Nichiha Corp.	58,400	581,897
Nichii Gakkan Co.	86,000	681,289
Nichirei Corp.	235,000	987,602
Nifco, Inc.	33,100	1,019,901
Nihon Kohden Corp.(a)	23,800	1,249,720
Nihon Parkerizing Co., Ltd.(a)	22,000	501,992
Nihon Unisys Ltd.	54,800	495,071
Nikkiso Co., Ltd.	56,955	627,728
Nippo Corp.	32,000	586,645
Nippon Coke & Engineering Co., Ltd.	130,500	135,621
Nippon Flour Mills Co., Ltd.(a)	168,194	814,176
Nippon Kayaku Co., Ltd.	87,000	1,060,386
Nippon Konpo Unyu Soko Co., Ltd.(a)	53,400	894,746
Nippon Paper Industries Co., Ltd.(a)	61,400	918,523
Nippon Road Co., Ltd. (The)	112,000	627,923
Nippon Sharyo Ltd.(a)	122,000	438,197
Nippon Shinyaku Co., Ltd.	20,000	605,315
Nippon Soda Co., Ltd.	95,000	484,981
Nippon Steel & Sumikin Bussan Corp.	146,736	565,836
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	102,157	736,644
Nippon Valqua Industries Ltd.	278,000	800,839
Nipro Corp.(a)	134,791	1,119,418
Nishi-Nippon City Bank Ltd. (The)(a)	579,000	1,546,534
Nishi-Nippon Railroad Co., Ltd.	219,000	826,528
Nishimatsu Construction Co., Ltd.(a)	215,000	972,150
Nisshinbo Holdings, Inc.(a)	66,000	554,136
Investments	Shares	Value

Nissin Kogyo Co., Ltd.(a)	46,100	$757,722
Nitta Corp.(a)	20,000	485,528
Nitto Boseki Co., Ltd.	92,000	353,927
Nitto Kogyo Corp.	28,700	575,596
NOF Corp.(a)	81,000	505,073
Noritz Corp.	39,400	695,727
North Pacific Bank Ltd.(a)	146,400	576,551
NS Solutions Corp.	36,000	1,069,876
NS United Kaiun Kaisha Ltd.	244,473	603,967
Oita Bank Ltd. (The)	138,000	519,568
Okamura Corp.(a)	47,600	360,596
Oki Electric Industry Co., Ltd.	276,000	644,113
OKUMA Corp.(a)	72,000	575,632
Okumura Corp.	170,000	991,841
OSG Corp.	51,000	883,358
Pal Co., Ltd.	27,200	738,922
Paltac Corp.	64,276	786,348
PanaHome Corp.	134,000	930,835
Pasco Corp.	98,062	378,141
Pigeon Corp.	21,300	1,205,825
Plenus Co., Ltd.	44,600	1,024,993
Pola Orbis Holdings, Inc.(a)	23,717	928,616
Relo Holdings, Inc.	10,199	703,828
Rengo Co., Ltd.(a)	80,000	359,542
Resorttrust, Inc.	58,800	1,312,742
Riken Corp.	166,728	705,244
Riken Technos Corp.	51,600	238,490
Riso Kagaku Corp.(a)	20,520	664,078
Round One Corp.	90,859	546,670
Royal Holdings Co., Ltd.	21,700	350,341
Ryobi Ltd.	179,000	522,175
Ryoden Trading Co., Ltd.	52,000	389,188
Ryosan Co., Ltd.	24,586	528,948
Saizeriya Co., Ltd.(a)	44,700	598,608
San-Ai Oil Co., Ltd.(a)	80,000	556,452
San-In Godo Bank Ltd. (The)	118,000	832,599
Sanden Corp.	84,000	497,744
Sankyo Seiko Co., Ltd.	124,000	458,945
Sankyu, Inc.	392,000	2,094,097
Sanrio Co., Ltd.(a)	77,800	2,255,381
Sanwa Holdings Corp.(a)	143,000	1,016,819
Sanyo Chemical Industries Ltd.	90,000	553,808
Sapporo Holdings Ltd.	287,000	1,104,098
Sato Holdings Corp.(a)	27,200	764,957
Seika Corp.	108,000	263,859
Seino Holdings Co., Ltd.	52,000	416,683
Senko Co., Ltd.(a)	175,000	760,974
Shiga Bank Ltd. (The)	110,000	605,679
Shinko Electric Industries Co., Ltd.(a)	88,200	644,042
Shinmaywa Industries Ltd.	24,000	218,351
Shizuoka Gas Co., Ltd.	39,700	264,196
Showa Denko K.K.(a)	1,006,000	1,320,607
SKY Perfect JSAT Holdings, Inc.	217,900	1,281,239
Sojitz Corp.	896,000	1,404,914

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Sotetsu Holdings, Inc.(a)	332,000	$1,201,550
Square Enix Holdings Co., Ltd.(a)	67,800	1,439,502
St. Marc Holdings Co., Ltd.(a)	8,200	414,130
Star Micronics Co., Ltd.	51,500	757,277
Starzen Co., Ltd.	223,000	695,255
Studio Alice Co., Ltd.	22,000	282,584
Sumitomo Bakelite Co., Ltd.(a)	238,000	932,950
Sumitomo Forestry Co., Ltd.(a)	93,100	1,001,486
Sumitomo Osaka Cement Co., Ltd.(a)	147,000	482,429
Sumitomo Warehouse Co., Ltd. (The)(a)	169,295	893,585
Tadano Ltd.	35,000	644,195
Taiyo Holdings Co., Ltd.(a)	32,859	1,046,923
Takagi Securities Co., Ltd.(a)	58,000	134,828
Takara Holdings, Inc.	99,900	760,440
Takara Standard Co., Ltd.	84,000	719,048
Takasago Thermal Engineering Co., Ltd.(a)	95,000	1,228,907
Tama Home Co., Ltd.(a)	77,800	490,794
Tamron Co., Ltd.(a)	17,700	339,978
Teijin Ltd.(a)	545,765	1,318,453
Temp Holdings Co., Ltd.(a)	8,700	264,898
TOA Corp.(a)	35,000	366,926
Toagosei Co., Ltd.	239,000	984,803
TOC Co., Ltd.(a)	85,620	553,394
Tochigi Bank Ltd. (The)	115,000	450,795
Toda Corp.	148,000	743,407
Toei Co., Ltd.	67,000	347,536
Toho Bank Ltd. (The)(a)	242,000	902,302
Toho Holdings Co., Ltd.	36,700	701,581
Toho Zinc Co., Ltd.	125,000	475,181
Tokai Carbon Co., Ltd.	230,000	637,404
Tokai Rika Co., Ltd.	69,687	1,472,578
Tokuyama Corp.(a)	116,000	381,749
Tokyo Dome Corp.	96,000	404,321
Tokyo Seimitsu Co., Ltd.(a)	23,300	391,466
Tokyo Tomin Bank Ltd. (The)(a)	48,700	585,581
Tokyotokeiba Co., Ltd.(a)	132,000	377,848
Tomen Electronics Corp.(a)	17,810	266,594
TOMONY Holdings, Inc.(a)	152,590	641,269
Toppan Forms Co., Ltd.(a)	91,800	947,332
Toshiba Machine Co., Ltd.(a)	129,000	587,994
Toshiba Plant Systems & Services Corp.	35,900	604,142
Toshiba TEC Corp.	86,000	556,634
Towa Bank Ltd. (The)	324,000	292,411
Toyo Ink SC Holdings Co., Ltd.	250,000	1,166,872
Toyo Kohan Co., Ltd.	78,000	422,371
Toyo Tire & Rubber Co., Ltd.	55,600	950,362
Toyobo Co., Ltd.	527,694	764,878
Toyota Boshoku Corp.(a)	116,780	1,224,276
Trancom Co., Ltd.	7,000	314,281
TS Tech Co., Ltd.(a)	40,200	977,011
Tsubakimoto Chain Co.	55,000	454,260
Tsugami Corp.(a)	73,247	407,985
Tsukishima Kikai Co., Ltd.(a)	31,700	353,715
UACJ Corp.(a)	325,540	1,237,524
Investments	Shares	Value

Ube Industries Ltd.(a)	978,000	$1,560,235
Union Tool Co.	14,000	384,794
Unipres Corp.(a)	24,900	487,808
United Arrows Ltd.(a)	5,600	207,010
Universal Entertainment Corp.(a)	36,600	599,573
UNY Group Holdings Co., Ltd.(a)	316,600	1,682,646
Ushio, Inc.(a)	65,000	686,175
Valor Co., Ltd.	44,300	716,425
Wacom Co., Ltd.(a)	134,300	580,320
Yachiyo Bank Ltd. (The)	14,200	449,838
YAMABIKO Corp.	5,400	218,816
Yamato Kogyo Co., Ltd.	41,013	1,368,409
Yamazen Corp.	85,600	670,317
Yokohama Reito Co., Ltd.(a)	63,600	471,949
Yuasa Trading Co., Ltd.	31,400	608,850
Zenrin Co., Ltd.(a)	38,300	453,895
Zeon Corp.(a)	96,000	978,422
ZERIA Pharmaceutical Co., Ltd.(a)	28,300	583,569

Total Japan		257,027,496
Netherlands – 0.9%
Amsterdam Commodities N.V.	41,120	927,475
BE Semiconductor Industries N.V.	87,433	1,546,296
BinckBank N.V.	167,976	1,672,526
Brunel International N.V.	32,717	749,722
Koninklijke BAM Groep N.V.(a)	141,537	418,384
Koninklijke Ten Cate N.V.	32,556	802,170
TKH Group N.V. CVA	33,114	1,065,024
USG People N.V.	59,914	712,208

Total Netherlands		7,893,805
New Zealand – 3.2%
Air New Zealand Ltd.	1,791,890	2,709,576
Ebos Group Ltd.	179,579	1,294,749
Fisher & Paykel Healthcare Corp., Ltd.(a)	837,533	3,388,110
Freightways Ltd.	245,565	976,169
Hallenstein Glasson Holdings Ltd.	222,351	556,330
Heartland New Zealand Ltd.	1,132,086	873,580
Infratil Ltd.	1,017,742	2,244,980
Kathmandu Holdings Ltd.	328,511	809,143
Mainfreight Ltd.	82,414	959,067
Metlifecare Ltd.	54,164	194,203
Nuplex Industries Ltd.	308,886	739,137
NZX Ltd.	759,770	746,175
Port of Tauranga Ltd.(a)	98,848	1,225,049
Restaurant Brands New Zealand Ltd.	272,751	714,322
Skellerup Holdings Ltd.	354,878	431,511
Sky Network Television Ltd.	728,191	3,575,807
SKYCITY Entertainment Group Ltd.(a)	1,080,481	3,073,960
Steel & Tube Holdings Ltd.	302,409	659,996
Trade Me Group Ltd.	318,742	869,552
Warehouse Group Ltd. (The)	479,349	1,143,303
Z Energy Ltd.(a)	895,367	2,763,659

Total New Zealand		29,948,378

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Norway – 3.2%
ABG Sundal Collier Holding ASA	1,178,005	$981,251
Atea ASA	289,020	3,251,208
Austevoll Seafood ASA	212,019	1,409,554
Borregaard ASA	124,255	713,870
Cermaq ASA	66,062	995,134
Fred Olsen Energy ASA(a)	248,011	4,556,506
Leroy Seafood Group ASA	78,295	3,017,090
Petroleum Geo-Services ASA(a)	213,892	1,355,401
Protector Forsikring ASA	120,326	738,133
Salmar ASA	281,053	4,966,644
Selvaag Bolig ASA	277,855	904,156
SpareBank 1 Nord Norge	164,089	983,601
SpareBank 1 SMN	163,562	1,508,863
Tomra Systems ASA	152,259	1,161,604
Veidekke ASA	187,736	1,892,633
Wilh. Wilhelmsen ASA	164,107	1,283,932

Total Norway		29,719,580
Portugal – 0.7%
CTT-Correios de Portugal S.A.	164,427	1,598,347
Mota-Engil, SGPS, S.A.	271,429	1,753,502
REN – Redes Energeticas Nacionais, SGPS, S.A.	493,270	1,663,739
Semapa-Sociedade de Investimento e Gestao	82,368	1,009,194
Teixeira Duarte S.A.(a)	135,025	146,008

Total Portugal		6,170,790
Singapore – 4.3%
Amtek Engineering Ltd.	1,193,278	589,481
Asian Pay Television Trust	5,053,000	3,268,819
Boustead Singapore Ltd.	836,000	1,157,014
Chip Eng Seng Corp., Ltd.	1,741,878	1,229,272
Courts Asia Ltd.(a)	906,660	319,922
CSE Global Ltd.	1,356,000	712,397
CWT Ltd.	757,676	995,144
Falcon Energy Group Ltd.	1,303,442	352,613
Fragrance Group Ltd.	1,670,369	294,702
GMG Global Ltd.	4,183,000	216,481
Ho Bee Land Ltd.(a)	676,000	1,065,443
Hong Fok Corp. Ltd.	819,704	623,471
Hong Leong Asia Ltd.	1,159,121	1,354,262
Hotel Properties Ltd.	358,000	1,164,981
Jaya Holdings Ltd.	4,784,508	161,322
OSIM International Ltd.(a)	1,003,000	2,068,447
OUE Ltd.(a)	1,834,797	3,064,469
Oxley Holdings Ltd.(a)	3,964,282	1,740,765
Pacific Radiance Ltd.	314,742	345,518
Pan-United Corp., Ltd.(a)	892,000	671,466
Petra Foods Ltd.	307,803	975,084
Raffles Medical Group Ltd.(a)	327,000	987,179
Religare Health Trust	1,464,532	1,090,963
Rickmers Maritime	6,246,742	1,469,476
SMRT Corp., Ltd.(a)	985,000	1,197,169
Investments	Shares	Value

Stamford Land Corp., Ltd.	2,250,000	$1,005,646
Super Group Ltd.(a)	1,443,064	1,442,724
Tat Hong Holdings Ltd.	614,000	380,350
UMS Holdings Ltd.(a)	1,657,767	740,945
United Engineers Ltd.	761,989	1,690,919
Venture Corp., Ltd.	658,944	3,932,066
Wee Hur Holdings Ltd.	3,260,199	971,439
Wing Tai Holdings Ltd.(a)	1,389,000	1,922,359
Yongnam Holdings Ltd.	1,790,393	277,972

Total Singapore		39,480,280
Spain – 0.5%
Cie Automotive S.A.	79,767	1,109,430
Duro Felguera S.A.	259,483	1,235,775
Elecnor S.A.	65,352	787,583
Faes Farma S.A.	277,079	708,791
Miquel y Costas & Miquel S.A.	15,300	477,202
Papeles y Cartones de Europa S.A.	111,334	639,924
Pescanova S.A.*†	7,082	0

Total Spain		4,958,705
Sweden – 3.7%
AddTech AB Class B	52,130	714,144
AF AB Class B	67,701	1,033,115
Atrium Ljungberg AB Class B	144,708	2,077,753
Axis Communications AB(a)	59,940	1,633,125
B&B Tools AB Class B	36,328	714,374
Betsson AB*	53,538	1,901,355
Bilia AB Class A	47,117	1,268,062
Byggmax Group AB	110,504	720,505
Clas Ohlson AB Class B	86,127	1,460,661
Duni AB	92,963	1,167,132
Fabege AB	228,935	2,917,108
Gunnebo AB	133,424	683,001
Holmen AB Class B	86,247	2,629,861
Indutrade AB	33,435	1,273,224
Kungsleden AB(a)	158,181	941,397
Loomis AB Class B	67,622	1,937,176
Mekonomen AB(a)	69,373	1,506,142
New Wave Group AB Class B	80,192	366,006
Nobia AB(a)	101,403	882,725
Nolato AB Class B	46,940	1,064,687
Peab AB	354,673	2,445,868
Proffice AB Class B	94,617	294,021
Ratos AB Class B(a)	411,356	2,981,709
Semcon AB	68,376	490,880
Svenska Cellulosa AB SCA Class A	28,361	677,904
Sweco AB Class B	73,663	1,044,898

Total Sweden		34,826,833
Switzerland – 1.9%
Ascom Holding AG Registered Shares	32,528	456,175
BKW AG(a)	52,848	1,745,007
Cembra Money Bank AG	48,005	2,738,119
Gategroup Holding AG*	20,925	450,035
Implenia AG Registered Shares*	12,783	698,349

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Kudelski S.A. Bearer Shares	31,523	$410,739
Logitech International S.A. Registered Shares(a)	213,461	2,747,850
Nobel Biocare Holding AG Registered Shares*(a)	84,424	1,497,632
Schweizerische National-Versicherungs-Gesellschaft AG Registered Shares(a)	22,058	1,925,314
Tecan Group AG Registered Shares(a)	6,177	649,700
Valiant Holding AG Registered Shares	17,023	1,355,783
Vontobel Holding AG Registered Shares(a)	88,912	3,224,281

Total Switzerland		17,898,984
United Kingdom – 14.9%
A.G.BARR PLC	78,451	784,706
African Barrick Gold PLC	405,086	1,436,871
Al Noor Hospitals Group PLC	27,251	449,732
Alent PLC	239,726	1,274,714
Aveva Group PLC	33,488	835,509
Bank of Georgia Holdings PLC	37,896	1,510,075
Betfair Group PLC	46,441	879,362
Bloomsbury Publishing PLC	138,501	369,915
Bodycote PLC	109,754	1,189,447
Bovis Homes Group PLC	84,189	1,063,203
Brammer PLC	112,131	683,497
Brewin Dolphin Holdings PLC	252,511	1,113,454
Cable & Wireless Communications PLC	4,650,921	3,536,186
Chesnara PLC	212,911	1,225,320
Chime Communications PLC	107,491	508,836
Cineworld Group PLC	202,331	1,069,309
Communisis PLC	246,541	238,809
Computacenter PLC	137,839	1,407,784
Concentric AB	48,833	577,522
Connect Group PLC	278,696	674,324
Costain Group PLC	160,198	737,562
Countrywide PLC	108,288	792,438
Cranswick PLC	44,732	963,030
Crest Nicholson Holdings PLC	187,222	986,424
CSR PLC	65,642	806,630
Dairy Crest Group PLC	227,791	1,417,125
Darty PLC	542,536	653,053
De La Rue PLC	181,107	1,400,480
Debenhams PLC	2,409,546	2,277,335
Dechra Pharmaceuticals PLC	83,375	1,024,539
Development Securities PLC	121,042	385,587
Devro PLC	283,319	1,091,992
Diploma PLC	98,448	1,100,435
Domino Printing Sciences PLC	94,930	940,303
Domino’s Pizza Group PLC	179,612	1,653,891
E2V Technologies PLC	279,923	730,613
Electrocomponents PLC	621,278	2,246,022
Elementis PLC	282,134	1,168,610
EMIS Group PLC	61,508	741,371
esure Group PLC	480,314	1,797,929
Euromoney Institutional Investor PLC	71,345	1,173,959
Ferrexpo PLC	77,707	141,470
Investments	Shares	Value

Fidessa Group PLC	42,190	$1,566,960
Foxtons Group PLC	42,185	147,035
Galliford Try PLC	85,074	1,746,038
Genus PLC	69,815	1,278,941
Go-Ahead Group PLC	71,666	2,957,977
Greggs PLC	168,427	1,616,429
Halfords Group PLC	349,651	2,689,640
Headlam Group PLC	82,063	545,449
Helical Bar PLC	146,884	833,424
Hill & Smith Holdings PLC	121,281	1,103,009
Hilton Food Group PLC	99,130	668,531
Homeserve PLC	364,892	1,891,168
Hunting PLC	130,253	1,884,600
Interserve PLC	135,932	1,321,095
ITE Group PLC	311,896	857,043
J D Wetherspoon PLC	82,176	1,063,093
James Fisher & Sons PLC	34,214	735,480
James Halstead PLC	176,311	826,753
John Menzies PLC	74,825	690,212
Johnson Service Group PLC	382,033	365,406
Kcom Group PLC	732,241	1,121,784
Keller Group PLC	61,168	872,630
Kier Group PLC	74,250	1,980,093
Ladbrokes PLC(a)	1,928,268	4,045,059
Laird PLC	419,061	2,103,980
Lookers PLC	325,011	706,035
Low & Bonar PLC	466,577	455,726
Marshalls PLC	204,233	664,668
Marston’s PLC	914,397	2,183,538
Michael Page International PLC	269,592	1,829,488
Micro Focus International PLC	167,364	2,876,015
Mitie Group PLC	422,184	1,970,456
Moneysupermarket.com Group PLC	673,959	2,139,289
Morgan Advanced Materials PLC	301,063	1,448,587
Morgan Sindall Group PLC	70,025	931,440
N Brown Group PLC(a)	285,539	1,766,895
National Express Group PLC	641,933	2,471,591
NCC Group PLC	228,128	724,866
NMC Health PLC	78,168	604,464
Northgate PLC	60,375	473,529
Novae Group PLC	107,576	936,511
Pace PLC	129,748	627,026
Photo-Me International PLC	439,889	937,761
Polar Capital Holdings PLC	90,985	611,758
Premier Farnell PLC	619,098	1,826,644
QinetiQ Group PLC	443,542	1,614,263
Rank Group PLC	336,107	877,257
Renishaw PLC	54,181	1,431,719
Restaurant Group PLC (The)	131,396	1,389,907
Ricardo PLC	58,690	638,425
RPC Group PLC	192,194	1,741,706
RPS Group PLC	198,788	841,112
Savills PLC	95,242	944,166
Schroders PLC Non-Voting Shares	61,328	1,884,045

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2014

Investments	Shares	Value

Senior PLC	267,598	$1,163,496
Shanks Group PLC	575,357	839,466
SIG PLC	380,161	1,026,753
Spirit Pub Co. PLC	700,206	1,089,733
St. Ives PLC	203,174	657,928
St. Modwen Properties PLC	87,999	523,561
SThree PLC	170,179	966,290
Synergy Health PLC	34,186	811,912
Synthomer PLC	263,438	905,394
Ted Baker PLC	19,653	593,560
Telecity Group PLC(a)	111,612	1,353,430
Telecom Plus PLC	46,441	1,005,093
TT electronics PLC	202,861	548,388
Ultra Electronics Holdings PLC	61,600	1,768,571
Unite Group PLC (The)	84,269	579,921
UTV Media PLC	264,607	930,860
Vesuvius PLC	322,774	2,364,112
WH Smith PLC	144,613	2,538,979
WS Atkins PLC	80,312	1,714,705
Xaar PLC	21,838	133,114

Total United Kingdom		139,035,355
TOTAL COMMON STOCKS (Cost: $869,734,109)		923,800,788
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Europe SmallCap Dividend Fund(b)	1,403	73,503
WisdomTree Japan SmallCap Dividend Fund(b)	1,181	60,763
TOTAL EXCHANGE-TRADED FUNDS (Cost: $134,538)		134,266
RIGHTS – 0.1%
Australia – 0.0%
Arrium Ltd., expiring 10/8/14*	4,629,017	4,051
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14*(a)	6,990,060	108,023
Italy – 0.1%
Immobiliare Grande Distribuzione, expiring 10/17/14*	1,197,473	256,404
Portugal – 0.0%
Mota-Engil, SGPS, S.A., expiring 12/31/14*†	228,799	115,612
Sweden – 0.0%
Kungsleden AB, expiring 10/8/14*(a)	158,181	57,054
TOTAL RIGHTS (Cost: $492,889)		541,144
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 19.6%
United States – 19.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $182,833,361)(d)	182,833,361	$182,833,361
TOTAL INVESTMENTS IN SECURITIES – 119.0% (Cost: $1,053,194,897)		1,107,309,559
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (19.0)%		(176,514,542)

NET ASSETS – 100.0%		$930,795,017
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $115,612, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $173,875,228 and the total market value of the collateral held by the Fund was $184,289,664. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,456,303.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.6%
Japan – 98.6%
Auto Components – 15.6%
Aisin Seiki Co., Ltd.	717	$25,851
Bridgestone Corp.	2,541	83,901
Calsonic Kansei Corp.	745	4,055
Denso Corp.(a)	1,859	85,667
Exedy Corp.	120	3,038
FCC Co., Ltd.(a)	122	1,983
Keihin Corp.(a)	145	1,915
Koito Manufacturing Co., Ltd.	483	13,117
KYB Co., Ltd.	785	3,535
Mitsuba Corp.	143	2,496
Musashi Seimitsu Industry Co., Ltd.	101	2,002
NGK Spark Plug Co., Ltd.	689	20,256
NHK Spring Co., Ltd.	913	8,947
Nifco, Inc.	173	5,331
Nippon Seiki Co., Ltd.	189	4,290
Nissan Shatai Co., Ltd.	262	4,273
Nissin Kogyo Co., Ltd.(a)	123	2,022
NOK Corp.	428	9,817
Sanden Corp.	673	3,988
Showa Corp.	220	2,409
Stanley Electric Co., Ltd.	600	12,974
Sumitomo Electric Industries Ltd.	2,868	42,368
Sumitomo Rubber Industries Ltd.	696	9,892
Tachi-S Co., Ltd.(a)	112	1,619
Takata Corp.	119	2,699
Tokai Rika Co., Ltd.	173	3,656
Topre Corp.	179	2,544
Toyo Tire & Rubber Co., Ltd.	382	6,529
Toyoda Gosei Co., Ltd.(a)	295	5,755
Toyota Boshoku Corp.(a)	256	2,684
Toyota Industries Corp.	756	36,527
TPR Co., Ltd.	146	3,520
TS Tech Co., Ltd.	185	4,496
Unipres Corp.	110	2,155
Yokohama Rubber Co., Ltd. (The)	999	8,643

Total Auto Components		434,954
Automobiles – 31.3%
Daihatsu Motor Co., Ltd.(a)	782	12,411
Fuji Heavy Industries Ltd.(a)	2,308	76,292
Honda Motor Co., Ltd.(a)	6,469	224,096
Isuzu Motors Ltd.	2,392	33,799
Mazda Motor Corp.	2,095	52,502
Mitsubishi Motors Corp.(a)	2,821	34,229
Nissan Motor Co., Ltd.(a)	9,214	89,792
Suzuki Motor Corp.	1,567	51,933
Toyota Motor Corp.(a)	4,672	275,264
Yamaha Motor Co., Ltd.	1,075	21,021

Total Automobiles		871,339
Investments	Shares	Value

Building Products – 4.4%
Aica Kogyo Co., Ltd.	250	$5,315
Asahi Glass Co., Ltd.(a)	4,364	23,655
Bunka Shutter Co., Ltd.	348	3,099
Central Glass Co., Ltd.	714	2,525
Daikin Industries Ltd.	1,115	69,099
Nippon Sheet Glass Co., Ltd.*(a)	3,122	3,444
Nitto Boseki Co., Ltd.	937	3,605
Noritz Corp.	142	2,507
Sanwa Holdings Corp.	850	6,044
Takasago Thermal Engineering Co., Ltd.	280	3,622

Total Building Products		122,915
Chemicals – 1.5%
Kansai Paint Co., Ltd.(a)	1,063	15,873
Nippon Paint Co., Ltd.	941	21,146
Toyo Ink SC Holdings Co., Ltd.	782	3,650

Total Chemicals		40,669
Construction & Engineering – 2.6%
Chiyoda Corp.	635	7,010
Chudenko Corp.	147	2,405
COMSYS Holdings Corp.	476	8,206
JGC Corp.	999	27,267
Kandenko Co., Ltd.	503	2,540
Kinden Corp.	400	4,113
Kyowa Exeo Corp.	369	4,794
Kyudenko Corp.	200	2,363
Mirait Holdings Corp.	296	3,430
Nippon Densetsu Kogyo Co., Ltd.	201	3,219
Taikisha Ltd.	121	2,706
Toshiba Plant Systems & Services Corp.	126	2,120
Toyo Engineering Corp.	739	3,166

Total Construction & Engineering		73,339
Electrical Equipment – 7.6%
Fuji Electric Co., Ltd.	2,198	10,640
Fujikura Ltd.	1,232	5,930
Furukawa Electric Co., Ltd.(a)	2,977	5,970
GS Yuasa Corp.(a)	1,490	8,679
Mabuchi Motor Co., Ltd.	105	9,151
Mitsubishi Electric Corp.	7,629	101,574
Nidec Corp.	925	62,569
Ushio, Inc.	535	5,648

Total Electrical Equipment		210,161
Machinery – 28.5%
Aida Engineering Ltd.	262	2,663
Amada Co., Ltd.(a)	1,483	14,128
Asahi Diamond Industrial Co., Ltd.	249	3,605
CKD Corp.(a)	300	2,724
Daifuku Co., Ltd.	438	5,147
DMG Mori Seiki Co., Ltd.	400	5,127
Ebara Corp.(a)	1,633	9,781
FANUC Corp.	693	125,150
Fujitec Co., Ltd.	340	3,704

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2014

Investments	Shares	Value

Furukawa Co., Ltd.	1,296	$2,682
Glory Ltd.	273	7,703
Hino Motors Ltd.(a)	1,100	15,383
Hitachi Construction Machinery Co., Ltd.(a)	358	7,206
Hitachi Zosen Corp.(a)	553	3,262
Hoshizaki Electric Co., Ltd.	221	10,315
IHI Corp.(a)	5,561	28,795
Iseki & Co., Ltd.	767	1,881
Japan Steel Works Ltd. (The)(a)	1,438	5,768
JTEKT Corp.	877	14,663
Kawasaki Heavy Industries Ltd.(a)	5,974	23,853
Kitz Corp.	398	1,985
Komatsu Ltd.	3,452	79,821
Komori Corp.(a)	243	2,951
Kubota Corp.(a)	4,124	65,134
Kurita Water Industries Ltd.(a)	400	8,923
Kyokuto Kaihatsu Kogyo Co., Ltd.	148	2,142
Makino Milling Machine Co., Ltd.	510	3,770
Makita Corp.(a)	510	28,825
Meidensha Corp.	820	3,229
Minebea Co., Ltd.	1,349	18,397
Mitsubishi Heavy Industries Ltd.	12,079	77,697
Mitsui Engineering & Shipbuilding Co., Ltd.	2,602	5,859
Miura Co., Ltd.	403	4,739
Nabtesco Corp.(a)	460	11,025
Nachi-Fujikoshi Corp.	775	5,666
NGK Insulators Ltd.	1,053	25,073
NSK Ltd.(a)	1,675	23,836
NTN Corp.(a)	1,870	8,438
OKUMA Corp.	524	4,189
OSG Corp.	333	5,768
Shibuya Kogyo Co., Ltd.	92	2,470
Shinmaywa Industries Ltd.	328	2,984
SMC Corp.	236	65,080
Sodick Co., Ltd.	179	1,970
Star Micronics Co., Ltd.	149	2,191
Sumitomo Heavy Industries Ltd.	2,128	11,969
Tadano Ltd.	423	7,786
Takeuchi Manufacturing Co., Ltd.	53	2,517
THK Co., Ltd.(a)	429	10,677
Toshiba Machine Co., Ltd.	511	2,329
Tsubakimoto Chain Co.	542	4,476

Total Machinery		795,456
Metals & Mining – 7.1%
Daido Steel Co., Ltd.(a)	1,455	5,796
Hitachi Metals Ltd.	716	12,898
JFE Holdings, Inc.(a)	2,094	41,777
Kobe Steel Ltd.(a)	12,106	19,644
Maruichi Steel Tube Ltd.	326	8,003
Nippon Steel & Sumitomo Metal Corp.	35,907	93,160
Nisshin Steel Co., Ltd.(a)	358	3,251
Sanyo Special Steel Co., Ltd.	633	2,337
Tokyo Steel Manufacturing Co., Ltd.	369	1,948
Investments	Shares	Value

Yamato Kogyo Co., Ltd.	187	$6,239
Yodogawa Steel Works Ltd.	751	3,074

Total Metals & Mining		198,127
TOTAL COMMON STOCKS (Cost: $2,679,846)		2,746,960
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.4%
United States – 29.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $820,698)(c)	820,698	820,698
TOTAL INVESTMENTS IN SECURITIES – 128.0% (Cost: $3,500,544)		3,567,658
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (28.0)%		(780,515)

NET ASSETS – 100.0%		$2,787,143
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $780,223 and the total market value of the collateral held by the Fund was $820,698.

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.4%
Japan – 98.4%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	115,700	$4,408,825
Yusen Logistics Co., Ltd.(a)	147,200	1,551,239

Total Air Freight & Logistics		5,960,064
Airlines – 0.5%
Japan Airlines Co., Ltd.	2,196,200	60,062,902
Auto Components – 6.5%
Aisin Seiki Co., Ltd.	1,841,608	66,398,283
Akebono Brake Industry Co., Ltd.(a)	401,048	1,692,741
Bridgestone Corp.	3,741,685	123,546,042
Calsonic Kansei Corp.(a)	1,837,000	9,997,621
Daido Metal Co., Ltd.	357,000	4,640,886
Denso Corp.	4,599,779	211,968,484
Eagle Industry Co., Ltd.(a)	198,300	4,027,644
Exedy Corp.	334,515	8,468,464
G-Tekt Corp.	251,703	2,402,416
Keihin Corp.(a)	601,434	7,944,554
Koito Manufacturing Co., Ltd.(a)	542,801	14,740,911
KYB Co., Ltd.	2,480,000	11,168,422
Musashi Seimitsu Industry Co., Ltd.(a)	218,500	4,330,361
NGK Spark Plug Co., Ltd.(a)	881,200	25,907,015
Nifco, Inc.	304,145	9,371,531
Nissin Kogyo Co., Ltd.(a)	382,246	6,282,780
NOK Corp.(a)	567,300	13,011,776
Pacific Industrial Co., Ltd.(a)	125,300	949,216
Press Kogyo Co., Ltd.(a)	270,000	1,112,539
Riken Corp.	1,267,000	5,359,296
Sanden Corp.	1,627,000	9,640,822
Sanoh Industrial Co., Ltd.(a)	287,144	1,963,244
Showa Corp.	92,700	1,014,930
Stanley Electric Co., Ltd.(a)	783,807	16,948,723
Sumitomo Electric Industries Ltd.	2,666,883	39,397,273
Sumitomo Rubber Industries Ltd.	1,958,291	27,831,493
T. RAD Co., Ltd.	1,779,667	4,461,538
Tachi-S Co., Ltd.(a)	182,100	2,632,851
Takata Corp.	110,200	2,499,454
Tokai Rika Co., Ltd.	1,030,814	21,782,459
Tokai Rubber Industries Ltd.(a)	543,000	4,791,686
Topre Corp.	296,500	4,213,898
Toyo Tire & Rubber Co., Ltd.	612,800	10,474,498
Toyota Boshoku Corp.(a)	95,236	998,417
TPR Co., Ltd.	248,600	5,994,321
TS Tech Co., Ltd.	492,532	11,970,375
Unipres Corp.(a)	269,000	5,269,894

Total Auto Components		705,206,858
Automobiles – 14.9%
Daihatsu Motor Co., Ltd.(a)	1,688,969	26,806,099
Fuji Heavy Industries Ltd.	3,296,367	108,962,366
Honda Motor Co., Ltd.(a)	10,894,747	377,410,443
Isuzu Motors Ltd.	4,413,818	62,367,630
Mazda Motor Corp.	115,715	2,899,864
Investments	Shares	Value

Mitsubishi Motors Corp.(a)	5,346,801	$64,876,176
Nissan Motor Co., Ltd.(a)	35,297,604	343,982,303
Suzuki Motor Corp.	1,332,036	44,146,195
Toyota Motor Corp.	9,722,175	572,810,219
Yamaha Motor Co., Ltd.(a)	1,064,400	20,813,510

Total Automobiles		1,625,074,805
Banks – 8.0%
Mitsubishi UFJ Financial Group, Inc.	91,677,622	518,332,296
Mizuho Financial Group, Inc.(a)	196,414,944	350,769,748

Total Banks		869,102,044
Beverages – 1.0%
Kirin Holdings Co., Ltd.(a)	5,649,045	75,006,464
Suntory Beverage & Food Ltd.	955,000	33,866,174

Total Beverages		108,872,638
Building Products – 0.6%
Asahi Glass Co., Ltd.(a)	1,632,735	8,850,214
Central Glass Co., Ltd.	1,765,000	6,242,946
Daikin Industries Ltd.(a)	609,549	37,774,868
Okabe Co., Ltd.	342,400	3,764,387
Sanwa Holdings Corp.	1,599,831	11,375,798

Total Building Products		68,008,213
Capital Markets – 1.4%
Monex Group, Inc.(a)	3,006,296	7,838,103
Nomura Holdings, Inc.(a)	23,426,027	139,622,922
Sparx Group Co., Ltd.(a)	911,700	1,803,536

Total Capital Markets		149,264,561
Chemicals – 6.6%
ADEKA Corp.	633,700	8,347,659
Asahi Kasei Corp.	7,169,522	58,195,382
Chugoku Marine Paints Ltd.	350,000	2,625,917
Daicel Corp.	1,873,542	20,341,752
Denki Kagaku Kogyo K.K.	5,082,076	16,632,165
DIC Corp.	4,739,538	10,628,801
Fujimi, Inc.(a)	596,600	8,451,765
Hitachi Chemical Co., Ltd.	1,268,415	22,548,058
JSP Corp.(a)	260,496	4,523,861
Kansai Paint Co., Ltd.(a)	906,000	13,528,675
Kumiai Chemical Industry Co., Ltd.	381,000	2,334,035
Kuraray Co., Ltd.(a)	3,142,637	36,842,438
Kureha Corp.	1,188,000	5,848,216
Lintec Corp.	664,247	14,042,470
Mitsubishi Chemical Holdings Corp.(a)	12,076,963	59,407,715
Mitsubishi Gas Chemical Co., Inc.(a)	169,564	1,080,498
Mitsui Chemicals, Inc.(a)	6,812,188	18,940,857
Nihon Nohyaku Co., Ltd.	199,300	1,953,120
Nihon Parkerizing Co., Ltd.	198,000	4,517,927
Nippon Paint Co., Ltd.(a)	1,049,000	23,572,497
Nippon Shokubai Co., Ltd.(a)	942,000	10,476,685
Nippon Soda Co., Ltd.	1,020,000	5,207,165
Nissan Chemical Industries Ltd.(a)	717,353	12,699,754
Nitto Denko Corp.(a)	728,974	39,972,457
NOF Corp.(a)	140,000	872,966

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2014

Investments	Shares	Value

Sakata INX Corp.	262,300	$2,615,946
Sanyo Chemical Industries Ltd.	1,167,000	7,181,048
Shin-Etsu Chemical Co., Ltd.(a)	1,492,579	97,532,306
Showa Denko K.K.(a)	16,879,312	22,157,992
Sumitomo Bakelite Co., Ltd.	2,509,000	9,835,179
Sumitomo Chemical Co., Ltd.(a)	9,789,485	34,893,921
Taiyo Holdings Co., Ltd.	173,226	5,519,166
Taiyo Nippon Sanso Corp.(a)	2,229,953	19,657,820
Takasago International Corp.	573,634	2,719,264
Teijin Ltd.(a)	1,020,000	2,464,105
Toray Industries, Inc.(a)	8,106,318	53,576,558
Tosoh Corp.	2,921,614	11,825,485
Toyo Ink SC Holdings Co., Ltd.	3,176,322	14,825,442
Toyobo Co., Ltd.	2,297,513	3,330,184
Ube Industries Ltd.	6,962,000	11,106,705
Zeon Corp.(a)	1,311,000	13,361,575

Total Chemicals		716,195,531
Commercial Services & Supplies – 0.1%
Sato Holdings Corp.(a)	227,267	6,391,528
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	419,000	5,905,228
Construction & Engineering – 0.2%
JGC Corp.	918,018	25,056,255
Penta-Ocean Construction Co., Ltd.(a)	316,443	1,064,474
Toyo Engineering Corp.	221,000	946,898

Total Construction & Engineering		27,067,627
Containers & Packaging – 0.0%
Fuji Seal International, Inc.(a)	137,491	4,317,941
Electrical Equipment – 1.9%
Daihen Corp.	822,000	3,192,233
Denyo Co., Ltd.	68,900	940,273
Fuji Electric Co., Ltd.	2,803,869	13,572,674
Fujikura Ltd.	1,568,577	7,550,104
Furukawa Electric Co., Ltd.(a)	2,596,000	5,206,436
GS Yuasa Corp.(a)	1,835,920	10,694,680
Idec Corp.	218,907	1,827,967
Mabuchi Motor Co., Ltd.	17,300	1,507,708
Mitsubishi Electric Corp.	7,011,114	93,347,299
Nidec Corp.(a)	879,558	59,495,149
Nippon Carbon Co., Ltd.(a)	2,794,624	4,840,499
Sanyo Denki Co., Ltd.	141,000	1,181,266
Ushio, Inc.(a)	567,509	5,990,933

Total Electrical Equipment		209,347,221
Electronic Equipment, Instruments & Components – 5.9%
Amano Corp.	574,333	6,136,271
Anritsu Corp.	321,700	2,454,651
Canon Electronics, Inc.(a)	532,500	9,825,243
Citizen Holdings Co., Ltd.	1,187,385	7,782,760
Enplas Corp.(a)	37,948	1,937,270
Hakuto Co., Ltd.	384,519	3,880,419
Hamamatsu Photonics K.K.(a)	338,085	16,057,458
Investments	Shares	Value

Hitachi High-Technologies Corp.(a)	398,219	$11,435,251
Hitachi Ltd.	17,174,028	131,120,365
Horiba Ltd.	30,000	1,091,207
Hoya Corp.	3,365,957	113,042,396
Ibiden Co., Ltd.	1,306,901	25,448,202
Japan Aviation Electronics Industry Ltd.(a)	309,000	7,042,253
Keyence Corp.	26,110	11,345,395
Koa Corp.	101,246	1,067,885
Kyocera Corp.(a)	1,440,318	67,108,485
Macnica, Inc.	120,600	3,847,942
Murata Manufacturing Co., Ltd.(a)	783,456	89,062,367
Nichicon Corp.	123,000	883,577
Nippon Electric Glass Co., Ltd.(a)	3,709,301	18,057,038
Oki Electric Industry Co., Ltd.	2,532,309	5,909,760
Omron Corp.	536,600	24,360,892
Optex Co., Ltd.	157,300	2,840,706
Ryosan Co., Ltd.	222,745	4,792,180
Sanshin Electronics Co., Ltd.	384,454	2,863,384
Shimadzu Corp.	1,298,000	11,229,336
Siix Corp.(a)	230,800	4,012,358
Taiyo Yuden Co., Ltd.(a)	291,100	3,258,770
TDK Corp.(a)	591,468	32,998,625
Topcon Corp.	247,700	5,636,166
UKC Holdings Corp.	19,199	313,464
Yaskawa Electric Corp.(a)	424,300	5,743,976
Yokogawa Electric Corp.(a)	315,538	4,147,917

Total Electronic Equipment, Instruments & Components		636,733,969
Food & Staples Retailing – 1.4%
Ministop Co., Ltd.(a)	65,700	915,769
Seven & I Holdings Co., Ltd.	3,858,824	149,646,176

Total Food & Staples Retailing		150,561,945
Food Products – 0.6%
Ajinomoto Co., Inc.(a)	2,433,513	40,486,451
Fuji Oil Co., Ltd.	66,700	984,432
Kikkoman Corp.(a)	743,000	15,788,623
Nisshin Oillio Group Ltd. (The)(a)	364,909	1,227,507
Sakata Seed Corp.	76,539	974,748
Yakult Honsha Co., Ltd.(a)	199,287	10,464,407

Total Food Products		69,926,168
Health Care Equipment & Supplies – 0.5%
Sysmex Corp.	369,460	14,853,171
Terumo Corp.(a)	1,486,256	35,620,284

Total Health Care Equipment & Supplies		50,473,455
Household Durables – 1.9%
Casio Computer Co., Ltd.(a)	2,067,857	34,459,571
Foster Electric Co., Ltd.(a)	717,300	10,318,605
Fujitsu General Ltd.	473,000	5,803,893
Nikon Corp.(a)	1,871,800	27,045,927
Panasonic Corp.	6,232,570	74,118,123
Rinnai Corp.	175,100	14,541,784
Sekisui Chemical Co., Ltd.	2,868,000	32,890,688
Tamron Co., Ltd.(a)	157,100	3,017,546

Total Household Durables		202,196,137

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2014

Investments	Shares	Value

Household Products – 0.3%
Lion Corp.	170,000	$914,353
Pigeon Corp.(a)	187,400	10,608,998
Unicharm Corp.(a)	897,961	20,469,041

Total Household Products		31,992,392
Industrial Conglomerates – 0.8%
Nisshinbo Holdings, Inc.	1,334,000	11,200,273
Toshiba Corp.(a)	17,627,618	81,666,033

Total Industrial Conglomerates		92,866,306
Insurance – 1.4%
MS&AD Insurance Group Holdings, Inc.	2,258,200	49,252,414
Tokio Marine Holdings, Inc.	3,189,600	98,934,445

Total Insurance		148,186,859
IT Services – 0.4%
Fujitsu Ltd.	1,260,328	7,755,334
NTT Data Corp.(a)	895,900	32,260,404

Total IT Services		40,015,738
Leisure Products – 0.3%
Dunlop Sports Co., Ltd.	136,580	1,577,527
Mizuno Corp.(a)	842,000	4,459,656
Shimano, Inc.	62,000	7,539,815
Tomy Co., Ltd.(a)	1,813,400	10,084,088
Yamaha Corp.(a)	689,907	9,012,596

Total Leisure Products		32,673,682
Machinery – 8.1%
Aida Engineering Ltd.	238,000	2,419,162
Amada Co., Ltd.(a)	1,972,893	18,794,596
Anest Iwata Corp.(a)	242,800	1,772,941
Asahi Diamond Industrial Co., Ltd.	393,700	5,699,399
CKD Corp.(a)	108,200	982,426
Daifuku Co., Ltd.	556,000	6,533,425
DMG Mori Seiki Co., Ltd.	123,300	1,580,380
Ebara Corp.(a)	1,329,158	7,960,771
FANUC Corp.	571,889	103,278,373
Fujitec Co., Ltd.(a)	220,800	2,405,360
Glory Ltd.	55,800	1,574,374
Hino Motors Ltd.(a)	2,800,610	39,164,372
Hitachi Koki Co., Ltd.	805,311	7,003,662
Hitachi Zosen Corp.(a)	464,281	2,738,409
Hoshizaki Electric Co., Ltd.	222,369	10,379,045
Hosokawa Micron Corp.	478,022	2,836,887
IHI Corp.(a)	5,296,882	27,427,221
Japan Steel Works Ltd. (The)(a)	1,213,313	4,866,746
JTEKT Corp.	1,238,178	20,701,203
Kawasaki Heavy Industries Ltd.(a)	6,134,510	24,494,420
Kitz Corp.	985,500	4,914,249
Komatsu Ltd.(a)	6,129,106	141,724,576
Kubota Corp.(a)	6,013,502	94,975,999
Makino Milling Machine Co., Ltd.(a)	583,000	4,310,251
Makita Corp.(a)	499,869	28,252,772
Minebea Co., Ltd.	1,441,701	19,661,650
Mitsubishi Heavy Industries Ltd.	9,249,198	59,494,363
Investments	Shares	Value

Mitsui Engineering & Shipbuilding Co., Ltd.	3,857,315	$8,685,508
Nabtesco Corp.(a)	485,300	11,630,919
NGK Insulators Ltd.(a)	1,653,939	39,382,731
Nippon Thompson Co., Ltd.(a)	534,000	2,760,181
Nitta Corp.	168,500	4,090,574
Noritake Co., Ltd.	1,538,145	3,743,878
NSK Ltd.(a)	1,953,366	27,797,113
Obara Group, Inc.(a)	82,600	3,027,048
Oiles Corp.(a)	55,200	1,061,780
OKUMA Corp.(a)	530,000	4,237,294
OSG Corp.	379,124	6,566,713
Ryobi Ltd.	1,552,000	4,527,463
Shima Seiki Manufacturing Ltd.(a)	337,400	5,554,897
SMC Corp.(a)	187,020	51,573,499
Sodick Co., Ltd.(a)	167,600	1,844,142
Star Micronics Co., Ltd.(a)	647,300	9,518,163
Sumitomo Heavy Industries Ltd.(a)	2,427,186	13,652,161
Tadano Ltd.	476,000	8,761,056
THK Co., Ltd.	303,679	7,557,716
Torishima Pump Manufacturing Co., Ltd.(a)	219,456	1,822,548
Toshiba Machine Co., Ltd.	1,210,000	5,515,292
Tsubakimoto Chain Co.	723,000	5,971,448
Union Tool Co.(a)	67,540	1,856,357

Total Machinery		877,085,513
Marine – 0.5%
Iino Kaiun Kaisha Ltd.	1,219,572	6,959,771
Kawasaki Kisen Kaisha Ltd.(a)	7,942,725	16,870,914
Nippon Yusen K.K.(a)	8,917,035	23,492,621
NS United Kaiun Kaisha Ltd.(a)	1,531,000	3,782,315

Total Marine		51,105,621
Media – 0.1%
Dentsu, Inc.	365,300	13,903,346
Metals & Mining – 2.9%
Aichi Steel Corp.(a)	2,574,000	9,456,420
Hitachi Metals Ltd.(a)	1,385,018	24,949,137
JFE Holdings, Inc.	2,817,062	56,202,563
Kobe Steel Ltd.(a)	23,697,000	38,452,673
Kyoei Steel Ltd.	120,200	2,232,075
Mitsubishi Materials Corp.(a)	6,075,000	19,660,194
Mitsubishi Steel Manufacturing Co., Ltd.	2,802,000	6,232,627
Mitsui Mining & Smelting Co., Ltd.	2,398,000	6,383,299
Nippon Steel & Sumitomo Metal Corp.	37,493,992	97,276,905
Sanyo Special Steel Co., Ltd.	1,270,000	4,688,910
Sumitomo Metal Mining Co., Ltd.(a)	3,893,000	54,795,497

Total Metals & Mining		320,330,300
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.	58,600	6,982,105
Oil, Gas & Consumable Fuels – 0.4%
TonenGeneral Sekiyu K.K.(a)	4,627,000	40,451,187
Personal Products – 1.4%
Kao Corp.	2,810,780	109,579,294
Mandom Corp.	153,900	5,310,283
Shiseido Co., Ltd.(a)	2,534,122	41,802,213

Total Personal Products		156,691,790

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2014

Investments	Shares	Value

Pharmaceuticals – 7.4%
Astellas Pharma, Inc.	13,024,715	$193,895,434
Daiichi Sankyo Co., Ltd.(a)	5,919,821	92,875,810
Eisai Co., Ltd.(a)	2,718,077	109,892,625
Hisamitsu Pharmaceutical Co., Inc.(a)	652,600	23,439,938
Kyowa Hakko Kirin Co., Ltd.	3,016,470	36,985,753
Shionogi & Co., Ltd.	2,111,777	48,436,400
Sumitomo Dainippon Pharma Co., Ltd.(a)	180,500	2,298,724
Takeda Pharmaceutical Co., Ltd.(a)	6,885,963	299,305,087

Total Pharmaceuticals		807,129,771
Road & Rail – 0.2%
Nippon Express Co., Ltd.	4,706,000	19,691,454
Semiconductors & Semiconductor Equipment – 0.8%
Advantest Corp.	119,500	1,540,389
Dainippon Screen Manufacturing Co., Ltd.(a)	1,990,300	10,124,321
Disco Corp.(a)	89,100	6,051,279
MegaChips Corp.	749,200	9,998,895
Mitsui High-Tec, Inc.	145,100	940,482
Nuflare Technology, Inc.(a)	68,300	3,405,816
Sanken Electric Co., Ltd.(a)	712,000	5,977,957
Shindengen Electric Manufacturing Co., Ltd.	648,000	4,424,559
Shinko Electric Industries Co., Ltd.(a)	834,310	6,092,186
Tokyo Electron Ltd.	536,653	35,018,571

Total Semiconductors & Semiconductor Equipment		83,574,455
Software – 0.9%
Capcom Co., Ltd.	139,500	2,189,881
Konami Corp.(a)	335,600	6,993,770
Nexon Co., Ltd.	1,778,400	14,672,063
Nintendo Co., Ltd.(a)	288,200	31,343,507
Square Enix Holdings Co., Ltd.(a)	690,600	14,662,541
Trend Micro, Inc.(a)	966,508	32,688,315

Total Software		102,550,077
Specialty Retail – 1.1%
ABC-Mart, Inc.	175,900	8,979,808
Fast Retailing Co., Ltd.(a)	233,700	78,198,263
Sanrio Co., Ltd.(a)	1,014,300	29,404,020

Total Specialty Retail		116,582,091
Technology Hardware, Storage & Peripherals – 5.6%
Brother Industries Ltd.	1,852,093	34,257,684
Canon, Inc.	11,714,397	381,295,907
FUJIFILM Holdings Corp.	2,263,995	69,553,427
Konica Minolta, Inc.(a)	2,431,538	26,244,961
Ricoh Co., Ltd.(a)	4,629,178	49,712,126
Riso Kagaku Corp.	217,814	7,048,997
Roland DG Corp.	97,800	4,034,322
Seiko Epson Corp.	548,954	26,373,012
Toshiba TEC Corp.	1,101,531	7,129,651

Total Technology Hardware, Storage & Peripherals		605,650,087
Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	878,292	$19,784,489
Descente Ltd.	319,081	2,754,635
Japan Vilene Co., Ltd.	615,000	3,391,905
Kurabo Industries Ltd.	662,472	1,123,295
Seiko Holdings Corp.(a)	1,342,000	5,872,282
Seiren Co., Ltd.(a)	277,210	2,476,556

Total Textiles, Apparel & Luxury Goods		35,403,162
Tobacco – 3.5%
Japan Tobacco, Inc.(a)	11,896,731	386,851,174
Trading Companies & Distributors – 9.6%
Daiichi Jitsugyo Co., Ltd.(a)	507,000	2,837,850
Hanwa Co., Ltd.	263,000	982,998
Inabata & Co., Ltd.	198,686	2,001,441
ITOCHU Corp.(a)	14,826,294	181,113,396
Kuroda Electric Co., Ltd.(a)	193,887	2,840,389
Marubeni Corp.(a)	14,835,178	101,538,371
MISUMI Group, Inc.	50,900	1,535,886
Mitsubishi Corp.(a)	14,002,400	286,698,486
Mitsui & Co., Ltd.(a)	16,990,789	267,884,312
Nagase & Co., Ltd.(a)	701,856	8,528,867
Nippon Steel & Sumikin Bussan Corp.	969,000	3,736,606
Sojitz Corp.(a)	14,952,021	23,444,529
Sumitomo Corp.(a)	11,036,377	121,787,997
Toyota Tsusho Corp.(a)	1,533,610	37,356,360

Total Trading Companies & Distributors		1,042,287,488
Transportation Infrastructure – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,968,000	10,387,638
TOTAL COMMON STOCKS (Cost: $10,467,476,338)		10,693,061,071
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.3%
United States – 11.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $1,222,890,117)(c)	1,222,890,117	1,222,890,117
TOTAL INVESTMENTS IN SECURITIES – 109.7% (Cost: $11,690,366,455)		11,915,951,188
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.7)%		(1,052,181,022)

NET ASSETS – 100.0%		$10,863,770,166
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $1,162,249,323 and the total market value of the collateral held by the Fund was $1,222,890,117.

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.6%
Japan – 98.6%
Banks – 58.1%
77 Bank Ltd. (The)	7,500	$39,519
Akita Bank Ltd. (The)	3,000	8,369
Aomori Bank Ltd. (The)	3,000	9,107
Aozora Bank Ltd.(a)	23,000	77,788
Awa Bank Ltd. (The)(a)	5,000	28,807
Bank of Kyoto Ltd. (The)	7,500	62,286
Bank of Nagoya Ltd. (The)	3,500	13,369
Bank of the Ryukyus Ltd.	700	11,059
Bank of Yokohama Ltd. (The)	26,500	145,720
Chiba Bank Ltd. (The)	18,000	125,202
Chugoku Bank Ltd. (The)	4,100	60,213
Daishi Bank Ltd. (The)	7,000	24,440
Fukui Bank Ltd. (The)	3,000	7,193
Fukuoka Financial Group, Inc.	18,000	85,820
Gunma Bank Ltd. (The)	9,500	54,734
Hachijuni Bank Ltd. (The)(a)	11,100	66,684
Higo Bank Ltd. (The)	3,700	20,339
Hiroshima Bank Ltd. (The)(a)	13,000	63,877
Hokkoku Bank Ltd. (The)	6,000	20,402
Hokuhoku Financial Group, Inc.	27,000	52,919
Hyakugo Bank Ltd. (The)	5,000	20,056
Hyakujushi Bank Ltd. (The)	5,000	15,999
Iyo Bank Ltd. (The)(a)	6,600	66,785
Joyo Bank Ltd. (The)(a)	16,000	78,764
Juroku Bank Ltd. (The)	7,000	26,227
Kagoshima Bank Ltd. (The)	3,500	22,239
Keiyo Bank Ltd. (The)	6,000	30,576
Kiyo Bank Ltd. (The)	1,400	19,961
Minato Bank Ltd. (The)	8,000	15,753
Mitsubishi UFJ Financial Group, Inc.	150,500	850,906
Miyazaki Bank Ltd. (The)	3,000	9,216
Mizuho Financial Group, Inc.(a)	167,000	298,239
Musashino Bank Ltd. (The)	700	23,228
Nanto Bank Ltd. (The)	5,000	20,192
Nishi-Nippon City Bank Ltd. (The)	16,000	42,737
North Pacific Bank Ltd.	6,200	24,417
Ogaki Kyoritsu Bank Ltd. (The)	7,000	18,952
Oita Bank Ltd. (The)	3,000	11,295
Resona Holdings, Inc.	39,200	220,988
San-In Godo Bank Ltd. (The)	3,000	21,168
Senshu Ikeda Holdings, Inc.	4,700	24,165
Seven Bank Ltd.(a)	15,000	61,124
Shiga Bank Ltd. (The)	6,000	33,037
Shinsei Bank Ltd.	42,000	89,977
Shizuoka Bank Ltd. (The)(a)	13,500	138,944
Sumitomo Mitsui Financial Group, Inc.	21,200	864,079
Sumitomo Mitsui Trust Holdings, Inc.	78,100	325,016
Suruga Bank Ltd.	4,600	91,669
Toho Bank Ltd. (The)	5,000	18,643
TOMONY Holdings, Inc.	2,900	12,187
Yamagata Bank Ltd. (The)(a)	3,500	16,400
Investments	Shares	Value

Yamaguchi Financial Group, Inc.(a)	6,000	$56,666
Yamanashi Chuo Bank Ltd. (The)	3,000	13,155

Total Banks		4,560,607
Capital Markets – 9.6%
Daiwa Securities Group, Inc.(a)	36,000	285,158
Jafco Co., Ltd.(a)	800	28,844
Matsui Securities Co., Ltd.(a)	2,500	23,292
Monex Group, Inc.(a)	4,100	10,690
Nomura Holdings, Inc.	49,400	294,432
Okasan Securities Group, Inc.	4,000	28,442
SBI Holdings, Inc.	4,400	49,256
Tokai Tokyo Financial Holdings, Inc.(a)	4,400	30,244

Total Capital Markets		750,358
Consumer Finance – 3.0%
Acom Co., Ltd.*(a)	9,300	31,115
AEON Financial Service Co., Ltd.(a)	1,800	38,512
Aiful Corp.*(a)	6,000	25,215
Credit Saison Co., Ltd.(a)	3,300	63,566
Hitachi Capital Corp.	1,000	24,039
J Trust Co., Ltd.	1,400	14,282
Jaccs Co., Ltd.(a)	3,000	16,683
Orient Corp.*	9,000	18,132

Total Consumer Finance		231,544
Diversified Financial Services – 8.9%
Century Tokyo Leasing Corp.	1,300	34,546
Fuyo General Lease Co., Ltd.	500	19,531
IBJ Leasing Co., Ltd.	800	18,626
Japan Exchange Group, Inc.(a)	5,500	130,512
Japan Securities Finance Co., Ltd.	2,100	12,271
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	12,000	62,683
ORIX Corp.	28,700	395,853
Zenkoku Hosho Co., Ltd.	1,000	27,896

Total Diversified Financial Services		701,918
Insurance – 19.0%
Dai-ichi Life Insurance Co., Ltd. (The)	23,000	341,346
MS&AD Insurance Group Holdings, Inc.	10,800	235,553
Sompo Japan Nipponkoa Holdings, Inc.	8,400	203,769
Sony Financial Holdings, Inc.	3,400	54,985
T&D Holdings, Inc.	13,400	172,058
Tokio Marine Holdings, Inc.	15,700	486,980

Total Insurance		1,494,691
TOTAL COMMON STOCKS (Cost: $7,814,721)		7,739,118

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2014

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 18.6%
United States – 18.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $1,464,035)(c)	1,464,035	$1,464,035
TOTAL INVESTMENTS IN SECURITIES – 117.2% (Cost: $9,278,756)		9,203,153
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (17.2)%		(1,353,133)

NET ASSETS – 100.0%		$7,850,020
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $1,385,462 and the total market value of the collateral held by the Fund was $1,464,035.

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.5%
Japan – 98.5%
Biotechnology – 0.5%
3-D Matrix Ltd.*(a)	120	$3,396
Takara Bio, Inc.(a)	300	4,253

Total Biotechnology		7,649
Food & Staples Retailing – 4.9%
Ain Pharmaciez, Inc.	200	4,565
Cocokara fine, Inc.	200	5,233
Cosmos Pharmaceutical Corp.	70	8,877
Matsumotokiyoshi Holdings Co., Ltd.	300	8,847
Sugi Holdings Co., Ltd.(a)	250	10,495
Sundrug Co., Ltd.(a)	260	11,555
Tsuruha Holdings, Inc.	260	14,458
Welcia Holdings Co., Ltd.	200	5,962

Total Food & Staples Retailing		69,992
Health Care Equipment & Supplies – 16.8%
Asahi Intecc Co., Ltd.	200	9,153
Hogy Medical Co., Ltd.	100	5,296
Nakanishi, Inc.	150	5,524
Nihon Kohden Corp.	290	15,228
Nikkiso Co., Ltd.	550	6,062
Nipro Corp.(a)	750	6,229
Olympus Corp.*	2,140	76,766
Paramount Bed Holdings Co., Ltd.	150	4,300
Sysmex Corp.(a)	1,170	47,037
Terumo Corp.(a)	2,630	63,032

Total Health Care Equipment & Supplies		238,627
Health Care Providers & Services – 6.3%
Alfresa Holdings Corp.	1,460	21,042
Medipal Holdings Corp.	1,400	17,013
Miraca Holdings, Inc.	400	16,537
Ship Healthcare Holdings, Inc.	230	7,359
Suzuken Co., Ltd.	660	19,013
Toho Holdings Co., Ltd.	400	7,647

Total Health Care Providers & Services		88,611
Health Care Technology – 1.3%
M3, Inc.	1,100	17,649
Pharmaceuticals – 68.7%
Astellas Pharma, Inc.	9,610	143,061
Chugai Pharmaceutical Co., Ltd.	1,550	44,863
Daiichi Sankyo Co., Ltd.(a)	4,720	74,052
Eisai Co., Ltd.(a)	1,940	78,435
Hisamitsu Pharmaceutical Co., Inc.(a)	600	21,551
Kaken Pharmaceutical Co., Ltd.	580	13,086
Kissei Pharmaceutical Co., Ltd.	250	6,267
KYORIN Holdings, Inc.	450	9,132
Kyowa Hakko Kirin Co., Ltd.	2,050	25,136
Mitsubishi Tanabe Pharma Corp.	1,725	25,302
Mochida Pharmaceutical Co., Ltd.	60	4,048
Nichi-iko Pharmaceutical Co., Ltd.	340	5,495
Nippon Shinyaku Co., Ltd.	478	14,467
Investments	Shares	Value

Ono Pharmaceutical Co., Ltd.(a)	760	$67,482
Otsuka Holdings Co., Ltd.(a)	3,750	129,222
Rohto Pharmaceutical Co., Ltd.	800	10,728
Santen Pharmaceutical Co., Ltd.	620	34,703
Sawai Pharmaceutical Co., Ltd.	220	12,655
Seikagaku Corp.(a)	400	6,020
Shionogi & Co., Ltd.	2,400	55,047
Sosei Group Corp.*(a)	80	3,388
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,300	16,556
Taisho Pharmaceutical Holdings Co., Ltd.(a)	280	19,170
Takeda Pharmaceutical Co., Ltd.(a)	3,157	137,222
Tsumura & Co.(a)	495	11,042
ZERIA Pharmaceutical Co., Ltd.	300	6,186

Total Pharmaceuticals		974,316
TOTAL COMMON STOCKS (Cost: $1,327,422)		1,396,844
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 31.3%
United States – 31.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $443,976)(c)	443,976	443,976
TOTAL INVESTMENTS IN SECURITIES – 129.8% (Cost: $1,771,398)		1,840,820
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (29.8)%		(422,280)

NET ASSETS – 100.0%		$1,418,540
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $422,413 and the total market value of the collateral held by the Fund was $443,976.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.7%
Japan – 98.7%
Building Products – 4.5%
LIXIL Group Corp.(a)	21,275	$454,417
Nichias Corp.	8,568	56,628
Okabe Co., Ltd.	3,525	38,754
Sankyo Tateyama, Inc.	2,118	41,107
Takara Standard Co., Ltd.	8,314	71,169
TOTO Ltd.(a)	23,042	253,327

Total Building Products		915,402
Construction & Engineering – 13.6%
Hazama Ando Corp.	13,207	84,519
Kajima Corp.(a)	74,870	358,328
Kumagai Gumi Co., Ltd.*	20,704	76,440
Maeda Corp.	13,092	104,908
Maeda Road Construction Co., Ltd.	4,762	74,060
Nippo Corp.	3,735	68,472
Nishimatsu Construction Co., Ltd.	22,483	101,660
Obayashi Corp.(a)	56,486	386,718
Okumura Corp.	15,332	89,452
Penta-Ocean Construction Co., Ltd.(a)	20,552	69,134
Shimizu Corp.(a)	56,129	442,605
SHO-BOND Holdings Co., Ltd.	1,855	72,208
Sumitomo Mitsui Construction Co., Ltd.*	55,093	66,295
Taisei Corp.(a)	89,255	503,659
Tekken Corp.	11,238	52,146
Toda Corp.	18,542	93,137
Totetsu Kogyo Co., Ltd.(a)	2,428	57,217
Yokogawa Bridge Holdings Corp.	3,007	42,078

Total Construction & Engineering		2,743,036
Construction Materials – 2.2%
Sumitomo Osaka Cement Co., Ltd.	31,480	103,312
Taiheiyo Cement Corp.	92,398	348,719

Total Construction Materials		452,031
Household Durables – 7.2%
Haseko Corp.	22,566	174,241
Iida Group Holdings Co., Ltd.	11,720	143,382
PanaHome Corp.	5,845	40,602
Sekisui Chemical Co., Ltd.	35,333	405,205
Sekisui House Ltd.	46,543	548,189
Sumitomo Forestry Co., Ltd.	12,468	134,119

Total Household Durables		1,445,738
Real Estate Investment Trusts (REITs) – 26.9%
Activia Properties, Inc.	17	136,533
Advance Residence Investment Corp.	99	230,138
AEON REIT Investment Corp.	70	87,424
Comforia Residential REIT, Inc.	24	44,611
Daiwa House REIT Investment Corp.(a)	21	93,040
Daiwa House Residential Investment Corp.	29	124,254
Daiwa Office Investment Corp.(a)	19	102,539
Frontier Real Estate Investment Corp.	36	172,624
Fukuoka REIT Co.(a)	43	79,379
Investments	Shares	Value

Global One Real Estate Investment Corp.	13	$36,679
GLP J-REIT(a)	153	176,718
Hankyu REIT, Inc.	8	46,019
Hulic Reit, Inc.	46	73,847
Industrial & Infrastructure Fund Investment Corp.	12	99,439
Japan Excellent, Inc.	91	116,887
Japan Hotel REIT Investment Corp.(a)	193	117,530
Japan Logistics Fund, Inc.(a)	61	134,796
Japan Prime Realty Investment Corp.	56	201,650
Japan Real Estate Investment Corp.	97	498,728
Japan Rental Housing Investments, Inc.	59	40,985
Japan Retail Fund Investment Corp.	170	342,495
Kenedix Office Investment Corp.	24	128,866
Kenedix Residential Investment Corp.	20	51,124
Mori Hills REIT Investment Corp.	105	145,877
Mori Trust Sogo REIT, Inc.(a)	71	131,327
Nippon Accommodations Fund, Inc.	30	108,300
Nippon Building Fund, Inc.(a)	108	568,084
Nippon Prologis REIT, Inc.(a)	121	281,390
Nomura Real Estate Master Fund, Inc.	117	146,870
Nomura Real Estate Office Fund, Inc.	27	123,561
Nomura Real Estate Residential Fund, Inc.	11	57,359
Orix JREIT, Inc.	148	186,054
Premier Investment Corp.	14	62,537
Sekisui House SI Residential Investment Corp.	56	54,573
Tokyu REIT, Inc.	66	87,001
Top REIT, Inc.	12	52,564
United Urban Investment Corp.	187	286,905

Total Real Estate Investment Trusts (REITs)		5,428,707
Real Estate Management & Development – 41.4%
Aeon Mall Co., Ltd.	8,648	165,005
Daibiru Corp.	3,810	43,728
Daikyo, Inc.	21,377	39,950
Daito Trust Construction Co., Ltd.	6,031	712,262
Daiwa House Industry Co., Ltd.(a)	51,045	915,548
Heiwa Real Estate Co., Ltd.	2,361	37,192
Hulic Co., Ltd.	28,520	301,593
Kenedix, Inc.*	17,988	77,564
Leopalace21 Corp.*	17,774	97,543
Mitsubishi Estate Co., Ltd.	89,570	2,015,621
Mitsui Fudosan Co., Ltd.	63,201	1,935,583
Nomura Real Estate Holdings, Inc.	9,379	161,083
NTT Urban Development Corp.(a)	7,712	81,131
Sumitomo Realty & Development Co., Ltd.	35,053	1,247,043
Tokyo Tatemono Co., Ltd.	31,089	251,387
Tokyu Fudosan Holdings Corp.	39,029	267,558

Total Real Estate Management & Development		8,349,791
Transportation Infrastructure – 2.9%
Japan Airport Terminal Co., Ltd.(a)	4,743	190,248
Kamigumi Co., Ltd.	17,930	169,664
Mitsubishi Logistics Corp.(a)	11,776	168,972
Sumitomo Warehouse Co., Ltd. (The)	10,983	57,971

Total Transportation Infrastructure		586,855
TOTAL COMMON STOCKS (Cost: $20,592,034)		19,921,560

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2014

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.3%
United States – 25.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $5,109,186)(c)	5,109,186	$5,109,186
TOTAL INVESTMENTS IN SECURITIES – 124.0% (Cost: $25,701,220)		25,030,746
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (24.0)%		(4,841,483)

NET ASSETS – 100.0%		$20,189,263
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $4,858,710 and the total market value of the collateral held by the Fund was $5,109,186.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.5%
Japan – 98.5%
Air Freight & Logistics – 0.3%
Kintetsu World Express, Inc.	2,600	$99,075
Mitsui-Soko Co., Ltd.	24,000	88,828
Shibusawa Warehouse Co., Ltd. (The)	16,000	49,446

Total Air Freight & Logistics		237,349
Auto Components – 5.7%
Aisan Industry Co., Ltd.	12,000	94,407
Akebono Brake Industry Co., Ltd.(a)	25,200	106,364
Calsonic Kansei Corp.	43,000	234,022
Daido Metal Co., Ltd.	5,000	64,998
Eagle Industry Co., Ltd.(a)	3,800	77,181
Exedy Corp.	8,700	220,246
FCC Co., Ltd.(a)	12,100	196,675
G-Tekt Corp.	5,898	56,294
H-One Co., Ltd.	4,452	30,642
Keihin Corp.(a)	14,000	184,931
Kinugawa Rubber Industrial Co., Ltd.	12,000	50,978
KYB Co., Ltd.	39,000	175,632
Musashi Seimitsu Industry Co., Ltd.	5,200	103,057
NHK Spring Co., Ltd.	43,400	425,316
Nifco, Inc.	11,200	345,102
Nissin Kogyo Co., Ltd.(a)	11,700	192,307
Pacific Industrial Co., Ltd.(a)	11,100	84,089
Press Kogyo Co., Ltd.(a)	27,000	111,254
Riken Corp.	22,000	93,058
Sanden Corp.	19,000	112,585
Sanoh Industrial Co., Ltd.	10,700	73,157
Showa Corp.	14,800	162,038
T. RAD Co., Ltd.	24,000	60,167
Tachi-S Co., Ltd.(a)	2,500	36,146
Taiho Kogyo Co., Ltd.	7,400	84,595
Tokai Rika Co., Ltd.	19,025	402,023
Tokai Rubber Industries Ltd.(a)	16,000	141,192
Topre Corp.	2,400	34,109
Toyo Tire & Rubber Co., Ltd.	16,000	273,486
Toyota Boshoku Corp.(a)	26,600	278,864
TPR Co., Ltd.	5,600	135,029
TS Tech Co., Ltd.	11,500	279,493
Unipres Corp.(a)	5,600	109,708

Total Auto Components		5,029,145
Banks – 8.2%
77 Bank Ltd. (The)	54,000	284,534
Aomori Bank Ltd. (The)	56,000	169,999
Ashikaga Holdings Co., Ltd.	32,200	119,471
Awa Bank Ltd. (The)(a)	34,000	195,889
Bank of Iwate Ltd. (The)	2,900	127,955
Bank of Nagoya Ltd. (The)	28,000	106,951
Bank of Saga Ltd. (The)	36,000	82,702
Bank of the Ryukyus Ltd.	8,400	132,706
Daisan Bank Ltd. (The)	58,000	96,759
Daishi Bank Ltd. (The)	69,000	240,913
Investments	Shares	Value

Ehime Bank Ltd. (The)(a)	42,000	$93,806
Eighteenth Bank Ltd. (The)	47,000	130,252
FIDEA Holdings Co., Ltd.(a)	35,900	78,545
Fukui Bank Ltd. (The)	36,000	86,312
Higashi-Nippon Bank Ltd. (The)	53,000	134,318
Higo Bank Ltd. (The)(a)	42,000	230,877
Hokuetsu Bank Ltd. (The)(a)	40,000	76,576
Hyakugo Bank Ltd. (The)	51,000	204,567
Hyakujushi Bank Ltd. (The)	59,000	188,787
Jimoto Holdings, Inc.	42,800	87,789
Kagoshima Bank Ltd. (The)	23,000	146,142
Kansai Urban Banking Corp.	21,000	240,257
Keiyo Bank Ltd. (The)	60,000	305,757
Kiyo Bank Ltd. (The)	14,998	213,837
Michinoku Bank Ltd. (The)	24,000	46,602
Mie Bank Ltd. (The)	43,000	99,959
Minato Bank Ltd. (The)	75,587	148,838
Miyazaki Bank Ltd. (The)	45,000	138,247
Musashino Bank Ltd. (The)	5,700	189,143
Nanto Bank Ltd. (The)	41,000	165,577
Nishi-Nippon City Bank Ltd. (The)	165,000	440,722
North Pacific Bank Ltd.	41,900	165,010
Ogaki Kyoritsu Bank Ltd. (The)	99,000	268,043
Oita Bank Ltd. (The)	19,000	71,535
San-In Godo Bank Ltd. (The)	26,000	183,454
Senshu Ikeda Holdings, Inc.	67,100	344,997
Shiga Bank Ltd. (The)	28,000	154,173
Shikoku Bank Ltd. (The)	54,000	116,177
Tochigi Bank Ltd. (The)	26,000	101,919
Toho Bank Ltd. (The)	56,000	208,797
Tokyo Tomin Bank Ltd. (The)(a)	5,600	67,336
TOMONY Holdings, Inc.	30,800	129,439
Tottori Bank Ltd. (The)	17,000	35,489
Towa Bank Ltd. (The)	94,000	84,835
Yachiyo Bank Ltd. (The)	2,800	88,700
Yamagata Bank Ltd. (The)(a)	28,000	131,200
Yamanashi Chuo Bank Ltd. (The)	22,000	96,467

Total Banks		7,252,360
Beverages – 1.2%
Coca-Cola West Co., Ltd.	21,717	315,970
Ito En Ltd.(a)	14,900	314,449
Sapporo Holdings Ltd.	50,000	192,352
Takara Holdings, Inc.	25,000	190,300

Total Beverages		1,013,071
Building Products – 1.9%
Aica Kogyo Co., Ltd.	10,400	221,093
Bunka Shutter Co., Ltd.	8,000	71,252
Central Glass Co., Ltd.	54,000	191,002
Eidai Co., Ltd.	8,000	35,152
Nichiha Corp.	9,200	91,669
Okabe Co., Ltd.	6,500	71,462
Sanwa Holdings Corp.	40,000	284,425
Sekisui Jushi Corp.	5,900	79,549

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Takara Standard Co., Ltd.	28,000	$239,683
Takasago Thermal Engineering Co., Ltd.	27,200	351,855

Total Building Products		1,637,142
Capital Markets – 1.6%
Ichigo Group Holdings Co., Ltd.(a)	15,100	39,094
Ichiyoshi Securities Co., Ltd.(a)	16,900	202,439
IwaiCosmo Holdings, Inc.	10,200	101,633
kabu.com Securities Co., Ltd.	50,600	247,246
Kyokuto Securities Co., Ltd.	18,200	297,817
Monex Group, Inc.(a)	103,965	271,061
Sparx Group Co., Ltd.	20,400	40,355
Takagi Securities Co., Ltd.(a)	36,281	84,340
Toyo Securities Co., Ltd.	31,000	85,628

Total Capital Markets		1,369,613
Chemicals – 8.4%
Achilles Corp.	45,000	63,175
ADEKA Corp.(a)	22,400	295,073
Asahi Organic Chemicals Industry Co., Ltd.(a)	51,000	124,135
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,000	112,375
Daiso Co., Ltd.(a)	25,885	84,714
Denki Kagaku Kogyo K.K.	109,000	356,725
Earth Chemical Co., Ltd.	5,400	196,417
Fujimori Kogyo Co., Ltd.	2,800	83,978
Gun-Ei Chemical Industry Co., Ltd.	15,000	50,321
JSP Corp.	6,417	111,440
Kaneka Corp.	86,240	481,928
Koatsu Gas Kogyo Co., Ltd.	10,000	53,968
Konishi Co., Ltd.	3,200	57,264
Kumiai Chemical Industry Co., Ltd.	6,000	36,756
Kureha Corp.	34,000	167,373
Lintec Corp.	14,000	295,966
Nihon Nohyaku Co., Ltd.	5,300	51,939
Nihon Parkerizing Co., Ltd.(a)	5,400	123,216
Nippon Kayaku Co., Ltd.	31,000	377,839
Nippon Synthetic Chemical Industry Co., Ltd. (The)	22,000	158,640
Nippon Valqua Industries Ltd.	53,000	152,678
NOF Corp.(a)	32,000	199,535
Okamoto Industries, Inc.	18,000	68,262
Riken Technos Corp.	7,000	32,353
Sakai Chemical Industry Co., Ltd.	37,000	119,404
Sakata INX Corp.(a)	8,600	85,769
Sanyo Chemical Industries Ltd.	22,000	135,375
Sekisui Plastics Co., Ltd.	24,000	66,731
Showa Denko K.K.(a)	271,000	355,750
Sumitomo Bakelite Co., Ltd.	58,000	227,358
Taiyo Holdings Co., Ltd.	8,400	267,633
Takasago International Corp.	17,000	80,587
Takiron Co., Ltd.	28,000	140,900
Teijin Ltd.(a)	133,000	321,300
Toagosei Co., Ltd.	63,000	259,593
Tokai Carbon Co., Ltd.	55,000	152,423
Tokuyama Corp.(a)	60,000	197,457
Investments	Shares	Value

Toyo Ink SC Holdings Co., Ltd.	69,000	$322,057
Toyobo Co., Ltd.	151,000	218,871
Ube Industries Ltd.(a)	255,800	408,086
Zeon Corp.(a)	27,000	275,181

Total Chemicals		7,370,545
Commercial Services & Supplies – 2.2%
Aeon Delight Co., Ltd.	11,900	289,540
Daiseki Co., Ltd.(a)	5,100	94,938
Duskin Co., Ltd.(a)	16,300	266,429
Itoki Corp.	7,300	44,654
Kokuyo Co., Ltd.	29,500	237,732
Kyodo Printing Co., Ltd.	25,000	89,338
Kyoritsu Printing Co., Ltd.	17,000	46,027
Matsuda Sangyo Co., Ltd.	6,700	78,425
Mitsubishi Pencil Co., Ltd.	1,300	41,834
NAC Co., Ltd.	3,800	44,653
Nippon Parking Development Co., Ltd.	46,000	51,999
Okamura Corp.(a)	17,000	128,784
Pilot Corp.	800	45,581
Sato Holdings Corp.(a)	5,200	146,242
Space Co., Ltd.	3,000	35,170
Toppan Forms Co., Ltd.	27,000	278,627
Uchida Yoko Co., Ltd.	13,000	44,797

Total Commercial Services & Supplies		1,964,770
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	17,000	239,592
Construction & Engineering – 3.5%
Dai-Dan Co., Ltd.	5,000	28,442
Fudo Tetra Corp.	20,600	52,207
Hazama Ando Corp.	9,900	63,356
Kitano Construction Corp.	18,000	61,534
Kyowa Exeo Corp.	19,600	254,615
Kyudenko Corp.	11,000	129,960
Maeda Corp.	23,000	184,302
Maeda Road Construction Co., Ltd.	15,000	233,283
Mirait Holdings Corp.	13,344	154,613
Nichireki Co., Ltd.	4,000	33,620
Nippo Corp.	8,000	146,661
Nippon Densetsu Kogyo Co., Ltd.	5,400	86,493
Nippon Road Co., Ltd. (The)	22,000	123,342
Nippon Steel & Sumikin Texeng Co., Ltd.	11,000	58,963
Nishimatsu Construction Co., Ltd.(a)	50,000	226,081
Obayashi Road Corp.	7,000	43,329
Okumura Corp.	32,000	186,699
Raito Kogyo Co., Ltd.	3,800	35,334
SHO-BOND Holdings Co., Ltd.	2,400	93,423
Sumitomo Densetsu Co., Ltd.	5,400	71,675
Taikisha Ltd.	6,500	145,353
Toda Corp.	33,000	165,760
Toenec Corp.	10,000	54,515
Tokyu Construction Co., Ltd.	12,600	62,486
Toshiba Plant Systems & Services Corp.	7,400	124,531
Totetsu Kogyo Co., Ltd.	4,800	113,114

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Toyo Construction Co., Ltd.(a)	11,800	$53,893
Toyo Engineering Corp.	21,000	89,977
Yahagi Construction Co., Ltd.(a)	2,000	14,805
Yurtec Corp.	3,000	14,659

Total Construction & Engineering		3,107,025
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	64,000	210,037
Containers & Packaging – 0.5%
Nihon Yamamura Glass Co., Ltd.	58,000	92,530
Rengo Co., Ltd.(a)	53,381	239,909
Tomoku Co., Ltd.	32,000	88,682

Total Containers & Packaging		421,121
Distributors – 0.5%
Doshisha Co., Ltd.	5,900	101,278
Happinet Corp.(a)	5,600	89,338
Paltac Corp.	16,603	203,120
Sankyo Seiko Co., Ltd.	19,600	72,543

Total Distributors		466,279
Diversified Consumer Services – 0.1%
Meiko Network Japan Co., Ltd.(a)	5,600	61,465
Studio Alice Co., Ltd.	3,900	50,094

Total Diversified Consumer Services		111,559
Diversified Financial Services – 0.1%
Ricoh Leasing Co., Ltd.	4,400	122,540
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)(a)	2,800	86,658
Electrical Equipment – 2.0%
Daihen Corp.	18,000	69,903
Denyo Co., Ltd.	3,200	43,670
Endo Lighting Corp.(a)	6,809	79,390
Fujikura Ltd.	34,000	163,654
Furukawa Electric Co., Ltd.(a)	85,000	170,473
GS Yuasa Corp.(a)	53,000	308,738
Idec Corp.	6,800	56,783
Kyosan Electric Manufacturing Co., Ltd.	14,000	44,797
Nippon Carbon Co., Ltd.	55,000	95,264
Nissin Electric Co., Ltd.	22,000	130,762
Nitto Kogyo Corp.	8,400	168,467
Odelic Co., Ltd.	2,200	57,419
Sanyo Denki Co., Ltd.	14,000	117,289
Tatsuta Electric Wire and Cable Co., Ltd.(a)	10,900	58,030
Ushio, Inc.	20,800	219,576

Total Electrical Equipment		1,784,215
Electronic Equipment, Instruments & Components – 4.2%
Ai Holdings Corp.	9,600	194,197
Amano Corp.	18,800	200,862
Anritsu Corp.(a)	24,600	187,704
Azbil Corp.(a)	20,700	507,428
Canon Electronics, Inc.	11,400	210,343
CONEXIO Corp.	9,200	91,249
Investments	Shares	Value

Daiwabo Holdings Co., Ltd.	50,000	$96,631
Enplas Corp.(a)	1,329	67,846
Hakuto Co., Ltd.	8,900	89,815
Horiba Ltd.(a)	6,200	225,516
Japan Aviation Electronics Industry Ltd.	7,000	159,533
Kaga Electronics Co., Ltd.	5,400	62,371
Koa Corp.	6,700	70,668
Macnica, Inc.	3,200	102,101
Nichicon Corp.	15,100	108,472
Nippon Signal Co., Ltd. (The)	8,900	91,357
Nohmi Bosai Ltd.	8,666	135,723
Oki Electric Industry Co., Ltd.	79,000	184,366
Optex Co., Ltd.	5,100	92,102
Ryoden Trading Co., Ltd.	15,000	112,266
Ryosan Co., Ltd.	6,600	141,994
Sanshin Electronics Co., Ltd.	6,800	50,646
Siix Corp.(a)	5,400	93,877
SMK Corp.(a)	15,000	72,884
Taiyo Yuden Co., Ltd.(a)	8,700	97,394
Tomen Electronics Corp.	5,100	76,341
Topcon Corp.	4,200	95,567
UKC Holdings Corp.	3,700	60,410

Total Electronic Equipment, Instruments & Components		3,679,663
Energy Equipment & Services – 0.1%
Shinko Plantech Co., Ltd.(a)	14,200	108,867
Food & Staples Retailing – 3.1%
Ain Pharmaciez, Inc.(a)	3,262	74,461
Arcs Co., Ltd.	11,200	234,220
Belc Co., Ltd.	5,600	153,918
Cawachi Ltd.	5,100	87,313
Cocokara fine, Inc.(a)	4,300	112,503
Heiwado Co., Ltd.	9,300	156,250
Kasumi Co., Ltd.	12,800	116,570
Kato Sangyo Co., Ltd.	8,000	167,811
Maruetsu, Inc. (The)	16,000	76,284
Matsumotokiyoshi Holdings Co., Ltd.	7,600	224,131
Ministop Co., Ltd.(a)	6,900	96,177
Mitsubishi Shokuhin Co., Ltd.	8,300	188,782
Okuwa Co., Ltd.	6,000	54,041
Qol Co., Ltd.	7,200	42,861
S Foods, Inc.	1,400	23,636
San-A Co., Ltd.	3,800	126,615
UNY Group Holdings Co., Ltd.(a)	79,736	423,776
Valor Co., Ltd.	8,900	143,932
Welcia Holdings Co., Ltd.(a)	4,200	125,202
Yokohama Reito Co., Ltd.	9,900	73,464

Total Food & Staples Retailing		2,701,947
Food Products – 3.7%
Ariake Japan Co., Ltd.	5,600	125,482
Ezaki Glico Co., Ltd.	6,500	224,577
Fuji Oil Co., Ltd.	16,751	247,230
Fujicco Co., Ltd.	4,000	51,780

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Hokuto Corp.	7,700	$138,985
J-Oil Mills, Inc.	43,000	141,903
Kagome Co., Ltd.(a)	11,800	186,636
Kameda Seika Co., Ltd.	1,400	41,989
Kewpie Corp.(a)	19,500	329,222
Marudai Food Co., Ltd.	41,000	153,243
Maruha Nichiro Corp.(a)	8,800	131,083
Megmilk Snow Brand Co., Ltd.	14,400	188,377
Mitsui Sugar Co., Ltd.	28,000	93,678
Morinaga Milk Industry Co., Ltd.	52,000	167,337
Nagatanien Co., Ltd.	3,000	29,427
Nakamuraya Co., Ltd.	12,000	47,149
Nichirei Corp.	56,000	235,343
Nippon Beet Sugar Manufacturing Co., Ltd.	34,000	59,820
Nippon Flour Mills Co., Ltd.	29,000	140,380
Nisshin Oillio Group Ltd. (The)(a)	63,000	211,924
Rock Field Co., Ltd.(a)	2,800	49,545
Sakata Seed Corp.	5,400	68,771
Showa Sangyo Co., Ltd.	28,000	102,357
Starzen Co., Ltd.	28,000	87,297
Warabeya Nichiyo Co., Ltd.	2,100	37,694

Total Food Products		3,291,229
Gas Utilities – 0.2%
Saibu Gas Co., Ltd.(a)	52,000	123,725
Shizuoka Gas Co., Ltd.	10,200	67,879

Total Gas Utilities		191,604
Health Care Equipment & Supplies – 1.7%
Asahi Intecc Co., Ltd.(a)	1,300	59,492
Hogy Medical Co., Ltd.	2,800	148,302
Nagaileben Co., Ltd.	7,700	149,234
Nakanishi, Inc.	2,000	73,659
Nihon Kohden Corp.	6,400	336,059
Nikkiso Co., Ltd.	12,400	136,666
Nipro Corp.(a)	48,323	401,315
Nissui Pharmaceutical Co., Ltd.	6,000	69,958
Paramount Bed Holdings Co., Ltd.	3,903	111,900

Total Health Care Equipment & Supplies		1,486,585
Health Care Providers & Services – 0.9%
As One Corp.	3,000	94,216
BML, Inc.	3,000	94,626
Message Co., Ltd.	1,900	65,213
Nichii Gakkan Co.	18,200	144,180
Ship Healthcare Holdings, Inc.(a)	4,359	139,478
Toho Holdings Co., Ltd.	8,300	158,668
Vital KSK Holdings, Inc.(a)	9,900	86,821

Total Health Care Providers & Services		783,202
Hotels, Restaurants & Leisure – 3.3%
Accordia Golf Co., Ltd.(a)	36,500	383,317
Aeon Fantasy Co., Ltd.(a)	4,800	63,405
Doutor Nichires Holdings Co., Ltd.	7,100	112,492
Fuji Kyuko Co., Ltd.	3,000	34,076
Hiramatsu, Inc.	7,900	45,875
Investments	Shares	Value

Ichibanya Co., Ltd.	2,248	$109,024
Kyoritsu Maintenance Co., Ltd.(a)	2,200	89,448
MOS Food Services, Inc.(a)	2,800	55,875
Ohsho Food Service Corp.(a)	5,800	224,185
PGM Holdings K.K.	8,100	77,533
Plenus Co., Ltd.	5,300	121,804
Resorttrust, Inc.	17,600	392,930
Round One Corp.	28,000	168,467
Royal Holdings Co., Ltd.	3,200	51,663
Saizeriya Co., Ltd.(a)	7,700	103,116
St. Marc Holdings Co., Ltd.(a)	2,500	126,259
Starbucks Coffee Japan Ltd.(a)	8,200	109,289
Tokyo Dome Corp.	21,000	88,445
Tokyotokeiba Co., Ltd.(a)	26,000	74,425
WATAMI Co., Ltd.(a)	6,900	82,150
Yoshinoya Holdings Co., Ltd.	11,400	136,557
Zensho Holdings Co., Ltd.(a)	25,305	224,226

Total Hotels, Restaurants & Leisure		2,874,561
Household Durables – 2.4%
Cleanup Corp.	9,200	79,592
Foster Electric Co., Ltd.(a)	10,802	155,390
France Bed Holdings Co., Ltd.	14,000	24,121
Fuji Corp., Ltd.	15,800	88,150
Fujitsu General Ltd.	10,000	122,704
Haseko Corp.	9,400	72,581
Higashi Nihon House Co., Ltd.(a)	14,000	67,770
Misawa Homes Co., Ltd.	10,341	104,923
PanaHome Corp.	40,000	277,861
Pressance Corp.	2,500	69,739
Sangetsu Co., Ltd.	9,100	229,211
Starts Corp., Inc.(a)	7,000	103,569
Sumitomo Forestry Co., Ltd.	23,700	254,943
Tama Home Co., Ltd.(a)	25,946	163,678
Tamron Co., Ltd.	5,700	109,484
TOA Corp.	5,700	59,757
Token Corp.	2,480	113,493
West Holdings Corp.(a)	4,000	43,393

Total Household Durables		2,140,359
Household Products – 0.7%
Lion Corp.	54,000	290,442
Pigeon Corp.	6,000	339,669

Total Household Products		630,111
Industrial Conglomerates – 0.7%
Keihan Electric Railway Co., Ltd.(a)	89,110	383,426
Nisshinbo Holdings, Inc.	32,000	268,672

Total Industrial Conglomerates		652,098
Internet & Catalog Retail – 0.3%
Belluna Co., Ltd.	15,800	69,425
Ikyu Corp.	6,100	83,635
Senshukai Co., Ltd.(a)	13,000	104,171

Total Internet & Catalog Retail		257,231

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Internet Software & Services – 1.1%
Dena Co., Ltd.(a)	37,683	$479,218
F@N Communications, Inc.	1,800	20,659
GMO Internet, Inc.	12,800	111,320
Gree, Inc.(a)	31,100	212,068
Gurunavi, Inc.(a)	4,100	56,588
Internet Initiative Japan, Inc.(a)	3,500	70,258

Total Internet Software & Services		950,111
IT Services – 1.6%
Bit-isle, Inc.	12,400	67,937
Future Architect, Inc.	5,200	30,671
Ines Corp.	16,200	136,901
Information Services International-Dentsu Ltd.	4,900	53,067
IT Holdings Corp.	13,300	232,670
NEC Networks & System Integration Corp.	10,100	228,158
NET One Systems Co., Ltd.(a)	39,600	228,514
Nihon Unisys Ltd.	14,000	126,478
NS Solutions Corp.	10,600	315,019

Total IT Services		1,419,415
Leisure Products – 1.2%
Daikoku Denki Co., Ltd.(a)	5,900	103,860
Fields Corp.	10,600	154,997
Heiwa Corp.	24,300	480,484
Mars Engineering Corp.	6,600	116,664
Mizuno Corp.(a)	22,000	116,523
Tomy Co., Ltd.(a)	19,600	108,993

Total Leisure Products		1,081,521
Life Sciences Tools & Services – 0.1%
CMIC Holdings Co., Ltd.(a)	3,300	59,294
EPS Corp.	5,100	65,880

Total Life Sciences Tools & Services		125,174
Machinery – 6.4%
Anest Iwata Corp.	3,900	28,478
Asahi Diamond Industrial Co., Ltd.	14,000	202,671
Bando Chemical Industries Ltd.	18,000	70,723
CKD Corp.(a)	9,500	86,257
Daifuku Co., Ltd.	16,700	196,238
DMG Mori Seiki Co., Ltd.	14,700	188,415
Fujitec Co., Ltd.(a)	10,200	111,117
Glory Ltd.	11,200	316,003
Harmonic Drive Systems, Inc.(a)	3,000	44,359
Hitachi Koki Co., Ltd.	33,600	292,214
Hitachi Zosen Corp.(a)	35,335	208,412
Hosokawa Micron Corp.	9,000	53,412
Iseki & Co., Ltd.(a)	35,000	85,829
Japan Steel Works Ltd. (The)(a)	62,018	248,762
Kato Works Co., Ltd.	6,000	45,781
Kito Corp.(a)	2,000	25,088
Kitz Corp.	19,600	97,736
Kobelco Eco-Solutions Co., Ltd.(a)	20,433	135,978
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,671	96,573
Makino Milling Machine Co., Ltd.(a)	10,000	73,932
Investments	Shares	Value

Meidensha Corp.	28,000	$110,269
Mitsubishi Nichiyu Forklift Co., Ltd.	3,000	23,027
Mitsui Engineering & Shipbuilding Co., Ltd.	45,000	101,326
Miura Co., Ltd.(a)	23,400	275,181
Morita Holdings Corp.	6,800	70,917
Nachi-Fujikoshi Corp.	27,000	197,402
Nippon Sharyo Ltd.(a)	31,000	111,345
Nippon Thompson Co., Ltd.	12,000	62,027
Nitta Corp.	5,200	126,237
Obara Group, Inc.(a)	2,800	102,612
Oiles Corp.	7,200	138,493
OKUMA Corp.(a)	12,000	95,939
OSG Corp.	14,100	244,223
Shima Seiki Manufacturing Ltd.(a)	6,000	98,783
Sintokogio Ltd.	10,600	74,116
Sodick Co., Ltd.(a)	19,700	216,764
Star Micronics Co., Ltd.	13,400	197,039
Tadano Ltd.	10,000	184,056
Takuma Co., Ltd.	10,000	63,449
Tocalo Co., Ltd.	5,300	110,257
Tsubakimoto Chain Co.	21,000	173,445
Tsugami Corp.(a)	18,000	100,260
Tsukishima Kikai Co., Ltd.	4,000	44,633
Union Tool Co.	2,400	65,965
YAMABIKO Corp.	1,400	56,730

Total Machinery		5,652,473
Marine – 0.6%
Iino Kaiun Kaisha Ltd.	16,100	91,878
Kawasaki Kisen Kaisha Ltd.(a)	149,000	316,487
NS United Kaiun Kaisha Ltd.	49,740	122,882

Total Marine		531,247
Media – 1.5%
Asatsu-DK, Inc.	18,400	461,447
Avex Group Holdings, Inc.(a)	15,000	227,403
Daiichikosho Co., Ltd.(a)	2,500	67,209
OPT, Inc.(a)	7,832	54,762
SKY Perfect JSAT Holdings, Inc.	65,900	387,488
Zenrin Co., Ltd.(a)	10,500	124,436

Total Media		1,322,745
Metals & Mining – 2.2%
Aichi Steel Corp.	46,000	168,996
Asahi Holdings, Inc.	10,900	194,957
Daido Steel Co., Ltd.(a)	36,000	143,416
Kurimoto Ltd.	28,000	61,006
Mitsubishi Steel Manufacturing Co., Ltd.	40,987	91,169
Mitsui Mining & Smelting Co., Ltd.	70,000	186,335
Neturen Co., Ltd.	10,800	80,044
Nippon Denko Co., Ltd.	21,000	52,072
Nisshin Steel Co., Ltd.(a)	10,932	99,259
Nittetsu Mining Co., Ltd.	19,000	77,597
Sanyo Special Steel Co., Ltd.	19,000	70,149
Toho Zinc Co., Ltd.	23,000	87,433

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Toyo Kohan Co., Ltd.	28,000	$151,620
UACJ Corp.	68,532	260,521
Yamato Kogyo Co., Ltd.	6,700	223,547

Total Metals & Mining		1,948,121
Multiline Retail – 0.5%
Fuji Co., Ltd.(a)	2,800	55,492
H2O Retailing Corp.(a)	17,400	291,230
Seria Co., Ltd.	2,246	85,585

Total Multiline Retail		432,307
Oil, Gas & Consumable Fuels – 0.9%
Cosmo Oil Co., Ltd.	65,000	109,622
Itochu Enex Co., Ltd.	33,700	217,201
Mitsuuroko Group Holdings Co., Ltd.	4,500	22,399
Nippon Gas Co., Ltd.	5,600	132,885
San-Ai Oil Co., Ltd.	28,000	194,758
Sinanen Co., Ltd.	20,000	80,952

Total Oil, Gas & Consumable Fuels		757,817
Paper & Forest Products – 0.8%
Daiken Corp.	31,000	81,106
Daio Paper Corp.(a)	14,000	118,693
Hokuetsu Kishu Paper Co., Ltd.(a)	44,300	181,731
Nippon Paper Industries Co., Ltd.(a)	17,400	260,298
Tokushu Tokai Paper Co., Ltd.	41,000	96,805

Total Paper & Forest Products		738,633
Personal Products – 1.1%
Artnature, Inc.	1,000	27,112
Dr. Ci:Labo Co., Ltd.	4,200	137,454
Kose Corp.	9,000	382,333
Mandom Corp.	4,500	155,271
Pola Orbis Holdings, Inc.	7,866	307,985

Total Personal Products		1,010,155
Pharmaceuticals – 2.7%
Fuso Pharmaceutical Industries Ltd.	28,000	83,213
JCR Pharmaceuticals Co., Ltd.	1,700	42,184
Kaken Pharmaceutical Co., Ltd.	28,000	631,752
KYORIN Holdings, Inc.	16,500	334,828
Mochida Pharmaceutical Co., Ltd.	3,500	236,109
Nichi-iko Pharmaceutical Co., Ltd.	10,900	176,177
Nippon Shinyaku Co., Ltd.	6,000	181,595
Rohto Pharmaceutical Co., Ltd.	10,000	134,099
Sawai Pharmaceutical Co., Ltd.	700	40,266
Tsumura & Co.(a)	18,100	403,762
ZERIA Pharmaceutical Co., Ltd.(a)	4,800	98,980

Total Pharmaceuticals		2,362,965
Professional Services – 0.9%
en-japan, Inc.	2,300	44,681
Funai Soken Holdings, Inc.	7,600	70,114
Meitec Corp.	6,700	199,116
Nihon M&A Center, Inc.	3,000	87,105
Nomura Co., Ltd.	6,800	63,044
Pasco Corp.	12,000	46,274
Investments	Shares	Value

Temp Holdings Co., Ltd.	5,600	$170,509
Weathernews, Inc.	1,100	31,186
Yumeshin Holdings Co., Ltd.(a)	13,900	107,328

Total Professional Services		819,357
Real Estate Management & Development – 1.2%
Daikyo, Inc.(a)	113,000	211,176
Heiwa Real Estate Co., Ltd.	3,300	51,984
Jowa Holdings Co., Ltd.(a)	5,000	171,840
Keihanshin Building Co., Ltd.	13,100	71,176
Relo Holdings, Inc.	2,948	203,440
Sumitomo Real Estate Sales Co., Ltd.	7,200	165,798
Sun Frontier Fudousan Co., Ltd.(a)	4,000	45,727
Takara Leben Co., Ltd.(a)	18,300	68,065
TOC Co., Ltd.	11,900	76,914

Total Real Estate Management & Development		1,066,120
Road & Rail – 2.3%
Fukuyama Transporting Co., Ltd.(a)	43,000	214,422
Hitachi Transport System Ltd.	17,500	225,899
Ichinen Holdings Co., Ltd.	5,000	41,570
Maruzen Showa Unyu Co., Ltd.	9,000	28,470
Nankai Electric Railway Co., Ltd.	59,838	274,929
Nishi-Nippon Railroad Co., Ltd.	85,000	320,799
Sankyu, Inc.	57,000	304,499
Seino Holdings Co., Ltd.	23,000	184,302
Senko Co., Ltd.(a)	32,000	139,149
Sotetsu Holdings, Inc.(a)	76,000	275,053
Trancom Co., Ltd.	1,000	44,897

Total Road & Rail		2,053,989
Semiconductors & Semiconductor Equipment – 1.5%
Advantest Corp.(a)	18,700	241,048
Dainippon Screen Manufacturing Co., Ltd.(a)	18,000	91,563
Disco Corp.(a)	3,800	258,079
MegaChips Corp.	6,092	81,305
Mimasu Semiconductor Industry Co., Ltd.	8,400	75,274
Mitsui High-Tec, Inc.	6,800	44,075
Nuflare Technology, Inc.	2,000	99,731
Sanken Electric Co., Ltd.	17,000	142,732
Shindengen Electric Manufacturing Co., Ltd.	16,000	109,249
Shinko Electric Industries Co., Ltd.	23,400	170,868
UT Holdings Co., Ltd.	3,800	19,988

Total Semiconductors & Semiconductor Equipment		1,333,912
Software – 1.4%
Broadleaf Co., Ltd.	4,000	64,397
Capcom Co., Ltd.(a)	14,200	222,913
DTS Corp.	1,200	25,117
Fuji Soft, Inc.	2,900	70,639
Koei Tecmo Holdings Co., Ltd.	19,800	319,486
Marvelous, Inc.(a)	5,000	58,070
Miroku Jyoho Service Co., Ltd.	10,000	54,332
Square Enix Holdings Co., Ltd.(a)	15,850	336,521
Systena Corp.	11,200	85,357

Total Software		1,236,832

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2014

Investments	Shares	Value

Specialty Retail – 5.4%
Adastria Holdings Co., Ltd.(a)	10,861	$211,883
Alpen Co., Ltd.(a)	7,900	121,566
AOKI Holdings, Inc.	19,800	227,792
Aoyama Trading Co., Ltd.	15,800	368,011
Arcland Sakamoto Co., Ltd.(a)	2,948	69,094
Autobacs Seven Co., Ltd.(a)	29,300	455,413
Bic Camera, Inc.(a)	11,400	107,458
Chiyoda Co., Ltd.	8,400	169,769
DCM Holdings Co., Ltd.	38,000	260,504
EDION Corp.(a)	34,100	215,427
Geo Holdings Corp.(a)	25,600	220,539
Gulliver International Co., Ltd.	13,600	115,673
Honeys Co., Ltd.(a)	8,140	85,856
Jin Co., Ltd.(a)	2,700	72,783
Joshin Denki Co., Ltd.	9,000	80,487
K’s Holdings Corp.(a)	11,917	354,702
Keiyo Co., Ltd.(a)	16,500	74,908
Komeri Co., Ltd.(a)	5,500	124,997
Konaka Co., Ltd.	11,100	66,785
Nishimatsuya Chain Co., Ltd.(a)	14,600	113,930
Pal Co., Ltd.	4,600	124,965
Right On Co., Ltd.(a)	9,700	63,137
Sanrio Co., Ltd.(a)	19,905	577,035
United Arrows Ltd.(a)	4,300	158,954
VT Holdings Co., Ltd.(a)	25,754	92,268
Xebio Co., Ltd.	7,800	118,250
Yellow Hat Ltd.	5,100	112,047

Total Specialty Retail		4,764,233
Technology Hardware, Storage & Peripherals – 1.0%
Elecom Co., Ltd.	2,000	45,071
Japan Digital Laboratory Co., Ltd.(a)	5,600	103,531
Melco Holdings, Inc.	5,600	107,002
Riso Kagaku Corp.	5,282	170,939
Roland DG Corp.	1,700	70,126
Toshiba TEC Corp.	33,000	213,592
Wacom Co., Ltd.(a)	46,000	198,769

Total Technology Hardware, Storage & Peripherals		909,030
Textiles, Apparel & Luxury Goods – 2.0%
Daidoh Ltd.	11,800	58,841
Descente Ltd.	5,000	43,165
Fujibo Holdings, Inc.	28,000	82,192
Gunze Ltd.	78,000	219,007
Japan Wool Textile Co., Ltd. (The)	16,000	110,561
Kurabo Industries Ltd.	92,000	155,996
Onward Holdings Co., Ltd.	45,639	284,997
Seiko Holdings Corp.	22,000	96,267
Seiren Co., Ltd.	9,000	80,405
TSI Holdings Co., Ltd.	23,400	164,042
Wacoal Holdings Corp.	40,000	389,443
Yondoshi Holdings, Inc.	3,100	62,088

Total Textiles, Apparel & Luxury Goods		1,747,004
Investments	Shares	Value

Trading Companies & Distributors – 3.5%
Daiichi Jitsugyo Co., Ltd.	23,000	$128,739
Emori Group Holdings Co., Ltd.	3,000	54,533
Hanwa Co., Ltd.	52,000	194,357
Inaba Denki Sangyo Co., Ltd.	9,400	316,204
Iwatani Corp.(a)	21,000	145,494
Kamei Corp.	7,700	55,945
Kanamoto Co., Ltd.	2,400	88,609
Kanematsu Corp.	48,000	77,013
MISUMI Group, Inc.	9,600	289,676
MonotaRO Co., Ltd.(a)	2,100	52,589
Nagase & Co., Ltd.(a)	24,000	291,645
Nippon Steel & Sumikin Bussan Corp.	89,960	346,899
Seika Corp.	19,000	46,420
Shinsho Corp.	28,000	69,429
Sojitz Corp.	233,200	365,654
Trusco Nakayama Corp.	5,000	129,313
Wakita & Co., Ltd.	10,545	111,607
Yamazen Corp.	19,600	153,484
Yuasa Trading Co., Ltd.	7,000	135,731

Total Trading Companies & Distributors		3,053,341
Transportation Infrastructure – 0.5%
Japan Airport Terminal Co., Ltd.(a)	4,300	172,478
Nissin Corp.	28,000	73,513
Sumitomo Warehouse Co., Ltd. (The)	35,000	184,740

Total Transportation Infrastructure		430,731
TOTAL COMMON STOCKS (Cost: $86,172,260)		86,967,711
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 24.7%
United States – 24.7%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $21,759,510)(c)	21,759,510	21,759,510
TOTAL INVESTMENTS IN SECURITIES – 123.2% (Cost: $107,931,770)		108,727,221
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (23.2)%		(20,491,561)

NET ASSETS – 100.0%		$88,235,660
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $20,656,152 and the total market value of the collateral held by the Fund was $21,766,230. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,720.

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.7%
Japan – 98.7%
Electronic Equipment, Instruments & Components – 29.1%
Ai Holdings Corp.	200	$4,046
Alps Electric Co., Ltd.	900	15,449
Anritsu Corp.(a)	700	5,341
Azbil Corp.	300	7,354
Citizen Holdings Co., Ltd.	1,500	9,832
Enplas Corp.	50	2,553
Hamamatsu Photonics K.K.(a)	350	16,623
Hirose Electric Co., Ltd.(a)	150	18,515
Hitachi High-Technologies Corp.	300	8,615
Hitachi Ltd.	22,100	168,729
Horiba Ltd.	200	7,275
Hoya Corp.	2,000	67,168
Ibiden Co., Ltd.	600	11,683
Iriso Electronics Co., Ltd.	50	3,966
Japan Aviation Electronics Industry Ltd.	400	9,116
Japan Display, Inc.*	1,400	6,752
Keyence Corp.	205	89,077
Kyocera Corp.(a)	1,620	75,480
Mitsumi Electric Co., Ltd.(a)	400	2,888
Murata Manufacturing Co., Ltd.	920	104,585
Nichicon Corp.	400	2,873
Nippon Electric Glass Co., Ltd.(a)	2,000	9,736
Nippon Signal Co., Ltd. (The)	300	3,079
Oki Electric Industry Co., Ltd.	3,000	7,001
Omron Corp.	1,030	46,761
Shimadzu Corp.	1,300	11,247
Taiyo Yuden Co., Ltd.(a)	500	5,597
TDK Corp.	550	30,685
Topcon Corp.	400	9,102
Yaskawa Electric Corp.(a)	1,100	14,891
Yokogawa Electric Corp.(a)	900	11,831

Total Electronic Equipment, Instruments & Components		787,850
Household Durables – 10.7%
Alpine Electronics, Inc.	200	3,295
Casio Computer Co., Ltd.(a)	1,400	23,330
Nikon Corp.(a)	1,700	24,564
Panasonic Corp.(a)	10,700	127,245
Pioneer Corp.*(a)	1,300	3,567
Sharp Corp.*(a)	8,000	22,754
Sony Corp.(a)	4,700	85,306

Total Household Durables		290,061
Internet & Catalog Retail – 1.8%
Rakuten, Inc.(a)	3,800	43,752
Start Today Co., Ltd.(a)	300	6,528

Total Internet & Catalog Retail		50,280
Internet Software & Services – 2.2%
Dena Co., Ltd.(a)	500	6,359
GMO Internet, Inc.	300	2,609
Gree, Inc.(a)	500	3,409
Investments	Shares	Value

Internet Initiative Japan, Inc.(a)	200	$4,015
Kakaku.com, Inc.(a)	700	9,942
Mixi, Inc.(a)	200	10,010
Yahoo Japan Corp.(a)	6,300	23,949

Total Internet Software & Services		60,293
IT Services – 5.7%
Fujitsu Ltd.	10,000	61,534
IT Holdings Corp.	400	6,998
Itochu Techno-Solutions Corp.	120	5,043
NEC Networks & System Integration Corp.	200	4,518
NET One Systems Co., Ltd.(a)	400	2,308
Nomura Research Institute Ltd.	600	19,390
NS Solutions Corp.	100	2,972
NTT Data Corp.(a)	600	21,605
Obic Co., Ltd.	300	10,721
Otsuka Corp.(a)	300	11,924
SCSK Corp.	300	8,060

Total IT Services		155,073
Leisure Products – 2.6%
Bandai Namco Holdings, Inc.	1,100	28,228
Heiwa Corp.	200	3,955
Sankyo Co., Ltd.(a)	240	8,598
Sega Sammy Holdings, Inc.(a)	1,100	17,699
Yamaha Corp.	900	11,757

Total Leisure Products		70,237
Media – 3.9%
Asatsu-DK, Inc.	200	5,016
Avex Group Holdings, Inc.(a)	200	3,032
Daiichikosho Co., Ltd.(a)	200	5,377
Dentsu, Inc.	1,240	47,194
Hakuhodo DY Holdings, Inc.(a)	1,400	14,166
Shochiku Co., Ltd.	1,000	9,298
SKY Perfect JSAT Holdings, Inc.	900	5,292
Toei Co., Ltd.	400	2,075
Toho Co., Ltd.	690	15,600

Total Media		107,050
Semiconductors & Semiconductor Equipment – 4.7%
Advantest Corp.(a)	700	9,023
Dainippon Screen Manufacturing Co., Ltd.	1,100	5,595
Disco Corp.	130	8,829
Micronics Japan Co., Ltd.	100	5,661
Rohm Co., Ltd.	460	28,935
Sanken Electric Co., Ltd.	800	6,717
Sumco Corp.(a)	400	4,828
Tokyo Electron Ltd.	830	54,161
Tokyo Seimitsu Co., Ltd.(a)	200	3,360

Total Semiconductors & Semiconductor Equipment		127,109
Software – 4.2%
Capcom Co., Ltd.(a)	200	3,140
GungHo Online Entertainment, Inc.(a)	1,700	8,105
Konami Corp.(a)	500	10,420
Nexon Co., Ltd.	700	5,775

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2014

Investments	Shares	Value

Nintendo Co., Ltd.	520	$56,553
Oracle Corp.	150	5,853
Square Enix Holdings Co., Ltd.(a)	330	7,006
Trend Micro, Inc.(a)	470	15,896

Total Software		112,748
Technology Hardware, Storage & Peripherals – 15.2%
Brother Industries Ltd.(a)	1,130	20,901
Canon, Inc.	5,270	171,535
Eizo Corp.	100	2,306
FUJIFILM Holdings Corp.	2,230	68,509
Hitachi Maxell Ltd.	100	1,578
Konica Minolta, Inc.(a)	2,400	25,905
NEC Corp.(a)	12,000	41,461
Ricoh Co., Ltd.	3,300	35,438
Riso Kagaku Corp.	100	3,236
Seiko Epson Corp.	700	33,630
Toshiba TEC Corp.	800	5,178
Wacom Co., Ltd.(a)	700	3,025

Total Technology Hardware, Storage & Peripherals		412,702
Wireless Telecommunication Services – 18.6%
Japan Communications, Inc.*(a)	600	3,342
KDDI Corp.(a)	2,450	147,253
NTT DOCOMO, Inc.(a)	6,400	106,798
SoftBank Corp.	3,510	246,031

Total Wireless Telecommunication Services		503,424
TOTAL COMMON STOCKS (Cost: $2,649,883)		2,676,827
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.8%
United States – 29.8%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $806,820)(c)	806,820	806,820
TOTAL INVESTMENTS IN SECURITIES – 128.5% (Cost: $3,456,703)		3,483,647
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (28.5)%		(773,248)

NET ASSETS – 100.0%		$2,710,399
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $767,265 and the total market value of the collateral held by the Fund was $806,820.

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	12,183	$464,241
Mitsui-Soko Co., Ltd.	103,090	381,554
Yusen Logistics Co., Ltd.	30,500	321,418

Total Air Freight & Logistics		1,167,213
Auto Components – 5.8%
Aisan Industry Co., Ltd.	49,400	388,643
Akebono Brake Industry Co., Ltd.(a)	22,632	95,525
Calsonic Kansei Corp.(a)	126,000	685,738
Daido Metal Co., Ltd.	35,000	454,989
Eagle Industry Co., Ltd.(a)	17,800	361,533
Exedy Corp.	27,325	691,750
G-Tekt Corp.	26,600	253,888
Keihin Corp.(a)	13,921	183,887
Kinugawa Rubber Industrial Co., Ltd.	66,372	281,958
KYB Co., Ltd.	148,400	668,304
Musashi Seimitsu Industry Co., Ltd.(a)	18,505	366,743
NHK Spring Co., Ltd.	155,563	1,524,502
Nifco, Inc.	44,086	1,358,409
Nissin Kogyo Co., Ltd.(a)	32,800	539,117
Pacific Industrial Co., Ltd.(a)	37,300	282,568
Press Kogyo Co., Ltd.(a)	119,000	490,341
Riken Corp.	75,687	320,149
Sanden Corp.	85,963	509,376
Sanoh Industrial Co., Ltd.(a)	55,597	380,125
Showa Corp.	50,600	553,996
T. RAD Co., Ltd.	120,000	300,834
Tachi-S Co., Ltd.(a)	5,200	75,183
Taiho Kogyo Co., Ltd.	39,700	453,838
Takata Corp.(a)	13,100	297,122
Tokai Rika Co., Ltd.	64,158	1,355,743
Tokai Rubber Industries Ltd.(a)	21,800	192,373
Topre Corp.	38,100	541,482
Toyo Tire & Rubber Co., Ltd.	64,500	1,102,489
Toyota Boshoku Corp.(a)	99,000	1,037,878
TPR Co., Ltd.	20,500	494,302
TS Tech Co., Ltd.	35,700	867,644
Unipres Corp.(a)	22,003	431,054

Total Auto Components		17,541,483
Banks – 7.3%
77 Bank Ltd. (The)	184,000	969,525
Aomori Bank Ltd. (The)	151,622	460,277
Ashikaga Holdings Co., Ltd.	139,800	518,698
Awa Bank Ltd. (The)(a)	51,378	296,011
Bank of Iwate Ltd. (The)(a)	15,400	679,484
Bank of Nagoya Ltd. (The)	63,691	243,279
Bank of Saga Ltd. (The)	211,448	485,755
Bank of the Ryukyus Ltd.	25,708	406,144
Daisan Bank Ltd. (The)	181,083	302,094
Daishi Bank Ltd. (The)(a)	205,552	717,685
Ehime Bank Ltd. (The)(a)	237,144	529,653
Investments	Shares	Value

Eighteenth Bank Ltd. (The)	177,046	$490,651
FIDEA Holdings Co., Ltd.(a)	177,227	387,752
Fukui Bank Ltd. (The)	96,671	231,774
Higashi-Nippon Bank Ltd. (The)	196,000	496,723
Hokkoku Bank Ltd. (The)(a)	234,621	797,790
Hyakugo Bank Ltd. (The)	13,000	52,145
Hyakujushi Bank Ltd. (The)	106,000	339,177
Jimoto Holdings, Inc.(a)	104,700	214,755
Juroku Bank Ltd. (The)	238,000	891,727
Kagoshima Bank Ltd. (The)	91,719	582,781
Kansai Urban Banking Corp.	65,700	751,661
Keiyo Bank Ltd. (The)	232,684	1,185,745
Kiyo Bank Ltd. (The)	67,090	956,550
Michinoku Bank Ltd. (The)	111,780	217,049
Mie Bank Ltd. (The)	126,389	293,807
Minato Bank Ltd. (The)	208,000	409,572
Miyazaki Bank Ltd. (The)	207,000	635,936
Musashino Bank Ltd. (The)	23,005	763,373
Nanto Bank Ltd. (The)(a)	200,000	807,694
Nishi-Nippon City Bank Ltd. (The)(a)	669,000	1,786,927
North Pacific Bank Ltd.	143,015	563,221
Ogaki Kyoritsu Bank Ltd. (The)	82,423	223,161
Oita Bank Ltd. (The)	98,000	368,968
Senshu Ikeda Holdings, Inc.	6,240	32,083
Shiga Bank Ltd. (The)	49,923	274,885
Tochigi Bank Ltd. (The)	37,843	148,343
Toho Bank Ltd. (The)	238,000	887,388
Tokyo Tomin Bank Ltd. (The)(a)	22,043	265,050
TOMONY Holdings, Inc.	61,477	258,361
Tottori Bank Ltd. (The)	166,000	346,543
Yachiyo Bank Ltd. (The)	12,200	386,481
Yamagata Bank Ltd. (The)(a)	18,000	84,343
Yamanashi Chuo Bank Ltd. (The)	50,066	219,534

Total Banks		21,960,555
Beverages – 1.0%
Coca-Cola West Co., Ltd.(a)	79,679	1,159,284
Ito En Ltd.(a)	32,700	690,100
Sapporo Holdings Ltd.	128,992	496,236
Takara Holdings, Inc.	102,811	782,599

Total Beverages		3,128,219
Building Products – 2.6%
Aica Kogyo Co., Ltd.	42,815	910,202
Bunka Shutter Co., Ltd.	37,000	329,541
Central Glass Co., Ltd.	140,933	498,491
Eidai Co., Ltd.	13,000	57,122
Nichias Corp.	98,827	653,171
Nitto Boseki Co., Ltd.	121,996	469,322
Noritz Corp.	30,400	536,805
Okabe Co., Ltd.	31,900	350,712
Sanwa Holdings Corp.(a)	182,966	1,301,003
Sekisui Jushi Corp.	30,200	407,182
Takara Standard Co., Ltd.	109,063	933,590
Takasago Thermal Engineering Co., Ltd.	96,972	1,254,417

Total Building Products		7,701,558

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Capital Markets – 1.8%
Ichigo Group Holdings Co., Ltd.(a)	62,400	$161,553
Ichiyoshi Securities Co., Ltd.(a)	56,188	673,057
IwaiCosmo Holdings, Inc.	36,100	359,700
kabu.com Securities Co., Ltd.	179,200	875,621
Kyokuto Securities Co., Ltd.	60,900	996,540
Monex Group, Inc.(a)	499,194	1,301,513
Sparx Group Co., Ltd.(a)	79,000	156,279
Takagi Securities Co., Ltd.(a)	172,233	400,378
Toyo Securities Co., Ltd.	117,198	323,725

Total Capital Markets		5,248,366
Chemicals – 8.5%
Achilles Corp.	231,000	324,299
ADEKA Corp.(a)	81,525	1,073,920
Chugoku Marine Paints Ltd.	56,000	420,147
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	44,714	239,274
Denki Kagaku Kogyo K.K.	495,000	1,619,992
Earth Chemical Co., Ltd.	21,500	782,032
Fujimi, Inc.	25,700	364,080
Fujimori Kogyo Co., Ltd.	9,400	281,927
Gun-Ei Chemical Industry Co., Ltd.	14,000	46,967
JSP Corp.(a)	22,823	396,352
Kaneka Corp.(a)	260,000	1,452,938
Koatsu Gas Kogyo Co., Ltd.	39,000	210,474
Konishi Co., Ltd.	10,400	186,109
Kumiai Chemical Industry Co., Ltd.	25,000	153,152
Kureha Corp.	150,648	741,601
Lintec Corp.(a)	46,365	980,176
Nihon Nohyaku Co., Ltd.	26,188	256,640
Nihon Parkerizing Co., Ltd.(a)	25,800	588,699
Nippon Kayaku Co., Ltd.	88,000	1,072,574
Nippon Soda Co., Ltd.	88,091	449,710
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	83,860	604,706
Nippon Valqua Industries Ltd.	79,688	229,558
NOF Corp.(a)	136,000	848,024
Okamoto Industries, Inc.	23,436	88,877
Riken Technos Corp.	35,600	164,540
Sakai Chemical Industry Co., Ltd.	119,000	384,028
Sakata INX Corp.(a)	56,000	558,494
Sanyo Chemical Industries Ltd.	62,176	382,595
Sekisui Plastics Co., Ltd.	80,000	222,435
Shikoku Chemicals Corp.(a)	26,000	177,766
Showa Denko K.K.(a)	1,026,692	1,347,770
Sumitomo Bakelite Co., Ltd.	169,092	662,834
Sumitomo Seika Chemicals Co., Ltd.	77,000	440,822
Taiyo Holdings Co., Ltd.	22,891	729,332
Takiron Co., Ltd.	82,000	412,635
Teijin Ltd.(a)	452,000	1,091,937
Toagosei Co., Ltd.	127,000	523,305
Tokai Carbon Co., Ltd.	78,000	216,163
Tokuyama Corp.(a)	207,012	681,265
Toyo Ink SC Holdings Co., Ltd.	226,512	1,057,242
Investments	Shares	Value

Toyobo Co., Ltd.	471,531	$683,472
Ube Industries Ltd.	994,930	1,587,244
Zeon Corp.(a)	89,000	907,079

Total Chemicals		25,643,186
Commercial Services & Supplies – 2.0%
Aeon Delight Co., Ltd.(a)	35,700	868,620
Daiseki Co., Ltd.(a)	18,907	351,959
Duskin Co., Ltd.(a)	58,600	957,836
Itoki Corp.	35,000	214,094
Kokuyo Co., Ltd.	69,603	560,910
Kyodo Printing Co., Ltd.	78,049	278,912
Kyoritsu Printing Co., Ltd.	79,800	216,059
Nippon Parking Development Co., Ltd.	253,900	287,010
Okamura Corp.(a)	79,076	599,044
Sato Holdings Corp.(a)	22,938	645,095
Toppan Forms Co., Ltd.(a)	70,500	727,526
Uchida Yoko Co., Ltd.	75,000	258,444

Total Commercial Services & Supplies		5,965,509
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	64,948	915,353
Construction & Engineering – 3.3%
Fudo Tetra Corp.	16,500	41,816
Kandenko Co., Ltd.	78,138	394,625
Kitano Construction Corp.	109,651	374,850
Kyowa Exeo Corp.	78,066	1,014,121
Kyudenko Corp.	32,890	388,581
Maeda Corp.	76,087	609,695
Maeda Road Construction Co., Ltd.	44,694	695,091
Mirait Holdings Corp.	33,800	391,629
Nippo Corp.	35,358	648,206
Nippon Densetsu Kogyo Co., Ltd.	26,800	429,259
Nippon Road Co., Ltd. (The)	72,291	405,296
Nippon Steel & Sumikin Texeng Co., Ltd.	23,296	124,874
Nishimatsu Construction Co., Ltd.	38,037	171,989
Okumura Corp.	144,853	845,124
Penta-Ocean Construction Co., Ltd.(a)	36,293	122,085
SHO-BOND Holdings Co., Ltd.	2,400	93,423
Taikisha Ltd.	13,065	292,160
Toda Corp.	87,549	439,760
Toenec Corp.	81,000	441,570
Tokyu Construction Co., Ltd.	54,600	270,773
Toshiba Plant Systems & Services Corp.	34,200	575,534
Totetsu Kogyo Co., Ltd.	15,479	364,768
Toyo Construction Co., Ltd.(a)	23,400	106,873
Toyo Engineering Corp.(a)	61,554	263,735
Yurtec Corp.	101,000	493,514

Total Construction & Engineering		9,999,351
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	236,404	775,837
Containers & Packaging – 0.9%
FP Corp.(a)	25,200	705,265
Fuji Seal International, Inc.(a)	19,605	615,700

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Nihon Yamamura Glass Co., Ltd.	246,000	$392,452
Rengo Co., Ltd.(a)	227,000	1,020,201

Total Containers & Packaging		2,733,618
Distributors – 0.6%
Doshisha Co., Ltd.	33,200	569,904
Happinet Corp.(a)	19,900	317,471
Paltac Corp.	60,257	737,179
Sankyo Seiko Co., Ltd.	84,474	312,653

Total Distributors		1,937,207
Diversified Consumer Services – 0.1%
Meiko Network Japan Co., Ltd.(a)	19,386	212,778
Studio Alice Co., Ltd.	11,160	143,347

Total Diversified Consumer Services		356,125
Diversified Financial Services – 0.2%
Ricoh Leasing Co., Ltd.	17,100	476,234
Electrical Equipment – 1.8%
Daihen Corp.	67,000	260,194
Denyo Co., Ltd.	2,000	27,294
Endo Lighting Corp.(a)	23,100	269,337
Fujikura Ltd.(a)	154,715	744,697
Furukawa Electric Co., Ltd.(a)	434,000	870,413
GS Yuasa Corp.(a)	123,000	716,505
Idec Corp.	3,336	27,857
Kyosan Electric Manufacturing Co., Ltd.	80,000	255,983
Nippon Carbon Co., Ltd.	157,000	271,936
Nissin Electric Co., Ltd.	47,765	283,903
Nitto Kogyo Corp.	30,700	615,707
Odelic Co., Ltd.	8,800	229,677
Tatsuta Electric Wire and Cable Co., Ltd.(a)	39,020	207,737
Ushio, Inc.	69,675	735,527

Total Electrical Equipment		5,516,767
Electronic Equipment, Instruments & Components – 4.6%
Ai Holdings Corp.	47,400	958,846
Amano Corp.	66,035	705,529
Anritsu Corp.(a)	101,300	772,944
Azbil Corp.(a)	73,954	1,812,866
Canon Electronics, Inc.(a)	46,200	852,444
CONEXIO Corp.	23,500	233,083
Daiwabo Holdings Co., Ltd.	210,396	406,618
Enplas Corp.(a)	4,589	234,271
Hakuto Co., Ltd.	25,934	261,716
Horiba Ltd.(a)	19,500	709,285
Japan Aviation Electronics Industry Ltd.	34,000	774,876
Kaga Electronics Co., Ltd.	38,300	442,373
Koa Corp.	18,547	195,623
Macnica, Inc.	12,100	386,070
Nichicon Corp.	59,482	427,292
Nippon Signal Co., Ltd. (The)	36,900	378,772
Nohmi Bosai Ltd.	62,791	983,408
Oki Electric Industry Co., Ltd.	254,000	592,771
Optex Co., Ltd.	11,800	213,098
Investments	Shares	Value

Ryoden Trading Co., Ltd.	73,723	$551,772
Ryosan Co., Ltd.	11,700	251,716
Sanshin Electronics Co., Ltd.(a)	38,500	286,745
Siix Corp.(a)	19,000	330,307
SMK Corp.(a)	39,000	189,498
Taiyo Yuden Co., Ltd.(a)	37,800	423,159
Tomen Electronics Corp.	16,619	248,766
Topcon Corp.	9,300	211,612
UKC Holdings Corp.	4,300	70,206

Total Electronic Equipment, Instruments & Components		13,905,666
Energy Equipment & Services – 0.3%
Modec, Inc.(a)	22,504	589,398
Toyo Kanetsu K.K.	93,558	226,869

Total Energy Equipment & Services		816,267
Food & Staples Retailing – 3.5%
Ain Pharmaciez, Inc.(a)	9,362	213,706
Arcs Co., Ltd.	40,294	842,649
Belc Co., Ltd.	19,100	524,969
Cocokara fine, Inc.(a)	14,800	387,219
Cosmos Pharmaceutical Corp.	900	114,125
Heiwado Co., Ltd.	35,263	592,458
Kasumi Co., Ltd.	58,679	534,394
Kato Sangyo Co., Ltd.	26,716	560,404
Maruetsu, Inc. (The)	102,000	486,312
Matsumotokiyoshi Holdings Co., Ltd.	35,500	1,046,926
Ministop Co., Ltd.(a)	23,300	324,770
Mitsubishi Shokuhin Co., Ltd.(a)	25,100	570,897
Okuwa Co., Ltd.	24,000	216,163
Qol Co., Ltd.(a)	43,600	259,545
S Foods, Inc.	40,200	678,704
San-A Co., Ltd.	14,700	489,799
UNY Group Holdings Co., Ltd.(a)	259,600	1,379,706
Valor Co., Ltd.	34,091	551,323
Welcia Holdings Co., Ltd.(a)	16,300	485,902
Yokohama Reito Co., Ltd.	29,828	221,341

Total Food & Staples Retailing		10,481,312
Food Products – 3.7%
Ariake Japan Co., Ltd.	26,728	598,910
Ezaki Glico Co., Ltd.	31,863	1,100,878
Fuji Oil Co., Ltd.	56,800	838,317
Fujicco Co., Ltd.	34,000	440,129
Hokuto Corp.(a)	19,991	360,838
J-Oil Mills, Inc.	157,981	521,347
Kagome Co., Ltd.(a)	42,900	678,531
Kameda Seika Co., Ltd.	2,300	68,982
Kewpie Corp.(a)	54,700	923,510
Kyokuyo Co., Ltd.	24,000	56,885
Marudai Food Co., Ltd.	127,000	474,680
Maruha Nichiro Corp.(a)	34,832	518,852
Megmilk Snow Brand Co., Ltd.(a)	55,200	722,111
Mitsui Sugar Co., Ltd.	73,492	245,878
Morinaga & Co., Ltd.	107,439	232,126

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Morinaga Milk Industry Co., Ltd.	67,411	$216,930
Nakamuraya Co., Ltd.	66,000	259,319
Nichirei Corp.	156,096	656,003
Nippon Beet Sugar Manufacturing Co., Ltd.	126,000	221,687
Nippon Flour Mills Co., Ltd.(a)	158,766	768,538
Rock Field Co., Ltd.(a)	6,900	122,092
Sakata Seed Corp.	6,400	81,506
Showa Sangyo Co., Ltd.	169,000	617,795
Starzen Co., Ltd.	112,000	349,186
Warabeya Nichiyo Co., Ltd.	1,700	30,515

Total Food Products		11,105,545
Gas Utilities – 0.3%
Saibu Gas Co., Ltd.(a)	202,362	481,485
Shizuoka Gas Co., Ltd.	52,492	349,324

Total Gas Utilities		830,809
Health Care Equipment & Supplies – 1.5%
Eiken Chemical Co., Ltd.	13,335	228,055
Hogy Medical Co., Ltd.(a)	10,000	529,650
Nagaileben Co., Ltd.	26,726	517,977
Nihon Kohden Corp.	22,783	1,196,318
Nikkiso Co., Ltd.	32,400	357,096
Nipro Corp.(a)	155,600	1,292,234
Nissui Pharmaceutical Co., Ltd.	28,800	335,796
Paramount Bed Holdings Co., Ltd.	5,021	143,954

Total Health Care Equipment & Supplies		4,601,080
Health Care Providers & Services – 0.7%
As One Corp.	2,000	62,811
BML, Inc.	12,000	378,504
Message Co., Ltd.	3,400	116,696
Nichii Gakkan Co.	57,900	458,682
Ship Healthcare Holdings, Inc.(a)	14,207	454,593
Toho Holdings Co., Ltd.	20,400	389,979
Vital KSK Holdings, Inc.(a)	43,084	377,837

Total Health Care Providers & Services		2,239,102
Hotels, Restaurants & Leisure – 3.0%
Accordia Golf Co., Ltd.(a)	88,500	929,413
Doutor Nichires Holdings Co., Ltd.	38,353	607,662
Fuji Kyuko Co., Ltd.(a)	27,402	311,253
Hiramatsu, Inc.	19,600	113,817
Ichibanya Co., Ltd.	8,018	388,858
Kyoritsu Maintenance Co., Ltd.(a)	15,325	623,087
MOS Food Services, Inc.(a)	15,400	307,312
Ohsho Food Service Corp.(a)	3,900	150,745
PGM Holdings K.K.	19,300	184,740
Plenus Co., Ltd.	47,068	1,081,712
Resorttrust, Inc.(a)	70,408	1,571,897
Round One Corp.	99,637	599,484
Royal Holdings Co., Ltd.(a)	6,700	108,170
Saizeriya Co., Ltd.(a)	32,300	432,551
St. Marc Holdings Co., Ltd.(a)	9,259	467,613
Starbucks Coffee Japan Ltd.(a)	15,800	210,580
Tokyo Dome Corp.	84,000	353,781
Investments	Shares	Value

Tokyotokeiba Co., Ltd.(a)	108,424	$310,362
Yoshinoya Holdings Co., Ltd.(a)	7,900	94,632
Zensho Holdings Co., Ltd.(a)	13,419	118,905

Total Hotels, Restaurants & Leisure		8,966,574
Household Durables – 2.2%
Cleanup Corp.	36,300	314,041
Foster Electric Co., Ltd.(a)	32,400	466,085
Fuji Corp., Ltd.	64,600	360,410
Fujitsu General Ltd.	41,000	503,086
Haseko Corp.	18,800	145,162
Higashi Nihon House Co., Ltd.(a)	56,300	272,531
Misawa Homes Co., Ltd.	32,900	333,814
PanaHome Corp.	115,177	800,081
Pressance Corp.	9,600	267,797
Sangetsu Co., Ltd.(a)	26,600	670,001
Starts Corp., Inc.(a)	13,600	201,220
Sumitomo Forestry Co., Ltd.(a)	76,300	820,767
Tama Home Co., Ltd.(a)	81,500	514,135
Tamron Co., Ltd.(a)	15,766	302,830
TOA Corp.(a)	22,652	237,475
Token Corp.	8,670	396,767
West Holdings Corp.(a)	13,300	144,282

Total Household Durables		6,750,484
Household Products – 0.8%
Lion Corp.	200,013	1,075,780
Pigeon Corp.	21,694	1,228,130

Total Household Products		2,303,910
Industrial Conglomerates – 0.6%
Keihan Electric Railway Co., Ltd.(a)	221,000	950,927
Nisshinbo Holdings, Inc.(a)	106,000	889,977

Total Industrial Conglomerates		1,840,904
Internet & Catalog Retail – 0.5%
ASKUL Corp.(a)	30,265	634,573
Belluna Co., Ltd.	52,084	228,857
Ikyu Corp.	21,100	289,297
Senshukai Co., Ltd.(a)	37,076	297,095

Total Internet & Catalog Retail		1,449,822
Internet Software & Services – 1.2%
Dena Co., Ltd.(a)	115,890	1,473,782
GMO Internet, Inc.(a)	75,172	653,759
Gree, Inc.(a)	160,300	1,093,071
Gurunavi, Inc.(a)	16,700	230,492
Internet Initiative Japan, Inc.(a)	9,600	192,709

Total Internet Software & Services		3,643,813
IT Services – 1.4%
Bit-isle, Inc.(a)	51,700	283,255
Ines Corp.(a)	30,710	259,521
Information Services International-Dentsu Ltd.(a)	19,500	211,186
IT Holdings Corp.(a)	55,400	969,166
NEC Networks & System Integration Corp.	31,779	717,885
NET One Systems Co., Ltd.(a)	15,858	91,509

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Nihon Unisys Ltd.	27,300	$246,632
NS Solutions Corp.	45,990	1,366,766

Total IT Services		4,145,920
Leisure Products – 1.4%
Daikoku Denki Co., Ltd.(a)	8,100	142,587
Dunlop Sports Co., Ltd.	20,686	238,928
Fields Corp.	41,000	599,517
Heiwa Corp.	82,000	1,621,386
Mars Engineering Corp.	23,200	410,090
Mizuno Corp.(a)	110,616	585,878
Universal Entertainment Corp.(a)	35,100	575,001

Total Leisure Products		4,173,387
Life Sciences Tools & Services – 0.1%
EPS Corp.	18,500	238,976
Machinery – 6.0%
Aida Engineering Ltd.	69,300	704,403
Anest Iwata Corp.(a)	38,200	278,939
Asahi Diamond Industrial Co., Ltd.	6,500	94,097
Bando Chemical Industries Ltd.	78,787	309,560
CKD Corp.(a)	31,841	289,107
Daifuku Co., Ltd.	28,104	330,243
DMG Mori Seiki Co., Ltd.	65,900	844,664
Fujitec Co., Ltd.(a)	51,461	560,608
Furukawa Co., Ltd.(a)	79,000	163,481
Glory Ltd.	17,000	479,648
Hitachi Koki Co., Ltd.	21,227	184,608
Hitachi Zosen Corp.	50,500	297,858
Hosokawa Micron Corp.	35,000	207,712
Iseki & Co., Ltd.	75,000	183,919
Japan Steel Works Ltd. (The)(a)	238,524	956,749
Kato Works Co., Ltd.	12,000	91,563
Kitz Corp.(a)	36,889	183,949
Kobelco Eco-Solutions Co., Ltd.(a)	79,000	525,730
Kyokuto Kaihatsu Kogyo Co., Ltd.	24,580	355,832
Makino Milling Machine Co., Ltd.(a)	45,578	336,969
Meidensha Corp.	73,000	287,488
Mitsuboshi Belting Co., Ltd.	13,092	85,812
Mitsui Engineering & Shipbuilding Co., Ltd.	114,404	257,603
Miura Co., Ltd.(a)	76,572	900,478
Morita Holdings Corp.	34,405	358,807
Nachi-Fujikoshi Corp.	115,000	840,786
Nippon Sharyo Ltd.(a)	94,438	339,200
Nippon Thompson Co., Ltd.(a)	68,051	351,747
Nitta Corp.	15,500	376,284
Noritake Co., Ltd.	106,389	258,953
Obara Group, Inc.(a)	10,179	373,031
Oiles Corp.(a)	28,791	553,799
OKUMA Corp.(a)	45,852	366,582
OSG Corp.	48,800	845,253
Ryobi Ltd.	108,000	315,055
Shima Seiki Manufacturing Ltd.(a)	22,500	370,436
Shinmaywa Industries Ltd.	54,685	497,522
Star Micronics Co., Ltd.	50,034	735,720
Investments	Shares	Value

Tadano Ltd.	35,000	$644,195
Tocalo Co., Ltd.	15,900	330,770
Torishima Pump Manufacturing Co., Ltd.(a)	3,300	27,406
Toshiba Machine Co., Ltd.	16,806	76,603
Tsubakimoto Chain Co.	96,228	794,773
Tsugami Corp.(a)	20,000	111,400
Tsukishima Kikai Co., Ltd.	19,800	220,933
Union Tool Co.	15,300	420,525

Total Machinery		18,120,800
Marine – 0.7%
Iino Kaiun Kaisha Ltd.	71,900	410,314
Kawasaki Kisen Kaisha Ltd.(a)	505,000	1,072,656
NS United Kaiun Kaisha Ltd.	221,000	545,978

Total Marine		2,028,948
Media – 1.8%
Asatsu-DK, Inc.(a)	64,939	1,628,581
Avex Group Holdings, Inc.(a)	45,299	686,743
Daiichikosho Co., Ltd.(a)	29,600	795,756
Gakken Holdings Co., Ltd.	72,789	183,806
Kadokawa Corp.(a)	9,300	222,718
OPT, Inc.(a)	26,200	183,193
SKY Perfect JSAT Holdings, Inc.	176,300	1,036,633
Toei Co., Ltd.	60,313	312,850
Zenrin Co., Ltd.(a)	25,187	298,492

Total Media		5,348,772
Metals & Mining – 2.0%
Asahi Holdings, Inc.	37,400	668,935
Daido Steel Co., Ltd.(a)	129,000	513,907
Kyoei Steel Ltd.(a)	13,814	256,521
Mitsubishi Steel Manufacturing Co., Ltd.	163,000	362,569
Mitsui Mining & Smelting Co., Ltd.	123,000	327,417
Neturen Co., Ltd.	43,600	323,140
Nippon Denko Co., Ltd.	81,041	200,949
Nisshin Steel Co., Ltd.(a)	37,528	340,744
Nittetsu Mining Co., Ltd.	91,000	371,649
Sanyo Special Steel Co., Ltd.	78,000	287,980
Toho Zinc Co., Ltd.	30,967	117,719
Toyo Kohan Co., Ltd.	92,905	503,082
UACJ Corp.(a)	232,632	884,339
Yamato Kogyo Co., Ltd.	23,900	797,429

Total Metals & Mining		5,956,380
Multiline Retail – 0.2%
Fuji Co., Ltd.(a)	7,100	140,712
H2O Retailing Corp.(a)	21,300	356,505

Total Multiline Retail		497,217
Oil, Gas & Consumable Fuels – 0.9%
Cosmo Oil Co., Ltd.	225,000	379,461
Itochu Enex Co., Ltd.	148,781	958,915
Nippon Coke & Engineering Co., Ltd.	227,173	236,089
Nippon Gas Co., Ltd.	22,600	536,285
San-Ai Oil Co., Ltd.	64,916	451,533
Sinanen Co., Ltd.	43,771	177,167

Total Oil, Gas & Consumable Fuels		2,739,450

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Paper & Forest Products – 0.5%
Daiken Corp.	93,560	$244,785
Daio Paper Corp.(a)	20,478	173,614
Hokuetsu Kishu Paper Co., Ltd.(a)	32,332	132,635
Nippon Paper Industries Co., Ltd.(a)	50,100	749,479
Tokushu Tokai Paper Co., Ltd.	84,000	198,332

Total Paper & Forest Products		1,498,845
Personal Products – 1.1%
Dr. Ci:Labo Co., Ltd.	11,900	389,453
Kose Corp.	35,404	1,504,012
Mandom Corp.	12,453	429,688
Pola Orbis Holdings, Inc.(a)	28,506	1,116,124

Total Personal Products		3,439,277
Pharmaceuticals – 2.9%
Fuso Pharmaceutical Industries Ltd.	47,911	142,385
JCR Pharmaceuticals Co., Ltd.	3,200	79,406
Kaken Pharmaceutical Co., Ltd.(a)	91,261	2,059,082
KYORIN Holdings, Inc.(a)	60,485	1,227,400
Mochida Pharmaceutical Co., Ltd.	13,511	911,449
Nichi-iko Pharmaceutical Co., Ltd.	32,100	518,832
Nippon Shinyaku Co., Ltd.(a)	28,000	847,441
Rohto Pharmaceutical Co., Ltd.	13,200	177,011
Sawai Pharmaceutical Co., Ltd.(a)	14,924	858,475
Tsumura & Co.(a)	61,600	1,374,130
ZERIA Pharmaceutical Co., Ltd.(a)	29,800	614,500

Total Pharmaceuticals		8,810,111
Professional Services – 1.1%
en-japan, Inc.	6,300	122,388
Funai Soken Holdings, Inc.(a)	20,200	186,357
Meitec Corp.	45,100	1,340,316
Nihon M&A Center, Inc.	10,216	296,622
Nomura Co., Ltd.	30,200	279,989
Pasco Corp.	41,000	158,102
Temp Holdings Co., Ltd.	21,800	663,768
Yumeshin Holdings Co., Ltd.(a)	37,700	291,097

Total Professional Services		3,338,639
Real Estate Management & Development – 1.7%
Airport Facilities Co., Ltd.	61,219	418,563
Daibiru Corp.(a)	49,300	565,830
Daikyo, Inc.(a)	454,000	848,443
Heiwa Real Estate Co., Ltd.	17,768	279,895
Jowa Holdings Co., Ltd.(a)	19,000	652,992
Keihanshin Building Co., Ltd.	62,000	336,861
Relo Holdings, Inc.	12,246	845,091
Sumitomo Real Estate Sales Co., Ltd.	21,300	490,486
Sun Frontier Fudousan Co., Ltd.(a)	10,800	123,462
Takara Leben Co., Ltd.(a)	65,600	243,993
TOC Co., Ltd.	39,900	257,889

Total Real Estate Management & Development		5,063,505
Road & Rail – 2.4%
Fukuyama Transporting Co., Ltd.(a)	147,059	733,318
Hitachi Transport System Ltd.	56,000	722,877
Investments	Shares	Value

Ichinen Holdings Co., Ltd.	26,000	$216,163
Maruzen Showa Unyu Co., Ltd.	81,000	256,229
Nankai Electric Railway Co., Ltd.	149,000	684,589
Nippon Konpo Unyu Soko Co., Ltd.	57,560	964,449
Nishi-Nippon Railroad Co., Ltd.	152,000	573,663
Sankyu, Inc.	191,532	1,023,180
Seino Holdings Co., Ltd.	93,560	749,708
Senko Co., Ltd.(a)	110,156	479,005
Sotetsu Holdings, Inc.(a)	212,000	767,255

Total Road & Rail		7,170,436
Semiconductors & Semiconductor Equipment – 1.5%
Advantest Corp.(a)	92,400	1,191,062
Dainippon Screen Manufacturing Co., Ltd.(a)	68,000	345,905
Disco Corp.(a)	9,900	672,364
MegaChips Corp.	18,200	242,899
Mimasu Semiconductor Industry Co., Ltd.	17,227	154,375
Mitsui High-Tec, Inc.	20,800	134,817
Nuflare Technology, Inc.	6,600	329,113
Sanken Electric Co., Ltd.	50,000	419,800
Shindengen Electric Manufacturing Co., Ltd.	65,000	443,822
Shinko Electric Industries Co., Ltd.(a)	84,253	615,221

Total Semiconductors & Semiconductor Equipment		4,549,378
Software – 1.3%
Broadleaf Co., Ltd.	13,900	223,779
Capcom Co., Ltd.(a)	25,313	397,365
DTS Corp.	21,491	449,823
Koei Tecmo Holdings Co., Ltd.	52,000	839,054
Marvelous, Inc.(a)	5,000	58,070
Miroku Jyoho Service Co., Ltd.	23,800	129,311
Square Enix Holdings Co., Ltd.(a)	68,900	1,462,857
Systena Corp.	26,800	204,246

Total Software		3,764,505
Specialty Retail – 5.4%
Alpen Co., Ltd.(a)	29,621	455,812
AOKI Holdings, Inc.	55,454	637,978
Aoyama Trading Co., Ltd.	47,300	1,101,705
Arcland Sakamoto Co., Ltd.(a)	12,108	283,784
Autobacs Seven Co., Ltd.(a)	73,200	1,137,755
Chiyoda Co., Ltd.	25,491	515,188
DCM Holdings Co., Ltd.	116,145	796,217
EDION Corp.(a)	120,439	760,875
Geo Holdings Corp.(a)	79,000	680,569
Gulliver International Co., Ltd.	68,660	583,981
Honeys Co., Ltd.(a)	45,840	483,494
Jin Co., Ltd.(a)	9,000	242,609
Joshin Denki Co., Ltd.	30,000	268,289
K’s Holdings Corp.(a)	35,674	1,061,813
Keiyo Co., Ltd.(a)	76,920	349,206
Kohnan Shoji Co., Ltd.(a)	58,200	647,816
Komeri Co., Ltd.(a)	14,037	319,014

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2014

Investments	Shares	Value

Nishimatsuya Chain Co., Ltd.(a)	49,100	$383,150
Pal Co., Ltd.	19,300	524,308
Right On Co., Ltd.(a)	51,500	335,211
Sanrio Co., Ltd.(a)	76,242	2,210,215
Shimachu Co., Ltd.	15,264	352,466
T-Gaia Corp.	74,000	708,328
United Arrows Ltd.(a)	14,129	522,294
VT Holdings Co., Ltd.(a)	28,500	102,106
Xebio Co., Ltd.	31,389	475,864
Yellow Hat Ltd.	14,100	309,777

Total Specialty Retail		16,249,824
Technology Hardware, Storage & Peripherals – 0.9%
Elecom Co., Ltd.	3,000	67,606
Melco Holdings, Inc.	4,362	83,347
Riso Kagaku Corp.(a)	20,496	663,301
Roland DG Corp.	7,400	305,255
Toshiba TEC Corp.	154,655	1,001,003
Wacom Co., Ltd.(a)	155,411	671,542

Total Technology Hardware, Storage & Peripherals		2,792,054
Textiles, Apparel & Luxury Goods – 2.0%
Daidoh Ltd.(a)	52,000	259,301
Descente Ltd.	42,153	363,908
Fujibo Holdings, Inc.	57,000	167,318
Gunze Ltd.	138,834	389,816
Japan Vilene Co., Ltd.	54,000	297,826
Japan Wool Textile Co., Ltd. (The)	47,025	324,946
Kurabo Industries Ltd.	161,766	274,292
Onward Holdings Co., Ltd.(a)	189,433	1,182,931
Seiko Holdings Corp.(a)	80,000	350,062
Seiren Co., Ltd.(a)	48,711	435,177
TSI Holdings Co., Ltd.	69,900	490,023
Wacoal Holdings Corp.	119,000	1,158,594
Yondoshi Holdings, Inc.	14,600	292,413

Total Textiles, Apparel & Luxury Goods		5,986,607
Trading Companies & Distributors – 3.5%
Daiichi Jitsugyo Co., Ltd.	44,000	246,283
Emori Group Holdings Co., Ltd.	7,400	134,515
Hanwa Co., Ltd.	97,114	362,977
Inaba Denki Sangyo Co., Ltd.	32,794	1,103,148
Inabata & Co., Ltd.	69,341	698,499
Iwatani Corp.(a)	40,166	278,282
Japan Pulp & Paper Co., Ltd.	83,578	251,431
Kamei Corp.	36,700	266,647
Kanamoto Co., Ltd.	10,628	392,392
Kanematsu Corp.	75,000	120,334
Kuroda Electric Co., Ltd.(a)	26,565	389,170
MISUMI Group, Inc.	27,300	823,766
MonotaRO Co., Ltd.(a)	3,600	90,152
Nagase & Co., Ltd.	74,204	901,718
Nippon Steel & Sumikin Bussan Corp.	138,000	532,148
Onoken Co., Ltd.	15,500	174,365
Investments	Shares	Value

Seika Corp.	87,000	$212,553
Shinsho Corp.	115,000	285,154
Sojitz Corp.	1,028,100	1,612,044
Trusco Nakayama Corp.(a)	22,100	571,564
Wakita & Co., Ltd.	14,000	148,174
Yamazen Corp.	81,906	641,390
Yuasa Trading Co., Ltd.	21,200	411,071

Total Trading Companies & Distributors		10,647,777
Transportation Infrastructure – 0.6%
Japan Airport Terminal Co., Ltd.(a)	20,500	822,280
Nissin Corp.	80,000	210,037
Sumitomo Warehouse Co., Ltd. (The)(a)	129,538	683,737

Total Transportation Infrastructure		1,716,054
TOTAL COMMON STOCKS (Cost: $273,181,189)		298,278,731
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Japan Hedged Equity Fund(a)(b)
(Cost: $176,442)	3,601	188,404
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.8%
United States – 28.8%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $86,682,276)(d)	86,682,276	86,682,276
TOTAL INVESTMENTS IN SECURITIES –128.1% (Cost: $360,039,907)		385,149,411
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (28.1)%		(84,436,481)

NET ASSETS – 100.0%		$300,712,930
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $82,394,994 and the total market value of the collateral held by the Fund was $86,794,030. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $111,754.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.7%
South Korea – 99.7%
Aerospace & Defense – 0.7%
Korea Aerospace Industries Ltd.	1,554	$60,010
Air Freight & Logistics – 4.4%
Hyundai Glovis Co., Ltd.	1,261	384,783
Airlines – 2.0%
Korean Air Lines Co., Ltd.*	5,119	174,636
Auto Components – 8.6%
Halla Visteon Climate Control Corp.	3,588	174,087
Hyundai Mobis Co., Ltd.	1,479	360,202
Kumho Tire Co., Inc.*	6,733	68,590
Mando Corp.†	518	67,250
Nexen Tire Corp.	6,875	89,908

Total Auto Components		760,037
Automobiles – 8.5%
Hyundai Motor Co.	1,946	351,303
Kia Motors Corp.	7,871	400,543

Total Automobiles		751,846
Building Products – 0.5%
LG Hausys Ltd.	223	44,167
Chemicals – 8.9%
Kumho Petrochemical Co., Ltd.	473	31,421
LG Chem Ltd.	1,845	446,716
Lotte Chemical Corp.	1,828	243,387
OCI Co., Ltd.*	230	28,335
SK Chemicals Co., Ltd.	536	30,629

Total Chemicals		780,488
Construction & Engineering – 6.4%
Daelim Industrial Co., Ltd.	3,673	262,792
Hyundai Engineering & Construction Co., Ltd.	4,763	272,171
KEPCO Engineering & Construction Co., Inc.	409	25,116

Total Construction & Engineering		560,079
Diversified Financial Services – 0.8%
Hankook Tire Worldwide Co., Ltd.	3,586	71,363
Electrical Equipment – 1.3%
Doosan Heavy Industries & Construction Co., Ltd.	416	10,269
LS Corp.	665	42,096
LS Industrial Systems Co., Ltd.	1,113	61,913

Total Electrical Equipment		114,278
Electronic Equipment, Instruments & Components – 4.6%
LG Display Co., Ltd.*	3,479	112,093
Samsung Electro-Mechanics Co., Ltd.	5,014	235,198
Samsung SDI Co., Ltd.	488	56,650

Total Electronic Equipment, Instruments & Components		403,941
Food Products – 3.3%
CJ CheilJedang Corp.	586	215,186
Daesang Corp.	1,486	72,663

Total Food Products		287,849
Investments	Shares	Value

Industrial Conglomerates – 4.0%
SK Holdings Co., Ltd.	1,954	$349,044
Machinery – 2.1%
Hyundai Heavy Industries Co., Ltd.	1,399	182,291
Media – 0.5%
Cheil Worldwide, Inc.*	2,018	42,741
Metals & Mining – 10.9%
Hyundai Steel Co.	6,715	472,166
POSCO	1,568	488,119

Total Metals & Mining		960,285
Oil, Gas & Consumable Fuels – 3.5%
S-Oil Corp.	3,997	162,115
SK Innovation Co., Ltd.	1,912	146,944

Total Oil, Gas & Consumable Fuels		309,059
Pharmaceuticals – 1.9%
Celltrion, Inc.*	3,539	164,164
Semiconductors & Semiconductor Equipment – 6.1%
SK Hynix, Inc.*	12,141	537,874
Software – 0.8%
NCSoft Corp.	580	73,926
Technology Hardware, Storage & Peripherals – 10.0%
Samsung Electronics Co., Ltd.	786	881,899
Textiles, Apparel & Luxury Goods – 0.6%
Youngone Corp.	971	56,222
Tobacco – 5.7%
KT&G Corp.	5,559	497,821
Trading Companies & Distributors – 3.6%
Daewoo International Corp.	916	32,595
iMarketKorea, Inc.	834	25,133
LG International Corp.	4,875	118,728
Samsung C&T Corp.	1,975	141,492

Total Trading Companies & Distributors		317,948
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $8,984,484)		8,766,751
Cash and Other Assets in Excess of Liabilities – 0.3%		30,601

NET ASSETS – 100.0%		$8,797,352
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $67,250, which represents 0.8% of net assets.

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.3%
United Kingdom – 99.3%
Aerospace & Defense – 3.0%
BAE Systems PLC	46,172	$352,926
Cobham PLC	10,114	47,730
Meggitt PLC	5,478	40,069
QinetiQ Group PLC	4,250	15,468
Rolls-Royce Holdings PLC*	10,123	158,283
Senior PLC	3,095	13,457
Ultra Electronics Holdings PLC	683	19,609

Total Aerospace & Defense		647,542
Airlines – 0.3%
easyJet PLC(a)	2,376	54,812
Auto Components – 0.3%
GKN PLC	10,823	56,006
Banks – 9.2%
Barclays PLC	124,933	460,666
HSBC Holdings PLC	98,120	995,920
Standard Chartered PLC	27,925	516,312

Total Banks		1,972,898
Beverages – 2.7%
Britvic PLC	2,155	23,337
Diageo PLC	18,889	546,601
SABMiller PLC	162	9,003

Total Beverages		578,941
Biotechnology – 0.1%
Abcam PLC	1,261	8,223
Genus PLC	328	6,009

Total Biotechnology		14,232
Building Products – 0.0%
James Halstead PLC	1,763	8,267
Capital Markets – 1.7%
Aberdeen Asset Management PLC	14,212	92,274
ICAP PLC	11,118	69,807
Investec PLC	6,651	56,068
Man Group PLC	25,457	49,028
Schroders PLC	1,702	65,973
Schroders PLC Non-Voting Shares	418	12,841
Tullett Prebon PLC	4,099	17,809

Total Capital Markets		363,800
Chemicals – 0.7%
Alent PLC	1,288	6,851
Croda International PLC	1,100	36,610
Elementis PLC	2,841	11,767
Essentra PLC	1,364	17,635
Johnson Matthey PLC	1,082	51,202
Synthomer PLC	2,790	9,589
Victrex PLC	521	13,565

Total Chemicals		147,219
Investments	Shares	Value

Commercial Services & Supplies – 0.9%
Aggreko PLC	1,045	$26,224
Berendsen PLC	1,621	25,753
De La Rue PLC	1,684	13,022
G4S PLC	15,880	64,540
Homeserve PLC	2,615	13,553
Rentokil Initial PLC	12,242	23,379
RPS Group PLC	2,188	9,258
Serco Group PLC	3,612	16,753

Total Commercial Services & Supplies		192,482
Communications Equipment – 0.1%
Pace PLC	1,126	5,441
Spirent Communications PLC	4,392	7,448

Total Communications Equipment		12,889
Construction & Engineering – 0.4%
Balfour Beatty PLC	10,778	32,954
Carillion PLC	7,695	37,998
Keller Group PLC	594	8,474

Total Construction & Engineering		79,426
Containers & Packaging – 0.5%
DS Smith PLC	7,125	30,759
Rexam PLC	7,917	63,121
RPC Group PLC	1,700	15,406

Total Containers & Packaging		109,286
Distributors – 0.2%
Inchcape PLC	3,813	39,808
Diversified Financial Services – 0.4%
IG Group Holdings PLC	5,146	49,596
London Stock Exchange Group PLC	1,496	45,303

Total Diversified Financial Services		94,899
Diversified Telecommunication Services – 2.0%
BT Group PLC	57,142	351,645
Cable & Wireless Communications PLC	39,069	29,705
Inmarsat PLC	5,119	58,174

Total Diversified Telecommunication Services		439,524
Electrical Equipment – 0.0%
HellermannTyton Group PLC	719	3,611
Electronic Equipment, Instruments & Components – 0.6%
Domino Printing Sciences PLC	1,058	10,480
Electrocomponents PLC	6,530	23,607
Halma PLC	2,096	20,795
Laird PLC	2,492	12,512
Oxford Instruments PLC	215	3,555
Premier Farnell PLC	5,869	17,316
Renishaw PLC	374	9,883
Spectris PLC	692	20,283

Total Electronic Equipment, Instruments & Components		118,431

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2014

Investments	Shares	Value

Energy Equipment & Services – 0.4%
AMEC PLC	3,133	$56,073
Hunting PLC	936	13,543
John Wood Group PLC	1,708	21,030

Total Energy Equipment & Services		90,646
Food & Staples Retailing – 1.7%
Tesco PLC	118,361	357,282
Food Products – 3.3%
Associated British Foods PLC	2,613	113,484
Tate & Lyle PLC	5,448	52,241
Unilever PLC	12,794	536,155

Total Food Products		701,880
Health Care Equipment & Supplies – 0.3%
Smith & Nephew PLC	3,953	66,647
Health Care Providers & Services – 0.0%
Al Noor Hospitals Group PLC	131	2,162
NMC Health PLC	294	2,274
Synergy Health PLC	99	2,351

Total Health Care Providers & Services		6,787
Hotels, Restaurants & Leisure – 2.1%
Betfair Group PLC	408	7,725
Carnival PLC	1,552	61,995
Compass Group PLC	12,780	206,458
InterContinental Hotels Group PLC	1,355	52,259
Ladbrokes PLC	14,774	30,992
Millennium & Copthorne Hotels PLC	2,244	20,754
TUI Travel PLC	11,326	71,443

Total Hotels, Restaurants & Leisure		451,626
Household Products – 2.4%
PZ Cussons PLC	2,733	16,203
Reckitt Benckiser Group PLC	5,690	493,502

Total Household Products		509,705
Industrial Conglomerates – 0.3%
Smiths Group PLC	3,103	63,585
Insurance – 5.2%
Amlin PLC	9,387	66,045
Aviva PLC	25,811	219,051
Jardine Lloyd Thompson Group PLC	2,032	32,052
Old Mutual PLC	62,497	184,093
Prudential PLC	19,047	424,882
Standard Life PLC	29,561	198,592

Total Insurance		1,124,715
Internet Software & Services – 0.0%
Telecity Group PLC	632	7,664
IT Services – 0.0%
Computacenter PLC	1,011	10,326
Machinery – 1.0%
Bodycote PLC	1,347	14,598
Fenner PLC	2,188	11,265
IMI PLC	1,294	25,802
Melrose Industries PLC	6,903	27,720
Investments	Shares	Value

Morgan Advanced Materials PLC	3,500	$16,840
Rotork PLC	590	26,447
Spirax-Sarco Engineering PLC	543	24,877
Vesuvius PLC	2,886	21,138
Weir Group PLC (The)	1,049	42,549

Total Machinery		211,236
Media – 1.8%
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	2,433	30,213
Euromoney Institutional Investor PLC	421	6,927
Pearson PLC	10,215	205,345
Reed Elsevier PLC	9,472	151,713

Total Media		394,198
Metals & Mining – 9.9%
African Barrick Gold PLC	2,158	7,655
Anglo American PLC	14,468	324,615
Antofagasta PLC	19,507	228,007
BHP Billiton PLC	23,336	648,804
Evraz PLC	15,303	32,251
Ferrexpo PLC	5,578	10,155
Fresnillo PLC	1,725	21,253
Rio Tinto PLC	16,351	803,573
Vedanta Resources PLC	2,453	39,707

Total Metals & Mining		2,116,020
Multi-Utilities – 5.7%
Centrica PLC	79,643	397,411
National Grid PLC	56,727	816,631

Total Multi-Utilities		1,214,042
Oil, Gas & Consumable Fuels – 16.3%
BG Group PLC	14,509	268,142
BP PLC	134,830	991,150
James Fisher & Sons PLC	103	2,214
Premier Oil PLC	1,862	10,052
Royal Dutch Shell PLC Class A	29,015	1,109,384
Royal Dutch Shell PLC Class B	27,317	1,079,224
Tullow Oil PLC	3,368	35,190

Total Oil, Gas & Consumable Fuels		3,495,356
Paper & Forest Products – 0.2%
Mondi PLC	3,083	50,530
Pharmaceuticals – 9.4%
AstraZeneca PLC	14,263	1,026,984
Dechra Pharmaceuticals PLC	539	6,624
GlaxoSmithKline PLC	42,644	976,840
Hikma Pharmaceuticals PLC	616	17,306

Total Pharmaceuticals		2,027,754
Professional Services – 0.4%
Hays PLC	10,469	19,738
Intertek Group PLC	582	24,729
Michael Page International PLC	3,012	20,440
WS Atkins PLC	844	18,020

Total Professional Services		82,927

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2014

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 0.6%
Hammerson PLC	7,057	$65,725
Segro PLC	9,140	53,802

Total Real Estate Investment Trusts (REITs)		119,527
Real Estate Management & Development – 0.1%
Savills PLC	1,080	10,706
Road & Rail – 0.1%
National Express Group PLC	6,103	23,498
Northgate PLC	461	3,616

Total Road & Rail		27,114
Semiconductors & Semiconductor Equipment – 0.2%
ARM Holdings PLC	2,265	33,267
CSR PLC	769	9,450

Total Semiconductors & Semiconductor Equipment		42,717
Software – 0.4%
Aveva Group PLC	250	6,237
Fidessa Group PLC	103	3,826
Micro Focus International PLC	1,395	23,972
Sage Group PLC (The)	10,167	60,226

Total Software		94,261
Specialty Retail – 0.5%
Dixons Carphone PLC	2,569	15,256
Kingfisher PLC	18,917	99,331

Total Specialty Retail		114,587
Technology Hardware, Storage & Peripherals – 0.0%
Xaar PLC	243	1,481
Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	2,622	64,227
Ted Baker PLC	172	5,195

Total Textiles, Apparel & Luxury Goods		69,422
Tobacco – 7.6%
British American Tobacco PLC	19,318	1,090,471
Imperial Tobacco Group PLC	12,795	552,583

Total Tobacco		1,643,054
Trading Companies & Distributors – 0.5%
Ashtead Group PLC	1,162	19,648
Brammer PLC	749	4,565
Bunzl PLC	2,018	52,671
Diploma PLC	1,006	11,245
SIG PLC	4,777	12,902

Total Trading Companies & Distributors		101,031
Transportation Infrastructure – 0.1%
BBA Aviation PLC	4,646	24,479
Wireless Telecommunication Services – 5.4%
Vodafone Group PLC	349,553	1,158,290
TOTAL COMMON STOCKS (Cost: $21,833,235)		21,323,668
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $77,792)(c)	77,792	$77,792
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $21,911,027)		21,401,460
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		76,703

NET ASSETS – 100.0%		$21,478,163
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $74,036 and the total market value of the collateral held by the Fund was $77,792.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Statements of Assets and Liabilities (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2014

	WisdomTree Australia Dividend Fund	WisdomTree DEFA Equity Income Fund	WisdomTree DEFA Fund	WisdomTree Europe Dividend Growth Fund	WisdomTree Europe Hedged Equity Fund
ASSETS:

Investments, at cost	$54,427,452	$323,580,875	$549,101,461	$15,256,229	$3,121,284,802

Investment in affiliates, at cost (Note 7)	—	—	94,453	—	—

Foreign currency, at cost	83,402	163,782	90,031	4,799	824,287
Investments in securities, at value (including securities on loan) (Note 2)[1]	55,146,134	354,866,760	628,321,544	14,175,624	3,036,658,997

Investment in affiliates, at value (Note 7)	—	—	100,620	—	—

Cash	19,747	218,871	340,925	3,128	6,989,945

Foreign currency, at value	83,349	162,879	88,851	4,784	795,177

Unrealized appreciation on forward foreign currency contracts	—	—	—	11	106,494,036

Receivables:

Capital shares sold	—	—	—	—	80,292,475

Dividends and interest	521,290	1,178,745	1,901,388	12,152	1,539,005

Investment securities sold	2,781,070	—	—	—	—

Foreign tax reclaims	—	318,441	854,353	2,973	429,583
Total Assets	58,551,590	356,745,696	631,607,681	14,198,672	3,233,199,218
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	31	—	—	—	60,238

Payables:

Investment of cash collateral for securities loaned (Note 2)	7,903,317	29,467,032	52,509,678	148,542	114,700,199

Investment securities purchased	188,118	370,922	21,878	—	184,723,082

Capital shares redeemed	2,787,134	—	—	—	—

Advisory fees (Note 3)	26,077	161,780	235,513	6,883	1,236,767

Service fees (Note 2)	198	1,228	2,162	52	9,382
Total Liabilities	10,904,875	30,000,962	52,769,231	155,477	300,729,668
NET ASSETS	$47,646,715	$326,744,734	$578,838,450	$14,043,195	$2,932,469,550
NET ASSETS:

Paid-in capital	$67,189,635	$386,554,498	$744,577,919	$15,116,271	$2,859,192,431

Undistributed net investment income	105,429	625,692	1,079,972	12,848	686,728

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(20,337,339)	(91,675,234)	(245,978,782)	(4,731)	50,847,827

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	688,990	31,239,778	79,159,341	(1,081,193)	21,742,564
NET ASSETS	$47,646,715	$326,744,734	$578,838,450	$14,043,195	$2,932,469,550
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	850,000	7,200,000	11,100,000	600,000	50,650,000
Net asset value per share	$56.05	$45.38	$52.15	$23.41	$57.90
[1]	Market value of securities out on loan were as follows: $7,506,905, $28,462,867, $50,611,957, $161,547 and $123,660,134, respectively.

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2014

	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Hedged Dividend Growth Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$1,262,341,224	$15,572,738	$397,773,235	$8,130,313	$318,869,882

Investment in affiliates, at cost (Note 7)	4,928	—	2,129,471	—	517,900

Foreign currency, at cost	20,152	31,542	366,326	8,361	199,597
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,112,784,881	14,613,880	417,654,042	7,627,448	360,590,611

Investment in affiliates, at value (Note 7)	4,756	—	2,013,188	—	496,331

Cash	98,274	24,133	2,424	37,382	6,979

Foreign currency, at value	20,072	30,976	359,068	8,255	199,035

Unrealized appreciation on forward foreign currency contracts	—	527,296	20	253,627	68

Receivables:

Investment securities sold	36,947,941	—	—	—	—

Dividends and interest	1,865,422	68	1,018,328	17,170	974,241

Foreign tax reclaims	467,365	6,185	425,983	471	469,687
Total Assets	1,152,188,711	15,202,538	421,473,053	7,944,353	362,736,952
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	1,243	30	3,617	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	118,811,622	228,562	27,847,700	239,866	22,877,995

Investment securities purchased	—	503,419	—	224,803	340,415

Capital shares redeemed	36,936,108	—	—	—	—

Advisory fees (Note 3)	537,240	4,973	192,512	3,143	137,756

Service fees (Note 2)	4,076	47	1,473	24	1,265
Total Liabilities	156,289,046	738,244	28,041,715	471,453	23,357,431
NET ASSETS	$995,899,665	$14,464,294	$393,431,338	$7,472,900	$339,379,521
NET ASSETS:

Paid-in capital	$1,104,669,778	$14,467,288	$517,729,097	$7,604,826	$361,940,701

Undistributed (Distributions in excess of) net investment income	(187,407)	31,312	736,389	10,505	574,579

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	41,028,091	399,654	(144,748,569)	110,952	(64,794,845)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(149,610,797)	(433,960)	19,714,421	(253,383)	41,659,086
NET ASSETS	$995,899,665	$14,464,294	$393,431,338	$7,472,900	$339,379,521
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	18,900,000	550,000	8,400,000	300,000	6,800,000
Net asset value per share	$52.69	$26.30	$46.84	$24.91	$49.91
[1]	Market value of securities out on loan were as follows: $112,879,373, $217,577, $26,609,858, $229,411 and $21,792,759, respectively.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2014

	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund
ASSETS:

Investments, at cost	$158,876,920	$1,053,060,359	$3,500,544	$11,690,366,455	$9,278,756

Investment in affiliates, at cost (Note 7)	8,538	134,538	—	—	—

Foreign currency, at cost	63,053	113,474	1,936	1,162,708	6,457
Investments in securities, at value (including securities on loan) (Note 2)[1]	179,522,497	1,107,175,293	3,567,658	11,915,951,188	9,203,153

Investment in affiliates, at value (Note 7)	8,745	134,266	—	—	—

Cash	4,566	1,090,021	4,588	9,116,513	19,445

Foreign currency, at value	63,067	112,411	1,930	1,150,280	6,399

Unrealized appreciation on forward foreign currency contracts	—	—	207,517	542,845,189	369,059

Receivables:

Dividends and interest	588,875	5,168,831	15,440	85,979,364	53,385

Capital shares sold	—	—	—	78,791,640	—

Foreign tax reclaims	121,995	414,136	30	6,953,659	29
Total Assets	180,309,745	1,114,094,958	3,797,163	12,640,787,833	9,651,470
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	10,872	2,789,697	229

Payables:

Investment of cash collateral for securities loaned (Note 2)	35,441,898	182,833,361	820,698	1,222,890,117	1,464,035

Investment securities purchased	—	—	177,084	547,158,090	334,576

Advisory fees (Note 3)	71,104	463,062	1,352	4,141,797	2,584

Service fees (Note 2)	543	3,518	14	37,966	26
Total Liabilities	35,513,545	183,299,941	1,010,020	1,777,017,667	1,801,450
NET ASSETS	$144,796,200	$930,795,017	$2,787,143	$10,863,770,166	$7,850,020
NET ASSETS:

Paid-in capital	$207,398,735	$1,036,347,240	$2,376,845	$9,557,345,126	$7,429,858

Undistributed net investment income	312,237	2,448,176	12,166	81,470,011	43,222

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(83,542,371)	(161,978,543)	134,518	460,305,503	84,250

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	20,627,599	53,978,144	263,614	764,649,526	292,690
NET ASSETS	$144,796,200	$930,795,017	$2,787,143	$10,863,770,166	$7,850,020
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,550,000	15,750,000	100,000	208,050,000	300,000
Net asset value per share	$56.78	$59.10	$27.87	$52.22	$26.17
[1]	Market value of securities out on loan were as follows: $34,957,976, $173,875,228, $780,223, $1,162,249,323 and $1,385,462, respectively.

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2014

	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$1,771,398	$25,701,220	$107,931,770	$3,456,703	$359,863,465

Investment in affiliates, at cost (Note 7)	—	—	—	—	176,442

Foreign currency, at cost	506	9,356	73,923	524	681,381
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,840,820	25,030,746	108,727,221	3,483,647	384,961,007

Investment in affiliates, at value (Note 7)	—	—	—	—	188,404

Cash	185	4,215	13,281	1,434	74,762

Foreign currency, at value	504	9,325	73,888	522	679,447

Unrealized appreciation on forward foreign currency contracts	148,173	1,072,717	4,766,154	205,969	6

Receivables:

Investment securities sold	—	—	—	—	4,039,337

Dividends and interest	10,828	100,980	567,429	12,650	2,006,439

Foreign tax reclaims	29	3,214	41,154	29	168,704
Total Assets	2,000,539	26,221,197	114,189,127	3,704,251	392,118,106
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	11,650	590	33,310	10,902	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	443,976	5,109,186	21,759,510	806,820	86,682,276

Investment securities purchased	125,460	915,003	4,117,556	174,773	4,576,419

Advisory fees (Note 3)	904	7,083	42,767	1,343	145,377

Service fees (Note 2)	9	72	324	14	1,104
Total Liabilities	581,999	6,031,934	25,953,467	993,852	91,405,176
NET ASSETS	$1,418,540	$20,189,263	$88,235,660	$2,710,399	$300,712,930
NET ASSETS:

Paid-in capital	$1,060,465	$19,355,256	$81,347,308	$2,339,072	$307,956,920

Undistributed net investment income	7,229	110,119	425,466	11,065	1,268,863

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	145,015	324,941	942,964	138,370	(33,588,974)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	205,831	398,947	5,519,922	221,892	25,076,121
NET ASSETS	$1,418,540	$20,189,263	$88,235,660	$2,710,399	$300,712,930
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,000	750,000	2,800,000	100,000	5,850,000
Net asset value per share	$28.37	$26.92	$31.51	$27.10	$51.40
[1]	Market value of securities out on loan were as follows: $422,413, $4,858,710, $20,656,152, $767,265 and $82,394,994, respectively.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2014

	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$8,984,484	$21,911,027

Foreign currency, at cost	—	15,935
Investments in securities, at value (including securities on loan) (Note 2)[1]	8,766,751	21,401,460

Cash	681	1,293

Foreign currency, at value	—	15,894

Unrealized appreciation on forward foreign currency contracts	354,549	527,895

Receivables:

Dividends and interest	97	63,591

Foreign tax reclaims	39	80
Total Assets	9,122,117	22,010,213
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	2,656	1,450

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	77,792

Investment securities purchased	317,765	443,963

Advisory fees (Note 3)	4,311	8,765

Service fees (Note 2)	33	80
Total Liabilities	324,765	532,050
NET ASSETS	$8,797,352	$21,478,163
NET ASSETS:

Paid-in capital	$9,424,811	$23,458,455

Undistributed (Distributions in excess of) net investment income	(27,103)	7,921

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(734,516)	(2,003,873)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	134,160	15,660
NET ASSETS	$8,797,352	$21,478,163
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,000	850,000
Net asset value per share	$21.99	$25.27
[1]	Market value of securities out on loan were as follows: $0 and $74,036, respectively.

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2014

	WisdomTree Australia Dividend Fund	WisdomTree DEFA Equity Income Fund	WisdomTree DEFA Fund	WisdomTree Europe Dividend Growth Fund[1]	WisdomTree Europe Hedged Equity Fund
INVESTMENT INCOME:

Dividends[2]	$1,288,079	$9,249,659	$14,345,673	$108,563	$27,068,563

Dividends from affiliates (Note 7)	—	30,494	38,467	—	—

Securities lending income (Note 2)	26,405	252,629	382,672	1,215	922,424
Total investment income	1,314,484	9,532,782	14,766,812	109,778	27,990,987
EXPENSES:

Advisory fees (Note 3)	161,849	952,024	1,435,179	29,703	5,302,926

Service fees (Note 2)	1,228	7,222	13,155	225	40,229

Proxy fees (Note 2)	3,159	10,237	20,131	—	31,254
Total expenses	166,236	969,483	1,468,465	29,928	5,374,409
Expense waivers (Note 3)	—	(1,346)	(2,461)	—	—
Net expenses	166,236	968,137	1,466,004	29,928	5,374,409
Net investment income	1,148,248	8,564,645	13,300,808	79,850	22,616,578
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1,595,139	2,352,539	(1,482,106)	(3,412)	1,361,677

Investment transactions in affiliates (Note 7)	—	(43,598)	(45,502)	—	—

In-kind redemptions	373,692	—	—	—	4,491,131

Forward foreign currency contracts and foreign currency related transactions	3,103	(35,004)	(23,889)	(1,319)	89,286,144
Net realized gain (loss)	1,971,934	2,273,937	(1,551,497)	(4,731)	95,138,952
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(6,707,223)	(19,253,629)	(24,080,682)	(1,080,605)	(175,588,589)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(44,666)	(74,139)	(131,523)	(588)	104,351,556
Net change in unrealized appreciation (depreciation)	(6,751,889)	(19,327,768)	(24,212,205)	(1,081,193)	(71,237,033)
Net realized and unrealized gain (loss) on investments	(4,779,955)	(17,053,831)	(25,763,702)	(1,085,924)	23,901,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,631,707)	$(8,489,186)	$(12,462,894)	$(1,006,074)	$46,518,497
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	Net of foreign withholding tax of $15,893, $791,313, $1,241,832, $14,399 and $3,411,461, respectively.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2014

	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Hedged Dividend Growth Fund[1]	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$35,874,087	$218,737	$10,413,238	$57,951	$8,264,308

Dividends from affiliates (Note 7)	67,259	—	75,582	—	18,250

Securities lending income (Note 2)	958,726	8,784	351,720	341	195,561
Total investment income	36,900,072	227,521	10,840,540	58,292	8,478,119
EXPENSES:

Advisory fees (Note 3)	4,352,847	26,560	1,148,781	12,691	826,288

Service fees (Note 2)	33,022	243	8,715	96	7,574

Proxy fees (Note 2)	42,881	402	14,634	—	11,652
Total expenses	4,428,750	27,205	1,172,130	12,787	845,514
Expense waivers (Note 3)	(4,327)	—	(8,656)	—	(1,787)
Net expenses	4,424,423	27,205	1,163,474	12,787	843,727
Net investment income	32,475,649	200,316	9,677,066	45,505	7,634,392
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(38,533,832)	24,800	24,246,207	(17,318)	(1,165,297)

Investment transactions in affiliates (Note 7)	2,160	—	925	—	34,828

In-kind redemptions	97,813,135	—	—	—	—

In-kind redemptions in affiliates (Note 7)	10,963	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(57,220)	544,585	(48,717)	128,270	(34,069)
Net realized gain (loss)	59,235,206	569,385	24,198,415	110,952	(1,164,538)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(293,699,401)	(1,561,846)	(46,063,604)	(502,865)	(11,689,967)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(59,087)	505,194	(73,541)	249,482	(72,741)
Net change in unrealized appreciation (depreciation)	(293,758,488)	(1,056,652)	(46,137,145)	(253,383)	(11,762,708)
Net realized and unrealized loss on investments	(234,523,282)	(487,267)	(21,938,730)	(142,431)	(12,927,246)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(202,047,633)	$(286,951)	$(12,261,664)	$(96,926)	$(5,292,854)
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	Net of foreign withholding tax of $4,708,970, $34,095, $1,059,634, $4,665 and $669,938, respectively.

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2014

	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund[1]	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund[1]
INVESTMENT INCOME:

Dividends[2]	$3,586,949	$21,173,959	$18,365	$106,315,402	$54,215

Dividends from affiliates (Note 7)	11,599	76,032	—	—	—

Securities lending income (Note 2)	151,314	528,291	164	964,257	281
Total investment income	3,749,862	21,778,282	18,529	107,279,659	54,496
EXPENSES:

Advisory fees (Note 3)	434,687	2,813,353	7,032	25,131,485	12,458

Service fees (Note 2)	3,298	21,343	64	230,372	114

Proxy fees (Note 2)	6,658	35,872	—	413,911	—
Total expenses	444,643	2,870,568	7,096	25,775,768	12,572
Expense waivers (Note 3)	(2,077)	(6,399)	(733)	—	(1,298)
Net expenses	442,566	2,864,169	6,363	25,775,768	11,274
Net investment income	3,307,296	18,914,113	12,166	81,503,891	43,222
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	3,887,439	(16,582,906)	(1,452)	(130,958,436)	(19,204)

Investment transactions in affiliates (Note 7)	21,035	(141,751)	—	—	—

In-kind redemptions	—	61,769,693	80,196	207,897,625	—

Forward foreign currency contracts and foreign currency related transactions	(15,803)	(81,011)	55,774	188,205,061	103,454
Net realized gain	3,892,671	44,964,025	134,518	265,144,250	84,250
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(12,183,657)	(133,252,055)	67,114	293,730,535	(75,603)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(26,464)	(177,176)	196,500	438,185,372	368,293
Net change in unrealized appreciation (depreciation)	(12,210,121)	(133,429,231)	263,614	731,915,907	292,690
Net realized and unrealized gain (loss) on investments	(8,317,450)	(88,465,206)	398,132	997,060,157	376,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,010,154)	$(69,551,093)	$410,298	$1,078,564,048	$420,162
[1]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

[2]	Net of foreign withholding tax of $400,154, $1,788,325, $2,187, $11,770,965 and $6,024, respectively.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2014

	WisdomTree Japan Hedged Health Care Fund[1]	WisdomTree Japan Hedged Real Estate Fund[1]	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund[1]	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$12,084	$134,779	$650,017	$15,858	$2,142,358

Dividends from affiliates (Note 7)	—	—	—	—	6,404

Securities lending income (Note 2)	526	1,774	38,894	1,203	146,167
Total investment income	12,610	136,553	688,911	17,061	2,294,929
EXPENSES:

Advisory fees (Note 3)	5,945	29,209	240,772	6,625	864,596

Service fees (Note 2)	55	268	1,826	61	6,559

Proxy fees (Note 2)	—	—	2,784	—	17,837
Total expenses	6,000	29,477	245,382	6,686	888,992
Expense waivers (Note 3)	(619)	(3,043)	—	(690)	(1,472)
Net expenses	5,381	26,434	245,382	5,996	887,520
Net investment income	7,229	110,119	443,529	11,065	1,407,409
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	11,282	(9,794)	(1,253,961)	(2,893)	(3,865,626)

Investment transactions in affiliates (Note 7)	—	—	—	—	18,716

In-kind redemptions	110,101	—	857,248	93,220	4,986,606

In-kind redemptions in affiliates (Note 7)	—	—	—	—	138

Forward foreign currency contracts and foreign currency related transactions	23,632	334,735	1,643,705	48,043	154,421
Net realized gain	145,015	324,941	1,246,992	138,370	1,294,255
Net change in unrealized appreciation (depreciation) from:

Investment transactions	69,422	(670,474)	1,805,421	26,944	5,758,039

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	136,409	1,069,421	4,104,360	194,948	(9,166)
Net change in unrealized appreciation (depreciation)	205,831	398,947	5,909,781	221,892	5,748,873
Net realized and unrealized gain on investments	350,846	723,888	7,156,773	360,262	7,043,128
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$358,075	$834,007	$7,600,302	$371,327	$8,450,537
[1]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

[2]	Net of foreign withholding tax of $1,445, $15,038, $72,261, $1,780 and $255,864, respectively.

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2014

	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$2,401	$419,379

Interest	—	61

Securities lending income (Note 2)	97	279
Total investment income	2,498	419,719
EXPENSES:

Advisory fees (Note 3)	24,342	47,197

Service fees (Note 2)	185	433

Proxy fees (Note 2)	257	919
Total expenses	24,784	48,549
Net investment income (loss)	(22,286)	371,170
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(37,639)	250,008

Forward foreign currency contracts and foreign currency related transactions	(527,498)	301,338
Net realized gain (loss)	(565,137)	551,346
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(275,252)	(1,232,758)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	383,635	404,892
Net change in unrealized appreciation (depreciation)	108,383	(827,866)
Net realized and unrealized loss on investments	(456,754)	(276,520)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(479,040)	$94,650
[1]	Net of foreign withholding tax of $1,178 and $2,392, respectively.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree DEFA Equity Income Fund		WisdomTree DEFA Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,148,248	$2,393,944	$8,564,645	$14,596,110	$13,300,808	$22,496,387

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,971,934	909,079	2,273,937	(1,730,113)	(1,551,497)	2,902,130

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,751,889)	(5,139,781)	(19,327,768)	36,323,278	(24,212,205)	63,516,879
Net increase (decrease) in net assets resulting from operations	(3,631,707)	(1,836,758)	(8,489,186)	49,189,275	(12,462,894)	88,915,396
DIVIDENDS:

Net investment income	(1,072,008)	(2,462,154)	(8,585,045)	(14,535,126)	(13,720,064)	(22,732,659)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	39,066,253	61,088,169	35,833,750	56,738,559

Cost of shares redeemed	(2,787,134)	(17,756,703)	—	—	—	(12,340,781)
Net increase (decrease) in net assets resulting from capital share transactions	(2,787,134)	(17,756,703)	39,066,253	61,088,169	35,833,750	44,397,778
Net Increase (Decrease) in Net Assets	(7,490,849)	(22,055,615)	21,992,022	95,742,318	9,650,792	110,580,515
NET ASSETS:

Beginning of period	$55,137,564	$77,193,179	$304,752,712	$209,010,394	$569,187,658	$458,607,143

End of period	$47,646,715	$55,137,564	$326,744,734	$304,752,712	$578,838,450	$569,187,658
Undistributed net investment income included in net assets at end of period	$105,429	$29,189	$625,692	$646,092	$1,079,972	$1,499,228
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	1,200,000	6,400,000	5,050,000	10,450,000	9,600,000

Shares created	—	—	800,000	1,350,000	650,000	1,100,000

Shares redeemed	(50,000)	(300,000)	—	—	—	(250,000)
Shares outstanding, end of period	850,000	900,000	7,200,000	6,400,000	11,100,000	10,450,000

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Dividend Growth Fund	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe SmallCap Dividend Fund
	For the Period May 7, 2014* through September 30, 2014 (unaudited)	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$79,850	$22,616,578	$11,907,904	$32,475,649	$5,150,464

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(4,731)	95,138,952	(32,514,404)	59,235,206	11,160,520

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,081,193)	(71,237,033)	88,263,625	(293,758,488)	139,859,136
Net increase (decrease) in net assets resulting from operations	(1,006,074)	46,518,497	67,657,125	(202,047,633)	156,170,120
DIVIDENDS:

Net investment income	(67,002)	(24,752,477)	(9,199,353)	(35,566,272)	(3,161,594)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	15,116,271	1,901,573,283	940,909,066	762,314,656	1,237,151,944

Cost of shares redeemed	(100)	(51,189,237)	(103,574,788)	(975,672,116)	(4,163,918)
Net increase (decrease) in net assets resulting from capital share transactions	15,116,171	1,850,384,046	837,334,278	(213,357,460)	1,232,988,026
Net Increase (Decrease) in Net Assets	14,043,095	1,872,150,066	895,792,050	(450,971,365)	1,385,996,552
NET ASSETS:

Beginning of period	$100	$1,060,319,484	$164,527,434	$1,446,871,030	$60,874,478

End of period	$14,043,195	$2,932,469,550	$1,060,319,484	$995,899,665	$1,446,871,030
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$12,848	$686,728	$2,822,627	$(187,407)	$2,903,216
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	18,800,000	3,300,000	23,250,000	1,450,000

Shares created	600,000	32,700,000	17,600,000	12,350,000	21,900,000

Shares redeemed	(4)	(850,000)	(2,100,000)	(16,700,000)	(100,000)
Shares outstanding, end of period	600,000	50,650,000	18,800,000	18,900,000	23,250,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Germany Hedged Equity Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International Hedged Dividend Growth Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period October 17, 2013* through March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period May 7, 2014* through September 30, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$200,316	$(18)	$9,677,066	$15,886,146	$45,505

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	569,385	(169,772)	24,198,415	21,759,028	110,952

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,056,652)	622,692	(46,137,145)	31,939,259	(253,383)
Net increase (decrease) in net assets resulting from operations	(286,951)	452,902	(12,261,664)	69,584,433	(96,926)
DIVIDENDS:

Net investment income	(169,004)	—	(9,695,072)	(15,909,125)	(35,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,477,395	8,989,957	65,842,583	—	7,604,828

Cost of shares redeemed	—	(105)	—	(53,811,313)	(102)
Net increase (decrease) in net assets resulting from capital share transactions	5,477,395	8,989,852	65,842,583	(53,811,313)	7,604,726
Net Increase (Decrease) in Net Assets	5,021,440	9,442,754	43,885,847	(136,005)	7,472,800
NET ASSETS:

Beginning of period	$9,442,854	$100	$349,545,491	$349,681,496	$100

End of period	$14,464,294	$9,442,854	$393,431,338	$349,545,491	$7,472,900
Undistributed net investment income included in net assets at end of period	$31,312	$—	$736,389	$754,395	$10,505
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,000	4	7,100,000	8,300,000	4

Shares created	200,000	350,000	1,300,000	—	300,000

Shares redeemed	—	(4)	—	(1,200,000)	(4)
Shares outstanding, end of period	550,000	350,000	8,400,000	7,100,000	300,000
*	Commencement of operations.

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,634,392	$12,366,635	$3,307,296	$4,245,060	$18,914,113	$22,483,302

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,164,538)	(6,416,407)	3,892,671	1,807,862	44,964,025	26,658,982

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,762,708)	36,792,415	(12,210,121)	17,484,914	(133,429,231)	91,458,437
Net increase (decrease) in net assets resulting from operations	(5,292,854)	42,742,643	(5,010,154)	23,537,836	(69,551,093)	140,600,721
DIVIDENDS:

Net investment income	(7,756,026)	(12,150,590)	(3,407,033)	(4,342,219)	(20,488,293)	(27,535,002)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	37,151,915	74,143,503	12,131,517	2,817,029	286,374,134	248,798,670

Cost of shares redeemed	—	—	—	—	(189,536,944)	—
Net increase in net assets resulting from capital share transactions	37,151,915	74,143,503	12,131,517	2,817,029	96,837,190	248,798,670
Net Increase in Net Assets	24,103,035	104,735,556	3,714,330	22,012,646	6,797,804	361,864,389
NET ASSETS:

Beginning of period	$315,276,486	$210,540,930	$141,081,870	$119,069,224	$923,997,213	$562,132,824

End of period	$339,379,521	$315,276,486	$144,796,200	$141,081,870	$930,795,017	$923,997,213
Undistributed net investment income included in net assets at end of period	$574,579	$696,213	$312,237	$411,974	$2,448,176	$4,022,356
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,100,000	4,600,000	2,350,000	2,300,000	14,250,000	10,150,000

Shares created	700,000	1,500,000	200,000	50,000	4,400,000	4,100,000

Shares redeemed	—	—	—	—	(2,900,000)	—
Shares outstanding, end of period	6,800,000	6,100,000	2,550,000	2,350,000	15,750,000	14,250,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged Financials Fund
	For the Period April 8, 2014* through September 30, 2014 (unaudited)	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period April 8, 2014* through September 30, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$12,166	$81,503,891	$196,120,260	$43,222

Net realized gain on investments, forward foreign currency contracts and foreign currency related transactions	134,518	265,144,250	789,092,915	84,250

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	263,614	731,915,907	(290,739,334)	292,690
Net increase (decrease) in net assets resulting from operations	410,298	1,078,564,048	694,473,841	420,162
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(116,335,552)	(143,145,142)	—

Capital gains	—	—	(153,506,590)	—
Total dividends and distributions	—	(116,335,552)	(296,651,732)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,754,144	664,620,565	8,779,979,328	7,429,858

Cost of shares redeemed	(1,377,399)	(2,204,902,629)	(3,368,610,295)	(100)
Net increase (decrease) in net assets resulting from capital share transactions	2,376,745	(1,540,282,064)	5,411,369,033	7,429,758
Net Increase (Decrease) in Net Assets	2,787,043	(578,053,568)	5,809,191,142	7,849,920
NET ASSETS:

Beginning of period	$100	$11,441,823,734	$5,632,632,592	$100

End of period	$2,787,143	$10,863,770,166	$11,441,823,734	$7,850,020
Undistributed net investment income included in net assets at end of period	$12,166	$81,470,011	$116,301,672	$43,222
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	240,900,000	131,150,000	4

Shares created	150,000	13,150,000	183,100,000	300,000

Shares redeemed	(50,004)	(46,000,000)	(73,350,000)	(4)
Shares outstanding, end of period	100,000	208,050,000	240,900,000	300,000
*	Commencement of operations.

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund
	For the Period April 8, 2014* through September 30, 2014 (unaudited)	For the Period April 8, 2014* through September 30, 2014 (unaudited)	For the Six Months Ended September 30, 2014 (unaudited)	For the Period June 28, 2013* through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,229	$110,119	$443,529	$699,060

Net realized gain on investments, forward foreign currency contracts and foreign currency related transactions	145,015	324,941	1,246,992	654,623

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	205,831	398,947	5,909,781	(389,859)
Net increase (decrease) in net assets resulting from operations	358,075	834,007	7,600,302	963,824
DIVIDENDS:

Net investment income	—	—	(668,080)	(102,144)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,478,032	19,355,262	11,854,082	80,715,953

Cost of shares redeemed	(1,417,667)	(106)	(6,164,407)	(5,963,970)
Net increase in net assets resulting from capital share transactions	1,060,365	19,355,156	5,689,675	74,751,983
Net Increase in Net Assets	1,418,440	20,189,163	12,621,897	75,613,663
NET ASSETS:

Beginning of period	$100	$100	$75,613,763	$100

End of period	$1,418,540	$20,189,263	$88,235,660	$75,613,763
Undistributed net investment income included in net assets at end of period	$7,229	$110,119	$425,466	$650,017
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	2,600,000	4

Shares created	100,000	750,000	400,000	2,800,000

Shares redeemed	(50,004)	(4)	(200,000)	(200,004)
Shares outstanding, end of period	50,000	750,000	2,800,000	2,600,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Korea Hedged Equity Fund
	For the Period April 8, 2014* through September 30, 2014 (unaudited)	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period November 7, 2013* through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$11,065	$1,407,409	$3,911,071	$(22,286)	$11,352

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	138,370	1,294,255	3,127,611	(565,137)	(141,932)

Net change in unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	221,892	5,748,873	2,015,912	108,383	25,777
Net increase (decrease) in net assets resulting from operations	371,327	8,450,537	9,054,594	(479,040)	(104,803)
DIVIDENDS:

Net investment income	—	(2,461,140)	(5,814,634)	(20,489)	(23,127)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,687,442	23,851,555	154,225,915	1,145,762	8,279,040

Cost of shares redeemed	(1,348,470)	(13,234,042)	(66,274,021)	—	(91)
Net increase in net assets resulting from capital share transactions	2,338,972	10,617,513	87,951,894	1,145,762	8,278,949
Net Increase in Net Assets	2,710,299	16,606,910	91,191,854	646,233	8,151,019
NET ASSETS:

Beginning of period	$100	$284,106,020	$192,914,166	$8,151,119	$100

End of period	$2,710,399	$300,712,930	$284,106,020	$8,797,352	$8,151,119
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$11,065	$1,268,863	$2,322,594	$(27,103)	$15,672
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	5,650,000	3,950,000	350,000	4

Shares created	150,000	450,000	3,100,000	50,000	350,000

Shares redeemed	(50,004)	(250,000)	(1,400,000)	—	(4)
Shares outstanding, end of period	100,000	5,850,000	5,650,000	400,000	350,000
*	Commencement of operations.

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree United Kingdom Hedged Equity Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period June 28, 2013* through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$371,170	$1,271,954

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	551,346	(1,207,139)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(827,866)	843,526
Net increase (decrease) in net assets resulting from operations	94,650	908,341
DIVIDENDS:

Net investment income	(399,007)	(1,253,723)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,192,201	43,463,008

Cost of shares redeemed	—	(26,527,407)
Net increase in net assets resulting from capital share transactions	5,192,201	16,935,601
Net Increase in Net Assets	4,887,844	16,590,219
NET ASSETS:

Beginning of period	$16,590,319	$100

End of period	$21,478,163	$16,590,319
Undistributed net investment income included in net assets at end of period	$7,921	$35,758
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	4

Shares created	200,000	1,650,000

Shares redeemed	—	(1,000,004)
Shares outstanding, end of period	850,000	650,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$61.26	$64.33	$55.87	$61.64	$57.24	$30.80
Investment operations:
Net investment income[2]	1.28	2.32	2.60	2.87	2.99	2.23
Net realized and unrealized gain (loss)	(5.30)	(2.81)	8.44	(5.48)	4.62	26.27
Total from investment operations	(4.02)	(0.49)	11.04	(2.61)	7.61	28.50
Dividends to shareholders:
Net investment income	(1.19)	(2.58)	(2.58)	(3.16)	(3.21)	(2.06)
Net asset value, end of period	$56.05	$61.26	$64.33	$55.87	$61.64	$57.24

TOTAL RETURN[3]	(6.63)%	(0.59)%	20.49%	(3.86)%	14.03%	93.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,647	$55,138	$77,193	$61,456	$80,137	$117,339
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	4.11%[5]	3.86%[5]	4.71%[5]	5.18%	5.42%	4.25%
Portfolio turnover rate[7]	21%	27%	31%	68%	46%	25%

WisdomTree DEFA Equity Income Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$47.62	$41.39	$38.64	$43.82	$41.85	$28.43
Investment operations:
Net investment income[2]	1.27	2.57	1.74	1.90	1.75	1.56
Net realized and unrealized gain (loss)	(2.25)	6.14	2.70	(5.17)	2.01	13.44
Total from investment operations	(0.98)	8.71	4.44	(3.27)	3.76	15.00
Dividends to shareholders:
Net investment income	(1.26)	(2.48)	(1.69)	(1.91)	(1.79)	(1.58)
Net asset value, end of period	$45.38	$47.62	$41.39	$38.64	$43.82	$41.85

TOTAL RETURN[3]	(2.22)%	21.82%	12.08%	(7.45)%	9.74%	53.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$326,745	$304,753	$209,010	$175,809	$131,454	$142,297
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	5.22%[5]	5.71%[5]	4.58%[5]	4.84%	4.39%	3.91%
Portfolio turnover rate[7]	18%	26%	31%	32%	34%	36%
[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58% for both WisdomTree Australia Dividend Fund and WisdomTree DEFA Equity Income Fund.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$54.47	$47.77	$44.53	$49.51	$46.13	$32.00
Investment operations:
Net investment income[1]	1.23	2.27	1.63	1.90	1.58	2.00
Net realized and unrealized gain (loss)	(2.28)	6.72	3.22	(4.99)	3.39	14.24
Total from investment operations	(1.05)	8.99	4.85	(3.09)	4.97	16.24
Dividends to shareholders:
Net investment income	(1.27)	(2.29)	(1.61)	(1.89)	(1.59)	(2.11)
Net asset value, end of period	$52.15	$54.47	$47.77	$44.53	$49.51	$46.13

TOTAL RETURN[2]	(2.06)%	19.43%	11.42%	(6.18)%	11.33%	51.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$578,838	$569,188	$458,607	$385,202	$457,997	$435,906
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.49%[4,5]	0.48%[4]	0.48%[4]	0.48%	0.48%	0.19%[6]
Expenses, prior to expense waivers	0.49%[4,5]	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Net investment income	4.45%[4]	4.41%[4]	3.75%[4]	4.22%	3.50%	4.63%
Portfolio turnover rate[7]	17%	21%	20%	27%	30%	97%

WisdomTree Europe Dividend Growth Fund	For the Period May 7, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$25.10
Investment operations:
Net investment income[1]	0.15
Net realized and unrealized loss	(1.72)
Total from investment operations	(1.57)
Dividends to shareholders:
Net investment income	(0.12)
Net asset value, end of period	$23.41

TOTAL RETURN[2]	(6.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,043
Ratios to average net assets of:
Expenses	0.58%[4]
Net investment income	1.55%[4]
Portfolio turnover rate[7]	20%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree DEFA Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	Annualized.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.48% and the expense ratio (prior to expense waivers) would have been 0.48%.

[6]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[1]	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$56.40	$49.86	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	0.71	1.31	0.89	1.73	1.43	0.29
Net realized and unrealized gain (loss)	1.55	6.35	5.96	(3.84)	(0.02)	0.64
Total from investment operations	2.26	7.66	6.85	(2.11)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(0.76)	(1.12)	(0.92)	(1.57)	(1.52)	(0.13)
Return of capital	—	—	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(0.76)	(1.12)	(0.92)	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$57.90	$56.40	$49.86	$43.93	$47.61	$47.72

TOTAL RETURN[4]	3.99%	15.73%	16.06%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,932,470	$1,060,319	$164,527	$21,963	$21,425	$9,545
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.59%[6,7]	0.58%[6]	0.58%[6]	0.58%	0.58%	0.47%[6,8]
Expenses, prior to expense waivers	0.59%[6,7]	0.58%[6]	0.73%[6]	1.25%	1.65%	0.58%[6]
Net investment income	2.47%[6]	2.43%[6]	2.01%[6]	3.99%	3.11%	2.53%[6]
Portfolio turnover rate[9]	13%	28%	43%	42%	38%	79%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$62.23	$41.98	$38.22	$44.44	$37.62	$22.44
Investment operations:
Net investment income[2]	1.29	0.73	1.32	1.44	1.09	0.99
Net realized and unrealized gain (loss)	(9.49)	20.90	3.82	(5.74)	6.85	15.37
Total from investment operations	(8.20)	21.63	5.14	(4.30)	7.94	16.36
Dividends to shareholders:
Net investment income	(1.34)	(1.38)	(1.38)	(1.92)	(1.12)	(1.18)
Net asset value, end of period	$52.69	$62.23	$41.98	$38.22	$44.44	$37.62

TOTAL RETURN[4]	(13.40)%	53.06%	14.33%	(9.80)%	21.86%	74.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$995,900	$1,446,871	$60,874	$28,668	$28,889	$30,095
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.59%[6,7]	0.58%[6]	0.58%[6]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[6,7]	0.58%[6]	0.58%[6]	0.58%	0.58%	0.58%
Net investment income	4.33%[6]	1.29%[6]	3.52%[6]	3.79%	2.81%	2.92%
Portfolio turnover rate[9]	31%	24%	48%	58%	60%	55%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	Annualized.

[7]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58% for both WisdomTree Europe Hedged Equity Fund and WisdomTree Europe SmallCap Dividend Fund.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.49	(0.00)[2]
Net realized and unrealized gain (loss)	(0.78)	1.97
Total from investment operations	(0.29)	1.97
Dividends to shareholders:
Net investment income	(0.39)	—
Net asset value, end of period	$26.30	$26.98

TOTAL RETURN[3]	(1.11)%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,464	$9,443
Ratios to average net assets of:
Expenses	0.49%[4,5]	0.48%[4]
Net investment income (loss)	3.62%[4]	(0.00)%[4,6]
Portfolio turnover rate[7]	17%	4%

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[8]
Net asset value, beginning of period	$49.23	$42.13	$41.64	$46.85	$42.69	$28.46
Investment operations:
Net investment income[1]	1.22	2.06	1.82	1.74	1.83	1.50
Net realized and unrealized gain (loss)	(2.43)	7.11	0.45	(5.11)	4.21	14.24
Total from investment operations	(1.21)	9.17	2.27	(3.37)	6.04	15.74
Dividends to shareholders:
Net investment income	(1.18)	(2.07)	(1.78)	(1.84)	(1.88)	(1.51)
Net asset value, end of period	$46.84	$49.23	$42.13	$41.64	$46.85	$42.69

TOTAL RETURN[3]	(2.59)%	22.58%	5.98%	(7.24)%	14.93%	56.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$393,431	$349,545	$349,681	$355,992	$149,929	$164,338
Ratios to average net assets[9] of:
Expenses, net of expense waivers	0.58%[4,10]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[4,10]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	4.89%[4]	4.54%[4]	4.58%[4]	4.20%	4.30%	3.81%
Portfolio turnover rate[7]	39%	36%	50%	28%	52%	69%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree International Dividend ex-Financials Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48%.

[6]	Amount represents less than 0.005%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[8]

The information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[10]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Dividend Growth Fund	For the Period May 7, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$24.90
Investment operations:
Net investment income[1]	0.21
Net realized and unrealized loss	(0.06)
Total from investment operations	0.15
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$24.91

TOTAL RETURN[2]	0.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,473
Ratios to average net assets of:
Expenses	0.58%[3]
Net investment income	2.07%[3]
Portfolio turnover rate[4]	54%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$51.68	$45.77	$42.89	$47.68	$45.34	$31.57
Investment operations:
Net investment income[1]	1.17	2.35	1.59	1.86	1.56	1.50
Net realized and unrealized gain (loss)	(1.77)	5.79	2.84	(4.75)	2.37	13.91
Total from investment operations	(0.60)	8.14	4.43	(2.89)	3.93	15.41
Dividends to shareholders:
Net investment income	(1.17)	(2.23)	(1.55)	(1.90)	(1.59)	(1.64)
Net asset value, end of period	$49.91	$51.68	$45.77	$42.89	$47.68	$45.34

TOTAL RETURN[2]	(1.29)%	18.35%	10.80%	(6.02)%	9.21%	49.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$339,380	$315,276	$210,541	$167,253	$164,489	$149,624
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.49%[3,6]	0.48%[3]	0.48%[3]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.49%[3,6]	0.48%[3]	0.48%[3]	0.48%	0.48%	0.48%
Net investment income	4.43%[3]	4.77%[3]	3.77%[3]	4.34%	3.56%	3.54%
Portfolio turnover rate[4]	11%	15%	19%	23%	22%	26%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree International LargeCap Dividend Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.48% and the expense ratio (prior to expense waivers) would have been 0.48%.

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$60.03	$51.77	$48.10	$53.80	$48.69	$31.55
Investment operations:
Net investment income[1]	1.34	1.83	1.51	1.79	1.53	1.26
Net realized and unrealized gain (loss)	(3.21)	8.31	3.68	(5.69)	5.19	17.27
Total from investment operations	(1.87)	10.14	5.19	(3.90)	6.72	18.53
Dividends to shareholders:
Net investment income	(1.38)	(1.88)	(1.52)	(1.80)	(1.61)	(1.39)
Net asset value, end of period	$56.78	$60.03	$51.77	$48.10	$53.80	$48.69

TOTAL RETURN[2]	(3.25)%	20.22%	11.32%	(7.21)%	14.38%	59.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$144,796	$141,082	$119,069	$105,823	$156,006	$146,069
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	4.41%[4]	3.27%[4]	3.23%[4]	3.69%	3.14%	2.88%
Portfolio turnover rate[6]	26%	22%	38%	47%	40%	49%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$64.84	$55.38	$49.33	$53.15	$46.98	$29.08
Investment operations:
Net investment income[1]	1.25	1.91	1.82	1.77	1.43	1.20
Net realized and unrealized gain (loss)	(5.64)	9.97	6.09	(3.66)	6.14	17.91
Total from investment operations	(4.39)	11.88	7.91	(1.89)	7.57	19.11
Dividends to shareholders:
Net investment income	(1.35)	(2.42)	(1.86)	(1.93)	(1.40)	(1.21)
Net asset value, end of period	$59.10	$64.84	$55.38	$49.33	$53.15	$46.98

TOTAL RETURN[2]	(6.89)%	22.26%	16.78%	(3.41)%	16.64%	66.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$930,795	$923,997	$562,133	$424,264	$475,703	$429,870
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	3.90%[4]	3.20%[4]	3.76%[4]	3.65%	2.99%	2.87%
Portfolio turnover rate[6]	20%	42%	56%	52%	55%	63%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58% for both WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Capital Goods Fund	For the Period April 8, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$24.11
Investment operations:
Net investment income[1]	0.10
Net realized and unrealized gain	3.66
Total from investment operations	3.76
Net asset value, end of period	$27.87

TOTAL RETURN[2]	15.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,787
Ratios to average net assets of:
Expenses, net of expense waivers	0.44%[3]
Expenses, prior to expense waivers	0.49%[3]
Net investment income	0.83%[3]
Portfolio turnover rate[4]	17%

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$47.50	$42.95	$36.66	$36.94	$42.12	$32.02
Investment operations:
Net investment income[1]	0.38	0.88	1.54	0.81	1.79	0.73
Net realized and unrealized gain (loss)	4.89	4.91	5.30	(0.34)	(6.52)	9.89
Total from investment operations	5.27	5.79	6.84	0.47	(4.73)	10.62
Dividends and distributions to shareholders:
Net investment income	(0.55)	(0.62)	(0.55)	(0.75)	(0.45)	(0.52)
Capital gains	—	(0.62)	—	—	—	—
Total dividends and distributions to shareholders	(0.55)	(1.24)	(0.55)	(0.75)	(0.45)	(0.52)
Net asset value, end of period	$52.22	$47.50	$42.95	$36.66	$36.94	$42.12

TOTAL RETURN[2]	11.15%	13.48%	19.12%	1.46%	(11.25)%	33.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,863,770	$11,441,824	$5,632,633	$606,707	$494,981	$54,751
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.49%[3,6]	0.48%[3]	0.48%[3]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.49%[3,6]	0.48%[3]	0.48%[3]	0.48%	0.48%	0.48%
Net investment income	1.56%[3]	1.84%[3]	4.22%[3]	2.41%	5.40%	1.72%
Portfolio turnover rate[4]	20%	24%	36%	41%	28%	13%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.48% and the expense ratio (prior to expense waivers) would have been 0.48%.

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Financials Fund	For the Period April 8, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$23.83
Investment operations:
Net investment income[1]	0.20
Net realized and unrealized gain	2.14
Total from investment operations	2.34
Net asset value, end of period	$26.17

TOTAL RETURN[2]	9.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,850
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	1.66%[3]
Portfolio turnover rate[4]	9%

WisdomTree Japan Hedged Health Care Fund	For the Period April 8, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$24.20
Investment operations:
Net investment income[1]	0.07
Net realized and unrealized gain	4.10
Total from investment operations	4.17
Net asset value, end of period	$28.37

TOTAL RETURN[2]	17.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,419
Ratios to average net assets of:
Expenses, net of expense waivers	0.44%[3]
Expenses, prior to expense waivers	0.49%[3]
Net investment income	0.59%[3]
Portfolio turnover rate[4]	13%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Real Estate Fund	For the Period April 8, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$24.32
Investment operations:
Net investment income[1]	0.23
Net realized and unrealized gain	2.37
Total from investment operations	2.60
Net asset value, end of period	$26.92

TOTAL RETURN[2]	10.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,189
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	1.80%[3]
Portfolio turnover rate[4]	11%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$29.08	$26.17
Investment operations:
Net investment income[1]	0.16	0.59
Net realized and unrealized gain	2.51	2.38
Total from investment operations	2.67	2.97
Dividends to shareholders:
Net investment income	(0.24)	(0.06)
Net asset value, end of period	$31.51	$29.08

TOTAL RETURN[2]	9.21%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,236	$75,614
Ratios to average net assets of:
Expenses	0.59%[3,5]	0.58%[3]
Net investment income	1.07%[3]	2.75%[3]
Portfolio turnover rate[4]	28%	19%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree Japan Hedged Real Estate Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.58%.

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Tech, Media and Telecom Fund	For the Period April 8, 2014* through September 30, 2014 (unaudited)
Net asset value, beginning of period	$24.02
Investment operations:
Net investment income[1]	0.10
Net realized and unrealized gain	2.98
Total from investment operations	3.08
Net asset value, end of period	$27.10

TOTAL RETURN[2]	12.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,710
Ratios to average net assets of:
Expenses, net of expense waivers	0.44%[3]
Expenses, prior to expense waivers	0.49%[3]
Net investment income	0.81%[3]
Portfolio turnover rate[4]	11%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$50.28	$48.84	$45.45	$43.25	$41.54	$31.47
Investment operations:
Net investment income[1]	0.24	0.72	0.78	0.68	0.99	0.79
Net realized and unrealized gain	1.32	1.84	3.58	2.42	1.47	9.96
Total from investment operations	1.56	2.56	4.36	3.10	2.46	10.75
Dividends to shareholders:
Net investment income	(0.44)	(1.12)	(0.97)	(0.90)	(0.75)	(0.68)
Net asset value, end of period	$51.40	$50.28	$48.84	$45.45	$43.25	$41.54

TOTAL RETURN[2]	3.07%	5.41%	9.97%	7.36%	6.02%	34.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$300,713	$284,106	$192,914	$193,172	$235,685	$157,850
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.59%[3,6]	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[3,6]	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Net investment income	0.94%[3]	1.44%[3]	1.84%[3]	1.58%	2.51%	2.09%
Portfolio turnover rate[4]	29%	21%	41%	36%	39%	45%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Korea Hedged Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period November 7, 2013* through March 31, 2014
Net asset value, beginning of period	$23.29	$25.01
Investment operations:
Net investment income (loss)[1]	(0.06)	0.06
Net realized and unrealized loss	(1.18)	(1.55)
Total from investment operations	(1.24)	(1.49)
Dividends to shareholders:
Net investment income	(0.06)	(0.23)
Net asset value, end of period	$21.99	$23.29

TOTAL RETURN[2]	(5.34)%	(5.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,797	$8,151
Ratios to average net assets of:
Expenses	0.59%[3,4]	0.58%[3]
Net investment income (loss)	(0.53)%[3]	0.64%[3]
Portfolio turnover rate[5]	9%	37%

WisdomTree United Kingdom Hedged Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$25.52	$24.99
Investment operations:
Net investment income[1]	0.49	1.40
Net realized and unrealized gain (loss)	(0.20)	0.91
Total from investment operations	0.29	2.31
Dividends to shareholders:
Net investment income	(0.54)	(1.78)
Net asset value, end of period	$25.27	$25.52

TOTAL RETURN[2]	1.09%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,478	$16,590
Ratios to average net assets of:
Expenses	0.49%[3,4]	0.48%[3]
Net investment income	3.77%[3]	6.98%[3]
Portfolio turnover rate[5]	12%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.58% and 0.48%, for WisdomTree Korea Hedged Equity Fund and WisdomTree United Kingdom Hedged Equity Fund, respectively.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree Europe Dividend Growth Fund (“Europe Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Hedged Dividend Growth Fund (“International Hedged Dividend Growth Fund”)	May 7, 2014
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Notes to Financial Statements (unaudited) (continued)

share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Except for the Korea Hedged Equity Fund, which values forward foreign currency contracts daily using Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair value service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$47,242,817	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,903,317	—
Total	47,242,817	7,903,317	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(31)	—
Total - Net	$47,242,817	$7,903,286	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$325,370,661	$—	$—
Rights
China	—	4,202	—
Other*	24,865	—	—
Investment of Cash Collateral for Securities Loaned	—	29,467,032	—
Total	$325,395,526	$29,471,234	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Notes to Financial Statements (unaudited) (continued)

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks
Finland	$6,153,361	$291,502	$—
Other*	569,337,254	—	—
Exchange-Traded Funds	100,620	—	—
Rights
China	—	6,935	—
Portugal	—	—	1,209
Spain	21,605	—	—
Investment of Cash Collateral for Securities Loaned	—	52,509,678	—
Total	$575,612,840	$52,808,115	$1,209

Europe Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,027,082	$—	$—
Investment of Cash Collateral for Securities Loaned	—	148,542	—
Total	14,027,082	148,542	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	11	—
Total - Net	$14,027,082	$148,553	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,920,672,346	$—	$—
Rights	1,286,452	—	—
Investment of Cash Collateral for Securities Loaned	—	114,700,199	—
Total	2,921,958,798	114,700,199	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	106,494,036	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(60,238)	—
Total - Net	$2,921,958,798	$221,133,997	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$20,738,378	$—	$0
Other*	972,315,391	—	—
Exchange-Traded Funds	4,756	—	—
Rights*	919,490	—	—
Investment of Cash Collateral for Securities Loaned	—	118,811,622	—
Total	$993,978,015	$118,811,622	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,385,318	$—	$—
Investment of Cash Collateral for Securities Loaned	—	228,562	—
Total	14,385,318	228,562	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	527,296	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,243)	—
Total - Net	$14,385,318	$754,615	$—

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$389,806,342	$—	$—
Exchange-Traded Funds	2,013,188	—	—
Investment of Cash Collateral for Securities Loaned	—	27,847,700	—
Total	391,819,530	27,847,700	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	20	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(30)	—
Total - Net	$391,819,530	$27,847,690	$—

International Hedged Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,387,419	$—	$—
Rights	—	163	—
Investment of Cash Collateral for Securities Loaned	—	239,866	—
Total	7,387,419	240,029	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	253,627	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,617)	—
Total - Net	$7,387,419	$490,039	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$337,702,695	$—	$—
Exchange-Traded Funds	496,331	—	—
Rights	9,921	—	—
Investment of Cash Collateral for Securities Loaned	—	22,877,995	—
Total	338,208,947	22,877,995	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	68	—
Total - Net	$338,208,947	$22,878,063	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Finland	$3,147,928	$356,869	$—
Other*	140,575,802	—	—
Exchange-Traded Funds	8,745	—	—
Investment of Cash Collateral for Securities Loaned	—	35,441,898	—
Total	$143,732,475	$35,798,767	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$255,992,077	$1,035,419	$—
Spain	4,958,705	—	0
Other*	661,814,587	—	—
Exchange-Traded Funds	134,266	—	—
Rights
China	—	108,023	—
Portugal	—	—	115,612
Other*	317,509	—	—
Investment of Cash Collateral for Securities Loaned	—	182,833,361	—
Total	$923,217,144	$183,976,803	$115,612

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,746,960	$—	$—
Investment of Cash Collateral for Securities Loaned	—	820,698	—
Total	2,746,960	820,698	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	207,517	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,872)	—
Total - Net	$2,746,960	$1,017,343	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,693,061,071	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,222,890,117	—
Total	10,693,061,071	1,222,890,117	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	542,845,189	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,789,697)	—
Total - Net	$10,693,061,071	$1,762,945,609	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,739,118	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,464,035	—
Total	7,739,118	1,464,035	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	369,059	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(229)	—
Total - Net	$7,739,118	$1,832,865	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,396,844	$—	$—
Investment of Cash Collateral for Securities Loaned	—	443,976	—
Total	1,396,844	443,976	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	148,173	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11,650)	—
Total - Net	$1,396,844	$580,499	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,921,560	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,109,186	—
Total	19,921,560	5,109,186	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,072,717	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(590)	—
Total - Net	$19,921,560	$6,181,313	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$7,096,324	$156,036	$—
Other*	79,715,351	—	—
Investment of Cash Collateral for Securities Loaned	—	21,759,510	—
Total	86,811,675	21,915,546	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,766,154	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(33,310)	—
Total - Net	$86,811,675	$26,648,390	$—

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,676,827	$—	$—
Investment of Cash Collateral for Securities Loaned	—	806,820	—
Total	2,676,827	806,820	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	205,969	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,902)	—
Total - Net	$2,676,827	$1,001,887	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$21,309,024	$651,531	$—
Media	5,126,054	222,718	—
Other*	270,969,404	—	—
Exchange-Traded Funds	188,404	—	—
Investment of Cash Collateral for Securities Loaned	—	86,682,276	—
Total	297,592,886	87,556,525	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6	—
Total - Net	$297,592,886	$87,556,531	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Auto Components	$692,787	$—	$67,250
Other*	8,006,714	—	—
Total	8,699,501	—	67,250
Unrealized Appreciation on Forward Foreign Currency Contracts	—	354,549	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,656)	—
Total - Net	$8,699,501	$351,893	$67,250

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,323,668	$—	$—
Investment of Cash Collateral for Securities Loaned	—	77,792	—
Total	21,323,668	77,792	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	527,895	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,450)	—
Total - Net	$21,323,668	$604,237	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a summary of transfers between fair value measurement levels that occurred during the six months ended September 30, 2014. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]
DEFA Fund	$436,131	$—
International MidCap Dividend Fund	444,557	—
International SmallCap Dividend Fund	227,437	—
Japan Hedged SmallCap Equity Fund	125,222	—
Japan SmallCap Dividend Fund	825,072	—
Korea Hedged Equity Fund	—	63,540
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments.

[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk- related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the six months or period ended September 30, 2014 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in page 160. At September 30, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the six months or period ended September 30, 2014, which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

As of September 30, 2014, the effect of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$31
Europe Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	11	Unrealized depreciation on forward foreign currency contracts	—

Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	106,494,036	Unrealized depreciation on forward foreign currency contracts	60,238
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	527,296	Unrealized depreciation on forward foreign currency contracts	1,243
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	20	Unrealized depreciation on forward foreign currency contracts	30
International Hedged Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	253,627	Unrealized depreciation on forward foreign currency contracts	3,617
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	68	Unrealized depreciation on forward foreign currency contracts	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	207,517	Unrealized depreciation on forward foreign currency contracts	10,872
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	542,845,189	Unrealized depreciation on forward foreign currency contracts	2,789,697
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	369,059	Unrealized depreciation on forward foreign currency contracts	229
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	148,173	Unrealized depreciation on forward foreign currency contracts	11,650

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,072,717	Unrealized depreciation on forward foreign currency contracts	$590
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,766,154	Unrealized depreciation on forward foreign currency contracts	33,310
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	205,969	Unrealized depreciation on forward foreign currency contracts	10,902
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6	Unrealized depreciation on forward foreign currency contracts	—
Korea Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	354,549	Unrealized depreciation on forward foreign currency contracts	2,656
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	527,895	Unrealized depreciation on forward foreign currency contracts	1,450

For the six months or period ended September 30, 2014, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$(1,678)	$(31)
DEFA Equity Income Fund
Foreign exchange contracts	(7,430)	—
DEFA Fund
Foreign exchange contracts	(8,386)	—
Europe Dividend Growth Fund[3]
Foreign exchange contracts	(77)	11
Europe Hedged Equity Fund
Foreign exchange contracts	36,437,834	104,427,025
Europe SmallCap Dividend Fund
Foreign exchange contracts	2,480	8,424
Germany Hedged Equity Fund
Foreign exchange contracts	188,276	506,350
International Dividend ex-Financials Fund
Foreign exchange contracts	(7,055)	(10)
International Hedged Dividend Growth Fund[3]
Foreign exchange contracts	60,798	250,010
International LargeCap Dividend Fund
Foreign exchange contracts	(4,343)	68
International MidCap Dividend Fund
Foreign exchange contracts	(2,405)	—
International SmallCap Dividend Fund
Foreign exchange contracts	(9,018)	1
Japan Hedged Capital Goods Fund[4]
Foreign exchange contracts	41,011	196,645
Japan Hedged Equity Fund
Foreign exchange contracts	101,926,866	438,278,874
Japan Hedged Financials Fund[4]
Foreign exchange contracts	65,291	368,830

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Japan Hedged Health Care Fund[4]
Foreign exchange contracts	$27,601	$136,523
Japan Hedged Real Estate Fund[4]
Foreign exchange contracts	205,810	1,072,127
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	917,602	4,107,355
Japan Hedged Tech, Media and Telecom Fund[4]
Foreign exchange contracts	52,592	195,067
Japan SmallCap Dividend Fund
Foreign exchange contracts	(209)	6
Korea Hedged Equity Fund
Foreign exchange contracts	(184,691)	383,834
United Kingdom Hedged Equity Fund
Foreign exchange contracts	356,321	406,259

[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions

[3]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[4]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

During the six months or period ended September 30, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Australia Dividend Fund
Foreign exchange contracts	$—	$8,904
DEFA Equity Income Fund
Foreign exchange contracts	15,144	101,521
DEFA Fund
Foreign exchange contracts	135,461	250,855
Europe Dividend Growth Fund[1]
Foreign exchange contracts	—	3,537
Europe Hedged Equity Fund
Foreign exchange contracts	1,691,143,807	3,558,456,044
Europe SmallCap Dividend Fund
Foreign exchange contracts	1,148,607	761,693
Germany Hedged Equity Fund
Foreign exchange contracts	9,902,374	21,084,951
International Dividend ex-Financials Fund
Foreign exchange contracts	—	244,161
International Hedged Dividend Growth Fund[1]
Foreign exchange contracts	5,488,893	10,929,289
International LargeCap Dividend Fund
Foreign exchange contracts	57,857	69,208
International MidCap Dividend Fund
Foreign exchange contracts	—	23,457
International SmallCap Dividend Fund
Foreign exchange contracts	369,675	128,786

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Japan Hedged Capital Goods Fund[2]
Foreign exchange contracts	$2,759,361	$5,792,771
Japan Hedged Equity Fund
Foreign exchange contracts	9,314,240,226	19,931,596,332
Japan Hedged Financials Fund[2]
Foreign exchange contracts	5,178,940	10,901,445
Japan Hedged Health Care Fund[2]
Foreign exchange contracts	2,156,391	4,570,654
Japan Hedged Real Estate Fund[2]
Foreign exchange contracts	13,570,270	27,789,067
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	71,610,751	154,892,641
Japan Hedged Tech, Media and Telecom Fund[2]
Foreign exchange contracts	2,510,326	5,283,182
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	74,935
Korea Hedged Equity Fund
Foreign exchange contracts	7,272,040	15,683,818
United Kingdom Hedged Equity Fund
Foreign exchange contracts	17,700,777	37,574,098
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the Investment Advisory Agreement for each Fund, except Europe Dividend Growth Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and United Kingdom Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Notes to Financial Statements (unaudited) (continued)

Under the investment advisory agreement for Europe Dividend Growth Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and United Kingdom Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

During the six months or period ended September 30, 2014, the Trust incurred expenses pertaining to proxy printing, mailing and solicitation. These proxy expenses are not paid by WTAM. During the period, each Fund in the Trust borne its pro rate allocation of these proxy expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Europe Hedged Equity Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The following Forward Contracts were open at September 30, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Australia Dividend Fund
	10/2/2014	AUD	18,000	USD	15,720	$(31)
Europe Dividend Growth Fund
	10/1/2014	GBP	2,461	USD	4,000	$11

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Europe Hedged Equity Fund
	10/2/2014	USD	4,200,000	EUR	3,324,758	$—
	10/2/2014	USD	4,200,000	EUR	3,324,758	—
	10/3/2014	EUR	142,092,524	USD	187,188,713	7,689,190
	10/3/2014	EUR	426,264,324	USD	561,566,162	23,084,329
	10/3/2014	EUR	124,326,239	USD	163,790,123	6,734,002
	10/3/2014	EUR	266,415,782	USD	350,978,816	14,426,938
	10/3/2014	EUR	408,499,573	USD	538,167,550	22,127,182
	10/3/2014	EUR	408,504,844	USD	538,167,550	22,120,523
	10/3/2014	EUR	8,603,773	USD	11,334,679	465,894
	10/3/2014	EUR	26,670,489	USD	34,567,354	875,645
	10/3/2014	EUR	33,364,265	USD	43,209,192	1,061,516
	10/3/2014	EUR	66,906,455	USD	86,418,384	1,898,268
	10/3/2014	EUR	35,619,987	USD	46,089,805	1,092,571
	10/3/2014	EUR	4,452,289	USD	5,761,226	136,837
	10/3/2014	EUR	24,480,303	USD	31,686,741	761,802
	10/3/2014	EUR	20,003,082	USD	25,925,515	656,460
	10/3/2014	EUR	4,458,208	USD	5,761,226	129,359
	10/3/2014	EUR	31,405,371	USD	40,328,579	655,492
	10/3/2014	EUR	40,434,035	USD	51,851,030	772,410
	10/3/2014	EUR	4,478,600	USD	5,761,226	103,599
	10/3/2014	EUR	81,021,350	USD	103,702,061	1,351,190
	10/3/2014	EUR	63,576,905	USD	80,657,158	343,122
	10/3/2014	USD	187,188,713	EUR	148,180,260	1,191
	10/3/2014	USD	169,551,349	EUR	134,217,302	(264)
	10/3/2014	USD	641,681,839	EUR	507,955,856	(2,522)
	10/3/2014	USD	673,556,352	EUR	533,193,233	4,284
	10/3/2014	USD	350,978,816	EUR	277,837,970	2,232
	10/3/2014	USD	889,956,021	EUR	704,491,570	(1,384)
	11/4/2014	EUR	506,332,648	USD	639,749,275	(11,932)
	11/4/2014	EUR	133,787,660	USD	169,040,708	(2,618)
	11/4/2014	EUR	702,235,871	USD	887,275,725	(13,038)
	11/4/2014	EUR	531,487,693	USD	671,527,791	(17,309)
	11/4/2014	EUR	147,705,920	USD	186,624,953	(4,367)
	11/4/2014	EUR	276,947,490	USD	349,921,769	(6,804)
						$106,433,798
Germany Hedged Equity Fund
	10/3/2014	EUR	3,077,413	USD	4,054,261	$166,694
	10/3/2014	EUR	5,973,880	USD	7,870,037	323,485
	10/3/2014	EUR	1,034,429	USD	1,326,522	19,771
	10/3/2014	EUR	1,036,398	USD	1,326,522	17,284
	10/3/2014	USD	100,000	EUR	78,434	(918)
	10/3/2014	USD	4,777,522	EUR	3,781,890	(19)
	10/3/2014	USD	4,922,296	EUR	3,896,534	31
	10/3/2014	USD	4,777,524	EUR	3,781,931	31
	11/4/2014	EUR	3,752,312	USD	4,741,031	(88)
	11/4/2014	EUR	3,866,046	USD	4,884,699	(126)
	11/4/2014	EUR	3,752,316	USD	4,741,033	(92)
						$526,053

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Dividend ex-Financials Fund
	10/2/2014	AUD	58,000	USD	50,772	$20
	10/2/2014	EUR	33,000	USD	41,679	(9)
	10/2/2014	GBP	82,000	USD	132,913	(21)
						$(10)
International Hedged Dividend Growth Fund
	10/2/2014	USD	27,354	EUR	21,653	$—
	10/3/2014	AUD	206,527	USD	192,748	12,349
	10/3/2014	AUD	200,454	USD	187,078	11,984
	10/3/2014	AUD	200,453	USD	187,079	11,985
	10/3/2014	AUD	128,142	USD	113,270	1,339
	10/3/2014	CHF	244,523	USD	267,060	11,160
	10/3/2014	CHF	237,332	USD	259,209	10,835
	10/3/2014	CHF	237,331	USD	259,203	10,829
	10/3/2014	CHF	148,503	USD	158,272	2,860
	10/3/2014	DKK	294,309	USD	52,045	2,122
	10/3/2014	DKK	303,227	USD	53,622	2,185
	10/3/2014	DKK	294,310	USD	52,045	2,121
	10/3/2014	DKK	184,462	USD	31,880	589
	10/3/2014	EUR	520,293	USD	685,447	28,469
	10/3/2014	EUR	504,992	USD	665,281	27,623
	10/3/2014	EUR	504,990	USD	665,284	27,629
	10/3/2014	EUR	315,287	USD	405,582	7,467
	10/3/2014	GBP	255,331	USD	423,937	9,832
	10/3/2014	GBP	247,823	USD	411,471	9,543
	10/3/2014	GBP	247,822	USD	411,469	9,542
	10/3/2014	GBP	152,370	USD	249,233	2,114
	10/3/2014	JPY	18,334,008	USD	176,524	9,356
	10/3/2014	JPY	17,794,773	USD	171,330	9,079
	10/3/2014	JPY	17,794,772	USD	171,333	9,081
	10/3/2014	JPY	11,317,352	USD	103,973	782
	10/3/2014	NOK	300,178	USD	48,541	1,840
	10/3/2014	NOK	291,350	USD	47,113	1,785
	10/3/2014	NOK	291,349	USD	47,114	1,786
	10/3/2014	NOK	178,314	USD	28,077	335
	10/3/2014	NZD	4,293	USD	3,583	242
	10/3/2014	NZD	4,169	USD	3,479	235
	10/3/2014	NZD	4,167	USD	3,478	235
	10/3/2014	NZD	2,350	USD	1,891	62
	10/3/2014	SEK	589,886	USD	84,609	2,886
	10/3/2014	SEK	572,538	USD	82,119	2,799
	10/3/2014	SEK	572,537	USD	82,120	2,800
	10/3/2014	SEK	358,753	USD	50,254	552
	10/3/2014	SGD	52,447	USD	42,025	910
	10/3/2014	SGD	54,037	USD	43,299	937
	10/3/2014	SGD	52,449	USD	42,027	910
	10/3/2014	SGD	32,311	USD	25,465	135
	10/3/2014	USD	13,792	AUD	15,761	—
	10/3/2014	USD	214,520	AUD	245,168	(368)
	10/3/2014	USD	214,583	AUD	245,241	(368)
	10/3/2014	USD	214,519	AUD	245,167	(368)

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Hedged Dividend Growth Fund (continued)
	10/3/2014	USD	302,674	CHF	289,202	$(17)
	10/3/2014	USD	302,762	CHF	289,287	(16)
	10/3/2014	USD	302,672	CHF	289,200	(16)
	10/3/2014	USD	25,717	CHF	24,573	—
	10/3/2014	USD	60,877	DKK	358,734	(25)
	10/3/2014	USD	60,896	DKK	358,841	(26)
	10/3/2014	USD	60,878	DKK	358,733	(26)
	10/3/2014	USD	3,137	DKK	18,488	—
	10/3/2014	USD	777,067	EUR	615,127	(342)
	10/3/2014	USD	777,290	EUR	615,310	(334)
	10/3/2014	USD	777,063	EUR	615,125	(340)
	10/3/2014	USD	39,375	EUR	31,170	—
	10/3/2014	USD	488,246	GBP	301,175	210
	10/3/2014	USD	488,102	GBP	301,086	210
	10/3/2014	USD	488,100	GBP	301,085	211
	10/3/2014	USD	32,684	GBP	20,161	—
	10/3/2014	USD	46,241	JPY	5,072,462	—
	10/3/2014	USD	198,289	JPY	21,751,317	38
	10/3/2014	USD	198,232	JPY	21,744,795	35
	10/3/2014	USD	198,231	JPY	21,744,793	36
	10/3/2014	USD	55,068	NOK	353,696	(40)
	10/3/2014	USD	55,084	NOK	353,801	(39)
	10/3/2014	USD	55,067	NOK	353,694	(40)
	10/3/2014	USD	5,841	NOK	37,514	—
	10/3/2014	USD	3,891	NZD	4,993	(5)
	10/3/2014	USD	3,892	NZD	4,994	(5)
	10/3/2014	USD	3,891	NZD	4,992	(5)
	10/3/2014	USD	96,808	SEK	697,836	(130)
	10/3/2014	USD	96,837	SEK	698,044	(130)
	10/3/2014	USD	96,808	SEK	697,834	(129)
	10/3/2014	USD	7,356	SEK	53,022	—
	10/3/2014	USD	49,981	SGD	63,741	(12)
	10/3/2014	USD	49,997	SGD	63,760	(13)
	10/3/2014	USD	49,983	SGD	63,743	(12)
	10/6/2014	ILS	28,281	USD	7,926	247
	10/6/2014	ILS	29,139	USD	8,167	255
	10/6/2014	ILS	28,283	USD	7,926	247
	10/6/2014	ILS	17,317	USD	4,731	29
	10/6/2014	USD	20,316	HKD	157,754	—
	10/6/2014	USD	9,322	ILS	34,346	4
	10/6/2014	USD	9,319	ILS	34,336	4
	10/6/2014	USD	9,320	ILS	34,338	3
	11/4/2014	CHF	310,523	USD	325,069	13
	11/4/2014	CHF	310,614	USD	325,162	11
	11/4/2014	CHF	310,521	USD	325,064	11
	11/4/2014	DKK	410,454	USD	69,664	28
	11/4/2014	DKK	410,452	USD	69,662	26
	11/4/2014	DKK	410,576	USD	69,686	29
	11/4/2014	EUR	640,567	USD	809,354	338
	11/4/2014	EUR	640,565	USD	809,355	341

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Hedged Dividend Growth Fund (continued)
	11/4/2014	EUR	640,758	USD	809,589	$332
	11/4/2014	GBP	307,988	USD	499,154	(217)
	11/4/2014	GBP	307,986	USD	499,150	(217)
	11/4/2014	GBP	308,078	USD	499,299	(217)
	11/4/2014	NOK	372,435	USD	57,919	40
	11/4/2014	NOK	372,434	USD	57,920	41
	11/4/2014	NOK	372,545	USD	57,936	40
	11/4/2014	SEK	740,669	USD	102,736	136
	11/4/2014	SEK	740,667	USD	102,736	136
	11/4/2014	SEK	740,890	USD	102,767	136
	11/5/2014	ILS	33,565	USD	9,110	(5)
	11/5/2014	ILS	33,556	USD	9,103	(9)
	11/5/2014	ILS	33,554	USD	9,107	(4)
	11/5/2014	NZD	5,193	USD	4,034	6
	11/5/2014	NZD	5,193	USD	4,034	6
	11/5/2014	NZD	5,192	USD	4,033	6
	11/5/2014	SGD	67,877	USD	53,220	12
	11/5/2014	SGD	67,859	USD	53,206	12
	11/5/2014	SGD	67,857	USD	53,205	13
	11/6/2014	AUD	238,180	USD	207,900	354
	11/6/2014	AUD	238,110	USD	207,838	353
	11/6/2014	AUD	238,108	USD	207,837	354
	11/6/2014	JPY	24,722,899	USD	225,424	(49)
	11/6/2014	JPY	24,715,485	USD	225,359	(46)
	11/6/2014	JPY	24,715,483	USD	225,358	(47)
						$250,010
International LargeCap Dividend Fund
	10/2/2014	AUD	160,000	USD	140,062	$54
	10/3/2014	HKD	1,029,000	EUR	104,912	14
						$68
Japan Hedged Capital Goods Fund
	10/2/2014	USD	3,088	JPY	338,523	$(2)
	10/3/2014	JPY	133,782,835	USD	1,288,064	68,467
	10/3/2014	JPY	137,834,181	USD	1,327,096	70,564
	10/3/2014	JPY	133,781,522	USD	1,288,065	68,480
	10/3/2014	USD	1,293,067	JPY	140,658,535	(10,789)
	10/3/2014	USD	887,453	JPY	97,349,156	6
	10/3/2014	USD	861,353	JPY	94,485,083	(4)
	10/3/2014	USD	861,352	JPY	94,485,146	(2)
	11/6/2014	JPY	104,661,821	USD	954,308	(33)
	11/6/2014	JPY	101,582,147	USD	926,241	(19)
	11/6/2014	JPY	101,582,500	USD	926,240	(23)
						$196,645
Japan Hedged Equity Fund
	10/1/2014	USD	7,536,000	JPY	824,785,056	$(17,106)
	10/3/2014	JPY	74,125,119,982	USD	713,238,748	37,495,837
	10/3/2014	JPY	112,812,585,694	USD	1,086,159,897	57,732,489
	10/3/2014	JPY	77,693,122,604	USD	747,995,038	39,725,334
	10/3/2014	JPY	108,863,675,174	USD	1,048,161,977	55,733,813
	10/3/2014	JPY	113,942,027,433	USD	1,097,058,459	58,334,781

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Equity Fund (continued)
	10/3/2014	JPY	108,526,049,278	USD	1,044,446,651	$55,096,368
	10/3/2014	JPY	108,431,950,615	USD	1,043,241,858	54,749,402
	10/3/2014	JPY	113,099,622,897	USD	1,088,983,255	57,939,145
	10/3/2014	JPY	111,409,875,097	USD	1,072,679,382	57,039,430
	10/3/2014	JPY	6,272,741,673	USD	60,395,254	3,211,391
	10/3/2014	JPY	108,926,223,386	USD	1,049,100,566	56,102,197
	10/3/2014	JPY	1,833,575,858	USD	17,447,008	731,677
	10/3/2014	JPY	1,575,602,374	USD	14,954,578	590,997
	10/3/2014	JPY	3,970,103,980	USD	37,386,445	1,193,996
	10/3/2014	JPY	2,395,768,259	USD	22,431,867	591,451
	10/3/2014	JPY	2,407,995,870	USD	22,431,867	479,982
	10/3/2014	JPY	14,423,600,646	USD	134,591,201	3,102,093
	10/3/2014	JPY	2,715,656,688	USD	24,924,297	167,699
	10/3/2014	JPY	8,165,064,996	USD	74,772,890	338,140
	10/3/2014	USD	4,984,859	JPY	541,829,249	(45,410)
	10/3/2014	USD	1,088,983,255	JPY	119,417,903,743	(340,135)
	10/3/2014	USD	1,178,345,262	JPY	129,258,583,515	7,926
	10/3/2014	USD	1,044,446,651	JPY	114,575,797,614	54,633
	10/3/2014	USD	1,086,159,897	JPY	119,195,187,096	452,883
	10/3/2014	USD	1,171,831,349	JPY	128,491,307,417	(472,839)
	10/3/2014	USD	713,238,748	JPY	78,185,231,555	(482,857)
	10/3/2014	USD	1,221,078,212	JPY	133,944,709,171	(5,144)
	10/3/2014	USD	1,043,241,858	JPY	114,412,334,566	(230,744)
	10/3/2014	USD	775,411,765	JPY	85,058,018,149	(1,853)
	10/3/2014	USD	1,072,679,382	JPY	117,607,494,763	(540,398)
	11/6/2014	JPY	117,583,252,209	USD	1,072,679,382	516,020
	11/6/2014	JPY	129,232,659,919	USD	1,178,345,262	(41,290)
	11/6/2014	JPY	119,393,074,925	USD	1,088,983,255	317,325
	11/6/2014	JPY	78,167,543,234	USD	713,238,748	480,984
	11/6/2014	JPY	128,463,535,014	USD	1,171,831,349	457,935
	11/6/2014	JPY	133,917,357,019	USD	1,221,078,212	(24,972)
	11/6/2014	JPY	30,427,984,692	USD	277,447,864	(4,662)
	11/6/2014	JPY	114,553,133,122	USD	1,044,446,651	(87,073)
	11/6/2014	JPY	119,169,662,339	USD	1,086,159,897	(468,882)
	11/6/2014	JPY	114,389,383,245	USD	1,043,241,858	201,261
	11/6/2014	JPY	85,040,881,549	USD	775,411,765	(19,393)
	11/6/2014	JPY	30,428,234,395	USD	277,447,864	(6,939)
						$540,055,492
Japan Hedged Financials Fund
	10/2/2014	USD	15,045	JPY	1,650,361	$—
	10/3/2014	JPY	215,446,966	USD	2,074,328	110,260
	10/3/2014	JPY	221,971,239	USD	2,137,185	113,640
	10/3/2014	JPY	215,444,684	USD	2,074,328	110,281
	10/3/2014	JPY	133,602,571	USD	1,252,815	34,861
	10/3/2014	USD	2,563,143	JPY	281,163,971	17
	10/3/2014	USD	2,487,757	JPY	272,891,518	(11)
	10/3/2014	USD	2,487,756	JPY	272,891,906	(6)
	11/6/2014	JPY	295,339,408	USD	2,692,909	(94)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Financials Fund (continued)
	11/6/2014	JPY	286,649,015	USD	2,613,708	$(53)
	11/6/2014	JPY	286,650,103	USD	2,613,706	(65)
						$368,830
Japan Hedged Health Care Fund
	10/3/2014	JPY	98,419,598	USD	947,586	$50,369
	10/3/2014	JPY	95,523,187	USD	919,717	48,904
	10/3/2014	JPY	95,524,014	USD	919,717	48,897
	10/3/2014	USD	1,391,266	JPY	151,340,524	(11,608)
	10/3/2014	USD	474,556	JPY	52,056,420	3
	10/3/2014	USD	460,600	JPY	50,524,964	(2)
	10/3/2014	USD	460,598	JPY	50,524,837	(1)
	11/6/2014	JPY	53,185,482	USD	484,946	(17)
	11/6/2014	JPY	51,620,573	USD	470,684	(10)
	11/6/2014	JPY	51,620,698	USD	470,683	(12)
						$136,523
Japan Hedged Real Estate Fund
	10/3/2014	JPY	691,551,226	USD	6,658,270	$353,918
	10/3/2014	JPY	712,493,525	USD	6,860,035	364,768
	10/3/2014	JPY	691,543,902	USD	6,658,270	353,985
	10/3/2014	USD	6,860,035	JPY	752,511,539	46
	10/3/2014	USD	6,658,270	JPY	730,370,937	(28)
	10/3/2014	USD	6,658,270	JPY	730,372,269	(16)
	11/6/2014	JPY	756,474,452	USD	6,897,545	(242)
	11/6/2014	JPY	734,214,708	USD	6,694,678	(137)
	11/6/2014	JPY	734,217,946	USD	6,694,677	(167)
						$1,072,127
Japan Hedged SmallCap Equity Fund
	10/2/2014	JPY	1,716,726	USD	15,650	$—
	10/2/2014	JPY	1,716,726	USD	15,650	—
	10/3/2014	JPY	3,072,612,927	USD	29,583,183	1,572,484
	10/3/2014	JPY	3,165,661,337	USD	30,479,642	1,620,691
	10/3/2014	JPY	3,072,580,282	USD	29,583,182	1,572,781
	10/3/2014	USD	3,088,824	JPY	335,455,552	(30,728)
	10/3/2014	USD	29,429,442	JPY	3,228,262,640	198
	10/3/2014	USD	28,563,871	JPY	3,133,279,552	(121)
	10/3/2014	USD	28,563,870	JPY	3,133,285,155	(68)
	11/6/2014	JPY	3,315,345,037	USD	30,229,364	(1,059)
	11/6/2014	JPY	3,217,788,158	USD	29,340,267	(600)
	11/6/2014	JPY	3,217,802,609	USD	29,340,265	(734)
						$4,732,844
Japan Hedged Tech, Media and Telecom Fund
	10/3/2014	JPY	136,808,690	USD	1,317,197	$70,015
	10/3/2014	JPY	132,782,461	USD	1,278,457	67,979
	10/3/2014	JPY	132,783,612	USD	1,278,457	67,969
	10/3/2014	USD	1,297,133	JPY	141,100,830	(10,823)
	10/3/2014	USD	876,172	JPY	96,111,687	6
	10/3/2014	USD	850,404	JPY	93,284,046	(3)
	10/3/2014	USD	850,402	JPY	93,283,996	(2)
	11/6/2014	JPY	102,080,776	USD	930,774	(33)

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Tech, Media and Telecom Fund (continued)
	11/6/2014	JPY	99,077,142	USD	903,400	$(18)
	11/6/2014	JPY	99,077,375	USD	903,398	(23)
						$195,067
Japan SmallCap Dividend Fund
	10/2/2014	JPY	15,544,551	USD	141,713	$6
Korea Hedged Equity Fund
	10/6/2014	KRW	3,070,108,890	USD	3,023,100	$114,519
	10/6/2014	KRW	3,163,142,587	USD	3,114,402	117,682
	10/6/2014	KRW	3,070,109,075	USD	3,021,910	113,329
	10/6/2014	USD	2,997,529	KRW	3,163,142,587	(809)
	10/6/2014	USD	2,909,367	KRW	3,070,109,075	(786)
	10/6/2014	USD	2,909,642	KRW	3,070,108,890	(1,061)
	11/5/2014	KRW	3,148,294,657	USD	2,978,998	2,232
	11/5/2014	KRW	3,055,697,848	USD	2,895,257	6,043
	11/5/2014	KRW	3,055,697,663	USD	2,889,959	744
						$351,893
United Kingdom Hedged Equity Fund
	10/3/2014	GBP	4,444,038	USD	7,378,645	$174,253
	10/3/2014	GBP	4,578,788	USD	7,602,240	179,400
	10/3/2014	GBP	4,444,046	USD	7,378,645	174,240
	10/3/2014	USD	199,002	GBP	121,893	(1,397)
	10/3/2014	USD	7,602,240	GBP	4,689,449	(3)
	10/3/2014	USD	7,378,645	GBP	4,551,525	(3)
	10/3/2014	USD	7,179,643	GBP	4,428,773	2
	11/5/2014	GBP	4,561,406	USD	7,392,561	(24)
	11/5/2014	GBP	4,427,243	USD	7,175,135	(14)
	11/5/2014	GBP	4,307,836	USD	6,981,620	(9)
						$526,445

Currency Legend:

AUD — Australian dollar

CHF — Swiss franc

DKK — Danish krone

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

ILS — Israeli New shekel

JPY — Japanese yen

KRW — South Korean won

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

USD — U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the

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Notes to Financial Statements (unaudited) (continued)

securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2014, the impact of netting of assets and liabilities and the offsetting of

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Australia Dividend Fund
Securities Lending	$7,506,905	$—	$(7,506,905)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	31	—	—	31
DEFA Equity Income Fund
Securities Lending	28,462,867	—	(28,462,867)[1]	—	—	—	—	—
DEFA Fund
Securities Lending	50,611,957	—	(50,611,957)[1]	—	—	—	—	—
Europe Dividend Growth Fund
Securities Lending	161,547	—	(161,547)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	11	—	—	11	—	—	—	—
Europe Hedged Equity Fund
Securities Lending	123,660,134	—	(123,660,134)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	106,494,036	(38,535)	—	106,455,501	60,238	(38,535)	—	21,703
Europe SmallCap Dividend Fund
Securities Lending	112,879,373	—	(112,879,373)[1]	—	—	—	—	—
Germany Hedged Equity Fund
Securities Lending	217,577	—	(217,577)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	527,296	(157)	—	527,139	1,243	(157)	—	1,086
International Dividend ex-Financials Fund
Securities Lending	26,609,858	—	(26,609,858)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	20	—	—	20	30	—	—	30
International Hedged Dividend Growth Fund
Securities Lending	229,411	—	(229,411)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	253,627	—	—	253,627	3,617	—	—	3,617
International LargeCap Dividend Fund
Securities Lending	21,792,759	—	(21,792,759)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	68	—	—	68	—	—	—	—
International MidCap Dividend Fund
Securities Lending	34,957,976	—	(34,957,976)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	173,875,228	—	(173,875,228)[1]	—	—	—	—	—
Japan Hedged Capital Goods Fund
Securities Lending	780,223	—	(780,223)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	207,517	—	—	207,517	10,872	—	—	10,872
Japan Hedged Equity Fund
Securities Lending	1,162,249,323	—	(1,162,249,323)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	542,845,189	(1,085,008)	—	541,760,181	2,789,697	(1,085,008)	—	1,704,689

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Japan Hedged Financials Fund
Securities Lending	$1,385,462	$—	$(1,385,462)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	369,059	—	—	369,059	229	—	—	229
Japan Hedged Health Care Fund
Securities Lending	422,413	—	(422,413)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	148,173	—	—	148,173	11,650	—	—	11,650
Japan Hedged Real Estate Fund
Securities Lending	4,858,710	—	(4,858,710)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,072,717	—	—	1,072,717	590	—	—	590
Japan Hedged SmallCap Equity Fund
Securities Lending	20,656,152	—	(20,656,152)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	4,766,154	(1,059)	—	4,765,095	33,310	(1,059)	—	32,251
Japan Hedged Tech, Media and Telecom Fund
Securities Lending	767,265	—	(767,265)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	205,969	—	—	205,969	10,902	—	—	10,902
Japan SmallCap Dividend Fund
Securities Lending	82,394,994	—	(82,394,994)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	6	—	—	6	—	—	—	—
Korea Hedged Equity Fund
Forward Foreign Currency Contracts	354,549	(809)	—	353,740	2,656	(809)	—	1,847
United Kingdom Hedged Equity Fund
Securities Lending	74,036	—	(74,036)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	527,895	(27)	—	527,868	1,450	(27)	—	1,423
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Australia Dividend Fund	0.58%
DEFA Equity Income Fund	0.58%
DEFA Fund	0.48%
Europe Dividend Growth Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International Hedged Dividend Growth Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Japan Hedged Capital Goods Fund	0.48%*
Japan Hedged Equity Fund	0.48%
Japan Hedged Financials Fund	0.48%*
Japan Hedged Health Care Fund	0.48%*
Japan Hedged Real Estate Fund	0.48%*
Japan Hedged SmallCap Equity Fund	0.58%
Japan Hedged Tech, Media and Telecom Fund	0.48%*
Japan SmallCap Dividend Fund	0.58%
Korea Hedged Equity Fund	0.58%
United Kingdom Hedged Equity Fund	0.48%
*	WTAM has contractually agreed to limit the advisory fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. WTAM waives its advisory fees for each Fund’s investment associated with daily uninvested cash in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. Please see Note 7 for additional information on Other Affiliated Parties and Transactions. WTAM has also contractually agreed to limit the advisory fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust, for the Japan Hedged Capital Goods Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, and the Japan Hedged Tech, Media and Telecom Fund.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended September 30, 2014, the advisory fees waived by WTAM were as follows:

Fund	Advisory Fees Waived
Australia Dividend Fund	$—
DEFA Equity Income Fund	1,346
DEFA Fund	2,461
Europe Dividend Growth Fund[1]	—
Europe Hedged Equity Fund	—
Europe SmallCap Dividend Fund	4,327
Germany Hedged Equity Fund	—
International Dividend ex-Financials Fund	8,656
International Hedged Dividend Growth Fund[1]	—
International LargeCap Dividend Fund	1,787
International MidCap Dividend Fund	2,077
International SmallCap Dividend Fund	6,399
Japan Hedged Capital Goods Fund[2]	733
Japan Hedged Equity Fund	—
Japan Hedged Financials Fund[2]	1,298
Japan Hedged Health Care Fund[2]	619
Japan Hedged Real Estate Fund[2]	3,043
Japan Hedged SmallCap Equity Fund	—
Japan Hedged Tech, Media and Telecom Fund[2]	690
Japan SmallCap Dividend Fund	1,472
Korea Hedged Equity Fund	—
United Kingdom Hedged Equity Fund	—
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2014, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months or period ended September 30, 2014 were as follows:

Fund	Purchases	Sales
Australia Dividend Fund	$11,827,756	$11,643,346
DEFA Equity Income Fund	58,016,337	58,171,236
DEFA Fund	101,683,604	101,214,084
Europe Dividend Growth Fund[1]	32,904,629	2,726,927
Europe Hedged Equity Fund	503,160,968	248,285,729
Europe SmallCap Dividend Fund	450,658,761	444,891,284
Germany Hedged Equity Fund	2,914,506	1,838,240
International Dividend ex-Financials Fund	153,662,575	153,710,255
International Hedged Dividend Growth Fund[1]	3,510,700	3,118,026

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Purchases	Sales
International LargeCap Dividend Fund	$35,951,918	$35,809,328
International MidCap Dividend Fund	38,492,615	38,715,243
International SmallCap Dividend Fund	189,182,905	187,538,518
Japan Hedged Capital Goods Fund[2]	628,930	518,034
Japan Hedged Equity Fund	2,605,263,044	2,088,797,254
Japan Hedged Financials Fund[2]	870,863	514,279
Japan Hedged Health Care Fund[2]	439,894	320,138
Japan Hedged Real Estate Fund[2]	3,014,179	1,542,066
Japan Hedged SmallCap Equity Fund	31,519,723	23,290,698
Japan Hedged Tech, Media and Telecom Fund[2]	532,736	305,529
Japan SmallCap Dividend Fund	93,338,169	85,650,373
Korea Hedged Equity Fund	1,661,700	730,175
United Kingdom Hedged Equity Fund	3,016,331	2,468,921
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

For the six months or period ended September 30, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Australia Dividend Fund	$—	$2,781,412
DEFA Equity Income Fund	38,608,304	—
DEFA Fund	34,097,314	—
Europe Dividend Growth Fund[1]	15,066,478	—
Europe Hedged Equity Fund	1,826,165,702	49,364,284
Europe SmallCap Dividend Fund	767,070,666	979,200,399
Germany Hedged Equity Fund	5,429,882	—
International Dividend ex-Financials Fund	65,480,067	—
International Hedged Dividend Growth Fund[1]	7,515,150	—
International LargeCap Dividend Fund	36,772,991	—
International MidCap Dividend Fund	11,769,869	—
International SmallCap Dividend Fund	286,999,674	188,787,359
Japan Hedged Capital Goods Fund[2]	3,715,504	1,225,299
Japan Hedged Equity Fund	610,079,889	2,102,683,788
Japan Hedged Financials Fund[2]	7,477,341	—
Japan Hedged Health Care Fund[2]	2,445,977	1,359,693
Japan Hedged Real Estate Fund[2]	19,129,716	—
Japan Hedged SmallCap Equity Fund	8,771,465	6,023,001
Japan Hedged Tech, Media and Telecom Fund[2]	3,624,417	1,292,068
Japan SmallCap Dividend Fund	15,835,797	13,296,781
Korea Hedged Equity Fund	—	—
United Kingdom Hedged Equity Fund	5,272,116	—
[1]	For the period May 7, 2014 (commencement of operations) through September 30, 2014.

[2]	For the period April 8, 2014 (commencement of operations) through September 30, 2014.

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$55,120,230	$6,013,268	$(5,987,364)	$25,904
DEFA Equity Income Fund	326,213,469	42,519,895	(13,866,604)	28,653,291
DEFA Fund	549,656,662	94,079,881	(15,314,379)	78,765,502
Europe Dividend Growth Fund	15,256,229	124,544	(1,205,149)	(1,080,605)
Europe Hedged Equity Fund	3,129,244,286	49,668,959	(142,254,248)	(92,585,289)
Europe SmallCap Dividend Fund	1,263,642,850	13,138,689	(163,991,902)	(150,853,213)
Germany Hedged Equity Fund	15,576,517	127,834	(1,090,471)	(962,637)
International Dividend ex-Financials Fund	401,153,004	39,363,101	(20,848,875)	18,514,226
International Hedged Dividend Growth Fund	8,130,313	61,402	(564,267)	(502,865)
International LargeCap Dividend Fund	320,636,292	49,868,050	(9,417,400)	40,450,650
International MidCap Dividend Fund	159,370,793	25,938,023	(5,777,574)	20,160,449
International SmallCap Dividend Fund	1,056,409,999	111,654,269	(60,754,709)	50,899,560
Japan Hedged Capital Goods Fund	3,500,544	113,489	(46,375)	67,114
Japan Hedged Equity Fund	11,865,513,371	726,462,089	(676,024,272)	50,437,817
Japan Hedged Financials Fund	9,278,756	136,872	(212,475)	(75,603)
Japan Hedged Health Care Fund	1,771,398	116,809	(47,387)	69,422
Japan Hedged Real Estate Fund	25,701,220	522,539	(1,193,013)	(670,474)
Japan Hedged SmallCap Equity Fund	108,152,342	5,541,616	(4,966,737)	574,879
Japan Hedged Tech, Media and Telecom Fund	3,456,703	104,312	(77,368)	26,944
Japan SmallCap Dividend Fund	363,447,693	37,319,092	(15,617,374)	21,701,718
Korea Hedged Equity Fund	9,056,535	608,343	(898,127)	(289,784)
United Kingdom Hedged Equity Fund	21,943,591	1,000,951	(1,543,082)	(542,131)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by or an affiliate of WTAM. Transactions with affiliated funds during the six months or period ended September 30, 2014 are as follows:

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2014	Dividend Income
DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$89,234	$3,492,952	$3,532,941	$—	$30,494

DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$545,678	$6,061,830	$6,446,003	$100,620	$38,467

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$3,386,251	$2,134,251	$5,520,264	$4,756	$67,259

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$668,163	$5,657,042	$4,161,457	$2,013,188	$75,582

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$243,088	$2,274,897	$2,022,696	$496,331	$18,250

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$611,578	$488,134	$1,064,348	$4,298	$7,195
WisdomTree Japan Hedged Equity Fund	627,160	466,834	1,111,002	4,447	4,404
Total	$1,238,738	$954,968	$2,175,350	$8,745	$11,599

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (concluded)

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2014	Dividend Income

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,378,621	$11,406,775	$14,425,250	$73,503	$55,037
WisdomTree Japan SmallCap Dividend Fund	2,819,491	9,157,531	12,011,958	60,763	20,995
Total	$6,198,112	$20,564,306	$26,437,208	$134,266	$76,032

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$1,469,670	$1,193,567	$2,453,578	$188,404	$6,404

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree International Hedged Dividend Growth Fund (the “Fund”)

At a meeting held on December 11, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to the Fund, pursuant to which WTAM will provide the Fund with investment advisory services and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Fund (the “MCM Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Fund’s assets. The Board considered the fee to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Fund and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. After comparing the Fund’s fees with those of comparable funds, the Board concluded that the proposed level of fees for the Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Fund has not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Fund, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from relation with the Fund, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of the Fund and approved the Agreements for the Fund.

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Real Estate Fund and WisdomTree Japan Hedged Tech, Media and Telecom Fund (each, a “Fund” and collectively, the “Funds”)

At a meeting held on January 17, 2014, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to each Fund, pursuant to which WTAM will provide the Funds with investment advisory services and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of each Fund (the “MCM Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Funds, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from relations with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree Europe Dividend Growth Fund (the “Fund”)

At a meeting held on March 21, 2014, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to the Fund, pursuant to which WTAM will provide the Fund with investment advisory services and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Fund (the “MCM Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Fund’s assets. The Board considered the fee to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Fund and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. After comparing the Fund’s fees with those of comparable funds, the Board concluded that the proposed level of fees for the Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Fund had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Fund, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from relations with the Fund, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of the Fund and approved the Agreements for the Fund.

Approval of renewal of the Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Australia Dividend Fund, WisdomTree DEFA Equity Income Fund, WisdomTree DEFA Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Japan SmallCap Dividend Fund, and the WisdomTree United Kingdom Hedged Equity Fund (each, a “Fund” and collectively, the “Funds”)

At a meeting of the Board of Trustees of the WisdomTree Trust (the “Trust”) held on September 18-19, 2014, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management (“WTAM”) and the Trust on behalf of the Funds, pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Investment Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM” or “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On March 20, 2014 and June 24, 2014, a committee of Independent Trustees (the “Contracts Review Committee”), with independent legal counsel, met with representatives from WTAM to discuss the types of information the Independent Trustees required and the manner in which fund management would organize and present such information. At a meeting held on August 8, 2014, representatives from WTAM presented preliminary information to the Board relating to the continuance of the Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the meeting held on September 18-19, 2014.

The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Analysis of Nature, Extent, and Quality of Services Provided to the Funds

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed WTAM’s role as index provider to the Funds. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws and the implementation of Board directives as they relate to the Funds. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio

The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the Funds’ performance, noting that each Fund seeks to track its own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board determined to monitor carefully in the coming year disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to differences in assets under management, the unique history of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee from the relevant Funds) and not the Funds.

Based on this review and the other factors considered at the meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Analysis of Profitability and Economies of Scale

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. Since WTAM, and not the Funds, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the relatively low advisory fee rates and the unitary fee structure of the Trust. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by WTAM.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. The Board determined to renew the Agreements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2014:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS007037 11/2015

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Semi-Annual Report

September 30, 2014

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Telecommunication Services	24.0%
Financials	22.9%
Materials	9.9%
Energy	9.7%
Information Technology	7.6%
Industrials	7.0%
Consumer Staples	6.8%
Utilities	4.3%
Consumer Discretionary	3.8%
Investment Companies	3.0%
Healthcare	0.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
China Mobile Ltd.	9.2%
China Construction Bank Corp., Class H	3.7%
BHP Billiton Ltd.	3.1%
Telstra Corp., Ltd.	3.0%
iPath MSCI India Index ETN	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
CNOOC Ltd.	2.4%
Commonwealth Bank of Australia	2.0%
Singapore Telecommunications Ltd.	1.9%
Westpac Banking Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned 4.41% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Hong Kong. The Fund’s investment in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.41%	3.84%	10.52%	6.71%	8.17%
Fund Market Price Returns	4.43%	4.40%	11.64%	6.68%	8.20%
WisdomTree Pacific ex-Japan Dividend/ Asia Pacific ex-Japan Spliced Index[2]	4.97%	4.28%	10.95%	7.60%	9.19%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	2.58%	5.96%	10.99%	6.47%	7.47%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Performance Summary (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Energy	23.8%
Industrials	15.7%
Telecommunication Services	14.3%
Information Technology	9.6%
Consumer Staples	9.2%
Materials	8.3%
Utilities	8.1%
Consumer Discretionary	7.2%
Healthcare	3.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
China Mobile Ltd.	8.7%
China Petroleum & Chemical Corp., Class H	5.4%
PetroChina Co., Ltd., Class H	5.2%
Tencent Holdings Ltd.	4.7%
CNOOC Ltd.	4.3%
China Shenhua Energy Co., Ltd., Class H	4.2%
Lenovo Group Ltd.	3.3%
Want Want China Holdings Ltd.	3.3%
China Telecom Corp., Ltd., Class H	3.3%
Hengan International Group Co., Ltd.	3.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China Dividend ex-Financials Fund (the “Fund”), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

The Fund returned 6.96% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Telecommunications Services. The Fund’s position in Consumer Staples created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.96%	5.26%	4.57%
Fund Market Price Returns	7.35%	6.09%	4.29%
WisdomTree China Dividend ex-Financials Index	7.32%	5.74%	4.82%
MSCI China Index	7.01%	4.57%	8.52%
FTSE China 50 Index	8.42%	5.09%	7.50%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	25.9%
Energy	22.7%
Telecommunication Services	15.9%
Materials	11.6%
Utilities	6.3%
Consumer Staples	5.7%
Industrials	4.6%
Consumer Discretionary	4.3%
Healthcare	1.5%
Information Technology	0.8%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Statoil ASA	6.9%
Spark New Zealand Ltd.	4.0%
Gazprom OAO, ADR	2.8%
MTN Group Ltd.	2.7%
Telenor ASA	2.6%
Rosneft OAO, GDR Reg S	2.1%
Sasol Ltd.	2.1%
Fletcher Building Ltd.	1.9%
Vale S.A.	1.8%
Vodacom Group Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -2.31% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Norway. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.31%	-1.00%	7.58%	6.33%	5.08%
Fund Market Price Returns	-2.44%	-1.11%	8.02%	6.22%	4.91%
WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[2]	-2.14%	-0.74%	7.96%	6.74%	5.72%
S&P Developed ex-U.S. BMI Materials Sector/MSCI ACWI ex-USA Spliced Index[3]	-0.50%	4.77%	11.79%	9.46%	2.93%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[3]	S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Discretionary	31.4%
Consumer Staples	26.1%
Financials	18.2%
Telecommunication Services	11.8%
Utilities	4.6%
Industrials	4.0%
Investment Companies	2.3%
Healthcare	1.7%
Energy	0.0%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
America Movil S.A.B. de C.V., Series L	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.6%
Astra International Tbk PT	3.3%
Tata Motors Ltd., ADR	3.2%
Dongfeng Motor Group Co., Ltd., Class H	3.0%
AMBEV S.A.	2.9%
MTN Group Ltd.	2.5%
PICC Property & Casualty Co., Ltd., Class H	2.5%
iPath MSCI India Index ETN	2.3%
Mahindra & Mahindra Ltd., GDR	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The Fund returned 3.51% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in India. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.51%	3.94%	2.82%
Fund Market Price Returns	3.43%	2.60%	2.21%
WisdomTree Emerging Markets Consumer Growth Index	3.99%	4.46%	3.31%
MSCI Emerging Markets Index	2.87%	4.30%	2.99%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Telecommunication Services	18.4%
Consumer Staples	17.4%
Financials	14.1%
Materials	13.5%
Information Technology	9.8%
Energy	7.7%
Consumer Discretionary	7.0%
Industrials	5.2%
Investment Companies	2.9%
Utilities	1.9%
Healthcare	1.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
MMC Norilsk Nickel OJSC, ADR	6.2%
AMBEV S.A.	3.8%
MTN Group Ltd.	3.8%
America Movil S.A.B. de C.V., Series L	3.0%
iPath MSCI India Index ETN	2.9%
Vodacom Group Ltd.	2.8%
PetroChina Co., Ltd., Class H	2.6%
China Telecom Corp., Ltd., Class H	2.3%
MegaFon OAO, GDR Reg S	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Growth Index.

The Fund returned 4.27% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Thailand. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	4.27%	5.60%	3.35%
Fund Market Price Returns	5.21%	5.64%	2.13%
WisdomTree Emerging Markets Dividend Growth Index	4.82%	6.57%	4.29%
MSCI Emerging Markets Index	2.87%	4.30%	7.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	25.6%
Energy	20.3%
Telecommunication Services	17.1%
Materials	16.2%
Utilities	7.3%
Information Technology	5.3%
Industrials	3.0%
Consumer Discretionary	2.5%
Consumer Staples	2.1%
Healthcare	0.0%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Gazprom OAO, ADR	5.1%
China Construction Bank Corp., Class H	4.5%
Rosneft OAO, GDR Reg S	3.9%
Industrial & Commercial Bank of China Ltd., Class H	3.2%
MMC Norilsk Nickel OJSC, ADR	3.1%
Vale S.A.	2.8%
Lukoil OAO, ADR	2.4%
Banco do Brasil S.A.	2.3%
Bank of China Ltd., Class H	2.1%
MTN Group Ltd.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned 0.84% for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in China. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.84%	-3.14%	3.92%	4.53%	3.43%
Fund Market Price Returns	0.67%	-3.43%	4.31%	4.20%	2.95%
WisdomTree Emerging Markets Equity Income Index	1.08%	-2.52%	4.92%	5.60%	4.43%
MSCI Emerging Markets Index	2.87%	4.30%	7.19%	4.42%	0.59%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	21.2%
Industrials	17.0%
Information Technology	15.6%
Consumer Discretionary	13.9%
Materials	11.7%
Consumer Staples	6.9%
Utilities	6.8%
Energy	2.4%
Healthcare	2.1%
Investment Companies	1.4%
Telecommunication Services	0.4%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
iPath MSCI India Index ETN	1.3%
Synnex Technology International Corp.	0.9%
Synthos S.A.	0.9%
Light S.A.	0.9%
Coronation Fund Managers Ltd.	0.9%
HAP Seng Consolidated Bhd	0.9%
Tauron Polska Energia S.A.	0.8%
Wistron Corp.	0.8%
Advantech Co., Ltd.	0.8%
Semirara Mining and Power Co.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned 2.43% for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Thailand. The Fund’s position in Taiwan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.43%	2.66%	8.67%	6.64%	2.05%
Fund Market Price Returns	1.50%	2.26%	9.58%	6.32%	1.98%
WisdomTree Emerging Markets SmallCap Dividend Index	2.64%	3.11%	9.74%	7.73%	3.14%
MSCI Emerging Markets Small Cap Index	3.81%	8.84%	9.66%	6.66%	0.27%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	25.1%
Telecommunication Services	15.4%
Energy	12.4%
Utilities	10.3%
Healthcare	8.8%
Consumer Staples	7.6%
Materials	7.1%
Industrials	6.5%
Consumer Discretionary	3.9%
Information Technology	2.4%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Banco Santander S.A.	1.7%
China Mobile Ltd.	1.6%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.6%
Novartis AG, Registered Shares	1.4%
Total S.A.	1.4%
China Construction Bank Corp., Class H	1.4%
BP PLC	1.2%
HSBC Holdings PLC	1.2%
Pfizer, Inc.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned 0.17% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the United States of America. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.17%	6.56%	12.23%	7.45%	3.73%
Fund Market Price Returns	0.29%	5.85%	12.63%	7.21%	3.58%
WisdomTree Europe Equity Income/Global Equity Income Spliced Index[2]	0.27%	7.01%	12.58%	7.78%	4.07%
MSCI Europe Value/MSCI AC World Spliced Index[3]	2.62%	11.32%	16.61%	10.07%	4.43%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Consumer Staples	18.6%
Consumer Discretionary	16.5%
Healthcare	12.8%
Industrials	10.9%
Materials	10.1%
Information Technology	8.4%
Telecommunication Services	7.5%
Financials	6.9%
Energy	5.6%
Investment Companies	1.2%
Utilities	1.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Roche Holding AG, Genusschein	6.2%
British American Tobacco PLC	3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Hennes & Mauritz AB, Class B	3.3%
MMC Norilsk Nickel OJSC, ADR	3.3%
Novo Nordisk A/S, Class B	3.1%
MTN Group Ltd.	2.2%
Inditex S.A.	2.0%
Unilever N.V., CVA	1.8%
Roche Holding AG, Bearer Shares	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Dividend Growth Index.

The Fund returned -0.52% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Telecommunication Services sector. The Fund’s position in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.52%	4.42%	8.04%	5.19%	2.73%
Fund Market Price Returns	-0.16%	5.14%	8.74%	4.97%	2.79%
WisdomTree Japan Equity Income/Global ex-U.S. Dividend Growth Spliced Index[2]	-0.28%	4.64%	8.71%	6.00%	3.32%
MSCI Japan Value/ MSCI AC World ex-USA Growth Spliced Index[3]	-0.65%	4.29%	11.81%	6.78%	4.60%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Dividend Growth Index thereafter.
[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Real Estate Investment Trusts (REITs)	54.0%
Real Estate Management & Development	45.5%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	4.2%
Cheung Kong Holdings Ltd.	3.8%
Unibail-Rodamco SE	3.8%
Westfield Corp.	2.4%
Stockland	1.9%
Scentre Group	1.8%
Wharf Holdings Ltd. (The)	1.7%
Link REIT (The)	1.6%
Brookfield Asset Management, Inc., Class A	1.6%
British Land Co. PLC (The)	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned 5.00% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Hong Kong. The Fund’s position in Taiwan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.00%	4.50%	13.48%	7.48%	-1.70%
Fund Market Price Returns	5.04%	4.16%	14.05%	7.30%	-1.91%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	4.94%	4.58%	13.70%	7.66%	-1.57%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	3.02%	3.85%	14.56%	9.62%	-1.49%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.
[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Electric Utilities	42.3%
Multi-Utilities	18.2%
Independent Power and Renewable Electricity Producers	16.4%
Gas Utilities	11.3%
Water Utilities	9.8%
Investment Companies	1.3%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Light S.A.	2.9%
PGE S.A.	2.8%
GDF Suez	2.8%
Veolia Environnement S.A.	2.6%
Electricite de France S.A.	2.4%
EDP-Energias de Portugal S.A.	2.3%
E.ON SE	2.2%
Centrais Eletricas Brasileiras S.A.	2.2%
RWE AG	2.1%
Fortum Oyj	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned 1.55% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Thailand. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.55%	9.95%	7.05%	1.02%	0.87%
Fund Market Price Returns	1.91%	9.74%	7.58%	0.83%	0.76%
WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[2]	1.63%	10.39%	7.03%	0.95%	1.00%
S&P Developed ex-U.S. BMI Utilities Sector Index	1.07%	10.94%	8.11%	1.08%	-2.59%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 9/30/14

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	48.3%
Metals & Mining	31.4%
Chemicals	9.9%
Energy Equipment & Services	4.7%
Food Products	4.6%
Investment Companies	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
KGHM Polska Miedz S.A.	5.6%
MMC Norilsk Nickel OJSC, ADR	3.8%
Total S.A.	2.6%
Crescent Point Energy Corp.	2.5%
Eni SpA	2.4%
Statoil ASA	2.2%
Royal Dutch Shell PLC, Class A	2.1%
Woodside Petroleum Ltd.	2.0%
Royal Dutch Shell PLC, Class B	2.0%
BP PLC	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -2.65% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Poland. The Fund’s position in South Africa created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.65%	-0.87%	1.77%	-0.95%	0.80%
Fund Market Price Returns	-2.65%	-0.94%	2.36%	-0.99%	0.67%
WisdomTree International Energy Sector/Global Natural Resources Spliced Index[2]	-2.40%	-0.33%	2.21%	-0.71%	1.18%
S&P Developed ex-U.S. BMI Energy Sector/ S&P Global Natural Resources Spliced Index[3]	-1.73%	2.51%	4.40%	1.46%	-0.65%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[3]	S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	24.2%
Energy	18.7%
Information Technology	17.9%
Consumer Discretionary	9.5%
Materials	8.1%
Utilities	6.2%
Industrials	4.7%
Healthcare	4.7%
Consumer Staples	4.1%
Telecommunication Services	1.6%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Reliance Industries Ltd.	8.4%
Infosys Ltd.	7.4%
Housing Development Finance Corp.	6.5%
Oil & Natural Gas Corp., Ltd.	4.5%
ICICI Bank Ltd.	4.0%
Tata Consultancy Services Ltd.	3.9%
Tata Motors Ltd.	3.5%
State Bank of India	2.3%
Cairn India Ltd.	2.3%
NTPC Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned 16.82% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Financials. The Fund’s position in Telecommunication Services contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	16.82%	45.71%	6.45%	1.97%	-1.09%
Fund Market Price Returns	16.33%	45.10%	7.51%	1.75%	-1.26%
WisdomTree India Earnings Index	17.99%	48.20%	7.85%	3.19%	0.36%
MSCI India Index	15.30%	37.61%	9.02%	4.34%	0.04%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	61.1%
Telecommunication Services	20.6%
Industrials	9.9%
Energy	2.7%
Materials	2.5%
Utilities	1.3%
Consumer Discretionary	0.9%
Consumer Staples	0.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Qatar National Bank SAQ	6.9%
Industries Qatar QSC	6.8%
First Gulf Bank PJSC	6.6%
Maroc Telecom	5.8%
Mobile Telecommunications Co. KSC	4.8%
Emirates NBD PJSC	4.6%
Abu Dhabi Commercial Bank PJSC	4.1%
Orascom Telecom Media and Technology Holding SAE	3.6%
National Bank of Abu Dhabi PJSC	3.1%
National Bank of Kuwait SAKP	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 8.57% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the United Arab Emirates. The Fund’s position in Jordan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	8.57%	35.44%	21.86%	13.31%	3.51%
Fund Market Price Returns	8.62%	38.15%	23.19%	12.99%	3.33%
WisdomTree Middle East Dividend Index	8.94%	36.98%	21.75%	13.87%	4.84%
MSCI Arabian Markets ex-Saudi Arabia Index	10.66%	34.02%	17.06%	7.41%	-1.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a capitalization weighted index that is comprised of stocks in China.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is comprised of stocks in India.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific eligibility requirements.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the financial sector.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets Equity Income Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global Equity Income Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Global ex-U.S. Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree International Sector Indexes, which encompass Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (concluded)

a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/14 to 9/30/14” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio Based on the Period 4/1/14 to 9/30/14	Expenses Paid During the Period† 4/1/14 to 9/30/14
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,044.10	0.49%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
WisdomTree China Dividend ex-Financials Fund
Actual	$1,000.00	$1,069.60	0.64%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$976.90	0.59%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,035.10	0.64%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
WisdomTree Emerging Markets Dividend Growth Fund
Actual	$1,000.00	$1,042.70	0.64%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,008.40	0.64%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,024.30	0.64%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,001.70	0.59%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Global ex-U.S. Dividend Growth Fund
Actual	$1,000.00	$994.80	0.59%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,050.00	0.59%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,015.50	0.59%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$973.50	0.59%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree India Earnings Fund (consolidated)
Actual	$1,000.00	$1,168.20	0.85%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,085.70	0.89%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	0.89%	$4.51
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 96.7%
Australia – 21.6%
AGL Energy Ltd.	3,327	$39,419
Amcor Ltd.	14,526	144,015
AMP Ltd.	5,956	28,456
Aurizon Holdings Ltd.	7,839	31,074
Australia & New Zealand Banking Group Ltd.	25,218	682,312
BHP Billiton Ltd.	48,370	1,433,587
Brambles Ltd.	19,315	160,903
Caltex Australia Ltd.	2,857	69,975
Coca-Cola Amatil Ltd.	11,063	84,996
Commonwealth Bank of Australia	14,524	956,878
Computershare Ltd.	5,704	60,694
Crown Resorts Ltd.(a)	9,436	113,946
CSL Ltd.	2,544	165,112
Insurance Australia Group Ltd.	16,534	88,545
Leighton Holdings Ltd.	5,951	100,503
Macquarie Group Ltd.	2,133	107,491
National Australia Bank Ltd.	22,130	630,132
Orica Ltd.	2,196	36,318
Origin Energy Ltd.	14,123	185,004
QBE Insurance Group Ltd.	3,579	36,517
Ramsay Health Care Ltd.	133	5,830
Rio Tinto Ltd.	5,911	308,173
Santos Ltd.	11,681	139,727
Sonic Healthcare Ltd.	4,811	73,841
Suncorp Group Ltd.	12,050	148,043
Sydney Airport	34,875	130,309
Telstra Corp., Ltd.	307,483	1,426,034
Wesfarmers Ltd.	23,265	858,295
Westpac Banking Corp.(a)	31,725	892,237
Woodside Petroleum Ltd.	10,890	386,889
Woolworths Ltd.	18,062	541,168
WorleyParsons Ltd.	2,494	33,478

Total Australia		10,099,901
China – 25.4%
Agricultural Bank of China Ltd. Class H	187,000	82,842
Bank of China Ltd. Class H	677,255	303,518
Bank of Communications Co., Ltd. Class H	133,955	93,327
Beijing Enterprises Holdings Ltd.	8,000	68,563
BOC Hong Kong Holdings Ltd.	101,889	324,755
China CITIC Bank Corp., Ltd. Class H	77,500	47,008
China Construction Bank Corp. Class H	2,455,100	1,719,971
China Life Insurance Co., Ltd. Class H	22,191	61,585
China Longyuan Power Group Corp. Class H	58,800	57,474
China Merchants Bank Co., Ltd. Class H	62,029	106,083
China Merchants Holdings International Co., Ltd.(a)	28,592	88,371
China Minsheng Banking Corp., Ltd. Class H(a)	49,759	45,497
China Mobile Ltd.	371,388	4,292,549
China National Building Material Co., Ltd. Class H(a)	71,100	64,461
China Overseas Land & Investment Ltd.	29,065	74,786
China Pacific Insurance Group Co., Ltd. Class H	14,671	51,579
Investments	Shares	Value

China Petroleum & Chemical Corp. Class H	676,449	$592,375
China Resources Power Holdings Co., Ltd.	48,218	130,091
China Shenhua Energy Co., Ltd. Class H	66,736	186,068
China Telecom Corp., Ltd. Class H	653,038	400,312
China Unicom Hong Kong Ltd.	153,948	229,977
CNOOC Ltd.	663,568	1,138,263
Dongfeng Motor Group Co., Ltd. Class H	88,000	144,606
Fosun International Ltd.(a)	89,500	107,422
Great Wall Motor Co., Ltd. Class H(a)	6,500	25,238
Guangdong Investment Ltd.	98,000	114,469
Industrial & Commercial Bank of China Ltd. Class H	799,270	498,186
Lenovo Group Ltd.(a)	63,000	93,789
PetroChina Co., Ltd. Class H	400,893	513,694
PICC Property & Casualty Co., Ltd. Class H	79,444	140,777
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	18,000	17,803
Sinopharm Group Co., Ltd. Class H(a)	8,700	31,819
Sun Art Retail Group Ltd.(a)	63,225	71,489

Total China		11,918,747
Hong Kong – 7.1%
AIA Group Ltd.	29,525	152,661
Bank of East Asia Ltd.	11,338	45,921
Cathay Pacific Airways Ltd.	24,397	44,929
Cheung Kong Holdings Ltd.	13,277	218,687
CLP Holdings Ltd.	45,366	364,267
Hang Lung Group Ltd.	7,000	34,662
Hang Lung Properties Ltd.	12,000	34,153
Hang Seng Bank Ltd.	9,103	146,185
Henderson Land Development Co., Ltd.	17,270	111,870
HKT Trust and HKT Ltd.	157,738	190,543
Hong Kong & China Gas Co., Ltd.	76,420	165,730
Hong Kong Exchanges and Clearing Ltd.	3,135	67,463
Hutchison Whampoa Ltd.	48,027	581,388
Hysan Development Co., Ltd.	7,000	32,363
MTR Corp., Ltd.	68,265	267,254
New World Development Co., Ltd.	39,409	45,879
Power Assets Holdings Ltd.	31,579	279,185
Sino Land Co., Ltd.	64,924	100,332
SJM Holdings Ltd.	70,276	133,944
Sun Hung Kai Properties Ltd.	8,534	121,002
Swire Properties Ltd.	18,200	56,720
Techtronic Industries Co.	4,500	13,010
Wharf Holdings Ltd. (The)	12,350	87,793
Wheelock & Co., Ltd.	7,000	33,445

Total Hong Kong		3,329,386
India – 0.3%
Infosys Ltd. ADR	2,310	139,732
Indonesia – 3.8%
Astra International Tbk PT	514,961	297,946
Bank Central Asia Tbk PT	78,275	83,992
Bank Danamon Indonesia Tbk PT	32,985	10,571
Bank Mandiri Persero Tbk PT	108,624	89,814

See Notes to Financial Statements.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2014

Investments	Shares	Value

Bank Rakyat Indonesia Persero Tbk PT	129,100	$110,453
Charoen Pokphand Indonesia Tbk PT	38,553	13,415
Gudang Garam Tbk PT	16,198	75,340
Indocement Tunggal Prakarsa Tbk PT	31,500	55,710
Indofood CBP Sukses Makmur Tbk PT	25,900	24,125
Indofood Sukses Makmur Tbk PT	97,600	56,069
Kalbe Farma Tbk PT	224,000	31,252
Perusahaan Gas Negara Persero Tbk PT	402,100	197,998
Semen Indonesia Persero Tbk PT	97,400	123,299
Telekomunikasi Indonesia Persero Tbk PT	1,457,000	348,556
Unilever Indonesia Tbk PT	70,235	183,297
United Tractors Tbk PT	37,700	61,570

Total Indonesia		1,763,407
Malaysia – 6.6%
AMMB Holdings Bhd	29,700	62,197
Astro Malaysia Holdings Bhd	4,900	5,004
Axiata Group Bhd	97,500	208,048
British American Tobacco Malaysia Bhd	5,800	124,646
CIMB Group Holdings Bhd	26,000	55,717
DiGi.Com Bhd	129,000	230,041
Felda Global Ventures Holdings Bhd	46,900	50,467
Genting Bhd	14,700	42,525
Genting Malaysia Bhd	72,400	92,252
IOI Corp. Bhd	87,800	128,736
Kuala Lumpur Kepong Bhd	4,200	26,989
Malayan Banking Bhd	110,501	335,495
Maxis Bhd	179,700	354,963
Nestle (Malaysia) Bhd	2,900	58,698
Petronas Chemicals Group Bhd	131,400	249,942
Petronas Dagangan Bhd	18,000	109,739
Petronas Gas Bhd	19,000	132,748
PPB Group Bhd	13,800	59,735
Public Bank Bhd	28,490	164,140
Sime Darby Bhd	70,400	196,360
Telekom Malaysia Bhd	44,100	88,724
Tenaga Nasional Bhd	65,900	248,694
YTL Corp. Bhd	137,800	70,570

Total Malaysia		3,096,430
Philippines – 1.9%
Aboitiz Equity Ventures, Inc.	75,140	90,247
Aboitiz Power Corp.	113,600	103,152
Alliance Global Group, Inc.	68,900	39,918
Globe Telecom, Inc.	2,355	85,169
JG Summit Holdings, Inc.	19,399	25,028
Manila Electric Co.	16,700	94,445
Philippine Long Distance Telephone Co.	4,155	286,829
SM Investments Corp.	5,146	92,135
Universal Robina Corp.	15,170	63,212

Total Philippines		880,135
Singapore – 6.1%
City Developments Ltd.	5,000	37,717
DBS Group Holdings Ltd.	20,017	289,119
Investments	Shares	Value

Hutchison Port Holdings Trust	322,995	$226,096
Jardine Cycle & Carriage Ltd.	5,391	181,391
Keppel Corp., Ltd.	35,235	290,102
Oversea-Chinese Banking Corp., Ltd.(a)	20,981	160,242
Sembcorp Industries Ltd.	35,116	142,634
Sembcorp Marine Ltd.(a)	34,757	101,930
Singapore Airlines Ltd.(a)	557	4,298
Singapore Exchange Ltd.	1,869	10,596
Singapore Press Holdings Ltd.(a)	36,000	118,560
Singapore Technologies Engineering Ltd.	50,625	144,892
Singapore Telecommunications Ltd.	304,577	907,545
StarHub Ltd.(a)	40,000	129,225
United Overseas Bank Ltd.	6,574	115,469

Total Singapore		2,859,816
South Korea – 6.4%
E-Mart Co., Ltd.	240	52,423
Hana Financial Group, Inc.	1,186	43,270
Hanwha Life Insurance Co., Ltd.	10,343	69,590
Hyundai Glovis Co., Ltd.	226	68,962
Hyundai Mobis Co., Ltd.	419	102,045
Hyundai Motor Co.	1,046	188,830
Hyundai Steel Co.	939	66,026
Industrial Bank of Korea	1,059	16,007
Kangwon Land, Inc.	2,841	96,517
KB Financial Group, Inc.	67	2,448
Kia Motors Corp.	2,575	131,038
Korea Zinc Co., Ltd.	196	72,438
KT Corp.	700	22,753
KT Corp. ADR(a)	10,882	176,397
KT&G Corp.	1,937	173,463
LG Chem Ltd.	340	82,322
LG Corp.	657	47,816
LG Electronics, Inc.	460	28,640
LG Household & Health Care Ltd.	42	20,179
Lotte Shopping Co., Ltd.	31	9,283
NAVER Corp.	21	16,060
POSCO	849	264,294
S-Oil Corp.	1,297	52,605
Samsung Electro-Mechanics Co., Ltd.	443	20,780
Samsung Electronics Co., Ltd.	338	379,239
Samsung Fire & Marine Insurance Co., Ltd.	231	61,841
Samsung Heavy Industries Co., Ltd.	2,642	63,218
Samsung Life Insurance Co., Ltd.	930	93,419
Samsung SDI Co., Ltd.	112	13,002
Shinhan Financial Group Co., Ltd.	361	16,626
SK Holdings Co., Ltd.	497	88,779
SK Innovation Co., Ltd.	733	56,334
SK Telecom Co., Ltd.	413	113,499
SK Telecom Co., Ltd. ADR(a)	10,343	313,806

Total South Korea		3,023,949
Taiwan – 12.0%
Advanced Semiconductor Engineering, Inc.	49,175	57,226
Asustek Computer, Inc.	13,740	130,988

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2014

Investments	Shares	Value

Cathay Financial Holding Co., Ltd.	14,614	$23,805
Cheng Shin Rubber Industry Co., Ltd.	34,948	77,089
China Steel Corp.	133,078	113,744
Chunghwa Telecom Co., Ltd.	174,000	524,525
CTBC Financial Holding Co., Ltd.	51,072	34,334
Delta Electronics, Inc.	30,000	189,352
Far Eastern New Century Corp.	73,141	73,695
Far EasTone Telecommunications Co., Ltd.	47,000	90,077
First Financial Holding Co., Ltd.	39,274	23,691
Formosa Chemicals & Fibre Corp.	116,830	269,996
Formosa Petrochemical Corp.	93,511	226,865
Formosa Plastics Corp.	119,840	284,044
Fubon Financial Holding Co., Ltd.	62,803	96,415
Hon Hai Precision Industry Co., Ltd.	117,448	370,651
HTC Corp.(a)	55,450	240,615
Hua Nan Financial Holdings Co., Ltd.	20,043	11,695
MediaTek, Inc.	14,000	207,334
Mega Financial Holding Co., Ltd.	35,516	29,130
Nan Ya Plastics Corp.	145,230	317,965
President Chain Store Corp.	16,000	114,663
Quanta Computer, Inc.	105,000	266,474
Taiwan Cement Corp.	112,772	167,937
Taiwan Mobile Co., Ltd.	63,100	191,461
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	312,000	1,230,790
Uni-President Enterprises Corp.	60,179	104,455
United Microelectronics Corp.	287,000	118,878
Yuanta Financial Holding Co., Ltd.	50,225	24,766

Total Taiwan		5,612,660
Thailand – 5.5%
Advanced Info Service PCL	55,300	383,732
Airports of Thailand PCL NVDR	8,384	61,797
Bangkok Bank PCL NVDR	14,700	92,484
Central Pattana PCL NVDR	16,678	23,918
Charoen Pokphand Foods PCL	231,500	215,971
CP ALL PCL	65,100	89,845
Intouch Holdings PCL NVDR	51,085	114,222
PTT Exploration & Production PCL	85,413	421,467
PTT Global Chemical PCL	130,794	246,058
PTT PCL	39,200	435,220
Siam Cement PCL (The) NVDR	17,571	243,854
Siam Commercial Bank PCL (The)	18,900	106,085
Total Access Communication PCL NVDR	41,982	135,948

Total Thailand		2,570,601
TOTAL COMMON STOCKS (Cost: $41,364,971)		45,294,764
EXCHANGE-TRADED FUNDS & NOTES – 3.0%
United States – 3.0%
iPath MSCI India Index ETN*	20,043	1,407,018
WisdomTree Global ex-U.S. Real Estate Fund(b)	84	2,379
TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $1,094,887)		1,409,397
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
United States – 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $1,837,856)(d)	1,837,856	$1,837,856
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $44,297,714)		48,542,017
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.6)%		(1,701,570)

NET ASSETS – 100.0%		$46,840,447
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $2,042,183 and the total market value of the collateral held by the Fund was $2,155,556. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $317,700.

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.7%
China – 99.7%
Aerospace & Defense – 0.2%
AviChina Industry & Technology Co., Ltd. Class H(a)	52,000	$37,166
Airlines – 0.3%
Air China Ltd. Class H	98,000	61,967
Auto Components – 0.8%
Minth Group Ltd.	72,000	139,455
Automobiles – 5.1%
Dongfeng Motor Group Co., Ltd. Class H	196,000	322,077
Great Wall Motor Co., Ltd. Class H(a)	73,500	285,383
Guangzhou Automobile Group Co., Ltd. Class H	340,000	328,830

Total Automobiles		936,290
Beverages – 0.2%
Tsingtao Brewery Co., Ltd. Class H(a)	6,000	42,730
Chemicals – 0.6%
China BlueChemical Ltd. Class H	234,000	101,554
Construction & Engineering – 3.1%
China Communications Construction Co., Ltd. Class H	496,000	357,703
China Railway Group Ltd. Class H(a)	216,000	114,605
China State Construction International Holdings Ltd.	66,000	98,085

Total Construction & Engineering		570,393
Construction Materials – 3.1%
Anhui Conch Cement Co., Ltd. Class H(a)	65,500	209,192
China National Building Material Co., Ltd. Class H(a)	264,000	239,348
China Shanshui Cement Group Ltd.(a)	357,000	127,351

Total Construction Materials		575,891
Diversified Telecommunication Services – 5.6%
China Communications Services Corp., Ltd. Class H	260,000	120,874
China Telecom Corp., Ltd. Class H	972,000	595,835
China Unicom Hong Kong Ltd.	210,000	313,712

Total Diversified Telecommunication Services		1,030,421
Electrical Equipment – 1.5%
Shanghai Electric Group Co., Ltd. Class H	286,000	152,114
Zhuzhou CSR Times Electric Co., Ltd. Class H	33,500	129,425

Total Electrical Equipment		281,539
Electronic Equipment, Instruments & Components – 1.3%
AAC Technologies Holdings, Inc.(a)	40,000	232,322
Energy Equipment & Services – 1.2%
China Oilfield Services Ltd. Class H	82,000	216,481
Food & Staples Retailing – 1.2%
China Resources Enterprise Ltd.(a)	48,000	113,616
Sun Art Retail Group Ltd.	82,000	92,717
Wumart Stores, Inc. Class H(a)	23,000	21,504

Total Food & Staples Retailing		227,837
Food Products – 4.7%
Tingyi Cayman Islands Holding Corp.	82,000	215,426
Investments	Shares	Value

Uni-President China Holdings Ltd.(a)	27,000	$26,982
Want Want China Holdings Ltd.(a)	491,000	612,082

Total Food Products		854,490
Gas Utilities – 1.4%
China Gas Holdings Ltd.	26,000	43,127
China Resources Gas Group Ltd.(a)	20,000	54,088
ENN Energy Holdings Ltd.	24,000	157,010

Total Gas Utilities		254,225
Health Care Equipment & Supplies – 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	51,430
Health Care Providers & Services – 1.5%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	46,900	114,637
Sinopharm Group Co., Ltd. Class H(a)	43,600	159,462

Total Health Care Providers & Services		274,099
Household Durables – 0.3%
Haier Electronics Group Co., Ltd.	19,000	49,793
Independent Power and Renewable Electricity Producers – 5.0%
China Longyuan Power Group Corp. Class H	103,000	100,677
China Resources Power Holdings Co., Ltd.	166,000	447,863
Datang International Power Generation Co., Ltd. Class H	520,000	271,214
Huaneng Power International, Inc. Class H	94,000	102,654

Total Independent Power and Renewable Electricity Producers		922,408
Industrial Conglomerates – 3.8%
Beijing Enterprises Holdings Ltd.	18,000	154,267
CITIC Ltd.(a)	230,000	383,871
Shanghai Industrial Holdings Ltd.	52,000	154,023

Total Industrial Conglomerates		692,161
Internet Software & Services – 4.8%
Tencent Holdings Ltd.	58,500	870,143
Machinery – 1.6%
CSR Corp., Ltd. Class H(a)	145,000	127,538
Weichai Power Co., Ltd. Class H(a)	15,000	54,185
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	204,400	119,243

Total Machinery		300,966
Metals & Mining – 4.6%
Fosun International Ltd.(a)	133,500	160,232
Jiangxi Copper Co., Ltd. Class H(a)	200,000	329,165
Zijin Mining Group Co., Ltd. Class H(a)	1,486,000	361,688

Total Metals & Mining		851,085
Multiline Retail – 0.5%
Intime Retail Group Co., Ltd.(a)	113,500	96,470
Oil, Gas & Consumable Fuels – 22.6%
China Coal Energy Co., Ltd. Class H(a)	455,000	266,024
China Petroleum & Chemical Corp. Class H	1,122,000	982,550

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

September 30, 2014

Investments	Shares	Value

China Shenhua Energy Co., Ltd. Class H	274,000	$763,944
CNOOC Ltd.	460,000	789,069
Kunlun Energy Co., Ltd.	114,000	164,428
PetroChina Co., Ltd. Class H	748,000	958,468
Yanzhou Coal Mining Co., Ltd. Class H(a)	258,000	211,647

Total Oil, Gas & Consumable Fuels		4,136,130
Personal Products – 3.1%
Hengan International Group Co., Ltd.	57,500	565,366
Pharmaceuticals – 1.7%
China Medical System Holdings Ltd.(a)	54,000	92,352
Sihuan Pharmaceutical Holdings Group Ltd.	302,000	226,351

Total Pharmaceuticals		318,703
Software – 0.3%
Kingsoft Corp., Ltd.(a)	22,000	52,301
Technology Hardware, Storage & Peripherals – 3.4%
Lenovo Group Ltd.(a)	412,000	613,350
Textiles, Apparel & Luxury Goods – 0.5%
Shenzhou International Group Holdings Ltd.	28,000	90,147
Transportation Infrastructure – 5.0%
Beijing Capital International Airport Co., Ltd. Class H	126,000	96,385
China Merchants Holdings International Co., Ltd.	116,000	358,527
Jiangsu Expressway Co., Ltd. Class H(a)	214,000	225,710
Zhejiang Expressway Co., Ltd. Class H	240,000	243,861

Total Transportation Infrastructure		924,483
Water Utilities – 1.7%
Guangdong Investment Ltd.	266,000	310,700
Wireless Telecommunication Services – 8.7%
China Mobile Ltd.	138,000	1,595,021
TOTAL COMMON STOCKS (Cost: $18,581,642)		18,277,517
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 22.8%
United States – 22.8%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $4,172,144)(c)	4,172,144	4,172,144
TOTAL INVESTMENTS IN SECURITIES – 122.5% (Cost: $22,753,786)		22,449,661
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (22.5)%		(4,124,586)

NET ASSETS – 100.0%		$18,325,075
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $3,954,933 and the total market value of the collateral held by the Fund was $4,277,212. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $105,068.

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 11.3%
AGL Energy Ltd.	1,529	$18,116
Amcor Ltd.	2,037	20,195
AMP Ltd.	5,693	27,200
Australia & New Zealand Banking Group Ltd.	6,569	177,734
BHP Billiton Ltd.	7,325	217,098
Coca-Cola Amatil Ltd.(a)	2,025	15,558
Commonwealth Bank of Australia	3,798	250,222
CSL Ltd.	372	24,144
Insurance Australia Group Ltd.	3,746	20,061
Macquarie Group Ltd.	512	25,802
National Australia Bank Ltd.	6,312	179,729
Origin Energy Ltd.	2,637	34,543
QBE Insurance Group Ltd.	1,378	14,060
Rio Tinto Ltd.	806	42,021
Suncorp Group Ltd.	2,054	25,235
Telstra Corp., Ltd.	47,449	220,057
Wesfarmers Ltd.	3,188	117,612
Westpac Banking Corp.(a)	8,080	227,243
Woodside Petroleum Ltd.	1,976	70,201
Woolworths Ltd.	3,085	92,432

Total Australia		1,819,263
Brazil – 11.2%
AMBEV S.A.	35,069	229,632
Banco Bradesco S.A.	5,042	72,040
Banco do Brasil S.A.	19,852	205,036
Banco Santander Brasil S.A.	15,918	102,867
BM&FBovespa S.A.	7,832	35,777
CCR S.A.	7,427	50,876
Cia Energetica de Minas Gerais	6,799	41,911
Cia Siderurgica Nacional S.A.	16,447	58,413
Cielo S.A.	6,341	103,543
CPFL Energia S.A.	6,819	53,197
Itau Unibanco Holding S.A.	8,688	111,473
Natura Cosmeticos S.A.	2,181	32,925
Petroleo Brasileiro S.A.	15,918	112,094
Souza Cruz S.A.	7,536	60,606
Telefonica Brasil S.A.	2,123	36,643
Tim Participacoes S.A.	11,357	59,762
Tractebel Energia S.A.	5,660	79,507
Transmissora Alianca de Energia Eletrica S.A.	2,887	23,064
Ultrapar Participacoes S.A.	1,572	33,248
Vale S.A.	27,086	296,889

Total Brazil		1,799,503
Canada – 11.9%
Bank of Montreal	1,836	135,423
Bank of Nova Scotia (The)(a)	2,776	172,067
Barrick Gold Corp.	3,610	53,203
BCE, Inc.(a)	3,343	143,256
Canadian Imperial Bank of Commerce(a)	1,148	103,331
Cenovus Energy, Inc.	1,904	51,333
Crescent Point Energy Corp.(a)	2,146	77,617
Investments	Shares	Value

Enbridge, Inc.(a)	1,775	$85,149
Great-West Lifeco, Inc.	2,316	66,752
Husky Energy, Inc.(a)	3,336	91,762
Manulife Financial Corp.(a)	3,261	62,854
Potash Corp. of Saskatchewan, Inc.(a)	1,493	51,808
Power Financial Corp.(a)	1,886	57,818
Rogers Communications, Inc. Class B(a)	1,548	58,066
Royal Bank of Canada(a)	3,352	240,103
Sun Life Financial, Inc.(a)	1,651	59,980
Suncor Energy, Inc.(a)	2,303	83,523
Toronto-Dominion Bank (The)	4,030	199,309
TransCanada Corp.(a)	2,202	113,652

Total Canada		1,907,006
Chile – 10.0%
Administradora de Fondos de Pensiones Habitat S.A.	21,910	32,252
AES Gener S.A.	109,180	57,979
Aguas Andinas S.A. Class A	185,810	107,678
Antarchile S.A.	3,638	47,198
Banco de Chile	1,756,001	216,792
Banco de Credito e Inversiones	1,213	68,542
Banco Santander Chile	3,055,181	170,667
CAP S.A.	2,337	24,797
Cencosud S.A.	12,570	37,072
Cia Cervecerias Unidas S.A.	4,483	49,417
Corpbanca S.A.	4,313,665	55,169
Empresa Nacional de Electricidad S.A.	86,383	126,787
Empresas COPEC S.A.	7,459	91,314
Enersis S.A.	650,151	206,657
ENTEL Chile S.A.	5,723	65,002
Inversiones Aguas Metropolitanas S.A.	33,028	50,518
Inversiones La Construccion S.A.	2,261	30,331
Quinenco S.A.	28,093	60,901
S.A.C.I. Falabella	14,340	108,348

Total Chile		1,607,421
New Zealand – 14.5%
Air New Zealand Ltd.	72,992	110,374
Auckland International Airport Ltd.	87,783	263,426
Contact Energy Ltd.	29,945	139,577
Ebos Group Ltd.	2,136	15,400
Fisher & Paykel Healthcare Corp., Ltd.	35,298	142,792
Fletcher Building Ltd.	44,581	305,093
Freightways Ltd.	10,796	42,916
Infratil Ltd.	45,766	100,953
Kathmandu Holdings Ltd.	14,900	36,700
Mainfreight Ltd.	4,455	51,844
Michael Hill International Ltd.	15,648	15,246
Nuplex Industries Ltd.	19,112	45,733
PGG Wrightson Ltd.	100,729	32,583
Ryman Healthcare Ltd.	10,498	63,907
Sky Network Television Ltd.	30,406	149,310
SKYCITY Entertainment Group Ltd.	38,289	108,932
Spark New Zealand Ltd.	274,635	635,771

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2014

Investments	Shares	Value

Tower Ltd.(a)	10,630	$16,571
Trade Me Group Ltd.	23,326	63,635

Total New Zealand		2,340,763
Norway – 15.1%
Akastor ASA	3,049	12,271
Aker ASA Class A	805	26,446
Aker Solutions ASA*(b)	3,049	30,382
Atea ASA	2,105	23,679
DNB ASA	6,155	115,285
Fred Olsen Energy ASA	1,319	24,233
Gjensidige Forsikring ASA	6,370	134,784
Kongsberg Gruppen A/S	956	21,806
Leroy Seafood Group ASA	577	22,235
Marine Harvest ASA(a)	1,505	21,066
Norsk Hydro ASA	14,628	81,854
Orkla ASA	12,434	112,478
Petroleum Geo-Services ASA(a)	1,072	6,793
Schibsted ASA	358	19,442
SpareBank 1 SR Bank ASA	1,268	12,043
Statoil ASA	40,640	1,108,579
Telenor ASA	18,855	413,928
TGS Nopec Geophysical Co. ASA(a)	1,050	26,729
Veidekke ASA	1,683	16,967
Wilh. Wilhelmsen ASA	2,180	17,056
Yara International ASA	3,515	176,550

Total Norway		2,424,606
Russia – 12.1%
Gazprom Neft OAO ADR	3,951	75,543
Gazprom OAO ADR(a)	62,991	443,220
Lukoil OAO ADR	3,984	203,184
Magnit OJSC GDR Reg S	385	22,238
MegaFon OAO GDR Reg S	3,822	97,002
MMC Norilsk Nickel OJSC ADR	14,373	268,056
Mobile Telesystems OJSC ADR(a)	4,868	72,728
NovaTek OAO GDR Reg S	552	57,518
Novolipetsk Steel OJSC GDR Reg S	847	12,349
Phosagro OAO GDR Reg S	2,425	27,136
Rosneft OAO GDR Reg S	57,508	335,099
Rostelecom OJSC ADR	1,215	19,440
RusHydro JSC ADR	6,476	11,657
Sberbank of Russia ADR	10,333	81,819
Severstal OAO GDR Reg S	2,744	27,385
Sistema JSFC GDR Reg S	1,548	10,681
Surgutneftegas OAO ADR	7,196	47,997
Tatneft OAO ADR	1,623	57,308
Uralkali OJSC GDR Reg S	2,314	41,074
VTB Bank OJSC GDR Reg S	10,463	20,832

Total Russia		1,932,266
South Africa – 12.6%
Barclays Africa Group Ltd.	5,851	79,819
Bidvest Group Ltd. (The)	2,136	54,032
Exxaro Resources Ltd.(a)	2,888	32,800
Investments	Shares	Value

FirstRand Ltd.	37,914	$144,364
Imperial Holdings Ltd.	1,829	28,160
Kumba Iron Ore Ltd.	4,988	117,669
Liberty Holdings Ltd.	2,071	22,587
MMI Holdings Ltd.	15,086	34,997
MTN Group Ltd.	20,769	438,092
Nedbank Group Ltd.(a)	3,748	72,610
RMB Holdings Ltd.	8,527	42,792
Sanlam Ltd.	13,068	75,528
Sasol Ltd.	6,066	329,306
Shoprite Holdings Ltd.	2,324	28,791
Standard Bank Group Ltd.	11,292	130,578
Tiger Brands Ltd.	1,289	35,987
Truworths International Ltd.	4,817	28,970
Vodacom Group Ltd.(a)	25,095	288,748
Woolworths Holdings Ltd.	6,110	37,807

Total South Africa		2,023,637
United States – 0.6%
Thomson Reuters Corp.(a)	2,673	97,587
TOTAL COMMON STOCKS (Cost: $16,467,395)		15,952,052
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Global Natural Resources Fund(c) (Cost: $25,307)	1,210	24,539
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.1%
United States – 10.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d)
(Cost: $1,622,084)(e)	1,622,084	1,622,084
TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $18,114,786)		17,598,675
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.6)%		(1,542,869)

NET ASSETS – 100.0%		$16,055,806
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 8).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(e)

At September 30, 2014, the total market value of the Fund’s securities on loan was $1,846,579 and the total market value of the collateral held by the Fund was $1,938,483. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $316,399.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 97.8%
Brazil – 12.4%
AES Tiete S.A.	10,400	$68,057
AMBEV S.A.	88,242	577,809
Arezzo Industria e Comercio S.A.	1,600	19,073
BR Malls Participacoes S.A.	33,700	265,930
Cia de Saneamento Basico do Estado de Sao Paulo	20,000	161,496
Cia Hering	4,400	44,546
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	17,700	89,237
Direcional Engenharia S.A.	8,800	35,852
EcoRodovias Infraestrutura e Logistica S.A.	9,000	44,309
Estacio Participacoes S.A.	3,200	33,233
Even Construtora e Incorporadora S.A.	14,100	31,370
Grendene S.A.	9,400	65,235
Helbor Empreendimentos S.A.	10,200	22,152
Lojas Americanas S.A.	16,000	75,114
Lojas Renner S.A.	2,500	72,543
M. Dias Branco S.A.	2,400	95,643
Marisa Lojas S.A.	5,300	33,709
MRV Engenharia e Participacoes S.A.	31,600	105,910
Natura Cosmeticos S.A.	8,800	132,848
Rodobens Negocios Imobiliarios S.A.	3,200	13,129
Santos Brasil Participacoes S.A.	2,300	15,567
Sonae Sierra Brasil S.A.	13,000	97,224
Souza Cruz S.A.	27,200	218,746
Sul America S.A.	25,200	156,574
Technos S.A.	1,800	7,385
Tegma Gestao Logistica	1,800	13,080

Total Brazil		2,495,771
Chile – 0.4%
Empresas Hites S.A.	16,336	7,513
ENTEL Chile S.A.	3,929	44,625
Forus S.A.	5,390	22,810

Total Chile		74,948
China – 18.1%
Air China Ltd. Class H	224,000	141,639
China Eastern Airlines Corp., Ltd. Class H*(a)	304,000	97,874
China Southern Airlines Co., Ltd. Class H	224,000	73,271
Chongqing Rural Commercial Bank Class H(a)	388,900	176,292
Datang International Power Generation Co., Ltd. Class H	288,000	150,211
Dongfeng Motor Group Co., Ltd. Class H	368,000	604,716
Great Wall Motor Co., Ltd. Class H(a)	68,000	264,028
Guangzhou Automobile Group Co., Ltd. Class H	64,000	61,897
Guangzhou R&F Properties Co., Ltd. Class H	102,400	103,520
Huadian Power International Corp., Ltd. Class H	96,000	67,626
Huaneng Power International, Inc. Class H(a)	160,000	174,731
Jiangsu Expressway Co., Ltd. Class H	64,000	67,502
Lianhua Supermarket Holdings Co., Ltd. Class H(a)	40,000	21,429
New China Life Insurance Co., Ltd. Class H	33,300	116,002
PICC Property & Casualty Co., Ltd. Class H	284,700	504,497
Investments	Shares	Value

Ping An Insurance Group Co. of China Ltd. Class H	95,500	$717,009
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	31,649
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	28,978	93,482
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,200	81,150
Tsingtao Brewery Co., Ltd. Class H(a)	12,000	85,459
Wumart Stores, Inc. Class H(a)	4,000	3,740

Total China		3,637,724
India – 8.8%
Adani Enterprises Ltd.	5,191	39,563
Apollo Tyres Ltd.	30,500	100,621
Bajaj Auto Ltd.	1,400	53,307
Bank of Baroda	5,726	83,656
Dena Bank	21,000	19,721
Hero MotoCorp Ltd.	700	32,184
Hindustan Unilever Ltd.	24,700	298,352
Mahindra & Mahindra Ltd. GDR	19,890	441,160
Sun TV Network Ltd.	100	548
Tata Motors Ltd. ADR(a)	14,727	643,717
Zee Entertainment Enterprises Ltd.	9,500	48,323

Total India		1,761,152
Indonesia – 8.5%
Ace Hardware Indonesia Tbk PT	279,000	20,264
Agung Podomoro Land Tbk PT	629,500	17,720
Alam Sutera Realty Tbk PT	363,500	13,574
Astra International Tbk PT	1,138,000	658,424
Bank Bukopin Tbk PT	263,000	15,433
Bank Pan Indonesia Tbk PT*	339,500	27,166
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	235,000	15,332
Bank Tabungan Negara Persero Tbk PT	235,000	22,565
Gajah Tunggal Tbk PT	178,500	22,706
Garuda Indonesia Persero Tbk PT*	574,703	19,573
Gudang Garam Tbk PT	40,000	186,049
Indofood CBP Sukses Makmur Tbk PT	76,000	70,792
Indofood Sukses Makmur Tbk PT	198,000	113,746
Japfa Comfeed Indonesia Tbk PT	335,000	33,816
Mayora Indah Tbk PT	14,500	36,295
Media Nusantara Citra Tbk PT	219,000	57,424
Mitra Adiperkasa Tbk PT	32,000	14,444
Pakuwon Jati Tbk PT	469,000	15,550
Panin Financial Tbk PT*	1,102,000	25,142
Ramayana Lestari Sentosa Tbk PT	145,000	11,007
Summarecon Agung Tbk PT	174,000	17,421
Surya Citra Media Tbk PT	136,000	42,692
Tiga Pilar Sejahtera Food Tbk	100,614	18,950
Unilever Indonesia Tbk PT	64,000	167,025
XL Axiata Tbk PT	128,000	65,129

Total Indonesia		1,708,239

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2014

Investments	Shares	Value

Malaysia – 4.3%
AirAsia Bhd	119,500	$92,161
Berjaya Sports Toto Bhd	33,972	39,559
British American Tobacco Malaysia Bhd	3,800	81,664
Carlsberg Brewery Malaysia Bhd	5,600	20,450
DRB-Hicom Bhd	87,900	61,092
Dutch Lady Milk Industries Bhd	1,600	22,875
Fraser & Neave Holdings Bhd	8,000	41,408
Genting Malaysia Bhd	124,300	158,383
Guinness Anchor Bhd	5,600	21,884
Kulim Malaysia Bhd*	51,000	50,526
MBM Resources Bhd	18,400	15,985
Media Prima Bhd	32,200	21,889
Nestle (Malaysia) Bhd	2,300	46,554
Padini Holdings Bhd	26,400	15,451
Parkson Holdings Bhd	46,404	40,739
Star Publications Malaysia Bhd	29,600	23,099
UMW Holdings Bhd	27,200	101,653
UOA Development Bhd	22,400	14,408

Total Malaysia		869,780
Mexico – 10.4%
America Movil S.A.B. de C.V. Series L(a)	642,800	811,741
Arca Continental S.A.B. de C.V.(a)	18,400	126,167
Controladora Comercial Mexicana S.A.B. de C.V.	42,100	157,331
Fomento Economico Mexicano S.A.B. de C.V.	47,800	440,015
Genomma Lab Internacional S.A.B. de C.V. Class B*(a)	8,000	19,222
Grupo Televisa S.A.B. Series CPO(a)	43,700	296,426
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	36,400	85,917
Megacable Holdings S.A.B. de C.V. Series CPO	17,716	84,067
TV Azteca S.A.B. de C.V. Series CPO	128,300	66,872

Total Mexico		2,087,758
Philippines – 2.4%
Aboitiz Equity Ventures, Inc.	74,200	89,118
Aboitiz Power Corp.	128,300	116,500
Cebu Air, Inc.	16,800	25,624
First Philippine Holdings Corp.	21,790	43,699
Lopez Holdings Corp.	390,500	56,560
Security Bank Corp.	12,018	39,312
Universal Robina Corp.	26,920	112,173

Total Philippines		482,986
Poland – 0.5%
Cyfrowy Polsat S.A.	9,505	79,527
Eurocash S.A.	900	8,796

Total Poland		88,323
Russia – 1.7%
Magnit OJSC GDR Reg S	5,038	290,995
OTCPharm*†	4,033	1,218
Pharmstandard OJSC GDR Reg S*	4,033	51,421

Total Russia		343,634
Investments	Shares	Value

South Africa – 11.7%
African Bank Investments Ltd.†(a)	63,152	$0
Capitec Bank Holdings Ltd.	1,803	39,034
Cashbuild Ltd.	1,651	20,606
Clicks Group Ltd.(a)	6,362	37,727
Clover Industries Ltd.	10,245	15,116
FirstRand Ltd.	111,600	424,936
Foschini Group Ltd. (The)	7,796	80,870
Illovo Sugar Ltd.(a)	14,363	36,231
Imperial Holdings Ltd.	6,855	105,541
Lewis Group Ltd.(a)	7,475	37,381
Life Healthcare Group Holdings Ltd.	10,059	39,655
Massmart Holdings Ltd.	3,489	37,906
Mr. Price Group Ltd.	5,150	96,785
MTN Group Ltd.	24,237	511,244
Oceana Group Ltd.	2,777	18,188
Pick n Pay Holdings Ltd.	25,802	51,155
Pick n Pay Stores Ltd.	7,347	34,322
Shoprite Holdings Ltd.	8,749	108,388
SPAR Group Ltd. (The)	4,742	52,707
Sun International Ltd.	3,553	37,642
Super Group Ltd.*	11,631	31,851
Tiger Brands Ltd.	3,993	111,479
Truworths International Ltd.	9,650	58,037
Vodacom Group Ltd.(a)	23,329	268,428
Woolworths Holdings Ltd.	14,587	90,260

Total South Africa		2,345,489
South Korea – 6.1%
Able C&C Co., Ltd.	455	12,763
Grand Korea Leisure Co., Ltd.	1,680	66,786
GS Home Shopping, Inc.	192	46,306
Handsome Co., Ltd.	1,040	32,129
Kangwon Land, Inc.	4,040	137,251
KT&G Corp.	3,905	349,701
LF Corp.	1,200	39,801
LG Household & Health Care Ltd.	160	76,873
LG International Corp.	1,840	44,812
LIG Insurance Co., Ltd.	1,280	33,842
Muhak Co., Ltd.*	1,153	36,548
Shinsegae Co., Ltd.	240	49,922
SK Telecom Co., Ltd.	1,095	300,924

Total South Korea		1,227,658
Taiwan – 2.0%
Cheng Shin Rubber Industry Co., Ltd.	64,000	141,173
E-LIFE MALL Corp.	8,000	16,463
Farglory Land Development Co., Ltd.	45,796	53,971
Hey Song Corp.	70,500	79,378
Standard Foods Corp.	8,720	19,636
Yulon Nissan Motor Co., Ltd.	8,000	80,343

Total Taiwan		390,964
Thailand – 4.8%
Advanced Info Service PCL NVDR	23,200	160,987
AP Thailand PCL NVDR	88,700	19,696

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2014

Investments	Shares	Value

BEC World PCL NVDR	28,800	$41,745
Big C Supercenter PCL NVDR	12,000	85,490
Bumrungrad Hospital PCL NVDR	7,200	29,311
CP ALL PCL NVDR	116,100	160,230
DSG International Thailand PCL NVDR	57,960	15,104
Electricity Generating PCL NVDR	16,000	81,419
Hemaraj Land and Development PCL NVDR	148,300	20,215
Home Product Center PCL NVDR	100,361	32,190
LPN Development PCL NVDR	24,000	16,062
MCOT PCL NVDR	19,200	13,560
Pruksa Real Estate PCL NVDR	35,600	37,604
Quality Houses PCL NVDR	149,100	19,405
Robinson Department Store PCL NVDR	18,400	29,934
Sansiri PCL NVDR	217,900	15,053
Siam Future Development PCL NVDR	59,175	13,049
Supalai PCL NVDR	35,600	28,546
Thai Airways International PCL NVDR*	59,000	26,020
Thai Union Frozen Products PCL NVDR	37,200	84,897
Thai Vegetable Oil PCL NVDR	48,600	34,323

Total Thailand		964,840
Turkey – 5.7%
Albaraka Turk Katilim Bankasi AS	19,387	13,940
Anadolu Efes Biracilik ve Malt Sanayii AS	9,151	105,521
BIM Birlesik Magazalar AS	3,121	65,203
Dogus Otomotiv Servis ve Ticaret AS	8,581	33,296
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	44,026	45,941
Ford Otomotiv Sanayi AS	9,239	105,928
Goodyear Lastikleri TAS	510	20,762
Ipek Dogal Enerji Kaynaklari ve Uretim AS*	4,001	3,087
NET Holding AS	18,298	21,340
Tofas Turk Otomobil Fabrikasi AS	13,780	77,334
Turk Telekomunikasyon AS	79,369	209,141
Turkiye Halk Bankasi AS	36,808	221,093
Ulker Biskuvi Sanayi AS	5,798	38,386
Yapi ve Kredi Bankasi AS	95,512	187,188

Total Turkey		1,148,160
TOTAL COMMON STOCKS (Cost: $19,022,560)		19,627,426
EXCHANGE-TRADED NOTES – 2.3%
United States – 2.3%
iPath MSCI India Index ETN* (Cost: $343,493)	6,500	456,300
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.4%
United States – 13.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $2,694,398)(c)	2,694,398	2,694,398
TOTAL INVESTMENTS IN SECURITIES – 113.5% (Cost: $22,060,451)		22,778,124
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.5)%		(2,702,465)

NET ASSETS – 100.0%		$20,075,659
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,218, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $2,557,101 and the total market value of the collateral held by the Fund was $2,694,398.

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 96.8%
Brazil – 13.8%
AMBEV S.A.	180,085	$1,179,198
CCR S.A.	43,220	296,061
Cia de Saneamento Basico do Estado de Sao Paulo	5,252	42,409
Cia Hering	6,004	60,785
Cielo S.A.	35,192	574,657
EcoRodovias Infraestrutura e Logistica S.A.	6,004	29,559
Itau Unibanco Holding S.A.	38,298	491,389
Localiza Rent a Car S.A.	1,200	17,386
Lojas Renner S.A.	2,852	82,756
M. Dias Branco S.A.	1,200	47,822
Marisa Lojas S.A.	2,400	15,264
Odontoprev S.A.	13,206	47,981
Petroleo Brasileiro S.A.	97,545	686,909
Souza Cruz S.A.	37,418	300,920
Tegma Gestao Logistica	2,400	17,440
Ultrapar Participacoes S.A.	8,404	177,748
WEG S.A.	14,046	163,820

Total Brazil		4,232,104
Chile – 0.5%
S.A.C.I. Falabella	19,028	143,768
China – 8.1%
Air China Ltd. Class H	48,000	30,351
China International Marine Containers Group Co., Ltd. Class H	24,000	49,514
China Minsheng Banking Corp., Ltd. Class H	236,400	216,152
China National Building Material Co., Ltd. Class H(a)	120,000	108,795
China Pacific Insurance Group Co., Ltd. Class H	33,600	118,129
China Telecom Corp., Ltd. Class H	1,135,700	696,183
Great Wall Motor Co., Ltd. Class H(a)	15,000	58,241
PetroChina Co., Ltd. Class H	621,000	795,733
Ping An Insurance Group Co. of China Ltd. Class H	23,600	177,188
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	29,300	28,979
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	10,800	26,398
Sinopharm Group Co., Ltd. Class H(a)	24,000	87,777
Wumart Stores, Inc. Class H(a)	8,000	7,480
Zhuzhou CSR Times Electric Co., Ltd. Class H	14,864	57,426
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	40,000	23,335

Total China		2,481,681
India – 1.3%
Infosys Ltd. ADR(a)	5,033	304,446
Tata Motors Ltd. ADR	1,472	64,341
Wipro Ltd. ADR(a)	3,646	44,336

Total India		413,123
Indonesia – 12.4%
AKR Corporindo Tbk PT	42,000	18,785
Astra Agro Lestari Tbk PT	36,000	67,952
Investments	Shares	Value

Astra International Tbk PT	887,500	$513,490
Bank Central Asia Tbk PT	198,000	212,462
Bank Mandiri Persero Tbk PT	351,400	290,550
Bank Negara Indonesia Persero Tbk PT	342,000	155,072
Bank Rakyat Indonesia Persero Tbk PT	503,500	430,775
Charoen Pokphand Indonesia Tbk PT	87,000	30,273
Gudang Garam Tbk PT	24,000	111,629
Harum Energy Tbk PT	52,000	8,727
Indocement Tunggal Prakarsa Tbk PT	60,000	106,114
Indofood CBP Sukses Makmur Tbk PT	54,000	50,300
Jasa Marga Persero Tbk PT	78,000	41,289
Kalbe Farma Tbk PT	503,500	70,246
Media Nusantara Citra Tbk PT	120,000	31,465
Perusahaan Gas Negara Persero Tbk PT	611,500	301,108
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	210,000	32,745
Semen Indonesia Persero Tbk PT	180,000	227,862
Surya Citra Media Tbk PT	180,000	56,504
Tambang Batubara Bukit Asam Persero Tbk PT	90,000	97,497
Telekomunikasi Indonesia Persero Tbk PT	2,251,700	538,671
Unilever Indonesia Tbk PT	102,000	266,196
United Tractors Tbk PT	96,000	156,783

Total Indonesia		3,816,495
Malaysia – 2.5%
AirAsia Bhd	38,400	29,615
Berjaya Sports Toto Bhd	46,706	54,387
British American Tobacco Malaysia Bhd	8,400	180,521
Carlsberg Brewery Malaysia Bhd	10,800	39,440
Dialog Group Bhd	45,964	24,099
DRB-Hicom Bhd	26,400	18,348
Gamuda Bhd	40,800	59,947
Hartalega Holdings Bhd	9,600	20,719
Kuala Lumpur Kepong Bhd	24,000	154,220
Malaysia Marine and Heavy Engineering Holdings Bhd	34,800	31,825
Nestle (Malaysia) Bhd	6,000	121,445
Tan Chong Motor Holdings Bhd	8,570	11,939
Top Glove Corp. Bhd	9,600	14,486
UOA Development Bhd	27,800	17,881

Total Malaysia		778,872
Mexico – 10.1%
Alsea S.A.B. de C.V.	8,404	26,588
America Movil S.A.B. de C.V. Series L(a)	718,658	907,536
Arca Continental S.A.B. de C.V.	16,308	111,823
Fomento Economico Mexicano S.A.B. de C.V.	34,216	314,970
Grupo Bimbo S.A.B. de C.V. Series A	15,308	44,384
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B(a)	136,712	369,818
Grupo Mexico S.A.B. de C.V. Series B(a)	168,078	562,794
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	64,830	153,021
Wal-Mart de Mexico S.A.B. de C.V. Series V(a)	241,161	606,393

Total Mexico		3,097,327

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

September 30, 2014

Investments	Shares	Value

Philippines – 2.4%
Aboitiz Power Corp.	250,700	$227,642
Ayala Land, Inc.	74,500	58,020
Jollibee Foods Corp.	8,150	35,595
Manila Water Co., Inc.	28,800	18,931
Semirara Mining and Power Co.	33,450	91,680
SM Investments Corp.	5,720	102,412
SM Prime Holdings, Inc.	195,500	76,148
Universal Robina Corp.	31,790	132,466

Total Philippines		742,894
Russia – 11.1%
LSR Group OJSC GDR Reg S	10,641	38,946
Magnit OJSC GDR Reg S	2,527	145,960
MegaFon OAO GDR Reg S	27,347	694,067
MMC Norilsk Nickel OJSC ADR	101,273	1,888,741
NovaTek OAO GDR Reg S	3,635	378,767
Uralkali OJSC GDR Reg S	14,353	254,766

Total Russia		3,401,247
South Africa – 13.3%
AVI Ltd.	8,331	51,542
Bidvest Group Ltd. (The)	6,210	157,088
Capitec Bank Holdings Ltd.	1,679	36,349
Clicks Group Ltd.	4,169	24,723
FirstRand Ltd.	144,176	548,975
Foschini Group Ltd. (The)	8,331	86,420
Imperial Holdings Ltd.	5,255	80,907
Kumba Iron Ore Ltd.(a)	15,389	363,032
Life Healthcare Group Holdings Ltd.	19,616	77,330
Massmart Holdings Ltd.	3,791	41,187
Mr. Price Group Ltd.	5,147	96,729
MTN Group Ltd.	54,705	1,153,922
Oceana Group Ltd.	2,507	16,420
Pick n Pay Stores Ltd.	7,983	37,293
Shoprite Holdings Ltd.	6,783	84,032
SPAR Group Ltd. (The)	4,739	52,674
Tiger Brands Ltd.	3,731	104,164
Truworths International Ltd.	13,182	79,279
Vodacom Group Ltd.(a)	75,058	863,633
Woolworths Holdings Ltd.	18,848	116,625

Total South Africa		4,072,324
South Korea – 1.2%
Coway Co., Ltd.	1,139	90,990
Grand Korea Leisure Co., Ltd.	1,680	66,786
Huchems Fine Chemical Corp.	2,160	48,307
Iljin Display Co., Ltd.	660	5,104
KEPCO Plant Service & Engineering Co., Ltd.	983	77,876
OCI Materials Co., Ltd.	971	47,112
Seah Besteel Corp.	650	23,284

Total South Korea		359,459
Taiwan – 7.2%
Largan Precision Co., Ltd.	1,000	71,665
President Chain Store Corp.	20,000	143,329
Investments	Shares	Value

Richtek Technology Corp.	12,000	$61,145
Taiwan Semiconductor Manufacturing Co., Ltd.	489,000	1,929,026

Total Taiwan		2,205,165
Thailand – 11.2%
Advanced Info Service PCL NVDR	81,600	566,230
Bangkok Dusit Medical Services PCL NVDR	192,000	109,545
BEC World PCL NVDR	58,300	84,506
Bumrungrad Hospital PCL NVDR	20,300	82,640
Central Pattana PCL NVDR	50,400	72,278
Charoen Pokphand Foods PCL NVDR	224,783	209,705
CP ALL PCL NVDR	161,800	223,301
Hemaraj Land and Development PCL NVDR	345,100	47,042
Indorama Ventures PCL NVDR	102,300	80,452
Intouch Holdings PCL NVDR	101,700	227,394
Kasikornbank PCL NVDR	46,800	339,183
Land & Houses PCL NVDR	335,560	107,628
LPN Development PCL NVDR	64,800	43,366
Major Cineplex Group PCL NVDR	76,700	57,244
Minor International PCL NVDR	72,000	82,159
Quality Houses PCL NVDR	404,300	52,618
Siam Cement PCL (The) NVDR	28,464	395,028
Siam City Cement PCL NVDR	5,000	66,924
Siam Commercial Bank PCL (The) NVDR	59,417	333,505
Sri Trang Agro-Industry PCL NVDR	106,700	45,740
Thai Oil PCL NVDR	76,800	121,980
Thai Stanley Electric PCL NVDR	5,000	34,387
VGI Global Media PCL NVDR	88,584	37,974

Total Thailand		3,420,829
Turkey – 1.7%
Anadolu Efes Biracilik ve Malt Sanayii AS	6,771	78,077
Aselsan Elektronik Sanayi ve Ticaret AS	6,531	26,344
BIM Birlesik Magazalar AS	3,827	79,953
Coca-Cola Icecek AS	1,127	24,286
Koza Altin Isletmeleri AS	1,376	10,226
TAV Havalimanlari Holding AS	8,847	70,984
Turk Hava Yollari	12,347	35,025
Turk Traktor ve Ziraat Makineleri AS	2,111	65,251
Ulker Biskuvi Sanayi AS	7,719	51,104
Yapi ve Kredi Bankasi AS	44,161	86,548

Total Turkey		527,798
TOTAL COMMON STOCKS (Cost: $29,529,986)		29,693,086
EXCHANGE-TRADED NOTES – 2.9%
United States – 2.9%
iPath MSCI India Index ETN* (Cost: $736,678)	12,784	897,437
WARRANTS – 0.0%
Thailand – 0.0%
Indorama Ventures PCL, expiring 08/24/17*	10,230	1,306
Indorama Ventures PCL, expiring 08/24/18*	7,869	762
TOTAL WARRANTS (Cost: $0)		2,068

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

September 30, 2014

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.7%
United States – 9.7%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $2,960,367)(c)	2,960,367	$2,960,367
TOTAL INVESTMENTS IN SECURITIES – 109.4% (Cost: $33,227,031)		33,552,958
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.4)%		(2,896,246)

NET ASSETS – 100.0%		$30,656,712
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $2,804,907 and the total market value of the collateral held by the Fund was $2,960,367.

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.4%
Brazil – 11.5%
AES Tiete S.A.	692,429	$4,531,204
Banco do Brasil S.A.	7,470,711	77,159,123
Banco Santander Brasil S.A.	6,080,132	39,291,513
BM&FBovespa S.A.	2,797,356	12,778,582
Brasil Brokers Participacoes S.A.	701,278	947,596
Brasil Insurance Participacoes e Administracao S.A.	319,616	1,043,814
Centrais Eletricas Brasileiras S.A.	4,144,668	11,099,372
Cia Energetica de Minas Gerais	1,085,061	6,688,611
Cia Hering	374,609	3,792,580
Cia Siderurgica Nacional S.A.	5,044,910	17,917,504
CPFL Energia S.A.	2,335,855	18,222,644
EDP – Energias do Brasil S.A.	1,392,357	5,684,018
Eternit S.A.	212,650	342,032
Grendene S.A.	679,841	4,718,034
Helbor Empreendimentos S.A.	690,781	1,500,227
Light S.A.	965,873	8,154,088
Mahle-Metal Leve S.A. Industria e Comercio	326,583	2,866,400
MRV Engenharia e Participacoes S.A.	763,413	2,558,630
Multiplus S.A.	336,139	4,050,793
Natura Cosmeticos S.A.	760,309	11,477,885
Oi S.A.	3,549,379	2,593,643
Porto Seguro S.A.	567,612	6,583,057
Santos Brasil Participacoes S.A.	376,592	2,548,945
Tim Participacoes S.A.	3,569,141	18,781,118
Tractebel Energia S.A.	1,869,774	26,265,073
Transmissora Alianca de Energia Eletrica S.A.	1,038,057	8,293,099
Vale S.A.	8,692,704	95,280,496

Total Brazil		395,170,081
Chile – 1.6%
Aguas Andinas S.A. Class A	12,941,803	7,499,864
Banco de Chile	160,444,642	19,808,146
Banco Santander Chile	296,490,592	16,562,417
ENTEL Chile S.A.	330,301	3,751,543
Inversiones Aguas Metropolitanas S.A.	3,569,083	5,459,107
Inversiones La Construccion S.A.	162,683	2,182,360

Total Chile		55,263,437
China – 17.2%
Agricultural Bank of China Ltd. Class H	57,051,000	25,274,039
Anhui Expressway Co., Ltd. Class H	1,741,057	1,062,782
Bank of China Ltd. Class H	163,301,639	73,185,111
Baoye Group Co., Ltd. Class H	616,000	384,747
Beijing Capital Land Ltd. Class H	4,808,000	1,659,404
China BlueChemical Ltd. Class H	6,190,000	2,686,417
China CITIC Bank Corp., Ltd. Class H(a)	22,979,499	13,938,448
China Coal Energy Co., Ltd. Class H(a)	9,895,000	5,785,283
China Communications Construction Co., Ltd. Class H	17,815,000	12,847,742
China Construction Bank Corp. Class H	221,232,500	154,988,963
China Merchants Bank Co., Ltd. Class H(a)	8,200,932	14,025,367
Investments	Shares	Value

China Minsheng Banking Corp., Ltd. Class H(a)	9,852,548	$9,008,653
China Petroleum & Chemical Corp. Class H	56,895,200	49,823,874
China Shenhua Energy Co., Ltd. Class H(a)	6,124,000	17,074,423
Chongqing Machinery & Electric Co., Ltd. Class H	14,510,000	2,261,027
Chongqing Rural Commercial Bank Class H(a)	17,169,885	7,783,286
Dalian Port PDA Co., Ltd. Class H	4,338,000	1,430,153
Datang International Power Generation Co., Ltd. Class H	6,628,350	3,457,112
Guangzhou Automobile Group Co., Ltd. Class H	4,586,000	4,435,340
Hainan Meilan International Airport Co., Ltd. Class H	367,000	288,303
Industrial & Commercial Bank of China Ltd. Class H	174,029,275	108,472,742
Jiangsu Expressway Co., Ltd. Class H(a)	2,506,906	2,644,082
Jiangxi Copper Co., Ltd. Class H(a)	1,966,000	3,235,693
PetroChina Co., Ltd. Class H	34,856,000	44,663,585
Shenzhen Expressway Co., Ltd. Class H	3,088,000	2,075,873
Sichuan Expressway Co., Ltd. Class H(a)	4,844,000	1,834,021
Yanzhou Coal Mining Co., Ltd. Class H(a)	6,580,000	5,397,818
Zhaojin Mining Industry Co., Ltd. Class H(a)	5,510,000	3,051,216
Zhejiang Expressway Co., Ltd. Class H	11,282,398	11,463,873
Zijin Mining Group Co., Ltd. Class H(a)	17,212,000	4,189,345

Total China		588,428,722
Czech Republic – 2.4%
CEZ AS	1,627,468	49,478,585
Komercni Banka AS	84,277	20,044,803
O2 Czech Republic AS	950,611	13,664,508

Total Czech Republic		83,187,896
Indonesia – 2.0%
Aneka Tambang Persero Tbk PT	11,459,963	1,043,952
Astra Agro Lestari Tbk PT	2,106,281	3,975,746
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,787,900	1,291,045
Bank Pembangunan Daerah Jawa Timur Tbk PT	14,691,800	523,286
Berau Coal Energy Tbk PT*	35,275,300	364,767
Harum Energy Tbk PT	8,971,700	1,505,714
Indika Energy Tbk PT	11,267,841	684,301
Indo Tambangraya Megah Tbk PT	5,518,600	11,764,106
Matahari Putra Prima Tbk PT	12,205,600	3,155,326
Perusahaan Gas Negara Persero Tbk PT	39,181,808	19,293,463
Semen Indonesia Persero Tbk PT	7,984,285	10,107,312
Tambang Batubara Bukit Asam Persero Tbk PT	5,868,100	6,356,908
Timah Persero Tbk PT	8,081,600	812,471
United Tractors Tbk PT	5,513,600	9,004,566

Total Indonesia		69,882,963
Malaysia – 4.8%
Batu Kawan Bhd	86,414	503,127
Boustead Holdings Bhd	1,111,031	1,693,387

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2014

Investments	Shares	Value

British American Tobacco Malaysia Bhd	535,397	$11,506,017
Carlsberg Brewery Malaysia Bhd	498,013	1,818,685
DiGi.Com Bhd	10,746,747	19,164,295
Gas Malaysia Bhd	1,040,200	1,109,800
HAP Seng Consolidated Bhd	10,186,700	12,358,807
JCY International Bhd	11,251,800	2,177,989
Lafarge Malaysia Bhd	2,173,927	6,825,621
Malayan Banking Bhd	17,879,425	54,284,125
Maxis Bhd	17,549,962	34,666,592
Media Prima Bhd	6,115,731	4,157,318
OSK Holdings Bhd	983,000	644,246
Padini Holdings Bhd	1,125,300	658,612
Parkson Holdings Bhd	2,312,230	2,029,941
Pos Malaysia Bhd	230,300	331,357
Star Publications Malaysia Bhd	1,531,900	1,195,447
Telekom Malaysia Bhd	5,225,700	10,513,525
United Plantations Bhd	48,511	394,535

Total Malaysia		166,033,426
Philippines – 1.5%
Aboitiz Power Corp.	12,295,006	11,164,202
Globe Telecom, Inc.	281,218	10,170,282
Philippine Long Distance Telephone Co.	370,139	25,551,571
Semirara Mining and Power Co.	1,385,714	3,797,957

Total Philippines		50,684,012
Poland – 6.5%
Asseco Poland S.A.	166,178	2,342,447
Bank Pekao S.A.	446,870	26,250,689
KGHM Polska Miedz S.A.(a)	1,523,876	58,310,994
Orange Polska S.A.	9,472,717	33,381,879
PGE S.A.	7,350,967	46,628,687
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,410,433	16,920,588
Powszechny Zaklad Ubezpieczen S.A.	149,886	21,830,699
Synthos S.A.	4,096,346	5,699,867
Tauron Polska Energia S.A.	3,516,295	5,711,759
TVN S.A.	412,842	1,955,627
Warsaw Stock Exchange	251,492	2,874,825

Total Poland		221,908,061
Russia – 17.6%
Gazprom OAO ADR	24,608,323	173,212,028
Lukoil OAO ADR	1,580,894	80,609,140
MegaFon OAO GDR Reg S	1,495,549	37,957,034
MMC Norilsk Nickel OJSC ADR	5,680,780	105,946,547
Mobile Telesystems OJSC ADR(a)	1,943,026	29,028,808
Phosagro OAO GDR Reg S	974,893	10,909,053
Rosneft OAO GDR Reg S	22,773,658	132,702,105
Tatneft OAO ADR	648,836	22,910,399
Uralkali OJSC GDR Reg S	499,480	8,865,770

Total Russia		602,140,884
South Africa – 9.4%
Barclays Africa Group Ltd.	1,118,298	15,255,750
Coronation Fund Managers Ltd.	493,063	4,217,869
Investments	Shares	Value

FirstRand Ltd.(a)	7,538,037	$28,702,352
Foschini Group Ltd. (The)(a)	486,413	5,045,702
Kumba Iron Ore Ltd.(a)	805,698	19,006,721
Lewis Group Ltd.(a)	488,989	2,445,324
Liberty Holdings Ltd.	408,065	4,450,403
MMI Holdings Ltd.(a)	3,193,896	7,409,290
MTN Group Ltd.	3,407,226	71,870,431
Nampak Ltd.	1,133,676	4,127,019
Nedbank Group Ltd.(a)	764,163	14,804,062
PPC Ltd.	1,477,335	3,865,203
Resilient Property Income Fund Ltd.	385,908	2,491,371
Reunert Ltd.	623,296	3,280,810
Sasol Ltd.(a)	991,955	53,850,428
SPAR Group Ltd. (The)	318,073	3,535,380
Standard Bank Group Ltd.(a)	2,213,814	25,599,965
Truworths International Ltd.	853,568	5,133,534
Vodacom Group Ltd.(a)	4,043,096	46,520,698

Total South Africa		321,612,312
South Korea – 2.9%
Daishin Securities Co., Ltd.	138,401	1,475,490
Dongkuk Steel Mill Co., Ltd.	377,003	2,229,328
Hanmi Semiconductor Co., Ltd.(a)	39,972	626,900
Hite Jinro Co., Ltd.(a)	122,549	2,688,471
Hyundai Marine & Fire Insurance Co., Ltd.	129,162	3,561,824
KT Corp.	252,384	8,203,526
KT Corp. ADR(a)	734,063	11,899,161
KT&G Corp.	226,139	20,251,254
Macquarie Korea Infrastructure Fund	449,594	3,084,635
Meritz Fire & Marine Insurance Co., Ltd.	106,159	1,317,871
Meritz Securities Co., Ltd.	494,332	1,852,720
Moorim P&P Co., Ltd.	67,456	307,156
OCI Materials Co., Ltd.(a)	70,282	3,410,034
SK Telecom Co., Ltd.	109,149	29,995,935
SK Telecom Co., Ltd. ADR(a)	285,406	8,659,218

Total South Korea		99,563,523
Taiwan – 13.6%
Ability Enterprise Co., Ltd.	1,080,000	612,436
Accton Technology Corp.	1,560,000	910,271
Alpha Networks, Inc.	2,208,000	1,233,945
AmTRAN Technology Co., Ltd.	3,926,896	2,388,191
Asia Cement Corp.(a)	7,560,158	9,655,390
Asustek Computer, Inc.(a)	1,221,000	11,640,231
AV Tech Corp.	160,000	332,418
Career Technology MFG. Co., Ltd.	872,000	1,189,632
Cheng Uei Precision Industry Co., Ltd.(a)	991,000	1,775,489
Chia Chang Co., Ltd.	360,000	384,622
Chicony Electronics Co., Ltd.	2,094,046	6,264,343
Chimei Materials Technology Corp.(a)	2,040,086	2,407,636
Chin-Poon Industrial Co., Ltd.(a)	1,274,000	2,119,180
China Steel Chemical Corp.	1,037,000	6,085,061
China Steel Corp.(a)	22,165,815	18,945,452
China Synthetic Rubber Corp.	2,506,043	2,669,202

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2014

Investments	Shares	Value

Chung Hsin Electric & Machinery Manufacturing Corp.	601,000	$404,032
Chunghwa Telecom Co., Ltd.(a)	17,084,113	51,500,293
Cleanaway Co., Ltd.	304,736	1,527,712
Compal Electronics, Inc.(a)	12,961,000	9,693,215
Compeq Manufacturing Co., Ltd.	1,967,000	1,160,691
Coxon Precise Industrial Co., Ltd.	276,000	480,876
CSBC Corp. Taiwan	941,000	541,347
CTCI Corp.	907,000	1,544,490
Cyberlink Corp.	1,080,158	3,103,464
CyberTAN Technology, Inc.(a)	862,000	752,350
D-Link Corp.	3,841,000	2,291,759
E-LIFE MALL Corp.	452,542	931,282
Elite Material Co., Ltd.	748,838	834,518
Eternal Materials Co., Ltd.(a)	4,030,820	4,180,620
Everlight Electronics Co., Ltd.(a)	737,000	1,579,658
Far Eastern New Century Corp.	10,983,042	11,066,265
Farglory Land Development Co., Ltd.(a)	2,887,161	3,402,578
Feng Hsin Iron & Steel Co.	2,583,922	3,457,178
Flytech Technology Co., Ltd.	186,833	743,168
Formosa Chemicals & Fibre Corp.(a)	11,829,045	27,337,131
Formosa Plastics Corp.(a)	14,155,090	33,550,255
Formosan Rubber Group, Inc.	2,175,000	2,313,031
Getac Technology Corp.	1,080,000	546,755
Grand Pacific Petrochemical	3,102,000	1,402,143
Great China Metal Industry	953,627	1,000,039
Great Wall Enterprise Co., Ltd.	1,705,700	1,662,552
Holtek Semiconductor, Inc.(a)	358,000	631,983
Holy Stone Enterprise Co., Ltd.	347,200	486,225
HTC Corp.(a)	4,843,000	21,015,336
Huaku Development Co., Ltd.(a)	1,280,573	2,441,632
Huang Hsiang Construction Corp.	357,000	457,700
Hung Poo Real Estate Development Corp.	649,000	525,908
ITEQ Corp.(a)	2,538,100	2,140,149
Jentech Precision Industrial Co., Ltd.(a)	357,000	875,498
KEE TAI Properties Co., Ltd.(a)	4,173,000	2,544,721
LCY Chemical Corp.(a)	4,064,000	2,217,735
Lealea Enterprise Co., Ltd.	1,110,411	343,131
Lingsen Precision Industries Ltd.	1,081,000	563,252
Lite-On Technology Corp.(a)	5,334,205	7,689,308
Lotes Co., Ltd.	359,000	1,516,511
Lumax International Corp., Ltd.	232,000	543,783
Makalot Industrial Co., Ltd.(a)	450,949	2,290,360
Mega Financial Holding Co., Ltd.	11,088,071	9,094,409
Nan Ya Plastics Corp.	11,113,616	24,331,985
OptoTech Corp.	698,000	328,125
Oriental Union Chemical Corp.(a)	3,204,000	2,717,441
Pou Chen Corp.(a)	5,353,112	5,948,000
Powertech Technology, Inc.	1,058,703	1,914,189
Quanta Computer, Inc.(a)	9,823,990	24,931,772
Radiant Opto-Electronics Corp.(a)	1,174,170	4,651,210
Radium Life Tech Co., Ltd.(a)	3,032,179	1,769,299
Rechi Precision Co., Ltd.	356,993	364,392
Senao International Co., Ltd.	432,000	852,085
Investments	Shares	Value

Sercomm Corp.(a)	541,000	$1,161,337
Shih Wei Navigation Co., Ltd.	2,291,000	1,543,927
Sigurd Microelectronics Corp.	2,631,627	2,642,917
Siliconware Precision Industries Co.	5,613,000	7,703,702
Silitech Technology Corp.(a)	883,622	704,411
Sincere Navigation Corp.	703,000	618,197
Sonix Technology Co., Ltd.	564,000	887,174
Syncmold Enterprise Corp.	1,132,324	2,426,980
Synnex Technology International Corp.(a)	6,064,000	8,372,524
TA Chen Stainless Pipe*	997,000	611,254
Taiflex Scientific Co., Ltd.(a)	358,254	572,368
Taiwan Cement Corp.	7,525,485	11,206,774
Taiwan Cogeneration Corp.	749,000	544,154
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,651,723	3,040,697
Taiwan Mobile Co., Ltd.(a)	6,541,253	19,847,718
Taiwan Secom Co., Ltd.	358,538	990,062
Topco Scientific Co., Ltd.	290,241	533,358
Transcend Information, Inc.	959,000	3,184,109
Tripod Technology Corp.	604,000	1,246,937
TSRC Corp.	3,194,518	3,833,065
Tung Ho Steel Enterprise Corp.	2,866,387	2,322,735
U-Ming Marine Transport Corp.(a)	814,048	1,239,022
Unimicron Technology Corp.	2,128,000	1,587,981
Unitech Printed Circuit Board Corp.*	2,815,000	1,240,027
United Integrated Services Co., Ltd.	1,067,000	1,059,301
United Microelectronics Corp.(a)	17,680,598	7,323,445
USI Corp.(a)	5,214,000	2,571,048
Visual Photonics Epitaxy Co., Ltd.	357,000	365,573
Wah Lee Industrial Corp.	340,000	603,560
Wistron Corp.	5,167,446	5,274,551
Wistron NeWeb Corp.	908,421	2,132,226
WPG Holdings Ltd.(a)	3,898,000	4,766,863
WT Microelectronics Co., Ltd.	357,788	575,740
YFY, Inc.	4,095,000	1,776,952
Young Optics, Inc.	248,000	486,714
YungShin Global Holding Corp.	345,000	678,216
Zinwell Corp.	273,000	253,081

Total Taiwan		464,735,740
Thailand – 5.9%
Advanced Info Service PCL	4,747,861	32,945,836
Bangchak Petroleum PCL (The)	3,150,921	3,474,030
Banpu PCL NVDR	8,265,680	7,520,048
BTS Group Holdings PCL NVDR	26,334,943	8,121,802
Charoen Pokphand Foods PCL NVDR	14,420,710	13,453,399
Delta Electronics Thailand PCL NVDR	3,383,083	6,468,809
Electricity Generating PCL	846,900	4,309,591
Hana Microelectronics PCL NVDR	656,000	854,773
Intouch Holdings PCL NVDR(a)	5,815,421	13,002,869
Kiatnakin Bank PCL	2,022,324	2,635,102
Land & Houses PCL NVDR	19,826,062	6,359,014
MCOT PCL NVDR	753,116	531,885
PTT Global Chemical PCL NVDR	8,775,205	16,508,481
PTT PCL NVDR	4,496,894	49,926,965

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2014

Investments	Shares	Value

Ratchaburi Electricity Generating Holding PCL	3,259,896	$5,956,788
Sansiri PCL NVDR	15,300,239	1,056,979
Thai Oil PCL NVDR	4,186,677	6,649,618
Thai Vegetable Oil PCL NVDR	3,028,470	2,138,842
Tisco Financial Group PCL	2,584,589	3,626,794
Total Access Communication PCL NVDR	5,013,509	16,234,956
TTW PCL NVDR	5,554,277	2,055,554

Total Thailand		203,832,135
Turkey – 2.5%
Adana Cimento Sanayii TAS Class A	206,514	430,992
Akcansa Cimento AS	243,061	1,529,255
Aksa Akrilik Kimya Sanayii	432,605	1,299,256
Aksigorta AS	255,960	303,004
Arcelik AS	1,255,008	6,685,526
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	492,118	1,682,971
Celebi Hava Servisi AS	91,744	957,343
Cimsa Cimento Sanayi ve Ticaret AS	430,630	2,784,897
Dogus Otomotiv Servis ve Ticaret AS	875,922	3,398,768
Netas Telekomunikasyon AS	413,626	1,100,802
Tekfen Holding AS	518,111	1,149,440
Tofas Turk Otomobil Fabrikasi AS	1,541,155	8,649,063
Tupras Turkiye Petrol Rafinerileri AS	865,142	17,353,668
Turk Telekomunikasyon AS(a)	13,025,489	34,322,689
Turk Traktor ve Ziraat Makineleri AS	116,827	3,611,147

Total Turkey		85,258,821
TOTAL COMMON STOCKS (Cost: $3,545,432,796)		3,407,702,013
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $72,531,483)(c)	72,531,483	72,531,483
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $3,617,964,279)		3,480,233,496
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.5)%		(52,727,575)

NET ASSETS – 100.0%		$3,427,505,921
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $227,138,789 and the total market value of the collateral held by the Fund was $240,852,594. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $168,321,111.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 98.0%
Brazil – 6.4%
Abril Educacao S.A.*	304,347	$1,608,954
AES Tiete S.A.	1,694,408	11,088,080
Aliansce Shopping Centers S.A.	376,560	2,843,877
Arezzo Industria e Comercio S.A.	93,481	1,114,323
Brasil Brokers Participacoes S.A.	1,498,713	2,025,123
Brasil Insurance Participacoes e Administracao S.A.	663,503	2,166,894
Cia de Locacao das Americas	130,890	245,793
Cia Paranaense de Energia	253,668	2,420,077
Diagnosticos da America S.A.	407,822	2,004,481
Direcional Engenharia S.A.	457,174	1,862,588
Equatorial Energia S.A.	443,777	4,492,844
Estacio Participacoes S.A.	237,702	2,468,623
Eternit S.A.	1,220,336	1,962,820
Even Construtora e Incorporadora S.A.	727,474	1,618,523
Fleury S.A.	365,887	2,113,529
Grendene S.A.	1,684,649	11,691,310
Helbor Empreendimentos S.A.	1,199,712	2,605,514
Iochpe-Maxion S.A.	141,792	965,501
JHSF Participacoes S.A.	1,828,786	2,680,169
Light S.A.	2,080,878	17,567,177
Lojas Americanas S.A.	302,698	1,421,059
LPS Brasil Consultoria de Imoveis S.A.	495,748	2,207,957
Magnesita Refratarios S.A.	494,115	635,394
Mahle-Metal Leve S.A. Industria e Comercio	703,938	6,178,424
Marisa Lojas S.A.	445,083	2,830,827
Mills Estruturas e Servicos de Engenharia S.A.	68,988	504,117
MRV Engenharia e Participacoes S.A.	2,065,157	6,921,513
Oi S.A.	1,869,316	1,365,968
Rodobens Negocios Imobiliarios S.A.	247,052	1,013,583
Santos Brasil Participacoes S.A.	657,623	4,451,090
Sao Martinho S.A.	199,422	3,199,414
SLC Agricola S.A.	130,072	871,359
Sonae Sierra Brasil S.A.	280,305	2,096,337
Sul America S.A.	946,015	5,877,837
Technos S.A.	156,946	643,904
Tegma Gestao Logistica	279,274	2,029,342
TPI – Triunfo Participacoes e Investimentos S.A.	417,452	1,013,978
UNICASA Industria de Moveis S.A.	599,930	820,446
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	273,082	4,269,693

Total Brazil		123,898,442
Chile – 3.2%
Administradora de Fondos de Pensiones Habitat S.A.	2,500,183	3,680,275
Besalco S.A.	1,139,378	791,444
E.CL S.A.	4,019,274	5,716,012
Empresas Hites S.A.	1,155,196	531,293
Forus S.A.	638,983	2,704,101
Gasco S.A.	293,126	1,938,242
Investments	Shares	Value

Grupo Security S.A.	6,142,819	$1,953,790
Inversiones Aguas Metropolitanas S.A.	6,985,405	10,684,558
Inversiones La Construccion S.A.	545,909	7,323,261
Masisa S.A.	31,282,591	1,253,671
Parque Arauco S.A.	3,530,346	6,752,554
Ripley Corp. S.A.	4,794,156	2,581,623
Sigdo Koppers S.A.	3,684,681	6,137,578
Sociedad Matriz SAAM S.A.	21,347,300	1,768,906
Sonda S.A.	1,525,749	3,550,214
Vina Concha y Toro S.A.	2,467,147	4,841,204

Total Chile		62,208,726
China – 6.4%
Anhui Expressway Co., Ltd. Class H	1,535,666	937,407
AviChina Industry & Technology Co., Ltd. Class H(a)	2,033,271	1,453,253
Baoye Group Co., Ltd. Class H	986,000	615,845
BBMG Corp. Class H	384,169	266,169
Beijing Capital Land Ltd. Class H	21,654,421	7,473,677
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	15,141,403	1,988,929
China Railway Construction Corp., Ltd. Class H(a)	2,331,098	2,119,426
China Railway Group Ltd. Class H(a)	7,415,801	3,934,669
China Southern Airlines Co., Ltd. Class H(a)	5,248,000	1,716,645
China Suntien Green Energy Corp., Ltd. Class H	7,989,039	1,995,948
Chongqing Machinery & Electric Co., Ltd. Class H	6,392,855	996,169
CSR Corp., Ltd. Class H(a)	4,723,139	4,154,362
Dalian Port PDA Co., Ltd. Class H(a)	7,458,507	2,458,922
Datang International Power Generation Co., Ltd. Class H	15,525,049	8,097,313
Dongfang Electric Corp., Ltd. Class H	480,581	865,220
Guangshen Railway Co., Ltd. Class H	4,932,665	1,950,172
Guangzhou Automobile Group Co., Ltd. Class H	8,918,000	8,625,025
Hainan Meilan International Airport Co., Ltd. Class H	909,289	714,307
Harbin Electric Co., Ltd. Class H	3,392,071	2,040,022
Jiangsu Expressway Co., Ltd. Class H(a)	7,471,933	7,880,791
Shanghai Electric Group Co., Ltd. Class H	7,320,000	3,893,266
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	19,383,587	6,914,597
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,205,700	2,947,056
Shenzhen Expressway Co., Ltd. Class H	6,785,697	4,561,608
Sichuan Expressway Co., Ltd. Class H	234,768	88,887
Sinotrans Ltd. Class H	7,921,000	5,753,234
Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,625,888	2,244,597
Travelsky Technology Ltd. Class H(a)	7,994,788	8,607,285
Weichai Power Co., Ltd. Class H(a)	323,769	1,169,556
Weiqiao Textile Co. Class H(a)	2,643,000	1,320,632
Yanzhou Coal Mining Co., Ltd. Class H(a)	14,292,000	11,724,259

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

Zijin Mining Group Co., Ltd. Class H(a)	45,928,000	$11,178,725
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	5,921,200	3,454,307

Total China		124,142,280
Indonesia – 3.6%
AKR Corporindo Tbk PT	12,758,845	5,706,665
Alam Sutera Realty Tbk PT	14,738,377	550,346
Aneka Tambang Persero Tbk PT	35,310,574	3,216,638
Bank Bukopin Tbk PT	31,924,518	1,873,289
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	76,829,412	5,012,670
Bank Pembangunan Daerah Jawa Timur Tbk PT	99,210,900	3,533,651
Bank Tabungan Negara Persero Tbk PT	36,459,616	3,500,841
Berau Coal Energy Tbk PT*	93,730,693	969,230
Bumi Resources Tbk PT*	44,959,900	701,057
Ciputra Development Tbk PT	24,178,045	2,014,010
Harum Energy Tbk PT	19,184,863	3,219,782
Hexindo Adiperkasa Tbk PT	2,831,000	875,902
Holcim Indonesia Tbk PT	17,531,916	3,740,910
Indika Energy Tbk PT	28,596,939	1,736,704
Japfa Comfeed Indonesia Tbk PT	12,708,391	1,282,833
Krakatau Steel Persero Tbk PT*	34,452,499	1,385,451
Matahari Putra Prima Tbk PT	34,492,300	8,916,762
MNC Investama Tbk PT	35,918,998	1,025,836
Pembangunan Perumahan Persero Tbk PT	13,147,770	2,319,877
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	25,316,452	3,947,580
Ramayana Lestari Sentosa Tbk PT	28,897,128	2,193,668
Salim Ivomas Pratama Tbk PT	44,575,000	3,018,004
Sampoerna Agro PT	5,600,500	926,139
Summarecon Agung Tbk PT	33,030,572	3,307,123
Timah Persero Tbk PT	34,919,622	3,510,590
Wijaya Karya Persero Tbk PT	5,611,952	1,199,765

Total Indonesia		69,685,323
Malaysia – 9.8%
Aeon Co. M Bhd	3,626,752	4,156,862
Affin Holdings Bhd	9,284,863	9,623,086
Alliance Financial Group Bhd	7,441,447	11,319,256
Benalec Holdings Bhd	911,200	251,375
Berjaya Corp. Bhd	13,523,932	2,329,225
Berjaya Sports Toto Bhd	7,383,358	8,597,600
BIMB Holdings Bhd	5,033,328	6,643,594
Boustead Holdings Bhd	5,070,019	7,727,509
Carlsberg Brewery Malaysia Bhd	1,620,013	5,916,097
Dayang Enterprise Holdings Bhd	860,100	891,431
Dialog Group Bhd	12,882,176	6,754,258
DRB-Hicom Bhd	7,098,361	4,933,474
Dutch Lady Milk Industries Bhd	30,600	437,476
Eastern & Oriental Bhd	6,740,497	5,897,036
Fraser & Neave Holdings Bhd	335,700	1,737,597
Gas Malaysia Bhd	2,808,460	2,996,376
Genting Plantations Bhd	500,800	1,515,910
Investments	Shares	Value

Guinness Anchor Bhd	373,253	$1,458,651
HAP Seng Consolidated Bhd	14,046,992	17,042,228
Hartalega Holdings Bhd	1,869,572	4,034,924
JCY International Bhd	31,612,591	6,119,188
KPJ Healthcare Bhd	3,521,241	4,164,736
Kulim Malaysia Bhd*	2,978,031	2,950,343
Lafarge Malaysia Bhd	3,484,800	10,941,454
Mah Sing Group Bhd	7,602,156	5,631,227
Malaysia Airports Holdings Bhd	4,522,461	10,325,631
Malaysia Marine and Heavy Engineering Holdings Bhd	4,933,700	4,511,843
Malaysian Bulk Carriers Bhd	953,700	482,592
Malaysian Resources Corp. Bhd	6,049,843	3,024,460
MBM Resources Bhd	327,200	284,262
Media Prima Bhd	6,363,036	4,325,429
Mudajaya Group Bhd	1,981,465	1,201,986
Oriental Holdings Bhd	210,741	488,228
OSK Holdings Bhd	8,029,056	5,262,146
Padini Holdings Bhd	3,286,296	1,923,392
Parkson Holdings Bhd	6,064,142	5,323,801
Star Publications Malaysia Bhd	4,927,600	3,845,345
Sunway Bhd	2,813,200	2,949,980
Supermax Corp. Bhd	1,950,467	1,308,041
Syarikat Takaful Malaysia Bhd	218,500	825,911
Tan Chong Motor Holdings Bhd	190,800	265,800
Top Glove Corp. Bhd	1,707,090	2,575,856
United Plantations Bhd	158,768	1,291,245
UOA Development Bhd	3,339,180	2,147,743
WCT Holdings Bhd	5,335,708	3,513,223

Total Malaysia		189,947,827
Mexico – 1.1%
Alsea S.A.B. de C.V.(a)	1,025,777	3,245,305
Banregio Grupo Financiero S.A.B. de C.V.(a)	698,523	3,887,315
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	1,982,315	4,243,522
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	744,365	3,271,709
Grupo Herdez S.A.B. de C.V.	1,039,364	2,783,710
Qualitas Controladora S.A.B. de C.V.	980,864	2,628,491
TV Azteca S.A.B. de C.V. Series CPO	2,772,881	1,445,257

Total Mexico		21,505,309
Philippines – 2.6%
Atlas Consolidated Mining & Development	1,823,100	649,983
Cebu Air, Inc.	278,440	424,694
First Philippine Holdings Corp.	1,008,986	2,023,480
Lopez Holdings Corp.	17,066,112	2,471,834
Manila Water Co., Inc.	5,079,845	3,339,211
Megaworld Corp.	46,081,046	5,164,897
Nickel Asia Corp.	4,316,383	4,308,929
Philex Mining Corp.	3,516,200	799,181
Philweb Corp.	2,074,200	236,180
Rizal Commercial Banking Corp.	1,352,544	1,632,004
Robinsons Land Corp.	8,873,360	4,814,580
Security Bank Corp.	1,317,124	4,308,480

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

Semirara Mining and Power Co.	5,010,138	$13,731,758
Union Bank of the Philippines	1,885,067	5,158,180
Vista Land & Lifescapes, Inc.	11,283,000	1,551,247

Total Philippines		50,614,638
Poland – 3.6%
Asseco Poland S.A.	473,906	6,680,184
Enea S.A.	1,628,301	7,979,212
Eurocash S.A.(a)	301,671	2,948,362
Getin Holding S.A.	2,853,684	2,537,836
Grupa Azoty S.A.	145,108	2,720,967
Lubelski Wegiel Bogdanka S.A.	128,965	4,291,161
Synthos S.A.(a)	12,661,074	17,617,272
Tauron Polska Energia S.A.	10,067,839	16,353,881
TVN S.A.	1,233,654	5,843,801
Warsaw Stock Exchange	279,377	3,193,580

Total Poland		70,166,256
Russia – 0.3%
LSR Group OJSC GDR Reg S	1,518,144	5,556,407
South Africa – 8.6%
Advtech Ltd.(a)	1,877,109	1,373,991
Aeci Ltd.	270,577	2,861,855
African Oxygen Ltd.(a)	1,340,737	2,175,178
AVI Ltd.	1,636,367	10,123,873
Barloworld Ltd.	431,063	3,529,160
Blue Label Telecoms Ltd.	1,688,708	1,363,133
Capitec Bank Holdings Ltd.	284,889	6,167,668
Cashbuild Ltd.	181,654	2,267,168
City Lodge Hotels Ltd.	82,652	899,803
Clicks Group Ltd.(a)	388,765	2,305,424
Coronation Fund Managers Ltd.	2,037,952	17,433,502
DRDGOLD Ltd.(a)	1,334,137	453,441
Famous Brands Ltd.	38,742	336,765
Grindrod Ltd.(a)	243,359	486,147
Hosken Consolidated Investments Ltd.	261,594	3,591,107
Investec Ltd.	1,086,097	9,121,744
Invicta Holdings Ltd.(a)	41,333	384,127
JSE Ltd.	277,837	2,421,983
Lewis Group Ltd.(a)	880,390	4,402,632
Metair Investments Ltd.	350,864	1,021,700
Mondi Ltd.	546,409	8,950,889
Mpact Ltd.	780,678	2,349,997
Nampak Ltd.	3,048,232	11,096,744
Oceana Group Ltd.	175,499	1,149,464
Omnia Holdings Ltd.	134,810	2,751,505
Pick n Pay Holdings Ltd.(a)	1,446,325	2,867,495
Pick n Pay Stores Ltd.	935,456	4,370,001
Pioneer Foods Ltd.	526,806	5,502,012
PPC Ltd.	2,515,255	6,580,748
PSG Group Ltd.	390,360	3,323,411
Raubex Group Ltd.	324,979	637,690
Resilient Property Income Fund Ltd.	1,093,399	7,058,839
Reunert Ltd.	920,782	4,846,671
Santam Ltd.	343,498	6,400,997
Investments	Shares	Value

SPAR Group Ltd. (The)	826,818	$9,190,079
Sun International Ltd.(a)	452,383	4,792,799
Tongaat Hulett Ltd.	449,178	6,201,604
Trencor Ltd.	673,627	3,981,573
Wilson Bayly Holmes-Ovcon Ltd.	215,067	2,664,769

Total South Africa		167,437,688
South Korea – 11.1%
BS Financial Group, Inc.	643,448	10,304,924
CJ CGV Co., Ltd.(a)	42,448	2,152,066
Daeduck Electronics Co.	115,464	1,005,557
Daeduck GDS Co., Ltd.	49,497	567,556
Daewoong Pharmaceutical Co., Ltd.	59,784	4,243,375
Daishin Securities Co., Ltd.	315,345	3,361,887
Daum Communications Corp.(a)	36,416	5,442,126
DGB Financial Group, Inc.	385,625	6,139,303
Dongkuk Steel Mill Co., Ltd.	24,138	142,735
Dongyang Mechatronics Corp.(a)	186,641	1,565,291
Doosan Corp.	61,086	5,991,377
Eugene Corp.(a)	280,056	922,241
Grand Korea Leisure Co., Ltd.(a)	194,764	7,742,573
Green Cross Corp.	13,942	1,684,534
GS Home Shopping, Inc.	1,962	473,186
Hana Tour Service, Inc.	31,088	2,029,816
Handsome Co., Ltd.	100,803	3,114,123
Hankook Tire Worldwide Co., Ltd.	75,094	1,494,408
Hanmi Semiconductor Co., Ltd.(a)	150,141	2,354,734
Hansol Paper Co.(a)	138,951	1,441,851
Hanwha Chemical Corp.	223,221	2,898,013
Hanwha Corp.	161,424	4,505,034
Hite Jinro Co., Ltd.(a)	334,023	7,327,773
Hitejinro Holdings Co., Ltd.(a)	53,970	677,662
Hotel Shilla Co., Ltd.	50,564	5,726,035
Huchems Fine Chemical Corp.	159,238	3,561,257
Huvis Corp.	81,294	939,860
Hyosung Corp.(a)	57,631	4,128,788
Hyundai Development Co-Engineering & Construction	143,507	5,806,917
iMarketKorea, Inc.(a)	49,478	1,491,021
ISU Chemical Co., Ltd.(a)	92,108	929,590
KEPCO Plant Service & Engineering Co., Ltd.(a)	145,046	11,490,970
Kolon Corp.	15,608	342,407
Kolon Industries, Inc.	65,717	3,630,705
Korea Aerospace Industries Ltd.(a)	77,905	3,008,414
Korea Investment Holdings Co., Ltd.	127,752	6,706,904
Korean Reinsurance Co.	323,964	3,469,124
KT Skylife Co., Ltd.	18,966	407,088
LEENO Industrial, Inc.(a)	18,516	713,267
LF Corp.	78,537	2,604,876
LG International Corp.(a)	62,367	1,518,912
LIG Insurance Co., Ltd.	205,910	5,444,102
LS Corp.	47,106	2,981,929
LS Industrial Systems Co., Ltd.	31,423	1,747,956
Macquarie Korea Infrastructure Fund	1,129,934	7,752,402

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

Mando Corp.(a)†	24,316	$3,156,875
Meritz Fire & Marine Insurance Co., Ltd.	530,746	6,588,744
Meritz Securities Co., Ltd.	1,389,859	5,209,090
Mirae Asset Securities Co., Ltd.	70,810	2,986,065
Moorim P&P Co., Ltd.(a)	495,505	2,256,244
Nexen Tire Corp.	26,193	342,538
NongShim Co., Ltd.	2,195	565,781
OCI Materials Co., Ltd.	49,171	2,385,743
Partron Co., Ltd.(a)	100,200	914,405
Poongsan Corp.	70,188	1,968,789
S&T Dynamics Co., Ltd.	131,989	1,294,562
S&T Motiv Co., Ltd.	16,079	554,632
S-1 Corp.	89,223	6,890,950
Samsung Fine Chemicals Co., Ltd.(a)	49,654	1,797,472
SFA Engineering Corp.	44,391	1,825,699
Shinsegae Co., Ltd.	7,405	1,540,296
Silicon Works Co., Ltd.(a)	41,195	897,877
SK Chemicals Co., Ltd.	42,015	2,400,857
SKC Co., Ltd.(a)	71,104	2,125,877
Soulbrain Co., Ltd.	9,867	241,240
Sungwoo Hitech Co., Ltd.(a)	179,134	2,902,811
Tongyang Life Insurance	434,849	4,718,333
Woori Investment & Securities Co., Ltd.	550,123	6,151,577
Youngone Corp.	57,137	3,308,288

Total South Korea		215,009,414
Taiwan – 25.9%
Ability Enterprise Co., Ltd.	3,571,650	2,025,377
AcBel Polytech, Inc.	2,513,303	2,986,765
Accton Technology Corp.	5,177,633	3,021,187
Advancetek Enterprise Co., Ltd.	1,550,630	1,473,174
Advantech Co., Ltd.(a)	2,245,608	15,871,586
ALI Corp.	1,504,980	1,333,329
Alpha Networks, Inc.	3,354,788	1,874,830
Ambassador Hotel (The)	760,000	690,807
AmTRAN Technology Co., Ltd.	6,611,950	4,021,140
Apex Biotechnology Corp.(a)	724,791	1,305,694
AV Tech Corp.	789,036	1,639,313
BES Engineering Corp.(a)	4,369,026	1,101,610
Capital Securities Corp.	14,305,723	4,702,813
Career Technology MFG. Co., Ltd.	1,395,000	1,903,138
Cheng Loong Corp.	3,000,000	1,262,348
Cheng Uei Precision Industry Co., Ltd.(a)	1,967,820	3,525,574
Chicony Electronics Co., Ltd.(a)	3,373,410	10,091,563
Chimei Materials Technology Corp.	1,736,400	2,049,237
Chin-Poon Industrial Co., Ltd.(a)	1,638,650	2,725,741
China Steel Chemical Corp.(a)	1,368,726	8,031,611
China Synthetic Rubber Corp.	3,551,257	3,782,466
Chroma ATE, Inc.(a)	1,320,132	3,667,094
Chung Hsin Electric & Machinery Manufacturing Corp.	4,119,882	2,769,657
Cleanaway Co., Ltd.	465,161	2,331,960
Clevo Co.	448,000	790,861
Compeq Manufacturing Co., Ltd.	7,043,000	4,155,948
Coxon Precise Industrial Co., Ltd.	323,000	562,764
Investments	Shares	Value

CSBC Corp. Taiwan(a)	4,874,830	$2,804,435
CTCI Corp.	2,064,190	3,515,016
Cyberlink Corp.	795,011	2,284,191
CyberTAN Technology, Inc.(a)	1,674,000	1,461,060
D-Link Corp.	5,839,664	3,484,275
Darfon Electronics Corp.(a)	916,908	584,757
Depo Auto Parts Ind Co., Ltd.	804,646	3,147,747
E-LIFE MALL Corp.	328,440	675,894
Eclat Textile Co., Ltd.	316,286	2,874,902
Elan Microelectronics Corp.(a)	1,575,156	2,682,262
Elite Material Co., Ltd.	1,895,163	2,112,001
Epistar Corp.	1,252,245	2,342,338
Eternal Materials Co., Ltd.(a)	5,562,767	5,769,500
Evergreen International Storage & Transport Corp.	4,961,361	2,984,694
Everlight Chemical Industrial Corp.(a)	1,582,229	1,516,198
Everlight Electronics Co., Ltd.(a)	1,753,165	3,757,667
Far Eastern Department Stores Ltd.	4,717,841	4,551,969
Far Eastern International Bank	12,956,601	4,365,790
Farglory Land Development Co., Ltd.	6,639,640	7,824,951
Feng Hsin Iron & Steel Co.	2,820,950	3,774,311
Feng TAY Enterprise Co., Ltd.	1,100,960	3,065,511
FLEXium Interconnect, Inc.	215,138	543,158
Flytech Technology Co., Ltd.	31,419	124,976
Formosa International Hotels Corp.(a)	145,733	1,547,421
Formosan Rubber Group, Inc.	6,051,122	6,435,142
Getac Technology Corp.	2,060,292	1,043,032
Giant Manufacturing Co., Ltd.(a)	879,464	6,851,952
Global Mixed Mode Technology, Inc.	329,685	897,382
Global Unichip Corp.(a)	372,528	1,119,317
Grand Pacific Petrochemical	3,445,135	1,557,245
Grape King Bio Ltd.	823,988	3,480,743
Great China Metal Industry	1,230,694	1,290,591
Great Wall Enterprise Co., Ltd.(a)	3,355,446	3,270,566
Hey Song Corp.	1,164,221	1,310,823
Highwealth Construction Corp.	2,248,395	3,592,169
Hiwin Technologies Corp.(a)	467,393	4,179,257
Holiday Entertainment Co., Ltd.	728,196	890,511
Holtek Semiconductor, Inc.(a)	2,008,773	3,546,117
Holy Stone Enterprise Co., Ltd.	676,309	947,115
Huaku Development Co., Ltd.(a)	2,488,296	4,744,364
Huang Hsiang Construction Corp.	1,159,448	1,486,496
Hung Poo Real Estate Development Corp.	1,914,122	1,551,081
IEI Integration Corp.(a)	1,794,623	3,551,548
Inventec Corp.	10,085,992	6,564,955
ITEQ Corp.	1,723,657	1,453,403
Jentech Precision Industrial Co., Ltd.(a)	514,283	1,261,214
Johnson Health Tech Co., Ltd.	186,000	462,868
KEE TAI Properties Co., Ltd.	4,081,999	2,489,228
Kenda Rubber Industrial Co., Ltd.(a)	1,581,517	3,145,409
Kerry TJ Logistics Co., Ltd.	328,860	430,271
King Slide Works Co., Ltd.	308,004	3,478,012
King Yuan Electronics Co., Ltd.	8,331,960	7,094,060
Kingdom Construction Corp.	2,212,187	1,974,420

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

Kinik Co.	475,495	$1,112,945
Kinsus Interconnect Technology Corp.(a)	1,225,368	4,551,902
LCY Chemical Corp.(a)	4,639,612	2,531,848
Lealea Enterprise Co., Ltd.	4,533,763	1,400,989
Lingsen Precision Industries Ltd.(a)	2,611,412	1,360,669
Lotes Co., Ltd.	383,233	1,618,877
Lumax International Corp., Ltd.(a)	445,773	1,044,843
Makalot Industrial Co., Ltd.(a)	1,266,167	6,430,836
Mercuries & Associates Ltd.	753,362	464,358
Merida Industry Co., Ltd.	1,176,043	8,196,095
Merry Electronics Co., Ltd.(a)	972,146	4,522,055
Micro-Star International Co., Ltd.	3,757,877	4,638,744
Mitac Holdings Corp.(a)	2,102,596	1,734,912
Namchow Chemical Industrial Co., Ltd.	778,086	1,496,344
Nan Kang Rubber Tire Co., Ltd.	952,954	1,051,023
Nuvoton Technology Corp.(a)	100,632	103,710
OptoTech Corp.	2,903,518	1,364,924
Oriental Union Chemical Corp.	5,706,767	4,840,138
Phihong Technology Co., Ltd.(a)	4,557,064	2,711,513
Powertech Technology, Inc.	3,301,240	5,968,810
Prince Housing & Development Corp.(a)	7,047,460	2,803,276
Radiant Opto-Electronics Corp.(a)	2,387,252	9,456,561
Radium Life Tech Co., Ltd.(a)	4,271,332	2,492,353
Realtek Semiconductor Corp.(a)	1,358,770	4,824,115
Rechi Precision Co., Ltd.	439,612	448,724
Richtek Technology Corp.	494,910	2,521,772
Ruentex Development Co., Ltd.(a)	2,809,537	4,539,481
Ruentex Industries Ltd.(a)	712,162	1,584,949
Sampo Corp.	1,661,000	687,999
Senao International Co., Ltd.	751,599	1,482,468
Sercomm Corp.(a)	923,488	1,982,405
Shih Wei Navigation Co., Ltd.	1,104,309	744,205
Shin Zu Shing Co., Ltd.	482,580	1,196,158
Shinkong Synthetic Fibers Corp.	6,967,761	2,496,708
Sigurd Microelectronics Corp.	4,024,830	4,042,097
Silitech Technology Corp.(a)	1,217,739	970,765
Sincere Navigation Corp.	4,938,546	4,342,810
Sonix Technology Co., Ltd.	461,205	725,477
Standard Foods Corp.(a)	1,109,794	2,499,084
Syncmold Enterprise Corp.	477,220	1,022,855
Synnex Technology International Corp.(a)	12,890,000	17,797,137
TA Chen Stainless Pipe*	2,093,100	1,283,266
Taiflex Scientific Co., Ltd.(a)	794,974	1,270,098
Tainan Spinning Co., Ltd.(a)	6,086,108	3,611,310
Taiwan Cogeneration Corp.(a)	5,094,970	3,701,535
Taiwan Glass Industry Corp.(a)	3,825,698	3,169,269
Taiwan Hon Chuan Enterprise Co., Ltd.	1,203,606	2,215,748
Taiwan PCB Techvest Co., Ltd.	447,302	697,726
Taiwan Secom Co., Ltd.	1,397,674	3,859,518
Taiwan Surface Mounting Technology Co., Ltd.	474,506	693,364
Teco Electric and Machinery Co., Ltd.	7,342,683	7,543,150
Test Research, Inc.	1,142,115	2,027,456
Test-Rite International Co., Ltd.	2,118,888	1,372,215
Investments	Shares	Value

Ton Yi Industrial Corp.(a)	8,342,538	$5,635,831
Tong Hsing Electronic Industries Ltd.	415,918	1,825,311
Tong Yang Industry Co., Ltd.	1,553,685	1,654,840
Topco Scientific Co., Ltd.(a)	767,320	1,410,056
Transcend Information, Inc.	1,148,479	3,813,224
Tripod Technology Corp.(a)	2,337,928	4,826,571
Tsann Kuen Enterprise Co., Ltd.	1,079,546	1,282,914
TSRC Corp.	5,221,011	6,264,630
Tung Ho Steel Enterprise Corp.(a)	6,846,153	5,547,681
TXC Corp.	2,448,549	3,292,153
U-Ming Marine Transport Corp.(a)	4,906,420	7,467,817
Unimicron Technology Corp.	4,762,141	3,553,661
Unitech Printed Circuit Board Corp.*	4,605,000	2,028,534
United Integrated Services Co., Ltd.(a)	3,208,461	3,185,310
USI Corp.	5,496,678	2,710,438
Visual Photonics Epitaxy Co., Ltd.	341,000	349,189
Wah Lee Industrial Corp.(a)	1,337,325	2,373,989
Wei Chuan Foods Corp.	1,357,396	1,608,643
Wistron Corp.(a)	15,992,257	16,323,726
Wistron NeWeb Corp.(a)	2,171,752	5,097,490
Wowprime Corp.	175,833	2,072,228
WPG Holdings Ltd.	9,836,759	12,029,370
WT Microelectronics Co., Ltd.(a)	2,744,866	4,416,943
YC Co., Ltd.(a)	1,830,995	1,020,246
YFY, Inc.	2,856,000	1,239,310
Young Optics, Inc.	88,759	174,195
YungShin Global Holding Corp.	475,000	933,776
Yungtay Engineering Co., Ltd.(a)	1,275,790	2,944,179
Zinwell Corp.(a)	2,966,186	2,749,764

Total Taiwan		502,675,510
Thailand – 10.4%
Aeon Thana Sinsap Thailand PCL NVDR	141,371	488,313
Amata Corp. PCL	2,455,575	1,226,841
AP Thailand PCL	7,571,660	1,681,294
Bangchak Petroleum PCL (The)	7,387,539	8,145,089
Bangkok Chain Hospital PCL NVDR	1,580,465	497,170
Bangkok Expressway PCL	5,637,405	6,606,674
Bangkok Land PCL NVDR(a)	95,858,114	6,444,740
Bangkok Life Assurance PCL NVDR(a)	1,261,806	3,502,314
Bumrungrad Hospital PCL	1,870,065	7,612,909
Cal-Comp Electronics Thailand PCL NVDR(a)	18,000,858	1,676,564
CH Karnchang PCL NVDR	5,030,825	4,383,063
Delta Electronics Thailand PCL	6,907,051	13,207,006
Dynasty Ceramic PCL	1,628,421	2,912,827
Eastern Water Resources Development and Management PCL NVDR(a)	3,035,648	1,020,465
Electricity Generating PCL	2,150,291	10,942,113
Hana Microelectronics PCL	2,821,347	3,676,235
Hemaraj Land and Development PCL	4,221,500	575,452
Hemaraj Land and Development PCL NVDR(a)	41,227,723	5,619,939
Jasmine International PCL	10,765,496	2,224,482
Khon Kaen Sugar Industry PCL NVDR(a)	8,988,757	3,659,263
Kiatnakin Bank PCL	4,109,923	5,355,258
Kiatnakin Bank PCL NVDR	1,581,806	2,061,104

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2014

Investments	Shares	Value

LPN Development PCL(a)	3,228,902	$2,160,900
LPN Development PCL NVDR(a)	2,865,518	1,917,710
Major Cineplex Group PCL	4,703,169	3,510,152
MBK PCL NVDR	4,327,020	2,175,187
MCOT PCL	3,937,974	2,781,175
Precious Shipping PCL NVDR(a)	1,632,710	1,208,482
Pruksa Real Estate PCL	6,640,941	7,014,718
Quality Houses PCL NVDR	49,873,352	6,490,842
Ratchaburi Electricity Generating Holding PCL	3,921,390	7,165,531
Ratchaburi Electricity Generating Holding PCL NVDR(a)	759,300	1,387,464
Robinson Department Store PCL	1,002,833	1,631,440
Samart Corp. PCL	4,849,600	4,636,472
Samart Telcoms PCL NVDR	4,615,524	3,273,926
Sansiri PCL	71,904,918	4,967,371
SNC Former PCL NVDR	1,349,554	703,391
Somboon Advance Technology PCL NVDR	912,296	534,576
Sri Trang Agro-Industry PCL NVDR	6,490,160	2,782,212
Sriracha Construction PCL NVDR	775,844	867,366
Srithai Superware PCL Class C NVDR	6,977,460	606,829
Supalai PCL	8,716,827	6,989,591
Thai Stanley Electric PCL NVDR	53,370	367,047
Thai Union Frozen Products PCL NVDR	4,311,905	9,840,585
Thai Vegetable Oil PCL	8,326,748	5,880,726
Thanachart Capital PCL	5,785,366	6,646,257
Thitikorn PCL NVDR	698,429	221,860
TICON Industrial Connection PCL NVDR(a)	6,882,915	3,863,348
Tisco Financial Group PCL	2,082,575	2,922,349
Tisco Financial Group PCL NVDR(a)	3,228,757	4,530,715
TPI Polene PCL	778,498	458,576
TPI Polene PCL NVDR(a)	3,784,561	2,229,302
TTW PCL	23,058,824	8,533,721

Total Thailand		201,818,936
Turkey – 5.0%
Akcansa Cimento AS	457,072	2,875,738
Aksa Akrilik Kimya Sanayii	1,411,296	4,238,591
Aksigorta AS	423,547	501,393
Anadolu Cam Sanayii AS	172,684	123,411
Anadolu Hayat Emeklilik AS	737,394	1,487,203
Aselsan Elektronik Sanayi ve Ticaret AS(a)	795,458	3,208,617
Aslan Cimento AS	37,842	442,994
Borusan Mannesmann Boru Sanayi ve Ticaret AS	520,540	1,467,499
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,034,614	3,538,227
Celebi Hava Servisi AS	31,837	332,217
Cimsa Cimento Sanayi ve Ticaret AS	1,265,253	8,182,428
Dogus Otomotiv Servis ve Ticaret AS	2,119,392	8,223,702
Konya Cimento Sanayii AS(a)	21,244	2,202,826
Netas Telekomunikasyon AS	1,289,131	3,430,825
Otokar Otomotiv ve Savunma Sanayi AS	94,708	2,283,821
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,676,643	2,452,729
Soda Sanayii AS	1,501,703	2,488,792
TAV Havalimanlari Holding AS	1,148,170	9,212,343
Investments	Shares	Value

Tekfen Holding AS	1,603,025	$3,556,343
Torunlar Gayrimenkul Yatirim Ortakligi AS(a)	2,332,330	3,139,360
Trakya Cam Sanayii AS	2,329,189	2,604,101
Turk Traktor ve Ziraat Makineleri AS	432,709	13,375,125
Turkiye Sinai Kalkinma Bankasi AS	2,260,468	1,902,884
Turkiye Sise ve Cam Fabrikalari AS	2,902,511	3,677,770
Ulker Biskuvi Sanayi AS	1,722,309	11,402,519

Total Turkey		96,351,458
TOTAL COMMON STOCKS (Cost: $1,757,836,849)		1,901,018,214
EXCHANGE-TRADED FUNDS & NOTES – 1.4%
United States – 1.4%
iPath MSCI India Index ETN*(a)	365,064	25,627,493
WisdomTree Emerging Markets Equity Income Fund(a)(b)	1,293	61,779
TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $20,842,951)		25,689,272
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $80,257,433)(d)	80,257,433	80,257,433
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $1,858,937,233)		2,006,964,919
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.5)%		(67,504,824)

NET ASSETS – 100.0%		$1,939,460,095
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,156,875, which represents 0.2% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $126,254,212 and the total market value of the collateral held by the Fund was $135,759,433. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,502,000.

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 8.2%
Adelaide Brighton Ltd.	7,662	$21,522
AGL Energy Ltd.	5,990	70,971
ALS Ltd.(a)	4,320	19,922
Amcor Ltd.	11,775	116,741
AMP Ltd.	19,274	92,087
Australia & New Zealand Banking Group Ltd.	36,034	974,955
BHP Billiton Ltd.	29,659	879,032
Brambles Ltd.	14,535	121,083
Coca-Cola Amatil Ltd.	9,650	74,140
Commonwealth Bank of Australia	19,999	1,317,584
Crown Resorts Ltd.(a)	10,237	123,619
Iluka Resources Ltd.	4,968	34,169
Leighton Holdings Ltd.	3,814	64,413
Macquarie Group Ltd.	3,782	190,591
National Australia Bank Ltd.	33,631	957,613
New Hope Corp., Ltd.	11,714	26,753
Origin Energy Ltd.	10,833	141,907
QBE Insurance Group Ltd.	4,457	45,475
Rio Tinto Ltd.	3,833	199,835
Santos Ltd.	6,783	81,138
Seven West Media Ltd.(a)	17,649	24,864
Sonic Healthcare Ltd.	5,718	87,762
Suncorp Group Ltd.	14,088	173,081
Sydney Airport	16,207	60,557
Tatts Group Ltd.	36,620	100,940
Telstra Corp., Ltd.	223,112	1,034,741
Wesfarmers Ltd.	15,506	572,049
Westpac Banking Corp.(a)	42,614	1,198,480
Woodside Petroleum Ltd.	6,680	237,321
Woolworths Ltd.	14,038	420,602
WorleyParsons Ltd.	3,629	48,713

Total Australia		9,512,660
Austria – 0.4%
EVN AG	4,257	54,449
Lenzing AG(a)	471	29,154
Oesterreichische Post AG	1,521	72,956
OMV AG	3,101	104,377
Raiffeisen Bank International AG	2,059	44,790
Verbund AG(a)	3,674	74,004
Voestalpine AG	1,207	47,724

Total Austria		427,454
Belgium – 0.2%
Belgacom S.A.(a)	5,585	194,442
Elia System Operator S.A./N.V.	1,461	70,198

Total Belgium		264,640
Brazil – 1.9%
Banco do Brasil S.A.	33,152	342,401
Banco Santander Brasil S.A.	25,364	163,909
BM&FBovespa S.A.	10,864	49,628
Centrais Eletricas Brasileiras S.A.	19,902	53,297
Investments	Shares	Value

Cia Energetica de Minas Gerais	11,021	$67,936
Cia Hering	3,134	31,729
Cia Siderurgica Nacional S.A.	25,288	89,813
CPFL Energia S.A.	10,746	83,832
EDP – Energias do Brasil S.A.	7,212	29,442
Itau Unibanco Holding S.A.	14,806	189,971
Multiplus S.A.	2,884	34,755
Natura Cosmeticos S.A.	3,750	56,611
Porto Seguro S.A.	3,462	40,152
Souza Cruz S.A.	11,058	88,930
Telefonica Brasil S.A.	5,866	101,247
Tim Participacoes S.A.	18,430	96,980
Tractebel Energia S.A.	9,808	137,775
Transmissora Alianca de Energia Eletrica S.A.	6,538	52,232
Vale S.A.	41,774	457,884

Total Brazil		2,168,524
Canada – 5.1%
ARC Resources Ltd.(a)	1,747	46,194
Bank of Montreal	4,968	366,437
Bank of Nova Scotia (The)	8,102	502,193
Barrick Gold Corp.	9,230	136,028
Baytex Energy Corp.(a)	2,659	100,764
BCE, Inc.(a)	6,585	282,185
Canadian Imperial Bank of Commerce(a)	2,809	252,836
CI Financial Corp.(a)	3,920	118,454
Crescent Point Energy Corp.(a)	5,362	193,935
Emera, Inc.	1,769	55,450
Encana Corp.(a)	5,216	110,990
Enerplus Corp.(a)	3,269	62,189
First Capital Realty, Inc.(a)	3,820	59,852
Fortis, Inc.(a)	2,980	92,316
Great-West Lifeco, Inc.	6,988	201,408
Husky Energy, Inc.	6,387	175,685
IGM Financial, Inc.(a)	3,539	152,954
Manitoba Telecom Services, Inc.(a)	1,278	33,312
Manulife Financial Corp.(a)	13,233	255,057
National Bank of Canada(a)	2,124	96,987
Pembina Pipeline Corp.(a)	3,590	151,560
Pengrowth Energy Corp.(a)	19,683	103,386
Penn West Petroleum Ltd.(a)	6,813	46,271
Power Corp. of Canada(a)	2,031	56,484
Power Financial Corp.(a)	6,249	191,571
Rogers Communications, Inc. Class B(a)	4,706	176,525
Royal Bank of Canada(a)	10,076	721,743
Shaw Communications, Inc. Class B(a)	4,221	103,679
Sun Life Financial, Inc.	5,353	194,472
Teck Resources Ltd. Class B	5,288	100,361
Toronto-Dominion Bank (The)	8,846	437,491
TransCanada Corp.(a)	5,454	281,497

Total Canada		5,860,266
Chile – 0.3%
Banco de Chile	1,048,800	129,483
Banco Santander Chile	2,151,715	120,198

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

Corpbanca S.A.	5,565,896	$71,184
ENTEL Chile S.A.	5,062	57,494

Total Chile		378,359
China – 5.6%
Agricultural Bank of China Ltd. Class H	297,000	131,573
Bank of China Ltd. Class H	615,366	275,782
BOC Hong Kong Holdings Ltd.	108,673	346,378
China BlueChemical Ltd. Class H	72,000	31,248
China CITIC Bank Corp., Ltd. Class H	78,000	47,312
China Coal Energy Co., Ltd. Class H(a)	134,000	78,346
China Communications Construction Co., Ltd. Class H	101,000	72,839
China Construction Bank Corp. Class H	2,248,405	1,575,166
China Merchants Bank Co., Ltd. Class H	48,960	83,732
China Mobile Ltd.	165,532	1,913,240
China Petroleum & Chemical Corp. Class H	278,000	243,448
China Shenhua Energy Co., Ltd. Class H	44,500	124,071
CITIC Ltd.(a)	54,000	90,126
CNOOC Ltd.	267,000	458,003
Far East Horizon Ltd.	61,000	54,597
Industrial & Commercial Bank of China Ltd. Class H	860,215	536,174
Jiangxi Copper Co., Ltd. Class H(a)	38,000	62,541
PetroChina Co., Ltd. Class H	168,000	215,271
Shanghai Industrial Holdings Ltd.	21,000	62,201
Shougang Fushan Resources Group Ltd.(a)	68,000	15,237
Yanzhou Coal Mining Co., Ltd. Class H(a)	66,000	54,142
Zhaojin Mining Industry Co., Ltd. Class H(a)	49,500	27,411
Zhejiang Expressway Co., Ltd. Class H	46,000	46,740

Total China		6,545,578
Czech Republic – 0.3%
CEZ AS	5,854	177,975
Komercni Banka AS	776	184,567

Total Czech Republic		362,542
Denmark – 0.1%
TDC A/S	19,310	146,676
Finland – 0.8%
Elisa Oyj	5,233	138,955
Fortum Oyj	8,822	215,198
Kesko Oyj Class B	1,696	60,739
Metso Oyj	1,162	41,395
Nokian Renkaat Oyj(a)	970	29,261
Sampo Oyj Class A	6,022	292,120
Stora Enso Oyj Class R	7,684	64,113
UPM-Kymmene Oyj	5,139	73,423
YIT Oyj(a)	2,971	22,932

Total Finland		938,136
France – 7.4%
AXA S.A.	18,882	465,366
BNP Paribas S.A.	6,280	416,652
Bouygues S.A.	3,310	107,314
Carrefour S.A.	6,374	196,951
Investments	Shares	Value

Casino Guichard Perrachon S.A.	1,204	$129,692
Cie de Saint-Gobain	5,524	252,855
Cie Generale des Etablissements Michelin	1,925	181,603
CNP Assurances	8,313	156,576
Eiffage S.A.	560	31,240
Electricite de France S.A.	20,853	684,116
Euler Hermes Group	887	94,682
Eutelsat Communications S.A.	1,863	60,166
GDF Suez	36,986	927,910
Imerys S.A.	588	43,364
Klepierre	3,911	171,290
Neopost S.A.	565	41,532
Orange S.A.	47,241	710,457
Rexel S.A.	2,104	39,270
Sanofi	8,438	954,647
Schneider Electric SE	4,338	333,183
Societe Television Francaise 1(a)	2,253	30,396
Suez Environnement Co.	5,184	87,720
Total S.A.	24,895	1,618,031
Unibail-Rodamco SE	609	156,710
Veolia Environnement S.A.	3,952	69,793
Vinci S.A.	5,834	339,048
Vivendi S.A.	13,644	329,548

Total France		8,630,112
Germany – 4.9%
Allianz SE Registered Shares	2,995	485,604
BASF SE	6,774	621,513
Bayerische Motoren Werke AG	4,439	476,755
Bilfinger SE(a)	891	56,514
Daimler AG Registered Shares	8,822	676,799
Deutsche Boerse AG	1,823	122,814
Deutsche Post AG Registered Shares	10,161	325,903
Deutsche Telekom AG Registered Shares	56,689	859,349
E.ON SE	25,363	464,417
K+S AG Registered Shares	2,351	66,689
Muenchener Rueckversicherungs AG Registered Shares	1,850	365,859
RWE AG	5,862	228,487
Siemens AG Registered Shares	6,788	809,217
Telefonica Deutschland Holding AG	31,504	164,761

Total Germany		5,724,681
Hong Kong – 0.9%
CLP Holdings Ltd.	22,000	176,649
Hang Seng Bank Ltd.	14,500	232,856
HKT Trust and HKT Ltd.	54,280	65,568
Hopewell Holdings Ltd.	23,000	80,566
Power Assets Holdings Ltd.	19,000	167,976
Sino Land Co., Ltd.	56,000	86,541
Sun Hung Kai Properties Ltd.	18,000	255,219

Total Hong Kong		1,065,375
Indonesia – 0.4%
Indo Tambangraya Megah Tbk PT	18,200	38,797
Perusahaan Gas Negara Persero Tbk PT	195,200	96,118

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

Semen Indonesia Persero Tbk PT	25,500	$32,281
Tambang Batubara Bukit Asam Persero Tbk PT	48,500	52,540
Telekomunikasi Indonesia Persero Tbk PT	771,635	184,597
United Tractors Tbk PT	46,700	76,268

Total Indonesia		480,601
Ireland – 0.2%
CRH PLC	5,341	122,189
Dragon Oil PLC	4,956	49,459

Total Ireland		171,648
Israel – 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	61,181	105,624
Israel Chemicals Ltd.	16,924	121,723

Total Israel		227,347
Italy – 2.2%
Atlantia SpA	7,545	186,335
Enel SpA	94,180	499,924
Eni SpA	41,788	996,123
Hera SpA	29,471	78,033
Intesa Sanpaolo SpA	75,519	229,531
Mediolanum SpA	9,292	65,968
Pirelli & C. SpA	4,274	59,174
Snam SpA	49,682	274,892
Societa Iniziative Autostradali e Servizi SpA	7,946	85,422
Terna Rete Elettrica Nazionale SpA	23,537	118,397

Total Italy		2,593,799
Japan – 2.6%
Aozora Bank Ltd.(a)	11,000	37,203
Asahi Glass Co., Ltd.(a)	9,000	48,784
Canon, Inc.	7,900	257,140
Chugoku Electric Power Co., Inc. (The)(a)	2,800	35,889
Dai Nippon Printing Co., Ltd.(a)	5,000	50,116
Daito Trust Construction Co., Ltd.(a)	500	59,050
Eisai Co., Ltd.(a)	1,900	76,818
Hokuriku Electric Power Co.(a)	1,400	18,391
Hoya Corp.	3,200	107,469
ITOCHU Corp.(a)	8,800	107,498
Japan Airlines Co., Ltd.	1,800	49,227
JX Holdings, Inc.(a)	27,100	124,883
Marubeni Corp.(a)	12,000	82,133
Mitsubishi Corp.(a)	9,800	200,655
Mitsui & Co., Ltd.(a)	6,500	102,482
Mizuho Financial Group, Inc.(a)	131,700	235,198
Nippon Telegraph & Telephone Corp.	8,500	528,543
NTT DOCOMO, Inc.(a)	28,400	473,916
Shiseido Co., Ltd.(a)	3,000	49,487
Sumitomo Corp.(a)	9,100	100,420
Takeda Pharmaceutical Co., Ltd.(a)	4,100	178,210
TonenGeneral Sekiyu K.K.	5,000	43,712

Total Japan		2,967,224
Malaysia – 1.0%
Axiata Group Bhd	35,400	75,537
British American Tobacco Malaysia Bhd	6,000	128,944
Investments	Shares	Value

DiGi.Com Bhd	93,600	$166,914
Kuala Lumpur Kepong Bhd	6,100	39,198
Malayan Banking Bhd	100,500	305,130
Maxis Bhd	109,000	215,309
Petronas Chemicals Group Bhd	37,000	70,379
Sime Darby Bhd	20,000	55,784
Telekom Malaysia Bhd	28,400	57,138

Total Malaysia		1,114,333
Mexico – 0.0%
Alpek S.A. de C.V.	23,172	42,634
Netherlands – 1.1%
Aegon N.V.	10,733	88,564
Akzo Nobel N.V.	401	27,481
Delta Lloyd N.V.	5,454	131,560
Fugro N.V. CVA(a)	1,084	32,817
Koninklijke Ahold N.V.	2,976	48,196
Koninklijke DSM N.V.	406	25,057
Koninklijke Philips N.V.	8,550	272,882
Randstad Holding N.V.	2,224	103,557
Reed Elsevier N.V.	9,868	224,009
Unilever N.V. CVA	6,691	266,504
Ziggo N.V.	1,613	75,575

Total Netherlands		1,296,202
New Zealand – 0.2%
Auckland International Airport Ltd.	17,441	52,338
Fletcher Building Ltd.	8,839	60,490
Spark New Zealand Ltd.	43,554	100,826
Vector Ltd.	9,452	19,745

Total New Zealand		233,399
Norway – 1.3%
Akastor ASA	3,838	15,447
Aker Solutions ASA*(b)	3,838	38,244
Gjensidige Forsikring ASA	8,891	188,126
Statoil ASA	26,904	733,888
Telenor ASA	16,399	360,011
Yara International ASA	3,396	170,573

Total Norway		1,506,289
Philippines – 0.2%
Aboitiz Power Corp.	66,200	60,111
Philippine Long Distance Telephone Co.	2,335	161,191

Total Philippines		221,302
Poland – 0.9%
Bank Pekao S.A.	1,078	63,325
KGHM Polska Miedz S.A.	6,800	260,202
Orange Polska S.A.	35,720	125,877
PGE S.A.	34,356	217,927
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,214	98,541
Powszechny Zaklad Ubezpieczen S.A.	1,043	151,912
Synthos S.A.	40,143	55,857
Tauron Polska Energia S.A.	26,604	43,215

Total Poland		1,016,856

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

Portugal – 0.3%
EDP-Energias de Portugal S.A.	53,710	$234,419
Portucel S.A.	12,940	51,557
Portugal Telecom, SGPS, S.A. Registered Shares(a)	9,606	20,216

Total Portugal		306,192
Russia – 2.8%
Gazprom Neft OAO ADR	14,753	282,077
Gazprom OAO ADR	113,079	795,665
Lukoil OAO ADR	8,066	411,366
MegaFon OAO GDR Reg S	6,448	163,650
MMC Norilsk Nickel OJSC ADR	28,562	532,681
Mobile Telesystems OJSC ADR	10,059	150,282
Phosagro OAO GDR Reg S	4,419	49,449
Rosneft OAO GDR Reg S	115,438	672,657
Tatneft OAO ADR	3,686	130,153
Uralkali OJSC GDR Reg S	4,797	85,147

Total Russia		3,273,127
Singapore – 1.3%
DBS Group Holdings Ltd.	14,000	202,211
Hutchison Port Holdings Trust	131,827	92,279
Jardine Cycle & Carriage Ltd.	2,000	67,294
Keppel Corp., Ltd.	15,800	130,087
Keppel Land Ltd.	24,000	65,867
Oversea-Chinese Banking Corp., Ltd.(a)	4,587	35,033
SIA Engineering Co., Ltd.(a)	20,000	72,297
Singapore Press Holdings Ltd.(a)	39,000	128,440
Singapore Technologies Engineering Ltd.	43,000	123,069
Singapore Telecommunications Ltd.	155,000	461,852
StarHub Ltd.	30,000	96,918
United Overseas Bank Ltd.	3,000	52,694

Total Singapore		1,528,041
South Africa – 1.4%
Exxaro Resources Ltd.(a)	5,262	59,763
FirstRand Ltd.(a)	33,461	127,408
Foschini Group Ltd. (The)	4,883	50,653
Imperial Holdings Ltd.	1,787	27,513
Kumba Iron Ore Ltd.	2,939	69,332
MTN Group Ltd.	15,527	327,519
Nedbank Group Ltd.(a)	5,432	105,234
RMB Holdings Ltd.	11,261	56,513
Sanlam Ltd.	24,099	139,284
Sasol Ltd.(a)	4,874	264,596
SPAR Group Ltd. (The)	4,320	48,017
Standard Bank Group Ltd.	5,986	69,221
Truworths International Ltd.	5,999	36,079
Vodacom Group Ltd.	21,215	244,104

Total South Africa		1,625,236
South Korea – 0.5%
Hanwha Life Insurance Co., Ltd.	6,520	43,868
Industrial Bank of Korea	6,240	94,317
KT Corp.	4,740	154,070
Investments	Shares	Value

KT&G Corp.	989	$88,567
SK Telecom Co., Ltd.	711	195,395

Total South Korea		576,217
Spain – 4.1%
Abertis Infraestructuras S.A.	10,384	205,159
ACS Actividades de Construccion y Servicios S.A.	2,893	111,172
Banco Bilbao Vizcaya Argentaria S.A.	32,013	386,246
Banco de Sabadell S.A.(a)	24,734	73,239
Banco Santander S.A.	208,628	2,005,874
CaixaBank S.A.	67,390	410,414
CaixaBank S.A.(a)	741	4,510
Ebro Foods S.A.	1,784	33,827
Enagas S.A.	2,133	68,791
Ferrovial S.A.	8,415	163,228
Gas Natural SDG S.A.	9,122	268,610
Iberdrola S.A.	56,889	407,475
Indra Sistemas S.A.	2,560	35,897
Mapfre S.A.	37,645	133,344
Red Electrica Corp. S.A.	1,662	143,943
Repsol S.A.	11,024	261,810
Tecnicas Reunidas S.A.	502	26,628
Zardoya Otis S.A.(a)	3,336	41,383

Total Spain		4,781,550
Sweden – 2.4%
Electrolux AB Series B	3,145	83,289
Hennes & Mauritz AB Class B	13,305	552,806
Nordea Bank AB	31,080	404,863
Sandvik AB(a)	9,155	103,382
Skandinaviska Enskilda Banken AB Class A	19,159	256,219
Skanska AB Class B	7,962	164,909
SKF AB Class B	2,225	46,516
Svenska Handelsbanken AB Class A	5,118	241,047
Swedbank AB Class A	9,494	239,312
Swedish Match AB	1,334	43,304
Telefonaktiebolaget LM Ericsson Class B	23,809	302,550
TeliaSonera AB	45,650	316,138

Total Sweden		2,754,335
Switzerland – 5.1%
ABB Ltd. Registered Shares*	10,412	234,066
Adecco S.A. Registered Shares*	1,145	77,711
Clariant AG Registered Shares*	3,402	58,249
Kuehne + Nagel International AG Registered Shares	1,012	127,731
Nestle S.A. Registered Shares	17,550	1,290,306
Novartis AG Registered Shares	17,388	1,640,532
Roche Holding AG Genusschein	4,209	1,247,062
STMicroelectronics N.V.(a)	11,865	91,954
Swiss Re AG*	5,069	403,982
Swisscom AG Registered Shares	601	341,227
Zurich Insurance Group AG*	1,344	400,598

Total Switzerland		5,913,418

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

Taiwan – 1.4%
Asia Cement Corp.	92,514	$118,154
Chunghwa Telecom Co., Ltd.	93,800	282,762
Compal Electronics, Inc.	65,000	48,612
Far Eastern New Century Corp.	101,877	102,649
Far EasTone Telecommunications Co., Ltd.	21,000	40,247
Formosa Chemicals & Fibre Corp.	20,000	46,220
Formosa Plastics Corp.	28,000	66,365
HTC Corp.(a)	28,000	121,501
Mega Financial Holding Co., Ltd.	104,611	85,802
Nan Ya Plastics Corp.	65,630	143,689
Pou Chen Corp.	45,000	50,001
Quanta Computer, Inc.	61,000	154,809
Siliconware Precision Industries Co.	45,000	61,761
Synnex Technology International Corp.	62,000	85,603
Taiwan Cement Corp.	70,000	104,242
Taiwan Mobile Co., Ltd.	32,800	99,523
United Microelectronics Corp.	136,000	56,332

Total Taiwan		1,668,272
Thailand – 1.0%
Advanced Info Service PCL	28,900	200,540
Banpu PCL NVDR	109,400	99,531
BEC World PCL NVDR	8,060	11,683
Charoen Pokphand Foods PCL NVDR	96,000	89,561
Electricity Generating PCL NVDR	3,264	16,609
Intouch Holdings PCL NVDR	20,206	45,179
Krung Thai Bank PCL NVDR	39,800	29,091
PTT Exploration & Production PCL NVDR	31,700	156,422
PTT Global Chemical PCL NVDR	55,532	104,470
PTT PCL NVDR	23,600	262,020
Ratchaburi Electricity Generating Holding PCL NVDR	16,328	29,836
Thai Oil PCL NVDR	29,800	47,331
Thai Union Frozen Products PCL NVDR	43,471	99,209

Total Thailand		1,191,482
Turkey – 0.3%
Arcelik AS	5,805	30,924
Tupras Turkiye Petrol Rafinerileri AS	4,906	98,408
Turk Telekomunikasyon AS	60,321	158,948

Total Turkey		288,280
United Kingdom – 13.2%
Anglo American PLC	13,288	298,139
AstraZeneca PLC	13,771	991,559
Aviva PLC	27,279	231,509
BAE Systems PLC	36,886	281,946
BHP Billiton PLC	16,613	461,887
BP PLC	182,982	1,345,120
British American Tobacco PLC	15,446	871,903
British Land Co. PLC (The)	12,042	137,141
British Sky Broadcasting Group PLC	13,260	189,599
BT Group PLC	51,869	319,196
Carnival PLC	1,264	50,491
Investments	Shares	Value

Centrica PLC	51,928	$259,116
Drax Group PLC	4,342	45,507
Fresnillo PLC(a)	3,094	38,120
GlaxoSmithKline PLC	45,618	1,044,965
HSBC Holdings PLC	132,213	1,341,965
ICAP PLC(a)	11,019	69,185
IG Group Holdings PLC	10,640	102,546
Imperial Tobacco Group PLC	8,447	364,804
Inmarsat PLC	8,545	97,108
J Sainsbury PLC(a)	19,755	80,545
Legal & General Group PLC	70,960	263,319
Man Group PLC	57,801	111,320
Marks & Spencer Group PLC	15,291	100,296
National Grid PLC	38,537	554,771
Old Mutual PLC	43,369	127,749
Pearson PLC	7,337	147,490
Pennon Group PLC	7,546	96,765
Prudential PLC	14,072	313,904
Reckitt Benckiser Group PLC	4,484	388,904
Reed Elsevier PLC	12,186	195,183
Rexam PLC	12,334	98,337
Rio Tinto PLC	9,839	483,539
Royal Dutch Shell PLC Class B	25,845	1,021,069
Segro PLC	20,160	118,670
Severn Trent PLC	3,393	103,246
SSE PLC	9,083	227,794
Standard Chartered PLC	15,132	279,779
Standard Life PLC	28,739	193,070
Tesco PLC	50,481	152,381
TUI Travel PLC(a)	19,752	124,594
Unilever PLC	9,014	377,747
United Utilities Group PLC	10,584	138,639
Vedanta Resources PLC	3,043	49,258
Vodafone Group PLC	283,614	939,792
WM Morrison Supermarkets PLC(a)	20,149	54,974

Total United Kingdom		15,284,941
United States – 19.3%
Abbott Laboratories(a)	8,241	342,743
AGL Resources, Inc.(a)	1,890	97,033
Altria Group, Inc.(a)	17,985	826,231
Ameren Corp.(a)	3,000	114,990
American Electric Power Co., Inc.	5,368	280,263
AT&T, Inc.(a)	52,704	1,857,289
Bristol-Myers Squibb Co.(a)	10,334	528,894
CA, Inc.(a)	1,462	40,848
Cablevision Systems Corp. Class A(a)	3,381	59,201
CenterPoint Energy, Inc.(a)	2,550	62,399
CenturyLink, Inc.(a)	9,389	383,916
Cincinnati Financial Corp.(a)	2,037	95,841
Cliffs Natural Resources, Inc.(a)	4,681	48,589
ConocoPhillips(a)	11,587	886,637
Consolidated Edison, Inc.(a)	2,675	151,566
Diamond Offshore Drilling, Inc.(a)	1,564	53,598

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2014

Investments	Shares	Value

Diebold, Inc.(a)	925	$32,671
Digital Realty Trust, Inc.(a)	906	56,516
Dominion Resources, Inc.(a)	4,057	280,298
Dow Chemical Co. (The)(a)	7,613	399,226
DTE Energy Co.	1,489	113,283
Duke Energy Corp.(a)	5,622	420,357
Eli Lilly & Co.	8,981	582,418
Entergy Corp.(a)	2,179	168,502
Exelon Corp.(a)	7,784	265,357
First Niagara Financial Group, Inc.(a)	5,059	42,141
FirstEnergy Corp.(a)	5,557	186,549
Freeport-McMoRan, Inc.	8,414	274,717
Frontier Communications Corp.(a)	19,890	129,484
Great Plains Energy, Inc.(a)	3,285	79,398
Hancock Holding Co.(a)	2,609	83,618
Hawaiian Electric Industries, Inc.(a)	2,503	66,455
HCP, Inc.	4,742	188,305
Health Care REIT, Inc.(a)	2,922	182,245
Hospitality Properties Trust	3,885	104,312
Integrys Energy Group, Inc.(a)	1,569	101,703
Intel Corp.(a)	31,440	1,094,741
Kimberly-Clark Corp.(a)	1,443	155,224
Kimco Realty Corp.(a)	5,542	121,425
Kinder Morgan, Inc.	5,647	216,506
Leggett & Platt, Inc.(a)	3,505	122,395
Liberty Property Trust	2,934	97,585
Lockheed Martin Corp.(a)	3,063	559,855
Lorillard, Inc.	3,734	223,704
Macerich Co. (The)	1,747	111,511
Merck & Co., Inc.(a)	20,996	1,244,643
New York Community Bancorp, Inc.(a)	6,710	106,488
Newmont Mining Corp.(a)	5,646	130,140
NextEra Energy, Inc.(a)	1,361	127,771
Northeast Utilities(a)	1,155	51,167
Nucor Corp.(a)	3,312	179,775
Old Republic International Corp.	3,961	56,563
Paychex, Inc.(a)	5,054	223,387
Pepco Holdings, Inc.(a)	3,303	88,388
Pfizer, Inc.	45,275	1,338,782
PG&E Corp.(a)	3,387	152,550
Philip Morris International, Inc.	10,319	860,605
Piedmont Natural Gas Co., Inc.(a)	1,348	45,198
Pinnacle West Capital Corp.(a)	1,302	71,141
Pitney Bowes, Inc.(a)	3,038	75,920
Plum Creek Timber Co., Inc.(a)	2,934	114,455
PPL Corp.(a)	5,482	180,029
Prudential Financial, Inc.(a)	2,111	185,641
Public Service Enterprise Group, Inc.(a)	4,260	158,642
R.R. Donnelley & Sons Co.(a)	3,278	53,956
Reynolds American, Inc.(a)	6,469	381,671
Safeway, Inc.(a)	1,157	39,685
SCANA Corp.(a)	2,092	103,784
Senior Housing Properties Trust(a)	4,770	99,788

Investments	Shares	Value

Southern Co. (The)(a)	6,777	$295,816
Southern Copper Corp.(a)	6,477	192,043
Spectra Energy Corp.(a)	5,756	225,981
Sysco Corp.(a)	4,636	175,936
TECO Energy, Inc.(a)	6,218	108,069
Thomson Reuters Corp.	8,336	304,334
Ventas, Inc.(a)	1,771	109,713
Verizon Communications, Inc.	37,048	1,852,030
Vornado Realty Trust	1,257	125,650
Waste Management, Inc.(a)	3,877	184,274
Williams Cos., Inc. (The)(a)	4,416	244,426
Windstream Holdings, Inc.	10,795	116,370
Xcel Energy, Inc.(a)	2,886	87,734

Total United States		22,383,084
TOTAL COMMON STOCKS (Cost: $96,888,076)		115,470,812
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree DEFA Equity Income Fund(c)	2,653	120,632
WisdomTree Equity Income Fund(c)	685	40,634

TOTAL EXCHANGE-TRADED FUNDS (Cost: $164,882)		161,266
RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*(a)
(Cost: $3,249)	32,013	3,195
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.3%
United States – 16.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d)
(Cost: $18,927,223)(e)	18,927,223	18,927,223
TOTAL INVESTMENTS IN SECURITIES – 115.9% (Cost: $115,983,430)		134,562,496
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.9)%		(18,472,728)

NET ASSETS – 100.0%		$116,089,768
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 8).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(e)

At September 30, 2014, the total market value of the Fund’s securities on loan was $20,533,748 and the total market value of the collateral held by the Fund was $21,263,778. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,336,555.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 98.4%
Australia – 1.5%
Ansell Ltd.	2,293	$39,026
CSL Ltd.	6,536	424,203
Orica Ltd.	14,912	246,621
REA Group Ltd.	1,906	72,184
Seek Ltd.	7,937	112,583
TPG Telecom Ltd.	16,089	96,298

Total Australia		990,915
Austria – 0.6%
Andritz AG	2,170	115,736
OMV AG	8,390	282,401

Total Austria		398,137
Brazil – 4.6%
AMBEV S.A.	161,067	1,054,668
CCR S.A.	47,352	324,366
Cia de Saneamento Basico do Estado de Sao Paulo	5,524	44,605
Cia Hering	5,749	58,203
Cielo S.A.	40,121	655,144
Duratex S.A.	11,796	43,532
EcoRodovias Infraestrutura e Logistica S.A.	7,149	35,196
Estacio Participacoes S.A.	650	6,750
Localiza Rent a Car S.A.	1,547	22,413
Lojas Americanas S.A.	2,031	9,535
Lojas Renner S.A.	2,925	84,875
M. Dias Branco S.A.	988	39,373
Marisa Lojas S.A.	1,733	11,022
Mills Estruturas e Servicos de Engenharia S.A.	650	4,750
Raia Drogasil S.A.	612	5,232
Souza Cruz S.A.	35,528	285,721
Ultrapar Participacoes S.A.	9,749	206,195
WEG S.A.	13,236	154,373

Total Brazil		3,045,953
Canada – 3.6%
Agrium, Inc.(a)	2,063	183,788
Alimentation Couche-Tard, Inc. Class B	1,141	36,561
Canadian National Railway Co.	10,615	755,222
Canadian Pacific Railway Ltd.(a)	1,516	315,300
Eldorado Gold Corp.	9,640	65,126
Ensign Energy Services, Inc.	2,816	37,066
Gildan Activewear, Inc.	650	35,637
MacDonald Dettwiler & Associates Ltd.	758	56,805
Potash Corp. of Saskatchewan, Inc.(a)	13,648	473,598
Ritchie Bros Auctioneers, Inc.(a)	1,841	41,365
Saputo, Inc.	3,466	97,168
ShawCor Ltd.	650	32,862
Silver Wheaton Corp.	5,524	110,426
Tim Hortons, Inc.	1,950	153,882

Total Canada		2,394,806
Chile – 0.2%
S.A.C.I. Falabella	20,107	151,921
Investments	Shares	Value
China – 3.5%
Air China Ltd. Class H	36,000	$22,763
Anhui Conch Cement Co., Ltd. Class H(a)	19,000	60,682
China Everbright International Ltd.	30,000	39,716
China International Marine Containers Group Co., Ltd. Class H	26,300	54,259
China Overseas Grand Oceans Group Ltd.(a)	19,000	10,766
China Overseas Land & Investment Ltd.	126,000	324,205
China Resources Enterprise Ltd.(a)	12,000	28,404
Far East Horizon Ltd.	127,000	113,669
Franshion Properties China Ltd.	198,000	48,193
Great Wall Motor Co., Ltd. Class H(a)	16,000	62,124
Lenovo Group Ltd.(a)	166,000	247,126
PetroChina Co., Ltd. Class H	700,000	896,962
Ping An Insurance Group Co. of China Ltd. Class H	25,500	191,453
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	31,649
Tsingtao Brewery Co., Ltd. Class H(a)	2,000	14,243
Wumart Stores, Inc. Class H(a)	8,250	7,713
Yuexiu Property Co., Ltd.(a)	416,000	73,931
Zhuzhou CSR Times Electric Co., Ltd. Class H	18,000	69,542

Total China		2,297,400
Denmark – 3.6%
Coloplast A/S Class B	2,183	183,007
GN Store Nord A/S	686	15,134
Novo Nordisk A/S Class B	42,989	2,057,274
Novozymes A/S Class B	2,647	114,860

Total Denmark		2,370,275
Finland – 1.2%
Kone Oyj Class B(a)	10,638	427,612
Nokian Renkaat Oyj	4,761	143,622
Wartsila Oyj Abp	4,179	187,039

Total Finland		758,273
France – 1.2%
Bureau Veritas S.A.	6,899	152,472
Hermes International(a)	761	227,595
Iliad S.A.	83	17,573
JCDecaux S.A.	3,525	111,301
SEB S.A.	752	56,732
Technip S.A.	1,605	135,053
Vallourec S.A.	1,818	83,619

Total France		784,345
Germany – 4.4%
CTS Eventim AG & Co. KGaA	1,267	35,804
Fielmann AG	1,618	99,325
Hugo Boss AG	2,011	251,398
Infineon Technologies AG	14,339	148,406
MTU Aero Engines AG	574	49,017
SAP SE	13,896	1,002,340
Symrise AG	2,083	110,964
United Internet AG Registered Shares	2,136	90,919
Volkswagen AG	4,951	1,027,590

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

September 30, 2014

Investments	Shares	Value
Wacker Chemie AG	396	$47,929
Wirecard AG	657	24,280

Total Germany		2,887,972
Hong Kong – 3.4%
Hang Seng Bank Ltd.	67,200	1,079,167
Hong Kong & China Gas Co., Ltd.	149,088	323,324
Hongkong & Shanghai Hotels (The)	13,500	19,715
Hysan Development Co., Ltd.	24,000	110,958
SJM Holdings Ltd.	128,536	244,985
Techtronic Industries Co.	13,000	37,585
Wharf Holdings Ltd. (The)	57,000	405,198

Total Hong Kong		2,220,932
India – 0.7%
Infosys Ltd. ADR(a)	6,165	372,921
Tata Motors Ltd. ADR(a)	1,950	85,234

Total India		458,155
Indonesia – 5.8%
AKR Corporindo Tbk PT	36,800	16,460
Alam Sutera Realty Tbk PT	118,600	4,429
Astra International Tbk PT	1,009,096	583,843
Bank Central Asia Tbk PT	211,800	227,270
Bank Mandiri Persero Tbk PT	379,101	313,455
Bank Rakyat Indonesia Persero Tbk PT	545,989	467,126
Bumi Serpong Damai Tbk PT	74,200	9,408
Charoen Pokphand Indonesia Tbk PT	71,453	24,863
Ciputra Development Tbk PT	68,800	5,731
Global Mediacom Tbk PT	74,200	11,844
Gudang Garam Tbk PT	20,600	95,815
Indocement Tunggal Prakarsa Tbk PT	63,400	112,127
Indofood CBP Sukses Makmur Tbk PT	48,200	44,897
Japfa Comfeed Indonesia Tbk PT	46,000	4,643
Jasa Marga Persero Tbk PT	87,201	46,159
Kalbe Farma Tbk PT	581,700	81,156
Lippo Karawaci Tbk PT	92,600	7,144
Mayora Indah Tbk PT	2,430	6,083
Media Nusantara Citra Tbk PT	119,700	31,386
Perusahaan Gas Negara Persero Tbk PT	715,400	352,269
Semen Indonesia Persero Tbk PT	192,800	244,066
Summarecon Agung Tbk PT	107,200	10,733
Surya Citra Media Tbk PT	212,300	66,643
Telekomunikasi Indonesia Persero Tbk PT	2,669,500	638,621
Unilever Indonesia Tbk PT	85,600	223,396
United Tractors Tbk PT	105,500	172,298

Total Indonesia		3,801,865
Ireland – 0.1%
Dragon Oil PLC	9,052	90,336
Italy – 0.2%
DiaSorin SpA	643	24,141
Salvatore Ferragamo SpA	1,649	45,307
Tod’s SpA(a)	531	52,623

Total Italy		122,071
Investments	Shares	Value
Japan – 3.9%
Dena Co., Ltd.(a)	2,600	$33,064
Fast Retailing Co., Ltd.	600	200,766
Fuji Heavy Industries Ltd.	3,800	125,610
Idemitsu Kosan Co., Ltd.	3,100	65,790
Japan Tobacco, Inc.	20,100	653,600
JGC Corp.	2,000	54,588
Kakaku.com, Inc.	900	12,783
KDDI Corp.(a)	12,200	733,257
Komatsu Ltd.	14,000	323,725
Nippon Shokubai Co., Ltd.(a)	3,000	33,365
Nitto Denko Corp.	1,900	104,184
Otsuka Corp.(a)	1,600	63,594
Sanrio Co., Ltd.(a)	600	17,394
SCSK Corp.	1,900	51,044
Sysmex Corp.	1,100	44,223
Unicharm Corp.	1,500	34,192
Wacom Co., Ltd.(a)	1,600	6,914

Total Japan		2,558,093
Malaysia – 0.4%
AirAsia Bhd	38,800	29,924
Bumi Armada Bhd	41,200	23,862
Dialog Group Bhd	37,776	19,806
Kuala Lumpur Kepong Bhd	17,400	111,810
Nestle (Malaysia) Bhd	4,200	85,011

Total Malaysia		270,413
Mexico – 2.7%
Arca Continental S.A.B. de C.V.(a)	13,540	92,843
Controladora Comercial Mexicana S.A.B. de C.V.	1,841	6,880
El Puerto de Liverpool S.A.B. de C.V. Class C1(a)	4,766	55,012
Fomento Economico Mexicano S.A.B. de C.V.	29,246	269,219
Grupo Bimbo S.A.B. de C.V. Series A	11,525	33,416
Grupo Mexico S.A.B. de C.V. Series B(a)	192,560	644,770
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	51,126	120,675
Wal-Mart de Mexico S.A.B. de C.V. Series V(a)	208,727	524,838

Total Mexico		1,747,653
Netherlands – 2.8%
Arcadis N.V.	1,272	42,124
ASML Holding N.V.	2,758	274,612
Gemalto N.V.	428	39,296
Heineken Holding N.V.	3,186	210,774
Koninklijke Vopak N.V.(a)	1,808	97,582
Unilever N.V. CVA	30,150	1,200,883

Total Netherlands		1,865,271
Norway – 0.2%
Akastor ASA	9,407	37,861
Aker Solutions ASA*(b)	9,407	93,737

Total Norway		131,598
Philippines – 0.7%
Ayala Land, Inc.	94,100	73,284
International Container Terminal Services, Inc.	19,610	48,241

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

September 30, 2014

Investments	Shares	Value
Jollibee Foods Corp.	7,250	$31,664
Petron Corp.	33,100	8,688
Semirara Mining and Power Co.	38,990	106,864
SM Prime Holdings, Inc.	235,600	91,767
Universal Robina Corp.	23,960	99,839

Total Philippines		460,347
Portugal – 0.4%
Galp Energia, SGPS, S.A.	11,647	189,357
Jeronimo Martins, SGPS, S.A.	5,480	60,352

Total Portugal		249,709
Russia – 5.8%
Magnit OJSC GDR Reg S	2,271	131,173
MegaFon OAO GDR Reg S	30,571	775,892
MMC Norilsk Nickel OJSC ADR	115,318	2,150,681
NovaTek OAO GDR Reg S	4,399	458,376
Uralkali OJSC GDR Reg S	18,502	328,410

Total Russia		3,844,532
Singapore – 1.0%
CapitaLand Ltd.	22,000	55,203
Keppel Land Ltd.	52,000	142,712
M1 Ltd.	38,000	106,077
Sembcorp Marine Ltd.(a)	58,000	170,093
Singapore Exchange Ltd.	34,000	192,755
Super Group Ltd.(a)	11,000	10,997

Total Singapore		677,837
South Africa – 3.8%
Bidvest Group Ltd. (The)	7,273	183,978
Capitec Bank Holdings Ltd.	2,262	48,971
Foschini Group Ltd. (The)	8,812	91,409
Imperial Holdings Ltd.	5,753	88,574
Life Healthcare Group Holdings Ltd.	27,769	109,471
Massmart Holdings Ltd.	2,395	26,021
Mr. Price Group Ltd.	5,838	109,715
MTN Group Ltd.	67,980	1,433,938
Shoprite Holdings Ltd.	5,344	66,205
SPAR Group Ltd. (The)	3,299	36,668
Tiger Brands Ltd.	2,920	81,522
Truworths International Ltd.	14,744	88,673
Woolworths Holdings Ltd.	19,586	121,192

Total South Africa		2,486,337
South Korea – 0.5%
Coway Co., Ltd.	1,229	98,180
Kangwon Land, Inc.	3,845	130,626
KEPCO Plant Service & Engineering Co., Ltd.	882	69,875

Total South Korea		298,681
Spain – 2.3%
Distribuidora Internacional de Alimentacion S.A.	5,781	41,509
Inditex S.A.	48,152	1,330,613
Prosegur Cia de Seguridad S.A.	11,611	72,165
Viscofan S.A.	679	37,226

Total Spain		1,481,513
Investments	Shares	Value
Sweden – 6.1%
Atlas Copco AB Class A	21,448	$615,912
Atlas Copco AB Class B	10,952	284,724
Boliden AB	9,992	162,319
Elekta AB Class B(a)	3,352	33,086
Hennes & Mauritz AB Class B	52,266	2,171,587
SKF AB Class B	10,273	214,769
Volvo AB Class A(a)	16,241	180,020
Volvo AB Class B	35,115	382,161

Total Sweden		4,044,578
Switzerland – 10.3%
Aryzta AG*	530	45,678
Cie Financiere Richemont S.A. Registered Shares	2,835	232,467
Geberit AG Registered Shares	427	137,999
Partners Group Holding AG	382	100,547
Roche Holding AG Bearer Shares	3,937	1,141,339
Roche Holding AG Genusschein	13,688	4,055,544
Schindler Holding AG Participating Shares	470	63,749
Schindler Holding AG Registered Shares	1,004	133,867
Sonova Holding AG Registered Shares	712	113,711
Swatch Group AG (The) Bearer Shares	301	143,050
Syngenta AG Registered Shares	1,861	592,676

Total Switzerland		6,760,627
Taiwan – 3.8%
Largan Precision Co., Ltd.	2,000	143,329
President Chain Store Corp.	14,000	100,330
Taiwan Semiconductor Manufacturing Co., Ltd.	576,000	2,272,227

Total Taiwan		2,515,886
Thailand – 3.3%
Advanced Info Service PCL NVDR	110,745	768,470
Central Pattana PCL NVDR	97,950	140,468
CP ALL PCL	170,156	234,834
Home Product Center PCL NVDR	300,902	96,511
Indorama Ventures PCL	129,825	102,098
Intouch Holdings PCL NVDR	71,253	159,317
Jasmine International PCL NVDR	233,546	48,258
Minor International PCL NVDR	132,927	151,682
Robinson Department Store PCL NVDR	50,617	82,345
Siam Cement PCL (The) NVDR	17,100	237,317
Thai Union Frozen Products PCL NVDR	64,030	146,129

Total Thailand		2,167,429
Turkey – 0.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	6,019	69,405
Aselsan Elektronik Sanayi ve Ticaret AS	6,758	27,259
BIM Birlesik Magazalar AS	3,570	74,584
Coca-Cola Icecek AS	782	16,852
Koza Altin Isletmeleri AS	3,811	28,322
TAV Havalimanlari Holding AS	10,244	82,193
Turk Hava Yollari	18,358	52,077
Ulker Biskuvi Sanayi AS	6,520	43,165

Total Turkey		393,857

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

September 30, 2014

Investments	Shares	Value
United Kingdom – 15.2%
Admiral Group PLC	7,478	$155,538
AMEC PLC	9,095	162,778
ARM Holdings PLC	6,647	97,629
Aveva Group PLC	566	14,121
Berkeley Group Holdings PLC	682	24,877
BG Group PLC	39,710	733,885
British American Tobacco PLC	44,933	2,536,398
Burberry Group PLC	6,631	162,430
Capita PLC	13,521	255,144
Compass Group PLC	36,881	595,804
Croda International PLC	2,822	93,922
Diageo PLC	35,310	1,021,784
Dunelm Group PLC	2,304	30,815
Fresnillo PLC	21,857	269,294
Hargreaves Lansdown PLC	6,589	100,943
Hikma Pharmaceuticals PLC	1,611	45,260
InterContinental Hotels Group PLC	4,939	190,483
Intertek Group PLC	1,928	81,921
ITV PLC	63,165	212,787
John Wood Group PLC	4,023	49,534
Next PLC	2,693	288,358
Reckitt Benckiser Group PLC	12,397	1,075,211
Rotork PLC	1,079	48,366
Smiths Group PLC	9,597	196,655
Spirax-Sarco Engineering PLC	1,184	54,243
TalkTalk Telecom Group PLC	31,684	153,580
Taylor Wimpey PLC	14,859	27,172
Unilever PLC	23,715	993,818
Victrex PLC	2,008	52,280
Weir Group PLC (The)	2,909	117,993
Whitbread PLC	2,852	192,061

Total United Kingdom		10,035,084
TOTAL COMMON STOCKS (Cost: $60,400,339)		64,762,801
EXCHANGE-TRADED FUNDS & NOTES – 1.2%
United States – 1.2%
iPath MSCI India Index ETN*	11,381	798,946
WisdomTree DEFA Fund(c)	486	25,399
WisdomTree Emerging Markets Equity Income Fund(c)	350	16,723

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $667,981)		841,068
RIGHTS – 0.0%
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14* (Cost $0)	137,280	2,121
WARRANTS – 0.0%
Thailand – 0.0%
Indorama Ventures PCL, expiring 8/24/17*	15,043	1,921
Indorama Ventures PCL, expiring 8/24/18*	11,571	1,120

TOTAL WARRANTS (Cost: $0)		3,041
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.4%
United States – 7.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d)
(Cost: $4,845,506)(e)	4,845,506	$4,845,506
TOTAL INVESTMENTS IN SECURITIES – 107.0% (Cost: $65,913,826)		70,454,537
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.0)%		(4,626,312)

NET ASSETS – 100.0%		$65,828,225
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 8).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(e)

At September 30, 2014, the total market value of the Fund’s securities on loan was $4,650,243 and the total market value of the collateral held by the Fund was $4,888,537. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,031.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 14.7%
Abacus Property Group	141,515	$317,011
BWP Trust	136,611	285,704
CFS Retail Property Trust Group	803,662	1,402,972
Charter Hall Group	65,745	235,298
Charter Hall Retail REIT	82,862	275,532
Cromwell Property Group	411,749	342,286
Dexus Property Group	1,295,991	1,258,803
Federation Centres	322,995	729,203
Goodman Group	257,382	1,164,398
GPT Group (The)	389,019	1,317,391
Investa Office Fund	144,916	424,809
Lend Lease Group	124,499	1,562,240
Mirvac Group	594,049	894,095
Scentre Group*	760,981	2,184,140
Stockland	632,971	2,187,831
Westfield Corp.	431,286	2,811,606

Total Australia		17,393,319
Belgium – 0.9%
Befimmo S.A.	6,140	455,996
Cofinimmo S.A.	5,377	609,287

Total Belgium		1,065,283
Brazil – 1.2%
Aliansce Shopping Centers S.A.	11,666	88,105
BR Malls Participacoes S.A.	48,492	382,654
BR Properties S.A.	39,953	212,030
Iguatemi Empresa de Shopping Centers S.A.	14,733	149,219
JHSF Participacoes S.A.	61,898	90,714
LPS Brasil Consultoria de Imoveis S.A.	9,773	43,527
Multiplan Empreendimentos Imobiliarios S.A.	17,030	348,442
Sao Carlos Empreendimentos e Participacoes S.A.	6,461	94,689

Total Brazil		1,409,380
Canada – 9.1%
Allied Properties Real Estate Investment Trust	10,600	324,199
Artis Real Estate Investment Trust	34,191	468,403
Boardwalk Real Estate Investment Trust	7,162	441,557
Brookfield Asset Management, Inc. Class A	42,698	1,921,038
Brookfield Canada Office Properties	14,531	353,149
Calloway Real Estate Investment Trust	27,701	637,528
Canadian Apartment Properties REIT	19,614	414,026
Canadian Real Estate Investment Trust	12,043	522,756
Chartwell Retirement Residences	41,030	402,388
Cominar Real Estate Investment Trust	36,521	617,643
Dream Office Real Estate Investment Trust	27,401	685,546
First Capital Realty, Inc.(a)	36,732	575,524
Granite Real Estate Investment Trust	10,368	357,367
H&R Real Estate Investment Trust	51,017	997,926
Morguard Real Estate Investment Trust	16,667	276,503
Northern Property Real Estate Investment Trust	7,192	180,966
RioCan Real Estate Investment Trust	66,447	1,526,280

Total Canada		10,702,799
Investments	Shares	Value
Chile – 0.1%
Parque Arauco S.A.	72,138	$137,979
China – 3.1%
China Overseas Grand Oceans Group Ltd.(a)	82,300	46,634
China Overseas Land & Investment Ltd.(a)	622,049	1,600,564
China South City Holdings Ltd.	1,140,000	527,051
Franshion Properties China Ltd.(a)	1,054,000	256,540
Shenzhen Investment Ltd.	974,000	273,444
Sino-Ocean Land Holdings Ltd.(a)	1,315,200	692,736
Yuexiu Property Co., Ltd.	1,684,000	299,278

Total China		3,696,247
Finland – 0.2%
Sponda Oyj	59,589	269,487
France – 9.3%
Fonciere Des Regions	17,042	1,536,044
Gecina S.A.	12,670	1,660,558
ICADE	12,309	1,038,230
Klepierre	38,949	1,705,844
Mercialys S.A.	22,834	498,010
Unibail-Rodamco SE	17,667	4,546,143

Total France		10,984,829
Germany – 1.0%
Deutsche Euroshop AG	9,371	405,626
Deutsche Wohnen AG Bearer Shares	29,682	634,429
TAG Immobilien AG(a)	15,536	176,044

Total Germany		1,216,099
Hong Kong – 23.4%
Champion REIT	1,329,000	554,527
Cheung Kong Holdings Ltd.	276,073	4,547,235
Hang Lung Group Ltd.	100,649	498,378
Hang Lung Properties Ltd.	485,283	1,381,148
Henderson Land Development Co., Ltd.(a)	247,037	1,600,232
Hui Xian Real Estate Investment Trust	1,110,634	625,913
Hysan Development Co., Ltd.	121,115	559,945
Kowloon Development Co., Ltd.	268,398	310,736
Link REIT (The)	335,946	1,936,045
New World Development Co., Ltd.	956,242	1,113,241
Regal Real Estate Investment Trust	693,000	182,061
Sino Land Co., Ltd.	1,039,735	1,606,782
Sun Hung Kai Properties Ltd.	352,810	5,002,432
Swire Pacific Ltd. Class A	131,778	1,697,055
Swire Pacific Ltd. Class B	480,798	1,159,102
Swire Properties Ltd.	590,741	1,841,049
Wharf Holdings Ltd. (The)	284,872	2,025,078
Wheelock & Co., Ltd.	176,231	841,994
Yuexiu Real Estate Investment Trust	379,000	180,590

Total Hong Kong		27,663,543
Indonesia – 0.2%
Bumi Serpong Damai Tbk PT	672,124	85,222
Ciputra Development Tbk PT	587,617	48,948
Lippo Karawaci Tbk PT	482,900	37,253

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2014

Investments	Shares	Value
Summarecon Agung Tbk PT	639,900	$64,069

Total Indonesia		235,492
Israel – 0.6%
Azrieli Group	11,582	397,645
Gazit-Globe Ltd.	27,729	345,813

Total Israel		743,458
Italy – 0.2%
Beni Stabili SpA(a)	367,072	258,747
Japan – 4.1%
Aeon Mall Co., Ltd.	9,030	172,294
Daito Trust Construction Co., Ltd.(a)	11,500	1,358,152
Daiwa House Industry Co., Ltd.(a)	45,800	821,473
Mitsubishi Estate Co., Ltd.(a)	30,589	688,354
Mitsui Fudosan Co., Ltd.	29,308	897,582
Nomura Real Estate Holdings, Inc.	12,365	212,367
Sumitomo Real Estate Sales Co., Ltd.	4,080	93,952
Sumitomo Realty & Development Co., Ltd.(a)	11,279	401,261
Tokyo Tatemono Co., Ltd.	12,000	97,033
Tokyu Fudosan Holdings Corp.	14,168	97,127

Total Japan		4,839,595
Malaysia – 1.7%
CapitaMalls Malaysia Trust	328,536	143,212
IGB Corp. Bhd	215,200	188,271
KLCCP Stapled Group	141,647	286,705
Mah Sing Group Bhd	202,680	150,133
Pavilion Real Estate Investment Trust	523,000	232,763
SP Setia Bhd Group	428,355	449,182
Sunway Bhd	90,000	94,376
Sunway Real Estate Investment Trust	654,496	305,252
UOA Development Bhd	216,200	139,059

Total Malaysia		1,988,953
Mexico – 0.4%
Fibra Uno Administracion S.A. de C.V.	140,252	461,685
Netherlands – 2.3%
Corio N.V.	35,475	1,739,895
Eurocommercial Properties N.V. CVA	12,373	545,025
Wereldhave N.V.	5,823	479,605

Total Netherlands		2,764,525
New Zealand – 0.2%
Goodman Property Trust	273,185	225,710
Philippines – 1.1%
Ayala Land, Inc.	585,200	455,746
Robinsons Land Corp.	399,200	216,601
SM Prime Holdings, Inc.	1,443,175	562,124

Total Philippines		1,234,471
Russia – 0.2%
LSR Group OJSC GDR Reg S	61,941	226,704
Singapore – 10.1%
Ascendas Real Estate Investment Trust	481,901	850,213
Ascott Residence Trust	308,373	298,628
Investments	Shares	Value
CapitaCommercial Trust(a)	672,635	$841,255
CapitaLand Ltd.(a)	396,589	995,127
CapitaMall Trust	719,786	1,078,014
CDL Hospitality Trusts(a)	280,432	367,225
City Developments Ltd.	44,103	332,683
Far East Hospitality Trust	310,000	198,110
Fortune Real Estate Investment Trust	651,000	574,281
Fragrance Group Ltd.	360,616	63,623
Frasers Centrepoint Trust	229,000	338,481
Global Logistic Properties Ltd.	229,000	486,623
GuocoLand Ltd.	159,000	255,587
Keppel Land Ltd.	243,168	667,363
Keppel REIT(a)	782,000	729,695
Mapletree Commercial Trust	423,490	468,220
Mapletree Industrial Trust	475,018	528,915
Mapletree Logistics Trust	700,187	634,138
Parkway Life Real Estate Investment Trust	92,000	166,643
Starhill Global REIT	431,184	267,102
Suntec Real Estate Investment Trust(a)	565,828	780,881
UOL Group Ltd.	95,000	492,394
Wheelock Properties Singapore Ltd.	201,000	283,698
Wing Tai Holdings Ltd.	129,198	178,809

Total Singapore		11,877,708
South Africa – 2.6%
Capital Property Fund	471,503	502,458
Growthpoint Properties Ltd.	427,675	932,703
Hyprop Investments Ltd.	50,618	388,744
Redefine Properties Ltd.	891,126	766,645
Resilient Property Income Fund Ltd.	78,357	505,862

Total South Africa		3,096,412
Sweden – 1.4%
Atrium Ljungberg AB Class B	18,199	261,306
Castellum AB	35,626	542,664
Fabege AB	36,076	459,683
Hufvudstaden AB Class A	31,515	393,041

Total Sweden		1,656,694
Switzerland – 1.5%
Allreal Holding AG Registered Shares*	2,467	319,122
PSP Swiss Property AG Registered Shares*	6,951	583,433
Swiss Prime Site AG Registered Shares*	11,957	887,233

Total Switzerland		1,789,788
Taiwan – 1.0%
Cathay Real Estate Development Co., Ltd.	246,000	128,582
Farglory Land Development Co., Ltd.	342,291	403,397
Highwealth Construction Corp.	238,700	381,361
Ruentex Development Co., Ltd.	132,782	214,541

Total Taiwan		1,127,881
Thailand – 1.8%
Bangkok Land PCL NVDR	1,062,021	71,402
Central Pattana PCL NVDR	198,274	284,341
Hemaraj Land and Development PCL NVDR	1,525,400	207,934

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2014

Investments	Shares	Value
Land & Houses PCL NVDR	1,923,611	$616,979
LPN Development PCL NVDR	234,400	156,869
Pruksa Real Estate PCL NVDR	207,493	219,172
Quality Houses PCL NVDR	1,463,006	190,405
Sansiri PCL NVDR	1,824,651	126,051
Supalai PCL NVDR	303,521	243,378

Total Thailand		2,116,531
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	297,922	310,880
Torunlar Gayrimenkul Yatirim Ortakligi AS	40,686	54,764

Total Turkey		365,644
United Kingdom – 6.8%
British Land Co. PLC (The)	165,134	1,880,642
Derwent London PLC	8,222	364,018
Great Portland Estates PLC	24,253	251,437
Hammerson PLC	103,534	964,265
Intu Properties PLC	200,459	1,048,691
Land Securities Group PLC	111,108	1,871,475
Londonmetric Property PLC	180,967	407,791
Segro PLC	167,590	986,501
Shaftesbury PLC	20,240	223,614

Total United Kingdom		7,998,434
TOTAL COMMON STOCKS (Cost: $110,268,123)		117,547,397
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Global Natural Resources Fund(b)
(Cost: $214,607)	9,991	202,618
RIGHTS – 0.0%
China – 0.0%
Yuexiu Property Co., Ltd., expiring 10/14/14*	570,240	8,813
Italy – 0.0%
Beni Stabili SpA, expiring 10/17/14*	367,072	7,651
TOTAL RIGHTS (Cost: $0)		16,464
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
United States – 6.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $7,409,494)(d)	7,409,494	7,409,494
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $117,892,224)		125,175,973
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.0)%		(7,060,122)

NET ASSETS – 100.0%		$118,115,851
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $6,964,511 and the total market value of the collateral held by the Fund was $7,422,922. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,428.

CVA – Certificaten Van Aandelen (Certificate of Stock)

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 98.0%
Australia – 1.3%
AGL Energy Ltd.	26,616	$315,351
Austria – 0.9%
Verbund AG(a)	10,280	207,065
Brazil – 10.8%
Centrais Eletricas Brasileiras S.A.	195,080	522,422
Cia de Saneamento Basico do Estado de Sao Paulo	5,246	42,360
Cia de Saneamento de Minas Gerais-COPASA	9,735	123,198
CPFL Energia S.A.	32,507	253,596
EDP – Energias do Brasil S.A.	62,327	254,437
Equatorial Energia S.A.	5,639	57,090
Light S.A.	81,870	691,164
Tractebel Energia S.A.	24,217	340,181
Transmissora Alianca de Energia Eletrica S.A.	38,628	308,601

Total Brazil		2,593,049
Canada – 8.7%
Algonquin Power & Utilities Corp.(a)	28,486	225,584
Atco Ltd. Class I	2,037	82,752
Canadian Utilities Ltd. Class A(a)	3,932	137,640
Capital Power Corp.(a)	13,540	324,098
Emera, Inc.	6,709	210,296
Fortis, Inc.(a)	6,758	209,353
Northland Power, Inc.(a)	15,560	240,873
Superior Plus Corp.(a)	23,406	295,520
TransAlta Corp.(a)	34,017	357,657

Total Canada		2,083,773
Chile – 5.2%
AES Gener S.A.	225,185	119,583
Aguas Andinas S.A. Class A	446,838	258,946
Cia General de Electricidad S.A.	20,456	97,423
Colbun S.A.	64,753	16,650
E.CL S.A.	100,142	142,417
Empresa Nacional de Electricidad S.A.	71,447	104,865
Enersis S.A.	421,581	134,004
Gasco S.A.	14,524	96,037
Inversiones Aguas Metropolitanas S.A.	186,812	285,739

Total Chile		1,255,664
China – 2.4%
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	358,000	47,025
China Longyuan Power Group Corp. Class H	58,100	56,790
China Resources Power Holdings Co., Ltd.	64,100	172,940
Guangdong Investment Ltd.	214,600	250,663
Huaneng Power International, Inc. Class H(a)	50,640	55,302

Total China		582,720
Czech Republic – 2.0%
CEZ AS	16,020	487,043
Finland – 2.1%
Fortum Oyj(a)	20,531	500,820
Investments	Shares	Value
France – 10.7%
Electricite de France S.A.(a)	17,420	$571,491
GDF Suez	26,458	663,782
Rubis SCA	3,802	218,963
Suez Environnement Co.	29,225	494,523
Veolia Environnement S.A.*	35,447	626,002

Total France		2,574,761
Germany – 4.3%
E.ON SE	28,538	522,554
RWE AG	12,986	506,163

Total Germany		1,028,717
Hong Kong – 3.5%
China Power International Development Ltd.(a)	641,000	297,176
CLP Holdings Ltd.	27,822	223,397
Hong Kong & China Gas Co., Ltd.	46,496	100,835
Power Assets Holdings Ltd.	23,886	211,172

Total Hong Kong		832,580
Indonesia – 0.9%
Perusahaan Gas Negara Persero Tbk PT	430,200	211,834
Italy – 7.1%
A2A SpA	138,666	137,508
Edison SpA RSP	14,696	16,708
Enel Green Power SpA	43,312	110,851
Enel SpA	91,769	487,126
Iren SpA	70,629	88,865
Snam SpA	85,438	472,732
Terna Rete Elettrica Nazionale SpA	77,865	391,681

Total Italy		1,705,471
Japan – 3.4%
Chugoku Electric Power Co., Inc. (The)(a)	13,500	173,034
Electric Power Development Co., Ltd.(a)	3,942	128,831
Hokuriku Electric Power Co.(a)	14,100	185,223
Osaka Gas Co., Ltd.	29,000	116,508
Toho Gas Co., Ltd.(a)	19,000	107,042
Tokyo Gas Co., Ltd.	20,000	112,403

Total Japan		823,041
Malaysia – 2.3%
Petronas Gas Bhd	20,700	144,625
Tenaga Nasional Bhd	67,900	256,242
YTL Corp. Bhd	311,860	159,709

Total Malaysia		560,576
New Zealand – 0.9%
Contact Energy Ltd.	44,107	205,588
Philippines – 2.5%
Aboitiz Power Corp.	347,300	315,358
Energy Development Corp.	561,600	101,239
Manila Electric Co.	20,080	113,560
Manila Water Co., Inc.	115,300	75,792

Total Philippines		605,949

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2014

Investments	Shares	Value
Poland – 4.8%
Enea S.A.	32,436	$158,947
PGE S.A.	106,711	676,890
Tauron Polska Energia S.A.	198,519	322,468

Total Poland		1,158,305
Portugal – 2.7%
EDP Renovaveis S.A.(a)	11,066	76,745
EDP-Energias de Portugal S.A.	128,917	562,662

Total Portugal		639,407
Russia – 0.6%
RusHydro JSC ADR	83,288	149,918
Spain – 6.8%
Enagas S.A.	12,289	396,330
Gas Natural SDG S.A.	14,783	435,305
Iberdrola S.A.	44,855	321,280
Red Electrica Corp. S.A.	5,645	488,904

Total Spain		1,641,819
Thailand – 4.4%
Electricity Generating PCL NVDR	47,746	242,963
Glow Energy PCL	79,300	232,948
Ratchaburi Electricity Generating Holding PCL	107,900	197,165
Ratchaburi Electricity Generating Holding PCL NVDR	26,093	47,680
TTW PCL NVDR	928,520	343,631

Total Thailand		1,064,387
United Kingdom – 9.7%
Centrica PLC	48,385	241,436
Drax Group PLC	32,199	337,469
National Grid PLC	28,658	412,555
Pennon Group PLC	25,904	332,175
Severn Trent PLC	9,218	280,495
SSE PLC	14,148	354,821
United Utilities Group PLC	27,528	360,586

Total United Kingdom		2,319,537
TOTAL COMMON STOCKS (Cost: $23,823,119)		23,547,375
EXCHANGE-TRADED FUNDS & NOTES – 1.3%
United States – 1.3%
iPath MSCI India Index ETN*	4,125	289,575
WisdomTree Global ex-U.S. Real Estate Fund(b)	1,098	31,095
TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $260,758)		320,670
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.9%
United States – 12.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $3,091,157)(d)	3,091,157	$3,091,157
TOTAL INVESTMENTS IN SECURITIES – 112.2% (Cost: $27,175,034)		26,959,202
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (12.2)%		(2,922,246)

NET ASSETS – 100.0%		$24,036,956
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $3,005,350 and the total market value of the collateral held by the Fund was $3,170,939. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $79,782.

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depositary Receipt

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 98.9%
Australia – 5.0%
BHP Billiton Ltd.	11,441	$339,087
Rio Tinto Ltd.	5,793	302,021
Woodside Petroleum Ltd.	11,942	424,264

Total Australia		1,065,372
Brazil – 2.3%
Petroleo Brasileiro S.A.	15,000	105,630
Vale S.A.	35,200	385,826

Total Brazil		491,456
Canada – 11.0%
Agrium, Inc.(a)	1,236	110,113
Cameco Corp.(a)	6,220	109,979
Canadian Natural Resources Ltd.(a)	3,900	151,840
Crescent Point Energy Corp.(a)	14,508	524,731
Encana Corp.(a)	17,313	368,398
First Quantum Minerals Ltd.	3,846	74,404
Husky Energy, Inc.	10,900	299,822
Imperial Oil Ltd.	2,186	103,496
Potash Corp. of Saskatchewan, Inc.(a)	3,423	118,781
Silver Wheaton Corp.	5,892	117,782
Suncor Energy, Inc.(a)	4,609	167,154
Teck Resources Ltd. Class B	10,443	198,198

Total Canada		2,344,698
China – 2.6%
China Shenhua Energy Co., Ltd. Class H	111,500	310,875
CNOOC Ltd.	147,618	253,219

Total China		564,094
France – 3.2%
Technip S.A.	1,319	110,987
Total S.A.(a)	8,667	563,305

Total France		674,292
Germany – 1.0%
K+S AG Registered Shares	7,764	220,236
Indonesia – 0.2%
Charoen Pokphand Indonesia Tbk PT	128,100	44,575
Israel – 1.6%
Israel Chemicals Ltd.	46,494	334,398
Italy – 2.4%
Eni SpA(a)	21,174	504,736
Japan – 1.2%
Sumitomo Metal Mining Co., Ltd.(a)	19,000	267,432
Malaysia – 2.2%
Felda Global Ventures Holdings Bhd	64,000	68,868
IOI Corp. Bhd	132,300	193,983
Kuala Lumpur Kepong Bhd	32,500	208,840

Total Malaysia		471,691
Mexico – 1.6%
Grupo Mexico S.A.B. de C.V. Series B(a)	71,507	239,435
Investments	Shares	Value
Industrias Penoles S.A.B. de C.V.	4,460	$102,003

Total Mexico		341,438
Netherlands – 0.8%
Fugro N.V. CVA(a)	5,677	171,864
Norway – 4.1%
Statoil ASA	16,958	462,581
Yara International ASA	8,127	408,201

Total Norway		870,782
Poland – 5.6%
KGHM Polska Miedz S.A.	31,479	1,204,541
Russia – 12.3%
Gazprom OAO ADR	54,324	382,391
Lukoil OAO ADR	6,035	307,785
MMC Norilsk Nickel OJSC ADR	43,413	809,652
NovaTek OAO GDR Reg S	1,297	135,147
Novolipetsk Steel OJSC GDR Reg S	7,663	111,727
Phosagro OAO GDR Reg S	32,208	360,408
Rosneft OAO GDR Reg S	62,826	366,087
Uralkali OJSC GDR Reg S	8,014	142,249

Total Russia		2,615,446
Singapore – 0.5%
Wilmar International Ltd.	43,000	104,187
South Africa – 3.9%
Assore Ltd.(a)	3,551	67,574
Exxaro Resources Ltd.(a)	16,347	185,661
Kumba Iron Ore Ltd.	9,322	219,909
Sasol Ltd.	6,469	351,184

Total South Africa		824,328
South Korea – 0.8%
Korea Zinc Co., Ltd.	452	167,051
Spain – 1.1%
Repsol S.A.	10,136	240,721
Switzerland – 0.9%
Syngenta AG Registered Shares	442	140,764
Transocean Ltd.(a)	1,770	57,222

Total Switzerland		197,986
Thailand – 2.6%
PTT Exploration & Production PCL	51,241	252,847
PTT PCL NVDR	27,300	303,099

Total Thailand		555,946
United Kingdom – 13.9%
Anglo American PLC	13,302	298,453
Antofagasta PLC	7,422	86,752
BG Group PLC	6,002	110,924
BHP Billiton PLC	11,019	306,358
BP PLC	56,441	414,904
Fresnillo PLC(a)	16,573	204,192
Rio Tinto PLC	6,893	338,758
Royal Dutch Shell PLC Class A	11,812	451,630
Royal Dutch Shell PLC Class B	10,676	421,781

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2014

Investments	Shares	Value
Tullow Oil PLC	6,061	$63,327
Vedanta Resources PLC	16,990	275,020

Total United Kingdom		2,972,099
United States – 18.1%
Anadarko Petroleum Corp.(a)	347	35,200
Apache Corp.(a)	749	70,309
Archer-Daniels-Midland Co.	4,792	244,871
Baker Hughes, Inc.(a)	2,126	138,317
Cabot Oil & Gas Corp.(a)	214	6,996
CF Industries Holdings, Inc.(a)	312	87,117
Chesapeake Energy Corp.(a)	5,901	135,664
Chevron Corp.(a)	1,885	224,918
ConocoPhillips(a)	5,356	409,841
CONSOL Energy, Inc.(a)	3,361	127,247
Devon Energy Corp.(a)	1,967	134,110
Diamond Offshore Drilling, Inc.(a)	5,598	191,843
EOG Resources, Inc.(a)	635	62,878
Exxon Mobil Corp.(a)	2,219	208,697
Freeport-McMoRan, Inc.(a)	9,115	297,605
Halliburton Co.(a)	1,792	115,602
Helmerich & Payne, Inc.(a)	852	83,385
Ingredion, Inc.(a)	1,630	123,538
Marathon Oil Corp.	4,351	163,554
Monsanto Co.	967	108,797
Mosaic Co. (The)(a)	1,832	81,359
National Oilwell Varco, Inc.(a)	936	71,230
Noble Energy, Inc.	1,133	77,452
Occidental Petroleum Corp.	2,098	201,723
Oceaneering International, Inc.(a)	1,090	71,035
Peabody Energy Corp.(a)	7,701	95,338
Pioneer Natural Resources Co.	38	7,485
Southern Copper Corp.(a)	9,712	287,961

Total United States		3,864,072
TOTAL COMMON STOCKS (Cost: $24,738,496)		21,113,441
EXCHANGE-TRADED FUNDS & NOTES – 0.8%
United States – 0.8%
iPath MSCI India Index ETN*	1,973	138,505
WisdomTree Global Equity Income Fund(b)	425	19,707

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $126,306)		158,212
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.9%
United States – 25.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $5,527,612)(d)	5,527,612	5,527,612
TOTAL INVESTMENTS IN SECURITIES – 125.6% (Cost: $30,392,414)		26,799,265
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (25.6)%		(5,459,535)

NET ASSETS – 100.0%		$21,339,730
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)	At September 30, 2014, the total market value of the Fund’s securities on loan was $5,326,521 and the total market value of the collateral held by the Fund was $5,527,612.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 99.7%
India – 99.7%
Auto Components – 1.2%
Amtek Auto Ltd.	525,283	$1,715,080
Amtek India Ltd.	135,308	202,874
Apollo Tyres Ltd.	2,124,855	7,010,026
Balkrishna Industries Ltd.	134,600	1,688,493
Bharat Forge Ltd.	444,363	5,923,641
Ceat Ltd.	7,900	101,667
Exide Industries Ltd.	1,365,241	3,749,107
Motherson Sumi Systems Ltd.	326,802	2,093,575
Sundram Fasteners Ltd.	152,795	375,679
Tube Investments of India Ltd.	27,948	147,071

Total Auto Components		23,007,213
Automobiles – 7.1%
Bajaj Auto Ltd.	390,808	14,880,571
Hero MotoCorp Ltd.	375,067	17,244,519
Mahindra & Mahindra Ltd.	1,804,872	39,767,970
Tata Motors Ltd.	8,579,542	69,757,400

Total Automobiles		141,650,460
Banks – 10.5%
Allahabad Bank	2,624,608	4,222,066
Bank of India	2,179,516	8,187,301
Bank of Maharashtra	395,700	269,097
Canara Bank	1,768,778	10,049,615
Corporation Bank	81,539	415,286
DCB Bank Ltd.*	743,998	1,012,517
Dena Bank	616,656	579,113
Federal Bank Ltd.	2,306,600	4,700,220
ICICI Bank Ltd.	3,431,482	79,650,276
IDBI Bank Ltd.	1,321,113	1,301,647
Indian Bank	947,605	2,362,108
Indian Overseas Bank	501,949	462,043
Jammu & Kashmir Bank Ltd. (The)	3,140,994	7,183,702
Karnataka Bank Ltd. (The)	1,482,173	2,711,877
Karur Vysya Bank Ltd. (The)	249,679	2,144,062
Kotak Mahindra Bank Ltd.	854,966	14,024,709
Lakshmi Vilas Bank Ltd. (The)	666,700	806,388
Oriental Bank of Commerce	1,451,607	5,397,693
State Bank of Bikaner & Jaipur	193,291	1,750,761
State Bank of India	1,167,052	46,215,335
Syndicate Bank	1,955,445	3,455,907
UCO Bank	2,852,843	3,683,844
Union Bank of India	2,336,674	7,143,200
Vijaya Bank	3,010,797	2,339,998

Total Banks		210,068,765
Biotechnology – 0.1%
Biocon Ltd.	190,152	1,533,901
Building Products – 0.1%
Sintex Industries Ltd.	1,385,911	1,620,187
Investments	Shares	Value
Capital Markets – 0.1%
JM Financial Ltd.	1,700,638	$1,076,667
PTC India Financial Services Ltd.	75,900	55,303

Total Capital Markets		1,131,970
Chemicals – 1.0%
Asian Paints Ltd.	756,942	7,715,881
Atul Ltd.	11,200	252,000
Bayer CropScience Ltd.	233	9,100
Berger Paints India Ltd.	42,368	259,998
Castrol India Ltd	269,564	1,873,767
Chambal Fertilizers & Chemicals Ltd.	1,183,476	1,117,174
Coromandel International Ltd.	555,700	2,751,957
DCM Shriram Ltd.	160,900	621,482
Dhanuka Agritech Ltd.	98,000	788,237
EID Parry India Ltd.*	27,902	103,955
Finolex Industries Ltd.	115,100	608,207
Godrej Industries Ltd.	146,013	727,464
Gujarat Fluorochemicals Ltd.	36,708	401,315
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	44
Monsanto India Ltd.	3,800	187,093
PI Industries Ltd.	60,760	444,583
Pidilite Industries Ltd.	175,612	1,129,137
Rashtriya Chemicals & Fertilizers Ltd.	274,200	233,310
Supreme Industries Ltd.	59,053	624,139

Total Chemicals		19,848,843
Construction & Engineering – 1.6%
Ashoka Buildcon Ltd.	1,600	3,486
Engineers India Ltd.	289,053	1,144,324
IRB Infrastructure Developers Ltd.	1,462,566	5,472,782
Larsen & Toubro Ltd.	878,485	20,742,402
Voltas Ltd.	1,057,161	4,135,526

Total Construction & Engineering		31,498,520
Construction Materials – 1.4%
ACC Ltd.	223,947	5,074,887
Ambuja Cements Ltd.	2,688,398	9,302,310
JK Cement Ltd.	42,363	381,685
Ramco Cements Ltd. (The)	341,856	1,782,622
Ultratech Cement Ltd.	275,026	11,719,109

Total Construction Materials		28,260,613
Consumer Finance – 1.9%
Bajaj Finance Ltd.	65,448	2,883,803
Mahindra & Mahindra Financial Services Ltd.	1,497,184	6,632,603
Manappuram Finance Ltd.	4,120,709	1,971,615
Muthoot Finance Ltd.	1,474,176	4,878,912
Shriram City Union Finance Ltd.	37,040	981,896
Shriram Transport Finance Co., Ltd.	1,240,617	18,727,772
Sundaram Finance Ltd.	93,218	1,969,411

Total Consumer Finance		38,046,012
Containers & Packaging – 0.0%
Ess Dee Aluminium Ltd.	70,944	468,384

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2014

Investments	Shares	Value
Diversified Consumer Services – 0.0%
Tree House Education and Accessories Ltd.	62,700	$499,387
Diversified Financial Services – 2.7%
Credit Analysis & Research Ltd.	92,765	2,255,439
CRISIL Ltd.	38,000	1,240,138
IFCI Ltd.	8,568,624	4,959,979
L&T Finance Holdings Ltd.	2,193,461	2,344,048
Power Finance Corp., Ltd.	5,473,705	20,792,280
Rural Electrification Corp., Ltd.	5,317,421	21,520,229
Srei Infrastructure Finance Ltd.	984,683	756,529

Total Diversified Financial Services		53,868,642
Diversified Telecommunication Services – 0.0%
Tata Communications Ltd.	12,200	70,798
Electric Utilities – 2.2%
CESC Ltd.	553,032	6,716,348
Power Grid Corp. of India Ltd.	9,332,574	20,437,672
Reliance Infrastructure Ltd.	1,660,334	15,739,031

Total Electric Utilities		42,893,051
Electrical Equipment – 1.1%
ABB India Ltd.	16,300	303,606
Amara Raja Batteries Ltd.	106,396	1,030,970
Bharat Heavy Electricals Ltd.	4,707,148	15,277,652
Havells India Ltd.	1,243,913	5,334,365

Total Electrical Equipment		21,946,593
Electronic Equipment, Instruments & Components – 0.3%
Redington India Ltd.	3,482,061	5,243,388
Energy Equipment & Services – 0.0%
Aban Offshore Ltd.	25,335	243,341
Food Products – 0.5%
Britannia Industries Ltd.	14,204	320,154
Kaveri Seed Co., Ltd.	13,488	177,238
KRBL Ltd.	1,172,600	1,901,488
McLeod Russel India Ltd.	287,490	1,353,195
Nestle India Ltd.	43,116	4,166,844
Rasoya Proteins Ltd.*	4,846,475	765,109
Tata Global Beverages Ltd.	704,485	1,817,676

Total Food Products		10,501,704
Gas Utilities – 1.3%
GAIL India Ltd.	2,692,854	19,596,879
Gujarat Gas Co., Ltd.	76,741	617,308
Gujarat State Petronet Ltd.	1,518,548	2,302,656
Indraprastha Gas Ltd.	349,003	2,370,858

Total Gas Utilities		24,887,701
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	154,970	2,812,093
Fortis Healthcare Ltd.*	400,563	758,190

Total Health Care Providers & Services		3,570,283
Hotels, Restaurants & Leisure – 0.1%
Cox & Kings Ltd.	291,354	1,490,736
Investments	Shares	Value
Jubilant Foodworks Ltd.*	23,104	$460,397

Total Hotels, Restaurants & Leisure		1,951,133
Household Products – 1.1%
Hindustan Unilever Ltd.	1,824,620	22,039,613
Jyothy Laboratories Ltd.	72,989	283,459

Total Household Products		22,323,072
Independent Power and Renewable Electricity Producers – 2.8%
Jaiprakash Power Ventures Ltd.*	223,669	45,089
JSW Energy Ltd.	4,033,405	4,617,256
NHPC Ltd.	17,368,402	5,469,809
NTPC Ltd.	19,231,023	43,313,395
PTC India Ltd.	1,260,384	1,740,783

Total Independent Power and Renewable Electricity Producers		55,186,332
Industrial Conglomerates – 0.4%
Aditya Birla Nuvo Ltd.	212,037	5,563,568
Siemens Ltd.	208,614	2,793,962

Total Industrial Conglomerates		8,357,530
Insurance – 0.4%
Bajaj Finserv Ltd.	405,588	7,418,596
Max India Ltd.	142,389	737,651

Total Insurance		8,156,247
Internet Software & Services – 0.0%
Info Edge India Ltd.	43,300	596,567
Just Dial Ltd.	2,174	57,402

Total Internet Software & Services		653,969
IT Services – 16.9%
CMC Ltd.	37,944	1,365,824
eClerx Services Ltd.	93,024	2,098,914
Firstsource Solutions Ltd.*	1,256,896	819,140
HCL Technologies Ltd.	1,414,169	39,264,027
Hexaware Technologies Ltd.	1,421,218	4,628,854
Infosys Ltd.	2,422,323	146,992,568
Mindtree Ltd.	296,358	5,654,363
Mphasis Ltd.	421,428	2,928,024
Polaris Financial Technology Ltd.	389,215	1,584,967
Tata Consultancy Services Ltd.	1,741,975	77,187,318
Tech Mahindra Ltd.	567,821	22,890,284
Wipro Ltd.	3,149,894	30,438,095
Ybrant Digital Ltd.*	1,295,200	1,361,051

Total IT Services		337,213,429
Life Sciences Tools & Services – 0.3%
Divi’s Laboratories Ltd.	204,531	5,962,231
Machinery – 0.5%
AIA Engineering Ltd.	40,540	617,224
Cummins India Ltd.	360,790	3,920,144
Eicher Motors Ltd.	16,038	3,108,921
Escorts Ltd.	359,390	884,509
Thermax Ltd.	66,444	987,677

Total Machinery		9,518,475

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2014

Investments	Shares	Value
Media – 0.7%
Eros International Media Ltd.*	32,610	$139,369
HT Media Ltd.	516,000	927,396
Inox Leisure Ltd.*	71,100	200,660
Jagran Prakashan Ltd.	323,304	652,785
PVR Ltd.	23,020	260,652
Sun TV Network Ltd.	494,061	2,705,096
Zee Entertainment Enterprises Ltd.	1,711,736	8,706,960

Total Media		13,592,918
Metals & Mining – 5.7%
Bhushan Steel Ltd.	30,887	58,813
Hindalco Industries Ltd.	6,392,275	16,223,917
Hindustan Copper Ltd.	192,910	249,102
Hindustan Zinc Ltd.	2,511,150	6,544,197
Jindal Steel & Power Ltd.	2,703,081	7,563,025
JSW Steel Ltd.	298,351	5,584,661
Maharashtra Seamless Ltd.	81,271	422,541
Mahindra Ugine Steel Co., Ltd.*	98,100	801,828
National Aluminium Co., Ltd.	156,165	145,772
NMDC Ltd.	7,117,924	19,062,575
Sesa Sterlite Ltd.	8,371,268	36,936,051
Steel Authority of India Ltd.	7,597,681	8,562,153
Tata Steel Ltd.	1,448,155	10,763,853
Welspun Corp., Ltd.	617,390	774,237

Total Metals & Mining		113,692,725
Oil, Gas & Consumable Fuels – 18.7%
Bharat Petroleum Corp., Ltd.	1,385,568	14,703,712
Cairn India Ltd.	9,006,578	45,477,677
Coal India Ltd.	4,834,508	26,720,520
Great Eastern Shipping Co., Ltd. (The)	448,867	3,138,653
Gujarat Mineral Development Corp., Ltd.	856,777	2,008,765
Hindustan Petroleum Corp., Ltd.	729,260	5,693,211
Indian Oil Corp., Ltd.	1,945,936	11,418,511
Mangalore Refinery & Petrochemicals Ltd.*	189,376	188,732
Oil & Natural Gas Corp., Ltd.	13,632,207	90,178,727
Petronet LNG Ltd.	2,339,244	7,120,756
Reliance Industries Ltd.	10,886,315	166,696,698

Total Oil, Gas & Consumable Fuels		373,345,962
Personal Products – 0.7%
Bajaj Corp., Ltd.	171,846	717,880
Colgate-Palmolive India Ltd.	71,559	2,019,027
Dabur India Ltd.	1,170,955	4,211,911
Emami Ltd.	7,407	83,617
Godrej Consumer Products Ltd.	360,528	5,771,017
Marico Ltd.	290,573	1,458,511

Total Personal Products		14,261,963
Pharmaceuticals – 4.1%
Aurobindo Pharma Ltd.	600,847	9,419,853
Cadila Healthcare Ltd.	203,877	4,364,242
Cipla Ltd.	1,224,184	12,424,199
Dr. Reddy’s Laboratories Ltd.	329,929	17,252,893
Glenmark Pharmaceuticals Ltd.	538,592	6,294,620
Investments	Shares	Value
Merck Ltd.	41,112	$566,122
Pfizer Ltd.	9,900	266,584
Sun Pharmaceutical Industries Ltd.	1,686,637	23,411,101
Suven Life Sciences Ltd.	25,700	76,921
Torrent Pharmaceuticals Ltd.	96,970	1,368,272
Wockhardt Ltd.	476,305	6,161,656
Wyeth Ltd.	17,400	307,007

Total Pharmaceuticals		81,913,470
Real Estate Management & Development – 0.7%
Anant Raj Ltd.	328,334	293,459
DLF Ltd.	516,694	1,262,035
Godrej Properties Ltd.	45,453	174,350
Housing Development & Infrastructure Ltd.*	1,849,936	2,505,621
Kolte-Patil Developers Ltd.	59,800	173,319
Oberoi Realty Ltd.	560,612	1,978,844
Omaxe Ltd.	273,732	571,974
Prestige Estates Projects Ltd.	451,369	1,607,125
Sobha Developers Ltd.	416,871	2,727,279
Sunteck Realty Ltd.	364,807	1,801,884
Unitech Ltd.*	3,577,785	1,091,989

Total Real Estate Management & Development		14,187,879
Software – 0.7%
KPIT Technologies Ltd.	824,994	2,132,615
NIIT Technologies Ltd.	386,686	2,506,008
Oracle Financial Services Software Ltd.	89,164	4,965,162
Tata Elxsi Ltd.	1,500	15,652
Vakrangee Ltd.	825,765	1,682,015
Zensar Technologies Ltd.	211,100	2,105,018

Total Software		13,406,470
Specialty Retail – 0.1%
PC Jeweller Ltd.	608,700	2,311,207
Textiles, Apparel & Luxury Goods – 0.3%
Arvind Ltd.	1,105,980	5,316,798
Bata India Ltd.	18,154	389,344
Vaibhav Global Ltd.*	55,300	772,911
Welspun India Ltd.	69,100	335,878

Total Textiles, Apparel & Luxury Goods		6,814,931
Thrifts & Mortgage Finance – 7.8%
Dewan Housing Finance Corp., Ltd.	517,011	2,795,593
Housing Development Finance Corp.	7,563,911	129,239,266
Indiabulls Housing Finance Ltd.	2,079,113	13,556,652
LIC Housing Finance Ltd.	1,934,858	10,197,478

Total Thrifts & Mortgage Finance		155,788,989
Tobacco – 1.7%
ITC Ltd.	5,739,607	34,404,186
Trading Companies & Distributors – 0.6%
Adani Enterprises Ltd.	1,460,054	11,127,711
Transportation Infrastructure – 0.5%
Adani Ports & Special Economic Zone Ltd.	2,101,262	9,443,091
Gateway Distriparks Ltd.	83,105	345,082

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2014

Investments	Shares	Value
IL&FS Transportation Networks Ltd.	101,600	$288,711

Total Transportation Infrastructure		10,076,884
Water Utilities – 0.0%
VA Tech Wabag Ltd.	1,395	38,126
Wireless Telecommunication Services – 1.6%
Bharti Airtel Ltd.	2,079,741	13,644,933
Bharti Infratel Ltd.	1,040,249	4,964,595
Idea Cellular Ltd.	2,861,020	7,694,550
Reliance Communications Ltd.	3,477,690	5,574,665

Total Wireless Telecommunication Services		31,878,743
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,667,756,269)		1,987,024,338
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		5,162,780

NET ASSETS – 100.0%		$1,992,187,118
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2014

Investments	Shares	Value
COMMON STOCKS – 99.8%
Bahrain – 1.9%
Ahli United Bank BSC	1,151,782	$919,028
Al-Salam Bank	330,913	174,784

Total Bahrain		1,093,812
Egypt – 9.9%
Commercial International Bank Egypt SAE	144,971	1,031,416
Eastern Tobacco	13,745	345,757
Juhayna Food Industries	56,181	78,574
Orascom Telecom Media and Technology Holding SAE	12,525,850	2,067,189
Sidi Kerir Petrochemicals Co.	277,802	748,700
Telecom Egypt Co.	744,483	1,431,688

Total Egypt		5,703,324
Jordan – 1.8%
Arab Bank PLC	93,760	996,968
Jordan Phosphate Mines	6,332	53,578

Total Jordan		1,050,546
Kuwait – 14.1%
Agility Public Warehousing Co. KSC	202,591	625,519
Ahli United Bank	127,864	292,768
ALAFCO Aviation Lease and Finance Co. KSCC	30,440	28,513
Boubyan Petrochemicals Co. KSCP	70,831	186,753
Burgan Bank SAK	119,338	227,705
Commercial Real Estate Co. KSCC	319,108	109,598
Ikarus Petroleum Industries Co. KPSC	265,841	178,918
KGL Logistics Co. KSCC	159,001	69,503
Kuwait Finance House KSCP	166,785	480,248
Kuwait Financial Centre KPSC	59,830	29,474
Kuwait Foods Americana†	47,418	506,669
Kuwait International Bank	145,716	164,294
Kuwait Projects Co. Holding KSCP	225,643	563,618
Mabanee Co. SAKC	38,811	142,722
Mobile Telecommunications Co. KSC	1,208,073	2,766,100
National Bank of Kuwait SAKP	515,347	1,752,090

Total Kuwait		8,124,492
Morocco – 7.8%
Attijariwafa Bank	22,273	877,761
BMCE Bank	10,488	263,809
Maroc Telecom	244,442	3,321,382

Total Morocco		4,462,952
Oman – 4.0%
Ahli Bank SAOG	169,278	108,162
Al Anwar Ceramic Tile Co.	64,643	96,712
Bank Muscat SAOG	327,961	661,033
Bank Sohar SAOG	140,154	88,097
National Bank of Oman SAOG	367,348	377,844
Oman Telecommunications Co. SAOG	231,081	996,349

Total Oman		2,328,197
Qatar – 31.8%
Al Khalij Commercial Bank	38,239	231,099
Barwa Real Estate Co.	58,215	640,191
Investments	Shares	Value
Commercial Bank of Qatar QSC (The)	65,928	$1,270,805
Doha Bank QSC	63,883	1,017,385
Gulf International Services OSC	16,503	556,459
Industries Qatar QSC	76,276	3,899,775
Masraf Al Rayan	70,019	1,070,886
Mazaya Qatar Real Estate Development QSC	13,307	88,935
National Leasing	7,054	54,136
Ooredoo QSC	36,164	1,315,723
Qatar Electricity & Water Co.	13,770	718,389
Qatar Fuel Co. QSC	6,872	423,426
Qatar Gas Transport Co. Nakilat	83,942	560,320
Qatar Insurance Co. SAQ	11,113	300,566
Qatar International Islamic Bank QSC	23,961	592,791
Qatar Islamic Bank SAQ	33,554	1,039,263
Qatar National Bank SAQ	71,876	4,002,431
Qatari Investors Group QSC	12,539	201,070
United Development Co. PSC	39,544	314,884
Widam Food Co.	2,824	48,851

Total Qatar		18,347,385
United Arab Emirates – 28.5%
Abu Dhabi Commercial Bank PJSC	1,014,661	2,339,857
Aldar Properties PJSC	675,072	720,479
Aramex PJSC	110,765	96,502
DP World Ltd.	40,349	837,242
Dubai Investments PJSC	669,575	654,453
Dubai Islamic Bank PJSC	638,687	1,443,282
Emaar Properties PJSC	442,068	1,390,132
Emirates NBD PJSC	977,028	2,630,803
First Gulf Bank PJSC	744,033	3,798,206
Gulf Cement Co. PSC	115,853	47,426
National Bank of Abu Dhabi PJSC	457,390	1,799,449
National Central Cooling Co. PJSC	146,278	66,907
RAK Properties PJSC	665,305	181,137
Union National Bank PJSC	217,620	396,378

Total United Arab Emirates		16,402,253
TOTAL COMMON STOCKS (Cost: $45,447,721)		57,512,961

	Principal Amount
CONVERTIBLE BOND – 0.0%
Oman – 0.0%
Bank Muscat SAOG 4.50%, 3/20/17† (Cost: $12,813)	$48,842 OMR	13,892
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $45,460,534)		57,526,853
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		131,275

NET ASSETS – 100.0%		$57,658,128
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $520,561, which represents 0.9% of net assets.

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

OMR – Omani rial

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2014

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China Dividend ex-Financials Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets Dividend Growth Fund
ASSETS:

Investments, at cost	$44,295,108	$22,753,786	$18,089,479	$22,060,451	$33,227,031

Investment in affiliates, at cost (Note 8)	2,606	—	25,307	—	—

Foreign currency, at cost	40,946	607	10,907	14,139	41,001
Investments in securities, at value (including securities on loan) (Note 2)[1]	48,539,638	22,449,661	17,574,136	22,778,124	33,552,958
Investment in affiliates, at value (Note 8)	2,379	—	24,539	—	—

Cash	77,319	11,138	1,842	3,407	15,889

Foreign currency, at value	40,536	607	10,863	14,004	41,058

Unrealized appreciation on forward foreign currency contracts	—	—	9	—	—

Receivables:

Dividends and interest	136,338	46,001	66,267	13,850	24,017

Foreign tax reclaims	—	—	22,322	—	—
Total Assets	48,796,210	22,507,407	17,699,978	22,809,385	33,633,922
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	114	—	34	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	1,837,856	4,172,144	1,622,084	2,694,398	2,960,367

Investment securities purchased	97,972	—	13,844	—	—

Advisory fees (Note 3)	19,641	10,117	8,148	10,918	16,726

Service fees (Note 2)	180	71	62	76	117

Foreign capital gains tax	—	—	—	28,334	—
Total Liabilities	1,955,763	4,182,332	1,644,172	2,733,726	2,977,210
NET ASSETS	$46,840,447	$18,325,075	$16,055,806	$20,075,659	$30,656,712
NET ASSETS:

Paid-in capital	$65,748,737	$19,588,689	$33,166,916	$19,443,690	$30,464,195

Undistributed net investment income	58,384	145,504	40,415	35,862	41,494

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(23,204,989)	(1,104,918)	(16,632,648)	(92,904)	(174,740)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,238,315	(304,200)	(518,877)	689,011	325,763
NET ASSETS	$46,840,447	$18,325,075	$16,055,806	$20,075,659	$30,656,712
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	350,000	550,000	800,000	1,200,000
Net asset value per share	$66.91	$52.36	$29.19	$25.09	$25.55
[1]	Market value of securities out on loan were as follows: $2,042,183, $3,954,933, $1,846,579, $2,557,101 and $2,804,907, respectively.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2014

	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global Equity Income Fund	WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$3,617,964,279	$1,858,869,635	$115,818,548	$65,871,449	$117,677,617

Investment in affiliates, at cost (Note 8)	—	67,598	164,882	42,377	214,607

Foreign currency, at cost	7,025,534	9,896,170	121,434	60,234	108,005
Investments in securities, at value (including securities on loan) (Note 2)[1]	3,480,233,496	2,006,903,140	134,401,230	70,412,415	124,973,355
Investment in affiliates, at value (Note 8)	—	61,779	161,266	42,122	202,618

Cash	5,621,845	54,790	55,378	54,232	95,403

Foreign currency, at value	7,014,705	9,885,910	120,063	59,773	107,375

Unrealized appreciation on forward foreign currency contracts	114	—	116	1	119

Receivables:

Dividends and interest	9,009,390	3,871,705	315,278	84,877	283,813

Investment securities sold	9,759,771	—	10,205	—	—

Foreign tax reclaims	1,667	—	111,821	81,849	15,646
Total Assets	3,511,640,988	2,020,777,324	135,175,357	70,735,269	125,678,329
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	2,004	463	56	66	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	72,531,483	80,257,433	18,927,223	4,845,506	7,409,494

Investment securities purchased	40,029	—	100,436	30,216	90,265

Capital shares redeemed	9,600,875	—	—	—	—

Advisory fees (Note 3)	1,947,077	1,051,970	57,437	31,020	62,245

Service fees (Note 2)	13,599	7,363	437	236	474
Total Liabilities	84,135,067	81,317,229	19,085,589	4,907,044	7,562,478
NET ASSETS	$3,427,505,921	$1,939,460,095	$116,089,768	$65,828,225	$118,115,851
NET ASSETS:

Paid-in capital	$4,286,222,384	$2,059,014,321	$124,413,279	$86,697,033	$171,016,848

Undistributed (Distributions in excess of) net investment income	7,841,960	(597,186)	193,938	77,885	(6,385,583)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(728,520,343)	(266,801,803)	(27,082,445)	(25,481,130)	(53,796,408)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(138,038,080)	147,844,763	18,564,996	4,534,437	7,280,994
NET ASSETS	$3,427,505,921	$1,939,460,095	$116,089,768	$65,828,225	$118,115,851
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	71,400,000	41,700,000	2,500,000	1,300,000	4,150,000
Net asset value per share	$48.00	$46.51	$46.44	$50.64	$28.46
[1]	Market value of securities out on loan were as follows: $227,138,789, $126,254,212, $20,533,748, $4,650,243 and $6,964,511, respectively.

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2014

	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund[1]	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$27,142,412	$30,371,691	$1,667,756,269	$45,460,534

Investment in affiliates, at cost (Note 8)	32,622	20,723	—	—

Foreign currency, at cost	9,050	13,748	3,393,308	26,432
Investments in securities, at value (including securities on loan) (Note 2)[2]	26,928,107	26,779,558	1,987,024,338	57,526,853

Investment in affiliates, at value (Note 8)	31,095	19,707	—	—

Cash	3,184	2,343	1,921,994	53,930

Foreign currency, at value	8,950	13,608	3,346,984	26,431

Unrealized appreciation on forward foreign currency contracts	7	13	—	—

Receivables:

Dividends and interest	154,325	50,635	1,416,598	93,306

Foreign tax reclaims	14,483	12,330	—	—
Total Assets	27,140,151	26,878,194	1,993,709,914	57,700,520
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	28	—	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	3,091,157	5,527,612	—	—

Investment securities purchased	—	—	99,702	—

Advisory fees (Note 3)	11,919	10,770	1,415,590	42,181

Service fees (Note 2)	91	82	7,504	211
Total Liabilities	3,103,195	5,538,464	1,522,796	42,392
NET ASSETS	$24,036,956	$21,339,730	$1,992,187,118	$57,658,128
NET ASSETS:

Paid-in capital	$50,038,901	$42,540,911	$2,015,878,586	$54,248,958

Undistributed net investment income	55,513	40,021	1,989,857	253,841

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(25,831,070)	(17,645,619)	(344,877,048)	(8,910,158)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(226,388)	(3,595,583)	319,195,723	12,065,487
NET ASSETS	$24,036,956	$21,339,730	$1,992,187,118	$57,658,128
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,250,000	1,050,000	90,600,000	2,400,000
Net asset value per share	$19.23	$20.32	$21.99	$24.02
[1]	Consolidated.

[2]	Market value of securities out on loan were as follows: $3,005,350, $5,326,521, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Statements of Operations (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2014

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China Dividend ex-Financials Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$1,369,087	$495,483	$547,915	$312,235	$495,950

Dividends from affiliates (Note 8)	1,164	—	1,058	—	—

Interest	3	—	2	4	5

Securities lending income (Note 2)	7,220	15,510	25,064	2,629	2,846
Total investment income	1,377,474	510,993	574,039	314,868	498,801
EXPENSES:

Advisory fees (Note 3)	121,724	58,427	58,539	64,930	82,675

Service fees (Note 2)	1,116	408	444	454	577

Proxy fees (Note 2)	3,442	921	1,360	553	904
Total expenses	126,282	59,756	60,343	65,937	84,156
Expense waivers (Note 3)	(49)	—	(71)	—	—
Net expenses	126,233	59,756	60,272	65,937	84,156
Net investment income	1,251,241	451,237	513,767	248,931	414,645
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	421,919	(124,063)	(265,180)	(52,593)	(87,338)

Investment transactions in affiliates (Note 8)	(5,502)	—	(31)	—	—

In-kind redemptions	760,414	—	589,640	—	—

In-kind redemptions in affiliates (Note 8)	16	—	142	—	—

Forward foreign currency contracts and foreign currency related transactions	(2,318)	66	(1,818)	(413)	(2,214)
Net realized gain (loss)	1,174,529	(123,997)	322,753	(53,006)	(89,552)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[2]	(132,869)	882,259	(1,016,084)	501,219	116,723

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,231)	(75)	(5,616)	(972)	(538)
Net change in unrealized appreciation (depreciation)	(142,100)	882,184	(1,021,700)	500,247	116,185
Net realized and unrealized gain (loss) on investments	1,032,429	758,187	(698,947)	447,241	26,633
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,283,670	$1,209,424	$(185,180)	$696,172	$441,278
[1]	Net of foreign withholding tax of $107,218, $40,419, $91,119, $35,295 and $66,912, respectively.

[2]	Net of deferred foreign capital gain taxes of $0, $0, $0, $17,799 and $0, respectively.

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2014

	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global Equity Income Fund	WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$135,630,244	$44,944,523	$3,211,521	$1,071,773	$3,843,773

Dividends from affiliates (Note 8)	—	85,983	9,588	4,310	4,911

Securities lending income (Note 2)	1,587,161	879,616	78,955	20,275	33,584
Total investment income	137,217,405	45,910,122	3,300,064	1,096,358	3,882,268
EXPENSES:

Advisory fees (Note 3)	12,258,448	6,092,658	356,239	185,673	382,719

Service fees (Note 2)	85,615	42,552	2,703	1,408	2,903

Proxy fees (Note 2)	185,467	71,791	5,326	2,702	7,151
Total expenses	12,529,530	6,207,001	364,268	189,783	392,773
Expense waivers (Note 3)	—	(14,366)	(512)	(294)	(676)
Net expenses	12,529,530	6,192,635	363,756	189,489	392,097
Net investment income	124,687,875	39,717,487	2,936,308	906,869	3,490,171
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(23,907,216)	(13,322,113)	386,184	118,785	54,047

Investment transactions in affiliates (Note 8)	—	111,058	(16,782)	(2,934)	260

In-kind redemptions	16,610,710	1,426,865	1,373,059	—	5,157,189

In-kind redemptions in affiliates (Note 8)	—	1,619	98	—	(702)

Forward foreign currency contracts and foreign currency related transactions	(587,275)	(140,919)	(7,002)	(5,755)	(5,069)
Net realized gain (loss)	(7,883,781)	(11,923,490)	1,735,557	110,096	5,205,725
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(67,241,821)	13,936,527	(4,263,446)	(1,471,534)	(2,115,242)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(348,810)	(230,107)	(21,830)	(9,046)	(5,169)
Net change in unrealized appreciation (depreciation)	(67,590,631)	13,706,420	(4,285,276)	(1,480,580)	(2,120,411)
Net realized and unrealized gain (loss) on investments	(75,474,412)	1,782,930	(2,549,719)	(1,370,484)	3,085,314
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,213,463	$41,500,417	$386,589	$(463,615)	$6,575,485
[1]	Net of foreign withholding tax of $17,934,774, $7,417,503, $276,109, $110,987 and $319,770, respectively.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Statements of Operations (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2014

	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund[1]	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$806,201	$524,386	$18,106,661	$779,938

Dividends from affiliates (Note 8)	2,911	1,280	—	—

Interest	—	—	—	2,874

Securities lending income (Note 2)	25,080	19,116	—	—
Total investment income	834,192	544,782	18,106,661	782,812
EXPENSES:

Advisory fees (Note 3)	73,123	68,055	6,420,052	291,593

Service fees (Note 2)	555	516	34,035	1,458

Interest expense (Note 9)	—	—	102,633	—

Proxy fees (Note 2)	1,884	1,566	33,120	1,907
Total expenses	75,562	70,137	6,589,840	294,958
Expense waivers (Note 3)	(87)	(36)	—	—
Net expenses	75,475	70,101	6,589,840	294,958
Net investment income	758,717	474,681	11,516,821	487,854
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:

Investment transactions	(1,614)	(6,793)	54,297,798	(157)

Investment transactions in affiliates (Note 8)	(2,594)	596	—	—

In-kind redemptions	1,208,663	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(7,836)	(2,154)	(1,547,498)	(97,791)
Net realized gain (loss)	1,196,619	(8,351)	52,750,300	(97,948)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,598,965)	(1,021,164)	89,768,342	3,101,704

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(10,959)	(3,280)	(28,541)	(724)
Net change in unrealized appreciation (depreciation)	(1,609,924)	(1,024,444)	89,739,801	3,100,980
Net realized and unrealized gain (loss) on investments	(413,305)	(1,032,795)	142,490,101	3,003,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$345,412	$(558,114)	$154,006,922	$3,490,886
[1]	Consolidated.

[2]	Net of foreign withholding tax of $99,397, $57,478, $0 and $68,302, respectively.

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China Dividend ex-Financials Fund		WisdomTree Commodity Country Equity Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,251,241	$2,529,926	$451,237	$697,375	$513,767	$842,377

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,174,529	485,059	(123,997)	(1,087,573)	322,753	(908,730)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(142,100)	(5,832,833)	882,184	(754,712)	(1,021,700)	(83,276)
Net increase (decrease) in net assets resulting from operations	2,283,670	(2,817,848)	1,209,424	(1,144,910)	(185,180)	(149,629)
DIVIDENDS:

Net investment income	(1,216,005)	(2,489,523)	(280,004)	(717,428)	(553,011)	(815,003)
CAPITAL SHARE TRANSACTIONS:

Cost of shares redeemed	(6,805,857)	(38,300,577)	—	(17,073,389)	(4,728,140)	(1,512,206)
Net Increase (Decrease) in Net Assets	(5,738,192)	(43,607,948)	929,420	(18,935,727)	(5,466,331)	(2,476,838)
NET ASSETS:

Beginning of period	$52,578,639	$96,186,587	$17,395,655	$36,331,382	$21,522,137	$23,998,975

End of period	$46,840,447	$52,578,639	$18,325,075	$17,395,655	$16,055,806	$21,522,137
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$58,384	$23,148	$145,504	$(25,729)	$40,415	$79,659
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	1,400,000	350,000	700,002	700,000	750,000

Shares created	—	—	—	—	—	—

Shares redeemed	(100,000)	(600,000)	—	(350,002)	(150,000)	(50,000)
Shares outstanding, end of period	700,000	800,000	350,000	350,000	550,000	700,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets Consumer Growth Fund		WisdomTree Emerging Markets Dividend Growth Fund		WisdomTree Emerging Markets Equity Income Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period September 27, 2013* through March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period August 1, 2013* through March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$248,931	$86,756	$414,645	$216,062	$124,687,875	$205,421,038

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(53,006)	(28,862)	(89,552)	(78,736)	(7,883,781)	(286,034,186)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	500,247	188,764	116,185	209,578	(67,590,631)	(311,092,877)
Net increase (decrease) in net assets resulting from operations	696,172	246,658	441,278	346,904	49,213,463	(391,706,025)
DIVIDENDS:

Net investment income	(268,000)	(42,861)	(438,004)	(158,839)	(124,594,628)	(205,548,331)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	19,443,684	10,713,964	19,751,405	—	673,784,277

Cost of shares redeemed	—	(94)	—	(96)	(385,967,119)	(1,662,744,077)
Net increase (decrease) in net assets resulting from capital share transactions	—	19,443,590	10,713,964	19,751,309	(385,967,119)	(988,959,800)
Net Increase (Decrease) in Net Assets	428,172	19,647,387	10,717,238	19,939,374	(461,348,284)	(1,586,214,156)
NET ASSETS:

Beginning of period	$19,647,487	$100	$19,939,474	$100	$3,888,854,205	$5,475,068,361

End of period	$20,075,659	$19,647,487	$30,656,712	$19,939,474	$3,427,505,921	$3,888,854,205
Undistributed net investment income included in net assets at end of period	$35,862	$54,931	$41,494	$64,853	$7,841,960	$7,748,713
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	4	800,000	4	79,000,000	99,900,000

Shares created	—	800,000	400,000	800,000	—	13,300,000

Shares redeemed	—	(4)	—	(4)	(7,600,000)	(34,200,000)
Shares outstanding, end of period	800,000	800,000	1,200,000	800,000	71,400,000	79,000,000
*	Commencement of operations.

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global Equity Income Fund		WisdomTree Global ex-U.S. Dividend Growth Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$39,717,487	$49,362,809	$2,936,308	$5,216,677	$906,869	$1,879,048

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(11,923,490)	(55,875,271)	1,735,557	(4,113,299)	110,096	(1,376,995)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	13,706,420	(86,026,596)	(4,285,276)	12,797,532	(1,480,580)	(135,134)
Net increase (decrease) in net assets resulting from operations	41,500,417	(92,539,058)	386,589	13,900,910	(463,615)	366,919
DIVIDENDS:

Net investment income	(42,247,311)	(54,318,601)	(2,999,000)	(5,168,178)	(995,012)	(1,834,214)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	135,540,366	593,919,699	—	11,320,726	5,275,266	4,797,457

Cost of shares redeemed	(9,659,912)	(106,834,506)	(4,824,322)	—	—	(29,295,190)
Net increase (decrease) in net assets resulting from capital share transactions	125,880,454	487,085,193	(4,824,322)	11,320,726	5,275,266	(24,497,733)
Net Increase (Decrease) in Net Assets	125,133,560	340,227,534	(7,436,733)	20,053,458	3,816,639	(25,965,028)
NET ASSETS:

Beginning of period	$1,814,326,535	$1,474,099,001	$123,526,501	$103,473,043	$62,011,586	$87,976,614

End of period	$1,939,460,095	$1,814,326,535	$116,089,768	$123,526,501	$65,828,225	$62,011,586
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(597,186)	$1,932,638	$193,938	$256,630	$77,885	$166,028
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	39,100,000	28,800,000	2,600,000	2,350,000	1,200,000	1,700,000

Shares created	2,800,000	12,600,000	—	250,000	100,000	100,000

Shares redeemed	(200,000)	(2,300,000)	(100,000)	—	—	(600,000)
Shares outstanding, end of period	41,700,000	39,100,000	2,500,000	2,600,000	1,300,000	1,200,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global Natural Resources Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,490,171	$4,233,371	$758,717	$1,398,657	$474,681	$809,684

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	5,205,725	444,958	1,196,619	(2,837,011)	(8,351)	(1,920,540)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,120,411)	(8,262,076)	(1,609,924)	5,329,144	(1,024,444)	357,387
Net increase (decrease) in net assets resulting from operations	6,575,485	(3,583,747)	345,412	3,890,790	(558,114)	(753,469)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(3,124,050)	(4,770,599)	(735,004)	(1,422,728)	(485,006)	(785,058)

Return of capital	—	(401,422)	—	—	—	—
Total dividends and distributions	(3,124,050)	(5,172,021)	(735,004)	(1,422,728)	(485,006)	(785,058)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,014,831	26,922,169	1,019,963	893,648	—	—

Cost of shares redeemed	(22,074,338)	(4,073,300)	(6,840,789)	(10,548,693)	—	(1,042,425)
Net increase (decrease) in net assets resulting from capital share transactions	(13,059,507)	22,848,869	(5,820,826)	(9,655,045)	—	(1,042,425)
Net Increase (Decrease) in Net Assets	(9,608,072)	14,093,101	(6,210,418)	(7,186,983)	(1,043,120)	(2,580,952)
NET ASSETS:

Beginning of period	$127,723,923	$113,630,822	$30,247,374	$37,434,357	$22,382,850	$24,963,802

End of period	$118,115,851	$127,723,923	$24,036,956	$30,247,374	$21,339,730	$22,382,850
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(6,385,583)	$(6,751,704)	$55,513	$31,800	$40,021	$50,346
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	3,800,000	1,550,000	2,100,000	1,050,000	1,100,000

Shares created	300,000	950,000	50,000	50,000	—	—

Shares redeemed	(750,000)	(150,000)	(350,000)	(600,000)	—	(50,000)
Shares outstanding, end of period	4,150,000	4,600,000	1,250,000	1,550,000	1,050,000	1,050,000

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree India Earnings Fund[1]		WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,516,821	$13,634,279	$487,854	$1,664,031

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	52,750,300	(132,148,355)	(97,948)	203,740

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	89,739,801	192,991,984	3,100,980	7,294,584
Net increase (decrease) in net assets resulting from operations	154,006,922	74,477,908	3,490,886	9,162,355
DIVIDENDS:

Net investment income	(10,397,856)	(11,794,964)	(735,240)	(1,267,094)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	927,836,073	253,828,101	28,045,920	31,324,349

Cost of shares redeemed	(18,321,662)	(448,521,614)	(26,860,549)	—
Net increase (decrease) in net assets resulting from capital share transactions	909,514,411	(194,693,513)	1,185,371	31,324,349
Net Increase (Decrease) in Net Assets	1,053,123,477	(132,010,569)	3,941,017	39,219,610
NET ASSETS:

Beginning of period	$939,063,641	$1,071,074,210	$53,717,111	$14,497,501

End of period	$1,992,187,118	$939,063,641	$57,658,128	$53,717,111
Undistributed net investment income included in net assets at end of period	$1,989,857	$870,892	$253,841	$501,227
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	49,600,000	59,600,000	2,400,000	900,000

Shares created	41,800,000	16,800,000	1,200,000	1,500,000

Shares redeemed	(800,000)	(26,800,000)	(1,200,000)	—
Shares outstanding, end of period	90,600,000	49,600,000	2,400,000	2,400,000
[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$65.72	$68.70	$64.05	$67.99	$61.40	$37.09
Investment operations:
Net investment income[2]	1.72	2.25	2.27	2.14	2.51	1.79
Net realized and unrealized gain (loss)	1.21	(3.01)	4.65	(3.85)	6.59	24.23
Total from investment operations	2.93	(0.76)	6.92	(1.71)	9.10	26.02
Dividends to shareholders:
Net investment income	(1.74)	(2.22)	(2.27)	(2.23)	(2.51)	(1.71)
Net asset value, end of period	$66.91	$65.72	$68.70	$64.05	$67.99	$61.40

TOTAL RETURN[3]	4.41%	(0.98)%	11.18%	(2.22)%	15.33%	70.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$46,840	$52,579	$96,187	$89,672	$88,388	$89,033
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.49%[5,6]	0.48%[5]	0.48%[5]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.49%[5,6]	0.48%[5]	0.48%[5]	0.48%	0.48%	0.48%
Net investment income	4.93%[5]	3.35%[5]	3.53%[5]	3.42%	4.05%	3.11%
Portfolio turnover rate[7]	3%	21%	26%	60%	27%	18%

WisdomTree China Dividend ex-Financials Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$49.70	$51.90	$50.02
Investment operations:
Net investment income (loss)[2]	1.29	1.39	(0.14)
Net realized and unrealized gain (loss)	2.17	(2.15)	2.02
Total from investment operations	3.46	(0.76)	1.88
Dividends to shareholders:
Net investment income	(0.80)	(1.44)	—
Net asset value, end of period	$52.36	$49.70	$51.90

TOTAL RETURN[3]	6.96%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,325	$17,396	$36,331
Ratios to average net assets of:
Expenses	0.64%[5,8]	0.63%[5]	0.63%[5]
Net investment income (loss)	4.87%[5]	2.75%[5]	(0.51)%[5]
Portfolio turnover rate[7]	3%	21%	0%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree Asia Pacific ex-Japan Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.48% and the expense ratio (prior to expense waivers) would have been 0.48%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[8]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.63%.

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Commodity Country Equity Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$30.75	$32.00	$31.44	$33.21	$28.90	$16.04
Investment operations:
Net investment income[2]	0.81	1.14	1.13	1.09	0.53	0.47
Net realized and unrealized gain (loss)	(1.46)	(1.29)	0.56	(1.76)	4.33	12.80
Total from investment operations	(0.65)	(0.15)	1.69	(0.67)	4.86	13.27
Dividends to shareholders:
Net investment income	(0.91)	(1.10)	(1.13)	(1.10)	(0.55)	(0.41)
Net asset value, end of period	$29.19	$30.75	$32.00	$31.44	$33.21	$28.90

TOTAL RETURN[3]	(2.31)%	(0.22)%	5.72%	(1.77)%	17.31%	83.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,056	$21,522	$23,999	$31,439	$43,172	$49,137
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	5.09%[5]	3.75%[5]	3.71%[5]	3.52%	1.86%	1.91%
Portfolio turnover rate[7]	3%	23%	22%	116%	35%	25%

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$24.56	$24.79
Investment operations:
Net investment income[2]	0.31	0.17
Net realized and unrealized gain (loss)	0.56	(0.33)
Total from investment operations	0.87	(0.16)
Dividends to shareholders:
Net investment income	(0.34)	(0.07)
Net asset value, end of period	$25.09	$24.56

TOTAL RETURN[3]	3.51%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,076	$19,647
Ratios to average net assets[4] of:
Expenses	0.64%[5,8]	0.63%[5]
Net investment income	2.42%[5]	1.46%[5]
Portfolio turnover rate[7]	1%	7%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree Commodity Country Equity Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[8]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Dividend Growth Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$24.92	$25.22
Investment operations:
Net investment income[1]	0.42	0.33
Net realized and unrealized gain (loss)	0.65	(0.42)
Total from investment operations	1.07	(0.09)
Dividends to shareholders:
Net investment income	(0.44)	(0.21)
Net asset value, end of period	$25.55	$24.92

TOTAL RETURN[2]	4.27%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,657	$19,939
Ratios to average net assets[6] of:
Expenses	0.64%[3,4]	0.63%[3]
Net investment income	3.16%[3]	2.03%[3]
Portfolio turnover rate[5]	2%	3%

WisdomTree Emerging Markets Equity Income Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$49.23	$54.81	$57.34	$60.51	$52.02	$31.11
Investment operations:
Net investment income[1]	1.65	2.16	1.78	2.25	1.89	1.48
Net realized and unrealized gain (loss)	(1.18)	(5.60)	(2.50)	(3.11)	8.55	21.00
Total from investment operations	0.47	(3.44)	(0.72)	(0.86)	10.44	22.48
Dividends to shareholders:
Net investment income	(1.70)	(2.14)	(1.81)	(2.31)	(1.95)	(1.57)
Net asset value, end of period	$48.00	$49.23	$54.81	$57.34	$60.51	$52.02

TOTAL RETURN[2]	0.84%	(6.22)%	(1.05)%	(1.03)%	20.75%	73.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,427,506	$3,888,854	$5,475,068	$3,640,891	$1,325,257	$540,990
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.64%[3,7]	0.63%[3]	0.63%[3]	0.63%	0.63%	0.63%
Expenses, prior to expense waivers	0.64%[3,7]	0.63%[3]	0.63%[3]	0.63%	0.63%	0.63%
Net investment income	6.41%[3]	4.20%[3]	3.32%[3]	4.12%	3.47%	3.26%
Portfolio turnover rate[5]	4%	39%	47%	37%	33%	44%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree Emerging Markets Equity Income Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.63%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.63% and the expense ratio (prior to expense waivers) would have been 0.63%.

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$46.40	$51.18	$47.80	$53.30	$44.51	$24.62
Investment operations:
Net investment income[1]	0.99	1.40	1.15	1.47	1.32	1.02
Net realized and unrealized gain (loss)	0.16	(4.57)	3.69	(5.31)	8.86	20.00
Total from investment operations	1.15	(3.17)	4.84	(3.84)	10.18	21.02
Dividends to shareholders:
Net investment income	(1.04)	(1.61)	(1.46)	(1.66)	(1.39)	(1.13)
Net asset value, end of period	$46.51	$46.40	$51.18	$47.80	$53.30	$44.51

TOTAL RETURN[2]	2.43%	(6.08)%	10.58%	(6.88)%	23.38%	86.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,939,460	$1,814,327	$1,474,099	$1,022,868	$927,463	$342,754
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.64%[4,5]	0.63%[4]	0.63%[4]	0.63%[6]	0.63%[6]	0.63%[6]
Expenses, prior to expense waivers	0.64%[4,5]	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%
Net investment income	4.11%[4]	2.96%[4]	2.49%[4]	3.13%	2.68%	2.59%
Portfolio turnover rate[7]	5%	26%	44%	53%	35%	38%

WisdomTree Global Equity Income Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[8]
Net asset value, beginning of period	$47.51	$44.03	$41.50	$44.66	$40.99	$26.84
Investment operations:
Net investment income[1]	1.17	2.11	1.68	1.86	1.52	2.07
Net realized and unrealized gain (loss)	(1.04)	3.46	2.51	(3.14)	3.63	14.28
Total from investment operations	0.13	5.57	4.19	(1.28)	5.15	16.35
Dividends to shareholders:
Net investment income	(1.20)	(2.09)	(1.66)	(1.88)	(1.48)	(2.20)
Net asset value, end of period	$46.44	$47.51	$44.03	$41.50	$44.66	$40.99

TOTAL RETURN[2]	0.17%	13.13%	10.51%	(2.70)%	13.12%	62.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$116,090	$123,527	$103,473	$91,304	$78,147	$43,042
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.26%[9]
Expenses, prior to expense waivers	0.59%[4,5]	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	4.78%[4]	4.60%[4]	4.10%[4]	4.53%	3.74%	5.49%
Portfolio turnover rate[7]	3%	25%	32%	25%	35%	94%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.63% and 0.58%, and the expense ratio (prior to expense waivers) would have been 0.63% and 0.58%, for WisdomTree Emerging Markets SmallCap Dividend Fund and WisdomTree Global Equity Income Fund, respectively.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[8]

The information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[9]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Dividend Growth Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
Net asset value, beginning of period	$51.68	$51.75	$50.70	$54.94	$49.61	$35.41
Investment operations:
Net investment income[2]	0.75	1.38	1.34	1.39	1.41	1.11
Net realized and unrealized gain (loss)	(0.99)	(0.19)	1.08	(4.32)	5.22	14.94
Total from investment operations	(0.24)	1.19	2.42	(2.93)	6.63	16.05
Dividends to shareholders:
Net investment income	(0.80)	(1.26)	(1.37)	(1.31)	(1.30)	(1.85)
Net asset value, end of period	$50.64	$51.68	$51.75	$50.70	$54.94	$49.61

TOTAL RETURN[3]	(0.52)%	2.53%	5.03%	(5.20)%	13.67%	46.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$65,828	$62,012	$87,977	$55,774	$49,446	$24,805
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%[7]	0.57%[7]	0.58%[7]
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	2.83%[5]	2.73%[5]	2.72%[5]	2.73%	2.80%	2.54%
Portfolio turnover rate[8]	2%	93%	59%	28%	68%	121%

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[9]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$27.77	$29.90	$26.40	$28.86	$26.75	$16.92
Investment operations:
Net investment income[2]	0.79	0.96	0.97	1.15	0.96	0.96
Net realized and unrealized gain (loss)	0.62	(1.84)	4.87	(2.32)	3.83	11.39
Total from investment operations	1.41	(0.88)	5.84	(1.17)	4.79	12.35
Dividends and distributions to shareholders:
Net investment income	(0.72)	(1.17)	(2.34)	(1.21)	(2.68)	(2.52)
Return of capital	—	(0.08)	—	(0.08)	—	—
Total dividends and distributions to shareholders	(0.72)	(1.25)	(2.34)	(1.29)	(2.68)	(2.52)
Net asset value, end of period	$28.46	$27.77	$29.90	$26.40	$28.86	$26.75

TOTAL RETURN[3]	5.00%	(2.70)%	22.62%	(3.99)%	18.81%	74.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$118,116	$127,724	$113,631	$108,221	$122,670	$84,276
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	5.29%[5]	3.37%[5]	3.42%[5]	4.36%	3.48%	3.76%
Portfolio turnover rate[8]	7%	18%	23%	43%	18%	19%
[1]

The information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Dividend Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58% for both WisdomTree Global ex-U.S. Dividend Growth Fund and WisdomTree Global ex-U.S. Real Estate Fund.

[7]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[9]

The information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Utilities Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$19.51	$17.83	$18.90	$21.33	$21.46	$17.78
Investment operations:
Net investment income[2]	0.61	0.76	0.74	0.87	0.84	0.87
Net realized and unrealized gain (loss)	(0.29)	1.69	(1.07)	(2.45)	(0.06)	3.77
Total from investment operations	0.32	2.45	(0.33)	(1.58)	0.78	4.64
Dividends to shareholders:
Net investment income	(0.60)	(0.77)	(0.74)	(0.85)	(0.91)	(0.96)
Net asset value, end of period	$19.23	$19.51	$17.83	$18.90	$21.33	$21.46

TOTAL RETURN[3]	1.55%	14.34%	(1.54)%	(7.41)%	4.27%	26.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,037	$30,247	$37,434	$30,241	$37,335	$49,348
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	6.02%[5]	4.18%[5]	4.21%[5]	4.48%	4.22%	4.17%
Portfolio turnover rate[7]	6%	37%	33%	66%	19%	17%

WisdomTree Global Natural Resources Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[8]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$21.32	$22.69	$25.16	$29.86	$24.63	$18.61
Investment operations:
Net investment income[2]	0.45	0.74	0.80	0.93	0.72	0.80
Net realized and unrealized gain (loss)	(0.99)	(1.39)	(2.45)	(4.74)	5.19	6.07
Total from investment operations	(0.54)	(0.65)	(1.65)	(3.81)	5.91	6.87
Dividends and distributions to shareholders:
Net investment income	(0.46)	(0.72)	(0.82)	(0.89)	(0.68)	(0.85)
Return of capital	—	—	(0.00)[9]	—	—	—
Total dividends and distributions to shareholders	(0.46)	(0.72)	(0.82)	(0.89)	(0.68)	(0.85)
Net asset value, end of period	$20.32	$21.32	$22.69	$25.16	$29.86	$24.63

TOTAL RETURN[3]	(2.65)%	(2.72)%	(6.55)%	(12.70)%	24.74%	37.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,340	$22,383	$24,964	$31,452	$49,273	$45,569
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[5,6]	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	4.05%[5]	3.45%[5]	3.45%[5]	3.54%	2.90%	3.36%
Portfolio turnover rate[7]	2%	30%	38%	99%	32%	16%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58% for both WisdomTree Global ex-U.S. Utilities Fund and WisdomTree Global Natural Resources Fund.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[8]

The information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[9]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$18.93	$17.97	$19.24	$24.87	$23.25	$10.99
Investment operations:
Net investment income[1]	0.16	0.25	0.17	0.19	0.09	0.04
Net realized and unrealized gain (loss)	3.03	0.94	(1.29)	(5.65)	1.67	12.27
Total from investment operations	3.19	1.19	(1.12)	(5.46)	1.76	12.31
Dividends to shareholders:
Net investment income	(0.13)	(0.23)	(0.15)	(0.17)	(0.14)	(0.05)
Net asset value, end of period	$21.99	$18.93	$17.97	$19.24	$24.87	$23.25

TOTAL RETURN[2]	16.82%	6.81%	(5.80)%	(21.96)%	7.59%	112.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,992,187	$939,064	$1,071,074	$916,024	$1,487,089	$841,533
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.85%[3,4,5]	0.84%[4]	0.84%[6]	0.76%[6,7]	0.88%[6]	0.88%[6]
Expenses, prior to expense reimbursements	0.85%[3,4,5]	0.84%[4]	0.86%[6]	0.82%[6]	0.88%[6]	0.88%[6]
Net investment income	1.49%[3]	1.49%	0.91%	0.91%	0.36%	0.19%
Portfolio turnover rate[8]	22%	43%	27%	32%	38%	33%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$22.38	$16.11	$15.60	$16.31	$15.64	$12.13
Investment operations:
Net investment income[1]	0.17	1.28	0.63	0.83	0.68	0.53
Net realized and unrealized gain (loss)	1.73	5.71	0.59	(0.61)	0.49	3.68
Total from investment operations	1.90	6.99	1.22	0.22	1.17	4.21
Dividends to shareholders:
Net investment income	(0.26)	(0.72)	(0.71)	(0.93)	(0.50)	(0.70)
Net asset value, end of period	$24.02	$22.38	$16.11	$15.60	$16.31	$15.64

TOTAL RETURN[2]	8.57%	44.12%	8.46%	1.35%	7.95%	35.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,658	$53,717	$14,498	$14,038	$19,571	$12,515
Ratios to average net assets[9] of:
Expenses, net of expense waivers	0.89%[3,5]	0.88%[3]	0.88%[3]	0.88%	0.88%	0.88%
Expenses, prior to expense waivers	0.89%[3,5]	0.88%[3]	1.35%[3]	1.83%	2.17%	1.30%
Net investment income	1.47%[3]	6.61%[3]	4.26%[3]	5.31%	4.33%	3.63%
Portfolio turnover rate[8]	44%	26%	52%	37%	50%	96%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]	Includes interest expense of 0.01% and 0.01% for the six months ended September 30, 2014 and for the fiscal year ended 2014, respectively.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.85% and 0.88%, and the expense ratio (prior to expense waivers) would have been 0.85% and 0.88%, for WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund, respectively.

[6]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06%, 0.04% and 0.03% for the fiscal years ended 2013, 2012, 2011 and 2010.

[7]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio was incorporated under the provisions of the Mauritius Companies Act 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed and would be effective April 1, 2015 (Indian tax year 2015-2016) and it is presently unclear if these rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair value service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$45,294,764	$—	$—
Exchange-Traded Funds & Notes	1,409,397	—	—
Investment of Cash Collateral for Securities Loaned	—	1,837,856	—
Total	$46,704,161	$1,837,856	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(114)	—
Total - Net	$46,704,161	$1,837,742	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,277,517	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,172,144	—
Total	$18,277,517	$4,172,144	$—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Notes to Financial Statements (unaudited) (continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,952,052	$—	$—
Exchange-Traded Funds	24,539	—	—
Investment of Cash Collateral for Securities Loaned	—	1,622,084	—
Total	$15,976,591	$1,622,084	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(34)	—
Total - Net	$15,976,591	$1,622,059	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Russia	$342,416	$—	$1,218
South Africa	2,345,489	—	0
Other*	16,938,303	—	—
Exchange-Traded Notes	456,300	—	—
Investment of Cash Collateral for Securities Loaned	—	2,694,398	—
Total	$20,082,508	$2,694,398	$1,218

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,693,086	$—	$—
Exchange-Traded Notes	897,437	—	—
Warrants	2,068	—	—
Investment of Cash Collateral for Securities Loaned	—	2,960,367	—
Total	$30,592,591	$2,960,367	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,407,702,013	$—	$—
Investment of Cash Collateral for Securities Loaned	—	72,531,483	—
Total	$3,407,702,013	$72,531,483	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	114	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,004)	—
Total - Net	$3,407,702,013	$72,529,593	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$68,984,266	$701,057	$—
South Korea	211,852,539	—	3,156,875
Other*	1,616,323,477	—	—
Exchange-Traded Funds & Notes	25,689,272	—	—
Investment of Cash Collateral for Securities Loaned	—	80,257,433	—
Total	$1,922,849,554	$80,958,490	$3,156,875
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(463)	—
Total - Net	$1,922,849,554	$80,958,027	$3,156,875

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$115,470,812	$—	$—
Exchange-Traded Funds	161,266	—	—
Rights	3,195	—	—
Investment of Cash Collateral for Securities Loaned	—	18,927,223	—
Total	$115,635,273	$18,927,223	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	116	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(56)	—
Total - Net	$115,635,273	$18,927,283	$—

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,762,801	$—	$—
Exchange-Traded Funds & Notes	841,068	—	—
Rights	—	2,121	—
Warrants	3,041	—	—
Investment of Cash Collateral for Securities Loaned	—	4,845,506	—
Total	$65,606,910	$4,847,627	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(66)	—
Total - Net	$65,606,910	$4,847,562	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$117,547,397	$—	$—
Exchange-Traded Funds	202,618	—	—
Rights
China	—	8,813	—
Italy	7,651	—	—
Investment of Cash Collateral for Securities Loaned	—	7,409,494	—
Total	$117,757,666	$7,418,307	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	119	—
Total - Net	$117,757,666	$7,418,426	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,547,375	$—	$—
Exchange-Traded Funds & Notes	320,670	—	—
Investment of Cash Collateral for Securities Loaned	—	3,091,157	—
Total	$23,868,045	$3,091,157	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	7	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(28)	—
Total - Net	$23,868,045	$3,091,136	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,113,441	$—	$—
Exchange-Traded Funds & Notes	158,212	—	—
Investment of Cash Collateral for Securities Loaned	—	5,527,612	—
Total	$21,271,653	$5,527,612	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	13	—
Total - Net	$21,271,653	$5,527,625	$—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	87

Notes to Financial Statements (unaudited) (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,987,024,338	$—	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$7,617,823	$—	$506,669
Other*	49,388,469	—	—
Convertible Bonds	—	—	13,892
Total	$57,006,292	$—	$520,561
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a summary of transfers between fair value measurement levels that occurred during the six months ended September 30, 2014. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]	Transfers from Level 2 to Level 3[3]
Emerging Markets Consumer Growth Fund	$—	$64,546	$1,371
Emerging Markets SmallCap Dividend Fund	$998,011	$2,877,683	$—
Middle East Dividend Fund	$—	$473,544	$12,813
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments.

[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments.

[3]	Transfers from Level 2 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the six months ended September 30, 2014 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in page 94. At September 30, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the six months ended September 30, 2014, which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

As of September 30, 2014, the effect of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$114
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9	Unrealized depreciation on forward foreign currency contracts	34
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	114	Unrealized depreciation on forward foreign currency contracts	2,004

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$463
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	116	Unrealized depreciation on forward foreign currency contracts	56
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1	Unrealized depreciation on forward foreign currency contracts	66
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	119	Unrealized depreciation on forward foreign currency contracts	—
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	7	Unrealized depreciation on forward foreign currency contracts	28
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13	Unrealized depreciation on forward foreign currency contracts	—

For the six months ended September 30, 2014, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(1,579)	$(114)
Commodity Country Equity Fund
Foreign exchange contracts	(251)	(25)
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(410)	29
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	(378)	—
Emerging Markets Equity Income Fund
Foreign exchange contracts	484	12,254
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(82,713)	14,646
Global Equity Income Fund
Foreign exchange contracts	(3,588)	60
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	(227)	(65)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	351	(1,849)
Global ex-U.S. Utilities Fund
Foreign exchange contracts	(241)	(20)
Global Natural Resources Fund
Foreign exchange contracts	(584)	13
India Earnings Fund (consolidated)
Foreign exchange contracts	284,571	3,527
Middle East Dividend Fund
Foreign exchange contracts	(5)	—
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	89

Notes to Financial Statements (unaudited) (continued)

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions

During the six months ended September 30, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$7,617	$1,725
China Dividend ex-Financials Fund
Foreign exchange contracts	—	1,198
Commodity Country Equity Fund
Foreign exchange contracts	378	6,788
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	—	985
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	—	2,017
Emerging Markets Equity Income Fund
Foreign exchange contracts	694,905	949,781
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	2,531,882	540,401
Global Equity Income Fund
Foreign exchange contracts	—	52,839
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	—	15,635
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	343,182	118,759
Global ex-U.S. Utilities Fund
Foreign exchange contracts	2,270	12,691
Global Natural Resources Fund
Foreign exchange contracts	1,000	1,869
India Earnings Fund (consolidated)
Foreign exchange contracts	3,054,202	167,049
Middle East Dividend Fund
Foreign exchange contracts	37,137	465,270

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the Investment Advisory Agreement for each Fund, except Emerging Markets Consumer Growth Fund and Emerging Markets Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Emerging Markets Consumer Growth Fund and Emerging Markets Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

During the six months ended September 30, 2014, the Trust incurred expenses pertaining to proxy printing, mailing and solicitation. These proxy expenses are not paid by WTAM. During the period, each Fund in the Trust borne its pro rate allocation of these proxy expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

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Notes to Financial Statements (unaudited) (continued)

The following Forward Contracts were open at September 30, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Pacific ex-Japan Fund
	10/1/2014	USD	53,319	KRW	56,144,880	$(114)
Commodity Country Equity Fund
	10/1/2014	CAD	3,312	USD	2,970	$7
	10/1/2014	ZAR	21,000	USD	1,861	2
	10/2/2014	AUD	10,930	USD	9,541	(23)
	10/2/2014	BRL	19,500	USD	7,958	(3)
	10/3/2014	NZD	7,967	USD	6,202	(8)
						$(25)
Emerging Markets Equity Income Fund
	10/1/2014	MYR	15,327	USD	4,702	$30
	10/1/2014	THB	4,619,998	USD	142,566	84
	10/2/2014	TWD	39,949,659	USD	1,311,760	(1,531)
	10/3/2014	BRL	2,720,530	USD	1,110,602	—
	10/3/2014	MYR	1,536,414	USD	467,991	(357)
	10/6/2014	KRW	233,897,491	USD	221,536	(116)
						$(1,890)
Emerging Markets SmallCap Dividend Fund
	10/1/2014	BRL	270,692	USD	110,042	$(463)
Global Equity Income Fund
	10/1/2014	AUD	17,504	USD	15,362	$45
	10/1/2014	CAD	12,448	USD	11,167	29
	10/1/2014	GBP	9,471	USD	15,392	38
	10/2/2014	AUD	43,597	USD	38,094	(56)
	10/2/2014	GBP	8,957	USD	14,524	4
						$60
Global ex-U.S. Dividend Growth Fund
	10/1/2014	BRL	38,500	USD	15,651	$(66)
	10/2/2014	GBP	10,432	USD	16,913	1
						$(65)
Global ex-U.S. Real Estate Fund
	10/1/2014	CAD	11,747	USD	10,542	$30
	10/1/2014	MYR	66,288	USD	20,250	43
	10/1/2014	THB	743,898	USD	22,988	46
						$119
Global ex-U.S. Utilities Fund
	10/1/2014	AUD	8,000	USD	6,974	$(26)
	10/1/2014	BRL	14,500	USD	5,918	(2)
	10/1/2014	CAD	5,000	USD	4,481	7
						$(21)
Global Natural Resources Fund
	10/1/2014	CAD	5,500	USD	4,934	$13
Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

GBP – British pound

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	93

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Asia Pacific ex-Japan Fund
Securities Lending	$2,042,183	$—	$(2,042,183)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	114	—	—	114
China Dividend ex-Financials Fund
Securities Lending	3,954,933	—	(3,954,933)[1]	—	—	—	—	—
Commodity Country Equity Fund
Securities Lending	1,846,579	—	(1,846,579)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	9	—	—	9	34	—	—	34
Emerging Markets Consumer Growth Fund
Securities Lending	2,557,101	—	(2,557,101)[1]	—	—	—	—	—
Emerging Markets Dividend Growth Fund
Securities Lending	2,804,907	—	(2,804,907)[1]	—	—	—	—	—
Emerging Markets Equity Income Fund
Securities Lending	227,138,789	—	(227,138,789)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	114	—	—	114	2,004	—	—	2,004
Emerging Markets SmallCap Dividend Fund
Securities Lending	126,254,212	—	(126,254,212)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	463	—	—	463
Global Equity Income Fund
Securities Lending	20,533,748	—	(20,533,748)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	116	—	—	116	56	—	—	56
Global ex-U.S. Dividend Growth Fund
Securities Lending	4,650,243	—	(4,650,243)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1	—	—	1	66	—	—	66
Global ex-U.S. Real Estate Fund
Securities Lending	6,964,511	—	(6,964,511)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	119	—	—	119	—	—	—	—
Global ex-U.S. Utilities Fund
Securities Lending	3,005,350	—	(3,005,350)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	7	—	—	7	28	—	—	28
Global Natural Resources Fund
Securities Lending	5,326,521	—	(5,326,521)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	13	—	—	13	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Asia Pacific ex-Japan Fund	0.48%
China Dividend ex-Financials Fund	0.63%
Commodity Country Equity Fund	0.58%
Emerging Markets Consumer Growth Fund	0.63%
Emerging Markets Dividend Growth Fund	0.63%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Global Equity Income Fund	0.58%
Global ex-U.S. Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global Natural Resources Fund	0.58%
India Earnings Fund (consolidated)	0.83%
Middle East Dividend Fund	0.88%

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. For the six months ended September 30, 2014, WTAM waived its advisory fees for each Fund’s investment associated with daily uninvested cash in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Notes to Financial Statements (unaudited) (continued)

fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The table below indicates the waiver. Please see Note 8 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Asia Pacific ex-Japan Fund	$49
China Dividend ex-Financials Fund	—
Commodity Country Equity Fund	71
Emerging Markets Consumer Growth Fund	—
Emerging Markets Dividend Growth Fund	—
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	14,366
Global Equity Income Fund	512
Global ex-U.S. Dividend Growth Fund	294
Global ex-U.S. Real Estate Fund	676
Global ex-U.S. Utilities Fund	87
Global Natural Resources Fund	36
India Earnings Fund (consolidated)	—
Middle East Dividend Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2014, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

Fund	Purchases	Sales
Asia Pacific ex-Japan Fund	$1,335,596	$2,963,182
China Dividend ex-Financials Fund	598,877	472,953
Commodity Country Equity Fund	571,665	1,615,074
Emerging Markets Consumer Growth Fund	282,134	225,309
Emerging Markets Dividend Growth Fund	3,276,264	400,324
Emerging Markets Equity Income Fund	140,780,248	280,103,452
Emerging Markets SmallCap Dividend Fund	162,939,886	96,488,657
Global Equity Income Fund	4,007,203	4,399,094
Global ex-U.S. Dividend Growth Fund	1,974,344	1,412,910
Global ex-U.S. Real Estate Fund	9,975,952	9,696,239
Global ex-U.S. Utilities Fund	1,470,430	2,738,134
Global Natural Resources Fund	487,191	519,516
India Earnings Fund (consolidated)	1,245,480,620	339,602,060
Middle East Dividend Fund	29,239,163	27,820,685

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Asia Pacific ex-Japan Fund	$—	$5,061,323
China Dividend ex-Financials Fund	—	—
Commodity Country Equity Fund	—	3,671,574
Emerging Markets Consumer Growth Fund	—	—
Emerging Markets Dividend Growth Fund	7,828,190	—
Emerging Markets Equity Income Fund	—	249,103,915
Emerging Markets SmallCap Dividend Fund	56,475,919	4,131,981
Global Equity Income Fund	—	4,525,657
Global ex-U.S. Dividend Growth Fund	4,687,432	—
Global ex-U.S. Real Estate Fund	8,918,946	21,809,869
Global ex-U.S. Utilities Fund	816,367	5,445,366
Global Natural Resources Fund	—	—
India Earnings Fund (consolidated)	—	—
Middle East Dividend Fund	—	—

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$45,422,294	$6,506,655	$(3,386,932)	$3,119,723
China Dividend ex-Financials Fund	22,758,391	2,092,217	(2,400,947)	(308,730)
Commodity Country Equity Fund	18,163,121	1,766,281	(2,330,727)	(564,446)
Emerging Markets Consumer Growth Fund	22,070,373	1,932,729	(1,224,978)	707,751
Emerging Markets Dividend Growth Fund	33,238,352	1,941,652	(1,627,046)	314,606
Emerging Markets Equity Income Fund	3,657,118,449	287,442,560	(464,327,513)	(176,884,953)
Emerging Markets SmallCap Dividend Fund	1,876,749,364	300,458,248	(170,242,693)	130,215,555
Global Equity Income Fund	116,258,438	22,113,942	(3,809,884)	18,304,058
Global ex-U.S. Dividend Growth Fund	66,016,532	7,471,702	(3,033,697)	4,438,005
Global ex-U.S. Real Estate Fund	128,202,182	12,163,166	(15,189,375)	(3,026,209)
Global ex-U.S. Utilities Fund	27,373,704	2,900,497	(3,314,999)	(414,502)
Global Natural Resources Fund	30,494,671	1,063,814	(4,759,220)	(3,695,406)
India Earnings Fund (consolidated)	1,717,358,996	354,286,663	(84,621,321)	269,665,342
Middle East Dividend Fund	46,476,163	12,614,170	(1,563,480)	11,050,690

7. MAURITIUS INCOME TAX

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes suffered. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Currently, the Mauritius income tax is paid by WTAM.

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Notes to Financial Statements (unaudited) (continued)

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by or an affiliate of WTAM. Transactions with affiliated funds during the six months ended September 30, 2014 are as follows:

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2014	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$278,949	$270,858	$2,379	$1,164

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$11,058	$214,659	$200,196	$24,539	$1,058

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$4,186,652	$16,439,083	$20,672,636	$61,779	$85,983

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$—	$1,739,913	$1,596,553	$120,632	$8,679
WisdomTree Equity Income Fund	—	577,561	539,355	40,634	909
Total	$—	$2,317,474	$2,135,908	$161,266	$9,588

Global ex-U.S. Dividend Growth Fund
WisdomTree DEFA Fund	$42,807	$311,217	$325,010	$25,399	$2,363
WisdomTree Emerging Markets Equity Income Fund	28,804	205,987	216,520	16,723	1,947
Total	$71,611	$517,204	$541,530	$42,122	$4,310

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$312,524	$2,072,267	$2,167,447	$202,618	$4,911

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$313,085	$277,870	$31,095	$2,911

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$56,133	$153,425	$188,899	$19,707	$1,280

9. DEMAND NOTE

During the six months ended September 30, 2014, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $300,000,000 and having a final maturity date of October 3, 2014. During the six months ended September 30, 2014, the Fund utilized the demand note and borrowed for a period of 5 days with an average outstanding note balance of $293,235,779 and a weighted average interest rate of 2.56% per annum. Interest expense related to the note for the six months ended September 30, 2014 was $102,633. At September 30, 2014, the Fund did not have any amounts outstanding under the demand note agreement.

10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to the WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China Dividend ex- Financials Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Dividend Growth Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global Equity Income Fund, WisdomTree Global ex-U.S. Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global Natural Resources Fund, WisdomTree India Earnings Fund, and the WisdomTree Middle East Dividend Fund (each, a “Fund” and together, the “Funds”)

At a meeting of the Board of Trustees of the WisdomTree Trust (the “Trust”) held on September 18-19, 2014, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management (“WTAM”) and the Trust on behalf of the Funds, pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”) and the Sub-Investment Advisory Agreement (the “ Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM” or “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On March 20, 2014 and June 24, 2014, a committee of Independent Trustees (the “Contracts Review Committee”), with independent legal counsel, met with representatives from WTAM to discuss the types of information the Independent Trustees required and the manner in which fund management would organize and present such information. At a meeting held on August 8, 2014, representatives from WTAM presented preliminary information to the Board relating to the continuance of the Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the meeting held on September 18-19, 2014.

The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed WTAM’s role as index provider to the Funds. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws and the implementation of Board directives as they relate to the Funds. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio

The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

The Board discussed the Funds’ performance, noting that each Fund seeks to track its own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the Funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to differences in assets under management, the unique history of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee from the relevant Funds) and not the Funds.

Based on this review and the other factors considered at the meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. Since WTAM, and not the Funds, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the relatively low advisory fee rates and the unitary fee structure of the Trust. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by WTAM.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. The Board determined to renew the Agreements.

100	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	101

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2014:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS007038 11/2015

WisdomTree Trust

Domestic Earnings and Dividend Funds

Semi-Annual Report

September 30, 2014

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Utilities	17.0%
Consumer Staples	13.8%
Energy	12.2%
Information Technology	11.5%
Healthcare	10.2%
Industrials	10.1%
Materials	9.3%
Consumer Discretionary	8.9%
Telecommunication Services	6.0%
Financials	0.7%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
CenturyLink, Inc.	2.8%
Entergy Corp.	2.1%
FirstEnergy Corp.	2.1%
Williams Cos., Inc. (The)	2.1%
Altria Group, Inc.	2.0%
Reynolds American, Inc.	1.9%
Exelon Corp.	1.8%
PPL Corp.	1.7%
AT&T, Inc.	1.7%
Kinder Morgan, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 5.85% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Consumer Staples. The Fund’s position in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.85%	18.72%	20.26%	18.27%	8.55%
Fund Market Price Returns	5.88%	18.78%	20.23%	18.27%	8.54%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index[2]	6.02%	19.15%	20.69%	18.75%	8.95%
Dow Jones U.S. Select Dividend Index (SM)	2.51%	15.34%	19.68%	16.81%	6.56%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Information Technology	20.2%
Financials	19.1%
Consumer Discretionary	11.4%
Healthcare	11.0%
Energy	10.5%
Consumer Staples	10.2%
Industrials	9.7%
Materials	3.1%
Utilities	2.6%
Telecommunication Services	2.0%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Apple, Inc.	4.6%
Exxon Mobil Corp.	3.3%
Microsoft Corp.	2.8%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.3%
Chevron Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
International Business Machines Corp.	1.7%
Wal-Mart Stores, Inc.	1.6%
Johnson & Johnson	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 6.08% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Utilities contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.08%	19.87%	22.69%	15.50%	6.41%
Fund Market Price Returns	6.02%	19.88%	22.69%	15.54%	6.41%
WisdomTree Earnings 500 Index	6.23%	20.25%	23.08%	15.84%	6.73%
S&P 500® Index	6.42%	19.73%	22.99%	15.70%	6.39%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	18.4%
Consumer Staples	14.7%
Healthcare	13.8%
Information Technology	12.3%
Utilities	10.8%
Telecommunication Services	8.8%
Energy	7.6%
Industrials	7.1%
Materials	3.3%
Consumer Discretionary	2.7%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Microsoft Corp.	5.5%
AT&T, Inc.	4.5%
Johnson & Johnson	4.0%
Chevron Corp.	3.5%
Wells Fargo & Co.	3.4%
General Electric Co.	3.3%
Procter & Gamble Co. (The)	3.1%
Verizon Communications, Inc.	2.9%
Intel Corp.	2.9%
Pfizer, Inc.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 6.18% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.18%	17.60%	19.52%	16.18%	6.05%
Fund Market Price Returns	6.21%	17.77%	19.52%	16.22%	6.06%
WisdomTree Equity Income Index	6.37%	18.00%	19.94%	16.64%	6.37%
Russell 1000® Value Index	4.90%	18.89%	23.93%	15.26%	6.81%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	3

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Information Technology	17.4%
Consumer Staples	14.6%
Financials	13.9%
Healthcare	11.8%
Energy	10.5%
Industrials	9.8%
Consumer Discretionary	7.8%
Utilities	5.5%
Telecommunication Services	5.2%
Materials	3.3%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corp.	3.5%
Exxon Mobil Corp.	3.1%
AT&T, Inc.	2.9%
Johnson & Johnson	2.6%
Chevron Corp.	2.3%
Wells Fargo & Co.	2.2%
General Electric Co.	2.1%
Procter & Gamble Co. (The)	2.0%
Verizon Communications, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 6.31% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Materials contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.31%	18.90%	20.70%	15.65%	7.19%
Fund Market Price Returns	6.28%	18.96%	20.66%	15.69%	7.16%
WisdomTree LargeCap Dividend Index	6.48%	19.26%	21.04%	16.04%	7.55%
S&P 500® Index	6.42%	19.73%	22.99%	15.70%	7.91%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	25.4%
Industrials	15.0%
Consumer Discretionary	13.0%
Healthcare	11.9%
Information Technology	10.4%
Energy	9.8%
Materials	6.8%
Consumer Staples	6.1%
Utilities	1.3%
Investment Companies	0.2%
Telecommunication Services	0.1%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
JPMorgan Chase & Co.	4.4%
Wells Fargo & Co.	3.2%
Berkshire Hathaway, Inc., Class B	3.1%
ConocoPhillips	3.1%
Hewlett-Packard Co.	2.7%
Ford Motor Co.	2.6%
Bank of America Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Citigroup, Inc.	2.2%
Boeing Co. (The)	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 5.10% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Financials. The Fund’s position in Telecommunication Services contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.10%	18.79%	21.60%	15.03%	4.59%
Fund Market Price Returns	5.10%	18.83%	21.59%	15.04%	4.61%
WisdomTree Low P/E/LargeCap Value Spliced Index[2]	5.31%	19.23%	22.03%	15.49%	4.95%
Russell 1000® Value Index	4.90%	18.89%	23.93%	15.26%	4.87%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	5

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	25.1%
Consumer Discretionary	14.5%
Utilities	14.0%
Industrials	12.3%
Materials	9.3%
Information Technology	7.0%
Consumer Staples	5.8%
Energy	5.6%
Telecommunication Services	3.7%
Healthcare	2.2%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Windstream Holdings, Inc.	2.1%
Frontier Communications Corp.	1.5%
Ameren Corp.	1.1%
Dr. Pepper Snapple Group, Inc.	1.1%
Pepco Holdings, Inc.	1.0%
Wisconsin Energy Corp.	1.0%
Digital Realty Trust, Inc.	0.9%
Microchip Technology, Inc.	0.8%
Maxim Integrated Products, Inc.	0.8%
CMS Energy Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 2.79% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Telecommunication Services. The Fund’s position in Energy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.79%	15.47%	22.71%	17.47%	8.79%
Fund Market Price Returns	2.80%	15.43%	22.74%	17.47%	8.85%
WisdomTree MidCap Dividend Index	2.97%	15.79%	23.06%	17.94%	8.77%
S&P MidCap 400® Index	0.17%	11.82%	22.43%	16.37%	9.30%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	23.3%
Industrials	19.5%
Consumer Discretionary	17.0%
Information Technology	12.8%
Healthcare	6.2%
Utilities	6.1%
Materials	6.0%
Energy	5.4%
Consumer Staples	3.2%
Telecommunication Services	0.3%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Pilgrim’s Pride Corp.	0.8%
Synovus Financial Corp.	0.8%
American Airlines Group, Inc.	0.8%
Joy Global, Inc.	0.8%
Liberty Ventures, Series A	0.7%
MBIA, Inc.	0.7%
Liberty TripAdvisor Holdings, Inc., Class A	0.6%
Alaska Air Group, Inc.	0.6%
Skyworks Solutions, Inc.	0.6%
Foot Locker, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned -0.81% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Health Care. The Fund’s position in Industrials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.81%	12.38%	24.75%	18.15%	9.10%
Fund Market Price Returns	-0.71%	12.40%	24.79%	18.16%	9.11%
WisdomTree MidCap Earnings Index	-0.66%	12.62%	25.07%	18.55%	9.31%
S&P MidCap 400® Index	0.17%	11.82%	22.43%	16.37%	7.79%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	26.4%
Industrials	18.2%
Utilities	12.6%
Information Technology	10.5%
Consumer Discretionary	10.3%
Materials	7.2%
Consumer Staples	6.1%
Healthcare	4.3%
Energy	2.3%
Telecommunication Services	1.7%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Vector Group Ltd.	2.0%
Covanta Holding Corp.	1.1%
Compuware Corp.	1.0%
Lexmark International, Inc., Class A	1.0%
WGL Holdings, Inc.	0.9%
UIL Holdings Corp.	0.9%
Portland General Electric Co.	0.9%
Consolidated Communications Holdings, Inc.	0.8%
Compass Minerals International, Inc.	0.8%
Avista Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned -3.64% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Telecommunication Services. The Fund’s position in Industrials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.64%	6.61%	21.93%	15.41%	7.04%
Fund Market Price Returns	-3.61%	6.45%	21.98%	15.39%	7.03%
WisdomTree SmallCap Dividend Index	-3.57%	6.90%	21.99%	15.61%	7.08%
Russell 2000® Index	-5.46%	3.93%	21.26%	14.29%	7.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	23.2%
Industrials	18.1%
Consumer Discretionary	18.0%
Information Technology	14.6%
Healthcare	8.5%
Energy	5.0%
Materials	4.6%
Consumer Staples	3.9%
Utilities	2.7%
Telecommunication Services	1.2%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
American Axle & Manufacturing Holdings, Inc.	1.1%
Cooper Tire & Rubber Co.	1.1%
MDC Holdings, Inc.	0.9%
PDL BioPharma, Inc.	0.8%
American Equity Investment Life Holding Co.	0.8%
PBF Energy, Inc., Class A	0.7%
TiVo, Inc.	0.7%
Synaptics, Inc.	0.7%
Cash America International, Inc.	0.6%
Acorda Therapeutics, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned -5.97% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance was least impacted from its position in Utilities. The Fund’s position in Financials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.97%	4.09%	22.21%	15.11%	7.01%
Fund Market Price Returns	-6.18%	3.99%	22.25%	15.08%	6.98%
WisdomTree SmallCap Earnings Index	-5.87%	4.28%	22.44%	15.35%	7.09%
Russell 2000® Index	-5.46%	3.93%	21.26%	14.29%	5.29%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	17.7%
Information Technology	15.6%
Consumer Staples	13.1%
Healthcare	10.4%
Industrials	9.9%
Energy	9.5%
Consumer Discretionary	8.3%
Utilities	6.3%
Telecommunication Services	4.8%
Materials	3.9%
Investment Companies	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Apple, Inc.	3.6%
Microsoft Corp.	3.0%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.5%
Johnson & Johnson	2.2%
Chevron Corp.	1.9%
Wells Fargo & Co.	1.8%
General Electric Co.	1.8%
Procter & Gamble Co. (The)	1.7%
Verizon Communications, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 5.50% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Materials contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.50%	18.00%	20.82%	15.79%	7.35%
Fund Market Price Returns	5.64%	18.19%	20.82%	15.82%	7.34%
WisdomTree Dividend Index	5.64%	18.33%	21.22%	16.34%	7.80%
Russell 3000® Index	4.88%	17.76%	23.08%	15.78%	8.03%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Financials	19.7%
Information Technology	19.5%
Consumer Discretionary	12.0%
Industrials	10.7%
Healthcare	10.5%
Energy	9.9%
Consumer Staples	9.5%
Materials	3.4%
Utilities	2.9%
Telecommunication Services	1.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Apple, Inc.	4.1%
Exxon Mobil Corp.	3.0%
Microsoft Corp.	2.5%
JPMorgan Chase & Co.	2.2%
Wells Fargo & Co.	2.1%
Chevron Corp.	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
International Business Machines Corp.	1.5%
Wal-Mart Stores, Inc.	1.5%
Johnson & Johnson	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 5.02% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Utilities contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.02%	18.62%	22.81%	15.71%	6.71%
Fund Market Price Returns	5.02%	18.63%	22.81%	15.73%	6.72%
WisdomTree Earnings Index	5.25%	19.06%	23.28%	16.06%	6.98%
Russell 3000® Index	4.88%	17.76%	23.08%	15.78%	6.43%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	11

Performance Summary (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Information Technology	22.3%
Consumer Staples	19.4%
Consumer Discretionary	16.3%
Industrials	16.0%
Healthcare	8.7%
Energy	8.0%
Materials	4.7%
Financials	4.3%
Utilities	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Exxon Mobil Corp.	5.2%
Apple, Inc.	4.5%
Microsoft Corp.	4.4%
Procter & Gamble Co. (The)	3.5%
Wal-Mart Stores, Inc.	3.2%
Coca-Cola Co. (The)	2.8%
Intel Corp.	2.7%
Altria Group, Inc.	2.5%
McDonald’s Corp.	2.2%
PepsiCo, Inc.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Growth Index.

The Fund returned 5.62% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Information Technology. The Fund’s position in Energy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.62%	17.84%	14.76%
Fund Market Price Returns	5.66%	17.87%	14.77%
WisdomTree U.S. Dividend Growth Index	5.74%	18.16%	15.08%
NASDAQ U.S. Dividend Achievers (TM) Select Index	3.38%	12.95%	11.11%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

Sector Breakdown† as of 9/30/14

Sector	% of Net Assets
Industrials	28.6%
Financials	18.7%
Consumer Discretionary	15.6%
Materials	12.6%
Information Technology	12.5%
Healthcare	5.1%
Consumer Staples	3.6%
Energy	2.5%
Telecommunication Services	0.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/14

Description	% of Net Assets
Janus Capital Group, Inc.	2.0%
National Health Investors, Inc.	1.9%
Olin Corp.	1.6%
Geo Group, Inc. (The)	1.6%
U.S. Silica Holdings, Inc.	1.5%
Deluxe Corp.	1.5%
j2 Global, Inc.	1.5%
AVX Corp.	1.4%
Healthcare Services Group, Inc.	1.3%
Compass Minerals International, Inc.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Growth Index.

The Fund returned -4.71% at net asset value (“NAV”) for the six-month period ending September 30, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Financials. The Fund’s position in Industrials created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2014, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.71%	4.77%	7.75%
Fund Market Price Returns	-4.68%	4.61%	7.60%
WisdomTree U.S. SmallCap Dividend Growth Index	-4.63%	5.08%	8.06%
Russell 2000® Index	-5.46%	3.93%	5.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	13

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Equity Income Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

14	WisdomTree Domestic Earnings and Dividend Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Domestic Earnings and Dividend Funds	15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/14 to 9/30/14” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	WisdomTree Domestic Earnings and Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio Based on the Period 4/1/14 to 9/30/14	Expenses Paid During the Period† 4/1/14 to 9/30/14
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,058.50	0.39%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,060.80	0.29%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.29%	$1.47
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,061.80	0.39%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,063.10	0.29%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.29%	$1.47
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,051.00	0.39%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,027.90	0.39%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$991.90	0.39%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$963.60	0.39%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$940.30	0.39%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,055.00	0.29%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.29%	$1.47
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,050.20	0.29%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.29%	$1.47
WisdomTree U.S. Dividend Growth Fund
Actual	$1,000.00	$1,056.20	0.29%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.29%	$1.47
WisdomTree U.S. SmallCap Dividend Growth Fund
Actual	$1,000.00	$952.90	0.39%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Domestic Earnings and Dividend Funds	17

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 3.7%
General Dynamics Corp.	105,615	$13,422,610
Lockheed Martin Corp.	103,465	18,911,333
Raytheon Co.	112,289	11,410,808

Total Aerospace & Defense		43,744,751
Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	92,592	9,100,868
Beverages – 1.3%
Dr. Pepper Snapple Group, Inc.	250,744	16,125,347
Chemicals – 5.4%
Air Products & Chemicals, Inc.	94,069	12,245,902
CF Industries Holdings, Inc.	30,905	8,629,294
Dow Chemical Co. (The)(a)	283,666	14,875,445
E.I. du Pont de Nemours & Co.	181,148	12,999,181
Mosaic Co. (The)	178,823	7,941,529
Praxair, Inc.	58,160	7,502,640

Total Chemicals		64,193,991
Commercial Services & Supplies – 2.3%
Republic Services, Inc.	348,752	13,608,303
Waste Management, Inc.	286,579	13,621,100

Total Commercial Services & Supplies		27,229,403
Communications Equipment – 1.2%
Cisco Systems, Inc.	587,786	14,794,574
Distributors – 0.9%
Genuine Parts Co.(a)	123,523	10,834,202
Diversified Consumer Services – 1.0%
H&R Block, Inc.	389,700	12,084,597
Diversified Telecommunication Services – 6.0%
AT&T, Inc.	575,518	20,281,254
CenturyLink, Inc.	825,546	33,756,576
Verizon Communications, Inc.	336,787	16,835,982

Total Diversified Telecommunication Services		70,873,812
Electric Utilities – 10.9%
Duke Energy Corp.	242,178	18,107,649
Entergy Corp.(a)	326,080	25,215,766
Exelon Corp.(a)	615,101	20,968,793
FirstEnergy Corp.	742,853	24,937,575
PPL Corp.	622,527	20,443,787
Southern Co. (The)(a)	452,223	19,739,534

Total Electric Utilities		129,413,104
Electrical Equipment – 0.8%
Emerson Electric Co.	145,766	9,122,036
Energy Equipment & Services – 2.1%
Diamond Offshore Drilling, Inc.(a)	397,181	13,611,393
Helmerich & Payne, Inc.(a)	121,926	11,932,898

Total Energy Equipment & Services		25,544,291
Food & Staples Retailing – 1.1%
Sysco Corp.	356,776	13,539,649
Investments	Shares	Value

Food Products – 2.4%
ConAgra Foods, Inc.	369,141	$12,196,419
Kraft Foods Group, Inc.	287,419	16,210,431

Total Food Products		28,406,850
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	236,750	9,846,432
Baxter International, Inc.	167,279	12,005,614
ResMed, Inc.(a)	163,607	8,060,917

Total Health Care Equipment & Supplies		29,912,963
Health Care Providers & Services – 0.7%
Quest Diagnostics, Inc.(a)	138,133	8,381,910
Hotels, Restaurants & Leisure – 3.2%
Darden Restaurants, Inc.(a)	305,597	15,726,022
McDonald’s Corp.	134,301	12,733,078
Wynn Resorts Ltd.	49,068	9,179,641

Total Hotels, Restaurants & Leisure		37,638,741
Household Products – 2.0%
Clorox Co. (The)(a)	126,543	12,153,190
Kimberly-Clark Corp.	108,626	11,684,899

Total Household Products		23,838,089
Industrial Conglomerates – 0.9%
General Electric Co.	397,914	10,194,557
IT Services – 1.9%
Paychex, Inc.	289,837	12,810,796
Western Union Co. (The)(a)	650,554	10,434,886

Total IT Services		23,245,682
Leisure Products – 0.7%
Mattel, Inc.(a)	268,986	8,244,421
Machinery – 1.8%
Caterpillar, Inc.	126,050	12,482,732
Deere & Co.(a)	106,269	8,712,995

Total Machinery		21,195,727
Metals & Mining – 2.9%
Freeport-McMoRan, Inc.	379,261	12,382,872
Newmont Mining Corp.	477,825	11,013,866
Nucor Corp.	206,963	11,233,952

Total Metals & Mining		34,630,690
Multi-Utilities – 6.1%
Ameren Corp.	471,191	18,060,751
Consolidated Edison, Inc.(a)	298,605	16,918,959
PG&E Corp.	419,441	18,891,623
Public Service Enterprise Group, Inc.	512,787	19,096,188

Total Multi-Utilities		72,967,521
Multiline Retail – 1.8%
Kohl’s Corp.(a)	184,806	11,278,710
Target Corp.(a)	156,648	9,818,697

Total Multiline Retail		21,097,407
Oil, Gas & Consumable Fuels – 10.0%
Chevron Corp.	106,718	12,733,592

See Notes to Financial Statements.

18	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2014

Investments	Shares	Value

ConocoPhillips	208,686	$15,968,653
Exxon Mobil Corp.	104,780	9,854,559
HollyFrontier Corp.(a)	206,146	9,004,457
Kinder Morgan, Inc.	527,989	20,243,098
Occidental Petroleum Corp.	110,180	10,593,807
Spectra Energy Corp.	411,902	16,171,272
Williams Cos., Inc. (The)	441,222	24,421,638

Total Oil, Gas & Consumable Fuels		118,991,076
Paper & Forest Products – 1.0%
International Paper Co.	243,349	11,617,481
Pharmaceuticals – 7.0%
AbbVie, Inc.	237,831	13,737,119
Bristol-Myers Squibb Co.	194,794	9,969,557
Eli Lilly & Co.	294,316	19,086,393
Johnson & Johnson	117,506	12,524,964
Merck & Co., Inc.	284,725	16,878,498
Pfizer, Inc.	377,049	11,149,339

Total Pharmaceuticals		83,345,870
Real Estate Investment Trusts (REITs) – 0.7%
Crown Castle International Corp.	98,998	7,972,309
Semiconductors & Semiconductor Equipment – 6.3%
Intel Corp.(a)	567,394	19,756,659
KLA-Tencor Corp.	177,263	13,964,779
Maxim Integrated Products, Inc.	482,484	14,590,316
Microchip Technology, Inc.(a)	296,761	14,016,022
Texas Instruments, Inc.	253,372	12,083,311

Total Semiconductors & Semiconductor Equipment		74,411,087
Software – 2.1%
CA, Inc.	363,267	10,149,680
Microsoft Corp.	311,418	14,437,338

Total Software		24,587,018
Specialty Retail – 0.8%
Staples, Inc.(a)	755,880	9,146,148
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.(a)	174,261	6,205,434
Tobacco – 6.9%
Altria Group, Inc.	517,294	23,764,486
Lorillard, Inc.	324,973	19,469,133
Philip Morris International, Inc.	187,721	15,655,931
Reynolds American, Inc.	382,348	22,558,532

Total Tobacco		81,448,082
TOTAL COMMON STOCKS (Cost: $997,111,101)		1,184,079,688
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree LargeCap Dividend Fund(b)	10,114	719,813
WisdomTree MidCap Dividend Fund(a)(b)	9,163	717,234

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,424,843)		1,437,047
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.6%
United States – 10.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $125,220,957)(d)	125,220,957	$125,220,957
TOTAL INVESTMENTS IN SECURITIES – 110.4% (Cost: $1,123,756,901)		1,310,737,692
Liabilities in Excess of Cash and Other Assets – (10.4)%		(123,327,171)

NET ASSETS – 100.0%		$1,187,410,521
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $143,274,541 and the total market value of the collateral held by the Fund was $146,669,774. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,448,817.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	19

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.9%
B/E Aerospace, Inc.*	431	$36,178
Boeing Co. (The)	4,149	528,500
General Dynamics Corp.	2,130	270,702
Honeywell International, Inc.	4,630	431,146
L-3 Communications Holdings, Inc.	881	104,768
Lockheed Martin Corp.	2,724	497,893
Northrop Grumman Corp.	1,901	250,476
Precision Castparts Corp.	670	158,710
Raytheon Co.(a)	2,679	272,240
Rockwell Collins, Inc.(a)	921	72,298
Textron, Inc.	1,566	56,360
TransDigm Group, Inc.(a)	109	20,092
United Technologies Corp.	5,172	546,163

Total Aerospace & Defense		3,245,526
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.(a)	752	49,873
Expeditors International of Washington, Inc.	967	39,241
FedEx Corp.	1,246	201,167
United Parcel Service, Inc. Class B	3,874	380,775

Total Air Freight & Logistics		671,056
Airlines – 0.4%
Delta Air Lines, Inc.	8,487	306,805
Southwest Airlines Co.	3,785	127,819

Total Airlines		434,624
Auto Components – 0.4%
BorgWarner, Inc.(a)	1,249	65,710
Johnson Controls, Inc.(a)	2,812	123,728
Lear Corp.	1,638	141,540
TRW Automotive Holdings Corp.*	1,478	149,647

Total Auto Components		480,625
Automobiles – 0.6%
Ford Motor Co.	38,216	565,215
Harley-Davidson, Inc.	1,233	71,760

Total Automobiles		636,975
Banks – 8.9%
Bank of America Corp.	70,476	1,201,616
BB&T Corp.(a)	4,645	172,840
CIT Group, Inc.(a)	1,604	73,720
Citigroup, Inc.	25,711	1,332,344
Comerica, Inc.(a)	1,411	70,352
Fifth Third Bancorp	8,231	164,785
First Republic Bank	866	42,763
Huntington Bancshares, Inc.	7,401	72,012
JPMorgan Chase & Co.	45,450	2,737,908
KeyCorp	6,775	90,311
M&T Bank Corp.(a)	1,087	134,016
PNC Financial Services Group, Inc. (The)	5,269	450,921
Regions Financial Corp.(a)	13,180	132,327
SunTrust Banks, Inc.(a)	3,787	144,020
Investments	Shares	Value

U.S. Bancorp	15,354	$642,258
Wells Fargo & Co.	51,328	2,662,383

Total Banks		10,124,576
Beverages – 2.2%
Brown-Forman Corp. Class B(a)	918	82,822
Coca-Cola Co. (The)	22,380	954,731
Coca-Cola Enterprises, Inc.	1,692	75,057
Constellation Brands, Inc. Class A*	3,226	281,178
Dr. Pepper Snapple Group, Inc.(a)	1,440	92,607
Molson Coors Brewing Co. Class B	1,240	92,306
Monster Beverage Corp.*(a)	587	53,810
PepsiCo, Inc.	9,069	844,233

Total Beverages		2,476,744
Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc.*	298	49,414
Amgen, Inc.	4,790	672,803
Biogen Idec, Inc.*	669	221,312
Celgene Corp.*	2,102	199,228
Gilead Sciences, Inc.*(a)	4,651	495,099
Regeneron Pharmaceuticals, Inc.*(a)	319	115,006

Total Biotechnology		1,752,862
Building Products – 0.0%
Fortune Brands Home & Security, Inc.(a)	465	19,116
Masco Corp.	898	21,480

Total Building Products		40,596
Capital Markets – 2.6%
Affiliated Managers Group, Inc.*	156	31,256
Ameriprise Financial, Inc.	1,393	171,868
Bank of New York Mellon Corp. (The)	6,818	264,061
BlackRock, Inc.	998	327,663
Charles Schwab Corp. (The)	3,961	116,414
Franklin Resources, Inc.(a)	4,155	226,905
Goldman Sachs Group, Inc. (The)	5,057	928,314
Morgan Stanley	11,388	393,683
Northern Trust Corp.(a)	1,311	89,187
Raymond James Financial, Inc.(a)	735	39,381
State Street Corp.	3,202	235,699
T. Rowe Price Group, Inc.(a)	1,289	101,058
TD Ameritrade Holding Corp.(a)	2,415	80,589

Total Capital Markets		3,006,078
Chemicals – 2.4%
Air Products & Chemicals, Inc.	1,032	134,346
Airgas, Inc.(a)	364	40,277
Ashland, Inc.(a)	1,013	105,453
Celanese Corp. Series A(a)	1,137	66,537
CF Industries Holdings, Inc.	786	219,467
Dow Chemical Co. (The)(a)	7,523	394,506
E.I. du Pont de Nemours & Co.(a)	4,987	357,867
Eastman Chemical Co.(a)	1,288	104,186
Ecolab, Inc.	915	105,069
FMC Corp.(a)	719	41,120
International Flavors & Fragrances, Inc.(a)	438	41,995

See Notes to Financial Statements.

20	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

Monsanto Co.	2,389	$268,786
Mosaic Co. (The)(a)	3,497	155,302
PPG Industries, Inc.(a)	662	130,242
Praxair, Inc.(a)	1,499	193,371
Sherwin-Williams Co. (The)	453	99,203
Sigma-Aldrich Corp.	604	82,150
Valspar Corp. (The)	418	33,018
W.R. Grace & Co.*(a)	453	41,196
Westlake Chemical Corp.(a)	980	84,858

Total Chemicals		2,698,949
Commercial Services & Supplies – 0.3%
ADT Corp. (The)(a)	1,054	37,375
Cintas Corp.(a)	658	46,448
Republic Services, Inc.	1,640	63,993
Stericycle, Inc.*(a)	324	37,765
Waste Management, Inc.(a)	2,411	114,595

Total Commercial Services & Supplies		300,176
Communications Equipment – 2.1%
Cisco Systems, Inc.	52,769	1,328,196
F5 Networks, Inc.*(a)	341	40,490
Harris Corp.	816	54,183
Juniper Networks, Inc.(a)	1,822	40,357
Motorola Solutions, Inc.(a)	1,876	118,713
QUALCOMM, Inc.	10,392	777,010

Total Communications Equipment		2,358,949
Construction & Engineering – 0.1%
Fluor Corp.(a)	1,025	68,459
Jacobs Engineering Group, Inc.*(a)	818	39,935
Quanta Services, Inc.*	1,158	42,024

Total Construction & Engineering		150,418
Consumer Finance – 1.3%
American Express Co.	6,147	538,109
Capital One Financial Corp.	6,416	523,674
Discover Financial Services	4,844	311,905
Navient Corp.	6,161	109,111
SLM Corp.(a)	6,161	52,738

Total Consumer Finance		1,535,537
Containers & Packaging – 0.2%
Ball Corp.(a)	831	52,577
Crown Holdings, Inc.*	950	42,294
MeadWestvaco Corp.	366	14,984
Rock-Tenn Co. Class A	1,512	71,941

Total Containers & Packaging		181,796
Distributors – 0.1%
Genuine Parts Co.(a)	893	78,325
LKQ Corp.*(a)	1,054	28,026

Total Distributors		106,351
Diversified Consumer Services – 0.1%
H&R Block, Inc.	1,920	59,539
Diversified Financial Services – 2.4%
Berkshire Hathaway, Inc. Class B*	16,631	2,297,406
Investments	Shares	Value

CME Group, Inc.(a)	1,278	$102,182
Intercontinental Exchange, Inc.(a)	286	55,784
Leucadia National Corp.(a)	2,011	47,942
McGraw Hill Financial, Inc.	1,288	108,772
Moody’s Corp.(a)	1,159	109,526
NASDAQ OMX Group, Inc. (The)(a)	888	37,669

Total Diversified Financial Services		2,759,281
Diversified Telecommunication Services – 2.0%
AT&T, Inc.(a)	40,110	1,413,476
CenturyLink, Inc.	2,985	122,057
Verizon Communications, Inc.	13,834	691,562

Total Diversified Telecommunication Services		2,227,095
Electric Utilities – 1.7%
American Electric Power Co., Inc.	2,746	143,369
Duke Energy Corp.(a)	3,733	279,116
Edison International(a)	3,282	183,530
Entergy Corp.(a)	1,539	119,011
Exelon Corp.(a)	7,129	243,028
FirstEnergy Corp.(a)	1,712	57,472
NextEra Energy, Inc.	2,241	210,385
Northeast Utilities(a)	2,291	101,491
OGE Energy Corp.(a)	1,311	48,651
PPL Corp.	6,093	200,094
Southern Co. (The)(a)	4,261	185,993
Xcel Energy, Inc.(a)	3,761	114,334

Total Electric Utilities		1,886,474
Electrical Equipment – 0.4%
AMETEK, Inc.	1,098	55,130
Emerson Electric Co.(a)	4,165	260,646
Hubbell, Inc. Class B	354	42,668
Rockwell Automation, Inc.(a)	753	82,740

Total Electrical Equipment		441,184
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	801	79,988
Corning, Inc.	11,992	231,925
Knowles Corp.*(a)	596	15,794
Trimble Navigation Ltd.*(a)	526	16,043

Total Electronic Equipment, Instruments & Components		343,750
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.	2,229	145,019
Cameron International Corp.*	1,302	86,427
Diamond Offshore Drilling, Inc.(a)	1,173	40,199
FMC Technologies, Inc.*	977	53,061
Halliburton Co.	5,711	368,416
Helmerich & Payne, Inc.(a)	856	83,777
National Oilwell Varco, Inc.	3,247	247,096
Oceaneering International, Inc.(a)	458	29,848
Seventy Seven Energy, Inc.*(a)	152	3,608

Total Energy Equipment & Services		1,057,451
Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	1,884	236,103

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

CVS Health Corp.	7,031	$559,597
Kroger Co. (The)	4,061	211,172
Safeway, Inc.(a)	1,066	36,564
Sysco Corp.	2,983	113,205
Wal-Mart Stores, Inc.(a)	24,434	1,868,468
Walgreen Co.	4,773	282,895
Whole Foods Market, Inc.(a)	1,009	38,453

Total Food & Staples Retailing		3,346,457
Food Products – 1.5%
Archer-Daniels-Midland Co.	3,460	176,806
Campbell Soup Co.(a)	1,668	71,274
ConAgra Foods, Inc.	2,559	84,549
General Mills, Inc.(a)	3,724	187,876
Hershey Co. (The)(a)	884	84,360
Hormel Foods Corp.	1,335	68,606
J.M. Smucker Co. (The)(a)	590	58,404
Kellogg Co.(a)	1,909	117,594
Keurig Green Mountain, Inc.(a)	680	88,488
Kraft Foods Group, Inc.	3,854	217,366
McCormick & Co., Inc. Non-Voting Shares(a)	635	42,481
Mead Johnson Nutrition Co.(a)	790	76,014
Mondelez International, Inc. Class A	8,338	285,702
Tyson Foods, Inc. Class A(a)	2,773	109,173

Total Food Products		1,668,693
Gas Utilities – 0.0%
ONE Gas, Inc.(a)	146	5,001
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	8,306	345,446
Baxter International, Inc.(a)	3,796	272,439
Becton, Dickinson and Co.(a)	1,224	139,303
Boston Scientific Corp.*(a)	3,840	45,350
C.R. Bard, Inc.(a)	391	55,800
CareFusion Corp.*	1,215	54,979
Cooper Cos., Inc. (The)(a)	257	40,028
DENTSPLY International, Inc.(a)	803	36,617
Edwards Lifesciences Corp.*(a)	589	60,166
Intuitive Surgical, Inc.*	202	93,288
Medtronic, Inc.(a)	7,017	434,703
ResMed, Inc.(a)	767	37,790
St. Jude Medical, Inc.(a)	1,479	88,932
Stryker Corp.	1,348	108,851
Varian Medical Systems, Inc.*(a)	599	47,992
Zimmer Holdings, Inc.	1,001	100,651

Total Health Care Equipment & Supplies		1,962,335
Health Care Providers & Services – 2.6%
Aetna, Inc.(a)	2,917	236,277
AmerisourceBergen Corp.(a)	789	60,990
Cardinal Health, Inc.(a)	2,007	150,364
Cigna Corp.	1,875	170,044
DaVita HealthCare Partners, Inc.*	1,428	104,444
Express Scripts Holding Co.*	3,055	215,775
HCA Holdings, Inc.*	3,743	263,956
Investments	Shares	Value

Henry Schein, Inc.*(a)	451	$52,528
Humana, Inc.(a)	1,560	203,252
Laboratory Corp. of America Holdings*	679	69,088
McKesson Corp.	1,096	213,358
Quest Diagnostics, Inc.(a)	1,019	61,833
UnitedHealth Group, Inc.	8,156	703,455
Universal Health Services, Inc. Class B	669	69,911
WellPoint, Inc.(a)	3,348	400,488

Total Health Care Providers & Services		2,975,763
Health Care Technology – 0.0%
Cerner Corp.*(a)	949	56,532
Hotels, Restaurants & Leisure – 1.4%
Burger King Worldwide, Inc.(a)	1,021	30,283
Chipotle Mexican Grill, Inc.*(a)	70	46,661
Darden Restaurants, Inc.(a)	823	42,352
Hyatt Hotels Corp. Class A*(a)	398	24,087
Las Vegas Sands Corp.(a)	3,038	188,994
Marriott International, Inc. Class A(a)	1,480	103,452
McDonald’s Corp.	6,334	600,526
Starbucks Corp.	2,470	186,386
Starwood Hotels & Resorts Worldwide, Inc.	732	60,910
Wyndham Worldwide Corp.	682	55,419
Wynn Resorts Ltd.(a)	385	72,026
Yum! Brands, Inc.	1,771	127,477

Total Hotels, Restaurants & Leisure		1,538,573
Household Durables – 0.5%
D.R. Horton, Inc.(a)	2,647	54,316
Jarden Corp.*	375	22,541
Lennar Corp. Class A(a)	1,332	51,722
Mohawk Industries, Inc.*	228	30,739
Newell Rubbermaid, Inc.(a)	1,488	51,202
PulteGroup, Inc.(a)	14,785	261,103
Whirlpool Corp.	529	77,049

Total Household Durables		548,672
Household Products – 1.7%
Church & Dwight Co., Inc.	594	41,675
Clorox Co. (The)(a)	683	65,595
Colgate-Palmolive Co.(a)	4,007	261,337
Energizer Holdings, Inc.(a)	403	49,654
Kimberly-Clark Corp.(a)	2,039	219,335
Procter & Gamble Co. (The)	14,887	1,246,637

Total Household Products		1,884,233
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	5,693	80,727
Calpine Corp.*(a)	424	9,201
NRG Energy, Inc.(a)	1,643	50,078

Total Independent Power and Renewable Electricity Producers		140,006
Industrial Conglomerates – 2.1%
3M Co.	3,816	540,651
Danaher Corp.	3,461	262,967

See Notes to Financial Statements.

22	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

General Electric Co.	58,734	$1,504,765
Roper Industries, Inc.(a)	451	65,977

Total Industrial Conglomerates		2,374,360
Insurance – 3.0%
Aflac, Inc.	4,908	285,891
Alleghany Corp.*	79	33,034
Allstate Corp. (The)	4,149	254,624
American International Group, Inc.	12,719	687,080
Chubb Corp. (The)	1,934	176,149
Cincinnati Financial Corp.	1,100	51,755
CNA Financial Corp.	1,841	70,013
Genworth Financial, Inc. Class A*	4,049	53,042
Hartford Financial Services Group, Inc. (The)(a)	2,645	98,526
Lincoln National Corp.(a)	2,638	141,344
Loews Corp.	1,751	72,947
Markel Corp.*(a)	37	23,538
Marsh & McLennan Cos., Inc.	2,865	149,954
MetLife, Inc.	11,190	601,127
Principal Financial Group, Inc.(a)	2,209	115,906
Progressive Corp. (The)(a)	3,756	94,952
Torchmark Corp.(a)	1,192	62,425
Travelers Cos., Inc. (The)(a)	3,455	324,563
Unum Group(a)	2,714	93,307

Total Insurance		3,390,177
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	32	10,318
Expedia, Inc.(a)	466	40,831
Liberty Interactive Corp. Class A*	1,811	51,650
Netflix, Inc.*(a)	19	8,572
Priceline Group Inc. (The)*	171	198,117
TripAdvisor, Inc.*(a)	326	29,803

Total Internet & Catalog Retail		339,291
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*(a)	628	37,554
eBay, Inc.*	5,588	316,448
Equinix, Inc.*(a)	30	6,374
Facebook, Inc. Class A*	2,021	159,740
Google, Inc. Class A*	1,197	704,327
Google, Inc. Class C*	1,197	691,100
LinkedIn Corp. Class A*(a)	5	1,039
VeriSign, Inc.*(a)	614	33,844
Yahoo!, Inc.*(a)	3,488	142,136

Total Internet Software & Services		2,092,562
IT Services – 3.3%
Alliance Data Systems Corp.*(a)	209	51,888
Automatic Data Processing, Inc.	1,982	164,665
Blackhawk Network Holdings, Inc. Class B*	174	5,620
Cognizant Technology Solutions Corp. Class A*	2,672	119,625
Computer Sciences Corp.	1,457	89,095
Fidelity National Information Services, Inc.	1,286	72,402
Fiserv, Inc.*	1,173	75,817
FleetCor Technologies, Inc.*(a)	239	33,967
Investments	Shares	Value

International Business Machines Corp.(a)	9,990	$1,896,402
MasterCard, Inc. Class A	4,303	318,078
Paychex, Inc.(a)	1,523	67,317
Teradata Corp.*(a)	952	39,908
Visa, Inc. Class A	2,556	545,374
Western Union Co. (The)(a)	5,734	91,973
Xerox Corp.	11,223	148,480

Total IT Services		3,720,611
Leisure Products – 0.1%
Hasbro, Inc.(a)	791	43,501
Mattel, Inc.(a)	2,174	66,633
Polaris Industries, Inc.(a)	300	44,937

Total Leisure Products		155,071
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	1,420	80,911
Illumina, Inc.*(a)	141	23,113
Mettler-Toledo International, Inc.*	121	30,992
Thermo Fisher Scientific, Inc.	1,381	168,068
Waters Corp.*(a)	528	52,335

Total Life Sciences Tools & Services		355,419
Machinery – 1.6%
Caterpillar, Inc.(a)	4,953	490,496
Cummins, Inc.	1,158	152,833
Deere & Co.(a)	4,312	353,541
Donaldson Co., Inc.(a)	721	29,294
Dover Corp.(a)	1,192	95,753
Flowserve Corp.	734	51,762
Illinois Tool Works, Inc.(a)	2,229	188,172
PACCAR, Inc.	2,138	121,599
Pall Corp.(a)	100	8,370
Parker-Hannifin Corp.(a)	863	98,511
Snap-on, Inc.	356	43,104
Stanley Black & Decker, Inc.	790	70,144
Wabtec Corp.	394	31,930
Xylem, Inc.	828	29,386

Total Machinery		1,764,895
Media – 4.6%
CBS Corp. Class B Non-Voting Shares	3,444	184,254
Comcast Corp. Class A(a)	13,502	726,137
DIRECTV*	4,810	416,161
Discovery Communications, Inc. Class A*(a)	1,317	49,783
Discovery Communications, Inc. Class C*(a)	1,317	49,098
DISH Network Corp. Class A*	1,291	83,373
Gannett Co., Inc.(a)	1,520	45,098
Interpublic Group of Cos., Inc. (The)	2,249	41,202
Liberty Media Corp. Class A*	6,292	296,857
Liberty Media Corp. Class C*	12,584	591,322
News Corp. Class A*(a)	3,948	64,550
Omnicom Group, Inc.(a)	1,590	109,487
Scripps Networks Interactive, Inc. Class A(a)	916	71,530
Sirius XM Holdings, Inc.*(a)	13,704	47,827
Time Warner Cable, Inc.	1,590	228,149

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

Time Warner, Inc.	5,844	$439,527
Time, Inc.*(a)	730	17,104
Twenty-First Century Fox, Inc. Class A	17,758	608,922
Viacom, Inc. Class B	3,206	246,670
Walt Disney Co. (The)	9,632	857,537

Total Media		5,174,588
Metals & Mining – 0.5%
Alcoa, Inc.	1,968	31,665
Freeport-McMoRan, Inc.	8,087	264,041
Nucor Corp.(a)	1,012	54,931
Southern Copper Corp.(a)	7,058	209,270

Total Metals & Mining		559,907
Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	1,294	31,664
CMS Energy Corp.	1,904	56,473
Consolidated Edison, Inc.(a)	2,239	126,862
DTE Energy Co.(a)	1,182	89,926
NiSource, Inc.(a)	1,605	65,773
PG&E Corp.	2,373	106,880
Public Service Enterprise Group, Inc.(a)	5,216	194,244
SCANA Corp.(a)	1,060	52,587
Sempra Energy	1,314	138,469
Wisconsin Energy Corp.(a)	1,383	59,469

Total Multi-Utilities		922,347
Multiline Retail – 0.8%
Dollar General Corp.*	1,871	114,337
Dollar Tree, Inc.*	1,249	70,031
Family Dollar Stores, Inc.(a)	737	56,926
Kohl’s Corp.(a)	1,946	118,764
Macy’s, Inc.	3,058	177,915
Nordstrom, Inc.	1,349	92,231
Target Corp.(a)	3,800	238,184

Total Multiline Retail		868,388
Oil, Gas & Consumable Fuels – 9.6%
Anadarko Petroleum Corp.	2,427	246,195
Apache Corp.(a)	3,403	319,440
Cabot Oil & Gas Corp.(a)	747	24,419
Chesapeake Energy Corp.(a)	2,136	49,107
Chevron Corp.	19,393	2,313,973
Cimarex Energy Co.(a)	522	66,049
Concho Resources, Inc.*	253	31,724
ConocoPhillips(a)	11,941	913,725
CONSOL Energy, Inc.(a)	555	21,012
Continental Resources, Inc.*(a)	1,624	107,964
Denbury Resources, Inc.(a)	2,724	40,942
EOG Resources, Inc.	1,412	139,816
EQT Corp.(a)	454	41,559
Exxon Mobil Corp.	40,198	3,780,622
Hess Corp.(a)	2,820	265,982
HollyFrontier Corp.(a)	2,469	107,846
Kinder Morgan, Inc.	1,789	68,590
Marathon Oil Corp.	5,531	207,910
Investments	Shares	Value

Marathon Petroleum Corp.	2,853	$241,564
Murphy Oil Corp.(a)	774	44,048
Noble Energy, Inc.(a)	1,712	117,032
Occidental Petroleum Corp.	5,534	532,094
ONEOK, Inc.(a)	589	38,609
Phillips 66	5,378	437,285
Pioneer Natural Resources Co.(a)	264	52,000
Range Resources Corp.	117	7,934
Southwestern Energy Co.*	536	18,733
Spectra Energy Corp.(a)	3,411	133,916
Tesoro Corp.(a)	762	46,467
Valero Energy Corp.(a)	5,503	254,624
Whiting Petroleum Corp.*	966	74,913
Williams Cos., Inc. (The)	1,783	98,689

Total Oil, Gas & Consumable Fuels		10,844,783
Paper & Forest Products – 0.1%
International Paper Co.(a)	2,478	118,300
Personal Products – 0.1%
Avon Products, Inc.(a)	837	10,546
Coty, Inc. Class A(a)	1,159	19,181
Estee Lauder Cos., Inc. (The) Class A	1,516	113,276
Nu Skin Enterprises, Inc. Class A(a)	230	10,357

Total Personal Products		153,360
Pharmaceuticals – 4.7%
AbbVie, Inc.(a)	9,268	535,320
Allergan, Inc.	1,392	248,040
Bristol-Myers Squibb Co.(a)	5,963	305,186
Eli Lilly & Co.(a)	10,549	684,103
Johnson & Johnson	17,225	1,836,013
Merck & Co., Inc.	10,947	648,938
Mylan, Inc.*(a)	1,670	75,968
Pfizer, Inc.	32,763	968,802
Zoetis, Inc.(a)	1,406	51,952

Total Pharmaceuticals		5,354,322
Professional Services – 0.1%
Equifax, Inc.	481	35,950
IHS, Inc. Class A*(a)	130	16,275
Manpowergroup, Inc.	295	20,679
Towers Watson & Co. Class A	269	26,765
Verisk Analytics, Inc. Class A*	603	36,717

Total Professional Services		136,386
Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp.	881	82,488
AvalonBay Communities, Inc.	54	7,613
Boston Properties, Inc.	258	29,866
Crown Castle International Corp.	173	13,932
Federal Realty Investment Trust(a)	131	15,518
General Growth Properties, Inc.(a)	822	19,358
HCP, Inc.	2,508	99,593
Health Care REIT, Inc.(a)	200	12,474
Host Hotels & Resorts, Inc.	825	17,597
Kimco Realty Corp.(a)	723	15,841

See Notes to Financial Statements.

24	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

Macerich Co. (The)	535	$34,149
Plum Creek Timber Co., Inc.(a)	568	22,158
Public Storage	579	96,021
Realty Income Corp.(a)	396	16,153
Simon Property Group, Inc.	895	147,156
SL Green Realty Corp.(a)	98	9,929
Ventas, Inc.(a)	887	54,950
Vornado Realty Trust	295	29,488
Washington Prime Group, Inc.(a)	448	7,831
Weyerhaeuser Co.	1,792	57,093

Total Real Estate Investment Trusts (REITs)		789,208
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	1,526	45,383
Road & Rail – 1.1%
CSX Corp.(a)	7,557	242,277
Hertz Global Holdings, Inc.*(a)	1,455	36,943
JB Hunt Transport Services, Inc.(a)	496	36,729
Kansas City Southern(a)	322	39,026
Norfolk Southern Corp.(a)	2,192	244,627
Union Pacific Corp.	5,732	621,464

Total Road & Rail		1,221,066
Semiconductors & Semiconductor Equipment – 2.0%
Altera Corp.(a)	1,670	59,753
Analog Devices, Inc.	1,517	75,076
Applied Materials, Inc.	2,769	59,838
Broadcom Corp. Class A	1,829	73,928
Cree, Inc.*(a)	162	6,634
Intel Corp.(a)	40,745	1,418,741
KLA-Tencor Corp.(a)	951	74,920
Lam Research Corp.(a)	383	28,610
Linear Technology Corp.(a)	1,054	46,787
Maxim Integrated Products, Inc.(a)	1,616	48,868
Microchip Technology, Inc.(a)	703	33,203
Micron Technology, Inc.*	922	31,588
NVIDIA Corp.(a)	3,460	63,837
Texas Instruments, Inc.	4,655	221,997
Xilinx, Inc.	1,410	59,713

Total Semiconductors & Semiconductor Equipment		2,303,493
Software – 4.6%
Activision Blizzard, Inc.	7,386	153,555
Adobe Systems, Inc.*	877	60,680
ANSYS, Inc.*(a)	257	19,447
Autodesk, Inc.*(a)	615	33,886
CA, Inc.	3,683	102,903
Citrix Systems, Inc.*	549	39,166
Electronic Arts, Inc.*	630	22,434
Intuit, Inc.(a)	1,149	100,710
Microsoft Corp.	68,346	3,168,521
Oracle Corp.	35,404	1,355,265
Red Hat, Inc.*(a)	295	16,564
Symantec Corp.	3,892	91,501
VMware, Inc. Class A*(a)	1,095	102,755

Total Software		5,267,387
Investments	Shares	Value

Specialty Retail – 2.0%
Advance Auto Parts, Inc.	432	$56,290
AutoZone, Inc.*(a)	244	124,357
Bed Bath & Beyond, Inc.*(a)	1,518	99,930
Best Buy Co., Inc.	1,571	52,770
CarMax, Inc.*(a)	1,067	49,562
Dick’s Sporting Goods, Inc.(a)	584	25,626
Gap, Inc. (The)(a)	3,744	156,087
Home Depot, Inc. (The)	7,417	680,436
L Brands, Inc.(a)	1,614	108,106
Lowe’s Cos., Inc.	5,104	270,104
O’Reilly Automotive, Inc.*(a)	571	85,855
PetSmart, Inc.(a)	622	43,596
Ross Stores, Inc.(a)	1,263	95,457
Staples, Inc.(a)	4,321	52,284
Tiffany & Co.(a)	592	57,015
TJX Cos., Inc. (The)	3,881	229,639
Tractor Supply Co.(a)	491	30,201
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	204	24,107

Total Specialty Retail		2,241,422
Technology Hardware, Storage & Peripherals – 6.0%
3D Systems Corp.*(a)	39	1,808
Apple, Inc.	52,213	5,260,460
EMC Corp.	12,628	369,495
Hewlett-Packard Co.	21,586	765,655
NetApp, Inc.	1,519	65,256
SanDisk Corp.(a)	1,448	141,832
Western Digital Corp.(a)	2,143	208,557

Total Technology Hardware, Storage & Peripherals		6,813,063
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.(a)	2,014	71,719
Fossil Group, Inc.*(a)	326	30,611
Hanesbrands, Inc.	580	62,315
NIKE, Inc. Class B	3,767	336,016
PVH Corp.	194	23,503
Ralph Lauren Corp.	428	70,505
Under Armour, Inc. Class A*(a)	390	26,949
VF Corp.	2,259	149,162

Total Textiles, Apparel & Luxury Goods		770,780
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.(a)	3,318	52,657
Ocwen Financial Corp.*(a)	450	11,781

Total Thrifts & Mortgage Finance		64,438
Tobacco – 1.8%
Altria Group, Inc.	14,795	679,682
Lorillard, Inc.	2,727	163,375
Philip Morris International, Inc.	11,325	944,505
Reynolds American, Inc.(a)	3,841	226,619

Total Tobacco		2,014,181
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	992	44,541
NOW, Inc.*(a)	812	24,693

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2014

Investments	Shares	Value

United Rentals, Inc.*	398	$44,218
Veritiv Corp.*	46	2,303
W.W. Grainger, Inc.(a)	335	84,302

Total Trading Companies & Distributors		200,057
Water Utilities – 0.0%
American Water Works Co., Inc.(a)	915	44,130
Wireless Telecommunication Services – 0.0%
T-Mobile U.S., Inc.*	159	4,590
TOTAL COMMON STOCKS (Cost: $87,576,572)		113,206,842
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Equity Income Fund(b) (Cost: $101,025)	1,861	110,395
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.9%
United States – 17.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $20,320,411)(d)	20,320,411	20,320,411
TOTAL INVESTMENTS IN SECURITIES – 117.8% (Cost: $107,998,008)		133,637,648
Liabilities in Excess of Cash and Other Assets – (17.8)%		(20,185,294)

NET ASSETS – 100.0%		$113,452,354
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $24,452,064 and the total market value of the collateral held by the Fund was $25,000,746. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,680,335.

See Notes to Financial Statements.

26	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 1.4%
American Science & Engineering, Inc.(a)	848	$46,962
Lockheed Martin Corp.	49,749	9,093,122
Raytheon Co.	33,471	3,401,323

Total Aerospace & Defense		12,541,407
Banks – 7.2%
Arrow Financial Corp.(a)	2,520	63,179
Banc of California, Inc.	2,382	27,703
Bank of Hawaii Corp.(a)	5,819	330,577
BankUnited, Inc.	11,026	336,183
BB&T Corp.	74,884	2,786,434
Bridge Bancorp, Inc.(a)	1,570	37,130
Chemical Financial Corp.	3,588	96,481
City Holding Co.(a)	2,164	91,169
CNB Financial Corp.(a)	1,871	29,375
Community Bank System, Inc.(a)	4,952	166,338
Community Trust Bancorp, Inc.(a)	2,162	72,708
Cullen/Frost Bankers, Inc.(a)	7,067	540,696
CVB Financial Corp.(a)	9,501	136,339
Financial Institutions, Inc.(a)	2,092	47,028
First Busey Corp.(a)	12,418	69,168
First Community Bancshares, Inc.	2,056	29,380
First Financial Bancorp	8,845	140,016
First Financial Corp.(a)	1,793	55,493
First Niagara Financial Group, Inc.	44,534	370,968
FirstMerit Corp.(a)	20,126	354,218
Flushing Financial Corp.(a)	3,252	59,414
FNB Corp.(a)	25,932	310,925
Fulton Financial Corp.(a)	20,001	221,611
Hancock Holding Co.	8,268	264,989
JPMorgan Chase & Co.	419,910	25,295,378
National Penn Bancshares, Inc.(a)	22,105	214,640
NBT Bancorp, Inc.(a)	5,977	134,602
Pacific Continental Corp.(a)	3,922	50,398
PacWest Bancorp	4,509	185,906
Park National Corp.(a)	3,007	226,788
Penns Woods Bancorp, Inc.(a)	663	28,012
Republic Bancorp, Inc. Class A(a)	2,562	60,694
S&T Bancorp, Inc.(a)	3,309	77,629
Sandy Spring Bancorp, Inc.(a)	2,408	55,119
Southside Bancshares, Inc.(a)	2,503	83,225
Stock Yards Bancorp, Inc.(a)	1,550	46,655
Tompkins Financial Corp.(a)	2,039	89,879
TowneBank(a)	3,060	41,555
Trustmark Corp.(a)	9,644	222,150
Umpqua Holdings Corp.	13,433	221,242
United Bankshares, Inc.(a)	8,644	267,359
Univest Corp. of Pennsylvania(a)	2,700	50,625
Valley National Bancorp(a)	54,734	530,372
Washington Trust Bancorp, Inc.(a)	2,087	68,850
Wells Fargo & Co.	591,723	30,692,672
WesBanco, Inc.(a)	3,191	97,613
Investments	Shares	Value

West Bancorp, Inc.(a)	1,667	$23,555
Westamerica Bancorp(a)	3,102	144,305

Total Banks		65,546,745
Beverages – 2.6%
Coca-Cola Co. (The)	519,882	22,178,166
Dr. Pepper Snapple Group, Inc.	26,824	1,725,052

Total Beverages		23,903,218
Biotechnology – 0.0%
PDL BioPharma, Inc.(a)	42,224	315,413
Capital Markets – 0.2%
Arlington Asset Investment Corp. Class A(a)	9,727	247,163
BGC Partners, Inc. Class A(a)	62,572	464,910
Calamos Asset Management, Inc. Class A(a)	3,490	39,332
Federated Investors, Inc. Class B(a)	15,768	462,948
GFI Group, Inc.(a)	27,409	148,283
Greenhill & Co., Inc.(a)	3,961	184,147
Manning & Napier, Inc.	1,851	31,078
Westwood Holdings Group, Inc.(a)	1,475	83,618

Total Capital Markets		1,661,479
Chemicals – 1.9%
Dow Chemical Co. (The)	149,604	7,845,234
E.I. du Pont de Nemours & Co.	112,359	8,062,882
FutureFuel Corp.(a)	5,248	62,399
Innophos Holdings, Inc.	2,768	152,489
Kronos Worldwide, Inc.(a)	17,987	247,861
Olin Corp.(a)	9,346	235,986
Scotts Miracle-Gro Co. (The) Class A(a)	7,529	414,095

Total Chemicals		17,020,946
Commercial Services & Supplies – 0.9%
Covanta Holding Corp.(a)	20,522	435,477
Ennis, Inc.	5,519	72,685
KAR Auction Services, Inc.	21,166	605,982
Knoll, Inc.(a)	6,720	116,323
McGrath RentCorp(a)	2,699	92,306
Pitney Bowes, Inc.	30,123	752,774
Quad/Graphics, Inc.(a)	6,659	128,186
R.R. Donnelley & Sons Co.(a)	44,361	730,182
Republic Services, Inc.	47,596	1,857,196
Waste Management, Inc.	65,720	3,123,672
West Corp.(a)	10,991	323,795

Total Commercial Services & Supplies		8,238,578
Communications Equipment – 2.0%
Cisco Systems, Inc.	729,971	18,373,370
Comtech Telecommunications Corp.	2,455	91,203

Total Communications Equipment		18,464,573
Containers & Packaging – 0.2%
Greif, Inc. Class A	3,120	136,687
MeadWestvaco Corp.	20,437	836,691
Sonoco Products Co.	13,060	513,127

Total Containers & Packaging		1,486,505

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

Investments	Shares	Value

Diversified Consumer Services – 0.1%
H&R Block, Inc.	33,036	$1,024,446
Universal Technical Institute, Inc.	4,334	40,523

Total Diversified Consumer Services		1,064,969
Diversified Telecommunication Services – 8.8%
AT&T, Inc.	1,161,574	40,933,868
CenturyLink, Inc.	168,249	6,879,702
Consolidated Communications Holdings, Inc.(a)	13,763	344,763
Frontier Communications Corp.(a)	356,685	2,322,019
Lumos Networks Corp.(a)	2,428	39,455
Verizon Communications, Inc.	526,491	26,319,285
Windstream Holdings, Inc.	303,768	3,274,619

Total Diversified Telecommunication Services		80,113,711
Electric Utilities – 6.4%
ALLETE, Inc.(a)	6,573	291,776
American Electric Power Co., Inc.	87,780	4,582,994
Cleco Corp.(a)	7,906	380,674
Duke Energy Corp.	132,959	9,941,344
Edison International	39,988	2,236,129
El Paso Electric Co.(a)	4,665	170,506
Empire District Electric Co. (The)(a)	8,196	197,933
Entergy Corp.	39,788	3,076,806
Exelon Corp.	159,824	5,448,400
FirstEnergy Corp.	120,483	4,044,614
Great Plains Energy, Inc.(a)	24,403	589,821
Hawaiian Electric Industries, Inc.(a)	20,043	532,142
IDACORP, Inc.(a)	6,808	364,977
MGE Energy, Inc.(a)	3,765	140,284
NextEra Energy, Inc.	57,045	5,355,385
Northeast Utilities(a)	46,138	2,043,913
Otter Tail Corp.(a)	6,239	166,394
Pepco Holdings, Inc.	60,723	1,624,948
Pinnacle West Capital Corp.	19,506	1,065,808
PNM Resources, Inc.(a)	8,264	205,856
Portland General Electric Co.(a)	11,853	380,718
PPL Corp.	130,331	4,280,070
Southern Co. (The)	183,776	8,021,822
UIL Holdings Corp.(a)	10,790	381,966
Unitil Corp.(a)	2,685	83,477
Westar Energy, Inc.(a)	22,825	778,789
Xcel Energy, Inc.(a)	82,211	2,499,214

Total Electric Utilities		58,886,760
Electrical Equipment – 0.5%
Emerson Electric Co.	75,979	4,754,766
LSI Industries, Inc.(a)	2,462	14,944

Total Electrical Equipment		4,769,710
Electronic Equipment, Instruments & Components – 0.0%
Daktronics, Inc.	3,807	46,788
Electro Rent Corp.(a)	5,249	72,279
Electro Scientific Industries, Inc.(a)	3,614	24,539

Total Electronic Equipment, Instruments & Components		143,606
Investments	Shares	Value

Energy Equipment & Services – 0.1%
Diamond Offshore Drilling, Inc.(a)	35,939	$1,231,630
Food & Staples Retailing – 0.3%
Sysco Corp.	75,617	2,869,665
Village Super Market, Inc. Class A(a)	1,098	25,013

Total Food & Staples Retailing		2,894,678
Food Products – 1.8%
B&G Foods, Inc.(a)	8,508	234,395
Campbell Soup Co.(a)	37,802	1,615,279
ConAgra Foods, Inc.	55,637	1,838,247
General Mills, Inc.	81,365	4,104,864
Kellogg Co.	46,111	2,840,438
Kraft Foods Group, Inc.	98,234	5,540,398

Total Food Products		16,173,621
Gas Utilities – 0.5%
AGL Resources, Inc.(a)	20,290	1,041,689
Atmos Energy Corp.(a)	12,673	604,502
Chesapeake Utilities Corp.(a)	1,420	59,157
Laclede Group, Inc. (The)(a)	4,631	214,878
New Jersey Resources Corp.(a)	6,536	330,133
Northwest Natural Gas Co.(a)	5,218	220,461
Piedmont Natural Gas Co., Inc.	12,004	402,494
Questar Corp.(a)	23,357	520,628
South Jersey Industries, Inc.(a)	4,354	232,329
UGI Corp.	20,363	694,158
WGL Holdings, Inc.(a)	9,564	402,836

Total Gas Utilities		4,723,265
Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.	66,241	4,754,117
Meridian Bioscience, Inc.(a)	5,271	93,244

Total Health Care Equipment & Supplies		4,847,361
Health Care Providers & Services – 0.0%
Kindred Healthcare, Inc.	5,106	99,057
Landauer, Inc.(a)	1,921	63,412
Select Medical Holdings Corp.(a)	20,213	243,162

Total Health Care Providers & Services		405,631
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	1,751	100,665
Quality Systems, Inc.(a)	8,499	117,031

Total Health Care Technology		217,696
Hotels, Restaurants & Leisure – 1.8%
Cracker Barrel Old Country Store, Inc.(a)	2,757	284,495
Darden Restaurants, Inc.(a)	22,786	1,172,567
DineEquity, Inc.	2,539	207,157
Einstein Noah Restaurant Group, Inc.(a)	2,251	45,380
McDonald’s Corp.	141,088	13,376,553
Six Flags Entertainment Corp.	21,215	729,584
Speedway Motorsports, Inc.(a)	6,063	103,435

Total Hotels, Restaurants & Leisure		15,919,171

See Notes to Financial Statements.

28	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

Investments	Shares	Value

Household Durables – 0.1%
Leggett & Platt, Inc.(a)	23,430	$818,175
MDC Holdings, Inc.(a)	6,109	154,680

Total Household Durables		972,855
Household Products – 3.8%
Clorox Co. (The)(a)	16,528	1,587,349
Kimberly-Clark Corp.(a)	49,542	5,329,233
Orchids Paper Products Co.(a)	1,345	33,033
Procter & Gamble Co. (The)	333,928	27,963,131

Total Household Products		34,912,746
Industrial Conglomerates – 3.3%
General Electric Co.	1,179,860	30,228,013
Insurance – 0.5%
American National Insurance Co.	3,121	350,800
Arthur J. Gallagher & Co.	16,990	770,666
Baldwin & Lyons, Inc. Class B	2,471	61,034
Cincinnati Financial Corp.(a)	22,603	1,063,471
Donegal Group, Inc. Class A(a)	3,103	47,662
EMC Insurance Group, Inc.(a)	1,542	44,533
Erie Indemnity Co. Class A(a)	6,454	489,278
Horace Mann Educators Corp.	3,893	110,990
Mercury General Corp.(a)	11,640	568,148
Old Republic International Corp.	48,757	696,250
Safety Insurance Group, Inc.(a)	2,950	159,035
Universal Insurance Holdings, Inc.(a)	3,394	43,884

Total Insurance		4,405,751
Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.(a)	5,143	79,048
PetMed Express, Inc.(a)	4,625	62,900

Total Internet & Catalog Retail		141,948
Internet Software & Services – 0.0%
EarthLink Holdings Corp.(a)	15,038	51,430
IT Services – 0.4%
Leidos Holdings, Inc.	10,511	360,843
ManTech International Corp. Class A(a)	3,353	90,363
Paychex, Inc.(a)	49,821	2,202,088
Western Union Co. (The)(a)	68,779	1,103,215

Total IT Services		3,756,509
Leisure Products – 0.3%
Hasbro, Inc.(a)	16,785	923,091
Mattel, Inc.(a)	45,294	1,388,261
Sturm Ruger & Co., Inc.(a)	2,293	111,646

Total Leisure Products		2,422,998
Machinery – 0.9%
Caterpillar, Inc.	72,539	7,183,537
Douglas Dynamics, Inc.(a)	4,620	90,090
Harsco Corp.(a)	10,401	222,685
Hillenbrand, Inc.	7,284	225,003

Total Machinery		7,721,315
Investments	Shares	Value

Media – 0.3%
Cablevision Systems Corp. Class A(a)	32,590	$570,651
Cinemark Holdings, Inc.	15,019	511,247
Gannett Co., Inc.	28,567	847,583
Harte-Hanks, Inc.(a)	11,719	74,650
Meredith Corp.(a)	5,107	218,580
National CineMedia, Inc.	11,667	169,288
Regal Entertainment Group Class A(a)	24,496	486,980
World Wrestling Entertainment, Inc. Class A(a)	4,257	58,619

Total Media		2,937,598
Metals & Mining – 1.0%
Compass Minerals International, Inc.	4,184	352,627
Freeport-McMoRan, Inc.	154,467	5,043,348
Gold Resource Corp.(a)	16,196	82,923
Newmont Mining Corp.	72,137	1,662,758
Nucor Corp.	38,213	2,074,202

Total Metals & Mining		9,215,858
Multi-Utilities – 3.8%
Alliant Energy Corp.	16,952	939,310
Ameren Corp.	45,610	1,748,231
Avista Corp.(a)	11,066	337,845
Black Hills Corp.(a)	5,553	265,878
CenterPoint Energy, Inc.	65,121	1,593,511
CMS Energy Corp.	42,687	1,266,096
Consolidated Edison, Inc.(a)	54,408	3,082,757
Dominion Resources, Inc.	84,623	5,846,603
DTE Energy Co.	29,339	2,232,111
Integrys Energy Group, Inc.	16,683	1,081,392
NiSource, Inc.	41,873	1,715,956
NorthWestern Corp.(a)	5,668	257,101
PG&E Corp.	83,425	3,757,462
Public Service Enterprise Group, Inc.	94,801	3,530,389
SCANA Corp.(a)	25,211	1,250,718
Sempra Energy	29,309	3,088,582
TECO Energy, Inc.(a)	46,886	814,879
Vectren Corp.(a)	14,194	566,341
Wisconsin Energy Corp.(a)	35,334	1,519,362

Total Multi-Utilities		34,894,524
Oil, Gas & Consumable Fuels – 7.5%
Arch Coal, Inc.(a)	22,929	48,609
Chevron Corp.	266,064	31,746,756
Comstock Resources, Inc.(a)	5,288	98,463
ConocoPhillips	204,533	15,650,865
CVR Energy, Inc.(a)	26,975	1,206,592
Evolution Petroleum Corp.	3,590	32,956
EXCO Resources, Inc.(a)	41,968	140,173
Kinder Morgan, Inc.	207,230	7,945,198
PBF Energy, Inc. Class A	5,796	139,104
Spectra Energy Corp.	102,483	4,023,483
Targa Resources Corp.	4,946	673,497
Williams Cos., Inc. (The)	115,170	6,374,660

Total Oil, Gas & Consumable Fuels		68,080,356

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

Investments	Shares	Value

Paper & Forest Products – 0.3%
International Paper Co.	52,559	$2,509,167
Pharmaceuticals – 13.2%
AbbVie, Inc.	197,174	11,388,770
Bristol-Myers Squibb Co.	184,519	9,443,682
Eli Lilly & Co.	183,955	11,929,482
Johnson & Johnson	338,151	36,043,515
Merck & Co., Inc.	432,306	25,627,100
Pfizer, Inc.	868,791	25,690,150

Total Pharmaceuticals		120,122,699
Professional Services – 0.0%
Acacia Research Corp.(a)	6,904	106,874
CDI Corp.(a)	2,172	31,537
Heidrick & Struggles International, Inc.	2,728	56,033

Total Professional Services		194,444
Real Estate Investment Trusts (REITs) – 10.2%
Acadia Realty Trust(a)	7,442	205,250
Agree Realty Corp.	3,421	93,667
Alexander’s, Inc.(a)	880	329,041
Alexandria Real Estate Equities, Inc.	12,329	909,264
American Campus Communities, Inc.	19,632	715,586
American Realty Capital Properties, Inc.	165,095	1,991,046
AmREIT, Inc.	3,584	82,324
Apartment Investment & Management Co. Class A	22,718	722,887
Ashford Hospitality Trust, Inc.(a)	18,935	193,516
Associated Estates Realty Corp.(a)	10,458	183,120
AvalonBay Communities, Inc.	19,414	2,736,792
Aviv REIT, Inc.(a)	8,411	221,630
BioMed Realty Trust, Inc.(a)	39,587	799,657
Brandywine Realty Trust	28,514	401,192
Camden Property Trust	15,296	1,048,235
Campus Crest Communities, Inc.(a)	18,192	116,429
CBL & Associates Properties, Inc.	35,549	636,327
Cedar Realty Trust, Inc.	13,350	78,765
Chambers Street Properties	62,714	472,236
Chatham Lodging Trust	4,106	94,766
Chesapeake Lodging Trust	8,019	233,754
CoreSite Realty Corp.(a)	3,692	121,356
Corporate Office Properties Trust	17,258	443,876
Corrections Corp. of America(a)	28,500	979,260
CyrusOne, Inc.	2,424	58,273
DCT Industrial Trust, Inc.	55,450	416,429
DDR Corp.(a)	53,589	896,544
DiamondRock Hospitality Co.	24,592	311,827
Digital Realty Trust, Inc.(a)	36,173	2,256,472
Douglas Emmett, Inc.	20,403	523,745
Duke Realty Corp.	63,086	1,083,817
DuPont Fabros Technology, Inc.(a)	11,091	299,901
EastGroup Properties, Inc.(a)	5,527	334,881
Education Realty Trust, Inc.	23,402	240,573
EPR Properties(a)	14,117	715,450
Equity Commonwealth	21,244	546,183
Equity One, Inc.	19,991	432,405
Investments	Shares	Value

Equity Residential	46,072	$2,837,114
Essex Property Trust, Inc.(a)	8,039	1,436,971
Excel Trust, Inc.(a)	10,480	123,350
Extra Space Storage, Inc.	18,875	973,384
Federal Realty Investment Trust(a)	8,416	996,959
First Potomac Realty Trust(a)	15,968	187,624
Franklin Street Properties Corp.	25,814	289,633
Geo Group, Inc. (The)	20,789	794,556
Getty Realty Corp.(a)	5,414	92,038
Gladstone Commercial Corp.(a)	4,544	77,203
Glimcher Realty Trust	23,989	324,811
Government Properties Income Trust(a)	18,690	409,498
HCP, Inc.	108,992	4,328,072
Health Care REIT, Inc.	68,017	4,242,220
Healthcare Realty Trust, Inc.	21,919	519,042
Healthcare Trust of America, Inc. Class A(a)	43,783	507,883
Hersha Hospitality Trust(a)	36,569	232,945
Highwoods Properties, Inc.	18,782	730,620
Home Properties, Inc.(a)	12,137	706,859
Hospitality Properties Trust	43,593	1,170,472
Inland Real Estate Corp.(a)	28,647	283,892
Investors Real Estate Trust	25,588	197,028
Iron Mountain, Inc.(a)	29,472	962,261
Kimco Realty Corp.	75,384	1,651,663
Kite Realty Group Trust	4,902	118,824
LaSalle Hotel Properties(a)	15,122	517,777
Lexington Realty Trust(a)	59,091	578,501
Liberty Property Trust	33,281	1,106,926
LTC Properties, Inc.	7,737	285,418
Macerich Co. (The)	25,609	1,634,622
Mack-Cali Realty Corp.(a)	20,552	392,749
Medical Properties Trust, Inc.(a)	44,696	547,973
Mid-America Apartment Communities, Inc.	14,212	933,018
Monmouth Real Estate Investment Corp. Class A	11,685	118,252
National Health Investors, Inc.(a)	5,901	337,183
National Retail Properties, Inc.	26,213	906,183
Omega Healthcare Investors, Inc.	32,419	1,108,406
One Liberty Properties, Inc.(a)	4,291	86,807
Parkway Properties, Inc.	11,500	215,970
Pennsylvania Real Estate Investment Trust	11,620	231,703
Piedmont Office Realty Trust, Inc. Class A	36,620	645,977
Plum Creek Timber Co., Inc.(a)	28,952	1,129,417
Post Properties, Inc.	5,912	303,522
Potlatch Corp.(a)	4,549	182,915
Prologis, Inc.	62,871	2,370,237
Public Storage	26,527	4,399,238
Ramco-Gershenson Properties Trust	13,161	213,866
Rayonier, Inc.(a)	23,777	740,416
Realty Income Corp.(a)	47,906	1,954,086
Regency Centers Corp.(a)	15,316	824,460
Retail Opportunity Investments Corp.(a)	11,979	176,091
Retail Properties of America, Inc. Class A	48,731	712,934
RLJ Lodging Trust	17,234	490,652
Ryman Hospitality Properties, Inc.(a)	10,425	493,102

See Notes to Financial Statements.

30	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

Investments	Shares	Value

Sabra Health Care REIT, Inc.	8,287	$201,540
Saul Centers, Inc.	3,173	148,306
Select Income REIT	13,804	331,986
Senior Housing Properties Trust(a)	53,835	1,126,228
Simon Property Group, Inc.	40,247	6,617,412
Sovran Self Storage, Inc.	3,927	292,012
Spirit Realty Capital, Inc.(a)	84,524	927,228
STAG Industrial, Inc.(a)	10,851	224,724
Summit Hotel Properties, Inc.(a)	17,579	189,502
Sun Communities, Inc.(a)	8,730	440,865
Taubman Centers, Inc.	8,306	606,338
Terreno Realty Corp.(a)	2,804	52,799
UDR, Inc.(a)	41,895	1,141,639
Universal Health Realty Income Trust(a)	3,031	126,332
Urstadt Biddle Properties, Inc. Class A(a)	6,196	125,779
Ventas, Inc.(a)	57,625	3,569,869
Vornado Realty Trust	25,524	2,551,379
W.P. Carey, Inc.(a)	15,686	1,000,296
Washington Real Estate Investment Trust(a)	14,410	365,726
Weingarten Realty Investors(a)	24,415	769,072
Weyerhaeuser Co.	68,532	2,183,429
Whitestone REIT(a)	7,690	107,199
Winthrop Realty Trust	10,836	163,298

Total Real Estate Investment Trusts (REITs)		93,022,757
Road & Rail – 0.1%
Landstar System, Inc.(a)	6,958	502,298
Semiconductors & Semiconductor Equipment – 4.0%
Brooks Automation, Inc.	8,700	91,437
Intel Corp.(a)	748,297	26,055,702
Intersil Corp. Class A(a)	22,791	323,860
KLA-Tencor Corp.	20,125	1,585,447
Maxim Integrated Products, Inc.	43,455	1,314,079
Microchip Technology, Inc.(a)	27,995	1,322,204
Texas Instruments, Inc.	127,613	6,085,864

Total Semiconductors & Semiconductor Equipment		36,778,593
Software – 5.7%
American Software, Inc. Class A(a)	3,694	32,581
CA, Inc.	58,801	1,642,900
Compuware Corp.(a)	42,080	446,469
Microsoft Corp.	1,073,965	49,789,017

Total Software		51,910,967
Specialty Retail – 0.2%
American Eagle Outfitters, Inc.(a)	25,428	369,215
Staples, Inc.(a)	85,582	1,035,542

Total Specialty Retail		1,404,757
Technology Hardware, Storage & Peripherals – 0.1%
Diebold, Inc.(a)	9,469	334,445
Lexmark International, Inc. Class A(a)	9,669	410,933

Total Technology Hardware, Storage & Peripherals		745,378
Investments	Shares	Value

Thrifts & Mortgage Finance – 0.4%
Berkshire Hills Bancorp, Inc.(a)	2,543	$59,735
Brookline Bancorp, Inc.(a)	12,281	105,003
Dime Community Bancshares, Inc.(a)	5,216	75,110
New York Community Bancorp, Inc.(a)	113,244	1,797,182
Northwest Bancshares, Inc.(a)	14,066	170,199
OceanFirst Financial Corp.(a)	2,762	43,944
Oritani Financial Corp.(a)	8,667	122,118
People’s United Financial, Inc.(a)	59,455	860,314
Provident Financial Services, Inc.	8,076	132,204
TrustCo Bank Corp.(a)	14,794	95,273
United Financial Bancorp, Inc.	5,061	64,224

Total Thrifts & Mortgage Finance		3,525,306
Tobacco – 6.2%
Altria Group, Inc.	423,176	19,440,706
Lorillard, Inc.	68,346	4,094,609
Philip Morris International, Inc.	296,438	24,722,929
Reynolds American, Inc.	117,052	6,906,068
Universal Corp.(a)	3,757	166,773
Vector Group Ltd.(a)	38,532	854,641

Total Tobacco		56,185,726
Trading Companies & Distributors – 0.0%
Houston Wire & Cable Co.(a)	2,336	27,985
TAL International Group, Inc.*(a)	7,352	303,270

Total Trading Companies & Distributors		331,255
Water Utilities – 0.0%
American States Water Co.(a)	4,103	124,813
California Water Service Group	5,802	130,197
Connecticut Water Service, Inc.(a)	1,196	38,870
Middlesex Water Co.(a)	3,069	60,153

Total Water Utilities		354,033
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.	4,339	56,450
TOTAL COMMON STOCKS (Cost: $764,562,342)		907,956,404
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Total Dividend Fund(b) (Cost: $1,355,515)	19,477	1,390,488
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.0%
United States – 8.0%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $72,856,039)(d)	72,856,039	72,856,039
TOTAL INVESTMENTS IN SECURITIES – 107.7% (Cost: $838,773,896)		982,202,931
Liabilities in Excess of Cash and Other Assets – (7.7)%		(70,424,546)

NET ASSETS – 100.0%		$911,778,385

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

September 30, 2014

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $77,472,354 and the total market value of the collateral held by the Fund was $79,419,456. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,563,417.

See Notes to Financial Statements.

32	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.9%
Boeing Co. (The)	58,637	$7,469,181
General Dynamics Corp.	46,267	5,880,073
Honeywell International, Inc.	87,640	8,161,037
Lockheed Martin Corp.	65,205	11,918,170
Northrop Grumman Corp.	26,899	3,544,212
Precision Castparts Corp.	394	93,331
Raytheon Co.	43,681	4,438,863
United Technologies Corp.	108,050	11,410,080

Total Aerospace & Defense		52,914,947
Air Freight & Logistics – 0.6%
FedEx Corp.	7,501	1,211,036
United Parcel Service, Inc. Class B	94,613	9,299,512

Total Air Freight & Logistics		10,510,548
Airlines – 0.1%
Delta Air Lines, Inc.	40,206	1,453,447
Southwest Airlines Co.	31,723	1,071,286

Total Airlines		2,524,733
Auto Components – 0.2%
BorgWarner, Inc.	10,811	568,767
Johnson Controls, Inc.	56,321	2,478,124

Total Auto Components		3,046,891
Automobiles – 0.5%
Ford Motor Co.	541,910	8,014,849
Harley-Davidson, Inc.	14,350	835,170

Total Automobiles		8,850,019
Banks – 5.6%
Bank of America Corp.	149,855	2,555,028
BB&T Corp.	97,023	3,610,226
CIT Group, Inc.	8,374	384,869
Citigroup, Inc.	12,829	664,799
Fifth Third Bancorp	113,390	2,270,068
JPMorgan Chase & Co.	548,023	33,012,906
KeyCorp	78,913	1,051,910
M&T Bank Corp.(a)	17,493	2,156,712
PNC Financial Services Group, Inc. (The)	67,790	5,801,468
Regions Financial Corp.	92,494	928,640
SunTrust Banks, Inc.	32,314	1,228,901
U.S. Bancorp	228,699	9,566,479
Wells Fargo & Co.	770,174	39,948,925

Total Banks		103,180,931
Beverages – 2.8%
Coca-Cola Co. (The)	678,677	28,952,361
Coca-Cola Enterprises, Inc.	26,915	1,193,949
PepsiCo, Inc.	234,939	21,870,472

Total Beverages		52,016,782
Biotechnology – 0.5%
Amgen, Inc.	69,331	9,738,232
Investments	Shares	Value

Capital Markets – 1.8%
Ameriprise Financial, Inc.	20,057	$2,474,633
Bank of New York Mellon Corp. (The)	111,258	4,309,022
BlackRock, Inc.	19,939	6,546,373
Charles Schwab Corp. (The)	66,891	1,965,927
Franklin Resources, Inc.	24,664	1,346,901
Goldman Sachs Group, Inc. (The)	31,555	5,792,551
Morgan Stanley	68,420	2,365,279
Northern Trust Corp.	27,328	1,859,124
State Street Corp.	35,335	2,601,009
T. Rowe Price Group, Inc.	26,172	2,051,885
TD Ameritrade Holding Corp.(a)	48,268	1,610,703

Total Capital Markets		32,923,407
Chemicals – 2.4%
Air Products & Chemicals, Inc.	30,420	3,960,075
CF Industries Holdings, Inc.	5,409	1,510,301
Dow Chemical Co. (The)	196,088	10,282,855
E.I. du Pont de Nemours & Co.(a)	147,358	10,574,410
Eastman Chemical Co.	13,466	1,089,265
Ecolab, Inc.	14,627	1,679,618
FMC Corp.	5,376	307,453
Monsanto Co.	43,472	4,891,035
Mosaic Co. (The)	36,000	1,598,760
PPG Industries, Inc.	10,324	2,031,144
Praxair, Inc.	30,698	3,960,042
Sherwin-Williams Co. (The)	6,128	1,341,971
Sigma-Aldrich Corp.	6,710	912,627

Total Chemicals		44,139,556
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	61,872	2,414,245
Waste Management, Inc.(a)	85,465	4,062,152

Total Commercial Services & Supplies		6,476,397
Communications Equipment – 2.1%
Cisco Systems, Inc.	952,177	23,966,295
Motorola Solutions, Inc.	26,797	1,695,714
QUALCOMM, Inc.	177,512	13,272,573

Total Communications Equipment		38,934,582
Construction & Engineering – 0.0%
Fluor Corp.	7,414	495,181
Consumer Finance – 0.7%
American Express Co.	63,077	5,521,761
Capital One Financial Corp.	51,154	4,175,190
Discover Financial Services	37,906	2,440,767
SLM Corp.	55,415	474,352

Total Consumer Finance		12,612,070
Distributors – 0.1%
Genuine Parts Co.	22,251	1,951,635
Diversified Financial Services – 0.4%
CME Group, Inc.	39,506	3,158,702
Leucadia National Corp.	17,327	413,076
McGraw Hill Financial, Inc.	22,459	1,896,662

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2014

Investments	Shares	Value

Moody’s Corp.(a)	15,594	$1,473,633

Total Diversified Financial Services		6,942,073
Diversified Telecommunication Services – 5.3%
AT&T, Inc.	1,512,219	53,290,598
CenturyLink, Inc.	219,284	8,966,523
Verizon Communications, Inc.	684,473	34,216,805

Total Diversified Telecommunication Services		96,473,926
Electric Utilities – 3.7%
American Electric Power Co., Inc.	114,223	5,963,583
Duke Energy Corp.	173,220	12,951,659
Edison International	51,965	2,905,883
Entergy Corp.	51,830	4,008,014
Exelon Corp.(a)	207,227	7,064,368
FirstEnergy Corp.	159,296	5,347,567
NextEra Energy, Inc.	74,179	6,963,925
Northeast Utilities(a)	60,089	2,661,943
PPL Corp.	169,822	5,576,954
Southern Co. (The)(a)	238,152	10,395,335
Xcel Energy, Inc.(a)	106,936	3,250,854

Total Electric Utilities		67,090,085
Electrical Equipment – 0.4%
AMETEK, Inc.	6,315	317,076
Emerson Electric Co.	99,196	6,207,686
Rockwell Automation, Inc.	15,813	1,737,532

Total Electrical Equipment		8,262,294
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	7,857	784,600
Corning, Inc.	182,834	3,536,010

Total Electronic Equipment, Instruments & Components		4,320,610
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	27,192	1,769,111
Halliburton Co.	55,490	3,579,660
National Oilwell Varco, Inc.	30,780	2,342,358

Total Energy Equipment & Services		7,691,129
Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	24,946	3,126,233
CVS Health Corp.	83,993	6,685,003
Kroger Co. (The)	47,225	2,455,700
Sysco Corp.	98,306	3,730,713
Wal-Mart Stores, Inc.	428,787	32,789,342
Walgreen Co.	114,389	6,779,836
Whole Foods Market, Inc.(a)	16,187	616,886

Total Food & Staples Retailing		56,183,713
Food Products – 1.9%
Archer-Daniels-Midland Co.	63,907	3,265,648
Campbell Soup Co.(a)	49,307	2,106,888
ConAgra Foods, Inc.	72,350	2,390,444
General Mills, Inc.	105,829	5,339,073
Investments	Shares	Value

Hershey Co. (The)	18,456	$1,761,256
Hormel Foods Corp.	22,061	1,133,715
J.M. Smucker Co. (The)	13,146	1,301,323
Kellogg Co.	60,020	3,697,232
Kraft Foods Group, Inc.	129,103	7,281,409
Mead Johnson Nutrition Co.	18,300	1,760,826
Mondelez International, Inc. Class A	155,534	5,329,372

Total Food Products		35,367,186
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	196,463	8,170,896
Baxter International, Inc.	86,093	6,178,895
Becton, Dickinson and Co.	19,495	2,218,726
C.R. Bard, Inc.(a)	2,712	387,029
Medtronic, Inc.	106,223	6,580,515
St. Jude Medical, Inc.	26,720	1,606,674
Stryker Corp.	29,345	2,369,609
Zimmer Holdings, Inc.	8,079	812,343

Total Health Care Equipment & Supplies		28,324,687
Health Care Providers & Services – 1.0%
Aetna, Inc.	24,002	1,944,162
AmerisourceBergen Corp.	17,202	1,329,715
Cardinal Health, Inc.	34,159	2,559,192
Cigna Corp.	766	69,469
Humana, Inc.	9,208	1,199,710
McKesson Corp.	7,568	1,473,263
UnitedHealth Group, Inc.	84,957	7,327,541
WellPoint, Inc.	27,265	3,261,439

Total Health Care Providers & Services		19,164,491
Hotels, Restaurants & Leisure – 1.9%
Las Vegas Sands Corp.	80,502	5,008,029
Marriott International, Inc. Class A(a)	23,200	1,621,680
McDonald’s Corp.	184,782	17,519,182
Starbucks Corp.	55,086	4,156,790
Starwood Hotels & Resorts Worldwide, Inc.	18,224	1,516,419
Wynn Resorts Ltd.(a)	11,751	2,198,377
Yum! Brands, Inc.	49,394	3,555,380

Total Hotels, Restaurants & Leisure		35,575,857
Household Durables – 0.1%
Whirlpool Corp.	6,935	1,010,083
Household Products – 2.9%
Clorox Co. (The)(a)	21,461	2,061,114
Colgate-Palmolive Co.	106,795	6,965,170
Kimberly-Clark Corp.	64,633	6,952,572
Procter & Gamble Co. (The)	435,756	36,490,208

Total Household Products		52,469,064
Independent Power and Renewable Electricity Producers – 0.0%
AES Corp.	56,941	807,423
Industrial Conglomerates – 2.7%
3M Co.	69,346	9,824,941
Danaher Corp.	5,015	381,040

See Notes to Financial Statements.

34	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2014

Investments	Shares	Value

General Electric Co.	1,539,561	$39,443,553
Roper Industries, Inc.	2,477	362,360

Total Industrial Conglomerates		50,011,894
Insurance – 2.1%
Aflac, Inc.	56,707	3,303,183
Allstate Corp. (The)	47,273	2,901,144
American International Group, Inc.	65,166	3,520,267
Chubb Corp. (The)	26,127	2,379,647
CNA Financial Corp.	28,250	1,074,347
Hartford Financial Services Group, Inc. (The)	41,161	1,533,247
Lincoln National Corp.	17,365	930,417
Loews Corp.	11,901	495,796
Marsh & McLennan Cos., Inc.	62,617	3,277,374
MetLife, Inc.	129,571	6,960,554
Principal Financial Group, Inc.	34,853	1,828,737
Progressive Corp. (The)	35,803	905,100
Prudential Financial, Inc.	59,246	5,210,093
Travelers Cos., Inc. (The)	45,217	4,247,685

Total Insurance		38,567,591
IT Services – 2.3%
Automatic Data Processing, Inc.	64,134	5,328,253
Fidelity National Information Services, Inc.	27,093	1,525,336
International Business Machines Corp.	126,487	24,011,027
MasterCard, Inc. Class A	18,812	1,390,583
Paychex, Inc.	64,705	2,859,961
Visa, Inc. Class A	20,993	4,479,276
Xerox Corp.	133,940	1,772,026

Total IT Services		41,366,462
Leisure Products – 0.1%
Mattel, Inc.(a)	58,023	1,778,405
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	15,054	857,777
Thermo Fisher Scientific, Inc.	11,309	1,376,305

Total Life Sciences Tools & Services		2,234,082
Machinery – 1.4%
Caterpillar, Inc.(a)	94,821	9,390,124
Cummins, Inc.	18,777	2,478,188
Deere & Co.(a)	47,541	3,897,887
Dover Corp.	15,294	1,228,567
Flowserve Corp.	5,538	390,540
Illinois Tool Works, Inc.	50,389	4,253,839
PACCAR, Inc.	26,951	1,532,838
Parker-Hannifin Corp.	12,072	1,378,019
Stanley Black & Decker, Inc.	21,098	1,873,291

Total Machinery		26,423,293
Media – 2.2%
CBS Corp. Class B Non-Voting Shares	25,006	1,337,821
Comcast Corp. Class A	181,102	9,739,666
Comcast Corp. Special Class A	41,612	2,226,242
Omnicom Group, Inc.(a)	31,851	2,193,260
Time Warner Cable, Inc.	29,933	4,295,086
Investments	Shares	Value

Time Warner, Inc.	84,648	$6,366,376
Twenty-First Century Fox, Inc. Class A	60,303	2,067,790
Twenty-First Century Fox, Inc. Class B	33,263	1,107,990
Viacom, Inc. Class B	33,791	2,599,880
Walt Disney Co. (The)	103,045	9,174,096

Total Media		41,108,207
Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	200,751	6,554,520
Newmont Mining Corp.	92,725	2,137,311
Nucor Corp.	49,593	2,691,908
Southern Copper Corp.(a)	84,545	2,506,760

Total Metals & Mining		13,890,499
Multi-Utilities – 1.8%
CenterPoint Energy, Inc.	84,592	2,069,966
Consolidated Edison, Inc.(a)	70,825	4,012,944
Dominion Resources, Inc.	110,341	7,623,460
DTE Energy Co.	38,149	2,902,376
NiSource, Inc.	55,700	2,282,586
PG&E Corp.	108,699	4,895,803
Public Service Enterprise Group, Inc.	123,407	4,595,677
Sempra Energy	38,095	4,014,451

Total Multi-Utilities		32,397,263
Multiline Retail – 0.6%
Kohl’s Corp.(a)	30,434	1,857,387
Macy’s, Inc.	39,528	2,299,739
Nordstrom, Inc.	20,718	1,416,490
Target Corp.(a)	92,831	5,818,647

Total Multiline Retail		11,392,263
Oil, Gas & Consumable Fuels – 10.0%
Anadarko Petroleum Corp.	24,500	2,485,280
Apache Corp.	20,208	1,896,925
Cabot Oil & Gas Corp.(a)	5,009	163,744
Chesapeake Energy Corp.	48,267	1,109,658
Chevron Corp.	346,535	41,348,556
ConocoPhillips	267,713	20,485,399
Devon Energy Corp.	32,827	2,238,145
EOG Resources, Inc.	13,900	1,376,378
EQT Corp.	1,491	136,486
Exxon Mobil Corp.	606,117	57,005,304
Hess Corp.	22,514	2,123,520
Kinder Morgan, Inc.	270,686	10,378,101
Marathon Oil Corp.	83,091	3,123,391
Marathon Petroleum Corp.	31,807	2,693,099
Murphy Oil Corp.	20,570	1,170,639
Noble Energy, Inc.	16,336	1,116,729
Occidental Petroleum Corp.	123,129	11,838,853
ONEOK, Inc.(a)	28,869	1,892,363
Phillips 66	68,803	5,594,372
Pioneer Natural Resources Co.	334	65,788
Range Resources Corp.	2,140	145,113
Spectra Energy Corp.	133,200	5,229,432
Valero Energy Corp.	55,222	2,555,122

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2014

Investments	Shares	Value

Williams Cos., Inc. (The)	149,719	$8,286,947

Total Oil, Gas & Consumable Fuels		184,459,344
Paper & Forest Products – 0.2%
International Paper Co.	69,910	3,337,503
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,014	1,047,126
Pharmaceuticals – 8.6%
AbbVie, Inc.(a)	257,013	14,845,071
Allergan, Inc.	3,012	536,708
Bristol-Myers Squibb Co.	239,268	12,245,736
Eli Lilly & Co.	240,464	15,594,091
Johnson & Johnson	440,404	46,942,662
Merck & Co., Inc.	562,555	33,348,261
Pfizer, Inc.	1,129,474	33,398,546
Zoetis, Inc.	21,455	792,762

Total Pharmaceuticals		157,703,837
Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	30,685	2,873,037
AvalonBay Communities, Inc.	25,044	3,530,453
Boston Properties, Inc.	20,997	2,430,613
Crown Castle International Corp.	36,402	2,931,453
Equity Residential	61,028	3,758,104
General Growth Properties, Inc.	135,397	3,188,599
HCP, Inc.	143,820	5,711,092
Health Care REIT, Inc.	89,385	5,574,942
Host Hotels & Resorts, Inc.	104,632	2,231,801
Prologis, Inc.	81,831	3,085,029
Public Storage	35,024	5,808,380
Simon Property Group, Inc.	53,022	8,717,877
Ventas, Inc.	74,080	4,589,256
Vornado Realty Trust	33,158	3,314,474
Weyerhaeuser Co.	88,597	2,822,700

Total Real Estate Investment Trusts (REITs)		60,567,810
Road & Rail – 1.1%
CSX Corp.	119,706	3,837,774
Kansas City Southern(a)	4,345	526,614
Norfolk Southern Corp.	39,058	4,358,873
Union Pacific Corp.	97,447	10,565,204

Total Road & Rail		19,288,465
Semiconductors & Semiconductor Equipment – 2.9%
Altera Corp.	32,643	1,167,967
Analog Devices, Inc.	46,253	2,289,061
Applied Materials, Inc.	155,454	3,359,361
Broadcom Corp. Class A	45,055	1,821,123
Intel Corp.	974,388	33,928,190
KLA-Tencor Corp.	26,177	2,062,224
Texas Instruments, Inc.	166,053	7,919,068
Xilinx, Inc.	31,650	1,340,377

Total Semiconductors & Semiconductor Equipment		53,887,371
Investments	Shares	Value

Software – 4.6%
Activision Blizzard, Inc.	43,416	$902,619
CA, Inc.	76,472	2,136,628
Intuit, Inc.	16,091	1,410,376
Microsoft Corp.	1,401,835	64,989,070
Oracle Corp.	346,797	13,275,389
Symantec Corp.	100,943	2,373,170

Total Software		85,087,252
Specialty Retail – 1.6%
Best Buy Co., Inc.	29,379	986,841
Gap, Inc. (The)(a)	52,513	2,189,267
Home Depot, Inc. (The)	152,989	14,035,211
L Brands, Inc.	30,425	2,037,866
Lowe’s Cos., Inc.	86,081	4,555,406
Ross Stores, Inc.	11,013	832,363
Staples, Inc.(a)	111,138	1,344,770
Tiffany & Co.(a)	10,092	971,960
TJX Cos., Inc. (The)	36,340	2,150,238
Tractor Supply Co.(a)	5,157	317,207

Total Specialty Retail		29,421,129
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	764,988	77,072,541
EMC Corp.	192,359	5,628,424
Hewlett-Packard Co.	225,574	8,001,110
NetApp, Inc.	27,061	1,162,541
SanDisk Corp.	15,700	1,537,815
Western Digital Corp.	19,210	1,869,517

Total Technology Hardware, Storage & Peripherals		95,271,948
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	36,875	1,313,119
NIKE, Inc. Class B	42,150	3,759,780
PVH Corp.	460	55,729
Ralph Lauren Corp.	3,109	512,145
VF Corp.	42,490	2,805,615

Total Textiles, Apparel & Luxury Goods		8,446,388
Tobacco – 3.9%
Altria Group, Inc.	554,001	25,450,806
Lorillard, Inc.	89,042	5,334,506
Philip Morris International, Inc.	385,888	32,183,059
Reynolds American, Inc.	152,592	9,002,928

Total Tobacco		71,971,299
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	33,576	1,507,562
W.W. Grainger, Inc.(a)	5,581	1,404,459

Total Trading Companies & Distributors		2,912,021
TOTAL COMMON STOCKS (Cost: $1,463,996,312)		1,832,569,984

See Notes to Financial Statements.

36	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2014

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $330,484)	4,782	$341,393
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
United States – 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $71,857,282)(d)	71,857,282	71,857,282
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $1,536,184,078)		1,904,768,659
Liabilities in Excess of Cash and Other Assets – (3.7)%		(68,635,059)

NET ASSETS – 100.0%		$1,836,133,600
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $72,600,622 and the total market value of the collateral held by the Fund was $74,257,650. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,400,368.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	37

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 7.8%
Alliant Techsystems, Inc.	275	$35,101
B/E Aerospace, Inc.*(a)	510	42,809
Boeing Co. (The)(a)	4,345	553,466
Curtiss-Wright Corp.(a)	238	15,689
Esterline Technologies Corp.*(a)	189	21,030
Exelis, Inc.	2,198	36,355
General Dynamics Corp.	2,553	324,461
Hexcel Corp.*(a)	470	18,659
Huntington Ingalls Industries, Inc.(a)	249	25,948
L-3 Communications Holdings, Inc.	717	85,266
Lockheed Martin Corp.	2,301	420,577
Moog, Inc. Class A*(a)	326	22,298
Northrop Grumman Corp.	1,799	237,036
Raytheon Co.(a)	2,180	221,532
Teledyne Technologies, Inc.*(a)	216	20,306
Textron, Inc.(a)	1,433	51,574
Vectrus, Inc.*	122	2,385

Total Aerospace & Defense		2,134,492
Air Freight & Logistics – 1.1%
FedEx Corp.	1,851	298,844
Airlines – 1.3%
Alaska Air Group, Inc.	764	33,264
JetBlue Airways Corp.*(a)	2,185	23,205
Southwest Airlines Co.(a)	3,973	134,168
Spirit Airlines, Inc.*	343	23,715
United Continental Holdings, Inc.*	2,810	131,480

Total Airlines		345,832
Auto Components – 1.7%
Federal-Mogul Holdings Corp.*(a)	657	9,770
Gentex Corp.(a)	833	22,299
Johnson Controls, Inc.	3,762	165,528
Lear Corp.	679	58,672
Tenneco, Inc.*(a)	486	25,423
TRW Automotive Holdings Corp.*	1,447	146,509
Visteon Corp.*(a)	384	37,344

Total Auto Components		465,545
Automobiles – 4.3%
Ford Motor Co.(a)	48,976	724,355
General Motors Co.	13,552	432,851
Thor Industries, Inc.	282	14,523

Total Automobiles		1,171,729
Banks – 14.0%
BancorpSouth, Inc.(a)	190	3,827
Bank of America Corp.	38,984	664,677
BB&T Corp.(a)	1,595	59,350
Citigroup, Inc.	11,573	599,713
Comerica, Inc.(a)	429	21,390
Fifth Third Bancorp(a)	2,709	54,234
Huntington Bancshares, Inc.	2,425	23,595
Investments	Shares	Value

Iberiabank Corp.(a)	64	$4,001
JPMorgan Chase & Co.	19,989	1,204,137
KeyCorp	2,512	33,485
PNC Financial Services Group, Inc. (The)(a)	1,934	165,512
Popular, Inc.*(a)	246	7,241
PrivateBancorp, Inc.(a)	169	5,055
Regions Financial Corp.(a)	4,470	44,879
SunTrust Banks, Inc.	1,343	51,074
SVB Financial Group*(a)	75	8,407
Umpqua Holdings Corp.	220	3,623
Wells Fargo & Co.	16,905	876,862
Western Alliance Bancorp*(a)	194	4,637
Wintrust Financial Corp.(a)	108	4,824

Total Banks		3,840,523
Beverages – 0.3%
Constellation Brands, Inc. Class A*(a)	837	72,953
Capital Markets – 2.8%
Ameriprise Financial, Inc.(a)	521	64,281
Bank of New York Mellon Corp. (The)	2,517	97,483
E*TRADE Financial Corp.*(a)	486	10,979
Goldman Sachs Group, Inc. (The)(a)	1,916	351,720
Legg Mason, Inc.(a)	238	12,176
LPL Financial Holdings, Inc.(a)	197	9,072
Morgan Stanley	5,478	189,374
Raymond James Financial, Inc.	357	19,128
Stifel Financial Corp.*	241	11,301

Total Capital Markets		765,514
Chemicals – 5.4%
Ashland, Inc.(a)	980	102,018
Cabot Corp.(a)	424	21,526
Celanese Corp. Series A(a)	1,031	60,334
CF Industries Holdings, Inc.	682	190,428
Cytec Industries, Inc.	514	24,307
Dow Chemical Co. (The)(a)	5,067	265,713
E.I. du Pont de Nemours & Co.(a)	5,466	392,240
Eastman Chemical Co.(a)	1,492	120,688
H.B. Fuller Co.(a)	339	13,458
Huntsman Corp.(a)	1,591	41,350
Minerals Technologies, Inc.(a)	146	9,010
Olin Corp.(a)	659	16,640
PolyOne Corp.(a)	529	18,822
PPG Industries, Inc.(a)	747	146,965
RPM International, Inc.	791	36,212
Sensient Technologies Corp.(a)	290	15,182

Total Chemicals		1,474,893
Commercial Services & Supplies – 0.4%
Cintas Corp.(a)	645	45,531
KAR Auction Services, Inc.(a)	284	8,131
R.R. Donnelley & Sons Co.(a)	2,890	47,569
UniFirst Corp.(a)	137	13,233

Total Commercial Services & Supplies		114,464

See Notes to Financial Statements.

38	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2014

Investments	Shares	Value

Communications Equipment – 0.7%
ARRIS Group, Inc.*(a)	547	$15,510
Brocade Communications Systems, Inc.(a)	2,993	32,534
Finisar Corp.*(a)	383	6,369
Harris Corp.	964	64,010
Juniper Networks, Inc.	2,130	47,180
Ubiquiti Networks, Inc.*(a)	361	13,548

Total Communications Equipment		179,151
Construction & Engineering – 0.7%
Fluor Corp.(a)	890	59,443
Jacobs Engineering Group, Inc.*(a)	723	35,297
MasTec, Inc.*(a)	421	12,891
Quanta Services, Inc.*(a)	1,238	44,927
URS Corp.(a)	563	32,434

Total Construction & Engineering		184,992
Consumer Finance – 0.9%
Capital One Financial Corp.	2,397	195,643
Navient Corp.	2,204	39,033
SLM Corp.(a)	2,204	18,866

Total Consumer Finance		253,542
Containers & Packaging – 1.0%
Avery Dennison Corp.(a)	603	26,924
Graphic Packaging Holding Co.*(a)	2,044	25,407
Owens-Illinois, Inc.*	1,553	40,456
Packaging Corp. of America	827	52,779
Rock-Tenn Co. Class A	1,782	84,787
Sealed Air Corp.(a)	872	30,415
Sonoco Products Co.	620	24,360

Total Containers & Packaging		285,128
Diversified Consumer Services – 0.3%
Apollo Education Group, Inc.*(a)	1,662	41,799
DeVry Education Group, Inc.(a)	493	21,105
Graham Holdings Co. Class B	32	22,387
Grand Canyon Education, Inc.*(a)	200	8,154

Total Diversified Consumer Services		93,445
Diversified Financial Services – 3.1%
Berkshire Hathaway, Inc. Class B*	6,212	858,126
Diversified Telecommunication Services – 0.1%
Frontier Communications Corp.(a)	5,958	38,787
Electric Utilities – 0.6%
Entergy Corp.(a)	1,523	117,774
Great Plains Energy, Inc.(a)	971	23,469
PNM Resources, Inc.(a)	401	9,989

Total Electric Utilities		151,232
Electrical Equipment – 0.3%
Acuity Brands, Inc.(a)	138	16,244
Babcock & Wilcox Co. (The)(a)	1,305	36,135
EnerSys(a)	373	21,873

Total Electrical Equipment		74,252
Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.7%
Anixter International, Inc.	220	$18,665
Arrow Electronics, Inc.*	922	51,033
Avnet, Inc.	1,364	56,606
Belden, Inc.	193	12,356
Corning, Inc.	10,655	206,067
Ingram Micro, Inc. Class A*	1,238	31,953
Jabil Circuit, Inc.(a)	2,769	55,851
SYNNEX Corp.*(a)	230	14,865
Tech Data Corp.*(a)	271	15,951
Vishay Intertechnology, Inc.(a)	909	12,989

Total Electronic Equipment, Instruments & Components		476,336
Energy Equipment & Services – 2.3%
Baker Hughes, Inc.	2,075	134,999
Halliburton Co.	5,603	361,450
Helmerich & Payne, Inc.(a)	731	71,543
Patterson-UTI Energy, Inc.	646	21,014
Superior Energy Services, Inc.(a)	1,068	35,105
Unit Corp.*	301	17,654

Total Energy Equipment & Services		641,765
Food & Staples Retailing – 3.9%
Casey’s General Stores, Inc.(a)	212	15,200
CVS Health Corp.	6,669	530,786
Kroger Co. (The)	3,728	193,856
Safeway, Inc.(a)	830	28,469
United Natural Foods, Inc.*(a)	192	11,800
Walgreen Co.	4,770	282,718

Total Food & Staples Retailing		1,062,829
Food Products – 1.8%
Archer-Daniels-Midland Co.	3,634	185,698
Hain Celestial Group, Inc. (The)*(a)	195	19,958
Keurig Green Mountain, Inc.(a)	578	75,215
Pilgrim’s Pride Corp.*(a)	2,804	85,690
Pinnacle Foods, Inc.	601	19,623
Tyson Foods, Inc. Class A(a)	2,363	93,031
WhiteWave Foods Co. (The)*(a)	519	18,855

Total Food Products		498,070
Gas Utilities – 0.3%
AGL Resources, Inc.(a)	648	33,268
UGI Corp.(a)	1,199	40,857

Total Gas Utilities		74,125
Health Care Equipment & Supplies – 0.7%
Boston Scientific Corp.*(a)	5,922	69,939
St. Jude Medical, Inc.(a)	2,195	131,985

Total Health Care Equipment & Supplies		201,924
Health Care Providers & Services – 9.9%
Aetna, Inc.(a)	3,394	274,914
Cardinal Health, Inc.(a)	2,145	160,703
Centene Corp.*(a)	293	24,234
Cigna Corp.	3,393	307,711

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2014

Investments	Shares	Value

Express Scripts Holding Co.*(a)	3,945	$278,635
Health Net, Inc.*	555	25,591
Henry Schein, Inc.*(a)	431	50,199
Humana, Inc.(a)	1,197	155,957
LifePoint Hospitals, Inc.*	283	19,581
McKesson Corp.(a)	1,046	203,625
Omnicare, Inc.(a)	672	41,839
Owens & Minor, Inc.	378	12,376
UnitedHealth Group, Inc.(a)	7,652	659,985
Universal Health Services, Inc. Class B(a)	739	77,225
VCA, Inc.*(a)	487	19,154
WellCare Health Plans, Inc.*(a)	405	24,438
WellPoint, Inc.(a)	3,137	375,248

Total Health Care Providers & Services		2,711,415
Hotels, Restaurants & Leisure – 0.2%
Bloomin’ Brands, Inc.*(a)	859	15,754
Buffalo Wild Wings, Inc.*(a)	53	7,116
Jack in the Box, Inc.	176	12,002
Wendy’s Co. (The)(a)	1,838	15,182

Total Hotels, Restaurants & Leisure		50,054
Household Durables – 0.9%
Harman International Industries, Inc.	304	29,804
Jarden Corp.*	741	44,542
Mohawk Industries, Inc.*(a)	412	55,546
Whirlpool Corp.	796	115,937

Total Household Durables		245,829
Household Products – 0.1%
Spectrum Brands Holdings, Inc.(a)	331	29,965
Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	6,142	87,094
Insurance – 4.6%
Aflac, Inc.(a)	2,025	117,956
Allstate Corp. (The)	2,368	145,324
American Financial Group, Inc.	336	19,451
American International Group, Inc.	6,944	375,115
Assurant, Inc.(a)	331	21,283
CNA Financial Corp.(a)	885	33,657
CNO Financial Group, Inc.	1,518	25,745
First American Financial Corp.(a)	300	8,136
Genworth Financial, Inc. Class A*	1,486	19,467
Hanover Insurance Group, Inc. (The)(a)	185	11,363
Hartford Financial Services Group, Inc. (The)(a)	2,486	92,604
Kemper Corp.(a)	224	7,650
Lincoln National Corp.(a)	1,056	56,580
MBIA, Inc.*(a)	685	6,288
Mercury General Corp.	103	5,027
MetLife, Inc.(a)	2,873	154,338
Primerica, Inc.(a)	167	8,053
Principal Financial Group, Inc.(a)	788	41,346
Protective Life Corp.	320	22,211
Reinsurance Group of America, Inc.(a)	184	14,744
Investments	Shares	Value

StanCorp Financial Group, Inc.(a)	147	$9,287
Symetra Financial Corp.(a)	431	10,055
Torchmark Corp.(a)	418	21,891
Unum Group	1,013	34,827

Total Insurance		1,262,398
Internet & Catalog Retail – 0.2%
Liberty Interactive Corp. Class A*	1,951	55,643
Internet Software & Services – 0.1%
IAC/InterActiveCorp(a)	446	29,391
IT Services – 1.8%
Acxiom Corp.*(a)	258	4,270
Booz Allen Hamilton Holding Corp.(a)	1,175	27,495
Broadridge Financial Solutions, Inc.	832	34,636
Computer Sciences Corp.	1,572	96,128
Convergys Corp.(a)	434	7,734
DST Systems, Inc.	398	33,400
Euronet Worldwide, Inc.*(a)	221	10,562
Fidelity National Information Services, Inc.	1,453	81,804
Global Payments, Inc.(a)	438	30,607
Leidos Holdings, Inc.	427	14,659
Xerox Corp.(a)	11,892	157,331

Total IT Services		498,626
Leisure Products – 0.3%
Brunswick Corp.(a)	2,100	88,494
Life Sciences Tools & Services – 0.7%
PerkinElmer, Inc.(a)	539	23,500
Thermo Fisher Scientific, Inc.	1,395	169,772

Total Life Sciences Tools & Services		193,272
Machinery – 2.2%
AGCO Corp.(a)	1,156	52,552
Barnes Group, Inc.(a)	247	7,496
Colfax Corp.*(a)	335	19,085
ITT Corp.	1,399	62,871
Manitowoc Co., Inc. (The)(a)	570	13,367
Middleby Corp. (The)*(a)	225	19,829
Oshkosh Corp.(a)	642	28,344
PACCAR, Inc.	1,962	111,589
Parker-Hannifin Corp.(a)	743	84,813
Snap-on, Inc.(a)	344	41,652
SPX Corp.(a)	267	25,079
Terex Corp.(a)	722	22,938
Trinity Industries, Inc.(a)	1,166	54,476
WABCO Holdings, Inc.*	414	37,653
Xylem, Inc.	1,013	35,951

Total Machinery		617,695
Media – 1.4%
Gannett Co., Inc.(a)	2,313	68,627
Interpublic Group of Cos., Inc. (The)(a)	2,425	44,426
John Wiley & Sons, Inc. Class A(a)	395	22,163
Time Warner Cable, Inc.	1,669	239,485

Total Media		374,701

See Notes to Financial Statements.

40	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2014

Investments	Shares	Value

Metals & Mining – 0.4%
Alcoa, Inc.	1,889	$30,394
Carpenter Technology Corp.	244	11,017
Cliffs Natural Resources, Inc.(a)	3,138	32,573
Commercial Metals Co.(a)	319	5,445
Steel Dynamics, Inc.(a)	1,120	25,323
Worthington Industries, Inc.(a)	459	17,084

Total Metals & Mining		121,836
Multi-Utilities – 0.1%
Black Hills Corp.(a)	211	10,103
MDU Resources Group, Inc.(a)	871	24,222

Total Multi-Utilities		34,325
Multiline Retail – 1.1%
Dillard’s, Inc. Class A(a)	377	41,086
Kohl’s Corp.(a)	1,767	107,840
Macy’s, Inc.(a)	2,869	166,918

Total Multiline Retail		315,844
Oil, Gas & Consumable Fuels – 7.4%
ConocoPhillips(a)	10,988	840,802
Energen Corp.	242	17,482
Hess Corp.	4,907	462,828
Phillips 66	5,118	416,144
Stone Energy Corp.*(a)	369	11,572
Valero Energy Corp.(a)	5,030	232,738
Western Refining, Inc.(a)	911	38,253
World Fuel Services Corp.(a)	501	20,000

Total Oil, Gas & Consumable Fuels		2,039,819
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A(a)	495	22,290
Pharmaceuticals – 0.6%
Hospira, Inc.*(a)	1,042	54,215
Mylan, Inc.*(a)	2,302	104,718

Total Pharmaceuticals		158,933
Professional Services – 0.3%
Manpowergroup, Inc.(a)	554	38,835
On Assignment, Inc.*	212	5,692
Towers Watson & Co. Class A(a)	373	37,114

Total Professional Services		81,641
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	99	12,508
Road & Rail – 0.6%
AMERCO(a)	149	39,022
Avis Budget Group, Inc.*(a)	674	36,996
Con-way, Inc.	244	11,590
Old Dominion Freight Line, Inc.*	390	27,549
Ryder System, Inc.(a)	340	30,590
Swift Transportation Co.*(a)	741	15,546

Total Road & Rail		161,293
Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc.(a)	5,027	108,634
Investments	Shares	Value

First Solar, Inc.*(a)	720	$47,383
Lam Research Corp.(a)	831	62,076
NVIDIA Corp.(a)	2,792	51,512
Skyworks Solutions, Inc.	954	55,380
Synaptics, Inc.*(a)	242	17,714

Total Semiconductors & Semiconductor Equipment		342,699
Software – 0.4%
Activision Blizzard, Inc.	5,728	119,085
Specialty Retail – 2.3%
Advance Auto Parts, Inc.	394	51,338
AutoNation, Inc.*(a)	775	38,990
Best Buy Co., Inc.	2,676	89,887
Foot Locker, Inc.	1,052	58,544
GameStop Corp. Class A(a)	952	39,222
Guess?, Inc.(a)	632	13,885
Lowe’s Cos., Inc.	5,282	279,524
Men’s Wearhouse, Inc. (The)(a)	270	12,749
Penske Automotive Group, Inc.	640	25,978
Restoration Hardware Holdings, Inc.*(a)	140	11,137

Total Specialty Retail		621,254
Technology Hardware, Storage & Peripherals – 4.4%
Hewlett-Packard Co.	21,041	746,324
Lexmark International, Inc. Class A(a)	674	28,645
NCR Corp.*(a)	1,624	54,258
SanDisk Corp.(a)	1,620	158,679
Western Digital Corp.	2,206	214,688

Total Technology Hardware, Storage & Peripherals		1,202,594
Textiles, Apparel & Luxury Goods – 0.3%
Columbia Sportswear Co.	294	10,519
Deckers Outdoor Corp.*(a)	199	19,339
Hanesbrands, Inc.	586	62,960

Total Textiles, Apparel & Luxury Goods		92,818
Thrifts & Mortgage Finance – 0.0%
EverBank Financial Corp.(a)	364	6,428
Trading Companies & Distributors – 0.4%
GATX Corp.(a)	255	14,885
United Rentals, Inc.*(a)	561	62,327
WESCO International, Inc.*(a)	316	24,730

Total Trading Companies & Distributors		101,942
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*(a)	564	9,814
TOTAL COMMON STOCKS (Cost: $23,917,171)		27,448,193
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Earnings 500 Fund(b)	556	38,286
WisdomTree MidCap Earnings Fund(b)	186	16,281

TOTAL EXCHANGE-TRADED FUNDS (Cost: $49,752)		54,567

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2014

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.6%
United States – 25.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $7,047,195)(d)	7,047,195	$7,047,195
TOTAL INVESTMENTS IN SECURITIES – 125.6% (Cost: $31,014,118)		34,549,955
Liabilities in Excess of Cash and Other Assets – (25.6)%		(7,031,564)

NET ASSETS – 100.0%		$27,518,391
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $7,790,121 and the total market value of the collateral held by the Fund was $7,968,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $921,216.

See Notes to Financial Statements.

42	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 1.6%
Alliant Techsystems, Inc.	8,156	$1,041,032
Exelis, Inc.	124,777	2,063,812
Huntington Ingalls Industries, Inc.	14,069	1,466,130
L-3 Communications Holdings, Inc.	55,710	6,625,033
Rockwell Collins, Inc.(a)	67,120	5,268,920
Textron, Inc.	20,105	723,579
Triumph Group, Inc.(a)	3,242	210,892
Vectrus, Inc.*	6,932	135,383

Total Aerospace & Defense		17,534,781
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.(a)	112,241	7,443,823
Expeditors International of Washington, Inc.	85,539	3,471,173

Total Air Freight & Logistics		10,914,996
Airlines – 0.2%
Alaska Air Group, Inc.(a)	47,073	2,049,558
Auto Components – 0.5%
Dana Holding Corp.(a)	47,171	904,268
Gentex Corp.(a)	72,900	1,951,533
Goodyear Tire & Rubber Co. (The)	65,363	1,476,223
Lear Corp.	20,338	1,757,407

Total Auto Components		6,089,431
Automobiles – 0.1%
Thor Industries, Inc.(a)	27,322	1,407,083
Banks – 2.6%
Associated Banc-Corp.(a)	62,529	1,089,255
Bank of Hawaii Corp.(a)	25,174	1,430,135
BankUnited, Inc.(a)	47,653	1,452,940
BOK Financial Corp.(a)	31,346	2,083,882
City National Corp.(a)	12,533	948,372
Comerica, Inc.(a)	48,930	2,439,650
Commerce Bancshares, Inc.(a)	33,728	1,505,786
Cullen/Frost Bankers, Inc.(a)	30,724	2,350,693
East West Bancorp, Inc.	44,087	1,498,958
First Horizon National Corp.(a)	75,919	932,285
First Niagara Financial Group, Inc.(a)	192,257	1,601,501
First Republic Bank(a)	22,649	1,118,408
FirstMerit Corp.	87,151	1,533,858
Hancock Holding Co.	40,701	1,304,467
Huntington Bancshares, Inc.	320,483	3,118,300
Investors Bancorp, Inc.(a)	42,139	426,868
Prosperity Bancshares, Inc.(a)	18,684	1,068,164
Synovus Financial Corp.	28,603	676,175
TCF Financial Corp.(a)	36,878	572,715
UMB Financial Corp.(a)	11,696	638,017
Webster Financial Corp.(a)	33,422	973,917
Zions Bancorp(a)	19,377	563,096

Total Banks		29,327,442
Beverages – 2.4%
Brown-Forman Corp. Class A	26,012	2,320,010
Investments	Shares	Value

Brown-Forman Corp. Class B(a)	52,400	$4,727,528
Dr. Pepper Snapple Group, Inc.(a)	189,107	12,161,471
Molson Coors Brewing Co. Class B	109,954	8,184,976

Total Beverages		27,393,985
Building Products – 0.7%
A.O. Smith Corp.	20,410	964,985
Fortune Brands Home & Security, Inc.	45,809	1,883,208
Lennox International, Inc.	16,816	1,292,646
Masco Corp.	147,145	3,519,708

Total Building Products		7,660,547
Capital Markets – 1.0%
Eaton Vance Corp.(a)	46,059	1,737,806
Federated Investors, Inc. Class B(a)	67,832	1,991,548
Financial Engines, Inc.(a)	2,597	88,856
Legg Mason, Inc.(a)	26,550	1,358,298
LPL Financial Holdings, Inc.	31,230	1,438,142
Raymond James Financial, Inc.	28,516	1,527,887
SEI Investments Co.	36,165	1,307,726
Waddell & Reed Financial, Inc. Class A	27,113	1,401,471

Total Capital Markets		10,851,734
Chemicals – 4.2%
Airgas, Inc.(a)	38,737	4,286,249
Albemarle Corp.(a)	36,472	2,148,201
Ashland, Inc.(a)	33,178	3,453,830
Axiall Corp.(a)	28,584	1,023,593
Cabot Corp.(a)	30,661	1,556,659
Celanese Corp. Series A(a)	61,980	3,627,070
Cytec Industries, Inc.	11,648	550,834
H.B. Fuller Co.(a)	11,893	472,152
Huntsman Corp.(a)	150,913	3,922,229
International Flavors & Fragrances, Inc.	44,456	4,262,441
NewMarket Corp.(a)	5,283	2,012,929
PolyOne Corp.(a)	19,910	708,398
Rockwood Holdings, Inc.	56,005	4,281,582
RPM International, Inc.	94,403	4,321,769
Scotts Miracle-Gro Co. (The) Class A(a)	52,590	2,892,450
Sensient Technologies Corp.(a)	28,158	1,474,071
Valhi, Inc.(a)	132,425	864,735
Valspar Corp. (The)	33,840	2,673,022
Westlake Chemical Corp.	30,711	2,659,265

Total Chemicals		47,191,479
Commercial Services & Supplies – 2.1%
ADT Corp. (The)(a)	78,539	2,784,993
Cintas Corp.(a)	49,103	3,466,181
KAR Auction Services, Inc.	146,194	4,185,534
Pitney Bowes, Inc.(a)	204,246	5,104,108
R.R. Donnelley & Sons Co.(a)	306,325	5,042,109
Rollins, Inc.(a)	53,035	1,552,865
Waste Connections, Inc.	39,591	1,920,955

Total Commercial Services & Supplies		24,056,745
Communications Equipment – 0.5%
Harris Corp.	79,642	5,288,229

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

Construction & Engineering – 0.3%
EMCOR Group, Inc.	11,760	$469,929
KBR, Inc.(a)	46,602	877,516
URS Corp.(a)	36,405	2,097,292

Total Construction & Engineering		3,444,737
Construction Materials – 0.3%
Eagle Materials, Inc.(a)	7,779	792,136
Martin Marietta Materials, Inc.(a)	22,801	2,939,961
Vulcan Materials Co.(a)	2,861	172,318

Total Construction Materials		3,904,415
Containers & Packaging – 2.8%
AptarGroup, Inc.(a)	30,308	1,839,696
Avery Dennison Corp.(a)	67,612	3,018,876
Ball Corp.(a)	43,759	2,768,632
Bemis Co., Inc.(a)	79,344	3,016,659
MeadWestvaco Corp.	145,236	5,945,962
Packaging Corp. of America	74,299	4,741,762
Rock-Tenn Co. Class A	58,200	2,769,156
Sealed Air Corp.(a)	94,317	3,289,777
Silgan Holdings, Inc.(a)	22,517	1,058,299
Sonoco Products Co.	91,695	3,602,696

Total Containers & Packaging		32,051,515
Distributors – 0.1%
Pool Corp.	18,464	995,579
Diversified Consumer Services – 1.1%
Graham Holdings Co. Class B	2,855	1,997,329
H&R Block, Inc.	231,464	7,177,699
Service Corp. International(a)	101,483	2,145,351
Sotheby’s(a)	15,722	561,590

Total Diversified Consumer Services		11,881,969
Diversified Financial Services – 0.3%
CBOE Holdings, Inc.(a)	21,906	1,172,519
FNFV Group*	37,210	512,010
MarketAxess Holdings, Inc.(a)	5,363	331,755
NASDAQ OMX Group, Inc. (The)(a)	39,909	1,692,940
Voya Financial, Inc.	5,104	199,566

Total Diversified Financial Services		3,908,790
Diversified Telecommunication Services – 3.6%
Frontier Communications Corp.(a)	2,538,244	16,523,969
Windstream Holdings, Inc.	2,174,436	23,440,420

Total Diversified Telecommunication Services		39,964,389
Electric Utilities – 4.1%
Cleco Corp.(a)	55,766	2,685,133
Great Plains Energy, Inc.(a)	173,189	4,185,978
Hawaiian Electric Industries, Inc.(a)	143,044	3,797,818
IDACORP, Inc.(a)	47,822	2,563,738
ITC Holdings Corp.	83,154	2,962,777
OGE Energy Corp.	145,526	5,400,470
Pepco Holdings, Inc.	426,895	11,423,710
Pinnacle West Capital Corp.(a)	138,730	7,580,207
Investments	Shares	Value

Westar Energy, Inc.(a)	162,789	$5,554,361

Total Electric Utilities		46,154,192
Electrical Equipment – 0.6%
Acuity Brands, Inc.(a)	6,154	724,387
Babcock & Wilcox Co. (The)	39,419	1,091,512
EnerSys(a)	10,057	589,742
Hubbell, Inc. Class B	29,235	3,523,695
Regal-Beloit Corp.(a)	15,036	966,063

Total Electrical Equipment		6,895,399
Electronic Equipment, Instruments & Components – 1.0%
Avnet, Inc.	58,701	2,436,091
Belden, Inc.(a)	3,502	224,198
CDW Corp.	38,421	1,192,972
Cognex Corp.*(a)	15,603	628,333
FEI Co.(a)	6,560	494,755
FLIR Systems, Inc.(a)	52,552	1,646,980
Jabil Circuit, Inc.	123,767	2,496,380
National Instruments Corp.(a)	67,921	2,100,797

Total Electronic Equipment, Instruments & Components		11,220,506
Energy Equipment & Services – 2.3%
Bristow Group, Inc.(a)	14,683	986,698
CARBO Ceramics, Inc.(a)	7,017	415,617
Diamond Offshore Drilling, Inc.(a)	259,794	8,903,140
Helmerich & Payne, Inc.(a)	77,868	7,620,941
Oceaneering International, Inc.	36,327	2,367,430
Patterson-UTI Energy, Inc.	33,561	1,091,739
RPC, Inc.(a)	147,977	3,249,575
Tidewater, Inc.(a)	26,320	1,027,270

Total Energy Equipment & Services		25,662,410
Food & Staples Retailing – 0.6%
Casey’s General Stores, Inc.(a)	11,299	810,138
PriceSmart, Inc.(a)	4,606	394,458
Safeway, Inc.(a)	175,432	6,017,318

Total Food & Staples Retailing		7,221,914
Food Products – 1.4%
Flowers Foods, Inc.(a)	127,688	2,344,352
Ingredion, Inc.(a)	52,065	3,946,006
McCormick & Co., Inc. Non-Voting Shares(a)	71,513	4,784,220
Pinnacle Foods, Inc.(a)	94,630	3,089,669
Seaboard Corp.*	32	85,600
Tyson Foods, Inc. Class A(a)	50,163	1,974,917

Total Food Products		16,224,764
Gas Utilities – 2.4%
AGL Resources, Inc.(a)	143,354	7,359,794
Atmos Energy Corp.(a)	89,577	4,272,823
National Fuel Gas Co.(a)	53,298	3,730,327
Piedmont Natural Gas Co., Inc.	85,578	2,869,430
Questar Corp.(a)	166,147	3,703,417
UGI Corp.(a)	143,977	4,908,176

Total Gas Utilities		26,843,967

See Notes to Financial Statements.

44	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

Health Care Equipment & Supplies – 0.9%
Cooper Cos., Inc. (The)	784	$122,108
DENTSPLY International, Inc.(a)	22,345	1,018,932
ResMed, Inc.(a)	92,383	4,551,710
STERIS Corp.(a)	31,753	1,713,392
Teleflex, Inc.(a)	17,711	1,860,363
West Pharmaceutical Services, Inc.(a)	16,898	756,355

Total Health Care Equipment & Supplies		10,022,860
Health Care Providers & Services – 1.1%
HealthSouth Corp.(a)	54,109	1,996,622
Omnicare, Inc.(a)	29,066	1,809,649
Patterson Cos., Inc.(a)	49,765	2,061,764
Quest Diagnostics, Inc.(a)	97,529	5,918,060
Universal Health Services, Inc. Class B	6,699	700,045

Total Health Care Providers & Services		12,486,140
Hotels, Restaurants & Leisure – 3.6%
Brinker International, Inc.(a)	41,729	2,119,416
Burger King Worldwide, Inc.(a)	136,110	4,037,023
Cheesecake Factory, Inc. (The)(a)	17,714	805,987
Choice Hotels International, Inc.(a)	26,672	1,386,944
Cracker Barrel Old Country Store, Inc.(a)	19,518	2,014,062
Darden Restaurants, Inc.(a)	161,827	8,327,617
Domino’s Pizza, Inc.	19,197	1,477,401
Dunkin’ Brands Group, Inc.(a)	51,364	2,302,135
International Game Technology	178,837	3,016,980
SeaWorld Entertainment, Inc.	74,300	1,428,789
Six Flags Entertainment Corp.(a)	150,114	5,162,420
Vail Resorts, Inc.	11,588	1,005,375
Wendy’s Co. (The)(a)	277,061	2,288,524
Wyndham Worldwide Corp.	62,112	5,047,221

Total Hotels, Restaurants & Leisure		40,419,894
Household Durables – 1.9%
D.R. Horton, Inc.(a)	71,110	1,459,177
Harman International Industries, Inc.	28,509	2,795,022
Leggett & Platt, Inc.(a)	167,136	5,836,389
Lennar Corp. Class A(a)	21,158	821,565
Newell Rubbermaid, Inc.(a)	160,719	5,530,341
PulteGroup, Inc.(a)	125,175	2,210,591
Tupperware Brands Corp.(a)	40,524	2,797,777

Total Household Durables		21,450,862
Household Products – 1.0%
Church & Dwight Co., Inc.	70,144	4,921,303
Energizer Holdings, Inc.	34,317	4,228,197
Spectrum Brands Holdings, Inc.	22,405	2,028,325

Total Household Products		11,177,825
Independent Power and Renewable Electricity Producers – 0.4%
NRG Energy, Inc.(a)	164,301	5,007,894
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.(a)	21,546	1,731,867
Investments	Shares	Value

Insurance – 3.5%
American Financial Group, Inc.(a)	25,709	$1,488,294
American National Insurance Co.(a)	13,174	1,480,758
AmTrust Financial Services, Inc.(a)	27,044	1,076,892
Arthur J. Gallagher & Co.	73,645	3,340,537
Assurant, Inc.	20,425	1,313,328
Brown & Brown, Inc.	35,878	1,153,478
Cincinnati Financial Corp.(a)	97,978	4,609,865
CNO Financial Group, Inc.	27,669	469,266
Erie Indemnity Co. Class A(a)	27,957	2,119,420
First American Financial Corp.(a)	34,117	925,253
FNF Group(a)	113,254	3,141,666
Hanover Insurance Group, Inc. (The)(a)	18,431	1,132,032
HCC Insurance Holdings, Inc.	35,669	1,722,456
Mercury General Corp.	50,626	2,471,055
Old Republic International Corp.(a)	209,194	2,987,290
ProAssurance Corp.	23,456	1,033,706
Protective Life Corp.	23,194	1,609,896
Reinsurance Group of America, Inc.	20,465	1,639,860
StanCorp Financial Group, Inc.(a)	13,466	850,782
Torchmark Corp.(a)	22,294	1,167,537
Unum Group(a)	80,403	2,764,255
W.R. Berkley Corp.(a)	23,380	1,117,564

Total Insurance		39,615,190
Internet & Catalog Retail – 0.4%
Expedia, Inc.(a)	31,153	2,729,626
HSN, Inc.(a)	25,893	1,589,053

Total Internet & Catalog Retail		4,318,679
Internet Software & Services – 0.2%
IAC/InterActiveCorp	36,860	2,429,074
IT Services – 2.1%
Broadridge Financial Solutions, Inc.	76,246	3,174,121
Computer Sciences Corp.	65,823	4,025,076
DST Systems, Inc.	16,807	1,410,443
Global Payments, Inc.(a)	2,786	194,686
Jack Henry & Associates, Inc.	34,774	1,935,521
Leidos Holdings, Inc.(a)	73,390	2,519,479
MAXIMUS, Inc.	8,304	333,240
Total System Services, Inc.(a)	69,827	2,161,844
Western Union Co. (The)(a)	484,062	7,764,354

Total IT Services		23,518,764
Leisure Products – 1.0%
Brunswick Corp.(a)	23,189	977,184
Hasbro, Inc.(a)	118,499	6,516,853
Polaris Industries, Inc.(a)	24,764	3,709,400

Total Leisure Products		11,203,437
Life Sciences Tools & Services – 0.2%
PerkinElmer, Inc.	23,755	1,035,718
Techne Corp.(a)	14,905	1,394,363

Total Life Sciences Tools & Services		2,430,081
Machinery – 3.7%
Actuant Corp. Class A(a)	2,874	87,715

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

AGCO Corp.(a)	20,037	$910,882
Allison Transmission Holdings, Inc.	95,960	2,733,900
CLARCOR, Inc.(a)	16,479	1,039,495
Crane Co.	31,205	1,972,468
Donaldson Co., Inc.(a)	52,930	2,150,546
Graco, Inc.	23,985	1,750,425
IDEX Corp.	30,888	2,235,365
ITT Corp.(a)	24,992	1,123,141
Joy Global, Inc.(a)	41,044	2,238,540
Kennametal, Inc.(a)	33,450	1,381,820
Lincoln Electric Holdings, Inc.(a)	30,997	2,142,978
Manitowoc Co., Inc. (The)(a)	14,038	329,191
Nordson Corp.(a)	19,085	1,451,796
Oshkosh Corp.(a)	30,988	1,368,120
Pall Corp.(a)	43,474	3,638,774
Snap-on, Inc.	28,513	3,452,354
SPX Corp.	13,983	1,313,423
Timken Co. (The)	50,988	2,161,381
Toro Co. (The)	15,179	899,052
Trinity Industries, Inc.(a)	51,528	2,407,388
Valmont Industries, Inc.(a)	5,695	768,426
Wabtec Corp.	6,078	492,561
Woodward, Inc.(a)	14,391	685,299
Xylem, Inc.	73,806	2,619,375

Total Machinery		41,354,415
Media – 2.4%
Cablevision Systems Corp. Class A(a)	232,170	4,065,297
Cinemark Holdings, Inc.	104,659	3,562,592
Gannett Co., Inc.(a)	200,286	5,942,486
Interpublic Group of Cos., Inc. (The)	229,953	4,212,739
John Wiley & Sons, Inc. Class A	28,044	1,573,549
Morningstar, Inc.(a)	8,579	582,514
Regal Entertainment Group Class A(a)	172,348	3,426,278
Scripps Networks Interactive, Inc. Class A(a)	24,257	1,894,229
Viacom, Inc. Class A(a)	22,032	1,696,684

Total Media		26,956,368
Metals & Mining – 2.0%
Alcoa, Inc.(a)	390,130	6,277,192
Allegheny Technologies, Inc.(a)	70,380	2,611,098
Carpenter Technology Corp.(a)	18,987	857,263
Cliffs Natural Resources, Inc.(a)	113,945	1,182,749
Reliance Steel & Aluminum Co.	41,397	2,831,555
Royal Gold, Inc.(a)	34,293	2,226,987
Steel Dynamics, Inc.(a)	158,636	3,586,760
United States Steel Corp.(a)	32,088	1,256,887
Worthington Industries, Inc.	30,091	1,119,987

Total Metals & Mining		21,950,478
Multi-Utilities – 6.1%
Alliant Energy Corp.(a)	120,398	6,671,253
Ameren Corp.	322,749	12,370,969
CMS Energy Corp.	303,028	8,987,811
Integrys Energy Group, Inc.(a)	118,780	7,699,320
MDU Resources Group, Inc.	134,837	3,749,817
Investments	Shares	Value

SCANA Corp.(a)	179,177	$8,888,971
TECO Energy, Inc.(a)	335,048	5,823,134
Vectren Corp.(a)	99,991	3,989,641
Wisconsin Energy Corp.(a)	249,420	10,725,060

Total Multi-Utilities		68,905,976
Multiline Retail – 0.4%
Dillard’s, Inc. Class A(a)	3,112	339,146
Family Dollar Stores, Inc.(a)	55,921	4,319,338

Total Multiline Retail		4,658,484
Oil, Gas & Consumable Fuels – 3.3%
Cimarex Energy Co.	14,596	1,846,832
CONSOL Energy, Inc.(a)	90,654	3,432,160
CVR Energy, Inc.(a)	191,280	8,555,954
Energen Corp.	18,726	1,352,766
HollyFrontier Corp.(a)	148,198	6,473,289
Peabody Energy Corp.(a)	147,099	1,821,086
QEP Resources, Inc.(a)	13,902	427,904
SemGroup Corp. Class A	17,941	1,493,947
SM Energy Co.(a)	2,475	193,050
Targa Resources Corp.	34,755	4,732,588
Tesoro Corp.(a)	68,952	4,204,693
Western Refining, Inc.	52,717	2,213,587
World Fuel Services Corp.(a)	7,439	296,965

Total Oil, Gas & Consumable Fuels		37,044,821
Personal Products – 0.3%
Avon Products, Inc.(a)	181,479	2,286,636
Nu Skin Enterprises, Inc. Class A(a)	15,638	704,179

Total Personal Products		2,990,815
Professional Services – 1.0%
Dun & Bradstreet Corp. (The)(a)	15,727	1,847,451
Equifax, Inc.	47,300	3,535,202
Manpowergroup, Inc.	25,634	1,796,943
Robert Half International, Inc.	65,659	3,217,291
Towers Watson & Co. Class A	7,373	733,614

Total Professional Services		11,130,501
Real Estate Investment Trusts (REITs) –16.5%
Alexandria Real Estate Equities, Inc.	55,363	4,083,021
American Campus Communities, Inc.	84,073	3,064,461
American Homes 4 Rent Class A(a)	41,927	708,147
Apartment Investment & Management Co. Class A	98,706	3,140,825
BioMed Realty Trust, Inc.(a)	177,787	3,591,297
Camden Property Trust	67,589	4,631,874
CBL & Associates Properties, Inc.(a)	158,562	2,838,260
Corrections Corp. of America(a)	123,529	4,244,456
DDR Corp.(a)	233,312	3,903,310
Digital Realty Trust, Inc.(a)	158,101	9,862,340
Douglas Emmett, Inc.(a)	87,992	2,258,755
Duke Realty Corp.	273,361	4,696,342
EPR Properties(a)	58,173	2,948,208
Equity Commonwealth	93,249	2,397,432

See Notes to Financial Statements.

46	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

Equity Lifestyle Properties, Inc.	41,914	$1,775,477
Equity One, Inc.	86,347	1,867,686
Essex Property Trust, Inc.(a)	34,714	6,205,127
Extra Space Storage, Inc.(a)	82,189	4,238,487
Federal Realty Investment Trust(a)	36,183	4,286,238
Highwoods Properties, Inc.(a)	77,214	3,003,625
Home Properties, Inc.(a)	54,317	3,163,422
Hospitality Properties Trust	190,889	5,125,370
Iron Mountain, Inc.(a)	210,562	6,874,849
Kilroy Realty Corp.(a)	41,326	2,456,417
Kimco Realty Corp.	329,337	7,215,774
LaSalle Hotel Properties(a)	67,249	2,302,606
Lexington Realty Trust(a)	265,500	2,599,245
Liberty Property Trust	148,355	4,934,287
Macerich Co. (The)	107,044	6,832,618
Mid-America Apartment Communities, Inc.(a)	62,557	4,106,867
National Retail Properties, Inc.(a)	114,923	3,972,888
Omega Healthcare Investors, Inc.(a)	140,793	4,813,713
Piedmont Office Realty Trust, Inc. Class A(a)	143,501	2,531,358
Plum Creek Timber Co., Inc.(a)	123,039	4,799,751
Rayonier, Inc.(a)	106,810	3,326,063
Realty Income Corp.(a)	206,911	8,439,900
Regency Centers Corp.(a)	66,951	3,603,972
Retail Properties of America, Inc. Class A	220,589	3,227,217
RLJ Lodging Trust	74,943	2,133,627
Senior Housing Properties Trust(a)	236,126	4,939,756
SL Green Realty Corp.(a)	37,632	3,812,874
Spirit Realty Capital, Inc.(a)	367,960	4,036,521
Tanger Factory Outlet Centers, Inc.	48,044	1,572,000
Taubman Centers, Inc.(a)	35,506	2,591,938
UDR, Inc.(a)	182,543	4,974,297
W.P. Carey, Inc.(a)	68,541	4,370,860
Weingarten Realty Investors(a)	96,748	3,047,562

Total Real Estate Investment Trusts (REITs)		185,551,120
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	3,481	439,790
Road & Rail – 0.7%
JB Hunt Transport Services, Inc.(a)	27,621	2,045,335
Landstar System, Inc.(a)	48,777	3,521,212
Ryder System, Inc.(a)	30,102	2,708,277

Total Road & Rail		8,274,824
Semiconductors & Semiconductor Equipment – 2.9%
Linear Technology Corp.(a)	161,256	7,158,154
Maxim Integrated Products, Inc.(a)	308,214	9,320,391
Microchip Technology, Inc.(a)	197,376	9,322,069
NVIDIA Corp.(a)	384,265	7,089,689

Total Semiconductors & Semiconductor Equipment		32,890,303
Software – 0.3%
FactSet Research Systems, Inc.(a)	16,288	1,979,481
Mentor Graphics Corp.(a)	25,344	519,425
Solera Holdings, Inc.	19,987	1,126,467

Total Software		3,625,373
Investments	Shares	Value

Specialty Retail – 2.6%
Abercrombie & Fitch Co. Class A(a)	57,311	$2,082,682
Advance Auto Parts, Inc.	4,811	626,873
American Eagle Outfitters, Inc.(a)	203,449	2,954,079
Buckle, Inc. (The)(a)	23,012	1,044,515
Chico’s FAS, Inc.(a)	55,884	825,407
CST Brands, Inc.(a)	15,811	568,405
Dick’s Sporting Goods, Inc.(a)	26,859	1,178,573
DSW, Inc. Class A	26,362	793,760
Foot Locker, Inc.	88,709	4,936,656
GameStop Corp. Class A(a)	77,293	3,184,471
GNC Holdings, Inc. Class A	29,546	1,144,612
Guess?, Inc.(a)	65,516	1,439,386
Penske Automotive Group, Inc.	39,737	1,612,925
PetSmart, Inc.(a)	33,298	2,333,857
Williams-Sonoma, Inc.(a)	59,859	3,984,814

Total Specialty Retail		28,711,015
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.	14,951	1,159,001
Hanesbrands, Inc.	34,445	3,700,771
Wolverine World Wide, Inc.(a)	21,560	540,294

Total Textiles, Apparel & Luxury Goods		5,400,066
Thrifts & Mortgage Finance – 1.2%
Hudson City Bancorp, Inc.	166,886	1,622,132
New York Community Bancorp, Inc.(a)	490,289	7,780,886
People’s United Financial, Inc.(a)	257,346	3,723,797

Total Thrifts & Mortgage Finance		13,126,815
Trading Companies & Distributors – 0.3%
Air Lease Corp.	11,401	370,533
MSC Industrial Direct Co., Inc. Class A(a)	23,911	2,043,434
Watsco, Inc.	15,457	1,332,084

Total Trading Companies & Distributors		3,746,051
Water Utilities – 0.9%
American Water Works Co., Inc.	142,150	6,855,895
Aqua America, Inc.(a)	134,627	3,167,773

Total Water Utilities		10,023,668
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	63,415	1,519,423
TOTAL COMMON STOCKS (Cost: $957,389,972)		1,120,253,429
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree LargeCap Dividend Fund(b) (Cost: $2,085,848)	30,151	2,145,847

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	47

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2014

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.5%
United States – 28.5%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $321,534,638)(d)	321,534,638	$321,534,638
TOTAL INVESTMENTS IN SECURITIES – 128.2% (Cost: $1,281,010,458)		1,443,933,914
Liabilities in Excess of Cash and Other Assets – (28.2)%		(317,543,970)

NET ASSETS – 100.0%		$1,126,389,944
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $333,697,472 and the total market value of the collateral held by the Fund was $341,933,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,398,789.

See Notes to Financial Statements.

48	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.1%
Alliant Techsystems, Inc.	17,627	$2,249,910
Curtiss-Wright Corp.(a)	12,852	847,204
Esterline Technologies Corp.*(a)	10,518	1,170,338
Exelis, Inc.	95,830	1,585,028
HEICO Corp.(a)	9,752	455,418
Hexcel Corp.*(a)	25,667	1,018,980
Huntington Ingalls Industries, Inc.	14,020	1,461,024
Moog, Inc. Class A*(a)	14,248	974,563
Spirit Aerosystems Holdings, Inc. Class A*	5,262	200,272
Teledyne Technologies, Inc.*(a)	10,793	1,014,650
Triumph Group, Inc.(a)	19,283	1,254,359
Vectrus, Inc.*	5,324	103,976

Total Aerospace & Defense		12,335,722
Airlines – 1.9%
Alaska Air Group, Inc.(a)	83,188	3,622,005
Allegiant Travel Co.(a)	5,010	619,537
American Airlines Group, Inc.(a)	131,294	4,658,311
JetBlue Airways Corp.*(a)	86,168	915,104
Spirit Airlines, Inc.*	20,907	1,445,510

Total Airlines		11,260,467
Auto Components – 1.1%
Dana Holding Corp.(a)	7,049	135,129
Dorman Products, Inc.*(a)	8,517	341,191
Federal-Mogul Holdings Corp.*(a)	1,906	28,342
Gentex Corp.(a)	36,022	964,309
Goodyear Tire & Rubber Co. (The)	121,220	2,737,754
Tenneco, Inc.*	18,091	946,340
Visteon Corp.*(a)	16,747	1,628,646

Total Auto Components		6,781,711
Automobiles – 0.1%
Thor Industries, Inc.	17,221	886,882
Banks – 7.6%
Associated Banc-Corp.(a)	62,204	1,083,594
BancorpSouth, Inc.(a)	21,519	433,393
Bank of Hawaii Corp.(a)	15,569	884,475
Bank of the Ozarks, Inc.(a)	17,670	556,958
BankUnited, Inc.	38,156	1,163,376
BOK Financial Corp.(a)	31,460	2,091,461
Cathay General Bancorp(a)	24,397	605,778
City National Corp.(a)	16,194	1,225,400
Commerce Bancshares, Inc.(a)	35,480	1,584,005
Cullen/Frost Bankers, Inc.(a)	19,168	1,466,544
CVB Financial Corp.(a)	33,120	475,272
East West Bancorp, Inc.	49,345	1,677,730
First Citizens BancShares, Inc. Class A	4,337	939,524
First Financial Bankshares, Inc.(a)	14,876	413,404
First Horizon National Corp.(a)	18,800	230,864
First Niagara Financial Group, Inc.	139,225	1,159,744
FirstMerit Corp.(a)	45,457	800,043
Investments	Shares	Value

FNB Corp.(a)	59,581	$714,376
Fulton Financial Corp.(a)	71,356	790,624
Glacier Bancorp, Inc.(a)	18,991	491,107
Hancock Holding Co.	28,446	911,694
Home BancShares, Inc.(a)	10,882	320,040
Iberiabank Corp.(a)	6,060	378,811
International Bancshares Corp.(a)	25,165	620,695
Investors Bancorp, Inc.(a)	67,554	684,322
MB Financial, Inc.(a)	19,639	543,608
PacWest Bancorp	27,265	1,124,136
Popular, Inc.*	91,785	2,701,691
PrivateBancorp, Inc.	22,575	675,218
Prosperity Bancshares, Inc.(a)	20,079	1,147,916
Signature Bank*	12,362	1,385,286
Susquehanna Bancshares, Inc.	85,945	859,450
SVB Financial Group*	12,239	1,371,869
Synovus Financial Corp.(a)	199,527	4,716,818
TCF Financial Corp.(a)	46,030	714,846
Texas Capital Bancshares, Inc.*(a)	12,098	697,813
Trustmark Corp.(a)	26,847	618,421
UMB Financial Corp.(a)	11,929	650,727
Umpqua Holdings Corp.	31,690	521,934
Valley National Bancorp(a)	80,183	776,973
Webster Financial Corp.	36,122	1,052,595
Western Alliance Bancorp*	30,301	724,194
Wintrust Financial Corp.	16,384	731,873
Zions Bancorp(a)	83,244	2,419,071

Total Banks		45,137,673
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	1,795	398,059
Biotechnology – 0.7%
Cubist Pharmaceuticals, Inc.*(a)	817	54,200
Myriad Genetics, Inc.*(a)	42,642	1,644,702
United Therapeutics Corp.*(a)	19,872	2,556,533

Total Biotechnology		4,255,435
Building Products – 0.5%
A.O. Smith Corp.	18,048	853,309
Armstrong World Industries, Inc.*(a)	10,226	572,656
Lennox International, Inc.	12,413	954,187
Owens Corning(a)	8,486	269,431
Simpson Manufacturing Co., Inc.(a)	9,334	272,086

Total Building Products		2,921,669
Capital Markets – 1.8%
Artisan Partners Asset Management, Inc. Class A	5,252	273,367
Cohen & Steers, Inc.(a)	11,140	428,222
Eaton Vance Corp.(a)	27,383	1,033,160
Evercore Partners, Inc. Class A(a)	5,523	259,581
Federated Investors, Inc. Class B(a)	32,234	946,390
Financial Engines, Inc.(a)	2,267	77,565
GAMCO Investors, Inc. Class A(a)	7,636	540,171
Janus Capital Group, Inc.(a)	52,766	767,218
Legg Mason, Inc.(a)	30,904	1,581,049

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

LPL Financial Holdings, Inc.(a)	23,780	$1,095,069
SEI Investments Co.	41,111	1,486,574
Stifel Financial Corp.*(a)	21,140	991,254
Virtus Investment Partners, Inc.	1,884	327,251
Waddell & Reed Financial, Inc. Class A	21,696	1,121,466

Total Capital Markets		10,928,337
Chemicals – 2.2%
Albemarle Corp.(a)	31,030	1,827,667
Axiall Corp.(a)	17,973	643,613
Balchem Corp.(a)	4,826	273,007
Cabot Corp.	18,988	964,021
Cytec Industries, Inc.	22,188	1,049,271
H.B. Fuller Co.(a)	12,055	478,583
Huntsman Corp.(a)	15,372	399,518
Minerals Technologies, Inc.(a)	8,784	542,061
NewMarket Corp.(a)	4,444	1,693,253
Olin Corp.(a)	34,919	881,705
PolyOne Corp.(a)	12,829	456,456
Rayonier Advanced Materials, Inc.(a)	15,096	496,809
Rockwood Holdings, Inc.(a)	2,683	205,115
RPM International, Inc.	34,441	1,576,709
Scotts Miracle-Gro Co. (The) Class A(a)	16,054	882,970
Sensient Technologies Corp.	14,141	740,281

Total Chemicals		13,111,039
Commercial Services & Supplies – 2.2%
Civeo Corp.	40,935	475,255
Clean Harbors, Inc.*(a)	13,923	750,728
Copart, Inc.*	29,601	926,955
Covanta Holding Corp.(a)	7,452	158,132
Deluxe Corp.(a)	22,370	1,233,929
Healthcare Services Group, Inc.(a)	12,146	347,497
Herman Miller, Inc.	14,897	444,676
HNI Corp.(a)	10,052	361,772
KAR Auction Services, Inc.	23,475	672,089
Mobile Mini, Inc.(a)	3,363	117,604
MSA Safety, Inc.(a)	9,127	450,874
Pitney Bowes, Inc.(a)	86,657	2,165,559
Rollins, Inc.	24,271	710,655
Steelcase, Inc. Class A	24,379	394,696
Tetra Tech, Inc.(a)	9,329	233,038
UniFirst Corp.(a)	6,707	647,829
United Stationers, Inc.(a)	16,742	628,997
Waste Connections, Inc.	26,043	1,263,606
West Corp.(a)	29,872	880,029

Total Commercial Services & Supplies		12,863,920
Communications Equipment – 0.5%
Brocade Communications Systems, Inc.	108,497	1,179,362
EchoStar Corp. Class A*	3,375	164,565
Finisar Corp.*(a)	5,219	86,792
JDS Uniphase Corp.*(a)	34,058	435,942
Plantronics, Inc.	14,710	702,844
Ubiquiti Networks, Inc.*(a)	16,141	605,772

Total Communications Equipment		3,175,277
Investments	Shares	Value

Construction & Engineering – 1.0%
AECOM Technology Corp.*(a)	51,885	$1,751,119
EMCOR Group, Inc.	17,460	697,702
KBR, Inc.	47,397	892,485
MasTec, Inc.*(a)	29,003	888,072
URS Corp.	34,271	1,974,352

Total Construction & Engineering		6,203,730
Construction Materials – 0.3%
Eagle Materials, Inc.(a)	7,767	790,913
Martin Marietta Materials, Inc.(a)	6,836	881,434

Total Construction Materials		1,672,347
Consumer Finance – 0.8%
Credit Acceptance Corp.*(a)	11,563	1,457,747
First Cash Financial Services, Inc.*	8,443	472,639
Nelnet, Inc. Class A	41,527	1,789,399
Portfolio Recovery Associates, Inc.*(a)	19,967	1,042,876

Total Consumer Finance		4,762,661
Containers & Packaging – 1.9%
AptarGroup, Inc.(a)	16,334	991,474
Avery Dennison Corp.	28,481	1,271,677
Bemis Co., Inc.(a)	30,873	1,173,791
Berry Plastics Group, Inc.*	16,480	415,955
Graphic Packaging Holding Co.*	78,742	978,763
Greif, Inc. Class A	15,617	684,181
Owens-Illinois, Inc.*	54,410	1,417,381
Packaging Corp. of America	26,811	1,711,078
Silgan Holdings, Inc.	23,855	1,121,185
Sonoco Products Co.	31,698	1,245,414

Total Containers & Packaging		11,010,899
Distributors – 0.1%
Pool Corp.	10,133	546,371
Diversified Consumer Services – 1.0%
Apollo Education Group, Inc.*	54,186	1,362,778
DeVry Education Group, Inc.	25,131	1,075,858
Graham Holdings Co. Class B	1,532	1,071,772
Grand Canyon Education, Inc.*(a)	11,829	482,269
Service Corp. International	18,436	389,737
Sotheby’s(a)	11,706	418,138
Weight Watchers International, Inc.(a)	43,682	1,198,634

Total Diversified Consumer Services		5,999,186
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.(a)	19,227	1,029,125
MarketAxess Holdings, Inc.(a)	7,116	440,196
MSCI, Inc.*(a)	32,518	1,528,996

Total Diversified Financial Services		2,998,317
Diversified Telecommunication Services – 0.3%
Cogent Communications Holdings, Inc.(a)	697	23,426
Frontier Communications Corp.(a)	66,124	430,467
tw telecom, Inc.*	7,924	329,718
Windstream Holdings, Inc.	86,464	932,082

Total Diversified Telecommunication Services		1,715,693

See Notes to Financial Statements.

50	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

Electric Utilities – 2.4%
ALLETE, Inc.	13,315	$591,053
Cleco Corp.	21,455	1,033,058
Great Plains Energy, Inc.(a)	64,344	1,555,194
Hawaiian Electric Industries, Inc.(a)	28,302	751,418
IDACORP, Inc.(a)	19,524	1,046,682
ITC Holdings Corp.	39,359	1,402,361
Pepco Holdings, Inc.	44,793	1,198,661
Pinnacle West Capital Corp.(a)	43,985	2,403,340
PNM Resources, Inc.(a)	26,914	670,428
Portland General Electric Co.(a)	17,931	575,944
UIL Holdings Corp.(a)	17,324	613,270
Westar Energy, Inc.(a)	61,325	2,092,409

Total Electric Utilities		13,933,818
Electrical Equipment – 0.9%
Acuity Brands, Inc.(a)	7,269	855,634
Babcock & Wilcox Co. (The)	39,744	1,100,512
EnerSys(a)	13,597	797,328
Franklin Electric Co., Inc.(a)	10,803	375,296
Generac Holdings, Inc.(a)	16,956	687,396
Polypore International, Inc.*(a)	6,894	268,246
Regal-Beloit Corp.	15,489	995,168

Total Electrical Equipment		5,079,580
Electronic Equipment, Instruments & Components – 3.9%
Anixter International, Inc.	10,204	865,707
Arrow Electronics, Inc.*	45,544	2,520,860
Avnet, Inc.	64,656	2,683,224
AVX Corp.(a)	46,048	611,518
Belden, Inc.(a)	10,521	673,554
CDW Corp.	26,998	838,288
Cognex Corp.*(a)	11,624	468,099
Dolby Laboratories, Inc. Class A*(a)	30,957	1,293,693
FEI Co.(a)	7,827	590,312
FLIR Systems, Inc.	48,261	1,512,500
Ingram Micro, Inc. Class A*	75,171	1,940,164
IPG Photonics Corp.*(a)	12,430	854,935
Jabil Circuit, Inc.(a)	146,507	2,955,046
Littelfuse, Inc.	5,363	456,820
National Instruments Corp.(a)	13,918	430,484
SYNNEX Corp.*(a)	14,072	909,473
Tech Data Corp.*(a)	26,107	1,536,658
Vishay Intertechnology, Inc.(a)	58,744	839,452
Zebra Technologies Corp. Class A*(a)	14,843	1,053,408

Total Electronic Equipment, Instruments & Components		23,034,195
Energy Equipment & Services – 2.5%
Atwood Oceanics, Inc.*(a)	41,832	1,827,640
Bristow Group, Inc.(a)	11,602	779,654
CARBO Ceramics, Inc.(a)	4,433	262,567
Dresser-Rand Group, Inc.*	22,483	1,849,452
Dril-Quip, Inc.*(a)	8,511	760,883
Exterran Holdings, Inc.(a)	8,756	387,978
Investments	Shares	Value

Forum Energy Technologies, Inc.*	26,420	$808,716
Hornbeck Offshore Services, Inc.*(a)	6,286	205,741
Oil States International, Inc.*	20,439	1,265,174
Patterson-UTI Energy, Inc.	54,722	1,780,107
RPC, Inc.	65,859	1,446,264
Superior Energy Services, Inc.(a)	67,587	2,221,585
Tidewater, Inc.(a)	17,773	693,680
Unit Corp.*	8,670	508,495

Total Energy Equipment & Services		14,797,936
Food & Staples Retailing – 0.6%
Casey’s General Stores, Inc.(a)	10,677	765,541
Fresh Market, Inc. (The)*(a)	11,041	385,662
PriceSmart, Inc.(a)	4,263	365,083
Rite Aid Corp.*(a)	293,046	1,418,343
United Natural Foods, Inc.*(a)	9,365	575,573

Total Food & Staples Retailing		3,510,202
Food Products – 2.5%
B&G Foods, Inc.(a)	7,804	215,000
Darling Ingredients, Inc.*	35,290	646,513
Flowers Foods, Inc.(a)	48,582	891,966
Hain Celestial Group, Inc. (The)*(a)	9,407	962,806
Ingredion, Inc.	36,760	2,786,040
Lancaster Colony Corp.(a)	7,327	624,847
Pilgrim’s Pride Corp.*(a)	159,829	4,884,374
Pinnacle Foods, Inc.	17,549	572,975
Seaboard Corp.*	304	813,197
Snyder’s-Lance, Inc.(a)	13,808	365,912
Tootsie Roll Industries, Inc.(a)	11,380	318,526
TreeHouse Foods, Inc.*(a)	7,869	633,454
WhiteWave Foods Co. (The)*	29,202	1,060,909

Total Food Products		14,776,519
Gas Utilities – 2.1%
AGL Resources, Inc.(a)	43,788	2,248,076
Atmos Energy Corp.(a)	37,132	1,771,196
National Fuel Gas Co.(a)	23,256	1,627,687
New Jersey Resources Corp.(a)	15,518	783,814
Piedmont Natural Gas Co., Inc.(a)	24,773	830,639
Questar Corp.(a)	46,810	1,043,395
South Jersey Industries, Inc.(a)	7,717	411,779
Southwest Gas Corp.	17,688	859,283
UGI Corp.	63,663	2,170,272
WGL Holdings, Inc.(a)	12,956	545,707

Total Gas Utilities		12,291,848
Health Care Equipment & Supplies – 1.2%
Align Technology, Inc.*(a)	7,050	364,344
Cyberonics, Inc.*(a)	4,994	255,493
Globus Medical, Inc. Class A*	25,191	495,507
Haemonetics Corp.*	4,611	161,016
Hill-Rom Holdings, Inc.	15,886	658,157
IDEXX Laboratories, Inc.*(a)	11,145	1,313,215
Neogen Corp.*(a)	3,335	131,733
Sirona Dental Systems, Inc.*(a)	12,768	979,050

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

STERIS Corp.(a)	17,513	$945,002
Teleflex, Inc.(a)	8,909	935,801
Thoratec Corp.*(a)	7,829	209,269
West Pharmaceutical Services, Inc.(a)	14,016	627,356

Total Health Care Equipment & Supplies		7,075,943
Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.*(a)	4,802	232,897
Air Methods Corp.*(a)	7,790	432,734
Centene Corp.*	12,845	1,062,410
Community Health Systems, Inc.*(a)	39,481	2,163,164
Health Net, Inc.*	31,241	1,440,523
HealthSouth Corp.(a)	50,278	1,855,258
LifePoint Hospitals, Inc.*	14,802	1,024,150
MEDNAX, Inc.*(a)	30,957	1,697,063
MWI Veterinary Supply, Inc.*(a)	2,174	322,622
Omnicare, Inc.(a)	25,366	1,579,287
Owens & Minor, Inc.(a)	18,616	609,488
Patterson Cos., Inc.(a)	30,940	1,281,844
Team Health Holdings, Inc.*(a)	11,102	643,805
VCA, Inc.*(a)	24,376	958,708
WellCare Health Plans, Inc.*(a)	19,332	1,166,493

Total Health Care Providers & Services		16,470,446
Health Care Technology – 0.1%
HMS Holdings Corp.*(a)	14,541	274,098
Medidata Solutions, Inc.*(a)	2,151	95,268

Total Health Care Technology		369,366
Hotels, Restaurants & Leisure – 2.5%
Bally Technologies, Inc.*(a)	11,952	964,526
Bloomin’ Brands, Inc.*(a)	43,027	789,115
Brinker International, Inc.(a)	21,189	1,076,189
Buffalo Wild Wings, Inc.*(a)	2,834	380,521
Cheesecake Factory, Inc. (The)(a)	12,924	588,042
Choice Hotels International, Inc.(a)	13,579	706,108
Cracker Barrel Old Country Store, Inc.(a)	6,694	690,754
Domino’s Pizza, Inc.	11,775	906,204
Dunkin’ Brands Group, Inc.(a)	18,063	809,584
International Game Technology	94,777	1,598,888
Jack in the Box, Inc.	12,222	833,418
Life Time Fitness, Inc.*(a)	16,270	820,659
Marriott Vacations Worldwide Corp.*(a)	7,823	496,056
Panera Bread Co. Class A*(a)	6,859	1,116,096
Papa John’s International, Inc.(a)	9,541	381,545
SeaWorld Entertainment, Inc.	10,763	206,973
Six Flags Entertainment Corp.(a)	43,254	1,487,505
Texas Roadhouse, Inc.(a)	17,466	486,253
Vail Resorts, Inc.	3,059	265,399
Wendy’s Co. (The)(a)	22,602	186,693

Total Hotels, Restaurants & Leisure		14,790,528
Household Durables – 2.4%
Harman International Industries, Inc.	9,108	892,948
Leggett & Platt, Inc.(a)	50,773	1,772,993
NVR, Inc.*	1,409	1,592,198
Investments	Shares	Value

Ryland Group, Inc. (The)(a)	50,340	$1,673,302
Standard Pacific Corp.*(a)	272,731	2,042,755
Taylor Morrison Home Corp. Class A*(a)	107,973	1,751,322
Tempur Sealy International, Inc.*	8,794	493,959
Toll Brothers, Inc.*	84,530	2,633,955
Tupperware Brands Corp.(a)	17,041	1,176,511

Total Household Durables		14,029,943
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	20,204	1,623,998
Insurance – 6.3%
American Financial Group, Inc.	23,658	1,369,562
American National Insurance Co.	7,969	895,716
AmTrust Financial Services, Inc.(a)	55,476	2,209,054
Arthur J. Gallagher & Co.	32,171	1,459,276
Assurant, Inc.	34,601	2,224,844
Brown & Brown, Inc.	42,091	1,353,226
CNO Financial Group, Inc.	159,899	2,711,887
First American Financial Corp.(a)	50,233	1,362,319
Hanover Insurance Group, Inc. (The)(a)	10,200	626,484
HCC Insurance Holdings, Inc.	47,825	2,309,469
Hilltop Holdings, Inc.*	25,291	507,084
Kemper Corp.(a)	17,526	598,513
MBIA, Inc.*(a)	418,866	3,845,190
Mercury General Corp.	11,377	555,311
Old Republic International Corp.	88,310	1,261,067
Primerica, Inc.	23,189	1,118,174
ProAssurance Corp.	32,650	1,438,885
Protective Life Corp.	41,803	2,901,546
Reinsurance Group of America, Inc.	31,136	2,494,928
RLI Corp.(a)	12,699	549,740
StanCorp Financial Group, Inc.	19,795	1,250,648
Symetra Financial Corp.	59,902	1,397,514
W.R. Berkley Corp.(a)	56,967	2,723,023

Total Insurance		37,163,460
Internet & Catalog Retail – 1.5%
HomeAway, Inc.*(a)	3,390	120,345
HSN, Inc.(a)	17,165	1,053,416
Liberty TripAdvisor Holdings, Inc. Class A*	107,984	3,660,657
Liberty Ventures Series A*	107,984	4,099,073
Shutterfly, Inc.*(a)	2,127	103,670

Total Internet & Catalog Retail		9,037,161
Internet Software & Services – 0.7%
AOL, Inc.*(a)	12,651	568,662
CoStar Group, Inc.*(a)	660	102,656
Dealertrack Technologies, Inc.*(a)	1,220	52,960
IAC/InterActiveCorp	27,035	1,781,607
j2 Global, Inc.(a)	13,638	673,172
Rackspace Hosting, Inc.*(a)	16,015	521,288
Shutterstock, Inc.*(a)	3,741	267,033

Total Internet Software & Services		3,967,378

See Notes to Financial Statements.

52	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

IT Services – 3.2%
Acxiom Corp.*	8,412	$139,219
Booz Allen Hamilton Holding Corp.	86,109	2,014,951
Broadridge Financial Solutions, Inc.	37,640	1,566,953
Cardtronics, Inc.*(a)	3,601	126,755
Convergys Corp.(a)	33,877	603,688
CoreLogic, Inc.*	24,385	660,102
DST Systems, Inc.	14,596	1,224,896
Euronet Worldwide, Inc.*	8,462	404,399
EVERTEC, Inc.	7,464	166,746
Gartner, Inc.*(a)	16,076	1,181,104
Global Payments, Inc.(a)	22,827	1,595,151
iGATE Corp.*(a)	12,373	454,336
Jack Henry & Associates, Inc.	19,067	1,061,269
Leidos Holdings, Inc.	57,226	1,964,569
MAXIMUS, Inc.	16,277	653,196
NeuStar, Inc. Class A*(a)	20,735	514,850
Sapient Corp.*(a)	27,239	381,346
Syntel, Inc.*(a)	13,866	1,219,376
Total System Services, Inc.(a)	44,980	1,392,581
Vantiv, Inc. Class A*(a)	24,240	749,016
WEX, Inc.*	8,948	987,143

Total IT Services		19,061,646
Leisure Products – 0.2%
Brunswick Corp.(a)	23,709	999,097
Life Sciences Tools & Services – 1.1%
Bio-Rad Laboratories, Inc. Class A*(a)	4,619	523,795
Bruker Corp.*(a)	17,900	331,418
Charles River Laboratories International, Inc.*	12,624	754,158
Covance, Inc.*	11,268	886,792
PAREXEL International Corp.*(a)	15,519	979,094
PerkinElmer, Inc.	15,869	691,888
Quintiles Transnational Holdings, Inc.*(a)	24,977	1,393,217
Techne Corp.	7,575	708,641

Total Life Sciences Tools & Services		6,269,003
Machinery – 6.6%
Actuant Corp. Class A(a)	23,162	706,904
AGCO Corp.(a)	62,591	2,845,387
Allison Transmission Holdings, Inc.	29,628	844,102
Barnes Group, Inc.(a)	12,275	372,546
Chart Industries, Inc.*(a)	5,535	338,355
CLARCOR, Inc.(a)	12,664	798,845
Colfax Corp.*(a)	13,441	765,734
Crane Co.	19,619	1,240,117
Graco, Inc.	16,927	1,235,332
Hillenbrand, Inc.	13,639	421,309
IDEX Corp.	16,437	1,189,546
ITT Corp.	72,007	3,235,995
Joy Global, Inc.	83,804	4,570,670
Kennametal, Inc.(a)	23,909	987,681
Lincoln Electric Holdings, Inc.	23,320	1,612,228
Manitowoc Co., Inc. (The)(a)	43,693	1,024,601
Middleby Corp. (The)*	11,316	997,279
Investments	Shares	Value

Mueller Industries, Inc.(a)	15,837	$451,988
Nordson Corp.(a)	19,702	1,498,731
Oshkosh Corp.(a)	39,496	1,743,748
Proto Labs, Inc.*(a)	3,207	221,283
SPX Corp.	6,721	631,304
Terex Corp.(a)	17,022	540,789
Timken Co. (The)	35,093	1,487,592
Toro Co. (The)	14,645	867,423
Trinity Industries, Inc.(a)	69,724	3,257,505
Valmont Industries, Inc.(a)	12,199	1,646,011
WABCO Holdings, Inc.*	19,755	1,796,717
Watts Water Technologies, Inc. Class A(a)	7,755	451,729
Woodward, Inc.(a)	19,950	950,019

Total Machinery		38,731,470
Marine – 0.3%
Kirby Corp.*	14,675	1,729,449
Media – 1.6%
AMC Networks, Inc. Class A*(a)	26,380	1,541,120
Cinemark Holdings, Inc.	29,590	1,007,244
John Wiley & Sons, Inc. Class A	16,068	901,576
Lamar Advertising Co. Class A(a)	3,756	184,983
Loral Space & Communications, Inc.*	4,371	313,882
Madison Square Garden Co. (The) Class A*(a)	16,149	1,067,772
Meredith Corp.(a)	14,428	617,518
Morningstar, Inc.	9,556	648,852
New York Times Co. (The) Class A(a)	14,037	157,495
Regal Entertainment Group Class A(a)	47,280	939,926
Sinclair Broadcast Group, Inc. Class A(a)	21,215	553,499
Starz Class A*(a)	50,166	1,659,491

Total Media		9,593,358
Metals & Mining – 1.4%
Allegheny Technologies, Inc.(a)	1,510	56,021
Carpenter Technology Corp.(a)	13,587	613,453
Commercial Metals Co.(a)	19,393	331,039
Compass Minerals International, Inc.	8,047	678,201
Reliance Steel & Aluminum Co.	28,356	1,939,550
Royal Gold, Inc.(a)	9,179	596,084
Steel Dynamics, Inc.(a)	64,591	1,460,403
TimkenSteel Corp.	17,248	801,860
U.S. Silica Holdings, Inc.(a)	15,349	959,466
Worthington Industries, Inc.	20,624	767,625

Total Metals & Mining		8,203,702
Multi-Utilities – 1.5%
Alliant Energy Corp.	44,320	2,455,771
Black Hills Corp.	15,280	731,606
Integrys Energy Group, Inc.(a)	31,416	2,036,385
MDU Resources Group, Inc.	23,447	652,061
NorthWestern Corp.(a)	13,429	609,140
TECO Energy, Inc.(a)	74,250	1,290,465
Vectren Corp.	21,865	872,414

Total Multi-Utilities		8,647,842

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

Multiline Retail – 0.7%
Big Lots, Inc.(a)	32,664	$1,406,185
Dillard’s, Inc. Class A(a)	23,387	2,548,715

Total Multiline Retail		3,954,900
Oil, Gas & Consumable Fuels – 2.9%
Bonanza Creek Energy, Inc.*(a)	8,364	475,912
Carrizo Oil & Gas, Inc.*	8,811	474,208
CVR Energy, Inc.(a)	65,093	2,911,610
Delek U.S. Holdings, Inc.	35,863	1,187,782
Energen Corp.	17,678	1,277,059
Gulfport Energy Corp.*(a)	15,754	841,264
Laredo Petroleum, Inc.*(a)	14,342	321,404
Oasis Petroleum, Inc.*(a)	28,823	1,205,090
QEP Resources, Inc.(a)	37,716	1,160,898
Rosetta Resources, Inc.*	26,058	1,161,144
SemGroup Corp. Class A	6,332	527,266
SM Energy Co.(a)	7,237	564,486
Targa Resources Corp.	4,187	570,144
Western Refining, Inc.	75,512	3,170,749
World Fuel Services Corp.(a)	27,445	1,095,604

Total Oil, Gas & Consumable Fuels		16,944,620
Paper & Forest Products – 0.3%
KapStone Paper and Packaging Corp.*	20,819	582,307
Louisiana-Pacific Corp.*(a)	66,410	902,512

Total Paper & Forest Products		1,484,819
Pharmaceuticals – 0.4%
Akorn, Inc.*(a)	10,974	398,027
Medicines Co. (The)*(a)	5,906	131,822
Prestige Brands Holdings, Inc.*(a)	14,904	482,443
Salix Pharmaceuticals Ltd.*(a)	8,068	1,260,544

Total Pharmaceuticals		2,272,836
Professional Services – 0.8%
Advisory Board Co. (The)*(a)	2,541	118,385
Corporate Executive Board Co. (The)(a)	4,740	284,732
Dun & Bradstreet Corp. (The)(a)	14,618	1,717,177
FTI Consulting, Inc.*(a)	15,166	530,203
On Assignment, Inc.*	9,848	264,419
Robert Half International, Inc.	36,586	1,792,714
WageWorks, Inc.*(a)	1,753	79,814

Total Professional Services		4,787,444
Real Estate Investment Trusts (REITs) – 4.7%
Alexandria Real Estate Equities, Inc.	8,622	635,872
American Campus Communities, Inc.	7,511	273,776
BioMed Realty Trust, Inc.(a)	9,354	188,951
Camden Property Trust	16,313	1,117,930
CBL & Associates Properties, Inc.(a)	31,209	558,641
Chambers Street Properties	42,119	317,156
Corrections Corp. of America(a)	56,317	1,935,052
Cousins Properties, Inc.(a)	68,069	813,425
DiamondRock Hospitality Co.(a)	17,941	227,492
Digital Realty Trust, Inc.(a)	35,939	2,241,875
Douglas Emmett, Inc.	11,502	295,256
Investments	Shares	Value

EastGroup Properties, Inc.(a)	2,992	$181,285
EPR Properties(a)	13,962	707,594
Equity Lifestyle Properties, Inc.	10,668	451,896
Essex Property Trust, Inc.(a)	9,471	1,692,941
Extra Space Storage, Inc.	19,108	985,400
Geo Group, Inc. (The)	34,230	1,308,271
Healthcare Trust of America, Inc. Class A(a)	9,684	112,334
Highwoods Properties, Inc.(a)	8,419	327,499
Home Properties, Inc.	10,404	605,929
Hospitality Properties Trust	22,031	591,532
Iron Mountain, Inc.(a)	14,800	483,220
LaSalle Hotel Properties(a)	12,977	444,332
Liberty Property Trust	21,268	707,374
Medical Properties Trust, Inc.(a)	48,668	596,670
Mid-America Apartment Communities, Inc.	7,069	464,080
National Health Investors, Inc.(a)	8,969	512,489
National Retail Properties, Inc.(a)	23,770	821,729
Omega Healthcare Investors, Inc.(a)	31,574	1,079,515
Pebblebrook Hotel Trust	3,125	116,688
Piedmont Office Realty Trust, Inc. Class A(a)	27,185	479,543
Post Properties, Inc.(a)	10,645	546,514
PS Business Parks, Inc.(a)	2,691	204,893
Rayonier, Inc.	45,295	1,410,486
RLJ Lodging Trust	23,582	671,380
Ryman Hospitality Properties, Inc.(a)	8,552	404,510
Senior Housing Properties Trust(a)	39,319	822,553
Sovran Self Storage, Inc.	6,280	466,981
Tanger Factory Outlet Centers, Inc.	19,447	636,306
Taubman Centers, Inc.	9,116	665,468
W.P. Carey, Inc.(a)	9,623	613,659
Weingarten Realty Investors	7,823	246,424

Total Real Estate Investment Trusts (REITs)		27,964,921
Real Estate Management & Development – 0.3%
Alexander & Baldwin, Inc.(a)	1,866	67,120
Jones Lang LaSalle, Inc.	13,577	1,715,318

Total Real Estate Management & Development		1,782,438
Road & Rail – 1.6%
AMERCO	8,171	2,139,903
Avis Budget Group, Inc.*	4,696	257,763
Con-way, Inc.	14,160	672,600
Genesee & Wyoming, Inc. Class A*	14,038	1,337,962
Landstar System, Inc.(a)	13,040	941,358
Old Dominion Freight Line, Inc.*	23,154	1,635,599
Ryder System, Inc.	14,660	1,318,960
Swift Transportation Co.*(a)	41,029	860,788
Werner Enterprises, Inc.(a)	19,269	485,579

Total Road & Rail		9,650,512
Semiconductors & Semiconductor Equipment – 1.4%
First Solar, Inc.*(a)	48,505	3,192,114
Microsemi Corp.*	11,855	301,236
ON Semiconductor Corp.*(a)	4,102	36,672
Semtech Corp.*(a)	13,626	369,946

See Notes to Financial Statements.

54	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

Skyworks Solutions, Inc.(a)	60,936	$3,537,335
Teradyne, Inc.(a)	49,860	966,785

Total Semiconductors & Semiconductor Equipment		8,404,088
Software – 2.4%
ACI Worldwide, Inc.*(a)	18,677	350,380
Advent Software, Inc.(a)	4,193	132,331
Aspen Technology, Inc.*	8,648	326,203
Cadence Design Systems, Inc.*(a)	194,970	3,355,434
CommVault Systems, Inc.*(a)	4,716	237,686
Compuware Corp.	19,631	208,285
FactSet Research Systems, Inc.(a)	10,932	1,328,566
Fair Isaac Corp.(a)	9,108	501,851
Fortinet, Inc.*	18,735	473,340
Guidewire Software, Inc.*(a)	2,170	96,218
Informatica Corp.*	11,944	408,962
Manhattan Associates, Inc.*	13,276	443,684
Mentor Graphics Corp.(a)	27,475	563,100
Pegasystems, Inc.(a)	9,988	190,871
PTC, Inc.*	25,838	953,422
RealPage, Inc.*(a)	5,531	85,730
Rovi Corp.*	8,143	160,783
SolarWinds, Inc.*(a)	15,372	646,393
Solera Holdings, Inc.	6,503	366,509
SS&C Technologies Holdings, Inc.*(a)	15,557	682,797
Synopsys, Inc.*	34,185	1,356,974
TIBCO Software, Inc.*(a)	21,843	516,150
Tyler Technologies, Inc.*(a)	2,302	203,497
Ultimate Software Group, Inc. (The)*(a)	824	116,604
Verint Systems, Inc.*	4,969	276,326

Total Software		13,982,096
Specialty Retail – 4.9%
Aaron’s, Inc.	28,382	690,250
Abercrombie & Fitch Co. Class A(a)	26,582	965,990
American Eagle Outfitters, Inc.(a)	97,612	1,417,326
Ascena Retail Group, Inc.*(a)	47,260	628,558
AutoNation, Inc.*(a)	41,731	2,099,487
Buckle, Inc. (The)(a)	19,632	891,097
Cabela’s, Inc.*(a)	20,416	1,202,502
Chico’s FAS, Inc.(a)	52,126	769,901
Conn’s, Inc.*(a)	5,481	165,910
CST Brands, Inc.(a)	28,909	1,039,279
DSW, Inc. Class A	22,139	666,605
Express, Inc.*(a)	42,732	667,047
Five Below, Inc.*(a)	3,325	131,703
Foot Locker, Inc.	63,139	3,513,685
GameStop Corp. Class A(a)	48,576	2,001,331
Genesco, Inc.*(a)	9,668	722,683
GNC Holdings, Inc. Class A	27,791	1,076,623
Guess?, Inc.(a)	30,992	680,894
Lithia Motors, Inc. Class A(a)	8,538	646,241
Lumber Liquidators Holdings, Inc.*(a)	4,295	246,447
Men’s Wearhouse, Inc. (The)(a)	14,904	703,767
Investments	Shares	Value

Outerwall, Inc.*(a)	9,725	$545,573
Penske Automotive Group, Inc.	31,634	1,284,024
Pier 1 Imports, Inc.(a)	36,190	430,299
Rent-A-Center, Inc.(a)	29,260	888,041
Sally Beauty Holdings, Inc.*(a)	53,460	1,463,200
Urban Outfitters, Inc.*(a)	46,548	1,708,312
Williams-Sonoma, Inc.(a)	28,735	1,912,889

Total Specialty Retail		29,159,664
Technology Hardware, Storage & Peripherals – 0.7%
Electronics For Imaging, Inc.*(a)	14,356	634,105
Lexmark International, Inc. Class A(a)	21,104	896,920
NCR Corp.*(a)	76,756	2,564,418

Total Technology Hardware, Storage & Peripherals		4,095,443
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.(a)	14,270	1,106,211
Columbia Sportswear Co.(a)	16,100	576,058
Deckers Outdoor Corp.*(a)	7,424	721,464
Iconix Brand Group, Inc.*(a)	18,090	668,245
Skechers U.S.A., Inc. Class A*	8,381	446,791
Steven Madden Ltd.*(a)	21,840	703,903
Wolverine World Wide, Inc.(a)	19,419	486,640

Total Textiles, Apparel & Luxury Goods		4,709,312
Thrifts & Mortgage Finance – 1.1%
Capitol Federal Financial, Inc.(a)	35,325	417,541
EverBank Financial Corp.(a)	46,150	815,009
Hudson City Bancorp, Inc.	123,084	1,196,376
Nationstar Mortgage Holdings, Inc.*(a)	49,225	1,685,464
People’s United Financial, Inc.(a)	95,242	1,378,152
TFS Financial Corp.(a)	29,818	426,994
Washington Federal, Inc.(a)	40,033	815,072

Total Thrifts & Mortgage Finance		6,734,608
Trading Companies & Distributors – 1.2%
Air Lease Corp.	33,913	1,102,172
Applied Industrial Technologies, Inc.(a)	14,986	684,111
Beacon Roofing Supply, Inc.*(a)	10,915	278,114
GATX Corp.(a)	11,420	666,585
MRC Global, Inc.*	22,644	528,058
MSC Industrial Direct Co., Inc. Class A(a)	17,801	1,521,274
TAL International Group, Inc.*(a)	16,137	665,651
Watsco, Inc.	6,816	587,403
WESCO International, Inc.*(a)	16,983	1,329,090

Total Trading Companies & Distributors		7,362,458
Transportation Infrastructure – 0.1%
Wesco Aircraft Holdings, Inc.*(a)	31,209	543,037
Water Utilities – 0.2%
Aqua America, Inc.(a)	57,332	1,349,022
TOTAL COMMON STOCKS (Cost: $529,821,345)		589,335,501

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	55

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2014

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $738,535)	10,123	$792,378
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.3%
United States – 29.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $172,952,015)(d)	172,952,015	172,952,015
TOTAL INVESTMENTS IN SECURITIES – 129.2% (Cost: $703,511,895)		763,079,894
Liabilities in Excess of Cash and Other Assets – (29.2)%		(172,298,920)

NET ASSETS – 100.0%		$590,780,974
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $176,295,842 and the total market value of the collateral held by the Fund was $180,473,899. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,521,884.

See Notes to Financial Statements.

56	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 0.6%
AAR Corp.(a)	38,512	$930,065
American Science & Engineering, Inc.(a)	21,809	1,207,782
Cubic Corp.(a)	12,753	596,840
Curtiss-Wright Corp.(a)	31,464	2,074,107
HEICO Corp.(a)	4,863	227,102
HEICO Corp. Class A	10,017	403,685
National Presto Industries, Inc.(a)	8,563	519,860

Total Aerospace & Defense		5,959,441
Air Freight & Logistics – 0.1%
Forward Air Corp.(a)	27,781	1,245,422
Airlines – 0.0%
SkyWest, Inc.(a)	53,559	416,689
Auto Components – 0.5%
Cooper Tire & Rubber Co.(a)	121,069	3,474,680
Spartan Motors, Inc.(a)	48,850	228,130
Standard Motor Products, Inc.(a)	27,725	954,572
Strattec Security Corp.(a)	3,746	304,737
Superior Industries International, Inc.(a)	12,727	223,104

Total Auto Components		5,185,223
Banks – 6.9%
1st Source Corp.(a)	16,731	476,499
1st United Bancorp, Inc.(a)	5,709	48,641
Access National Corp.	9,558	155,126
American National Bankshares, Inc.(a)	10,341	235,258
Arrow Financial Corp.(a)	15,884	398,223
Banc of California, Inc.(a)	20,745	241,264
BancFirst Corp.(a)	11,925	746,028
BancorpSouth, Inc.(a)	26,380	531,293
Bank of Kentucky Financial Corp.	4,866	224,955
Bank of the Ozarks, Inc.(a)	39,161	1,234,355
Banner Corp.(a)	8,692	334,381
Bar Harbor Bankshares(a)	6,829	197,563
BBCN Bancorp, Inc.	49,381	720,469
Boston Private Financial Holdings, Inc.(a)	64,309	796,789
Bridge Bancorp, Inc.(a)	13,780	325,897
Bryn Mawr Bank Corp.(a)	13,236	374,976
C&F Financial Corp.	2,965	98,646
Camden National Corp.(a)	6,581	230,335
Cardinal Financial Corp.(a)	14,094	240,585
Cathay General Bancorp(a)	4,899	121,642
Centerstate Banks, Inc.(a)	4,212	43,594
Central Pacific Financial Corp.(a)	22,489	403,228
Century Bancorp, Inc. Class A(a)	1,532	53,038
Chemical Financial Corp.	28,724	772,388
Chemung Financial Corp.(a)	4,743	133,231
City Holding Co.(a)	17,150	722,530
CNB Financial Corp.(a)	16,410	257,637
CoBiz Financial, Inc.(a)	14,674	164,055
Columbia Banking System, Inc.	28,933	717,828
Investments	Shares	Value

Community Bank System, Inc.(a)	39,352	$1,321,834
Community Trust Bancorp, Inc.(a)	17,858	600,565
ConnectOne Bancorp, Inc.	8,816	167,945
CVB Financial Corp.(a)	87,479	1,255,324
Enterprise Bancorp, Inc.(a)	7,312	137,758
Enterprise Financial Services Corp.(a)	6,752	112,893
Fidelity Southern Corp.(a)	4,957	67,911
Financial Institutions, Inc.(a)	15,090	339,223
First Bancorp(a)	13,465	215,709
First Bancorp, Inc.(a)	15,481	258,068
First Busey Corp.(a)	81,957	456,501
First Business Financial Services, Inc.(a)	1,902	83,498
First Citizens BancShares, Inc. Class A(a)	1,550	335,777
First Commonwealth Financial Corp.(a)	89,442	750,418
First Community Bancshares, Inc.	17,910	255,934
First Connecticut Bancorp, Inc.(a)	4,544	65,888
First Financial Bancorp	68,410	1,082,930
First Financial Bankshares, Inc.(a)	35,462	985,489
First Financial Corp.(a)	11,743	363,446
First Interstate BancSystem, Inc.	12,841	341,185
First Merchants Corp.(a)	8,724	176,312
First Midwest Bancorp, Inc.(a)	22,485	361,784
Flushing Financial Corp.(a)	24,948	455,800
FNB Corp.(a)	211,355	2,534,146
Fulton Financial Corp.(a)	159,251	1,764,501
German American Bancorp, Inc.(a)	9,384	242,201
Glacier Bancorp, Inc.(a)	52,080	1,346,789
Great Southern Bancorp, Inc.(a)	11,213	340,202
Guaranty Bancorp(a)	4,916	66,415
Hanmi Financial Corp.(a)	13,235	266,818
Heartland Financial USA, Inc.(a)	8,319	198,658
Heritage Commerce Corp.(a)	12,692	104,201
Heritage Financial Corp.(a)	26,624	421,724
Home BancShares, Inc.(a)	17,255	507,470
Horizon Bancorp(a)	4,906	113,034
Hudson Valley Holding Corp.(a)	8,441	153,204
Iberiabank Corp.(a)	24,371	1,523,431
Independent Bank Corp.(a)	18,059	645,067
Independent Bank Group, Inc.(a)	2,096	99,455
International Bancshares Corp.(a)	39,765	980,804
Lakeland Bancorp, Inc.(a)	30,007	292,868
Lakeland Financial Corp.(a)	11,145	417,938
MainSource Financial Group, Inc.(a)	12,601	217,367
MB Financial, Inc.(a)	29,349	812,380
Mercantile Bank Corp.(a)	10,212	194,539
Merchants Bancshares, Inc.(a)	7,249	204,349
MidSouth Bancorp, Inc.(a)	6,871	128,488
MidWestOne Financial Group, Inc.(a)	5,340	122,873
National Bank Holdings Corp. Class A(a)	13,469	257,527
National Penn Bancshares, Inc.(a)	178,376	1,732,031
NBT Bancorp, Inc.(a)	48,674	1,096,139
Northrim BanCorp, Inc.(a)	5,826	153,981
Old National Bancorp	91,085	1,181,372
Pacific Continental Corp.(a)	32,654	419,604

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

PacWest Bancorp	35,890	$1,479,745
Park National Corp.(a)	24,020	1,811,588
Park Sterling Corp.(a)	16,931	112,253
Peapack Gladstone Financial Corp.(a)	4,148	72,590
Penns Woods Bancorp, Inc.(a)	6,029	254,725
Peoples Bancorp, Inc.(a)	8,816	209,380
Pinnacle Financial Partners, Inc.(a)	12,384	447,062
PrivateBancorp, Inc.	3,611	108,005
Renasant Corp.	24,654	666,891
Republic Bancorp, Inc. Class A(a)	18,411	436,157
S&T Bancorp, Inc.(a)	26,640	624,974
Sandy Spring Bancorp, Inc.(a)	22,200	508,158
Sierra Bancorp(a)	8,796	147,421
Simmons First National Corp. Class A(a)	12,779	492,247
South State Corp.	9,220	515,582
Southern National Bancorp of Virginia, Inc.(a)	10,490	121,579
Southside Bancshares, Inc.(a)	20,192	671,384
Sterling Bancorp(a)	51,254	655,539
Stock Yards Bancorp, Inc.(a)	11,699	352,140
Susquehanna Bancshares, Inc.	161,873	1,618,730
Tompkins Financial Corp.(a)	16,104	709,864
TowneBank(a)	26,764	363,455
Trico Bancshares(a)	8,404	190,098
Trustmark Corp.(a)	77,985	1,796,385
Umpqua Holdings Corp.(a)	121,294	1,997,712
Union Bankshares Corp.(a)	31,191	720,512
United Bankshares, Inc.(a)	69,458	2,148,336
Univest Corp. of Pennsylvania(a)	20,932	392,475
Valley National Bancorp(a)	445,714	4,318,969
ViewPoint Financial Group, Inc.	25,114	601,229
Washington Trust Bancorp, Inc.(a)	16,947	559,082
WesBanco, Inc.(a)	25,368	776,007
West Bancorp, Inc.(a)	14,940	211,102
Westamerica Bancorp(a)	24,777	1,152,626
Wilshire Bancorp, Inc.(a)	26,017	240,137
Wintrust Financial Corp.(a)	5,847	261,186

Total Banks		67,477,547
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	9,885	737,718
Biotechnology – 0.7%
PDL BioPharma, Inc.(a)	985,642	7,362,746
Building Products – 0.6%
AAON, Inc.(a)	35,037	595,979
Apogee Enterprises, Inc.(a)	28,673	1,141,186
Griffon Corp.(a)	54,762	623,739
Insteel Industries, Inc.(a)	10,665	219,273
Quanex Building Products Corp.(a)	32,797	593,298
Simpson Manufacturing Co., Inc.(a)	65,654	1,913,814
Universal Forest Products, Inc.	16,554	707,021

Total Building Products		5,794,310
Capital Markets – 1.6%
Arlington Asset Investment Corp. Class A(a)	73,679	1,872,183
Investments	Shares	Value

Artisan Partners Asset Management, Inc. Class A(a)	18,651	$970,785
BGC Partners, Inc. Class A(a)	505,100	3,752,893
Calamos Asset Management, Inc. Class A(a)	32,731	368,878
Cohen & Steers, Inc.(a)	30,789	1,183,529
CorEnergy Infrastructure Trust, Inc.(a)	61,361	458,980
Evercore Partners, Inc. Class A	18,500	869,500
FXCM, Inc. Class A(a)	23,781	376,929
GAMCO Investors, Inc. Class A	1,182	83,615
GFI Group, Inc.(a)	219,237	1,186,072
Greenhill & Co., Inc.(a)	29,558	1,374,151
Janus Capital Group, Inc.(a)	156,863	2,280,788
JMP Group, Inc.(a)	19,510	122,328
Manning & Napier, Inc.(a)	17,899	300,524
Oppenheimer Holdings, Inc. Class A(a)	9,473	191,828
Pzena Investment Management, Inc. Class A(a)	4,632	44,236
Westwood Holdings Group, Inc.(a)	9,104	516,106

Total Capital Markets		15,953,325
Chemicals – 2.9%
A. Schulman, Inc.(a)	67,857	2,453,709
American Vanguard Corp.(a)	22,685	254,072
Balchem Corp.(a)	11,539	652,761
Chase Corp.(a)	12,330	383,710
FutureFuel Corp.(a)	122,001	1,450,592
Hawkins, Inc.(a)	20,676	743,509
Innophos Holdings, Inc.	72,549	3,996,724
Innospec, Inc.(a)	50,942	1,828,818
KMG Chemicals, Inc.(a)	7,986	130,012
Koppers Holdings, Inc.(a)	43,672	1,448,164
Kronos Worldwide, Inc.(a)	422,242	5,818,495
Minerals Technologies, Inc.(a)	11,656	719,292
Olin Corp.(a)	216,345	5,462,711
Quaker Chemical Corp.(a)	17,057	1,222,816
Stepan Co.(a)	23,256	1,032,101
Tredegar Corp.(a)	33,737	621,098
Zep, Inc.(a)	23,497	329,428

Total Chemicals		28,548,012
Commercial Services & Supplies – 7.4%
ABM Industries, Inc.	117,424	3,016,623
Brady Corp. Class A(a)	125,756	2,821,965
Brink’s Co. (The)(a)	56,634	1,361,481
CECO Environmental Corp.(a)	32,523	435,808
Courier Corp.	52,309	644,447
Covanta Holding Corp.(a)	487,938	10,354,044
Deluxe Corp.(a)	99,459	5,486,159
Ennis, Inc.	105,492	1,389,330
G&K Services, Inc. Class A(a)	34,158	1,891,670
Healthcare Services Group, Inc.(a)	167,699	4,797,868
Herman Miller, Inc.(a)	99,518	2,970,612
HNI Corp.(a)	113,133	4,071,657
Interface, Inc.(a)	37,829	610,560
Intersections, Inc.(a)	214,004	821,775
Kimball International, Inc. Class B(a)	40,378	607,689
Knoll, Inc.	134,805	2,333,475

See Notes to Financial Statements.

58	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Matthews International Corp. Class A(a)	37,218	$1,633,498
McGrath RentCorp(a)	61,791	2,113,252
Mobile Mini, Inc.(a)	79,495	2,779,940
MSA Safety, Inc.(a)	87,921	4,343,297
Multi-Color Corp.(a)	8,538	388,308
Quad/Graphics, Inc.(a)	155,397	2,991,392
Steelcase, Inc. Class A(a)	222,079	3,595,459
U.S. Ecology, Inc.(a)	35,410	1,655,772
UniFirst Corp.(a)	2,108	203,612
United Stationers, Inc.(a)	48,881	1,836,459
Viad Corp.	28,665	591,932
West Corp.(a)	235,293	6,931,732

Total Commercial Services & Supplies		72,679,816
Communications Equipment – 0.9%
ADTRAN, Inc.(a)	78,342	1,608,361
Bel Fuse, Inc. Class B(a)	12,291	304,079
Black Box Corp.(a)	21,366	498,255
Comtech Telecommunications Corp.	56,530	2,100,090
InterDigital, Inc.(a)	49,920	1,987,814
PC-Tel, Inc.	25,434	193,044
Plantronics, Inc.(a)	39,037	1,865,188
TESSCO Technologies, Inc.(a)	14,319	415,108

Total Communications Equipment		8,971,939
Construction & Engineering – 0.3%
Comfort Systems USA, Inc.(a)	41,726	565,387
Granite Construction, Inc.(a)	60,219	1,915,567
Primoris Services Corp.(a)	23,844	639,973

Total Construction & Engineering		3,120,927
Consumer Finance – 0.1%
Asta Funding, Inc.*	6,128	50,311
Cash America International, Inc.(a)	3,948	172,922
Nelnet, Inc. Class A	12,262	528,370

Total Consumer Finance		751,603
Containers & Packaging – 0.5%
Greif, Inc. Class A	81,685	3,578,620
Myers Industries, Inc.(a)	59,486	1,049,333

Total Containers & Packaging		4,627,953
Distributors – 0.2%
Core-Mark Holding Co., Inc.(a)	27,128	1,438,869
Weyco Group, Inc.(a)	25,175	632,144

Total Distributors		2,071,013
Diversified Consumer Services – 0.5%
Carriage Services, Inc.(a)	9,739	168,777
Collectors Universe, Inc.(a)	65,330	1,437,260
DeVry Education Group, Inc.	60,911	2,607,600
Lincoln Educational Services Corp.(a)	145,781	409,645
Universal Technical Institute, Inc.(a)	67,875	634,631

Total Diversified Consumer Services		5,257,913
Diversified Financial Services – 0.1%
Gain Capital Holdings, Inc.(a)	40,946	260,826
Interactive Brokers Group, Inc. Class A	28,182	703,141
Investments	Shares	Value

Marlin Business Services Corp.	8,293	$151,928
MicroFinancial, Inc.	16,693	134,545
Resource America, Inc. Class A(a)	13,671	127,277

Total Diversified Financial Services		1,377,717
Diversified Telecommunication Services – 1.5%
Atlantic Tele-Network, Inc.(a)	30,545	1,646,375
Cogent Communications Holdings, Inc.(a)	70,716	2,376,765
Consolidated Communications Holdings, Inc.(a)	320,437	8,026,947
Enventis Corp.(a)	61,193	1,112,489
Inteliquent, Inc.	69,465	864,839
Lumos Networks Corp.(a)	53,816	874,510

Total Diversified Telecommunication Services		14,901,925
Electric Utilities – 5.2%
ALLETE, Inc.(a)	153,119	6,796,952
El Paso Electric Co.(a)	122,453	4,475,657
Empire District Electric Co. (The)	189,457	4,575,387
MGE Energy, Inc.(a)	99,413	3,704,128
NRG Yield, Inc. Class A(a)	50,600	2,380,730
Otter Tail Corp.(a)	145,080	3,869,284
PNM Resources, Inc.(a)	216,452	5,391,819
Portland General Electric Co.(a)	276,579	8,883,718
UIL Holdings Corp.(a)	253,384	8,969,794
Unitil Corp.(a)	61,801	1,921,393

Total Electric Utilities		50,968,862
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	7,022	99,712
AZZ, Inc.(a)	29,165	1,218,222
Encore Wire Corp.(a)	3,191	118,354
Franklin Electric Co., Inc.(a)	32,750	1,137,735
General Cable Corp.(a)	119,563	1,803,010
Global Power Equipment Group, Inc.(a)	33,615	500,864
LSI Industries, Inc.(a)	62,406	378,804
Powell Industries, Inc.(a)	17,016	695,274
Preformed Line Products Co.(a)	5,738	302,737

Total Electrical Equipment		6,254,712
Electronic Equipment, Instruments & Components – 1.7%
AVX Corp.(a)	424,671	5,639,631
Badger Meter, Inc.(a)	18,428	929,693
CTS Corp.(a)	28,720	456,361
Daktronics, Inc.(a)	100,731	1,237,984
Electro Rent Corp.(a)	102,809	1,415,680
Electro Scientific Industries, Inc.(a)	94,483	641,539
Littelfuse, Inc.	21,231	1,808,456
Mesa Laboratories, Inc.(a)	2,693	155,601
Methode Electronics, Inc.	31,409	1,158,050
MTS Systems Corp.(a)	27,276	1,861,860
Park Electrochemical Corp.(a)	29,843	702,803
Richardson Electronics Ltd.	23,488	234,645

Total Electronic Equipment, Instruments & Components		16,242,303
Energy Equipment & Services – 0.3%
Bolt Technology Corp.	13,777	302,267
Gulf Island Fabrication, Inc.(a)	25,211	433,629

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Gulfmark Offshore, Inc. Class A(a)	58,799	$1,843,349

Total Energy Equipment & Services		2,579,245
Food & Staples Retailing – 0.6%
Andersons, Inc. (The)(a)	20,213	1,270,994
Ingles Markets, Inc. Class A	33,159	785,537
SpartanNash Co.(a)	32,852	638,971
Village Super Market, Inc. Class A(a)	28,453	648,159
Weis Markets, Inc.(a)	61,133	2,386,021

Total Food & Staples Retailing		5,729,682
Food Products – 2.4%
Alico, Inc.(a)	8,611	328,079
B&G Foods, Inc.(a)	198,915	5,480,108
Cal-Maine Foods, Inc.(a)	10,722	957,796
Calavo Growers, Inc.(a)	35,315	1,594,119
Dean Foods Co.(a)	156,363	2,071,810
J&J Snack Foods Corp.	13,356	1,249,587
Lancaster Colony Corp.(a)	49,147	4,191,256
Lifeway Foods, Inc.(a)	8,270	114,705
Limoneira Co.(a)	8,313	196,935
Sanderson Farms, Inc.(a)	25,469	2,239,999
Snyder’s-Lance, Inc.(a)	155,459	4,119,663
Tootsie Roll Industries, Inc.(a)	37,145	1,039,689

Total Food Products		23,583,746
Gas Utilities – 4.2%
Chesapeake Utilities Corp.(a)	37,368	1,556,751
Delta Natural Gas Co., Inc.(a)	23,494	464,476
Gas Natural, Inc.	69,889	825,389
Laclede Group, Inc. (The)(a)	120,215	5,577,976
New Jersey Resources Corp.(a)	152,118	7,683,480
Northwest Natural Gas Co.(a)	114,925	4,855,581
South Jersey Industries, Inc.(a)	101,444	5,413,052
Southwest Gas Corp.	111,751	5,428,864
WGL Holdings, Inc.(a)	220,784	9,299,422

Total Gas Utilities		41,104,991
Health Care Equipment & Supplies – 1.0%
Analogic Corp.(a)	5,263	336,622
Atrion Corp.(a)	1,796	547,798
Cantel Medical Corp.(a)	10,356	356,039
CONMED Corp.	52,575	1,936,863
CryoLife, Inc.(a)	30,277	298,834
Hill-Rom Holdings, Inc.(a)	78,301	3,244,010
Invacare Corp.(a)	6,882	81,276
LeMaitre Vascular, Inc.	21,806	150,025
Meridian Bioscience, Inc.(a)	122,553	2,167,963
Utah Medical Products, Inc.(a)	6,655	324,498

Total Health Care Equipment & Supplies		9,443,928
Health Care Providers & Services – 2.1%
Chemed Corp.(a)	18,451	1,898,608
Ensign Group, Inc. (The)(a)	12,450	433,260
Kindred Healthcare, Inc.	133,695	2,593,683
Landauer, Inc.(a)	39,222	1,294,718
National Healthcare Corp.(a)	33,698	1,870,576
Investments	Shares	Value

Owens & Minor, Inc.(a)	165,700	$5,425,018
Select Medical Holdings Corp.(a)	529,218	6,366,493
U.S. Physical Therapy, Inc.	14,111	499,388

Total Health Care Providers & Services		20,381,744
Health Care Technology – 0.5%
Computer Programs & Systems, Inc.(a)	35,694	2,052,048
Quality Systems, Inc.(a)	197,882	2,724,835

Total Health Care Technology		4,776,883
Hotels, Restaurants & Leisure – 2.2%
Bob Evans Farms, Inc.(a)	65,653	3,108,013
Churchill Downs, Inc.(a)	17,130	1,670,175
DineEquity, Inc.(a)	66,774	5,448,091
Einstein Noah Restaurant Group, Inc.(a)	60,530	1,220,285
Frisch’s Restaurants, Inc.	14,439	408,624
International Speedway Corp. Class A(a)	16,882	534,147
Interval Leisure Group, Inc.(a)	80,741	1,538,116
Marcus Corp. (The)(a)	44,153	697,617
Papa John’s International, Inc.(a)	48,066	1,922,159
Ruth’s Hospitality Group, Inc.(a)	41,883	462,388
Speedway Motorsports, Inc.	96,090	1,639,295
Texas Roadhouse, Inc.(a)	119,696	3,332,337

Total Hotels, Restaurants & Leisure		21,981,247
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	15,044	205,501
Blyth, Inc.(a)	31,430	255,212
CSS Industries, Inc.(a)	18,757	454,857
Ethan Allen Interiors, Inc.(a)	38,136	869,501
Flexsteel Industries, Inc.(a)	14,860	501,228
Hooker Furniture Corp.(a)	23,129	351,792
KB Home(a)	47,388	707,977
La-Z-Boy, Inc.(a)	27,354	541,336
Lennar Corp. Class B	16,035	514,082
Lifetime Brands, Inc.(a)	11,747	179,846
MDC Holdings, Inc.(a)	160,047	4,052,390
NACCO Industries, Inc. Class A(a)	9,707	482,729
Ryland Group, Inc. (The)(a)	12,922	429,527

Total Household Durables		9,545,978
Household Products – 0.3%
Oil-Dri Corp. of America(a)	9,982	260,231
Orchids Paper Products Co.(a)	36,237	889,981
WD-40 Co.(a)	25,091	1,705,184

Total Household Products		2,855,396
Independent Power and Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.(a)	26,701	701,435
Industrial Conglomerates – 0.1%
Raven Industries, Inc.(a)	40,708	993,275
Insurance – 1.4%
American Equity Investment Life Holding Co.(a)	15,154	346,724
AMERISAFE, Inc.(a)	4,667	182,526
Baldwin & Lyons, Inc. Class B	15,373	379,713
Crawford & Co. Class A(a)	27,408	211,590

See Notes to Financial Statements.

60	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Crawford & Co. Class B(a)	12,340	$101,805
Donegal Group, Inc. Class A(a)	21,828	335,278
EMC Insurance Group, Inc.	11,578	334,373
Employers Holdings, Inc.(a)	8,147	156,830
FBL Financial Group, Inc. Class A(a)	11,533	515,525
HCI Group, Inc.(a)	8,648	311,242
Horace Mann Educators Corp.(a)	35,716	1,018,263
Independence Holding Co.(a)	3,053	40,574
Infinity Property & Casualty Corp.	7,311	467,977
Investors Title Co.	305	22,326
Kemper Corp.(a)	45,120	1,540,848
Meadowbrook Insurance Group, Inc.(a)	19,897	116,397
National Interstate Corp.(a)	11,399	318,032
National Western Life Insurance Co. Class A(a)	263	64,964
Primerica, Inc.(a)	19,414	936,143
RLI Corp.(a)	21,148	915,497
Safety Insurance Group, Inc.	23,501	1,266,939
Selective Insurance Group, Inc.(a)	37,587	832,176
State Auto Financial Corp.(a)	29,029	595,385
Stewart Information Services Corp.(a)	2,571	75,459
Symetra Financial Corp.	76,710	1,789,644
United Fire Group, Inc.(a)	21,948	609,496
Universal Insurance Holdings, Inc.(a)	31,664	409,415

Total Insurance		13,895,141
Internet & Catalog Retail – 0.3%
Nutrisystem, Inc.(a)	117,280	1,802,594
PetMed Express, Inc.(a)	84,635	1,151,036

Total Internet & Catalog Retail		2,953,630
Internet Software & Services – 0.7%
EarthLink Holdings Corp.(a)	395,443	1,352,415
j2 Global, Inc.(a)	98,660	4,869,857
Marchex, Inc. Class B(a)	47,991	199,163

Total Internet Software & Services		6,421,435
IT Services – 1.7%
Booz Allen Hamilton Holding Corp.	316,665	7,409,961
Cass Information Systems, Inc.(a)	14,277	591,068
Computer Task Group, Inc.(a)	19,300	214,230
Convergys Corp.(a)	114,035	2,032,104
CSG Systems International, Inc.(a)	67,353	1,770,037
Forrester Research, Inc.(a)	29,853	1,100,381
Hackett Group, Inc. (The)(a)	46,694	278,296
Heartland Payment Systems, Inc.(a)	21,869	1,043,589
ManTech International Corp. Class A(a)	68,900	1,856,855

Total IT Services		16,296,521
Leisure Products – 0.5%
Arctic Cat, Inc.(a)	9,283	323,234
Callaway Golf Co.(a)	36,754	266,099
Escalade, Inc.(a)	40,629	489,986
Johnson Outdoors, Inc. Class A(a)	9,118	236,156
Marine Products Corp.(a)	46,120	363,887
Sturm Ruger & Co., Inc.(a)	60,660	2,953,535

Total Leisure Products		4,632,897
Investments	Shares	Value

Machinery – 3.9%
Alamo Group, Inc.(a)	5,828	$238,948
Albany International Corp. Class A	47,116	1,603,829
Altra Industrial Motion Corp.(a)	31,999	933,091
American Railcar Industries, Inc.(a)	46,519	3,438,684
Astec Industries, Inc.(a)	23,997	875,171
Barnes Group, Inc.(a)	61,701	1,872,625
Briggs & Stratton Corp.(a)	104,856	1,889,505
CIRCOR International, Inc.(a)	3,246	218,553
Douglas Dynamics, Inc.(a)	107,096	2,088,372
Dynamic Materials Corp.(a)	9,617	183,204
ESCO Technologies, Inc.(a)	24,585	855,066
FreightCar America, Inc.(a)	11,439	380,919
Global Brass & Copper Holdings, Inc.	18,077	265,190
Gorman-Rupp Co. (The)(a)	30,727	923,039
Graham Corp.(a)	3,276	94,185
Hardinge, Inc.	7,836	85,726
Harsco Corp.(a)	241,132	5,162,636
Hillenbrand, Inc.(a)	168,890	5,217,012
Hurco Cos., Inc.(a)	4,835	182,086
Hyster-Yale Materials Handling, Inc.(a)	13,770	986,207
John Bean Technologies Corp.(a)	35,954	1,011,386
Kadant, Inc.	14,018	547,403
L.B. Foster Co. Class A	2,678	123,027
Lindsay Corp.(a)	7,753	579,537
Miller Industries, Inc.(a)	31,949	539,938
Mueller Industries, Inc.(a)	45,276	1,292,177
Mueller Water Products, Inc. Class A	123,017	1,018,581
NN, Inc.	20,761	554,734
Standex International Corp.	8,434	625,297
Sun Hydraulics Corp.(a)	23,758	893,063
Tennant Co.	20,034	1,344,081
Titan International, Inc.(a)	7,005	82,799
Twin Disc, Inc.(a)	14,874	401,003
Watts Water Technologies, Inc. Class A(a)	24,327	1,417,048

Total Machinery		37,924,122
Marine – 0.3%
International Shipholding Corp.(a)	26,592	475,731
Matson, Inc.(a)	108,118	2,706,193

Total Marine		3,181,924
Media – 2.2%
A.H. Belo Corp. Class A(a)	79,868	852,191
Harte-Hanks, Inc.(a)	273,291	1,740,864
Meredith Corp.(a)	117,985	5,049,758
National CineMedia, Inc.(a)	271,286	3,936,360
New York Times Co. (The) Class A(a)	160,433	1,800,058
Nexstar Broadcasting Group, Inc. Class A(a)	27,800	1,123,676
Salem Communications Corp. Class A(a)	40,698	309,712
Scholastic Corp.(a)	61,484	1,987,163
Sinclair Broadcast Group, Inc. Class A(a)	128,088	3,341,816
World Wrestling Entertainment, Inc. Class A(a)	98,308	1,353,701

Total Media		21,495,299

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Metals & Mining – 3.0%
Ampco-Pittsburgh Corp.(a)	38,902	$778,040
Commercial Metals Co.(a)	281,657	4,807,885
Compass Minerals International, Inc.(a)	94,475	7,962,353
Globe Specialty Metals, Inc.(a)	115,052	2,092,796
Gold Resource Corp.(a)	396,614	2,030,664
Haynes International, Inc.(a)	20,040	921,640
Hecla Mining Co.(a)	129,081	320,121
Kaiser Aluminum Corp.(a)	32,413	2,470,519
Materion Corp.(a)	23,862	731,847
Noranda Aluminum Holding Corp.(a)	116,008	524,356
Olympic Steel, Inc.(a)	3,372	69,362
Schnitzer Steel Industries, Inc. Class A(a)	64,852	1,559,690
Synalloy Corp.	13,778	239,737
U.S. Silica Holdings, Inc.(a)	82,139	5,134,509
Walter Energy, Inc.(a)	15,897	37,199

Total Metals & Mining		29,680,718
Multi-Utilities – 2.0%
Avista Corp.(a)	256,885	7,842,699
Black Hills Corp.(a)	128,087	6,132,805
NorthWestern Corp.(a)	131,749	5,976,135

Total Multi-Utilities		19,951,639
Multiline Retail – 0.1%
Bon-Ton Stores, Inc. (The)(a)	18,935	158,297
Fred’s, Inc. Class A(a)	50,556	707,784

Total Multiline Retail		866,081
Oil, Gas & Consumable Fuels – 2.1%
Adams Resources & Energy, Inc.	6,033	267,202
Alon USA Energy, Inc.(a)	106,687	1,532,025
Arch Coal, Inc.(a)	594,970	1,261,336
Comstock Resources, Inc.(a)	138,934	2,586,951
Delek U.S. Holdings, Inc.	110,762	3,668,438
Evolution Petroleum Corp.	94,262	865,325
EXCO Resources, Inc.(a)	895,279	2,990,232
Green Plains, Inc.(a)	28,020	1,047,668
Panhandle Oil and Gas, Inc. Class A(a)	7,822	466,973
PBF Energy, Inc. Class A(a)	151,841	3,644,184
W&T Offshore, Inc.(a)	195,725	2,152,975

Total Oil, Gas & Consumable Fuels		20,483,309
Paper & Forest Products – 0.8%
Deltic Timber Corp.(a)	7,716	480,861
Neenah Paper, Inc.(a)	29,431	1,573,970
PH Glatfelter Co.	60,947	1,337,787
Schweitzer-Mauduit International, Inc.(a)	89,028	3,677,747
Wausau Paper Corp.(a)	45,126	357,849

Total Paper & Forest Products		7,428,214
Personal Products – 0.3%
Coty, Inc. Class A(a)	106,490	1,762,410
Inter Parfums, Inc.(a)	42,308	1,163,470

Total Personal Products		2,925,880
Professional Services – 1.1%
Acacia Research Corp.(a)	181,582	2,810,890
Investments	Shares	Value

Barrett Business Services, Inc.(a)	5,767	$227,739
CDI Corp.(a)	58,006	842,247
Corporate Executive Board Co. (The)(a)	39,929	2,398,535
Exponent, Inc.(a)	10,135	718,369
Heidrick & Struggles International, Inc.	48,756	1,001,448
Insperity, Inc.(a)	51,133	1,397,976
Kelly Services, Inc. Class A(a)	27,618	432,774
Resources Connection, Inc.(a)	81,981	1,142,815
VSE Corp.(a)	4,057	198,874

Total Professional Services		11,171,667
Real Estate Investment Trusts (REITs) – 14.8%
Acadia Realty Trust(a)	67,338	1,857,182
Agree Realty Corp.	26,057	713,441
Alexander’s, Inc.(a)	5,866	2,193,356
American Assets Trust, Inc.(a)	37,501	1,236,408
American Realty Capital Properties, Inc.(a)	449,647	5,422,743
AmREIT, Inc.(a)	32,963	757,160
Ashford Hospitality Trust, Inc.	158,630	1,621,199
Associated Estates Realty Corp.(a)	93,609	1,639,094
Aviv REIT, Inc.(a)	76,109	2,005,472
Brandywine Realty Trust	231,965	3,263,748
Campus Crest Communities, Inc.(a)	158,274	1,012,954
Cedar Realty Trust, Inc.	81,345	479,936
Chambers Street Properties	523,623	3,942,881
Chatham Lodging Trust(a)	37,635	868,616
Chesapeake Lodging Trust(a)	70,999	2,069,621
CoreSite Realty Corp.(a)	26,078	857,184
Corporate Office Properties Trust(a)	139,578	3,589,946
Cousins Properties, Inc.(a)	113,210	1,352,859
CubeSmart	132,636	2,384,795
CyrusOne, Inc.(a)	22,689	545,444
DCT Industrial Trust, Inc.(a)	422,285	3,171,360
DiamondRock Hospitality Co.(a)	200,544	2,542,898
DuPont Fabros Technology, Inc.(a)	92,509	2,501,443
EastGroup Properties, Inc.(a)	39,051	2,366,100
Education Realty Trust, Inc.	194,246	1,996,849
Excel Trust, Inc.(a)	99,653	1,172,916
FelCor Lodging Trust, Inc.(a)	46,397	434,276
First Industrial Realty Trust, Inc.(a)	74,372	1,257,631
First Potomac Realty Trust(a)	105,070	1,234,572
Franklin Street Properties Corp.(a)	213,444	2,394,842
Geo Group, Inc. (The)(a)	164,976	6,305,383
Getty Realty Corp.(a)	48,499	824,483
Gladstone Commercial Corp.(a)	41,515	705,340
Glimcher Realty Trust	213,198	2,886,701
Government Properties Income Trust(a)	128,592	2,817,451
Healthcare Realty Trust, Inc.	180,695	4,278,858
Healthcare Trust of America, Inc. Class A(a)	351,645	4,079,082
Hersha Hospitality Trust	296,135	1,886,380
Hudson Pacific Properties, Inc.	44,809	1,104,990
Inland Real Estate Corp.(a)	188,050	1,863,575
Investors Real Estate Trust	206,852	1,592,760
Kite Realty Group Trust	40,058	971,006
LTC Properties, Inc.	66,005	2,434,924

See Notes to Financial Statements.

62	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Mack-Cali Realty Corp.(a)	166,522	$3,182,235
Medical Properties Trust, Inc.(a)	368,046	4,512,244
Monmouth Real Estate Investment Corp. Class A	97,008	981,721
National Health Investors, Inc.(a)	47,845	2,733,863
One Liberty Properties, Inc.(a)	34,835	704,712
Parkway Properties, Inc.	98,728	1,854,112
Pebblebrook Hotel Trust(a)	45,312	1,691,950
Pennsylvania Real Estate Investment Trust	96,136	1,916,952
Physicians Realty Trust(a)	22,927	314,558
Post Properties, Inc.(a)	53,957	2,770,152
Potlatch Corp.(a)	41,483	1,668,031
Preferred Apartment Communities, Inc. Class A	39,041	324,821
PS Business Parks, Inc.(a)	21,369	1,627,036
Ramco-Gershenson Properties Trust	108,740	1,767,025
Retail Opportunity Investments Corp.(a)	99,890	1,468,383
Rouse Properties, Inc.(a)	41,258	667,142
Ryman Hospitality Properties, Inc.(a)	82,184	3,887,303
Sabra Health Care REIT, Inc.	66,487	1,616,964
Saul Centers, Inc.	20,722	968,546
Select Income REIT	115,718	2,783,018
Silver Bay Realty Trust Corp.	3,185	51,629
Sovran Self Storage, Inc.	35,729	2,656,808
STAG Industrial, Inc.(a)	89,831	1,860,400
Summit Hotel Properties, Inc.(a)	151,185	1,629,774
Sun Communities, Inc.(a)	73,530	3,713,265
Sunstone Hotel Investors, Inc.(a)	94,452	1,305,327
Terreno Realty Corp.(a)	25,981	489,222
UMH Properties, Inc.(a)	55,490	527,155
Universal Health Realty Income Trust(a)	25,923	1,080,471
Urstadt Biddle Properties, Inc. Class A(a)	42,545	863,663
Washington Real Estate Investment Trust(a)	115,898	2,941,491
Whitestone REIT(a)	64,776	902,977
Winthrop Realty Trust	70,352	1,060,205

Total Real Estate Investment Trusts (REITs)		145,161,014
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.(a)	6,163	221,683
Consolidated-Tomoka Land Co.(a)	285	13,985
Gladstone Land Corp.(a)	18,895	226,929
Griffin Land & Nurseries, Inc.(a)	3,278	94,079
Kennedy-Wilson Holdings, Inc.(a)	36,249	868,526

Total Real Estate Management & Development		1,425,202
Road & Rail – 1.0%
ArcBest Corp.(a)	9,305	347,077
Celadon Group, Inc.(a)	9,072	176,450
Con-way, Inc.(a)	56,695	2,693,013
Heartland Express, Inc.(a)	36,792	881,536
Knight Transportation, Inc.(a)	103,515	2,835,276
Marten Transport Ltd.(a)	16,393	291,959
Universal Truckload Services, Inc.(a)	28,744	697,042
Werner Enterprises, Inc.(a)	57,064	1,438,013

Total Road & Rail		9,360,366
Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 2.0%
Brooks Automation, Inc.(a)	202,085	$2,123,913
Cohu, Inc.(a)	60,422	723,251
Intersil Corp. Class A(a)	528,689	7,512,671
IXYS Corp.(a)	28,713	301,486
Micrel, Inc.(a)	115,529	1,389,814
MKS Instruments, Inc.(a)	112,649	3,760,224
Power Integrations, Inc.(a)	17,038	918,519
Tessera Technologies, Inc.	109,431	2,908,676

Total Semiconductors & Semiconductor Equipment		19,638,554
Software – 1.8%
American Software, Inc. Class A(a)	96,697	852,868
Blackbaud, Inc.(a)	60,559	2,379,363
Compuware Corp.	951,337	10,093,686
Digimarc Corp.(a)	16,546	342,668
Ebix, Inc.(a)	80,759	1,145,163
Epiq Systems, Inc.(a)	78,571	1,379,707
Fair Isaac Corp.(a)	4,554	250,925
Monotype Imaging Holdings, Inc.(a)	31,094	880,582
Pegasystems, Inc.	18,002	344,018
QAD, Inc. Class A	21,275	396,140

Total Software		18,065,120
Specialty Retail – 2.1%
Aaron’s, Inc.	21,940	533,581
bebe stores, Inc.(a)	154,664	358,820
Big 5 Sporting Goods Corp.(a)	48,450	453,976
Brown Shoe Co., Inc.(a)	43,630	1,183,682
Cato Corp. (The) Class A(a)	18,877	650,501
Destination Maternity Corp.	33,657	519,664
Finish Line, Inc. (The) Class A(a)	51,173	1,280,860
Group 1 Automotive, Inc.(a)	23,058	1,676,547
Haverty Furniture Cos., Inc.	21,377	465,805
Lithia Motors, Inc. Class A(a)	16,973	1,284,686
Men’s Wearhouse, Inc. (The)(a)	65,595	3,097,396
Monro Muffler Brake, Inc.(a)	25,337	1,229,605
Pier 1 Imports, Inc.(a)	97,821	1,163,092
Rent-A-Center, Inc.(a)	130,828	3,970,630
Shoe Carnival, Inc.(a)	16,876	300,562
Sonic Automotive, Inc. Class A(a)	16,200	397,062
Stage Stores, Inc.(a)	73,249	1,253,290
Stein Mart, Inc.(a)	64,084	740,170
Winmark Corp.(a)	1,189	87,392

Total Specialty Retail		20,647,321
Technology Hardware, Storage & Peripherals – 1.8%
Diebold, Inc.(a)	221,932	7,838,638
Lexmark International, Inc. Class A(a)	221,634	9,419,445
TransAct Technologies, Inc.(a)	17,342	116,885

Total Technology Hardware, Storage & Peripherals		17,374,968

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	63

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2014

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.6%
Cherokee, Inc.	22,989	$418,630
Columbia Sportswear Co.(a)	92,566	3,312,012
Culp, Inc.(a)	9,652	175,184
Movado Group, Inc.(a)	13,752	454,641
Oxford Industries, Inc.(a)	15,034	916,924
Rocky Brands, Inc.	19,860	279,827
Superior Uniform Group, Inc.(a)	21,433	464,024

Total Textiles, Apparel & Luxury Goods		6,021,242
Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp.(a)	39,214	485,861
Bank Mutual Corp.(a)	25,614	164,186
BankFinancial Corp.(a)	4,507	46,783
Berkshire Hills Bancorp, Inc.(a)	22,820	536,042
Brookline Bancorp, Inc.(a)	88,223	754,307
Cape Bancorp, Inc.(a)	9,534	89,906
Capitol Federal Financial, Inc.(a)	123,501	1,459,782
Clifton Bancorp, Inc.(a)	16,195	203,895
Dime Community Bancshares, Inc.(a)	41,601	599,054
ESB Financial Corp.(a)	16,375	191,260
ESSA Bancorp, Inc.(a)	7,274	82,196
EverBank Financial Corp.(a)	28,115	496,511
Federal Agricultural Mortgage Corp. Class C(a)	4,357	140,034
First Defiance Financial Corp.(a)	4,998	134,996
First Financial Northwest, Inc.	8,204	83,763
Fox Chase Bancorp, Inc.(a)	7,244	118,150
Heritage Financial Group, Inc.	2,695	54,412
Hingham Institution for Savings	946	77,146
Meta Financial Group, Inc.(a)	2,667	94,038
Northfield Bancorp, Inc.(a)	37,273	507,658
Northwest Bancshares, Inc.(a)	112,476	1,360,960
OceanFirst Financial Corp.(a)	15,411	245,189
Oritani Financial Corp.(a)	67,748	954,569
Provident Financial Holdings, Inc.	8,880	129,559
Provident Financial Services, Inc.	64,657	1,058,435
Pulaski Financial Corp.(a)	12,877	148,086
Radian Group, Inc.(a)	4,140	59,036
SI Financial Group, Inc.	4,321	48,352
Simplicity Bancorp, Inc.	5,492	92,266
Territorial Bancorp, Inc.(a)	8,061	163,558
TrustCo Bank Corp.(a)	120,292	774,680
United Financial Bancorp, Inc.	45,453	576,799
Washington Federal, Inc.(a)	60,622	1,234,264
Westfield Financial, Inc.	23,224	163,961
WSFS Financial Corp.(a)	1,904	136,345

Total Thrifts & Mortgage Finance		13,466,039
Tobacco – 2.4%
Universal Corp.(a)	88,044	3,908,273
Vector Group Ltd.(a)	901,118	19,986,806

Total Tobacco		23,895,079
Trading Companies & Distributors – 2.1%
Aceto Corp.(a)	29,094	562,096
Applied Industrial Technologies, Inc.(a)	80,134	3,658,117
Investments	Shares	Value

GATX Corp.(a)	110,731	$6,463,368
Houston Wire & Cable Co.(a)	60,973	730,457
Kaman Corp.(a)	44,033	1,730,497
TAL International Group, Inc.*(a)	169,116	6,976,035

Total Trading Companies & Distributors		20,120,570
Water Utilities – 1.1%
American States Water Co.(a)	107,973	3,284,539
Artesian Resources Corp. Class A(a)	28,746	578,944
California Water Service Group(a)	134,501	3,018,202
Connecticut Water Service, Inc.(a)	30,806	1,001,195
Middlesex Water Co.(a)	59,708	1,170,277
SJW Corp.(a)	50,211	1,349,170
York Water Co.(a)	33,407	668,140

Total Water Utilities		11,070,467
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.(a)	36,084	895,244
Spok Holdings, Inc.	78,548	1,021,910

Total Wireless Telecommunication Services		1,917,154
TOTAL COMMON STOCKS (Cost: $903,668,968)		977,056,239
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,502,571)	21,350	1,671,171
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.1%
United States – 30.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $295,449,542)(d)	295,449,542	295,449,542
TOTAL INVESTMENTS IN SECURITIES – 129.9% (Cost: $1,200,621,081)		1,274,176,952
Liabilities in Excess of Cash and Other Assets – (29.9)%		(293,033,342)

NET ASSETS – 100.0%		$981,143,610
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $290,956,337 and the total market value of the collateral held by the Fund was $298,489,921. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,040,379.

See Notes to Financial Statements.

64	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.8%
AAR Corp.(a)	20,267	$489,448
American Science & Engineering, Inc.(a)	3,106	172,010
Astronics Corp.*(a)	7,060	336,621
Astronics Corp. Class B*	1,494	70,946
CPI Aerostructures, Inc.*	3,750	36,937
Cubic Corp.(a)	21,595	1,010,646
Ducommun, Inc.*(a)	9,003	246,772
Engility Holdings, Inc.*	22,924	714,541
Erickson, Inc.*(a)	7,338	95,321
GenCorp, Inc.*(a)	118,178	1,887,303
LMI Aerospace, Inc.*(a)	7,235	92,608
National Presto Industries, Inc.(a)	5,070	307,800
Orbital Sciences Corp.*	38,357	1,066,324
Sparton Corp.*	7,989	196,929
Taser International, Inc.*(a)	13,848	213,813

Total Aerospace & Defense		6,938,019
Air Freight & Logistics – 1.1%
Air Transport Services Group, Inc.*(a)	56,972	414,756
Atlas Air Worldwide Holdings, Inc.*(a)	41,039	1,355,108
Echo Global Logistics, Inc.*(a)	10,461	246,357
Forward Air Corp.	17,534	786,049
Hub Group, Inc. Class A*	25,679	1,040,770
Park-Ohio Holdings Corp.(a)	9,171	438,924

Total Air Freight & Logistics		4,281,964
Airlines – 0.5%
Hawaiian Holdings, Inc.*(a)	52,532	706,555
Republic Airways Holdings, Inc.*(a)	65,728	730,238
SkyWest, Inc.(a)	59,388	462,039

Total Airlines		1,898,832
Auto Components – 3.0%
American Axle & Manufacturing Holdings, Inc.*(a)	263,566	4,420,002
Cooper Tire & Rubber Co.(a)	151,868	4,358,611
Cooper-Standard Holding, Inc.*(a)	10,363	646,651
Drew Industries, Inc.(a)	11,825	498,897
Gentherm, Inc.*(a)	13,282	560,899
Modine Manufacturing Co.*(a)	3,546	42,091
Standard Motor Products, Inc.(a)	18,608	640,673
Stoneridge, Inc.*(a)	18,177	204,855
Strattec Security Corp.(a)	2,639	214,683
Superior Industries International, Inc.(a)	13,297	233,096

Total Auto Components		11,820,458
Automobiles – 0.1%
Winnebago Industries, Inc.*(a)	9,649	210,059
Banks – 11.1%
1st Source Corp.(a)	19,120	544,538
1st United Bancorp, Inc.(a)	9,860	84,007
Access National Corp.	9,457	153,487
American National Bankshares, Inc.(a)	8,398	191,054
Ameris Bancorp	14,336	314,675
Investments	Shares	Value

Arrow Financial Corp.(a)	11,713	$293,647
BancFirst Corp.(a)	8,434	527,631
Bancorp, Inc.*(a)	19,714	169,343
Bank of Kentucky Financial Corp.	7,272	336,185
Banner Corp.	15,177	583,859
BBCN Bancorp, Inc.	71,762	1,047,008
Boston Private Financial Holdings, Inc.(a)	39,036	483,656
Bridge Bancorp, Inc.(a)	6,740	159,401
Bridge Capital Holdings*(a)	8,747	198,907
Bryn Mawr Bank Corp.(a)	11,263	319,081
C&F Financial Corp.	4,550	151,378
Camden National Corp.(a)	7,168	250,880
Capital Bank Financial Corp. Class A*(a)	19,058	455,105
Cardinal Financial Corp.(a)	26,902	459,217
Centerstate Banks, Inc.(a)	16,926	175,184
Chemical Financial Corp.	23,611	634,900
City Holding Co.(a)	13,710	577,602
CNB Financial Corp.(a)	11,350	178,195
CoBiz Financial, Inc.(a)	31,127	348,000
Columbia Banking System, Inc.(a)	27,154	673,691
Community Bank System, Inc.(a)	28,415	954,460
Community Trust Bancorp, Inc.(a)	16,063	540,199
ConnectOne Bancorp, Inc.	16,862	321,221
Customers Bancorp, Inc.*(a)	24,157	433,860
Enterprise Bancorp, Inc.	6,857	129,186
Enterprise Financial Services Corp.(a)	16,653	278,438
Farmers Capital Bank Corp.*	7,486	168,660
Fidelity Southern Corp.(a)	21,618	296,167
Financial Institutions, Inc.(a)	14,600	328,208
First Bancorp, Inc.(a)	8,263	137,744
First Busey Corp.(a)	55,022	306,473
First Commonwealth Financial Corp.(a)	64,199	538,630
First Community Bancshares, Inc.	16,601	237,228
First Connecticut Bancorp, Inc.(a)	4,470	64,815
First Financial Bancorp(a)	47,200	747,176
First Financial Corp.(a)	11,695	361,960
First Interstate BancSystem, Inc.	36,658	974,003
First Merchants Corp.(a)	25,963	524,712
First Midwest Bancorp, Inc.(a)	57,588	926,591
First NBC Bank Holding Co.*	13,911	455,585
Flushing Financial Corp.(a)	23,617	431,483
German American Bancorp, Inc.(a)	11,980	309,204
Great Southern Bancorp, Inc.(a)	10,511	318,904
Hanmi Financial Corp.	27,581	556,033
Heartland Financial USA, Inc.(a)	14,087	336,398
Heritage Financial Corp.	21,596	342,081
HomeTrust Bancshares, Inc.*	9,813	143,368
Horizon Bancorp(a)	9,612	221,460
Hudson Valley Holding Corp.(a)	8,625	156,544
Independent Bank Corp.(a)	18,141	647,996
Independent Bank Group, Inc.(a)	6,164	292,482
Intervest Bancshares Corp.	20,159	192,720
Lakeland Bancorp, Inc.(a)	28,097	274,227
Lakeland Financial Corp.(a)	13,765	516,187

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

MainSource Financial Group, Inc.(a)	21,203	$365,752
Mercantile Bank Corp.(a)	8,517	162,249
Merchants Bancshares, Inc.(a)	6,408	180,641
Metro Bancorp, Inc.*	10,308	249,969
MidSouth Bancorp, Inc.(a)	8,636	161,493
MidWestOne Financial Group, Inc.(a)	7,572	174,232
National Bank Holdings Corp. Class A(a)	6,263	119,749
National Penn Bancshares, Inc.(a)	71,107	690,449
NBT Bancorp, Inc.(a)	30,322	682,851
NewBridge Bancorp*(a)	21,710	164,779
Northrim BanCorp, Inc.(a)	5,370	141,929
OFG Bancorp(a)	44,042	659,749
Old National Bancorp	90,205	1,169,959
OmniAmerican Bancorp, Inc.	3,556	92,420
Pacific Continental Corp.(a)	12,202	156,796
Pacific Premier Bancorp, Inc.*(a)	8,374	117,655
Park National Corp.(a)	10,037	756,990
Park Sterling Corp.(a)	24,210	160,512
Penns Woods Bancorp, Inc.(a)	3,668	154,973
Peoples Bancorp, Inc.(a)	10,340	245,575
Pinnacle Financial Partners, Inc.	23,739	856,978
Preferred Bank*	12,068	271,771
Renasant Corp.(a)	13,831	374,129
Republic Bancorp, Inc. Class A(a)	11,395	269,948
S&T Bancorp, Inc.(a)	25,699	602,898
Sandy Spring Bancorp, Inc.	22,499	515,002
Sierra Bancorp(a)	9,589	160,712
Simmons First National Corp. Class A(a)	10,735	413,512
South State Corp.	8,439	471,909
Southside Bancshares, Inc.(a)	18,818	625,698
Southwest Bancorp, Inc.(a)	9,886	162,130
Sterling Bancorp(a)	27,573	352,659
Stock Yards Bancorp, Inc.(a)	11,829	356,053
Suffolk Bancorp(a)	6,585	127,815
Tompkins Financial Corp.(a)	10,722	472,626
TowneBank(a)	21,144	287,135
Trico Bancshares(a)	13,091	296,118
Tristate Capital Holdings, Inc.*(a)	10,282	93,258
Union Bankshares Corp.(a)	34,502	796,996
United Bankshares, Inc.(a)	49,774	1,539,510
United Community Banks, Inc.(a)	126,445	2,081,285
Univest Corp. of Pennsylvania(a)	14,524	272,325
ViewPoint Financial Group, Inc.(a)	18,097	433,242
Washington Trust Bancorp, Inc.(a)	12,129	400,136
WesBanco, Inc.(a)	27,053	827,551
West Bancorp, Inc.(a)	12,003	169,602
Westamerica Bancorp(a)	17,493	813,774
Wilshire Bancorp, Inc.(a)	64,200	592,566

Total Banks		44,021,094
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	5,674	423,451
Craft Brew Alliance, Inc.*(a)	1,229	17,697

Total Beverages		441,148
Investments	Shares	Value

Biotechnology – 1.8%
Acorda Therapeutics, Inc.*(a)	66,653	$2,258,204
BioSpecifics Technologies Corp.*	3,117	110,030
Emergent Biosolutions, Inc.*(a)	19,004	404,975
Hyperion Therapeutics, Inc.*	5,201	131,169
Insys Therapeutics, Inc.*	8,320	322,650
Ligand Pharmaceuticals, Inc.*(a)	2,973	139,701
Organovo Holdings, Inc.*(a)	23,946	152,536
PDL BioPharma, Inc.(a)	418,050	3,122,834
Repligen Corp.*(a)	24,521	488,213

Total Biotechnology		7,130,312
Building Products – 0.7%
AAON, Inc.(a)	25,693	437,038
American Woodmark Corp.*	7,162	263,991
Apogee Enterprises, Inc.(a)	8,735	347,653
Gibraltar Industries, Inc.*(a)	11,246	153,958
Griffon Corp.(a)	8,814	100,392
Insteel Industries, Inc.(a)	8,741	179,715
Patrick Industries, Inc.*	11,019	466,765
PGT, Inc.*	33,056	308,082
Trex Co., Inc.*(a)	5,885	203,444
Universal Forest Products, Inc.	8,947	382,126

Total Building Products		2,843,164
Capital Markets – 1.3%
Calamos Asset Management, Inc. Class A(a)	16,084	181,267
CorEnergy Infrastructure Trust, Inc.(a)	4,640	34,707
Diamond Hill Investment Group, Inc.(a)	2,377	292,490
FXCM, Inc. Class A(a)	13,158	208,554
Greenhill & Co., Inc.(a)	10,936	508,415
HFF, Inc. Class A	25,694	743,841
INTL FCStone, Inc.*(a)	17,190	297,731
Investment Technology Group, Inc.*(a)	9,595	151,217
JMP Group, Inc.(a)	9,042	56,693
Manning & Napier, Inc.	1,167	19,594
Oppenheimer Holdings, Inc. Class A	10,630	215,257
Piper Jaffray Cos.*(a)	12,015	627,664
Walter Investment Management Corp.*(a)	73,389	1,610,889
Westwood Holdings Group, Inc.	3,985	225,910

Total Capital Markets		5,174,229
Chemicals – 2.1%
A. Schulman, Inc.(a)	13,896	502,479
American Vanguard Corp.(a)	26,419	295,893
Calgon Carbon Corp.*(a)	30,546	591,981
Chase Corp.(a)	4,025	125,258
Flotek Industries, Inc.*(a)	34,079	888,440
FutureFuel Corp.(a)	47,957	570,209
Hawkins, Inc.(a)	5,999	215,724
Innophos Holdings, Inc.	12,482	687,633
Innospec, Inc.(a)	19,209	689,603
Intrepid Potash, Inc.*(a)	40,865	631,364
KMG Chemicals, Inc.(a)	6,670	108,588
Koppers Holdings, Inc.	17,368	575,923
Landec Corp.*(a)	16,100	197,225

See Notes to Financial Statements.

66	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

LSB Industries, Inc.*(a)	3,591	$128,235
OMNOVA Solutions, Inc.*(a)	18,014	96,735
Penford Corp.*	4,291	56,512
Quaker Chemical Corp.(a)	9,891	709,086
Stepan Co.	16,104	714,696
Trecora Resources*(a)	13,093	162,091
Tredegar Corp.(a)	18,830	346,660
Zep, Inc.(a)	11,584	162,408

Total Chemicals		8,456,743
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.	41,881	1,075,923
ACCO Brands Corp.*(a)	22,728	156,823
Brink’s Co. (The)(a)	48,704	1,170,844
CECO Environmental Corp.(a)	8,129	108,929
Courier Corp.	8,562	105,484
Ennis, Inc.	23,346	307,467
Fuel Tech, Inc.*(a)	6,716	28,543
G&K Services, Inc. Class A	10,807	598,492
Heritage-Crystal Clean, Inc.*(a)	1,372	20,388
InnerWorkings, Inc.*(a)	107,356	868,510
Interface, Inc.	27,263	440,025
Intersections, Inc.(a)	7,886	30,282
Kimball International, Inc. Class B(a)	20,256	304,853
Knoll, Inc.(a)	31,377	543,136
Matthews International Corp. Class A(a)	19,195	842,469
McGrath RentCorp(a)	15,447	528,287
Multi-Color Corp.(a)	11,630	528,932
Performant Financial Corp.*(a)	47,046	380,132
SP Plus Corp.*	614	11,641
Team, Inc.*(a)	10,131	384,066
U.S. Ecology, Inc.	10,753	502,810
Viad Corp.	3,094	63,891

Total Commercial Services & Supplies		9,001,927
Communications Equipment – 0.9%
ADTRAN, Inc.(a)	17,013	349,277
Bel Fuse, Inc. Class B(a)	4,187	103,586
Black Box Corp.(a)	15,196	354,371
CalAmp Corp.*(a)	22,638	398,882
Clearfield, Inc.*(a)	3,220	40,991
Comtech Telecommunications Corp.(a)	6,954	258,341
Digi International, Inc.*	7,187	53,902
Harmonic, Inc.*(a)	57,742	366,084
Ixia*(a)	19,972	182,544
KVH Industries, Inc.*(a)	6,755	76,467
NETGEAR, Inc.*(a)	27,701	865,656
Numerex Corp. Class A*(a)	1,540	16,139
Oplink Communications, Inc.(a)	8,408	141,423
Ruckus Wireless, Inc.*(a)	2,600	34,736
TESSCO Technologies, Inc.	5,983	173,447

Total Communications Equipment		3,415,846
Construction & Engineering – 1.4%
Aegion Corp.*(a)	29,276	651,391
Ameresco, Inc. Class A*(a)	10,005	68,534
Investments	Shares	Value

Argan, Inc.(a)	15,495	$517,223
Comfort Systems USA, Inc.(a)	17,616	238,697
Dycom Industries, Inc.*(a)	20,279	622,768
Furmanite Corp.*	17,865	120,767
MYR Group, Inc.*	19,671	473,678
Northwest Pipe Co.*(a)	7,918	270,004
Pike Corp.*(a)	38,021	452,070
Primoris Services Corp.(a)	30,383	815,480
Tutor Perini Corp.*	57,184	1,509,657

Total Construction & Engineering		5,740,269
Construction Materials – 0.1%
Headwaters, Inc.*(a)	11,915	149,414
United States Lime & Minerals, Inc.	3,759	218,511

Total Construction Materials		367,925
Consumer Finance – 1.6%
Cash America International, Inc.(a)	55,979	2,451,880
Encore Capital Group, Inc.*(a)	21,720	962,413
EZCORP, Inc. Class A*(a)	114,609	1,135,775
Green Dot Corp. Class A*(a)	21,518	454,891
Regional Management Corp.*(a)	11,022	197,845
World Acceptance Corp.*(a)	16,632	1,122,660

Total Consumer Finance		6,325,464
Containers & Packaging – 0.1%
AEP Industries, Inc.*(a)	4,101	155,305
Myers Industries, Inc.(a)	21,493	379,136

Total Containers & Packaging		534,441
Distributors – 0.3%
Core-Mark Holding Co., Inc.(a)	13,630	722,935
VOXX International Corp.*(a)	19,405	180,466
Weyco Group, Inc.(a)	6,405	160,830

Total Distributors		1,064,231
Diversified Consumer Services – 0.9%
American Public Education, Inc.*(a)	14,774	398,750
Bridgepoint Education, Inc.*(a)	52,021	580,554
Capella Education Co.(a)	7,079	443,145
Carriage Services, Inc.(a)	11,756	203,732
Collectors Universe, Inc.(a)	5,809	127,798
Corinthian Colleges, Inc.*	16,354	1,807
ITT Educational Services, Inc.*(a)	30,615	131,338
K12, Inc.*	11,107	177,268
LifeLock, Inc.*(a)	2,675	38,226
Strayer Education, Inc.*	20,955	1,254,786
Universal Technical Institute, Inc.(a)	5,001	46,759

Total Diversified Consumer Services		3,404,163
Diversified Financial Services – 0.8%
Gain Capital Holdings, Inc.(a)	42,941	273,534
Interactive Brokers Group, Inc. Class A(a)	24,313	606,609
Marlin Business Services Corp.	8,387	153,650
NewStar Financial, Inc.*(a)	20,475	230,139
PHH Corp.*(a)	84,756	1,895,144

Total Diversified Financial Services		3,159,076

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Diversified Telecommunication Services – 0.9%
8x8, Inc.*(a)	8,794	$58,744
Atlantic Tele-Network, Inc.(a)	6,089	328,197
Consolidated Communications Holdings, Inc.(a)	20,426	511,671
General Communication, Inc. Class A*(a)	23,410	255,403
Inteliquent, Inc.(a)	18,464	229,877
Iridium Communications, Inc.*(a)	138,208	1,223,141
Lumos Networks Corp.(a)	8,926	145,047
Premiere Global Services, Inc.*	37,047	443,453
Vonage Holdings Corp.*(a)	154,764	507,626

Total Diversified Telecommunication Services		3,703,159
Electric Utilities – 1.1%
El Paso Electric Co.(a)	38,510	1,407,541
Empire District Electric Co. (The)(a)	37,040	894,516
MGE Energy, Inc.(a)	28,053	1,045,255
Otter Tail Corp.(a)	26,717	712,542
Unitil Corp.(a)	9,301	289,168

Total Electric Utilities		4,349,022
Electrical Equipment – 0.6%
AZZ, Inc.	15,022	627,469
Encore Wire Corp.(a)	11,071	410,623
Global Power Equipment Group, Inc.(a)	11,407	169,964
GrafTech International Ltd.*	47,289	216,584
LSI Industries, Inc.	3,125	18,969
Orion Energy Systems, Inc.*(a)	5,484	29,339
Powell Industries, Inc.(a)	7,001	286,061
PowerSecure International, Inc.*(a)	6,600	63,228
Preformed Line Products Co.	4,199	221,539
Thermon Group Holdings, Inc.*(a)	8,588	209,719

Total Electrical Equipment		2,253,495
Electronic Equipment, Instruments & Components – 3.4%
Agilysys, Inc.*(a)	1,478	17,337
Badger Meter, Inc.(a)	6,147	310,116
Benchmark Electronics, Inc.*	38,366	852,109
Coherent, Inc.*(a)	12,858	789,096
Daktronics, Inc.(a)	20,232	248,651
Electro Rent Corp.	17,628	242,738
FARO Technologies, Inc.*(a)	5,171	262,428
II-VI, Inc.*(a)	36,718	432,171
Insight Enterprises, Inc.*(a)	42,425	960,078
InvenSense, Inc.*(a)	44,095	869,994
Itron, Inc.*(a)	8,229	323,482
Key Tronic Corp.*	10,072	106,461
Maxwell Technologies, Inc.*(a)	22,507	196,261
Measurement Specialties, Inc.*	8,328	712,960
Mesa Laboratories, Inc.(a)	1,544	89,212
Methode Electronics, Inc.	14,250	525,398
MTS Systems Corp.(a)	11,760	802,738
OSI Systems, Inc.*(a)	12,111	768,806
Park Electrochemical Corp.(a)	10,928	257,354
PC Connection, Inc.	13,584	291,649
PCM, Inc.*	9,076	88,673
Plexus Corp.*(a)	26,723	986,880
Investments	Shares	Value

RF Industries Ltd.(a)	6,994	$34,480
Rofin-Sinar Technologies, Inc.*(a)	18,780	433,067
Rogers Corp.*(a)	7,803	427,292
Sanmina Corp.*	54,212	1,130,862
ScanSource, Inc.*(a)	17,797	615,598
TTM Technologies, Inc.*(a)	22,427	152,728
Universal Display Corp.*(a)	8,936	291,671
Vishay Precision Group, Inc.*(a)	7,819	116,816

Total Electronic Equipment, Instruments & Components		13,337,106
Energy Equipment & Services – 1.4%
Bolt Technology Corp.	4,792	105,136
C&J Energy Services, Inc.*(a)	55,816	1,705,179
Dawson Geophysical Co.	4,376	79,556
Era Group, Inc.*(a)	8,068	175,479
Geospace Technologies Corp.*(a)	10,205	358,706
Gulf Island Fabrication, Inc.(a)	1,451	24,957
Gulfmark Offshore, Inc. Class A(a)	10,411	326,385
Hercules Offshore, Inc.*(a)	145,685	320,507
Key Energy Services, Inc.*(a)	9,795	47,408
Matrix Service Co.*	16,350	394,362
Mitcham Industries, Inc.*	7,090	78,344
Natural Gas Services Group, Inc.*	6,833	164,470
Newpark Resources, Inc.*(a)	73,036	908,568
Parker Drilling Co.*(a)	9,096	44,934
PHI, Inc. Non-Voting Shares*(a)	11,532	474,542
RigNet, Inc.*(a)	4,604	186,232
TETRA Technologies, Inc.*(a)	4,257	46,061
TGC Industries, Inc.*(a)	6,108	23,516

Total Energy Equipment & Services		5,464,342
Food & Staples Retailing – 0.5%
Andersons, Inc. (The)	16,740	1,052,611
Chefs’ Warehouse, Inc. (The)*(a)	8,435	137,153
Ingles Markets, Inc. Class A	8,107	192,055
Natural Grocers by Vitamin Cottage, Inc.*(a)	3,851	62,694
Roundy’s, Inc.(a)	48,017	143,571
SpartanNash Co.(a)	15,198	295,601
Village Super Market, Inc. Class A	10,365	236,115

Total Food & Staples Retailing		2,119,800
Food Products – 1.9%
Alico, Inc.(a)	2,848	108,509
Annie’s, Inc.*(a)	3,962	181,856
Boulder Brands, Inc.*(a)	7,716	105,169
Cal-Maine Foods, Inc.(a)	16,557	1,479,037
Calavo Growers, Inc.(a)	8,544	385,676
Dean Foods Co.(a)	101,245	1,341,496
Inventure Foods, Inc.*(a)	7,195	93,247
J&J Snack Foods Corp.	10,081	943,178
John B. Sanfilippo & Son, Inc.	9,684	313,374
Lifeway Foods, Inc.(a)	5,276	73,178
Limoneira Co.	3,081	72,989
Omega Protein Corp.*	21,496	268,700
Post Holdings, Inc.*(a)	2,840	94,231
Sanderson Farms, Inc.(a)	17,872	1,571,843

See Notes to Financial Statements.

68	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Seneca Foods Corp. Class A*(a)	11,329	$324,010

Total Food Products		7,356,493
Gas Utilities – 0.5%
Chesapeake Utilities Corp.(a)	11,386	474,341
Laclede Group, Inc. (The)(a)	17,335	804,344
Northwest Natural Gas Co.(a)	19,290	815,002

Total Gas Utilities		2,093,687
Health Care Equipment & Supplies – 1.6%
Abaxis, Inc.(a)	6,999	354,919
ABIOMED, Inc.*(a)	3,287	81,616
Analogic Corp.(a)	4,705	300,932
Anika Therapeutics, Inc.*(a)	7,350	269,451
Atrion Corp.(a)	1,296	395,293
Cantel Medical Corp.	15,855	545,095
CONMED Corp.	12,799	471,515
CryoLife, Inc.	11,399	112,508
Exactech, Inc.*	8,340	190,903
Greatbatch, Inc.*	6,869	292,688
ICU Medical, Inc.*(a)	8,408	539,626
Integra LifeSciences Holdings Corp.*(a)	4,283	212,608
Masimo Corp.*(a)	30,971	659,063
Medical Action Industries, Inc.*(a)	4,302	59,282
Meridian Bioscience, Inc.(a)	20,799	367,934
Merit Medical Systems, Inc.*(a)	11,375	135,135
Natus Medical, Inc.*	11,712	345,621
NuVasive, Inc.*(a)	4,505	157,089
PhotoMedex, Inc.*(a)	23,182	143,728
Quidel Corp.*(a)	7,753	208,323
SurModics, Inc.*(a)	7,811	141,848
Utah Medical Products, Inc.(a)	2,726	132,920
Vascular Solutions, Inc.*(a)	7,224	178,433

Total Health Care Equipment & Supplies		6,296,530
Health Care Providers & Services – 3.6%
Addus HomeCare Corp.*(a)	6,885	134,946
Almost Family, Inc.*(a)	5,366	145,794
Amedisys, Inc.*(a)	20,563	414,756
AMN Healthcare Services, Inc.*(a)	31,919	501,128
Amsurg Corp.*(a)	20,196	1,010,810
Bio-Reference Laboratories, Inc.*(a)	24,258	680,679
Chemed Corp.(a)	17,987	1,850,862
Corvel Corp.*	9,155	311,728
Ensign Group, Inc. (The)(a)	4,422	153,886
Five Star Quality Care, Inc.*	24,155	91,064
Hanger, Inc.*(a)	24,369	500,052
IPC The Hospitalist Co., Inc.*(a)	8,944	400,602
Landauer, Inc.	3,835	126,593
LHC Group, Inc.*(a)	14,740	341,968
Magellan Health, Inc.*(a)	34,939	1,912,211
Molina Healthcare, Inc.*(a)	33,966	1,436,762
National Research Corp. Class B(a)	3,448	127,921
PharMerica Corp.*(a)	24,560	600,001
Providence Service Corp. (The)*(a)	9,891	478,527
Select Medical Holdings Corp.(a)	161,719	1,945,480
Triple-S Management Corp. Class B*(a)	36,815	732,619
Investments	Shares	Value

U.S. Physical Therapy, Inc.(a)	7,183	$254,206
Universal American Corp.(a)	7,687	61,803

Total Health Care Providers & Services		14,214,398
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.(a)	7,124	409,559
HealthStream, Inc.*	3,514	84,371
MedAssets, Inc.*(a)	4,054	83,999
Omnicell, Inc.*	12,626	345,069
Quality Systems, Inc.	33,686	463,856

Total Health Care Technology		1,386,854
Hotels, Restaurants & Leisure – 2.7%
Biglari Holdings, Inc.*	410	139,302
BJ’s Restaurants, Inc.*(a)	12,893	464,019
Bob Evans Farms, Inc.(a)	20,894	989,122
Bravo Brio Restaurant Group, Inc.*(a)	12,796	165,964
Churchill Downs, Inc.	9,274	904,215
Chuy’s Holdings, Inc.*(a)	4,474	140,439
Del Frisco’s Restaurant Group, Inc.*	9,420	180,299
DineEquity, Inc.	10,275	838,337
Einstein Noah Restaurant Group, Inc.	11,421	230,247
Fiesta Restaurant Group, Inc.*(a)	4,788	237,868
International Speedway Corp. Class A(a)	21,040	665,705
Interval Leisure Group, Inc.(a)	35,061	667,912
Kona Grill, Inc.*	3,149	62,130
Krispy Kreme Doughnuts, Inc.*(a)	16,177	277,597
Marcus Corp. (The)	22,227	351,187
Monarch Casino & Resort, Inc.*	12,302	146,517
Multimedia Games Holding Co., Inc.*(a)	16,011	576,556
Nathan’s Famous, Inc.*(a)	1,694	114,667
Noodles & Co.*(a)	1,962	37,651
Penn National Gaming, Inc.*(a)	135,840	1,522,766
Popeyes Louisiana Kitchen, Inc.*	12,788	517,914
Red Robin Gourmet Burgers, Inc.*(a)	5,960	339,124
Ruth’s Hospitality Group, Inc.(a)	20,920	230,957
Sonic Corp.*(a)	23,804	532,257
Speedway Motorsports, Inc.(a)	14,162	241,604
Town Sports International Holdings, Inc.(a)	11,528	77,238

Total Hotels, Restaurants & Leisure		10,651,594
Household Durables – 2.8%
Bassett Furniture Industries, Inc.	14,989	204,750
Cavco Industries, Inc.*(a)	1,725	117,300
CSS Industries, Inc.(a)	8,818	213,837
Dixie Group, Inc. (The)*(a)	3,103	26,903
Ethan Allen Interiors, Inc.(a)	14,703	335,228
Flexsteel Industries, Inc.(a)	7,141	240,866
Hooker Furniture Corp.	7,219	109,801
iRobot Corp.*(a)	6,977	212,450
KB Home(a)	16,216	242,267
La-Z-Boy, Inc.	27,350	541,257
Libbey, Inc.*(a)	16,217	425,858
Lifetime Brands, Inc.(a)	9,108	139,443
M/I Homes, Inc.*(a)	80,946	1,604,350
MDC Holdings, Inc.(a)	142,847	3,616,886

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Meritage Homes Corp.*(a)	54,283	$1,927,046
NACCO Industries, Inc. Class A(a)	6,258	311,210
Skullcandy, Inc.*(a)	13,805	107,541
TRI Pointe Homes, Inc.*(a)	9,894	128,028
Universal Electronics, Inc.*	7,456	368,103
William Lyon Homes Class A*(a)	6,219	137,440
ZAGG, Inc.*(a)	24,628	137,424

Total Household Durables		11,147,988
Household Products – 0.2%
Central Garden and Pet Co. Class A*(a)	23,295	187,292
Oil-Dri Corp. of America(a)	5,320	138,692
Orchids Paper Products Co.(a)	5,426	133,263
WD-40 Co.(a)	7,328	498,011

Total Household Products		957,258
Industrial Conglomerates – 0.1%
Raven Industries, Inc.(a)	14,837	362,023
Insurance – 3.2%
American Equity Investment Life Holding Co.(a)	130,314	2,981,584
AMERISAFE, Inc.(a)	11,986	468,772
Baldwin & Lyons, Inc. Class B	12,135	299,735
Citizens, Inc.*(a)	6,197	40,033
eHealth, Inc.*	2,075	50,070
EMC Insurance Group, Inc.(a)	9,745	281,436
Employers Holdings, Inc.	61,856	1,190,728
HCI Group, Inc.(a)	17,243	620,576
Horace Mann Educators Corp.(a)	42,483	1,211,190
Infinity Property & Casualty Corp.(a)	3,019	193,246
Investors Title Co.(a)	2,590	189,588
National Interstate Corp.(a)	9,648	269,179
Navigators Group, Inc. (The)*	12,617	775,945
Safety Insurance Group, Inc.(a)	12,806	690,371
Selective Insurance Group, Inc.(a)	34,719	768,679
Stewart Information Services Corp.(a)	47,747	1,401,374
United Fire Group, Inc.(a)	21,319	592,029
Universal Insurance Holdings, Inc.(a)	46,355	599,370

Total Insurance		12,623,905
Internet & Catalog Retail – 0.2%
1-800-Flowers.com, Inc. Class A*(a)	43,029	309,378
Blue Nile, Inc.*(a)	3,005	85,793
Nutrisystem, Inc.(a)	4,160	63,939
Overstock.com, Inc.*(a)	11,246	189,608
PetMed Express, Inc.(a)	16,067	218,511

Total Internet & Catalog Retail		867,229
Internet Software & Services – 1.3%
Blucora, Inc.*(a)	14,655	223,342
Constant Contact, Inc.*(a)	4,675	126,880
Conversant, Inc.*(a)	54,504	1,866,762
Dice Holdings, Inc.*(a)	60,259	504,970
Envestnet, Inc.*(a)	1,328	59,760
Liquidity Services, Inc.*(a)	25,843	355,341
Monster Worldwide, Inc.*(a)	39,646	218,053
Move, Inc.*(a)	2,601	54,517
NIC, Inc.	19,963	343,763
Investments	Shares	Value

Perficient, Inc.*	12,614	$189,084
Reis, Inc.(a)	6,670	157,345
SPS Commerce, Inc.*(a)	253	13,447
Stamps.com, Inc.*	11,253	357,395
Support.com, Inc.*	30,332	65,517
Travelzoo, Inc.*(a)	11,412	176,886
United Online, Inc.	19,188	210,109
XO Group, Inc.*(a)	11,175	125,272
Xoom Corp.*(a)	1,697	37,249
Zix Corp.*(a)	30,884	105,623

Total Internet Software & Services		5,191,315
IT Services – 2.9%
Blackhawk Network Holdings, Inc.*(a)	23,367	757,091
CACI International, Inc. Class A*	28,834	2,054,999
Cass Information Systems, Inc.(a)	5,146	213,044
Computer Task Group, Inc.(a)	12,400	137,640
CSG Systems International, Inc.(a)	27,321	717,996
Datalink Corp.*(a)	10,822	115,038
EPAM Systems, Inc.*(a)	23,074	1,010,410
ExlService Holdings, Inc.*(a)	22,909	559,209
Forrester Research, Inc.(a)	5,334	196,611
Global Cash Access Holdings, Inc.*	33,721	227,617
Hackett Group, Inc. (The)(a)	32,660	194,654
Heartland Payment Systems, Inc.(a)	21,257	1,014,384
Higher One Holdings, Inc.*(a)	27,491	67,903
Lionbridge Technologies, Inc.*(a)	21,900	98,550
ManTech International Corp. Class A(a)	38,370	1,034,071
MoneyGram International, Inc.*(a)	32,347	405,631
PRGX Global, Inc.*(a)	15,087	88,410
Sykes Enterprises, Inc.*(a)	25,532	510,129
TeleTech Holdings, Inc.*(a)	39,860	979,759
Unisys Corp.*(a)	27,809	651,009
Virtusa Corp.*(a)	11,941	424,622

Total IT Services		11,458,777
Leisure Products – 1.0%
Arctic Cat, Inc.(a)	10,567	367,943
Johnson Outdoors, Inc. Class A(a)	7,495	194,121
LeapFrog Enterprises, Inc.*(a)	141,434	847,190
Nautilus, Inc.*	50,155	600,355
Smith & Wesson Holding Corp.*(a)	95,032	897,102
Sturm Ruger & Co., Inc.(a)	19,741	961,189

Total Leisure Products		3,867,900
Life Sciences Tools & Services – 0.3%
Albany Molecular Research, Inc.*(a)	15,443	340,827
Cambrex Corp.*	49,070	916,628
Luminex Corp.*(a)	1,859	36,250

Total Life Sciences Tools & Services		1,293,705
Machinery – 5.3%
Alamo Group, Inc.(a)	8,906	365,146
Albany International Corp. Class A	29,759	1,012,996
Altra Industrial Motion Corp.(a)	11,713	341,551
American Railcar Industries, Inc.(a)	26,640	1,969,229

See Notes to Financial Statements.

70	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Astec Industries, Inc.(a)	13,469	$491,214
Blount International, Inc.*(a)	36,632	554,242
Briggs & Stratton Corp.(a)	22,830	411,397
CIRCOR International, Inc.	8,267	556,617
Columbus McKinnon Corp.(a)	21,439	471,444
Douglas Dynamics, Inc.(a)	1,701	33,169
Dynamic Materials Corp.(a)	6,458	123,025
EnPro Industries, Inc.*(a)	7,671	464,326
ESCO Technologies, Inc.(a)	12,696	441,567
Federal Signal Corp.	133,225	1,763,899
Global Brass & Copper Holdings, Inc.(a)	3,161	46,372
Gorman-Rupp Co. (The)(a)	12,726	382,289
Graham Corp.(a)	4,715	135,556
Greenbrier Cos., Inc. (The)(a)	20,914	1,534,669
Hardinge, Inc.(a)	9,697	106,085
Hurco Cos., Inc.(a)	5,709	215,001
Hyster-Yale Materials Handling, Inc.(a)	17,713	1,268,605
John Bean Technologies Corp.(a)	19,008	534,695
Kadant, Inc.	9,058	353,715
L.B. Foster Co. Class A(a)	8,630	396,462
Lindsay Corp.(a)	11,856	886,236
Lydall, Inc.*(a)	14,085	380,436
Miller Industries, Inc.(a)	6,553	110,746
Mueller Water Products, Inc. Class A	54,992	455,334
NN, Inc.(a)	14,523	388,055
RBC Bearings, Inc.(a)	10,694	606,350
Standex International Corp.(a)	9,540	707,296
Sun Hydraulics Corp.(a)	12,409	466,454
Tennant Co.(a)	9,233	619,442
Titan International, Inc.(a)	7,707	91,097
TriMas Corp.*(a)	18,991	462,051
Twin Disc, Inc.(a)	1,514	40,817
Wabash National Corp.*(a)	131,183	1,747,357

Total Machinery		20,934,942
Marine – 0.2%
International Shipholding Corp.	1,304	23,328
Matson, Inc.(a)	35,632	891,869

Total Marine		915,197
Media – 1.5%
Carmike Cinemas, Inc.*	50,762	1,572,607
Entercom Communications Corp. Class A*(a)	18,720	150,321
EW Scripps Co. Class A*(a)	15,096	246,216
Gray Television, Inc.*(a)	12,065	95,072
Harte-Hanks, Inc.(a)	65,559	417,611
Journal Communications, Inc. Class A*(a)	42,656	359,590
Lee Enterprises, Inc.*(a)	15,813	53,448
National CineMedia, Inc.(a)	15,843	229,882
Nexstar Broadcasting Group, Inc. Class A(a)	44,507	1,798,973
Saga Communications, Inc. Class A	2,736	91,875
Scholastic Corp.(a)	18,125	585,800
World Wrestling Entertainment, Inc. Class A(a)	10,824	149,046

Total Media		5,750,441
Investments	Shares	Value

Metals & Mining – 0.9%
Allied Nevada Gold Corp.*(a)	143,495	$474,968
Ampco-Pittsburgh Corp.(a)	5,166	103,320
Gold Resource Corp.(a)	39,021	199,788
Haynes International, Inc.(a)	6,843	314,710
Kaiser Aluminum Corp.(a)	15,233	1,161,059
Materion Corp.(a)	12,061	369,911
Olympic Steel, Inc.(a)	2,011	41,366
RTI International Metals, Inc.*(a)	13,698	337,793
SunCoke Energy, Inc.*(a)	24,036	539,608

Total Metals & Mining		3,542,523
Multi-Utilities – 0.4%
Avista Corp.(a)	52,305	1,596,872
Multiline Retail – 0.1%
Bon-Ton Stores, Inc. (The)(a)	7,801	65,216
Fred’s, Inc. Class A(a)	23,107	323,498
Gordmans Stores, Inc.(a)	27,932	95,528

Total Multiline Retail		484,242
Oil, Gas & Consumable Fuels – 3.6%
Alon USA Energy, Inc.(a)	46,258	664,265
Approach Resources, Inc.*(a)	5,460	79,170
Cloud Peak Energy, Inc.*(a)	52,960	668,355
Contango Oil & Gas Co.*(a)	5,393	179,263
Evolution Petroleum Corp.	6,834	62,736
Gastar Exploration, Inc.*(a)	94,789	556,411
Green Plains, Inc.(a)	40,989	1,532,579
Harvest Natural Resources, Inc.*(a)	34,802	127,723
Matador Resources Co.*(a)	6,533	168,878
Northern Oil and Gas, Inc.*(a)	51,767	736,127
Panhandle Oil and Gas, Inc. Class A(a)	3,642	217,427
PBF Energy, Inc. Class A(a)	122,712	2,945,088
Renewable Energy Group, Inc.*(a)	190,033	1,928,835
Resolute Energy Corp.*(a)	3,265	20,472
REX American Resources Corp.*	1,463	106,623
Rex Energy Corp.*(a)	7,535	95,469
Stone Energy Corp.*(a)	66,287	2,078,760
Swift Energy Co.*(a)	35,268	338,573
Synergy Resources Corp.*(a)	15,740	191,871
Triangle Petroleum Corp.*(a)	1,394	15,348
W&T Offshore, Inc.(a)	72,351	795,861
Warren Resources, Inc.*(a)	132,599	702,775

Total Oil, Gas & Consumable Fuels		14,212,609
Paper & Forest Products – 1.3%
Boise Cascade Co.*	53,279	1,605,829
Clearwater Paper Corp.*	11,436	687,418
Deltic Timber Corp.(a)	5,462	340,392
Neenah Paper, Inc.(a)	14,359	767,919
PH Glatfelter Co.(a)	26,350	578,383
Schweitzer-Mauduit International, Inc.	30,548	1,261,938

Total Paper & Forest Products		5,241,879
Personal Products – 1.0%
Elizabeth Arden, Inc.*(a)	16,041	268,526
Inter Parfums, Inc.(a)	44,401	1,221,028

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	71

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Medifast, Inc.*(a)	11,047	$362,673
Nutraceutical International Corp.*	7,944	166,109
Revlon, Inc. Class A*(a)	22,558	714,863
USANA Health Sciences, Inc.*(a)	14,065	1,036,028

Total Personal Products		3,769,227
Pharmaceuticals – 0.8%
Auxilium Pharmaceuticals, Inc.*(a)	75,368	2,249,735
Impax Laboratories, Inc.*(a)	9,420	223,348
Lannett Co., Inc.*(a)	1,686	77,016
Sagent Pharmaceuticals, Inc.*(a)	10,334	321,387
Sciclone Pharmaceuticals, Inc.*(a)	31,008	213,645
Sucampo Pharmaceuticals, Inc. Class A*(a)	27,539	179,004

Total Pharmaceuticals		3,264,135
Professional Services – 1.9%
Barrett Business Services, Inc.(a)	2,967	117,167
CBIZ, Inc.*(a)	42,748	336,427
CDI Corp.	12,735	184,912
CRA International, Inc.*	8,414	213,968
Exponent, Inc.(a)	6,872	487,087
Franklin Covey Co.*(a)	10,400	203,736
GP Strategies Corp.*	10,918	313,565
Heidrick & Struggles International, Inc.	3,014	61,908
Huron Consulting Group, Inc.*	14,052	856,751
ICF International, Inc.*(a)	16,190	498,490
Insperity, Inc.(a)	16,418	448,868
Kelly Services, Inc. Class A(a)	29,821	467,295
Kforce, Inc.	18,897	369,814
Korn/Ferry International*	14,641	364,561
Mistras Group, Inc.*	15,666	319,586
Navigant Consulting, Inc.*(a)	39,448	548,722
Resources Connection, Inc.(a)	19,857	276,807
RPX Corp.*(a)	36,747	504,536
TrueBlue, Inc.*	21,432	541,372
VSE Corp.(a)	4,569	223,972

Total Professional Services		7,339,544
Real Estate Investment Trusts (REITs) – 2.6%
Acadia Realty Trust(a)	17,421	480,471
Agree Realty Corp.	8,598	235,413
Alexander’s, Inc.(a)	1,648	616,204
American Assets Trust, Inc.	6,063	199,897
AmREIT, Inc.(a)	4,374	100,471
Armada Hoffler Properties, Inc.(a)	11,354	103,094
Associated Estates Realty Corp.(a)	5,700	99,807
Aviv REIT, Inc.(a)	4,422	116,520
Campus Crest Communities, Inc.(a)	12,019	76,922
CareTrust REIT, Inc.*(a)	4,422	63,235
Cedar Realty Trust, Inc.(a)	29,893	176,369
Chatham Lodging Trust(a)	249	5,747
Chesapeake Lodging Trust(a)	19,073	555,978
CoreSite Realty Corp.(a)	4,233	139,139
DuPont Fabros Technology, Inc.(a)	9,177	248,146
Education Realty Trust, Inc.(a)	4,484	46,096
Franklin Street Properties Corp.	21,772	244,282
Investments	Shares	Value

Getty Realty Corp.(a)	16,714	$284,138
Government Properties Income Trust(a)	31,245	684,578
Hersha Hospitality Trust(a)	17,652	112,443
Inland Real Estate Corp.(a)	141,102	1,398,321
Investors Real Estate Trust	10,626	81,820
LTC Properties, Inc.(a)	18,769	692,388
Monmouth Real Estate Investment Corp. Class A	16,677	168,771
One Liberty Properties, Inc.(a)	7,174	145,130
Potlatch Corp.(a)	22,370	899,498
Ramco-Gershenson Properties Trust	7,354	119,502
Retail Opportunity Investments Corp.(a)	9,479	139,341
Sabra Health Care REIT, Inc.	10,421	253,439
Saul Centers, Inc.	2,185	102,127
Select Income REIT	43,969	1,057,454
Sun Communities, Inc.(a)	3,127	157,913
UMH Properties, Inc.(a)	1,950	18,525
Universal Health Realty Income Trust(a)	4,639	193,354
Urstadt Biddle Properties, Inc. Class A(a)	4,587	93,116
Washington Real Estate Investment Trust(a)	2,584	65,582
Whitestone REIT(a)	1,484	20,687
Winthrop Realty Trust	14,932	225,025

Total Real Estate Investment Trusts (REITs)		10,420,943
Real Estate Management & Development – 0.1%
Consolidated-Tomoka Land Co.(a)	542	26,596
Forestar Group, Inc.*(a)	18,962	336,007
Tejon Ranch Co.*(a)	2,205	61,828

Total Real Estate Management & Development		424,431
Road & Rail – 1.2%
Celadon Group, Inc.(a)	17,525	340,861
Heartland Express, Inc.(a)	37,497	898,428
Knight Transportation, Inc.(a)	46,851	1,283,249
Marten Transport Ltd.(a)	22,139	394,296
Quality Distribution, Inc.*	15,780	201,668
Roadrunner Transportation Systems, Inc.*	26,059	593,885
Saia, Inc.*(a)	17,409	862,790

Total Road & Rail		4,575,177
Semiconductors & Semiconductor Equipment – 3.8%
Advanced Energy Industries, Inc.*(a)	2,091	39,290
Amkor Technology, Inc.*	259,850	2,185,338
Audience, Inc.*(a)	9,788	72,431
Brooks Automation, Inc.(a)	4,182	43,953
Cabot Microelectronics Corp.*(a)	16,161	669,873
Ceva, Inc.*(a)	5,777	77,643
Cirrus Logic, Inc.*(a)	103,244	2,152,637
Diodes, Inc.*	13,651	326,532
DSP Group, Inc.*(a)	1,772	15,718
Entegris, Inc.*(a)	81,212	933,938
Exar Corp.*(a)	11,520	103,104
GSI Technology, Inc.*(a)	3,384	18,307
Integrated Device Technology, Inc.*(a)	11,958	190,730
Integrated Silicon Solution, Inc.	12,453	171,104
IXYS Corp.(a)	4,752	49,896

See Notes to Financial Statements.

72	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

Lattice Semiconductor Corp.*(a)	22,515	$168,863
M/A-COM Technology Solutions Holdings, Inc.*(a)	14,376	313,972
Micrel, Inc.(a)	15,331	184,432
MKS Instruments, Inc.(a)	8,723	291,174
Monolithic Power Systems, Inc.(a)	6,697	295,003
OmniVision Technologies, Inc.*	53,386	1,412,594
PDF Solutions, Inc.*(a)	21,784	274,696
Peregrine Semiconductor Corp.*(a)	14,852	183,719
Photronics, Inc.*(a)	25,531	205,525
Power Integrations, Inc.	12,933	697,218
Rudolph Technologies, Inc.*(a)	37,907	343,058
Silicon Image, Inc.*(a)	30,943	155,953
Silicon Laboratories, Inc.*(a)	17,813	723,920
Synaptics, Inc.*(a)	35,186	2,575,615
Ultra Clean Holdings, Inc.*	4,509	40,356
Ultratech, Inc.*(a)	9,832	223,678

Total Semiconductors & Semiconductor Equipment		15,140,270
Software – 2.0%
Actuate Corp.*(a)	12,677	49,440
American Software, Inc. Class A(a)	12,985	114,528
Aware, Inc.	12,839	47,376
Blackbaud, Inc.(a)	8,492	333,651
Digimarc Corp.(a)	1,587	32,867
Document Security Systems, Inc.*(a)	41,580	35,343
Ebix, Inc.(a)	60,484	857,663
Ellie Mae, Inc.*(a)	7,547	246,032
EnerNOC, Inc.*(a)	12,969	219,954
Epiq Systems, Inc.(a)	14,231	249,896
ePlus, Inc.*(a)	8,081	452,940
Interactive Intelligence Group, Inc.*(a)	1,641	68,594
MicroStrategy, Inc. Class A*	2,102	275,026
Monotype Imaging Holdings, Inc.(a)	13,826	391,552
NetScout Systems, Inc.*(a)	19,757	904,871
Progress Software Corp.*	20,137	481,476
PROS Holdings, Inc.*(a)	1,877	47,300
Qualys, Inc.*(a)	1,436	38,198
Seachange International, Inc.*(a)	6,146	42,776
Synchronoss Technologies, Inc.*(a)	6,542	299,493
Tangoe, Inc.*(a)	3,987	54,024
TeleCommunication Systems, Inc. Class A*(a)	41,919	116,954
Telenav, Inc.*(a)	9,123	61,124
TiVo, Inc.*(a)	201,676	2,580,444

Total Software		8,001,522
Specialty Retail – 4.2%
America’s Car-Mart, Inc.*(a)	10,034	397,246
ANN, Inc.*	37,199	1,529,995
Asbury Automotive Group, Inc.*(a)	25,221	1,624,737
Big 5 Sporting Goods Corp.(a)	20,487	191,963
Brown Shoe Co., Inc.(a)	23,028	624,750
Cato Corp. (The) Class A(a)	25,591	881,866
Children’s Place, Inc. (The)(a)	14,242	678,774
Destination Maternity Corp.	10,877	167,941
Finish Line, Inc. (The) Class A(a)	34,235	856,902
Investments	Shares	Value

Francesca’s Holdings Corp.*(a)	38,522	$536,611
Group 1 Automotive, Inc.(a)	19,538	1,420,608
Haverty Furniture Cos., Inc.(a)	13,481	293,751
hhgregg, Inc.*(a)	27,952	176,377
Hibbett Sports, Inc.*(a)	15,593	664,729
Kirkland’s, Inc.*(a)	9,525	153,448
MarineMax, Inc.*(a)	2,693	45,377
Mattress Firm Holding Corp.*(a)	15,294	918,558
Monro Muffler Brake, Inc.(a)	12,052	584,883
New York & Co., Inc.*(a)	16,262	49,274
Pep Boys-Manny Moe & Jack (The)*(a)	6,343	56,516
Select Comfort Corp.*(a)	42,753	894,393
Shoe Carnival, Inc.(a)	14,394	256,357
Sonic Automotive, Inc. Class A(a)	47,418	1,162,215
Stage Stores, Inc.(a)	17,199	294,275
Stein Mart, Inc.(a)	31,963	369,173
Tilly’s, Inc. Class A*(a)	17,887	134,510
Vitamin Shoppe, Inc.*(a)	17,411	772,874
West Marine, Inc.*(a)	9,293	83,637
Winmark Corp.(a)	2,557	187,939
Zumiez, Inc.*(a)	23,856	670,354

Total Specialty Retail		16,680,033
Technology Hardware, Storage & Peripherals – 0.3%
Immersion Corp.*(a)	4,664	40,017
QLogic Corp.*	62,620	573,599
Super Micro Computer, Inc.*(a)	22,920	674,307

Total Technology Hardware, Storage & Peripherals		1,287,923
Textiles, Apparel & Luxury Goods – 1.3%
Charles & Colvard Ltd.*(a)	6,737	14,282
Crocs, Inc.*	84,644	1,064,822
Culp, Inc.(a)	8,728	158,413
Delta Apparel, Inc.*(a)	4,489	40,805
G-III Apparel Group Ltd.*(a)	12,456	1,032,104
Movado Group, Inc.(a)	15,922	526,381
Oxford Industries, Inc.	7,207	439,555
Perry Ellis International, Inc.*(a)	6,036	122,833
Rocky Brands, Inc.(a)	8,321	117,243
Tumi Holdings, Inc.*(a)	30,288	616,361
Unifi, Inc.*	11,837	306,578
Vera Bradley, Inc.*(a)	39,692	820,831

Total Textiles, Apparel & Luxury Goods		5,260,208
Thrifts & Mortgage Finance – 2.5%
Astoria Financial Corp.(a)	61,596	763,175
Bank Mutual Corp.(a)	23,496	150,609
Beneficial Mutual Bancorp, Inc.*	17,204	219,867
Berkshire Hills Bancorp, Inc.	20,532	482,297
BofI Holding, Inc.*(a)	7,349	534,346
Brookline Bancorp, Inc.(a)	59,434	508,161
Dime Community Bancshares, Inc.(a)	27,165	391,176
First Defiance Financial Corp.(a)	11,018	297,596
First Financial Northwest, Inc.	23,171	236,576
Fox Chase Bancorp, Inc.	4,380	71,438
Franklin Financial Corp.*(a)	6,533	121,579
Heritage Financial Group, Inc.	5,055	102,061

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2014

Investments	Shares	Value

HomeStreet, Inc.(a)	18,758	$320,574
Kearny Financial Corp.*(a)	10,093	134,540
Meridian Bancorp, Inc.*(a)	17,456	184,335
Meta Financial Group, Inc.	4,282	150,983
Northfield Bancorp, Inc.(a)	19,123	260,455
Northwest Bancshares, Inc.(a)	60,670	734,107
OceanFirst Financial Corp.(a)	14,208	226,049
Oritani Financial Corp.	35,757	503,816
PennyMac Financial Services, Inc. Class A*(a)	6,502	95,254
Provident Financial Holdings, Inc.	16,747	244,339
Provident Financial Services, Inc.	50,441	825,719
Territorial Bancorp, Inc.	9,099	184,619
Tree.com, Inc.*(a)	219	7,860
TrustCo Bank Corp.(a)	73,979	476,425
United Community Financial Corp.(a)	21,199	99,211
United Financial Bancorp, Inc.(a)	24,311	308,507
Walker & Dunlop, Inc.*(a)	35,891	476,991
Westfield Financial, Inc.	11,273	79,587
WSFS Financial Corp.(a)	7,208	516,165

Total Thrifts & Mortgage Finance		9,708,417
Tobacco – 0.2%
Universal Corp.(a)	21,615	959,490
Trading Companies & Distributors – 1.2%
Aceto Corp.(a)	19,078	368,587
CAI International, Inc.*(a)	35,053	678,275
DXP Enterprises, Inc.*(a)	7,448	548,769
H&E Equipment Services, Inc.(a)	19,520	786,266
Houston Wire & Cable Co.(a)	17,384	208,260
Kaman Corp.(a)	21,353	839,173
Rush Enterprises, Inc. Class A*(a)	23,486	785,607
Titan Machinery, Inc.*(a)	28,996	376,658

Total Trading Companies & Distributors		4,591,595
Water Utilities – 0.7%
American States Water Co.(a)	29,496	897,268
Artesian Resources Corp. Class A(a)	4,846	97,598
California Water Service Group(a)	35,583	798,483
Connecticut Water Service, Inc.(a)	7,483	243,197
Middlesex Water Co.(a)	12,163	238,395
SJW Corp.(a)	12,234	328,728
York Water Co.(a)	5,984	119,680

Total Water Utilities		2,723,349
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*(a)	1,994	14,217
NTELOS Holdings Corp.(a)	17,787	189,254
Shenandoah Telecommunications Co.(a)	20,216	501,559
Spok Holdings, Inc.(a)	22,013	286,389

Total Wireless Telecommunication Services		991,419
TOTAL COMMON STOCKS (Cost: $385,963,662)		395,042,332

EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree MidCap Earnings Fund(b) (Cost: $427,568)	5,132	$449,204
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.5%
United States – 30.5%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $120,607,849)(d)	120,607,849	120,607,849
TOTAL INVESTMENTS IN SECURITIES – 130.4% (Cost: $506,999,079)		516,099,385
Liabilities in Excess of Cash and Other Assets – (30.4)%		(120,287,003)

NET ASSETS – 100.0%		$395,812,382
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $120,711,354 and the total market value of the collateral held by the Fund was $123,923,521. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,315,672.

See Notes to Financial Statements.

74	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 2.6%
Alliant Techsystems, Inc.	465	$59,353
American Science & Engineering, Inc.	1	55
Boeing Co. (The)(a)	14,127	1,799,497
Curtiss-Wright Corp.	3	198
Exelis, Inc.	6,135	101,473
General Dynamics Corp.	11,024	1,401,040
Honeywell International, Inc.	21,005	1,955,986
Huntington Ingalls Industries, Inc.	711	74,093
L-3 Communications Holdings, Inc.	2,224	264,478
Lockheed Martin Corp.	15,450	2,823,951
Northrop Grumman Corp.(a)	6,409	844,450
Raytheon Co.	10,287	1,045,365
Rockwell Collins, Inc.	2,892	227,022
Textron, Inc.	1,188	42,756
United Technologies Corp.	25,727	2,716,771
Vectrus, Inc.*	339	6,611

Total Aerospace & Defense		13,363,099
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.(a)	4,653	308,587
Expeditors International of Washington, Inc.	3,655	148,320
FedEx Corp.	1,878	303,203
United Parcel Service, Inc. Class B	22,464	2,207,987

Total Air Freight & Logistics		2,968,097
Airlines – 0.1%
Alaska Air Group, Inc.	2,002	87,167
Delta Air Lines, Inc.	9,920	358,608
Southwest Airlines Co.	7,635	257,834

Total Airlines		703,609
Auto Components – 0.2%
BorgWarner, Inc.	2,610	137,312
Cooper Tire & Rubber Co.	1,831	52,550
Dana Holding Corp.(a)	2,360	45,241
Gentex Corp.(a)	3,478	93,106
Goodyear Tire & Rubber Co. (The)	2,945	66,513
Johnson Controls, Inc.	13,449	591,756
Lear Corp.	995	85,978

Total Auto Components		1,072,456
Automobiles – 0.4%
Ford Motor Co.	128,759	1,904,346
Harley-Davidson, Inc.	3,483	202,711
Thor Industries, Inc.	1,591	81,936

Total Automobiles		2,188,993
Banks – 5.7%
1st Source Corp.(a)	1,884	53,656
Arrow Financial Corp.	1,639	41,088
Associated Banc-Corp.(a)	4,897	85,306
BancFirst Corp.(a)	1,290	80,702
BancorpSouth, Inc.	9	181
Bank of America Corp.	36,231	617,738
Investments	Shares	Value

Bank of Hawaii Corp.	1,782	$101,235
Bank of the Ozarks, Inc.(a)	1,734	54,656
BankUnited, Inc.	4,020	122,570
BB&T Corp.	22,305	829,969
BOK Financial Corp.(a)	2,266	150,644
Cathay General Bancorp	9	223
Chemical Financial Corp.	1,902	51,145
CIT Group, Inc.	2,008	92,288
Citigroup, Inc.	3,311	171,576
City Holding Co.	1,171	49,334
City National Corp.	1,171	88,610
Comerica, Inc.(a)	3,463	172,665
Commerce Bancshares, Inc.(a)	2,304	102,862
Community Bank System, Inc.(a)	2,174	73,025
Community Trust Bancorp, Inc.	1,585	53,303
Cullen/Frost Bankers, Inc.(a)	1,972	150,878
CVB Financial Corp.	3,399	48,776
East West Bancorp, Inc.	3,133	106,522
Fifth Third Bancorp	27,101	542,562
First Commonwealth Financial Corp.	6	50
First Financial Bancorp	5,078	80,385
First Financial Bankshares, Inc.(a)	2,582	71,754
First Financial Corp.(a)	1,755	54,317
First Horizon National Corp.(a)	5,096	62,579
First Niagara Financial Group, Inc.	14,665	122,159
First Republic Bank	1,847	91,205
FirstMerit Corp.	6,402	112,675
Flushing Financial Corp.(a)	2,152	39,317
FNB Corp.	9,096	109,061
Fulton Financial Corp.	5,951	65,937
Glacier Bancorp, Inc.	2,693	69,641
Hancock Holding Co.	3,196	102,432
Hudson Valley Holding Corp.	1	18
Huntington Bancshares, Inc.	23,018	223,965
Iberiabank Corp.	1,133	70,824
Independent Bank Corp.(a)	1,933	69,047
International Bancshares Corp.	1,748	43,114
JPMorgan Chase & Co.	130,210	7,843,850
KeyCorp	19,137	255,096
M&T Bank Corp.(a)	3,890	479,598
MB Financial, Inc.	2,048	56,689
National Penn Bancshares, Inc.	8,502	82,554
NBT Bancorp, Inc.	3,575	80,509
Old National Bancorp	4,345	56,355
PacWest Bancorp	2,056	84,769
Park National Corp.(a)	1,468	110,717
Penns Woods Bancorp, Inc.(a)	1,165	49,221
PNC Financial Services Group, Inc. (The)	15,950	1,365,001
Prosperity Bancshares, Inc.	1,281	73,235
Regions Financial Corp.	22,099	221,874
Renasant Corp.(a)	1,896	51,287
S&T Bancorp, Inc.(a)	2,291	53,747
Stock Yards Bancorp, Inc.(a)	1,590	47,859
SunTrust Banks, Inc.	7,767	295,379

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Susquehanna Bancshares, Inc.	6,788	$67,880
Synovus Financial Corp.	3,004	71,015
TCF Financial Corp.(a)	3,289	51,078
Tompkins Financial Corp.(a)	1,534	67,619
Trustmark Corp.	2,905	66,917
U.S. Bancorp	54,130	2,264,258
UMB Financial Corp.(a)	1,066	58,150
Umpqua Holdings Corp.	5,180	85,315
United Bankshares, Inc.(a)	3,172	98,110
Univest Corp. of Pennsylvania(a)	3,145	58,969
Valley National Bancorp(a)	17,009	164,817
Washington Trust Bancorp, Inc.(a)	3	99
Webster Financial Corp.	2,519	73,404
Wells Fargo & Co.	183,597	9,523,176
WesBanco, Inc.(a)	2,485	76,016
Westamerica Bancorp(a)	1,021	47,497
Zions Bancorp	1,422	41,323

Total Banks		29,253,377
Beverages – 2.6%
Brown-Forman Corp. Class A	1,914	170,710
Brown-Forman Corp. Class B	1,992	179,718
Coca-Cola Co. (The)	161,287	6,880,504
Coca-Cola Enterprises, Inc.	6,403	284,037
Dr. Pepper Snapple Group, Inc.	8,240	529,914
Molson Coors Brewing Co. Class B	4,945	368,106
PepsiCo, Inc.	56,268	5,237,988

Total Beverages		13,650,977
Biotechnology – 0.5%
Amgen, Inc.	16,321	2,292,448
PDL BioPharma, Inc.(a)	16,770	125,272

Total Biotechnology		2,417,720
Building Products – 0.1%
A.O. Smith Corp.	906	42,836
Fortune Brands Home & Security, Inc.	1,987	81,685
Lennox International, Inc.	1,001	76,947
Masco Corp.(a)	6,646	158,972
Simpson Manufacturing Co., Inc.	1,686	49,147

Total Building Products		409,587
Capital Markets – 1.8%
Ameriprise Financial, Inc.	4,784	590,250
Arlington Asset Investment Corp. Class A(a)	4,496	114,243
Artisan Partners Asset Management, Inc. Class A	1,066	55,485
Bank of New York Mellon Corp. (The)	26,466	1,025,028
BGC Partners, Inc. Class A(a)	23,108	171,693
BlackRock, Inc.	4,754	1,560,833
Charles Schwab Corp. (The)	16,111	473,502
Cohen & Steers, Inc.(a)	1,747	67,155
Eaton Vance Corp.(a)	3,282	123,830
Evercore Partners, Inc. Class A	1,277	60,019
Federated Investors, Inc. Class B(a)	5,076	149,031
Franklin Resources, Inc.(a)	6,015	328,479
FXCM, Inc. Class A	1	16
Investments	Shares	Value

GFI Group, Inc.	15,011	$81,210
Goldman Sachs Group, Inc. (The)	7,412	1,360,621
Greenhill & Co., Inc.(a)	1,541	71,641
Janus Capital Group, Inc.(a)	6,364	92,533
Legg Mason, Inc.(a)	2,058	105,287
LPL Financial Holdings, Inc.	2,165	99,698
Morgan Stanley	16,455	568,849
Northern Trust Corp.	6,255	425,528
Raymond James Financial, Inc.	2,079	111,393
SEI Investments Co.	2,746	99,295
State Street Corp.	8,448	621,857
T. Rowe Price Group, Inc.	6,131	480,671
TD Ameritrade Holding Corp.(a)	11,751	392,131
Waddell & Reed Financial, Inc. Class A	2,069	106,947

Total Capital Markets		9,337,225
Chemicals – 2.5%
A. Schulman, Inc.(a)	1,832	66,245
Air Products & Chemicals, Inc.	7,200	937,296
Airgas, Inc.	1,587	175,602
Albemarle Corp.(a)	1,583	93,239
Ashland, Inc.	1,480	154,068
Axiall Corp.	1,329	47,592
Cabot Corp.	1,742	88,441
Celanese Corp. Series A	2,696	157,770
CF Industries Holdings, Inc.	1,297	362,148
Cytec Industries, Inc.	14	662
Dow Chemical Co. (The)	46,527	2,439,876
E.I. du Pont de Nemours & Co.	34,967	2,509,232
Eastman Chemical Co.	3,354	271,305
Ecolab, Inc.	3,662	420,507
FMC Corp.	1,265	72,345
FutureFuel Corp.	1,358	16,147
H.B. Fuller Co.	6	238
Huntsman Corp.(a)	6,846	177,928
Innophos Holdings, Inc.	1,481	81,588
International Flavors & Fragrances, Inc.	2,063	197,800
Koppers Holdings, Inc.	1,020	33,823
Kronos Worldwide, Inc.(a)	6,460	89,019
Monsanto Co.	10,417	1,172,017
Mosaic Co. (The)	8,632	383,347
NewMarket Corp.(a)	255	97,160
Olin Corp.(a)	3,330	84,083
PolyOne Corp.	1,326	47,179
PPG Industries, Inc.	2,500	491,850
Praxair, Inc.	7,115	917,835
Rockwood Holdings, Inc.	2,505	191,507
RPM International, Inc.	4,287	196,259
Scotts Miracle-Gro Co. (The) Class A	2,425	133,375
Sensient Technologies Corp.	1,406	73,604
Sherwin-Williams Co. (The)	1,477	323,448
Sigma-Aldrich Corp.	1,572	213,808
Valhi, Inc.(a)	6,516	42,550
Valspar Corp. (The)	1,476	116,589

See Notes to Financial Statements.

76	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Westlake Chemical Corp.	1,610	$139,410

Total Chemicals		13,016,892
Commercial Services & Supplies – 0.7%
ABM Industries, Inc.	2,014	51,740
ADT Corp. (The)(a)	3,495	123,933
Brady Corp. Class A	1,755	39,382
Cintas Corp.(a)	2,318	163,628
Courier Corp.	8	99
Covanta Holding Corp.	6,079	128,996
Deluxe Corp.(a)	1,645	90,738
Ennis, Inc.	1,500	19,755
Healthcare Services Group, Inc.(a)	2,897	82,883
Herman Miller, Inc.(a)	1,583	47,253
HNI Corp.(a)	1,868	67,229
Intersections, Inc.(a)	6,363	24,434
KAR Auction Services, Inc.	6,377	182,573
Knoll, Inc.	3,572	61,831
McGrath RentCorp(a)	1,593	54,481
Mobile Mini, Inc.	1,562	54,623
MSA Safety, Inc.(a)	1,279	63,183
NL Industries, Inc.(a)	6,613	48,672
Pitney Bowes, Inc.	9,190	229,658
Quad/Graphics, Inc.	2,718	52,321
R.R. Donnelley & Sons Co.(a)	13,551	223,049
Republic Services, Inc.	14,785	576,911
Rollins, Inc.	2,416	70,740
Steelcase, Inc. Class A	3,224	52,197
U.S. Ecology, Inc.	5	234
United Stationers, Inc.	4	150
Waste Connections, Inc.	1,825	88,549
Waste Management, Inc.	20,278	963,813
West Corp.	3,780	111,359

Total Commercial Services & Supplies		3,674,414
Communications Equipment – 1.9%
Cisco Systems, Inc.	225,731	5,681,649
Comtech Telecommunications Corp.	877	32,581
Harris Corp.	3,481	231,138
InterDigital, Inc.(a)	723	28,790
Motorola Solutions, Inc.	6,400	404,992
Plantronics, Inc.	8	382
QUALCOMM, Inc.	42,567	3,182,735

Total Communications Equipment		9,562,267
Construction & Engineering – 0.1%
Fluor Corp.	1,861	124,296
KBR, Inc.	2,194	41,313
URS Corp.	1,766	101,739

Total Construction & Engineering		267,348
Construction Materials – 0.0%
Eagle Materials, Inc.	7	713
Martin Marietta Materials, Inc.	965	124,427
Vulcan Materials Co.	8	482

Total Construction Materials		125,622
Investments	Shares	Value

Consumer Finance – 0.6%
American Express Co.	15,039	$1,316,514
Capital One Financial Corp.	12,186	994,621
Discover Financial Services	9,142	588,654
Nelnet, Inc. Class A	4	172
SLM Corp.	13,037	111,597

Total Consumer Finance		3,011,558
Containers & Packaging – 0.3%
AptarGroup, Inc.(a)	1,295	78,607
Avery Dennison Corp.	3,073	137,209
Ball Corp.	1,869	118,252
Bemis Co., Inc.(a)	3,623	137,746
Greif, Inc. Class A	606	26,549
Greif, Inc. Class B	2,062	102,069
MeadWestvaco Corp.(a)	6,039	247,237
Packaging Corp. of America	3,304	210,861
Rock-Tenn Co. Class A	2,808	133,605
Sealed Air Corp.	4,350	151,728
Silgan Holdings, Inc.	1,138	53,486
Sonoco Products Co.	3,922	154,095

Total Containers & Packaging		1,551,444
Distributors – 0.1%
Genuine Parts Co.(a)	5,160	452,584
Pool Corp.	1,197	64,542

Total Distributors		517,126
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.(a)	1,337	29,414
DeVry Education Group, Inc.	1,108	47,434
Graham Holdings Co. Class B	160	111,934
H&R Block, Inc.	10,099	313,170
Service Corp. International	4,624	97,751
Sotheby’s(a)	982	35,077

Total Diversified Consumer Services		634,780
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.	1,727	92,438
CME Group, Inc.	9,348	747,419
FNFV Group*	2,424	33,354
Interactive Brokers Group, Inc. Class A	1,115	27,819
Leucadia National Corp.	4,614	109,998
MarketAxess Holdings, Inc.	1	62
McGraw Hill Financial, Inc.	5,481	462,870
Moody’s Corp.	3,785	357,683
NASDAQ OMX Group, Inc. (The)(a)	2,945	124,927

Total Diversified Financial Services		1,956,570
Diversified Telecommunication Services – 4.8%
AT&T, Inc.	360,784	12,714,028
Atlantic Tele-Network, Inc.(a)	445	23,985
CenturyLink, Inc.	51,527	2,106,939
Consolidated Communications Holdings, Inc.(a)	6,257	156,738
Frontier Communications Corp.(a)	108,608	707,038
Verizon Communications, Inc.	164,076	8,202,159

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Windstream Holdings, Inc.	94,679	$1,020,640

Total Diversified Telecommunication Services		24,931,527
Electric Utilities – 3.7%
ALLETE, Inc.(a)	2,779	123,360
American Electric Power Co., Inc.	26,736	1,395,887
Cleco Corp.	2,790	134,339
Duke Energy Corp.	41,479	3,101,385
Edison International	12,018	672,047
El Paso Electric Co.	2,772	101,317
Empire District Electric Co. (The)	4,601	111,114
Entergy Corp.	12,426	960,903
Exelon Corp.	49,060	1,672,455
FirstEnergy Corp.	36,483	1,224,734
Great Plains Energy, Inc.(a)	7,935	191,789
Hawaiian Electric Industries, Inc.(a)	6,752	179,266
IDACORP, Inc.(a)	2,368	126,948
ITC Holdings Corp.	3,894	138,743
MGE Energy, Inc.(a)	2,439	90,877
NextEra Energy, Inc.	18,263	1,714,530
Northeast Utilities	13,787	610,764
OGE Energy Corp.	6,922	256,875
Otter Tail Corp.(a)	3,021	80,570
Pepco Holdings, Inc.	17,507	468,487
Pinnacle West Capital Corp.	5,975	326,474
PNM Resources, Inc.(a)	4,214	104,971
Portland General Electric Co.(a)	4,456	143,127
PPL Corp.	40,711	1,336,949
Southern Co. (The)	56,625	2,471,681
UIL Holdings Corp.(a)	3,453	122,236
Unitil Corp.	2,368	73,621
Westar Energy, Inc.(a)	6,927	236,349
Xcel Energy, Inc.(a)	24,762	752,765

Total Electric Utilities		18,924,563
Electrical Equipment – 0.5%
Acuity Brands, Inc.	468	55,088
AMETEK, Inc.	1,721	86,411
Babcock & Wilcox Co. (The)	2,064	57,152
Emerson Electric Co.	23,725	1,484,711
EnerSys(a)	442	25,919
General Cable Corp.	2,127	32,075
Hubbell, Inc. Class B	1,315	158,497
Regal-Beloit Corp.	919	59,046
Rockwell Automation, Inc.	3,712	407,875

Total Electrical Equipment		2,366,774
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	1,937	193,429
Avnet, Inc.	2,588	107,402
AVX Corp.	6,498	86,293
CDW Corp.	1,892	58,747
Cognex Corp.*	709	28,551
Corning, Inc.	43,757	846,260
Electro Rent Corp.	3,242	44,642
Investments	Shares	Value

FEI Co.	292	$22,023
FLIR Systems, Inc.	2,503	78,444
Jabil Circuit, Inc.	5,843	117,853
Littelfuse, Inc.	612	52,130
MTS Systems Corp.(a)	1,034	70,581
National Instruments Corp.(a)	3,022	93,471

Total Electronic Equipment, Instruments & Components		1,799,826
Energy Equipment & Services – 0.6%
Baker Hughes, Inc.	6,495	422,565
Bristow Group, Inc.(a)	735	49,392
CARBO Ceramics, Inc.(a)	407	24,107
Diamond Offshore Drilling, Inc.(a)	11,070	379,369
Gulfmark Offshore, Inc. Class A(a)	1,063	33,325
Halliburton Co.	13,331	859,983
Helmerich & Payne, Inc.(a)	3,310	323,950
National Oilwell Varco, Inc.	7,386	562,074
Oceaneering International, Inc.	1,611	104,989
Patterson-UTI Energy, Inc.	1,867	60,733
RPC, Inc.	6,345	139,336
Tidewater, Inc.	1,310	51,129

Total Energy Equipment & Services		3,010,952
Food & Staples Retailing – 2.7%
Casey’s General Stores, Inc.	568	40,726
Costco Wholesale Corp.	6,022	754,677
CVS Health Corp.	20,086	1,598,645
Kroger Co. (The)	11,245	584,740
Safeway, Inc.	7,791	267,231
Sysco Corp.	23,276	883,324
Wal-Mart Stores, Inc.	102,442	7,833,740
Walgreen Co.	27,188	1,611,433
Weis Markets, Inc.	1,330	51,910
Whole Foods Market, Inc.(a)	4,031	153,621

Total Food & Staples Retailing		13,780,047
Food Products – 1.8%
Archer-Daniels-Midland Co.	15,364	785,100
B&G Foods, Inc.(a)	2,888	79,564
Campbell Soup Co.(a)	11,663	498,360
ConAgra Foods, Inc.	17,228	569,213
Dean Foods Co.(a)	2,851	37,776
Flowers Foods, Inc.(a)	5,965	109,517
General Mills, Inc.	25,042	1,263,369
Hershey Co. (The)(a)	4,459	425,522
Hormel Foods Corp.	5,478	281,514
Ingredion, Inc.	2,264	171,589
J.M. Smucker Co. (The)	3,183	315,085
Kellogg Co.	13,961	859,998
Kraft Foods Group, Inc.	30,136	1,699,670
Lancaster Colony Corp.(a)	867	73,938
McCormick & Co., Inc. Non-Voting Shares(a)	3,065	205,049
Mead Johnson Nutrition Co.	4,348	418,365
Mondelez International, Inc. Class A	37,309	1,278,393
Pinnacle Foods, Inc.	4,073	132,983

See Notes to Financial Statements.

78	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Sanderson Farms, Inc.(a)	340	$29,903
Snyder’s-Lance, Inc.	2,775	73,538
Tyson Foods, Inc. Class A	2,331	91,772

Total Food Products		9,400,218
Gas Utilities – 0.3%
AGL Resources, Inc.(a)	5,532	284,013
Atmos Energy Corp.(a)	3,626	172,960
Chesapeake Utilities Corp.(a)	1,713	71,364
Laclede Group, Inc. (The)(a)	1,971	91,454
National Fuel Gas Co.(a)	2,307	161,467
New Jersey Resources Corp.(a)	1,985	100,262
Northwest Natural Gas Co.(a)	2,217	93,668
Piedmont Natural Gas Co., Inc.	3,333	111,756
Questar Corp.	7,230	161,157
South Jersey Industries, Inc.(a)	1,567	83,615
Southwest Gas Corp.(a)	1,479	71,850
UGI Corp.	6,035	205,716
WGL Holdings, Inc.(a)	3,075	129,519

Total Gas Utilities		1,738,801
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	46,440	1,931,440
Baxter International, Inc.	20,212	1,450,615
Becton, Dickinson and Co.	4,497	511,804
C.R. Bard, Inc.	607	86,625
CONMED Corp.	1,633	60,160
DENTSPLY International, Inc.	1,012	46,147
Hill-Rom Holdings, Inc.	1,277	52,906
Medtronic, Inc.	25,146	1,557,795
Meridian Bioscience, Inc.(a)	2,733	48,347
ResMed, Inc.(a)	3,866	190,478
St. Jude Medical, Inc.	6,278	377,496
STERIS Corp.	1,161	62,647
Stryker Corp.	6,999	565,169
Teleflex, Inc.	766	80,461
West Pharmaceutical Services, Inc.	978	43,775
Zimmer Holdings, Inc.	1,895	190,542

Total Health Care Equipment & Supplies		7,256,407
Health Care Providers & Services – 1.0%
Aetna, Inc.	5,762	466,722
AmerisourceBergen Corp.	4,110	317,703
Cardinal Health, Inc.	8,061	603,930
HealthSouth Corp.	2,563	94,575
Humana, Inc.	2,193	285,726
Kindred Healthcare, Inc.	2,501	48,519
Landauer, Inc.(a)	1,303	43,012
McKesson Corp.	1,863	362,670
National Healthcare Corp.(a)	1,136	63,059
Omnicare, Inc.	1,262	78,572
Owens & Minor, Inc.(a)	2,215	72,519
Patterson Cos., Inc.(a)	1,906	78,966
Quest Diagnostics, Inc.(a)	3,998	242,599
Select Medical Holdings Corp.	6,248	75,163
UnitedHealth Group, Inc.	20,195	1,741,819
Investments	Shares	Value

WellPoint, Inc.	6,471	$774,061

Total Health Care Providers & Services		5,349,615
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	1,245	71,575
Quality Systems, Inc.	3,194	43,981

Total Health Care Technology		115,556
Hotels, Restaurants & Leisure – 2.0%
Bob Evans Farms, Inc.(a)	1,302	61,637
Brinker International, Inc.	2,063	104,780
Burger King Worldwide, Inc.(a)	5,506	163,308
Cheesecake Factory, Inc. (The)	1,160	52,780
Choice Hotels International, Inc.	1,292	67,184
Cracker Barrel Old Country Store, Inc.(a)	847	87,402
Darden Restaurants, Inc.(a)	6,697	344,628
DineEquity, Inc.	894	72,941
Domino’s Pizza, Inc.	847	65,185
Dunkin’ Brands Group, Inc.(a)	2,200	98,604
International Game Technology	8,194	138,233
Las Vegas Sands Corp.	19,212	1,195,178
Marriott International, Inc. Class A(a)	5,335	372,916
McDonald’s Corp.	43,786	4,151,351
SeaWorld Entertainment, Inc.	3,197	61,478
Six Flags Entertainment Corp.(a)	6,373	219,167
Speedway Motorsports, Inc.(a)	3,217	54,882
Starbucks Corp.	13,254	1,000,147
Starwood Hotels & Resorts Worldwide, Inc.	4,149	345,238
Texas Roadhouse, Inc.	2,344	65,257
Vail Resorts, Inc.	750	65,070
Wendy’s Co. (The)(a)	13,058	107,859
Wyndham Worldwide Corp.	2,664	216,477
Wynn Resorts Ltd.	2,758	515,967
Yum! Brands, Inc.	11,663	839,503

Total Hotels, Restaurants & Leisure		10,467,172
Household Durables – 0.3%
D.R. Horton, Inc.	3,187	65,397
Harman International Industries, Inc.	1,347	132,060
Leggett & Platt, Inc.(a)	6,670	232,916
Lennar Corp. Class A(a)	1,560	60,575
MDC Holdings, Inc.(a)	2,899	73,403
NACCO Industries, Inc. Class A(a)	757	37,646
Newell Rubbermaid, Inc.(a)	7,089	243,933
PulteGroup, Inc.	5,555	98,101
Ryland Group, Inc. (The)(a)	568	18,880
Tupperware Brands Corp.	1,611	111,223
Whirlpool Corp.	1,632	237,701

Total Household Durables		1,311,835
Household Products – 2.5%
Church & Dwight Co., Inc.	2,850	199,956
Clorox Co. (The)(a)	5,102	489,996
Colgate-Palmolive Co.	25,478	1,661,675
Energizer Holdings, Inc.	1,569	193,317
Kimberly-Clark Corp.	15,285	1,644,207

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Procter & Gamble Co. (The)	103,608	$8,676,134
Spectrum Brands Holdings, Inc.	1,052	95,238
WD-40 Co.	750	50,970

Total Household Products		13,011,493
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	13,855	196,464
NRG Energy, Inc.	7,336	223,601

Total Independent Power and Renewable Electricity Producers		420,065
Industrial Conglomerates – 2.3%
3M Co.	16,533	2,342,395
Carlisle Cos., Inc.	1,152	92,598
Danaher Corp.	1,611	122,404
General Electric Co.	365,085	9,353,478
Roper Industries, Inc.	616	90,114

Total Industrial Conglomerates		12,000,989
Insurance – 2.4%
Aflac, Inc.	13,348	777,521
Allstate Corp. (The)	11,032	677,034
American Financial Group, Inc.	1,838	106,402
American International Group, Inc.	15,318	827,478
American National Insurance Co.	1,211	136,116
AmTrust Financial Services, Inc.(a)	1,786	71,119
Arthur J. Gallagher & Co.	5,114	231,971
Assurant, Inc.	1,562	100,437
Baldwin & Lyons, Inc. Class B	2	49
Brown & Brown, Inc.	2,905	93,396
Chubb Corp. (The)	6,039	550,032
Cincinnati Financial Corp.(a)	6,464	304,131
CNA Financial Corp.	6,648	252,823
CNO Financial Group, Inc.	2,644	44,842
Donegal Group, Inc. Class A	1	15
Erie Indemnity Co. Class A	1,625	123,191
First American Financial Corp.(a)	2,298	62,322
FNF Group	7,259	201,365
Hanover Insurance Group, Inc. (The)(a)	1,559	95,754
Hartford Financial Services Group, Inc. (The)	10,201	379,987
HCC Insurance Holdings, Inc.	2,342	113,095
Horace Mann Educators Corp.	2,159	61,553
Infinity Property & Casualty Corp.	781	49,992
Kemper Corp.(a)	2,067	70,588
Lincoln National Corp.	4,458	238,860
Loews Corp.	2,551	106,275
Marsh & McLennan Cos., Inc.	14,932	781,541
Mercury General Corp.(a)	3,640	177,668
MetLife, Inc.	30,923	1,661,184
Old Republic International Corp.	15,035	214,700
Principal Financial Group, Inc.	8,145	427,368
ProAssurance Corp.	1,575	69,410
Progressive Corp. (The)	8,344	210,936
Protective Life Corp.	1,893	131,393
Prudential Financial, Inc.	14,140	1,243,472
Investments	Shares	Value

Reinsurance Group of America, Inc.	1,306	$104,650
RLI Corp.(a)	1,534	66,407
Safety Insurance Group, Inc.	1,609	86,741
Selective Insurance Group, Inc.	2,472	54,730
StanCorp Financial Group, Inc.	1,196	75,563
State Auto Financial Corp.(a)	3,017	61,879
Symetra Financial Corp.(a)	4,640	108,251
Torchmark Corp.(a)	1,536	80,440
Travelers Cos., Inc. (The)	10,569	992,852
United Fire Group, Inc.(a)	1,320	36,656
Universal Insurance Holdings, Inc.	4	52
Unum Group	5,636	193,766
W.R. Berkley Corp.	1,070	51,146

Total Insurance		12,507,153
Internet & Catalog Retail – 0.0%
Expedia, Inc.(a)	1,630	142,820
HSN, Inc.	1,405	86,225
Nutrisystem, Inc.	1,856	28,527

Total Internet & Catalog Retail		257,572
Internet Software & Services – 0.0%
IAC/InterActiveCorp	2,009	132,393
j2 Global, Inc.	1,485	73,300

Total Internet Software & Services		205,693
IT Services – 2.2%
Automatic Data Processing, Inc.	15,461	1,284,500
Booz Allen Hamilton Holding Corp.	4,442	103,943
Broadridge Financial Solutions, Inc.	3,676	153,032
Computer Sciences Corp.	3,032	185,407
DST Systems, Inc.	963	80,815
Fidelity National Information Services, Inc.	6,614	372,368
International Business Machines Corp.	30,349	5,761,151
Jack Henry & Associates, Inc.	1,731	96,347
Leidos Holdings, Inc.	3,415	117,237
MasterCard, Inc. Class A	4,682	346,093
Paychex, Inc.	15,293	675,951
Total System Services, Inc.	3,469	107,400
Visa, Inc. Class A	5,070	1,081,786
Western Union Co. (The)(a)	21,004	336,904
Xerox Corp.	31,894	421,958

Total IT Services		11,124,892
Leisure Products – 0.2%
Brunswick Corp.	1,272	53,602
Hasbro, Inc.(a)	5,353	294,388
Mattel, Inc.	14,044	430,449
Polaris Industries, Inc.	1,173	175,704
Sturm Ruger & Co., Inc.(a)	993	48,349

Total Leisure Products		1,002,492
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	3,745	213,390
PerkinElmer, Inc.	1,436	62,610
Techne Corp.	854	79,892

See Notes to Financial Statements.

80	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Thermo Fisher Scientific, Inc.	2,758	$335,648

Total Life Sciences Tools & Services		691,540
Machinery – 1.7%
AGCO Corp.(a)	906	41,187
Albany International Corp. Class A	3	102
Allison Transmission Holdings, Inc.	3,895	110,969
Barnes Group, Inc.	1,872	56,815
Briggs & Stratton Corp.(a)	2,421	43,626
Caterpillar, Inc.	22,505	2,228,670
CLARCOR, Inc.(a)	1,012	63,837
Crane Co.	1,410	89,126
Cummins, Inc.	4,491	592,722
Deere & Co.(a)	11,647	954,938
Donaldson Co., Inc.	2,283	92,758
Douglas Dynamics, Inc.	1,433	27,944
Dover Corp.	3,716	298,506
Flowserve Corp.	1,537	108,389
Graco, Inc.	1,334	97,355
Harsco Corp.(a)	3,473	74,357
Hillenbrand, Inc.	3,352	103,543
IDEX Corp.	1,480	107,108
Illinois Tool Works, Inc.	12,022	1,014,897
ITT Corp.	1,535	68,983
Joy Global, Inc.(a)	1,865	101,717
Kennametal, Inc.	1,616	66,757
Lincoln Electric Holdings, Inc.	1,561	107,920
Mueller Industries, Inc.	1,420	40,527
Nordson Corp.	842	64,051
Oshkosh Corp.	1,476	65,165
PACCAR, Inc.	6,355	361,441
Pall Corp.	1,755	146,894
Parker-Hannifin Corp.	2,880	328,752
Snap-on, Inc.	1,185	143,480
SPX Corp.	759	71,293
Stanley Black & Decker, Inc.	5,017	445,459
Timken Co. (The)	2,196	93,089
Toro Co. (The)	879	52,063
Trinity Industries, Inc.(a)	2,642	123,434
Valmont Industries, Inc.(a)	251	33,867
Woodward, Inc.(a)	631	30,048
Xylem, Inc.	3,006	106,683

Total Machinery		8,558,472
Marine – 0.0%
International Shipholding Corp.(a)	7	125
Matson, Inc.	2,295	57,444

Total Marine		57,569
Media – 2.2%
Cablevision Systems Corp. Class A(a)	9,813	171,826
CBS Corp. Class A	1,047	56,140
CBS Corp. Class B Non-Voting Shares	5,676	303,666
Cinemark Holdings, Inc.	4,072	138,611
Comcast Corp. Class A	43,178	2,322,113
Comcast Corp. Special Class A	10,463	559,771
Investments	Shares	Value

Gannett Co., Inc.	8,932	$265,012
Interpublic Group of Cos., Inc. (The)	11,251	206,118
John Wiley & Sons, Inc. Class A	1,777	99,708
Meredith Corp.	1,758	75,242
Morningstar, Inc.	393	26,685
National CineMedia, Inc.	5,491	79,674
Omnicom Group, Inc.	7,511	517,207
Regal Entertainment Group Class A(a)	7,048	140,114
Scripps Networks Interactive, Inc. Class A	1,026	80,120
Sinclair Broadcast Group, Inc. Class A(a)	1,913	49,910
Time Warner Cable, Inc.	7,099	1,018,636
Time Warner, Inc.	20,069	1,509,390
Twenty-First Century Fox, Inc. Class A	14,472	496,245
Twenty-First Century Fox, Inc. Class B	8,116	270,344
Viacom, Inc. Class A	1,310	100,883
Viacom, Inc. Class B	7,964	612,750
Walt Disney Co. (The)	24,742	2,202,780
World Wrestling Entertainment, Inc. Class A(a)	1,411	19,430

Total Media		11,322,375
Metals & Mining – 0.9%
Alcoa, Inc.	17,916	288,268
Allegheny Technologies, Inc.	3,217	119,351
Carpenter Technology Corp.	911	41,132
Cliffs Natural Resources, Inc.(a)	5,238	54,370
Commercial Metals Co.	4,615	78,778
Compass Minerals International, Inc.	1,282	108,047
Freeport-McMoRan, Inc.	47,904	1,564,065
Globe Specialty Metals, Inc.	1,178	21,428
Gold Resource Corp.(a)	9,105	46,618
Hecla Mining Co.	5,816	14,424
Kaiser Aluminum Corp.	708	53,964
Newmont Mining Corp.(a)	21,649	499,009
Nucor Corp.	11,670	633,447
Reliance Steel & Aluminum Co.	1,739	118,947
Royal Gold, Inc.(a)	1,437	93,319
Southern Copper Corp.(a)	19,598	581,081
Steel Dynamics, Inc.	7,183	162,408
U.S. Silica Holdings, Inc.	1,437	89,827
United States Steel Corp.	1,722	67,451
Walter Energy, Inc.(a)	1,192	2,789
Worthington Industries, Inc.	1,605	59,738

Total Metals & Mining		4,698,461
Multi-Utilities – 2.1%
Alliant Energy Corp.	5,086	281,815
Ameren Corp.	13,692	524,814
Avista Corp.(a)	4,437	135,462
Black Hills Corp.	2,085	99,830
CenterPoint Energy, Inc.	19,779	483,992
CMS Energy Corp.	12,570	372,826
Consolidated Edison, Inc.(a)	16,295	923,275
Dominion Resources, Inc.	26,051	1,799,864
DTE Energy Co.	8,798	669,352
Integrys Energy Group, Inc.(a)	4,817	312,238

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

MDU Resources Group, Inc.	6,219	$172,950
NiSource, Inc.	12,032	493,071
NorthWestern Corp.(a)	2,205	100,019
PG&E Corp.	25,203	1,135,143
Public Service Enterprise Group, Inc.	28,438	1,059,031
SCANA Corp.(a)	7,865	390,183
Sempra Energy	8,920	939,990
TECO Energy, Inc.(a)	14,077	244,658
Vectren Corp.	4,359	173,924
Wisconsin Energy Corp.(a)	10,218	439,374

Total Multi-Utilities		10,751,811
Multiline Retail – 0.6%
Family Dollar Stores, Inc.	2,421	186,998
Kohl’s Corp.(a)	7,213	440,210
Macy’s, Inc.	9,657	561,844
Nordstrom, Inc.	5,010	342,534
Target Corp.	22,102	1,385,353

Total Multiline Retail		2,916,939
Oil, Gas & Consumable Fuels – 8.9%
Anadarko Petroleum Corp.	6,271	636,130
Apache Corp.	4,816	452,078
Arch Coal, Inc.(a)	11,684	24,770
Cabot Oil & Gas Corp.	1,298	42,432
Chesapeake Energy Corp.	11,537	265,236
Chevron Corp.	82,949	9,897,475
Cimarex Energy Co.	783	99,073
Comstock Resources, Inc.(a)	1,313	24,448
ConocoPhillips(a)	63,309	4,844,405
CONSOL Energy, Inc.(a)	4,219	159,731
CVR Energy, Inc.(a)	8,226	367,949
Delek U.S. Holdings, Inc.	1,414	46,832
Devon Energy Corp.	7,813	532,690
Energen Corp.	917	66,244
EOG Resources, Inc.	3,374	334,093
EQT Corp.	272	24,899
EXCO Resources, Inc.(a)	12,082	40,354
Exxon Mobil Corp.	144,094	13,552,041
Hess Corp.	5,396	508,951
HollyFrontier Corp.	6,423	280,557
Kinder Morgan, Inc.	63,969	2,452,571
Marathon Oil Corp.	19,538	734,433
Marathon Petroleum Corp.	7,619	645,101
Murphy Oil Corp.	4,904	279,087
Noble Energy, Inc.(a)	3,873	264,758
Occidental Petroleum Corp.	28,970	2,785,465
ONEOK, Inc.(a)	6,819	446,985
PBF Energy, Inc. Class A	2,512	60,288
Peabody Energy Corp.(a)	6,523	80,755
Phillips 66	16,880	1,372,513
Pioneer Natural Resources Co.	134	26,394
Range Resources Corp.	560	37,974
SemGroup Corp. Class A	964	80,272
Spectra Energy Corp.	31,458	1,235,041
Investments	Shares	Value

Targa Resources Corp.	1,452	$197,719
Tesoro Corp.(a)	3,074	187,452
Valero Energy Corp.	13,286	614,743
W&T Offshore, Inc.(a)	3,605	39,655
Western Refining, Inc.	2,473	103,841
Williams Cos., Inc. (The)	35,737	1,978,043

Total Oil, Gas & Consumable Fuels		45,823,478
Paper & Forest Products – 0.2%
International Paper Co.	16,160	771,478
PH Glatfelter Co.	1,734	38,061
Schweitzer-Mauduit International, Inc.	1,402	57,917

Total Paper & Forest Products		867,456
Personal Products – 0.1%
Avon Products, Inc.(a)	8,207	103,408
Estee Lauder Cos., Inc. (The) Class A	3,417	255,318
Nu Skin Enterprises, Inc. Class A(a)	756	34,043

Total Personal Products		392,769
Pharmaceuticals – 7.3%
AbbVie, Inc.	61,143	3,531,620
Allergan, Inc.	897	159,836
Bristol-Myers Squibb Co.	57,124	2,923,606
Eli Lilly & Co.	56,686	3,676,087
Johnson & Johnson	105,583	11,254,092
Merck & Co., Inc.	134,648	7,981,934
Pfizer, Inc.	269,505	7,969,263
Zoetis, Inc.	5,298	195,761

Total Pharmaceuticals		37,692,199
Professional Services – 0.1%
Acacia Research Corp.(a)	1,883	29,149
Corporate Executive Board Co. (The)	853	51,240
Dun & Bradstreet Corp. (The)	763	89,630
Equifax, Inc.	2,332	174,294
Insperity, Inc.(a)	778	21,270
Manpowergroup, Inc.	1,274	89,307
Robert Half International, Inc.	3,038	148,862
Towers Watson & Co. Class A(a)	442	43,979

Total Professional Services		647,731
Real Estate Investment Trusts (REITs) – 6.5%
Acadia Realty Trust	3,297	90,931
Agree Realty Corp.	2,644	72,393
Alexander’s, Inc.	253	94,599
Alexandria Real Estate Equities, Inc.	3,958	291,903
American Assets Trust, Inc.	2,280	75,172
American Campus Communities, Inc.	5,612	204,557
American Homes 4 Rent Class A	3,652	61,682
American Realty Capital Properties, Inc.	50,264	606,184
American Tower Corp.	7,143	668,799
Apartment Investment & Management Co. Class A	6,744	214,594
Ashford Hospitality Trust, Inc.	10,029	102,496
Associated Estates Realty Corp.	5,495	96,217
AvalonBay Communities, Inc.	6,051	853,009

See Notes to Financial Statements.

82	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

Aviv REIT, Inc.(a)	4,324	$113,937
BioMed Realty Trust, Inc.(a)	11,702	236,380
Boston Properties, Inc.(a)	4,719	546,271
Brandywine Realty Trust	9,854	138,646
Camden Property Trust	4,492	307,837
Campus Crest Communities, Inc.(a)	9,881	63,238
CBL & Associates Properties, Inc.(a)	11,156	199,692
Cedar Realty Trust, Inc.	7	41
Chambers Street Properties	19,870	149,621
Chesapeake Lodging Trust(a)	4,002	116,658
Corporate Office Properties Trust	5,945	152,905
Corrections Corp. of America	8,255	283,642
Cousins Properties, Inc.	6,097	72,859
Crown Castle International Corp.	8,492	683,861
CubeSmart	6,215	111,746
DCT Industrial Trust, Inc.	18,222	136,847
DDR Corp.(a)	15,862	265,371
DiamondRock Hospitality Co.	8,366	106,081
Digital Realty Trust, Inc.(a)	10,789	673,018
Douglas Emmett, Inc.	5,733	147,166
Duke Realty Corp.	18,667	320,699
DuPont Fabros Technology, Inc.(a)	4,142	112,000
EastGroup Properties, Inc.	1,753	106,214
Education Realty Trust, Inc.	10,288	105,761
EPR Properties	3,908	198,057
Equity Commonwealth	6,422	165,110
Equity Lifestyle Properties, Inc.	3,007	127,377
Equity One, Inc.	6,651	143,861
Equity Residential	13,873	854,299
Essex Property Trust, Inc.(a)	2,322	415,058
Excel Trust, Inc.	7,787	91,653
Extra Space Storage, Inc.	5,597	288,637
Federal Realty Investment Trust(a)	2,597	307,641
First Industrial Realty Trust, Inc.	3,603	60,927
First Potomac Realty Trust	7,382	86,739
Franklin Street Properties Corp.	9,409	105,569
General Growth Properties, Inc.	32,561	766,812
Geo Group, Inc. (The)	6,183	236,314
Getty Realty Corp.(a)	4,443	75,531
Gladstone Commercial Corp.(a)	4,250	72,208
Glimcher Realty Trust	10,160	137,566
Government Properties Income Trust	5,614	123,003
HCP, Inc.	33,109	1,314,758
Health Care REIT, Inc.	20,383	1,271,288
Healthcare Realty Trust, Inc.	6,978	165,239
Healthcare Trust of America, Inc. Class A	13,604	157,806
Hersha Hospitality Trust	14,726	93,805
Highwoods Properties, Inc.	4,829	187,848
Home Properties, Inc.	3,517	204,830
Hospitality Properties Trust	12,692	340,780
Host Hotels & Resorts, Inc.	24,604	524,803
Hudson Pacific Properties, Inc.	3,163	78,000
Inland Real Estate Corp.	11,321	112,191
Investors Real Estate Trust	12,987	100,000
Investments	Shares	Value

Iron Mountain, Inc.(a)	9,125	$297,931
Kilroy Realty Corp.(a)	2,895	172,079
Kimco Realty Corp.	22,554	494,158
Kite Realty Group Trust	2,895	70,175
LaSalle Hotel Properties(a)	4,745	162,469
Lexington Realty Trust(a)	18,378	179,921
Liberty Property Trust	9,717	323,187
LTC Properties, Inc.	3,163	116,683
Macerich Co. (The)	7,369	470,363
Mack-Cali Realty Corp.	6,395	122,208
Medical Properties Trust, Inc.(a)	12,879	157,897
Mid-America Apartment Communities, Inc.	3,938	258,530
Monmouth Real Estate Investment Corp. Class A	8,982	90,898
National Health Investors, Inc.	1,843	105,309
National Retail Properties, Inc.(a)	7,870	272,066
Omega Healthcare Investors, Inc.	9,940	339,849
One Liberty Properties, Inc.(a)	8	162
Parkway Properties, Inc.	5,085	95,496
Pebblebrook Hotel Trust	1,985	74,120
Pennsylvania Real Estate Investment Trust	4,451	88,753
Piedmont Office Realty Trust, Inc. Class A	9,790	172,696
Plum Creek Timber Co., Inc.	8,061	314,460
Post Properties, Inc.	2,148	110,278
Potlatch Corp.	1,979	79,576
Prologis, Inc.	19,238	725,273
PS Business Parks, Inc.	1,043	79,414
Public Storage	8,255	1,369,009
Ramco-Gershenson Properties Trust	6,369	103,496
Rayonier, Inc.	7,080	220,471
Realty Income Corp.(a)	14,789	603,243
Regency Centers Corp.	4,484	241,374
Retail Opportunity Investments Corp.(a)	6,396	94,021
Retail Properties of America, Inc. Class A	14,061	205,712
RLJ Lodging Trust	4,816	137,112
Ryman Hospitality Properties, Inc.(a)	3,204	151,549
Sabra Health Care REIT, Inc.	3,449	83,880
Saul Centers, Inc.	1,608	75,158
Select Income REIT	4,739	113,973
Senior Housing Properties Trust	15,303	320,139
Simon Property Group, Inc.	12,310	2,024,010
SL Green Realty Corp.	2,571	260,494
Sovran Self Storage, Inc.	1,293	96,148
Spirit Realty Capital, Inc.	25,597	280,799
STAG Industrial, Inc.	5,471	113,304
Summit Hotel Properties, Inc.	8,789	94,745
Sun Communities, Inc.(a)	3,046	153,823
Sunstone Hotel Investors, Inc.	4,616	63,793
Tanger Factory Outlet Centers, Inc.	3,182	104,115
Taubman Centers, Inc.	2,206	161,038
UDR, Inc.	12,167	331,551
Universal Health Realty Income Trust(a)	2,158	89,945
Urstadt Biddle Properties, Inc. Class A(a)	4,145	84,144
Ventas, Inc.	17,471	1,082,328
Vornado Realty Trust	7,529	752,599

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

W.P. Carey, Inc.(a)	4,532	$289,006
Washington Real Estate Investment Trust(a)	5,119	129,920
Weingarten Realty Investors	6,482	204,183
Weyerhaeuser Co.	20,839	663,931
Winthrop Realty Trust	6,802	102,506

Total Real Estate Investment Trusts (REITs)		33,566,207
Road & Rail – 1.0%
Con-way, Inc.	1,037	49,258
CSX Corp.	28,054	899,411
JB Hunt Transport Services, Inc.	1,101	81,529
Kansas City Southern(a)	975	118,170
Knight Transportation, Inc.	3,062	83,868
Landstar System, Inc.(a)	2,298	165,893
Norfolk Southern Corp.	9,127	1,018,573
Ryder System, Inc.	1,449	130,367
Union Pacific Corp.	23,651	2,564,241
Werner Enterprises, Inc.	6	151

Total Road & Rail		5,111,461
Semiconductors & Semiconductor Equipment – 2.8%
Altera Corp.(a)	7,935	283,914
Analog Devices, Inc.	11,009	544,835
Applied Materials, Inc.	37,357	807,285
Broadcom Corp. Class A	10,387	419,843
Brooks Automation, Inc.	6,391	67,169
Intel Corp.	232,713	8,103,067
Intersil Corp. Class A	7,835	111,335
KLA-Tencor Corp.	6,208	489,066
Linear Technology Corp.(a)	7,065	313,615
Maxim Integrated Products, Inc.	13,019	393,695
Microchip Technology, Inc.(a)	8,587	405,564
MKS Instruments, Inc.	1,696	56,613
NVIDIA Corp.(a)	16,234	299,517
Texas Instruments, Inc.	39,804	1,898,253
Xilinx, Inc.	7,802	330,415

Total Semiconductors & Semiconductor Equipment		14,524,186
Software – 4.0%
Activision Blizzard, Inc.	10,259	213,285
American Software, Inc. Class A	4,212	37,150
Blackbaud, Inc.	1,196	46,991
CA, Inc.	17,928	500,908
Compuware Corp.	12,533	132,975
FactSet Research Systems, Inc.(a)	736	89,446
Intuit, Inc.	3,761	329,652
Microsoft Corp.	333,285	15,451,092
Oracle Corp.	82,313	3,150,942
Solera Holdings, Inc.	1,108	62,447
Symantec Corp.	23,260	546,842

Total Software		20,561,730
Specialty Retail – 1.7%
Abercrombie & Fitch Co. Class A(a)	2,708	98,409
Advance Auto Parts, Inc.	203	26,451
Investments	Shares	Value

American Eagle Outfitters, Inc.(a)	9,078	$131,813
Best Buy Co., Inc.	7,376	247,760
Buckle, Inc. (The)(a)	1,247	56,601
Chico’s FAS, Inc.(a)	2,581	38,121
Dick’s Sporting Goods, Inc.	1,156	50,725
DSW, Inc. Class A	1,362	41,010
Foot Locker, Inc.	4,046	225,160
GameStop Corp. Class A(a)	3,454	142,305
Gap, Inc. (The)	12,728	530,630
GNC Holdings, Inc. Class A	1,478	57,258
Guess?, Inc.(a)	3,196	70,216
Home Depot, Inc. (The)	37,545	3,444,378
L Brands, Inc.	7,128	477,433
Lowe’s Cos., Inc.	20,546	1,087,294
Men’s Wearhouse, Inc. (The)	1,303	61,528
Penske Automotive Group, Inc.	1,777	72,128
PetSmart, Inc.(a)	1,251	87,683
Rent-A-Center, Inc.	1,990	60,397
Ross Stores, Inc.	2,866	216,612
Staples, Inc.(a)	26,425	319,742
Tiffany & Co.	2,550	245,590
TJX Cos., Inc. (The)	8,946	529,335
Tractor Supply Co.(a)	1,411	86,791
Williams-Sonoma, Inc.	2,724	181,337

Total Specialty Retail		8,586,707
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	182,167	18,353,326
Diebold, Inc.(a)	3,232	114,154
EMC Corp.	45,347	1,326,853
Hewlett-Packard Co.	53,060	1,882,038
Lexmark International, Inc. Class A	3,272	139,060
NetApp, Inc.	6,662	286,200
SanDisk Corp.	3,897	381,711
Western Digital Corp.	4,644	451,954

Total Technology Hardware, Storage & Peripherals		22,935,296
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.(a)	732	56,745
Coach, Inc.	8,834	314,579
Columbia Sportswear Co.	1,730	61,899
Hanesbrands, Inc.	1,551	166,639
NIKE, Inc. Class B	10,413	928,840
Ralph Lauren Corp.	861	141,832
VF Corp.	10,164	671,129
Wolverine World Wide, Inc.	1,414	35,435

Total Textiles, Apparel & Luxury Goods		2,377,098
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	9	111
Berkshire Hills Bancorp, Inc.	6	141
Brookline Bancorp, Inc.	8,498	72,658
Capitol Federal Financial, Inc.(a)	6,518	77,043
Dime Community Bancshares, Inc.(a)	4,449	64,065
Hudson City Bancorp, Inc.	12,004	116,679

See Notes to Financial Statements.

84	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2014

Investments	Shares	Value

New York Community Bancorp, Inc.(a)	35,038	$556,053
Northwest Bancshares, Inc.(a)	7,247	87,689
OceanFirst Financial Corp.	9	143
Oritani Financial Corp.	5,401	76,100
People’s United Financial, Inc.(a)	17,339	250,895
Provident Financial Services, Inc.	3,465	56,722
TrustCo Bank Corp.(a)	10,577	68,116
Washington Federal, Inc.(a)	2,585	52,631

Total Thrifts & Mortgage Finance		1,479,046
Tobacco – 3.4%
Altria Group, Inc.	132,461	6,085,258
Lorillard, Inc.	20,965	1,256,013
Philip Morris International, Inc.	91,840	7,659,456
Reynolds American, Inc.	36,555	2,156,745
Universal Corp.(a)	1,583	70,269
Vector Group Ltd.(a)	11,575	256,743

Total Tobacco		17,484,484
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	1,339	61,125
Fastenal Co.(a)	7,973	357,988
GATX Corp.	1,586	92,575
Kaman Corp.(a)	1,539	60,483
MSC Industrial Direct Co., Inc. Class A	1,011	86,400
TAL International Group, Inc.*	2,458	101,392
W.W. Grainger, Inc.(a)	1,300	327,145
Watsco, Inc.	857	73,856

Total Trading Companies & Distributors		1,160,964
Water Utilities – 0.1%
American States Water Co.	2,918	88,765
American Water Works Co., Inc.	5,746	277,130
Aqua America, Inc.(a)	5,984	140,803
California Water Service Group	3,854	86,484
Connecticut Water Service, Inc.	6	195
Middlesex Water Co.(a)	2,190	42,924
SJW Corp.(a)	2,311	62,097

Total Water Utilities		698,398
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	2,852	68,334
TOTAL COMMON STOCKS (Cost: $395,376,973)		513,641,514
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Total Earnings Fund(b) (Cost: $1,466,730)	21,099	1,494,020

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
United States – 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c)
(Cost: $22,327,377)(d)	22,327,377	$22,327,377
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $419,171,080)		537,462,911
Liabilities in Excess of Cash and Other Assets – (4.1)%		(21,281,395)

NET ASSETS – 100.0%		$516,181,516
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(d)

At September 30, 2014, the total market value of the Fund’s securities on loan was $26,212,219 and the total market value of the collateral held by the Fund was $26,856,437. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,529,060.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	85

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.8%
AAR Corp.(a)	318	$7,680
Alliant Techsystems, Inc.(a)	317	40,462
B/E Aerospace, Inc.*	270	22,664
Boeing Co. (The)	3,084	392,840
Cubic Corp.(a)	164	7,675
Curtiss-Wright Corp.(a)	209	13,777
Esterline Technologies Corp.*(a)	160	17,803
Exelis, Inc.	1,684	27,853
GenCorp, Inc.*(a)	630	10,061
General Dynamics Corp.	1,619	205,759
HEICO Corp.(a)	109	5,090
Hexcel Corp.*(a)	275	10,917
Honeywell International, Inc.	3,472	323,313
Huntington Ingalls Industries, Inc.	207	21,571
L-3 Communications Holdings, Inc.	652	77,536
Lockheed Martin Corp.	2,019	369,033
Moog, Inc. Class A*(a)	215	14,706
National Presto Industries, Inc.(a)	55	3,339
Northrop Grumman Corp.	1,408	185,518
Orbital Sciences Corp.*	267	7,423
Precision Castparts Corp.	485	114,887
Raytheon Co.	2,079	211,268
Rockwell Collins, Inc.(a)	678	53,223
Teledyne Technologies, Inc.*(a)	160	15,042
Textron, Inc.(a)	959	34,514
TransDigm Group, Inc.(a)	105	19,355
Triumph Group, Inc.(a)	351	22,833
United Technologies Corp.	3,809	402,230
Vectrus, Inc.*	94	1,827

Total Aerospace & Defense		2,640,199
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*(a)	194	6,406
C.H. Robinson Worldwide, Inc.(a)	512	33,956
Expeditors International of Washington, Inc.(a)	546	22,157
FedEx Corp.	968	156,283
Forward Air Corp.(a)	131	5,873
Hub Group, Inc. Class A*	163	6,606
Park-Ohio Holdings Corp.(a)	191	9,141
United Parcel Service, Inc. Class B	2,906	285,631

Total Air Freight & Logistics		526,053
Airlines – 0.5%
Alaska Air Group, Inc.(a)	952	41,450
Allegiant Travel Co.(a)	104	12,861
American Airlines Group, Inc.(a)	1,872	66,418
Delta Air Lines, Inc.	6,128	221,527
Hawaiian Holdings, Inc.*(a)	762	10,249
JetBlue Airways Corp.*(a)	1,251	13,286
SkyWest, Inc.(a)	402	3,127
Southwest Airlines Co.	2,554	86,249
Spirit Airlines, Inc.*	277	19,152

Total Airlines		474,319
Investments	Shares	Value

Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.*	1,088	$18,246
BorgWarner, Inc.(a)	954	50,190
Cooper Tire & Rubber Co.(a)	932	26,748
Dana Holding Corp.(a)	155	2,971
Dorman Products, Inc.*(a)	164	6,570
Gentex Corp.(a)	480	12,850
Goodyear Tire & Rubber Co. (The)(a)	1,350	30,490
Johnson Controls, Inc.(a)	1,996	87,824
Lear Corp.	1,264	109,222
Standard Motor Products, Inc.(a)	216	7,437
Superior Industries International, Inc.(a)	195	3,418
Tenneco, Inc.*(a)	319	16,687
TRW Automotive Holdings Corp.*	1,102	111,578
Visteon Corp.*	112	10,892

Total Auto Components		495,123
Automobiles – 0.5%
Ford Motor Co.(a)	28,984	428,673
Harley-Davidson, Inc.(a)	831	48,364
Thor Industries, Inc.	246	12,669
Winnebago Industries, Inc.*(a)	241	5,247

Total Automobiles		494,953
Banks – 8.9%
1st Source Corp.(a)	166	4,728
Associated Banc-Corp.(a)	810	14,110
BancFirst Corp.(a)	83	5,192
BancorpSouth, Inc.(a)	377	7,593
Bank of America Corp.	52,975	903,224
Bank of Hawaii Corp.(a)	247	14,032
Bank of the Ozarks, Inc.(a)	504	15,886
BankUnited, Inc.(a)	439	13,385
Banner Corp.(a)	129	4,963
BB&T Corp.(a)	3,364	125,174
BBCN Bancorp, Inc.(a)	385	5,617
BOK Financial Corp.(a)	410	27,257
Boston Private Financial Holdings, Inc.(a)	467	5,786
Camden National Corp.(a)	129	4,515
Cardinal Financial Corp.(a)	591	10,088
Cathay General Bancorp(a)	324	8,045
Central Pacific Financial Corp.(a)	431	7,728
Chemical Financial Corp.(a)	159	4,276
CIT Group, Inc.(a)	1,221	56,117
Citigroup, Inc.	19,115	990,539
City Holding Co.(a)	128	5,393
City National Corp.(a)	261	19,750
CoBiz Financial, Inc.(a)	559	6,250
Columbia Banking System, Inc.(a)	212	5,260
Comerica, Inc.(a)	1,101	54,896
Commerce Bancshares, Inc.(a)	486	21,697
Community Bank System, Inc.(a)	187	6,281
Community Trust Bancorp, Inc.(a)	138	4,641
Cullen/Frost Bankers, Inc.(a)	318	24,330
Customers Bancorp, Inc.*(a)	301	5,406

See Notes to Financial Statements.

86	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

CVB Financial Corp.(a)	341	$4,893
East West Bancorp, Inc.	818	27,812
Fifth Third Bancorp	6,609	132,312
First Citizens BancShares, Inc. Class A(a)	50	10,831
First Commonwealth Financial Corp.(a)	595	4,992
First Financial Bancorp(a)	276	4,369
First Financial Bankshares, Inc.(a)	288	8,004
First Interstate BancSystem, Inc.	264	7,014
First Midwest Bancorp, Inc.(a)	241	3,878
First Niagara Financial Group, Inc.(a)	1,352	11,262
First Republic Bank(a)	729	35,998
FirstMerit Corp.(a)	616	10,842
Flushing Financial Corp.(a)	263	4,805
FNB Corp.(a)	425	5,096
Fulton Financial Corp.(a)	1,244	13,784
Glacier Bancorp, Inc.(a)	291	7,525
Great Southern Bancorp, Inc.(a)	144	4,369
Hancock Holding Co.	242	7,756
Hanmi Financial Corp.(a)	451	9,092
Home BancShares, Inc.(a)	270	7,941
Huntington Bancshares, Inc.	6,014	58,516
Iberiabank Corp.(a)	135	8,439
Independent Bank Corp.(a)	111	3,965
International Bancshares Corp.(a)	514	12,678
Investors Bancorp, Inc.(a)	870	8,813
JPMorgan Chase & Co.	34,051	2,051,232
KeyCorp(a)	4,831	64,397
Lakeland Financial Corp.(a)	161	6,037
M&T Bank Corp.(a)	747	92,098
MB Financial, Inc.(a)	562	15,556
National Penn Bancshares, Inc.(a)	508	4,933
NBT Bancorp, Inc.(a)	182	4,099
OFG Bancorp(a)	345	5,168
Old National Bancorp	350	4,540
PacWest Bancorp(a)	592	24,408
Park National Corp.(a)	81	6,109
Pinnacle Financial Partners, Inc.(a)	192	6,931
PNC Financial Services Group, Inc. (The)	4,000	342,320
Popular, Inc.*(a)	924	27,198
PrivateBancorp, Inc.(a)	263	7,866
Prosperity Bancshares, Inc.(a)	315	18,009
Regions Financial Corp.	9,375	94,125
Republic Bancorp, Inc. Class A(a)	324	7,676
S&T Bancorp, Inc.(a)	137	3,214
Seacoast Banking Corp. of Florida*(a)	242	2,645
Signature Bank*(a)	192	21,516
Simmons First National Corp. Class A(a)	138	5,316
South State Corp.	133	7,437
Southside Bancshares, Inc.(a)	218	7,248
Sterling Bancorp(a)	507	6,485
SunTrust Banks, Inc.	2,746	104,430
Susquehanna Bancshares, Inc.	641	6,410
SVB Financial Group*	242	27,126
Synovus Financial Corp.(a)	2,769	65,459
Investments	Shares	Value

Texas Capital Bancshares, Inc.*(a)	135	$7,787
Tompkins Financial Corp.(a)	111	4,893
Trustmark Corp.(a)	292	6,726
U.S. Bancorp(a)	11,463	479,497
UMB Financial Corp.(a)	197	10,746
Umpqua Holdings Corp.(a)	352	5,797
Union Bankshares Corp.(a)	490	11,319
United Bankshares, Inc.(a)	188	5,815
United Community Banks, Inc.(a)	862	14,189
Valley National Bancorp(a)	749	7,258
Webster Financial Corp.(a)	572	16,668
Wells Fargo & Co.	38,506	1,997,306
WesBanco, Inc.(a)	166	5,078
Westamerica Bancorp(a)	107	4,978
Western Alliance Bancorp*(a)	329	7,863
Wilshire Bancorp, Inc.(a)	1,023	9,442
Wintrust Financial Corp.(a)	163	7,281
Zions Bancorp	1,261	36,645

Total Banks		8,476,421
Beverages – 2.0%
Boston Beer Co., Inc. (The) Class A*(a)	28	6,209
Brown-Forman Corp. Class B(a)	657	59,275
Coca-Cola Bottling Co. Consolidated(a)	79	5,896
Coca-Cola Co. (The)	16,863	719,376
Coca-Cola Enterprises, Inc.	1,424	63,169
Constellation Brands, Inc. Class A*(a)	2,384	207,789
Dr. Pepper Snapple Group, Inc.(a)	1,034	66,496
Molson Coors Brewing Co. Class B	978	72,802
Monster Beverage Corp.*(a)	402	36,851
National Beverage Corp.*(a)	250	4,875
PepsiCo, Inc.	6,773	630,499

Total Beverages		1,873,237
Biotechnology – 1.5%
Acorda Therapeutics, Inc.*(a)	214	7,250
Alexion Pharmaceuticals, Inc.*	181	30,013
Amgen, Inc.	3,543	497,650
Biogen Idec, Inc.*	492	162,759
Celgene Corp.*	1,634	154,871
Cubist Pharmaceuticals, Inc.*(a)	144	9,553
Emergent Biosolutions, Inc.*(a)	167	3,559
Gilead Sciences, Inc.*(a)	3,458	368,104
Myriad Genetics, Inc.*(a)	516	19,902
PDL BioPharma, Inc.(a)	2,244	16,763
Regeneron Pharmaceuticals, Inc.*(a)	249	89,769
United Therapeutics Corp.*(a)	305	39,238

Total Biotechnology		1,399,431
Building Products – 0.1%
A.O. Smith Corp.(a)	220	10,401
American Woodmark Corp.*	107	3,944
Armstrong World Industries, Inc.*(a)	185	10,360
Fortune Brands Home & Security, Inc.(a)	427	17,554
Lennox International, Inc.(a)	163	12,530
Masco Corp.(a)	463	11,075

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Owens Corning(a)	237	$7,525
Simpson Manufacturing Co., Inc.(a)	162	4,722

Total Building Products		78,111
Capital Markets – 2.6%
Affiliated Managers Group, Inc.*	106	21,238
Ameriprise Financial, Inc.	1,079	133,127
Arlington Asset Investment Corp. Class A(a)	891	22,640
Bank of New York Mellon Corp. (The)	5,028	194,734
BlackRock, Inc.	735	241,315
Calamos Asset Management, Inc. Class A(a)	239	2,694
Charles Schwab Corp. (The)	2,978	87,523
Cohen & Steers, Inc.(a)	114	4,382
Eaton Vance Corp.(a)	511	19,280
Federated Investors, Inc. Class B(a)	565	16,588
Financial Engines, Inc.(a)	138	4,722
Franklin Resources, Inc.(a)	3,159	172,513
FXCM, Inc. Class A(a)	216	3,424
GAMCO Investors, Inc. Class A(a)	157	11,106
Goldman Sachs Group, Inc. (The)(a)	3,789	695,547
Greenhill & Co., Inc.(a)	84	3,905
HFF, Inc. Class A	250	7,238
INTL FCStone, Inc.*(a)	215	3,724
Investment Technology Group, Inc.*(a)	130	2,049
Janus Capital Group, Inc.(a)	1,112	16,169
Legg Mason, Inc.(a)	480	24,557
LPL Financial Holdings, Inc.	329	15,150
Morgan Stanley	8,645	298,858
Northern Trust Corp.(a)	925	62,928
Raymond James Financial, Inc.	543	29,094
SEI Investments Co.(a)	627	22,672
State Street Corp.(a)	2,481	182,626
Stifel Financial Corp.*	217	10,175
T. Rowe Price Group, Inc.(a)	918	71,971
TD Ameritrade Holding Corp.(a)	1,831	61,100
Virtus Investment Partners, Inc.(a)	78	13,549
Waddell & Reed Financial, Inc. Class A	330	17,058
Walter Investment Management Corp.*(a)	324	7,112

Total Capital Markets		2,480,768
Chemicals – 2.4%
A. Schulman, Inc.(a)	138	4,990
Air Products & Chemicals, Inc.(a)	776	101,020
Airgas, Inc.(a)	247	27,330
Albemarle Corp.(a)	401	23,619
Ashland, Inc.(a)	775	80,677
Axiall Corp.(a)	263	9,418
Balchem Corp.(a)	103	5,827
Cabot Corp.	265	13,454
Calgon Carbon Corp.*	379	7,345
Celanese Corp. Series A(a)	924	54,072
CF Industries Holdings, Inc.	576	160,831
Cytec Industries, Inc.	270	12,768
Dow Chemical Co. (The)(a)	5,725	300,219
E.I. du Pont de Nemours & Co.(a)	3,822	274,267
Investments	Shares	Value

Eastman Chemical Co.(a)	922	$74,581
Ecolab, Inc.(a)	717	82,333
Flotek Industries, Inc.*(a)	514	13,400
FMC Corp.(a)	450	25,735
H.B. Fuller Co.(a)	197	7,821
Huntsman Corp.(a)	138	3,587
Innophos Holdings, Inc.	75	4,132
Innospec, Inc.(a)	196	7,036
International Flavors & Fragrances, Inc.	277	26,559
Intrepid Potash, Inc.*(a)	218	3,368
Koppers Holdings, Inc.(a)	218	7,229
Landec Corp.*(a)	195	2,389
LSB Industries, Inc.*(a)	142	5,071
Minerals Technologies, Inc.(a)	154	9,503
Monsanto Co.	1,737	195,430
Mosaic Co. (The)(a)	2,580	114,578
NewMarket Corp.(a)	59	22,480
Olin Corp.(a)	504	12,726
OMNOVA Solutions, Inc.*(a)	567	3,045
PolyOne Corp.(a)	344	12,239
PPG Industries, Inc.	485	95,419
Praxair, Inc.(a)	1,102	142,158
Quaker Chemical Corp.(a)	79	5,663
Rayonier Advanced Materials, Inc.(a)	214	7,043
Rockwood Holdings, Inc.	7	535
RPM International, Inc.(a)	574	26,278
Scotts Miracle-Gro Co. (The) Class A(a)	212	11,660
Sensient Technologies Corp.	220	11,517
Sherwin-Williams Co. (The)(a)	355	77,741
Sigma-Aldrich Corp.	428	58,212
Stepan Co.(a)	162	7,190
Valspar Corp. (The)	343	27,094
W.R. Grace & Co.*	331	30,101
Westlake Chemical Corp.	781	67,627

Total Chemicals		2,277,317
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.(a)	244	6,268
ACCO Brands Corp.*(a)	1,300	8,970
ADT Corp. (The)(a)	932	33,049
Brink’s Co. (The)(a)	295	7,092
Cintas Corp.(a)	468	33,036
Civeo Corp.(a)	704	8,173
Clean Harbors, Inc.*(a)	163	8,789
Copart, Inc.*	482	15,094
Covanta Holding Corp.(a)	410	8,700
Deluxe Corp.(a)	414	22,836
Ennis, Inc.(a)	328	4,320
Herman Miller, Inc.(a)	248	7,403
HNI Corp.(a)	165	5,938
KAR Auction Services, Inc.	241	6,900
Knoll, Inc.(a)	328	5,678
Matthews International Corp. Class A(a)	132	5,794
McGrath RentCorp(a)	86	2,941
Mobile Mini, Inc.(a)	159	5,560

See Notes to Financial Statements.

88	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

MSA Safety, Inc.(a)	182	$8,991
Pitney Bowes, Inc.(a)	1,472	36,785
Republic Services, Inc.	1,166	45,497
Rollins, Inc.(a)	302	8,843
Steelcase, Inc. Class A(a)	397	6,427
Stericycle, Inc.*(a)	184	21,447
Tetra Tech, Inc.(a)	216	5,396
UniFirst Corp.(a)	141	13,619
United Stationers, Inc.(a)	267	10,031
Waste Connections, Inc.	353	17,128
Waste Management, Inc.(a)	1,656	78,710
West Corp.(a)	469	13,817

Total Commercial Services & Supplies		463,232
Communications Equipment – 1.9%
ADTRAN, Inc.(a)	383	7,863
Black Box Corp.(a)	133	3,101
Brocade Communications Systems, Inc.	1,830	19,892
Cisco Systems, Inc.	39,525	994,844
Comtech Telecommunications Corp.(a)	129	4,792
EchoStar Corp. Class A*	5	244
F5 Networks, Inc.*(a)	235	27,904
Finisar Corp.*(a)	163	2,711
Harris Corp.	615	40,836
Ixia*(a)	220	2,011
Juniper Networks, Inc.	1,266	28,042
Motorola Solutions, Inc.(a)	1,353	85,618
NETGEAR, Inc.*(a)	136	4,250
Plantronics, Inc.(a)	195	9,317
QUALCOMM, Inc.	7,771	581,038
Ubiquiti Networks, Inc.*(a)	327	12,272

Total Communications Equipment		1,824,735
Construction & Engineering – 0.3%
AECOM Technology Corp.*(a)	698	23,558
Aegion Corp.*(a)	380	8,455
Comfort Systems USA, Inc.(a)	195	2,642
EMCOR Group, Inc.(a)	275	10,989
Fluor Corp.(a)	774	51,695
Jacobs Engineering Group, Inc.*(a)	600	29,292
KBR, Inc.(a)	911	17,154
MasTec, Inc.*(a)	462	14,146
Pike Corp.*(a)	455	5,410
Primoris Services Corp.(a)	246	6,603
Quanta Services, Inc.*(a)	888	32,226
Tutor Perini Corp.*(a)	295	7,788
URS Corp.(a)	535	30,821

Total Construction & Engineering		240,779
Construction Materials – 0.0%
Eagle Materials, Inc.(a)	84	8,554
Martin Marietta Materials, Inc.(a)	60	7,736

Total Construction Materials		16,290
Consumer Finance – 1.3%
American Express Co.(a)	4,669	408,724
Capital One Financial Corp.	4,855	396,265
Investments	Shares	Value

Cash America International, Inc.(a)	301	$13,184
Credit Acceptance Corp.*(a)	161	20,297
Discover Financial Services(a)	3,754	241,720
Encore Capital Group, Inc.*(a)	183	8,109
EZCORP, Inc. Class A*(a)	759	7,522
First Cash Financial Services, Inc.*(a)	113	6,326
Green Dot Corp. Class A*(a)	378	7,991
Navient Corp.	4,589	81,271
Nelnet, Inc. Class A(a)	612	26,371
Portfolio Recovery Associates, Inc.*(a)	220	11,491
Regional Management Corp.*(a)	189	3,392
SLM Corp.(a)	4,589	39,282
World Acceptance Corp.*(a)	110	7,425

Total Consumer Finance		1,279,370
Containers & Packaging – 0.3%
AptarGroup, Inc.(a)	241	14,629
Avery Dennison Corp.(a)	354	15,806
Ball Corp.(a)	699	44,226
Bemis Co., Inc.(a)	349	13,269
Crown Holdings, Inc.*(a)	785	34,948
Graphic Packaging Holding Co.*(a)	917	11,398
Greif, Inc. Class A	295	12,924
MeadWestvaco Corp.(a)	272	11,136
Owens-Illinois, Inc.*(a)	591	15,395
Packaging Corp. of America	329	20,997
Rock-Tenn Co. Class A	1,155	54,955
Silgan Holdings, Inc.(a)	293	13,771
Sonoco Products Co.	427	16,777

Total Containers & Packaging		280,231
Distributors – 0.1%
Core-Mark Holding Co., Inc.(a)	166	8,805
Genuine Parts Co.(a)	623	54,643
LKQ Corp.*(a)	698	18,560
Pool Corp.(a)	170	9,166
VOXX International Corp.*(a)	375	3,488

Total Distributors		94,662
Diversified Consumer Services – 0.2%
Apollo Education Group, Inc.*(a)	975	24,521
Bridgepoint Education, Inc.*(a)	775	8,649
Capella Education Co.(a)	107	6,698
DeVry Education Group, Inc.(a)	466	19,950
Graham Holdings Co. Class B	31	21,687
Grand Canyon Education, Inc.*(a)	291	11,864
H&R Block, Inc.	1,352	41,926
Service Corp. International(a)	436	9,217
Sotheby’s(a)	250	8,930
Strayer Education, Inc.*	166	9,940
Weight Watchers International, Inc.(a)	575	15,778

Total Diversified Consumer Services		179,160
Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B*	12,452	1,720,119
CBOE Holdings, Inc.(a)	279	14,933

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

CME Group, Inc.(a)	1,032	$82,514
Interactive Brokers Group, Inc. Class A	315	7,859
Intercontinental Exchange, Inc.(a)	211	41,156
Leucadia National Corp.(a)	1,547	36,880
MarketAxess Holdings, Inc.(a)	114	7,052
McGraw Hill Financial, Inc.	991	83,690
Moody’s Corp.(a)	919	86,846
MSCI, Inc.*(a)	435	20,454
NASDAQ OMX Group, Inc. (The)(a)	832	35,293
PHH Corp.*(a)	347	7,759

Total Diversified Financial Services		2,144,555
Diversified Telecommunication Services – 1.8%
8x8, Inc.*(a)	650	4,342
AT&T, Inc.(a)	29,937	1,054,980
Atlantic Tele-Network, Inc.(a)	105	5,659
CenturyLink, Inc.	2,430	99,363
Frontier Communications Corp.(a)	1,830	11,913
Iridium Communications, Inc.*(a)	1,055	9,337
tw telecom, Inc.*	357	14,855
Verizon Communications, Inc.	10,449	522,345
Windstream Holdings, Inc.	1,164	12,548

Total Diversified Telecommunication Services		1,735,342
Electric Utilities – 1.7%
ALLETE, Inc.(a)	186	8,257
American Electric Power Co., Inc.	1,998	104,316
Cleco Corp.(a)	357	17,190
Duke Energy Corp.(a)	2,752	205,767
Edison International	2,525	141,198
El Paso Electric Co.	217	7,931
Empire District Electric Co. (The)(a)	136	3,284
Entergy Corp.(a)	1,055	81,583
Exelon Corp.(a)	5,625	191,756
FirstEnergy Corp.(a)	1,178	39,545
Great Plains Energy, Inc.(a)	810	19,578
Hawaiian Electric Industries, Inc.(a)	346	9,186
IDACORP, Inc.(a)	215	11,526
ITC Holdings Corp.	465	16,568
MGE Energy, Inc.(a)	199	7,415
NextEra Energy, Inc.	1,617	151,804
Northeast Utilities(a)	1,694	75,044
OGE Energy Corp.(a)	856	31,766
Pepco Holdings, Inc.(a)	861	23,040
Pinnacle West Capital Corp.(a)	585	31,964
PNM Resources, Inc.(a)	369	9,192
Portland General Electric Co.(a)	371	11,917
PPL Corp.	4,776	156,844
Southern Co. (The)(a)	3,402	148,497
UIL Holdings Corp.(a)	137	4,850
Westar Energy, Inc.(a)	721	24,601
Xcel Energy, Inc.(a)	2,761	83,934

Total Electric Utilities		1,618,553
Investments	Shares	Value

Electrical Equipment – 0.4%
Acuity Brands, Inc.(a)	139	$16,362
AMETEK, Inc.	730	36,653
AZZ, Inc.(a)	106	4,428
Babcock & Wilcox Co. (The)(a)	539	14,925
Emerson Electric Co.(a)	3,006	188,115
EnerSys(a)	278	16,302
Franklin Electric Co., Inc.(a)	168	5,836
Generac Holdings, Inc.(a)	414	16,784
Global Power Equipment Group, Inc.(a)	162	2,414
GrafTech International Ltd.*(a)	954	4,369
Hubbell, Inc. Class B	264	31,820
Polypore International, Inc.*(a)	110	4,280
Powell Industries, Inc.(a)	86	3,514
Regal-Beloit Corp.	220	14,135
Rockwell Automation, Inc.(a)	531	58,346

Total Electrical Equipment		418,283
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	596	59,517
Anixter International, Inc.(a)	185	15,695
Arrow Electronics, Inc.*	587	32,490
Avnet, Inc.	981	40,712
Belden, Inc.(a)	183	11,716
Benchmark Electronics, Inc.*	433	9,617
CDW Corp.	489	15,183
Cognex Corp.*(a)	238	9,584
Coherent, Inc.*(a)	104	6,383
Corning, Inc.	9,179	177,522
Dolby Laboratories, Inc. Class A*(a)	670	27,999
FEI Co.(a)	140	10,559
FLIR Systems, Inc.	621	19,462
II-VI, Inc.*(a)	464	5,461
Ingram Micro, Inc. Class A*	1,221	31,514
Insight Enterprises, Inc.*(a)	558	12,628
InvenSense, Inc.*(a)	321	6,333
IPG Photonics Corp.*(a)	163	11,211
Itron, Inc.*(a)	131	5,150
Jabil Circuit, Inc.(a)	1,788	36,064
Knowles Corp.*(a)	424	11,236
Littelfuse, Inc.(a)	141	12,010
MTS Systems Corp.(a)	159	10,853
National Instruments Corp.(a)	295	9,124
OSI Systems, Inc.*(a)	59	3,745
PC Connection, Inc.(a)	433	9,297
Plexus Corp.*(a)	328	12,113
Rofin-Sinar Technologies, Inc.*(a)	216	4,981
Rogers Corp.*(a)	107	5,859
Sanmina Corp.*	244	5,090
ScanSource, Inc.*(a)	240	8,302
SYNNEX Corp.*(a)	269	17,386
Tech Data Corp.*(a)	297	17,481
Trimble Navigation Ltd.*(a)	426	12,993
Vishay Intertechnology, Inc.(a)	1,242	17,748

See Notes to Financial Statements.

90	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Zebra Technologies Corp. Class A*(a)	236	$16,749

Total Electronic Equipment, Instruments & Components		719,767
Energy Equipment & Services – 1.1%
Atwood Oceanics, Inc.*	440	19,224
Baker Hughes, Inc.	1,682	109,431
Bristow Group, Inc.(a)	194	13,037
C&J Energy Services, Inc.*(a)	619	18,910
Cameron International Corp.*(a)	898	59,609
CARBO Ceramics, Inc.(a)	75	4,442
Diamond Offshore Drilling, Inc.(a)	787	26,971
Dresser-Rand Group, Inc.*(a)	207	17,028
Dril-Quip, Inc.*(a)	101	9,029
Era Group, Inc.*(a)	49	1,066
FMC Technologies, Inc.*(a)	656	35,627
Forum Energy Technologies, Inc.*(a)	315	9,642
Gulfmark Offshore, Inc. Class A(a)	111	3,480
Halliburton Co.	4,322	278,812
Helmerich & Payne, Inc.(a)	627	61,365
Hornbeck Offshore Services, Inc.*(a)	102	3,338
Key Energy Services, Inc.*(a)	1,187	5,745
National Oilwell Varco, Inc.(a)	2,413	183,629
Newpark Resources, Inc.*(a)	518	6,444
Oceaneering International, Inc.(a)	326	21,245
Oil States International, Inc.*	352	21,789
Patterson-UTI Energy, Inc.	899	29,244
RPC, Inc.(a)	759	16,668
Seventy Seven Energy, Inc.*(a)	101	2,398
Superior Energy Services, Inc.(a)	978	32,147
Tidewater, Inc.(a)	137	5,347
Unit Corp.*(a)	212	12,434

Total Energy Equipment & Services		1,008,101
Food & Staples Retailing – 2.7%
Andersons, Inc. (The)(a)	193	12,136
Casey’s General Stores, Inc.(a)	142	10,181
Costco Wholesale Corp.	1,358	170,185
CVS Health Corp.	5,281	420,315
Fresh Market, Inc. (The)*(a)	74	2,585
Ingles Markets, Inc. Class A(a)	238	5,638
Kroger Co. (The)	3,126	162,552
PriceSmart, Inc.(a)	102	8,735
Rite Aid Corp.*(a)	2,487	12,037
Roundy’s, Inc.(a)	751	2,245
Safeway, Inc.(a)	845	28,984
SpartanNash Co.(a)	103	2,003
Sysco Corp.	2,144	81,365
United Natural Foods, Inc.*(a)	187	11,493
Wal-Mart Stores, Inc.(a)	18,227	1,393,819
Walgreen Co.	3,558	210,883
Weis Markets, Inc.(a)	106	4,137
Whole Foods Market, Inc.(a)	708	26,982

Total Food & Staples Retailing		2,566,275
Investments	Shares	Value

Food Products – 1.6%
Archer-Daniels-Midland Co.	2,656	$135,722
B&G Foods, Inc.(a)	140	3,857
Cal-Maine Foods, Inc.	158	14,114
Campbell Soup Co.(a)	1,440	61,531
ConAgra Foods, Inc.(a)	1,922	63,503
Darling Ingredients, Inc.*(a)	628	11,505
Dean Foods Co.(a)	669	8,864
Flowers Foods, Inc.(a)	654	12,007
General Mills, Inc.	2,726	137,527
Hain Celestial Group, Inc. (The)*(a)	88	9,007
Hershey Co. (The)	622	59,357
Hormel Foods Corp.(a)	1,048	53,857
Ingredion, Inc.(a)	481	36,455
J&J Snack Foods Corp.(a)	57	5,333
J.M. Smucker Co. (The)(a)	411	40,685
Kellogg Co.(a)	1,425	87,780
Keurig Green Mountain, Inc.(a)	506	65,846
Kraft Foods Group, Inc.	2,899	163,504
Lancaster Colony Corp.(a)	139	11,854
McCormick & Co., Inc. Non-Voting Shares(a)	436	29,168
Mead Johnson Nutrition Co.(a)	597	57,443
Mondelez International, Inc. Class A	6,507	222,962
Pilgrim’s Pride Corp.*(a)	2,239	68,424
Seaboard Corp.*	6	16,050
Seneca Foods Corp. Class A*(a)	115	3,289
Snyder’s-Lance, Inc.(a)	188	4,982
Tootsie Roll Industries, Inc.(a)	157	4,394
TreeHouse Foods, Inc.*(a)	113	9,097
Tyson Foods, Inc. Class A(a)	2,007	79,016
WhiteWave Foods Co. (The)*(a)	248	9,010

Total Food Products		1,486,143
Gas Utilities – 0.2%
AGL Resources, Inc.(a)	671	34,449
Atmos Energy Corp.(a)	453	21,608
Laclede Group, Inc. (The)(a)	106	4,918
National Fuel Gas Co.(a)	267	18,687
New Jersey Resources Corp.(a)	140	7,071
Northwest Natural Gas Co.(a)	114	4,817
ONE Gas, Inc.(a)	128	4,384
Piedmont Natural Gas Co., Inc.(a)	265	8,886
Questar Corp.(a)	751	16,740
South Jersey Industries, Inc.(a)	158	8,431
Southwest Gas Corp.(a)	209	10,153
UGI Corp.(a)	636	21,664
WGL Holdings, Inc.(a)	221	9,309

Total Gas Utilities		171,117
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories(a)	6,298	261,934
Align Technology, Inc.*(a)	112	5,788
Baxter International, Inc.(a)	2,906	208,564
Becton, Dickinson and Co.(a)	868	98,787
Boston Scientific Corp.*(a)	2,991	35,324

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

C.R. Bard, Inc.(a)	343	$48,949
CareFusion Corp.*	892	40,363
CONMED Corp.(a)	162	5,968
Cooper Cos., Inc. (The)(a)	169	26,322
Cyberonics, Inc.*(a)	115	5,883
DENTSPLY International, Inc.(a)	432	19,699
Edwards Lifesciences Corp.*(a)	354	36,161
Globus Medical, Inc. Class A*(a)	276	5,429
Greatbatch, Inc.*	135	5,752
Haemonetics Corp.*(a)	158	5,517
Hill-Rom Holdings, Inc.	244	10,109
IDEXX Laboratories, Inc.*(a)	139	16,378
Intuitive Surgical, Inc.*(a)	161	74,353
Masimo Corp.*(a)	211	4,490
Medtronic, Inc.(a)	5,325	329,884
PhotoMedex, Inc.*(a)	249	1,544
ResMed, Inc.(a)	681	33,553
Sirona Dental Systems, Inc.*(a)	142	10,889
St. Jude Medical, Inc.(a)	1,221	73,419
STERIS Corp.(a)	269	14,515
Stryker Corp.(a)	964	77,843
Teleflex, Inc.(a)	141	14,811
Thoratec Corp.*(a)	113	3,020
Varian Medical Systems, Inc.*(a)	398	31,888
West Pharmaceutical Services, Inc.(a)	264	11,817
Zimmer Holdings, Inc.	717	72,094

Total Health Care Equipment & Supplies		1,591,047
Health Care Providers & Services – 2.7%
Aetna, Inc.(a)	2,162	175,122
Air Methods Corp.*(a)	153	8,499
Amedisys, Inc.*(a)	376	7,584
AmerisourceBergen Corp.(a)	576	44,525
Amsurg Corp.*(a)	183	9,159
Cardinal Health, Inc.(a)	1,484	111,181
Centene Corp.*(a)	80	6,617
Chemed Corp.(a)	133	13,686
Cigna Corp.	1,386	125,696
Community Health Systems, Inc.*(a)	563	30,847
DaVita HealthCare Partners, Inc.*(a)	1,023	74,822
Ensign Group, Inc. (The)(a)	183	6,368
Express Scripts Holding Co.*(a)	2,290	161,743
Five Star Quality Care, Inc.*(a)	1,845	6,956
Hanger, Inc.*(a)	166	3,406
HCA Holdings, Inc.*	2,765	194,988
Health Net, Inc.*	234	10,790
HealthSouth Corp.(a)	586	21,623
Henry Schein, Inc.*(a)	375	43,676
Humana, Inc.(a)	1,144	149,052
Laboratory Corp. of America Holdings*	464	47,212
Landauer, Inc.(a)	29	957
LifePoint Hospitals, Inc.*	267	18,474
Magellan Health, Inc.*(a)	167	9,140
McKesson Corp.(a)	858	167,027
MEDNAX, Inc.*(a)	480	26,314
Investments	Shares	Value

Molina Healthcare, Inc.*(a)	127	$5,372
MWI Veterinary Supply, Inc.*(a)	51	7,568
National Healthcare Corp.(a)	54	2,998
Omnicare, Inc.(a)	315	19,612
Owens & Minor, Inc.(a)	246	8,054
Patterson Cos., Inc.(a)	562	23,284
Quest Diagnostics, Inc.(a)	763	46,299
Select Medical Holdings Corp.(a)	925	11,128
Team Health Holdings, Inc.*(a)	190	11,018
Triple-S Management Corp. Class B*(a)	239	4,756
UnitedHealth Group, Inc.(a)	6,122	528,022
Universal American Corp.(a)	785	6,311
Universal Health Services, Inc. Class B(a)	540	56,430
VCA, Inc.*	373	14,670
WellCare Health Plans, Inc.*(a)	331	19,973
WellPoint, Inc.	2,500	299,050

Total Health Care Providers & Services		2,540,009
Health Care Technology – 0.0%
Cerner Corp.*(a)	666	39,674
Medidata Solutions, Inc.*(a)	166	7,352

Total Health Care Technology		47,026
Hotels, Restaurants & Leisure – 1.5%
Bally Technologies, Inc.*(a)	187	15,091
Bob Evans Farms, Inc.(a)	194	9,184
Bravo Brio Restaurant Group, Inc.*(a)	240	3,113
Brinker International, Inc.(a)	428	21,738
Buffalo Wild Wings, Inc.*(a)	52	6,982
Burger King Worldwide, Inc.(a)	899	26,664
Cheesecake Factory, Inc. (The)(a)	138	6,279
Chipotle Mexican Grill, Inc.*(a)	60	39,995
Choice Hotels International, Inc.(a)	217	11,284
Churchill Downs, Inc.	61	5,947
Cracker Barrel Old Country Store, Inc.(a)	187	19,297
Darden Restaurants, Inc.(a)	666	34,272
DineEquity, Inc.(a)	80	6,527
Domino’s Pizza, Inc.	196	15,084
Dunkin’ Brands Group, Inc.(a)	190	8,516
Einstein Noah Restaurant Group, Inc.(a)	167	3,367
Hyatt Hotels Corp. Class A*(a)	236	14,283
International Game Technology	1,054	17,781
International Speedway Corp. Class A(a)	240	7,594
Interval Leisure Group, Inc.(a)	244	4,648
Jack in the Box, Inc.	167	11,388
Krispy Kreme Doughnuts, Inc.*(a)	560	9,610
Las Vegas Sands Corp.(a)	2,220	138,106
Life Time Fitness, Inc.*(a)	158	7,969
Marriott International, Inc. Class A(a)	1,061	74,164
McDonald’s Corp.	4,613	437,359
Panera Bread Co. Class A*(a)	80	13,018
Papa John’s International, Inc.(a)	342	13,677
Penn National Gaming, Inc.*(a)	509	5,706
Six Flags Entertainment Corp.(a)	315	10,833
Sonic Corp.*(a)	319	7,133

See Notes to Financial Statements.

92	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Speedway Motorsports, Inc.(a)	135	$2,303
Starbucks Corp.	1,675	126,395
Starwood Hotels & Resorts Worldwide, Inc.	640	53,254
Texas Roadhouse, Inc.(a)	237	6,598
Vail Resorts, Inc.	48	4,164
Wyndham Worldwide Corp.(a)	564	45,831
Wynn Resorts Ltd.(a)	330	61,736
Yum! Brands, Inc.	1,369	98,541

Total Hotels, Restaurants & Leisure		1,405,431
Household Durables – 0.7%
D.R. Horton, Inc.(a)	1,824	37,428
Ethan Allen Interiors, Inc.(a)	162	3,694
Harman International Industries, Inc.(a)	107	10,490
iRobot Corp.*(a)	160	4,872
Jarden Corp.*	371	22,301
KB Home(a)	212	3,167
La-Z-Boy, Inc.(a)	264	5,224
Leggett & Platt, Inc.(a)	491	17,146
Lennar Corp. Class A(a)	1,001	38,869
M/I Homes, Inc.*(a)	424	8,404
MDC Holdings, Inc.(a)	705	17,850
Meritage Homes Corp.*(a)	198	7,029
Mohawk Industries, Inc.*(a)	190	25,616
NACCO Industries, Inc. Class A(a)	79	3,929
Newell Rubbermaid, Inc.(a)	1,121	38,574
NVR, Inc.*(a)	9	10,170
PulteGroup, Inc.(a)	11,418	201,642
Ryland Group, Inc. (The)(a)	540	17,949
Standard Pacific Corp.*(a)	3,120	23,369
Taylor Morrison Home Corp. Class A*(a)	980	15,896
Tempur Sealy International, Inc.*(a)	164	9,212
Toll Brothers, Inc.*(a)	1,219	37,984
Tupperware Brands Corp.(a)	294	20,298
Whirlpool Corp.	419	61,027
William Lyon Homes Class A*(a)	270	5,967

Total Household Durables		648,107
Household Products – 1.5%
Central Garden and Pet Co. Class A*(a)	439	3,530
Church & Dwight Co., Inc.	484	33,957
Clorox Co. (The)(a)	514	49,365
Colgate-Palmolive Co.(a)	3,084	201,138
Energizer Holdings, Inc.(a)	300	36,963
Kimberly-Clark Corp.(a)	1,574	169,315
Procter & Gamble Co. (The)	11,170	935,376
WD-40 Co.(a)	74	5,029

Total Household Products		1,434,673
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	4,029	57,131
Calpine Corp.*(a)	305	6,618
NRG Energy, Inc.(a)	1,141	34,778

Total Independent Power and Renewable Electricity Producers		98,527
Investments	Shares	Value

Industrial Conglomerates – 1.9%
3M Co.(a)	2,888	$409,172
Carlisle Cos., Inc.	296	23,792
Danaher Corp.	2,608	198,156
General Electric Co.	44,338	1,135,940
Raven Industries, Inc.(a)	106	2,586
Roper Industries, Inc.(a)	304	44,472

Total Industrial Conglomerates		1,814,118
Insurance – 3.3%
Aflac, Inc.(a)	3,790	220,767
Alleghany Corp.*	78	32,616
Allstate Corp. (The)(a)	3,038	186,442
American Equity Investment Life Holding Co.(a)	599	13,705
American Financial Group, Inc.	490	28,366
American International Group, Inc.	9,388	507,140
American National Insurance Co.(a)	165	18,546
AMERISAFE, Inc.(a)	190	7,431
AmTrust Financial Services, Inc.(a)	565	22,498
Arthur J. Gallagher & Co.	320	14,515
Assurant, Inc.(a)	622	39,995
Brown & Brown, Inc.	508	16,332
Chubb Corp. (The)(a)	1,506	137,166
Cincinnati Financial Corp.(a)	893	42,016
CNA Financial Corp.(a)	1,294	49,211
CNO Financial Group, Inc.	1,643	27,865
Employers Holdings, Inc.(a)	248	4,774
FBL Financial Group, Inc. Class A(a)	295	13,187
First American Financial Corp.(a)	707	19,174
Genworth Financial, Inc. Class A*	2,910	38,121
Hanover Insurance Group, Inc. (The)(a)	269	16,522
Hartford Financial Services Group, Inc. (The)(a)	1,870	69,657
HCC Insurance Holdings, Inc.	624	30,133
Hilltop Holdings, Inc.*	157	3,148
Horace Mann Educators Corp.(a)	322	9,180
Infinity Property & Casualty Corp.(a)	104	6,657
Kemper Corp.(a)	221	7,547
Lincoln National Corp.(a)	1,980	106,088
Loews Corp.	1,483	61,782
Markel Corp.*(a)	31	19,721
Marsh & McLennan Cos., Inc.(a)	2,183	114,258
MBIA, Inc.*(a)	5,016	46,047
Mercury General Corp.(a)	216	10,543
MetLife, Inc.	8,482	455,653
National Western Life Insurance Co. Class A(a)	34	8,398
Navigators Group, Inc. (The)*(a)	61	3,752
Old Republic International Corp.(a)	1,304	18,621
Primerica, Inc.(a)	464	22,374
Principal Financial Group, Inc.(a)	1,568	82,273
ProAssurance Corp.(a)	400	17,628
Progressive Corp. (The)(a)	2,571	64,995
Protective Life Corp.	682	47,338
Reinsurance Group of America, Inc.(a)	397	31,812
RLI Corp.(a)	302	13,074
Safety Insurance Group, Inc.(a)	129	6,954

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Selective Insurance Group, Inc.(a)	165	$3,653
StanCorp Financial Group, Inc.(a)	357	22,555
State Auto Financial Corp.(a)	346	7,096
Stewart Information Services Corp.(a)	261	7,660
Symetra Financial Corp.(a)	959	22,373
Torchmark Corp.(a)	831	43,519
Travelers Cos., Inc. (The)(a)	2,622	246,311
United Fire Group, Inc.(a)	192	5,332
Universal Insurance Holdings, Inc.(a)	221	2,858
Unum Group(a)	2,128	73,161
W.R. Berkley Corp.(a)	747	35,707

Total Insurance		3,184,247
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*(a)	5	1,612
Expedia, Inc.(a)	347	30,404
HSN, Inc.(a)	133	8,162
Liberty Interactive Corp. Class A*	1,341	38,245
Liberty TripAdvisor Holdings, Inc. Class A*	1,388	47,053
Liberty Ventures Series A*	1,388	52,689
Netflix, Inc.*(a)	9	4,061
PetMed Express, Inc.(a)	495	6,732
Priceline Group Inc. (The)*	133	154,091
TripAdvisor, Inc.*(a)	237	21,667

Total Internet & Catalog Retail		364,716
Internet Software & Services – 1.7%
Akamai Technologies, Inc.*(a)	441	26,372
AOL, Inc.*(a)	128	5,754
Blucora, Inc.*(a)	224	3,414
Conversant, Inc.*(a)	541	18,529
Dealertrack Technologies, Inc.*(a)	162	7,032
eBay, Inc.*	4,202	237,959
Equinix, Inc.*(a)	26	5,524
Facebook, Inc. Class A*(a)	1,512	119,508
Google, Inc. Class A*	894	526,039
Google, Inc. Class C*	894	516,160
IAC/InterActiveCorp(a)	236	15,552
j2 Global, Inc.(a)	302	14,907
Liquidity Services, Inc.*(a)	99	1,361
Rackspace Hosting, Inc.*(a)	192	6,250
Stamps.com, Inc.*(a)	134	4,256
United Online, Inc.(a)	405	4,435
VeriSign, Inc.*(a)	426	23,481
Yahoo!, Inc.*(a)	2,580	105,135

Total Internet Software & Services		1,641,668
IT Services – 3.3%
Acxiom Corp.*(a)	213	3,525
Alliance Data Systems Corp.*(a)	193	47,916
Automatic Data Processing, Inc.	1,462	121,463
Blackhawk Network Holdings, Inc. Class B*	138	4,457
Booz Allen Hamilton Holding Corp.(a)	972	22,745
Broadridge Financial Solutions, Inc.	537	22,355
CACI International, Inc. Class A*(a)	210	14,967
Cardtronics, Inc.*(a)	161	5,667
Investments	Shares	Value

Cognizant Technology Solutions Corp. Class A*	1,884	$84,347
Computer Sciences Corp.	1,148	70,200
Convergys Corp.(a)	480	8,554
CoreLogic, Inc.*	350	9,474
CSG Systems International, Inc.(a)	269	7,069
DST Systems, Inc.	268	22,491
EPAM Systems, Inc.*(a)	196	8,583
Euronet Worldwide, Inc.*(a)	131	6,260
Fidelity National Information Services, Inc.	1,001	56,356
Fiserv, Inc.*	924	59,723
FleetCor Technologies, Inc.*	214	30,414
Gartner, Inc.*(a)	246	18,074
Global Payments, Inc.(a)	302	21,104
Heartland Payment Systems, Inc.(a)	160	7,635
Higher One Holdings, Inc.*(a)	288	711
iGATE Corp.*(a)	318	11,677
International Business Machines Corp.(a)	7,501	1,423,915
Jack Henry & Associates, Inc.(a)	346	19,258
Leidos Holdings, Inc.	809	27,773
ManTech International Corp. Class A(a)	250	6,737
MasterCard, Inc. Class A(a)	3,163	233,809
MAXIMUS, Inc.	198	7,946
NeuStar, Inc. Class A*(a)	244	6,059
Paychex, Inc.(a)	1,025	45,305
Sapient Corp.*(a)	588	8,232
Sykes Enterprises, Inc.*(a)	290	5,794
Syntel, Inc.*(a)	218	19,171
TeleTech Holdings, Inc.*(a)	464	11,405
Teradata Corp.*(a)	672	28,170
Total System Services, Inc.(a)	708	21,920
Unisys Corp.*(a)	477	11,167
Vantiv, Inc. Class A*(a)	154	4,759
Visa, Inc. Class A	1,951	416,285
Western Union Co. (The)(a)	4,033	64,689
WEX, Inc.*(a)	129	14,231
Xerox Corp.(a)	8,808	116,530

Total IT Services		3,158,922
Leisure Products – 0.1%
Brunswick Corp.(a)	214	9,018
Hasbro, Inc.(a)	623	34,262
LeapFrog Enterprises, Inc.*(a)	919	5,505
Mattel, Inc.(a)	1,587	48,641
Polaris Industries, Inc.(a)	240	35,950
Smith & Wesson Holding Corp.*(a)	639	6,032
Sturm Ruger & Co., Inc.(a)	104	5,064

Total Leisure Products		144,472
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.(a)	1,080	61,539
Bio-Rad Laboratories, Inc. Class A*(a)	113	12,814
Bruker Corp.*(a)	487	9,017
Charles River Laboratories International, Inc.*(a)	164	9,797
Covance, Inc.*(a)	153	12,041
Illumina, Inc.*	162	26,555

See Notes to Financial Statements.

94	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Mettler-Toledo International, Inc.*	84	$21,515
PAREXEL International Corp.*(a)	212	13,375
PerkinElmer, Inc.(a)	160	6,976
Quintiles Transnational Holdings, Inc.*(a)	377	21,029
Techne Corp.(a)	132	12,349
Thermo Fisher Scientific, Inc.	1,029	125,229
Waters Corp.*(a)	326	32,313

Total Life Sciences Tools & Services		364,549
Machinery – 2.1%
Actuant Corp. Class A(a)	426	13,002
AGCO Corp.(a)	996	45,278
Allison Transmission Holdings, Inc.(a)	343	9,772
American Railcar Industries, Inc.(a)	101	7,466
Astec Industries, Inc.(a)	140	5,106
Barnes Group, Inc.(a)	269	8,164
Blount International, Inc.*(a)	238	3,601
Briggs & Stratton Corp.(a)	270	4,865
Caterpillar, Inc.(a)	3,770	373,343
Chart Industries, Inc.*(a)	48	2,934
CLARCOR, Inc.(a)	187	11,796
Colfax Corp.*(a)	243	13,844
Crane Co.	291	18,394
Cummins, Inc.	834	110,071
Deere & Co.(a)	3,125	256,219
Donaldson Co., Inc.(a)	540	21,940
Dover Corp.(a)	842	67,638
EnPro Industries, Inc.*(a)	139	8,414
ESCO Technologies, Inc.(a)	106	3,687
Federal Signal Corp.(a)	195	2,582
Flowserve Corp.	532	37,517
Graco, Inc.(a)	242	17,661
Greenbrier Cos., Inc. (The)(a)	195	14,309
Hillenbrand, Inc.(a)	372	11,491
IDEX Corp.	271	19,612
Illinois Tool Works, Inc.(a)	1,738	146,722
ITT Corp.	1,018	45,749
John Bean Technologies Corp.(a)	159	4,473
Joy Global, Inc.(a)	972	53,013
Kennametal, Inc.(a)	478	19,746
Lincoln Electric Holdings, Inc.(a)	387	26,755
Lindsay Corp.(a)	48	3,588
Manitowoc Co., Inc. (The)(a)	485	11,373
Middleby Corp. (The)*(a)	221	19,477
Mueller Industries, Inc.(a)	358	10,217
Nordson Corp.(a)	271	20,615
Oshkosh Corp.(a)	576	25,430
PACCAR, Inc.	1,700	96,687
Pall Corp.(a)	32	2,678
Parker-Hannifin Corp.(a)	705	80,476
RBC Bearings, Inc.	90	5,103
Snap-on, Inc.	299	36,203
SPX Corp.(a)	189	17,753
Standex International Corp.(a)	75	5,561
Stanley Black & Decker, Inc.(a)	520	46,171
Investments	Shares	Value

Terex Corp.(a)	300	$9,531
Timken Co. (The)(a)	542	22,975
Titan International, Inc.(a)	352	4,161
Toro Co. (The)(a)	272	16,111
TriMas Corp.*(a)	189	4,598
Trinity Industries, Inc.(a)	792	37,002
Valmont Industries, Inc.(a)	129	17,406
Wabash National Corp.*(a)	531	7,073
WABCO Holdings, Inc.*(a)	320	29,104
Wabtec Corp.	306	24,798
Watts Water Technologies, Inc. Class A(a)	189	11,009
Woodward, Inc.(a)	236	11,238
Xylem, Inc.	542	19,236

Total Machinery		1,980,738
Marine – 0.0%
Kirby Corp.*	242	28,520
Matson, Inc.(a)	85	2,127

Total Marine		30,647
Media – 4.3%
AMC Networks, Inc. Class A*(a)	247	14,430
Carmike Cinemas, Inc.*	166	5,143
CBS Corp. Class B Non-Voting Shares	2,466	131,931
Cinemark Holdings, Inc.	462	15,726
Comcast Corp. Class A(a)	10,097	543,017
DIRECTV*	3,701	320,211
Discovery Communications, Inc. Class A*(a)	1,055	39,879
Discovery Communications, Inc. Class C*(a)	1,055	39,330
DISH Network Corp. Class A*	1,033	66,711
Entercom Communications Corp. Class A*(a)	734	5,894
Gannett Co., Inc.(a)	1,377	40,856
Harte-Hanks, Inc.(a)	700	4,459
Interpublic Group of Cos., Inc. (The)(a)	1,965	35,999
John Wiley & Sons, Inc. Class A(a)	359	20,143
Liberty Media Corp. Class A*(a)	4,686	221,085
Liberty Media Corp. Class C*(a)	9,370	440,296
Loral Space & Communications, Inc.*(a)	104	7,468
Madison Square Garden Co. (The) Class A*(a)	131	8,662
Meredith Corp.(a)	296	12,669
Morningstar, Inc.(a)	110	7,469
National CineMedia, Inc.(a)	235	3,410
New York Times Co. (The) Class A(a)	463	5,195
News Corp. Class A*(a)	2,651	43,344
Nexstar Broadcasting Group, Inc. Class A(a)	324	13,096
Omnicom Group, Inc.(a)	1,292	88,967
Regal Entertainment Group Class A(a)	427	8,489
Scholastic Corp.(a)	247	7,983
Scripps Networks Interactive, Inc. Class A(a)	644	50,290
Sinclair Broadcast Group, Inc. Class A(a)	426	11,114
Sirius XM Holdings, Inc.*(a)	9,277	32,377
Starz Class A*(a)	819	27,093
Time Warner Cable, Inc.	1,208	173,336
Time Warner, Inc.(a)	4,272	321,297
Time, Inc.*(a)	535	12,535

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Twenty-First Century Fox, Inc. Class A	13,235	$453,828
Viacom, Inc. Class B	2,434	187,272
Walt Disney Co. (The)(a)	7,281	648,227
World Wrestling Entertainment, Inc. Class A(a)	346	4,764

Total Media		4,073,995
Metals & Mining – 0.6%
Alcoa, Inc.(a)	1,007	16,203
Allegheny Technologies, Inc.(a)	192	7,123
Allied Nevada Gold Corp.*(a)	1,180	3,906
Carpenter Technology Corp.(a)	191	8,624
Coeur Mining, Inc.*(a)	158	784
Commercial Metals Co.(a)	704	12,017
Compass Minerals International, Inc.(a)	128	10,788
Freeport-McMoRan, Inc.	6,171	201,483
Gold Resource Corp.(a)	805	4,121
Haynes International, Inc.(a)	73	3,357
Kaiser Aluminum Corp.(a)	87	6,631
Materion Corp.(a)	137	4,202
Nucor Corp.(a)	723	39,244
Reliance Steel & Aluminum Co.(a)	452	30,917
Royal Gold, Inc.(a)	56	3,637
Southern Copper Corp.(a)	5,338	158,272
Steel Dynamics, Inc.(a)	703	15,895
SunCoke Energy, Inc.*(a)	349	7,835
TimkenSteel Corp.	270	12,552
U.S. Silica Holdings, Inc.(a)	222	13,877
Worthington Industries, Inc.(a)	423	15,744

Total Metals & Mining		577,212
Multi-Utilities – 0.8%
Alliant Energy Corp.(a)	462	25,599
Avista Corp.(a)	271	8,274
Black Hills Corp.(a)	113	5,410
CenterPoint Energy, Inc.(a)	1,154	28,238
CMS Energy Corp.(a)	1,297	38,469
Consolidated Edison, Inc.(a)	1,534	86,917
DTE Energy Co.	997	75,852
Integrys Energy Group, Inc.(a)	263	17,048
MDU Resources Group, Inc.(a)	456	12,681
NiSource, Inc.(a)	1,295	53,069
NorthWestern Corp.(a)	214	9,707
PG&E Corp.(a)	1,921	86,522
Public Service Enterprise Group, Inc.	3,678	136,969
SCANA Corp.(a)	668	33,140
Sempra Energy	1,022	107,698
TECO Energy, Inc.(a)	1,024	17,797
Vectren Corp.	322	12,848
Wisconsin Energy Corp.(a)	1,018	43,774

Total Multi-Utilities		800,012
Multiline Retail – 0.7%
Big Lots, Inc.(a)	399	17,177
Dillard’s, Inc. Class A(a)	375	40,868
Dollar General Corp.*	1,456	88,976
Dollar Tree, Inc.*	911	51,080
Investments	Shares	Value

Family Dollar Stores, Inc.(a)	547	$42,250
Kohl’s Corp.(a)	1,357	82,818
Macy’s, Inc.(a)	2,283	132,825
Nordstrom, Inc.(a)	974	66,592
Target Corp.(a)	2,843	178,199

Total Multiline Retail		700,785
Oil, Gas & Consumable Fuels – 8.8%
Alon USA Energy, Inc.(a)	247	3,547
Anadarko Petroleum Corp.	1,857	188,374
Apache Corp.(a)	2,500	234,675
Cabot Oil & Gas Corp.(a)	379	12,390
Carrizo Oil & Gas, Inc.*	163	8,773
Chesapeake Energy Corp.(a)	1,413	32,485
Chevron Corp.	14,574	1,738,970
Cimarex Energy Co.(a)	360	45,551
Cloud Peak Energy, Inc.*(a)	683	8,619
Concho Resources, Inc.*(a)	170	21,316
ConocoPhillips(a)	8,905	681,411
CONSOL Energy, Inc.(a)	520	19,687
Contango Oil & Gas Co.*(a)	86	2,859
Continental Resources, Inc.*(a)	1,240	82,435
CVR Energy, Inc.(a)	693	30,998
Delek U.S. Holdings, Inc.(a)	510	16,891
Denbury Resources, Inc.(a)	2,110	31,713
Energen Corp.	332	23,984
EOG Resources, Inc.	1,094	108,328
EQT Corp.(a)	302	27,645
Exxon Mobil Corp.	30,084	2,829,400
Green Plains, Inc.(a)	210	7,852
Gulfport Energy Corp.*(a)	189	10,093
Hess Corp.(a)	2,149	202,694
HollyFrontier Corp.(a)	2,019	88,190
Kinder Morgan, Inc.(a)	1,242	47,618
Laredo Petroleum, Inc.*(a)	399	8,942
Marathon Oil Corp.	4,129	155,209
Marathon Petroleum Corp.	2,188	185,258
Murphy Oil Corp.(a)	710	40,406
Noble Energy, Inc.	1,329	90,850
Northern Oil and Gas, Inc.*(a)	333	4,735
Oasis Petroleum, Inc.*(a)	346	14,466
Occidental Petroleum Corp.	4,134	397,484
ONEOK, Inc.(a)	508	33,299
PBF Energy, Inc. Class A	648	15,552
Phillips 66	3,979	323,533
Pioneer Natural Resources Co.(a)	217	42,743
QEP Resources, Inc.(a)	487	14,990
Renewable Energy Group, Inc.*(a)	1,128	11,449
Resolute Energy Corp.*(a)	321	2,013
Rex Energy Corp.*(a)	350	4,435
Rosetta Resources, Inc.*	236	10,516
Southwestern Energy Co.*(a)	376	13,141
Spectra Energy Corp.(a)	2,508	98,464
Stone Energy Corp.*(a)	564	17,687
Swift Energy Co.*(a)	342	3,283

See Notes to Financial Statements.

96	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Tesoro Corp.(a)	626	$38,173
Valero Energy Corp.(a)	3,992	184,710
W&T Offshore, Inc.(a)	508	5,588
Western Refining, Inc.(a)	1,063	44,635
Whiting Petroleum Corp.*	617	47,848
Williams Cos., Inc. (The)(a)	1,432	79,261
World Fuel Services Corp.(a)	323	12,894

Total Oil, Gas & Consumable Fuels		8,408,062
Paper & Forest Products – 0.1%
Boise Cascade Co.*	158	4,762
Clearwater Paper Corp.*(a)	184	11,060
International Paper Co.(a)	1,762	84,118
KapStone Paper and Packaging Corp.*	522	14,600
Louisiana-Pacific Corp.*(a)	834	11,334
PH Glatfelter Co.(a)	358	7,858
Schweitzer-Mauduit International, Inc.(a)	112	4,627

Total Paper & Forest Products		138,359
Personal Products – 0.1%
Avon Products, Inc.(a)	925	11,655
Coty, Inc. Class A(a)	534	8,838
Elizabeth Arden, Inc.*(a)	83	1,389
Estee Lauder Cos., Inc. (The) Class A	1,074	80,249
Medifast, Inc.*(a)	167	5,483
Nu Skin Enterprises, Inc. Class A(a)	187	8,421
Revlon, Inc. Class A*(a)	461	14,609
USANA Health Sciences, Inc.*(a)	106	7,808

Total Personal Products		138,452
Pharmaceuticals – 4.3%
AbbVie, Inc.(a)	6,905	398,833
Akorn, Inc.*(a)	217	7,870
Allergan, Inc.	1,075	191,554
Auxilium Pharmaceuticals, Inc.*(a)	188	5,612
Bristol-Myers Squibb Co.(a)	4,336	221,916
Eli Lilly & Co.(a)	7,873	510,564
Impax Laboratories, Inc.*(a)	399	9,460
Johnson & Johnson	12,879	1,372,773
Medicines Co. (The)*(a)	243	5,424
Merck & Co., Inc.	8,282	490,957
Mylan, Inc.*(a)	1,222	55,589
Pfizer, Inc.	24,769	732,419
Prestige Brands Holdings, Inc.*(a)	278	8,999
Salix Pharmaceuticals Ltd.*(a)	162	25,311
Zoetis, Inc.(a)	1,165	43,047

Total Pharmaceuticals		4,080,328
Professional Services – 0.2%
CBIZ, Inc.*(a)	626	4,927
Corporate Executive Board Co. (The)(a)	115	6,908
Dun & Bradstreet Corp. (The)(a)	239	28,075
Equifax, Inc.	385	28,775
FTI Consulting, Inc.*(a)	188	6,572
IHS, Inc. Class A*(a)	114	14,272
Insperity, Inc.(a)	209	5,714
Investments	Shares	Value

Kelly Services, Inc. Class A(a)	249	$3,902
Korn/Ferry International*	247	6,150
Manpowergroup, Inc.(a)	270	18,927
Navigant Consulting, Inc.*(a)	324	4,507
On Assignment, Inc.*	181	4,860
Robert Half International, Inc.(a)	413	20,237
RPX Corp.*(a)	644	8,842
Towers Watson & Co. Class A	261	25,969
Verisk Analytics, Inc. Class A*(a)	458	27,888
WageWorks, Inc.*(a)	74	3,369

Total Professional Services		219,894
Real Estate Investment Trusts (REITs) – 1.0%
Agree Realty Corp.(a)	186	5,093
Alexander’s, Inc.(a)	20	7,478
Alexandria Real Estate Equities, Inc.	104	7,670
American Campus Communities, Inc.	207	7,545
American Tower Corp.	731	68,444
Associated Estates Realty Corp.(a)	506	8,860
AvalonBay Communities, Inc.(a)	26	3,665
BioMed Realty Trust, Inc.(a)	133	2,687
Boston Properties, Inc.	186	21,531
Camden Property Trust	190	13,021
Campus Crest Communities, Inc.(a)	459	2,938
CareTrust REIT, Inc.*(a)	183	2,617
CBL & Associates Properties, Inc.(a)	437	7,822
Chatham Lodging Trust(a)	274	6,324
Corrections Corp. of America(a)	587	20,169
Crown Castle International Corp.(a)	189	15,220
Digital Realty Trust, Inc.(a)	381	23,767
EPR Properties(a)	193	9,781
Equity Lifestyle Properties, Inc.	128	5,422
Essex Property Trust, Inc.(a)	134	23,952
Extra Space Storage, Inc.	234	12,067
Federal Realty Investment Trust(a)	106	12,557
General Growth Properties, Inc.(a)	404	9,514
Geo Group, Inc. (The)(a)	187	7,147
Government Properties Income Trust(a)	167	3,659
HCP, Inc.	2,083	82,716
Health Care REIT, Inc.(a)	195	12,162
Home Properties, Inc.(a)	57	3,320
Hospitality Properties Trust	326	8,753
Host Hotels & Resorts, Inc.(a)	513	10,942
Inland Real Estate Corp.(a)	1,132	11,218
Investors Real Estate Trust	1,054	8,116
Iron Mountain, Inc.(a)	333	10,872
Kimco Realty Corp.(a)	483	10,583
Liberty Property Trust	292	9,712
LTC Properties, Inc.(a)	158	5,829
Macerich Co. (The)	323	20,617
Medical Properties Trust, Inc.(a)	379	4,647
Mid-America Apartment Communities, Inc.(a)	86	5,646
National Health Investors, Inc.(a)	159	9,085
National Retail Properties, Inc.(a)	210	7,260
Omega Healthcare Investors, Inc.(a)	299	10,223

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Piedmont Office Realty Trust, Inc. Class A(a)	301	$5,310
Plum Creek Timber Co., Inc.(a)	485	18,920
Post Properties, Inc.(a)	181	9,293
Potlatch Corp.(a)	162	6,514
PS Business Parks, Inc.(a)	57	4,340
Public Storage	453	75,125
Ramco-Gershenson Properties Trust	295	4,794
Rayonier, Inc.(a)	643	20,023
Realty Income Corp.(a)	377	15,378
Retail Opportunity Investments Corp.(a)	316	4,645
Ryman Hospitality Properties, Inc.(a)	80	3,784
Sabra Health Care REIT, Inc.(a)	239	5,812
Select Income REIT	197	4,738
Senior Housing Properties Trust(a)	515	10,774
Simon Property Group, Inc.(a)	671	110,326
SL Green Realty Corp.(a)	55	5,573
Tanger Factory Outlet Centers, Inc.(a)	193	6,315
Taubman Centers, Inc.(a)	131	9,563
UMH Properties, Inc.(a)	63	598
Universal Health Realty Income Trust(a)	112	4,668
Ventas, Inc.(a)	698	43,241
Vornado Realty Trust	195	19,492
W.P. Carey, Inc.(a)	103	6,568
Washington Prime Group, Inc.(a)	332	5,803
Weyerhaeuser Co.	1,527	48,650

Total Real Estate Investment Trusts (REITs)		990,898
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,107	32,922
Forestar Group, Inc.*(a)	182	3,225
Jones Lang LaSalle, Inc.	156	19,709

Total Real Estate Management & Development		55,856
Road & Rail – 1.1%
AMERCO(a)	127	33,260
Avis Budget Group, Inc.*(a)	110	6,038
Con-way, Inc.	163	7,743
CSX Corp.(a)	5,516	176,843
Genesee & Wyoming, Inc. Class A*(a)	75	7,148
Heartland Express, Inc.(a)	266	6,373
Hertz Global Holdings, Inc.*(a)	1,046	26,558
JB Hunt Transport Services, Inc.(a)	404	29,916
Kansas City Southern(a)	196	23,755
Knight Transportation, Inc.(a)	216	5,916
Landstar System, Inc.(a)	166	11,984
Norfolk Southern Corp.	1,601	178,672
Old Dominion Freight Line, Inc.*	316	22,322
Quality Distribution, Inc.*	622	7,949
Ryder System, Inc.(a)	139	12,506
Saia, Inc.*(a)	171	8,475
Swift Transportation Co.*(a)	726	15,231
Union Pacific Corp.	4,256	461,436
Werner Enterprises, Inc.(a)	220	5,544

Total Road & Rail		1,047,669
Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 2.0%
Advanced Energy Industries, Inc.*(a)	355	$6,671
Altera Corp.(a)	1,243	44,475
Amkor Technology, Inc.*(a)	2,175	18,292
Analog Devices, Inc.(a)	959	47,461
Applied Materials, Inc.(a)	1,867	40,346
Audience, Inc.*(a)	242	1,791
Broadcom Corp. Class A	1,436	58,043
Brooks Automation, Inc.(a)	729	7,662
Cabot Microelectronics Corp.*(a)	75	3,109
Cirrus Logic, Inc.*(a)	592	12,343
Cree, Inc.*(a)	160	6,552
Diodes, Inc.*	323	7,726
Entegris, Inc.*(a)	927	10,661
First Solar, Inc.*(a)	544	35,801
Integrated Device Technology, Inc.*(a)	437	6,970
Integrated Silicon Solution, Inc.(a)	378	5,194
Intel Corp.(a)	30,326	1,055,951
KLA-Tencor Corp.(a)	735	57,903
Lam Research Corp.(a)	222	16,583
Lattice Semiconductor Corp.*	539	4,043
Linear Technology Corp.(a)	680	30,185
Maxim Integrated Products, Inc.(a)	1,384	41,852
Microchip Technology, Inc.(a)	438	20,687
Micron Technology, Inc.*	509	17,438
NVIDIA Corp.(a)	2,580	47,601
OmniVision Technologies, Inc.*(a)	272	7,197
ON Semiconductor Corp.*(a)	510	4,559
Semtech Corp.*(a)	246	6,679
Silicon Laboratories, Inc.*(a)	78	3,170
Skyworks Solutions, Inc.	726	42,144
Synaptics, Inc.*(a)	186	13,615
Teradyne, Inc.(a)	1,113	21,581
Texas Instruments, Inc.	3,242	154,611
Ultratech, Inc.*(a)	104	2,366
Xilinx, Inc.(a)	864	36,590

Total Semiconductors & Semiconductor Equipment		1,897,852
Software – 4.4%
ACI Worldwide, Inc.*(a)	427	8,010
Activision Blizzard, Inc.	5,611	116,653
Adobe Systems, Inc.*(a)	737	50,993
ANSYS, Inc.*(a)	240	18,161
Autodesk, Inc.*(a)	492	27,109
CA, Inc.	2,724	76,109
Cadence Design Systems, Inc.*(a)	2,095	36,055
Citrix Systems, Inc.*	397	28,322
Compuware Corp.	544	5,772
Ebix, Inc.(a)	450	6,381
Electronic Arts, Inc.*	275	9,793
FactSet Research Systems, Inc.(a)	131	15,920
Fair Isaac Corp.(a)	183	10,083
Fortinet, Inc.*	138	3,487
Informatica Corp.*(a)	189	6,471
Intuit, Inc.(a)	812	71,172

See Notes to Financial Statements.

98	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Manhattan Associates, Inc.*	264	$8,823
Mentor Graphics Corp.(a)	357	7,317
Microsoft Corp.	51,240	2,375,486
MicroStrategy, Inc. Class A*(a)	33	4,318
Oracle Corp.(a)	26,486	1,013,884
Progress Software Corp.*(a)	324	7,747
PTC, Inc.*	403	14,871
Red Hat, Inc.*	190	10,668
SolarWinds, Inc.*(a)	221	9,293
Solera Holdings, Inc.(a)	183	10,314
SS&C Technologies Holdings, Inc.*(a)	183	8,032
Symantec Corp.	2,972	69,872
Synopsys, Inc.*	487	19,331
Telenav, Inc.*(a)	462	3,095
TIBCO Software, Inc.*(a)	486	11,484
TiVo, Inc.*(a)	1,020	13,051
Tyler Technologies, Inc.*(a)	83	7,337
VMware, Inc. Class A*(a)	737	69,160

Total Software		4,154,574
Specialty Retail – 2.3%
Aaron’s, Inc.	406	9,874
Abercrombie & Fitch Co. Class A(a)	425	15,445
Advance Auto Parts, Inc.	349	45,475
American Eagle Outfitters, Inc.(a)	1,049	15,231
ANN, Inc.*(a)	218	8,966
Asbury Automotive Group, Inc.*(a)	182	11,724
Ascena Retail Group, Inc.*(a)	695	9,244
AutoNation, Inc.*(a)	514	25,859
AutoZone, Inc.*(a)	183	93,268
Bed Bath & Beyond, Inc.*(a)	1,141	75,112
Best Buy Co., Inc.	1,067	35,841
Brown Shoe Co., Inc.(a)	168	4,558
Buckle, Inc. (The)(a)	292	13,254
Cabela’s, Inc.*(a)	301	17,729
CarMax, Inc.*(a)	808	37,532
Cato Corp. (The) Class A(a)	266	9,166
Chico’s FAS, Inc.(a)	785	11,594
Children’s Place, Inc. (The)(a)	114	5,433
CST Brands, Inc.(a)	235	8,448
Dick’s Sporting Goods, Inc.(a)	427	18,737
DSW, Inc. Class A(a)	342	10,298
Express, Inc.*(a)	731	11,411
Finish Line, Inc. (The) Class A	299	7,484
Foot Locker, Inc.	806	44,854
Francesca’s Holdings Corp.*(a)	345	4,806
GameStop Corp. Class A(a)	668	27,522
Gap, Inc. (The)(a)	2,760	115,064
Genesco, Inc.*(a)	78	5,831
GNC Holdings, Inc. Class A	399	15,457
Group 1 Automotive, Inc.(a)	75	5,453
Guess?, Inc.(a)	599	13,160
hhgregg, Inc.*(a)	212	1,338
Hibbett Sports, Inc.*(a)	79	3,368
Home Depot, Inc. (The)	5,485	503,194
Investments	Shares	Value

L Brands, Inc.(a)	1,111	$74,415
Lithia Motors, Inc. Class A(a)	141	10,672
Lowe’s Cos., Inc.	3,812	201,731
Lumber Liquidators Holdings, Inc.*(a)	110	6,312
Mattress Firm Holding Corp.*(a)	160	9,610
Men’s Wearhouse, Inc. (The)(a)	211	9,963
Monro Muffler Brake, Inc.(a)	80	3,882
O’Reilly Automotive, Inc.*(a)	434	65,256
Outerwall, Inc.*(a)	214	12,005
Penske Automotive Group, Inc.(a)	546	22,162
PetSmart, Inc.(a)	379	26,564
Pier 1 Imports, Inc.(a)	603	7,170
Rent-A-Center, Inc.(a)	293	8,893
Ross Stores, Inc.	885	66,888
Sally Beauty Holdings, Inc.*	701	19,186
Select Comfort Corp.*(a)	320	6,694
Sonic Automotive, Inc. Class A(a)	459	11,250
Stage Stores, Inc.(a)	316	5,407
Staples, Inc.(a)	3,600	43,560
Tiffany & Co.(a)	465	44,784
Tilly’s, Inc. Class A*(a)	251	1,888
TJX Cos., Inc. (The)(a)	2,834	167,688
Tractor Supply Co.(a)	344	21,159
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	113	13,353
Urban Outfitters, Inc.*(a)	570	20,919
Vitamin Shoppe, Inc.*(a)	77	3,418
Williams-Sonoma, Inc.(a)	358	23,832

Total Specialty Retail		2,150,391
Technology Hardware, Storage & Peripherals – 5.4%
3D Systems Corp.*(a)	31	1,437
Apple, Inc.	39,137	3,943,053
Electronics For Imaging, Inc.*(a)	192	8,481
EMC Corp.	9,417	275,541
Hewlett-Packard Co.	16,309	578,480
Lexmark International, Inc. Class A(a)	508	21,590
NCR Corp.*(a)	919	30,704
NetApp, Inc.(a)	1,057	45,409
QLogic Corp.*(a)	616	5,643
SanDisk Corp.(a)	1,052	103,043
Western Digital Corp.	1,640	159,605

Total Technology Hardware, Storage & Peripherals		5,172,986
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.(a)	190	14,729
Coach, Inc.(a)	1,463	52,098
Columbia Sportswear Co.(a)	376	13,453
Crocs, Inc.*	731	9,196
Deckers Outdoor Corp.*(a)	135	13,119
Fossil Group, Inc.*(a)	238	22,348
G-III Apparel Group Ltd.*(a)	142	11,766
Hanesbrands, Inc.	414	44,480
Iconix Brand Group, Inc.*(a)	343	12,671
NIKE, Inc. Class B(a)	2,702	241,018
PVH Corp.	171	20,717
Ralph Lauren Corp.(a)	296	48,760

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	99

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2014

Investments	Shares	Value

Steven Madden Ltd.*(a)	370	$11,925
Under Armour, Inc. Class A*(a)	280	19,348
Vera Bradley, Inc.*(a)	183	3,785
VF Corp.	1,780	117,533
Wolverine World Wide, Inc.(a)	440	11,026

Total Textiles, Apparel & Luxury Goods		667,972
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.(a)	293	3,630
BofI Holding, Inc.*(a)	129	9,380
Capitol Federal Financial, Inc.(a)	264	3,121
Dime Community Bancshares, Inc.(a)	191	2,750
EverBank Financial Corp.(a)	450	7,947
HomeStreet, Inc.(a)	191	3,264
Hudson City Bancorp, Inc.	1,866	18,138
Nationstar Mortgage Holdings, Inc.*(a)	515	17,634
New York Community Bancorp, Inc.(a)	2,558	40,595
Northwest Bancshares, Inc.(a)	460	5,566
Ocwen Financial Corp.*(a)	294	7,697
People’s United Financial, Inc.(a)	1,162	16,814
Provident Financial Services, Inc.(a)	265	4,338
Territorial Bancorp, Inc.(a)	278	5,641
TFS Financial Corp.(a)	351	5,026
Walker & Dunlop, Inc.*(a)	210	2,791
Washington Federal, Inc.(a)	706	14,374

Total Thrifts & Mortgage Finance		168,706
Tobacco – 1.6%
Altria Group, Inc.(a)	11,208	514,895
Lorillard, Inc.	2,034	121,857
Philip Morris International, Inc.	8,580	715,572
Reynolds American, Inc.(a)	2,942	173,578
Universal Corp.(a)	192	8,523

Total Tobacco		1,534,425
Trading Companies & Distributors – 0.3%
Air Lease Corp.(a)	268	8,710
Applied Industrial Technologies, Inc.(a)	317	14,471
Beacon Roofing Supply, Inc.*	131	3,338
CAI International, Inc.*(a)	209	4,044
DXP Enterprises, Inc.*(a)	78	5,747
Fastenal Co.(a)	678	30,442
GATX Corp.(a)	185	10,799
Kaman Corp.(a)	135	5,306
MRC Global, Inc.*	279	6,506
MSC Industrial Direct Co., Inc. Class A(a)	234	19,998
NOW, Inc.*(a)	601	18,276
Rush Enterprises, Inc. Class A*(a)	245	8,195
TAL International Group, Inc.*(a)	294	12,128
Titan Machinery, Inc.*(a)	304	3,949
United Rentals, Inc.*(a)	247	27,442
Veritiv Corp.*	31	1,552
W.W. Grainger, Inc.(a)	242	60,899
Watsco, Inc.(a)	129	11,117
WESCO International, Inc.*(a)	209	16,356

Total Trading Companies & Distributors		269,275
Investments	Shares	Value

Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	456	$7,934
Water Utilities – 0.1%
American States Water Co.(a)	272	8,274
American Water Works Co., Inc.(a)	729	35,160
Aqua America, Inc.(a)	401	9,435
California Water Service Group(a)	413	9,268

Total Water Utilities		62,137
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.(a)	140	1,490
Spok Holdings, Inc.(a)	485	6,310
T-Mobile U.S., Inc.*(a)	522	15,070

Total Wireless Telecommunication Services		22,870
TOTAL COMMON STOCKS (Cost: $74,842,056)		95,252,068
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.4%
United States – 25.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $24,214,802)(c)	24,214,802	24,214,802
TOTAL INVESTMENTS IN SECURITIES – 125.3% (Cost: $99,056,858)		119,466,870
Liabilities in Excess of Cash and Other Assets – (25.3)%		(24,099,292)

NET ASSETS – 100.0%		$95,367,578
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $27,482,407 and the total market value of the collateral held by the Fund was $28,112,058. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,897,256.

See Notes to Financial Statements.

100	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 6.2%
Boeing Co. (The)	10,052	$1,280,424
Honeywell International, Inc.	15,013	1,398,011
Huntington Ingalls Industries, Inc.	433	45,123
Lockheed Martin Corp.	11,093	2,027,578
Northrop Grumman Corp.	4,550	599,508
Precision Castparts Corp.	58	13,739
Raytheon Co.	7,437	755,748
Rockwell Collins, Inc.(a)	2,163	169,795
United Technologies Corp.	18,453	1,948,637

Total Aerospace & Defense		8,238,563
Air Freight & Logistics – 1.6%
C.H. Robinson Worldwide, Inc.(a)	3,536	234,508
Expeditors International of Washington, Inc.	2,730	110,783
FedEx Corp.	1,271	205,203
United Parcel Service, Inc. Class B	16,204	1,592,691

Total Air Freight & Logistics		2,143,185
Airlines – 0.0%
Alaska Air Group, Inc.(a)	1,446	62,959
Auto Components – 0.5%
BorgWarner, Inc.(a)	1,886	99,222
Gentex Corp.(a)	2,270	60,768
Johnson Controls, Inc.	9,561	420,684
Lear Corp.	634	54,784

Total Auto Components		635,458
Automobiles – 0.1%
Harley-Davidson, Inc.	2,556	148,759
Thor Industries, Inc.(a)	831	42,797

Total Automobiles		191,556
Beverages – 5.1%
Brown-Forman Corp. Class B(a)	1,289	116,294
Coca-Cola Co. (The)	87,432	3,729,849
Coca-Cola Enterprises, Inc.	3,529	156,546
PepsiCo, Inc.	30,307	2,821,279

Total Beverages		6,823,968
Biotechnology – 1.2%
Amgen, Inc.	11,827	1,661,220
Building Products – 0.0%
Lennox International, Inc.(a)	543	41,740
Capital Markets – 1.5%
Ameriprise Financial, Inc.	3,395	418,875
Charles Schwab Corp. (The)	11,241	330,373
Eaton Vance Corp.(a)	2,470	93,193
Franklin Resources, Inc.	4,307	235,205
LPL Financial Holdings, Inc.(a)	1,558	71,746
Raymond James Financial, Inc.	1,469	78,709
SEI Investments Co.(a)	1,882	68,053
T. Rowe Price Group, Inc.(a)	4,521	354,447
TD Ameritrade Holding Corp.(a)	8,386	279,841
Investments	Shares	Value

Waddell & Reed Financial, Inc. Class A	1,381	$71,384

Total Capital Markets		2,001,826
Chemicals – 3.3%
Air Products & Chemicals, Inc.	5,216	679,019
Airgas, Inc.(a)	1,210	133,886
Albemarle Corp.(a)	1,180	69,502
Cabot Corp.(a)	989	50,211
CF Industries Holdings, Inc.	946	264,142
Cytec Industries, Inc.	330	15,606
Eastman Chemical Co.(a)	2,339	189,202
Ecolab, Inc.	2,518	289,142
FMC Corp.(a)	977	55,875
Monsanto Co.	7,469	840,337
Mosaic Co. (The)	6,271	278,495
PolyOne Corp.(a)	658	23,412
PPG Industries, Inc.	1,750	344,295
Praxair, Inc.(a)	5,248	676,992
Scotts Miracle-Gro Co. (The) Class A(a)	1,654	90,970
Sherwin-Williams Co. (The)(a)	1,054	230,815
Sigma-Aldrich Corp.	1,075	146,211

Total Chemicals		4,378,112
Commercial Services & Supplies – 0.1%
Cintas Corp.(a)	1,555	109,768
Communications Equipment – 3.0%
Cisco Systems, Inc.	102,595	2,582,316
QUALCOMM, Inc.	19,130	1,430,350

Total Communications Equipment		4,012,666
Construction & Engineering – 0.1%
Fluor Corp.(a)	1,292	86,293
KBR, Inc.	1,481	27,887

Total Construction & Engineering		114,180
Consumer Finance – 1.0%
American Express Co.	10,765	942,368
Discover Financial Services	6,651	428,258

Total Consumer Finance		1,370,626
Containers & Packaging – 0.1%
AptarGroup, Inc.(a)	923	56,026
Ball Corp.	1,389	87,882
Silgan Holdings, Inc.(a)	728	34,216

Total Containers & Packaging		178,124
Distributors – 0.3%
Genuine Parts Co.(a)	3,797	333,035
Pool Corp.(a)	608	32,783

Total Distributors		365,818
Diversified Consumer Services – 0.2%
H&R Block, Inc.	7,294	226,187
Sotheby’s(a)	538	19,217

Total Diversified Consumer Services		245,404
Diversified Financial Services – 0.7%
CBOE Holdings, Inc.(a)	1,163	62,250
CME Group, Inc.	6,675	533,700

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2014

Investments	Shares	Value

McGraw Hill Financial, Inc.	3,850	$325,132

Total Diversified Financial Services		921,082
Electrical Equipment – 1.2%
Acuity Brands, Inc.(a)	205	24,131
AMETEK, Inc.	1,102	55,331
Babcock & Wilcox Co. (The)	1,252	34,668
Emerson Electric Co.	16,968	1,061,857
Hubbell, Inc. Class B	919	110,767
Regal-Beloit Corp.(a)	455	29,234
Rockwell Automation, Inc.(a)	2,707	297,445

Total Electrical Equipment		1,613,433
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	887	88,576
Avnet, Inc.	1,115	46,272
Belden, Inc.	88	5,634
Corning, Inc.	19,694	380,882
FEI Co.(a)	115	8,673
FLIR Systems, Inc.	1,001	31,371
Jabil Circuit, Inc.(a)	2,351	47,420

Total Electronic Equipment, Instruments & Components		608,828
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	4,628	301,098
Bristow Group, Inc.(a)	476	31,987
CARBO Ceramics, Inc.(a)	243	14,393
Diamond Offshore Drilling, Inc.(a)	8,213	281,460
Halliburton Co.	9,595	618,974
National Oilwell Varco, Inc.	5,381	409,494
RPC, Inc.(a)	4,795	105,298
Tidewater, Inc.(a)	815	31,809

Total Energy Equipment & Services		1,794,513
Food & Staples Retailing – 5.3%
Costco Wholesale Corp.	3,245	406,664
CVS Health Corp.	10,922	869,282
PriceSmart, Inc.(a)	113	9,677
Safeway, Inc.(a)	4,088	140,218
Sysco Corp.(a)	12,686	481,434
Wal-Mart Stores, Inc.	55,372	4,234,297
Walgreen Co.	14,741	873,699
Whole Foods Market, Inc.(a)	2,189	83,423

Total Food & Staples Retailing		7,098,694
Food Products – 1.5%
Campbell Soup Co.(a)	6,422	274,412
Flowers Foods, Inc.(a)	2,939	53,960
General Mills, Inc.(a)	13,712	691,770
Hershey Co. (The)	2,359	225,119
Hormel Foods Corp.	2,822	145,023
Ingredion, Inc.(a)	1,269	96,178
Kellogg Co.(a)	7,822	481,835

Total Food Products		1,968,297
Gas Utilities – 0.1%
National Fuel Gas Co.(a)	1,729	121,013
Investments	Shares	Value

Health Care Equipment & Supplies – 3.8%
Abbott Laboratories	33,517	$1,393,972
Baxter International, Inc.	14,916	1,070,521
Becton, Dickinson and Co.	3,342	380,353
C.R. Bard, Inc.	473	67,502
Cooper Cos., Inc. (The)(a)	30	4,673
DENTSPLY International, Inc.	714	32,558
Medtronic, Inc.(a)	18,195	1,127,180
ResMed, Inc.(a)	2,934	144,558
St. Jude Medical, Inc.	4,514	271,427
STERIS Corp.(a)	1,007	54,338
Stryker Corp.	5,155	416,266
West Pharmaceutical Services, Inc.(a)	564	25,245

Total Health Care Equipment & Supplies		4,988,593
Health Care Providers & Services – 1.9%
Aetna, Inc.(a)	4,090	331,290
AmerisourceBergen Corp.(a)	2,909	224,866
Cigna Corp.	100	9,069
Humana, Inc.(a)	1,556	202,731
McKesson Corp.	1,277	248,593
Quest Diagnostics, Inc.(a)	3,082	187,016
UnitedHealth Group, Inc.	14,623	1,261,234
Universal Health Services, Inc. Class B	244	25,498

Total Health Care Providers & Services		2,490,297
Hotels, Restaurants & Leisure – 4.3%
Brinker International, Inc.(a)	1,345	68,313
Cheesecake Factory, Inc. (The)(a)	562	25,571
Cracker Barrel Old Country Store, Inc.(a)	610	62,946
Darden Restaurants, Inc.(a)	5,100	262,446
Dunkin’ Brands Group, Inc.(a)	1,570	70,367
International Game Technology	5,539	93,443
Las Vegas Sands Corp.(a)	13,831	860,427
McDonald’s Corp.	31,479	2,984,524
Starbucks Corp.	9,459	713,776
Yum! Brands, Inc.	8,525	613,629

Total Hotels, Restaurants & Leisure		5,755,442
Household Durables – 0.4%
Harman International Industries, Inc.(a)	910	89,216
Leggett & Platt, Inc.(a)	5,294	184,867
Tupperware Brands Corp.(a)	1,266	87,405
Whirlpool Corp.	1,188	173,032

Total Household Durables		534,520
Household Products – 5.0%
Church & Dwight Co., Inc.	1,653	115,974
Colgate-Palmolive Co.	13,853	903,493
Kimberly-Clark Corp.	8,408	904,449
Procter & Gamble Co. (The)	56,323	4,716,488

Total Household Products		6,640,404
Industrial Conglomerates – 1.4%
3M Co.(a)	11,838	1,677,208
Carlisle Cos., Inc.(a)	703	56,507
Danaher Corp.	905	68,762

See Notes to Financial Statements.

102	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2014

Investments	Shares	Value

Roper Industries, Inc.	463	$67,732

Total Industrial Conglomerates		1,870,209
Insurance – 0.9%
Aflac, Inc.	9,709	565,549
AmTrust Financial Services, Inc.(a)	1,345	53,558
Marsh & McLennan Cos., Inc.	10,743	562,289

Total Insurance		1,181,396
Internet & Catalog Retail – 0.1%
Expedia, Inc.(a)	1,001	87,707
HSN, Inc.(a)	799	49,035

Total Internet & Catalog Retail		136,742
Internet Software & Services – 0.0%
IAC/InterActiveCorp	754	49,689
IT Services – 3.3%
Automatic Data Processing, Inc.	6,922	575,080
Broadridge Financial Solutions, Inc.	1,538	64,027
DST Systems, Inc.	364	30,547
Global Payments, Inc.(a)	82	5,730
International Business Machines Corp.	13,646	2,590,420
Jack Henry & Associates, Inc.(a)	661	36,791
MasterCard, Inc. Class A	2,018	149,170
MAXIMUS, Inc.	189	7,585
Paychex, Inc.(a)	6,935	306,527
Total System Services, Inc.(a)	1,381	42,756
Visa, Inc. Class A	2,253	480,723
Western Union Co. (The)(a)	9,557	153,294

Total IT Services		4,442,650
Leisure Products – 0.5%
Brunswick Corp.(a)	757	31,900
Hasbro, Inc.(a)	3,704	203,701
Mattel, Inc.(a)	10,252	314,224
Polaris Industries, Inc.(a)	790	118,334

Total Leisure Products		668,159
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	2,535	144,444
Techne Corp.(a)	443	41,443

Total Life Sciences Tools & Services		185,887
Machinery – 2.1%
AGCO Corp.(a)	627	28,504
CLARCOR, Inc.(a)	539	34,000
Cummins, Inc.	3,231	426,427
Donaldson Co., Inc.(a)	1,660	67,446
Dover Corp.	2,607	209,420
Flowserve Corp.	983	69,321
Graco, Inc.(a)	795	58,019
IDEX Corp.	1,003	72,587
Illinois Tool Works, Inc.	8,622	727,869
Joy Global, Inc.(a)	1,286	70,139
Kennametal, Inc.(a)	1,083	44,739
Lincoln Electric Holdings, Inc.(a)	1,002	69,273
Nordson Corp.	607	46,175
Investments	Shares	Value

Oshkosh Corp.(a)	937	$41,369
PACCAR, Inc.	4,676	265,948
Pall Corp.(a)	1,342	112,325
Parker-Hannifin Corp.(a)	2,069	236,176
Snap-on, Inc.	905	109,577
Toro Co. (The)(a)	528	31,274
Valmont Industries, Inc.(a)	183	24,692
Wabtec Corp.	182	14,749
Woodward, Inc.(a)	474	22,572

Total Machinery		2,782,601
Media – 3.8%
Comcast Corp. Class A(a)	31,127	1,674,010
Comcast Corp. Special Class A(a)	7,200	385,200
John Wiley & Sons, Inc. Class A(a)	843	47,301
Scripps Networks Interactive, Inc. Class A(a)	778	60,754
Time Warner Cable, Inc.	5,120	734,669
Twenty-First Century Fox, Inc. Class A	10,449	358,296
Twenty-First Century Fox, Inc. Class B	5,697	189,767
Walt Disney Co. (The)	17,582	1,565,325

Total Media		5,015,322
Metals & Mining – 1.3%
Freeport-McMoRan, Inc.	34,642	1,131,061
Southern Copper Corp.(a)	14,016	415,575
Steel Dynamics, Inc.(a)	5,174	116,984

Total Metals & Mining		1,663,620
Multiline Retail – 1.3%
Family Dollar Stores, Inc.(a)	1,790	138,259
Macy’s, Inc.(a)	6,761	393,355
Nordstrom, Inc.	3,622	247,636
Target Corp.(a)	16,076	1,007,644

Total Multiline Retail		1,786,894
Oil, Gas & Consumable Fuels – 6.7%
Apache Corp.	3,516	330,047
Cabot Oil & Gas Corp.(a)	917	29,977
Cimarex Energy Co.	449	56,812
EQT Corp.	205	18,766
Exxon Mobil Corp.	73,788	6,939,761
HollyFrontier Corp.	4,624	201,976
Marathon Oil Corp.	14,284	536,935
Marathon Petroleum Corp.	5,429	459,673
Murphy Oil Corp.(a)	3,425	194,917
Pioneer Natural Resources Co.(a)	69	13,591
QEP Resources, Inc.(a)	455	14,005
SM Energy Co.(a)	91	7,098
Western Refining, Inc.	1,617	67,898

Total Oil, Gas & Consumable Fuels		8,871,456
Personal Products – 0.1%
Avon Products, Inc.(a)	4,488	56,549
Estee Lauder Cos., Inc. (The) Class A	1,874	140,025

Total Personal Products		196,574

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	103

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2014

Investments	Shares	Value

Pharmaceuticals – 1.7%
Allergan, Inc.	558	$99,430
Bristol-Myers Squibb Co.	41,209	2,109,077

Total Pharmaceuticals		2,208,507
Professional Services – 0.2%
Equifax, Inc.	1,531	114,427
Robert Half International, Inc.(a)	2,098	102,802

Total Professional Services		217,229
Real Estate Investment Trusts (REITs) – 0.2%
Corrections Corp. of America(a)	6,376	219,079
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	182	22,994
Road & Rail – 2.6%
CSX Corp.	20,485	656,749
JB Hunt Transport Services, Inc.(a)	900	66,645
Kansas City Southern(a)	742	89,930
Landstar System, Inc.(a)	1,552	112,039
Norfolk Southern Corp.(a)	6,663	743,591
Union Pacific Corp.	16,714	1,812,132

Total Road & Rail		3,481,086
Semiconductors & Semiconductor Equipment – 4.6%
Altera Corp.(a)	3,529	126,268
Analog Devices, Inc.	5,016	248,242
Broadcom Corp. Class A	4,754	192,157
Intel Corp.	104,913	3,653,071
KLA-Tencor Corp.(a)	2,799	220,505
Linear Technology Corp.(a)	3,140	139,385
Maxim Integrated Products, Inc.	6,239	188,667
Microchip Technology, Inc.(a)	3,945	186,322
NVIDIA Corp.(a)	7,690	141,880
Texas Instruments, Inc.	18,028	859,755
Xilinx, Inc.	3,522	149,157

Total Semiconductors & Semiconductor Equipment		6,105,409
Software – 5.7%
Activision Blizzard, Inc.	4,527	94,116
FactSet Research Systems, Inc.(a)	338	41,077
Intuit, Inc.	1,697	148,742
Microsoft Corp.	126,358	5,857,957
Oracle Corp.	37,360	1,430,141
Solera Holdings, Inc.(a)	375	21,135

Total Software		7,593,168
Specialty Retail – 3.6%
Abercrombie & Fitch Co. Class A(a)	1,750	63,595
Advance Auto Parts, Inc.	162	21,109
Buckle, Inc. (The)(a)	744	33,770
Chico’s FAS, Inc.(a)	1,799	26,571
Dick’s Sporting Goods, Inc.(a)	880	38,614
DSW, Inc. Class A(a)	946	28,484
GameStop Corp. Class A(a)	2,370	97,644
Gap, Inc. (The)(a)	9,134	380,796
GNC Holdings, Inc. Class A	973	37,694
Investments	Shares	Value

Home Depot, Inc. (The)	26,136	$2,397,717
Lowe’s Cos., Inc.	14,738	779,935
Penske Automotive Group, Inc.(a)	1,284	52,118
PetSmart, Inc.	1,092	76,538
Ross Stores, Inc.	1,885	142,468
TJX Cos., Inc. (The)	6,303	372,949
Tractor Supply Co.(a)	928	57,081
Williams-Sonoma, Inc.(a)	1,919	127,748

Total Specialty Retail		4,734,831
Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	58,746	5,918,659
EMC Corp.	20,541	601,030
NetApp, Inc.	2,970	127,591
SanDisk Corp.(a)	1,766	172,980

Total Technology Hardware, Storage & Peripherals		6,820,260
Textiles, Apparel & Luxury Goods – 1.2%
Coach, Inc.(a)	6,379	227,156
Hanesbrands, Inc.	1,067	114,638
NIKE, Inc. Class B	7,164	639,029
Ralph Lauren Corp.(a)	568	93,567
VF Corp.	7,285	481,029

Total Textiles, Apparel & Luxury Goods		1,555,419
Tobacco – 2.5%
Altria Group, Inc.	71,333	3,277,038
Trading Companies & Distributors – 0.5%
Fastenal Co.(a)	5,834	261,946
MSC Industrial Direct Co., Inc. Class A(a)	746	63,753
W.W. Grainger, Inc.(a)	969	243,849
Watsco, Inc.(a)	465	40,074

Total Trading Companies & Distributors		609,622
TOTAL COMMON STOCKS (Cost: $121,450,798)		132,806,130
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.0%
United States – 15.0%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $19,911,574)(c)	19,911,574	19,911,574
TOTAL INVESTMENTS IN SECURITIES – 114.8% (Cost: $141,362,372)		152,717,704
Liabilities in Excess of Cash and Other Assets – (14.8)%		(19,726,657)

NET ASSETS – 100.0%		$132,991,047
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)	At September 30, 2014, the total market value of the Fund’s securities on loan was $19,477,769 and the total market value of the collateral held by the Fund was $19,911,574.

See Notes to Financial Statements.

104	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2014

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.6%
AAR Corp.(a)	2,496	$60,278
American Science & Engineering, Inc.(a)	1,439	79,692
Cubic Corp.(a)	832	38,938
Curtiss-Wright Corp.(a)	2,068	136,323
HEICO Corp.(a)	320	14,944
HEICO Corp. Class A	661	26,638
National Presto Industries, Inc.	555	33,694

Total Aerospace & Defense		390,507
Air Freight & Logistics – 0.3%
Forward Air Corp.	1,822	81,680
Auto Components – 1.2%
Cooper Tire & Rubber Co.(a)	6,692	192,060
Standard Motor Products, Inc.(a)	1,993	68,619
Strattec Security Corp.(a)	247	20,094

Total Auto Components		280,773
Banks – 4.3%
Access National Corp.	2,104	34,148
BancFirst Corp.(a)	2,439	152,584
Bank of the Ozarks, Inc.(a)	8,026	252,979
Cardinal Financial Corp.	3,069	52,388
Community Bank System, Inc.(a)	4,362	146,520
ConnectOne Bancorp, Inc.	1,744	33,223
Heartland Financial USA, Inc.(a)	1,787	42,674
Old National Bancorp	18,604	241,294
Pinnacle Financial Partners, Inc.	2,502	90,322

Total Banks		1,046,132
Building Products – 1.3%
AAON, Inc.(a)	2,346	39,905
Apogee Enterprises, Inc.(a)	1,869	74,386
Insteel Industries, Inc.	683	14,043
Simpson Manufacturing Co., Inc.(a)	4,337	126,424
Universal Forest Products, Inc.	1,076	45,956

Total Building Products		300,714
Capital Markets – 4.1%
Calamos Asset Management, Inc. Class A(a)	6,713	75,655
Cohen & Steers, Inc.(a)	6,502	249,937
FXCM, Inc. Class A(a)	4,596	72,847
GAMCO Investors, Inc. Class A	142	10,045
Janus Capital Group, Inc.(a)	32,498	472,521
Pzena Investment Management, Inc. Class A(a)	972	9,283
Westwood Holdings Group, Inc.	1,835	104,026

Total Capital Markets		994,314
Chemicals – 6.2%
A. Schulman, Inc.(a)	4,890	176,823
American Vanguard Corp.(a)	1,665	18,648
Balchem Corp.(a)	811	45,878
Chase Corp.	916	28,506
FutureFuel Corp.(a)	8,764	104,204
Hawkins, Inc.(a)	987	35,493
Investments	Shares	Value

Innophos Holdings, Inc.	5,247	$289,057
Innospec, Inc.	3,018	108,346
KMG Chemicals, Inc.(a)	580	9,443
Koppers Holdings, Inc.(a)	1,569	52,028
Minerals Technologies, Inc.(a)	832	51,343
Olin Corp.(a)	15,685	396,046
Quaker Chemical Corp.(a)	1,231	88,250
Stepan Co.	1,656	73,493
Zep, Inc.	1,766	24,759

Total Chemicals		1,502,317
Commercial Services & Supplies – 11.3%
ABM Industries, Inc.(a)	7,777	199,791
CECO Environmental Corp.(a)	2,177	29,172
Deluxe Corp.(a)	6,544	360,967
Ennis, Inc.	6,925	91,202
G&K Services, Inc. Class A(a)	2,245	124,328
Healthcare Services Group, Inc.(a)	11,031	315,597
Herman Miller, Inc.	6,578	196,353
Interface, Inc.(a)	2,476	39,963
Kimball International, Inc. Class B(a)	2,867	43,148
Knoll, Inc.(a)	8,935	154,665
Matthews International Corp. Class A(a)	1,857	81,504
McGrath RentCorp(a)	4,055	138,681
Mobile Mini, Inc.(a)	5,270	184,292
MSA Safety, Inc.(a)	5,784	285,730
Steelcase, Inc. Class A(a)	14,632	236,892
U.S. Ecology, Inc.	1,765	82,531
UniFirst Corp.	142	13,716
United Stationers, Inc.(a)	3,244	121,877
Viad Corp.	1,864	38,492

Total Commercial Services & Supplies		2,738,901
Communications Equipment – 1.8%
ADTRAN, Inc.(a)	5,616	115,297
InterDigital, Inc.(a)	3,634	144,706
Plantronics, Inc.	2,869	137,081
TESSCO Technologies, Inc.	1,052	30,497

Total Communications Equipment		427,581
Construction & Engineering – 0.3%
Comfort Systems USA, Inc.(a)	2,802	37,967
Primoris Services Corp.(a)	1,601	42,971

Total Construction & Engineering		80,938
Consumer Finance – 0.1%
Cash America International, Inc.(a)	737	32,281
Containers & Packaging – 1.1%
Greif, Inc. Class A	5,895	258,260
Distributors – 0.4%
Core-Mark Holding Co., Inc.(a)	1,930	102,367
Diversified Consumer Services – 0.8%
Carriage Services, Inc.(a)	732	12,685
DeVry Education Group, Inc.(a)	4,416	189,049

Total Diversified Consumer Services		201,734

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2014

Investments	Shares	Value

Diversified Financial Services – 0.2%
Marlin Business Services Corp.	1,571	$28,781
MicroFinancial, Inc.(a)	3,292	26,533

Total Diversified Financial Services		55,314
Diversified Telecommunication Services – 0.3%
Enventis Corp.(a)	4,364	79,337
Electrical Equipment – 1.1%
Allied Motion Technologies, Inc.	507	7,199
AZZ, Inc.(a)	1,892	79,029
Encore Wire Corp.(a)	216	8,012
Franklin Electric Co., Inc.(a)	2,153	74,795
Global Power Equipment Group, Inc.(a)	2,126	31,678
Powell Industries, Inc.	1,128	46,090
Preformed Line Products Co.(a)	391	20,629

Total Electrical Equipment		267,432
Electronic Equipment, Instruments & Components – 4.3%
AVX Corp.(a)	25,599	339,955
Badger Meter, Inc.(a)	1,411	71,185
CTS Corp.(a)	2,128	33,814
Daktronics, Inc.	7,209	88,599
Electro Rent Corp.(a)	7,381	101,636
Littelfuse, Inc.	1,537	130,922
Mesa Laboratories, Inc.(a)	200	11,556
Methode Electronics, Inc.(a)	2,189	80,708
MTS Systems Corp.(a)	1,967	134,267
Park Electrochemical Corp.(a)	2,137	50,326

Total Electronic Equipment, Instruments & Components		1,042,968
Energy Equipment & Services – 0.6%
Gulfmark Offshore, Inc. Class A(a)	4,190	131,356
Food & Staples Retailing – 0.5%
Andersons, Inc. (The)	1,466	92,182
Ingles Markets, Inc. Class A	1,317	31,200

Total Food & Staples Retailing		123,382
Food Products – 2.0%
Alico, Inc.(a)	628	23,927
Cal-Maine Foods, Inc.	758	67,712
Calavo Growers, Inc.(a)	2,531	114,249
J&J Snack Foods Corp.	973	91,034
Lancaster Colony Corp.(a)	1,979	168,769
Lifeway Foods, Inc.(a)	586	8,128
Limoneira Co.	606	14,356

Total Food Products		488,175
Health Care Equipment & Supplies – 2.8%
Analogic Corp.(a)	389	24,881
Atrion Corp.(a)	148	45,142
Cantel Medical Corp.	751	25,819
CONMED Corp.	3,813	140,471
CryoLife, Inc.	1,986	19,602
Hill-Rom Holdings, Inc.(a)	5,661	234,535
LeMaitre Vascular, Inc.	1,565	10,767
Investments	Shares	Value

Meridian Bioscience, Inc.(a)	8,735	$154,522
Utah Medical Products, Inc.	482	23,502

Total Health Care Equipment & Supplies		679,241
Health Care Providers & Services – 0.8%
Chemed Corp.(a)	1,330	136,857
Ensign Group, Inc. (The)(a)	901	31,355
U.S. Physical Therapy, Inc.	978	34,611

Total Health Care Providers & Services		202,823
Health Care Technology – 1.4%
Computer Programs & Systems, Inc.(a)	2,588	148,784
Quality Systems, Inc.(a)	14,302	196,939

Total Health Care Technology		345,723
Hotels, Restaurants & Leisure – 4.1%
Bob Evans Farms, Inc.(a)	4,001	189,407
Churchill Downs, Inc.	1,236	120,510
Einstein Noah Restaurant Group, Inc.	4,247	85,620
Frisch’s Restaurants, Inc.	1,060	29,998
International Speedway Corp. Class A(a)	1,196	37,841
Interval Leisure Group, Inc.(a)	5,788	110,261
Papa John’s International, Inc.	3,483	139,285
Ruth’s Hospitality Group, Inc.	2,892	31,928
Texas Roadhouse, Inc.(a)	8,653	240,900

Total Hotels, Restaurants & Leisure		985,750
Household Durables – 1.6%
Bassett Furniture Industries, Inc.	1,111	15,176
Ethan Allen Interiors, Inc.(a)	2,769	63,133
Hooker Furniture Corp.	1,678	25,522
La-Z-Boy, Inc.	1,973	39,046
Lifetime Brands, Inc.(a)	822	12,585
MDC Holdings, Inc.(a)	6,625	167,745
NACCO Industries, Inc. Class A	719	35,756
Ryland Group, Inc. (The)	957	31,811

Total Household Durables		390,774
Household Products – 0.8%
Orchids Paper Products Co.(a)	2,547	62,554
WD-40 Co.(a)	1,821	123,755

Total Household Products		186,309
Industrial Conglomerates – 0.3%
Raven Industries, Inc.(a)	2,662	64,953
Insurance – 3.5%
AMERISAFE, Inc.(a)	1,014	39,657
Crawford & Co. Class A(a)	5,567	42,977
Employers Holdings, Inc.	1,728	33,264
HCI Group, Inc.(a)	1,817	65,394
Infinity Property & Casualty Corp.(a)	1,368	87,566
National Interstate Corp.(a)	2,605	72,679
Primerica, Inc.(a)	3,990	192,398
RLI Corp.(a)	3,020	130,736
Selective Insurance Group, Inc.(a)	7,755	171,696

Total Insurance		836,367

See Notes to Financial Statements.

106	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2014

Investments	Shares	Value

Internet & Catalog Retail – 0.4%
PetMed Express, Inc.(a)	6,220	$84,592
Internet Software & Services – 1.5%
j2 Global, Inc.(a)	7,123	351,591
IT Services – 2.4%
Computer Task Group, Inc.(a)	1,398	15,518
Convergys Corp.(a)	6,202	110,519
CSG Systems International, Inc.(a)	5,122	134,606
Forrester Research, Inc.(a)	2,249	82,898
Hackett Group, Inc. (The)(a)	3,378	20,133
Heartland Payment Systems, Inc.(a)	1,554	74,157
ManTech International Corp. Class A(a)	4,942	133,187

Total IT Services		571,018
Leisure Products – 0.8%
Arctic Cat, Inc.	677	23,573
Johnson Outdoors, Inc. Class A(a)	724	18,752
Marine Products Corp.(a)	3,365	26,550
Sturm Ruger & Co., Inc.(a)	2,735	133,167

Total Leisure Products		202,042
Machinery – 5.2%
Alamo Group, Inc.(a)	391	16,031
Albany International Corp. Class A	3,103	105,626
Altra Industrial Motion Corp.(a)	2,257	65,814
Astec Industries, Inc.(a)	1,116	40,701
Barnes Group, Inc.(a)	4,034	122,432
CIRCOR International, Inc.	215	14,476
Dynamic Materials Corp.(a)	651	12,402
ESCO Technologies, Inc.(a)	1,614	56,135
Gorman-Rupp Co. (The)(a)	2,010	60,380
Graham Corp.(a)	222	6,383
Hillenbrand, Inc.(a)	8,883	274,396
John Bean Technologies Corp.(a)	2,382	67,006
Kadant, Inc.	920	35,926
L.B. Foster Co. Class A	180	8,269
Lindsay Corp.(a)	524	39,169
NN, Inc.(a)	1,188	31,743
Standex International Corp.	535	39,665
Sun Hydraulics Corp.	1,657	62,287
Tennant Co.	1,326	88,961
Titan International, Inc.(a)	393	4,645
Watts Water Technologies, Inc. Class A	1,622	94,481

Total Machinery		1,246,928
Marine – 0.1%
International Shipholding Corp.(a)	1,786	31,952
Media – 0.9%
Meredith Corp.(a)	4,878	208,778
Metals & Mining – 4.2%
Compass Minerals International, Inc.	3,713	312,932
Haynes International, Inc.(a)	1,465	67,375
Kaiser Aluminum Corp.(a)	2,314	176,373
Materion Corp.(a)	1,845	56,586
Investments	Shares	Value

Olympic Steel, Inc.(a)	215	$4,423
Synalloy Corp.	1,000	17,400
U.S. Silica Holdings, Inc.(a)	5,941	371,372

Total Metals & Mining		1,006,461
Multiline Retail – 0.2%
Fred’s, Inc. Class A(a)	3,587	50,218
Oil, Gas & Consumable Fuels – 2.0%
Adams Resources & Energy, Inc.(a)	429	19,001
Delek U.S. Holdings, Inc.(a)	8,052	266,682
Panhandle Oil and Gas, Inc. Class A(a)	573	34,208
W&T Offshore, Inc.(a)	14,143	155,573

Total Oil, Gas & Consumable Fuels		475,464
Paper & Forest Products – 1.1%
Deltic Timber Corp.(a)	554	34,525
Neenah Paper, Inc.	2,126	113,699
PH Glatfelter Co.(a)	4,437	97,392
Wausau Paper Corp.(a)	3,351	26,573

Total Paper & Forest Products		272,189
Personal Products – 0.3%
Inter Parfums, Inc.	3,009	82,747
Professional Services – 1.5%
Barrett Business Services, Inc.	378	14,927
Corporate Executive Board Co. (The)(a)	2,623	157,564
Exponent, Inc.	661	46,852
Insperity, Inc.(a)	3,358	91,808
Kelly Services, Inc. Class A(a)	1,864	29,209
VSE Corp.	276	13,529

Total Professional Services		353,889
Real Estate Investment Trusts (REITs) – 4.9%
Geo Group, Inc. (The)	9,938	379,830
Getty Realty Corp.(a)	10,245	174,165
National Health Investors, Inc.(a)	7,918	452,435
Potlatch Corp.	4,570	183,760

Total Real Estate Investment Trusts (REITs)		1,190,190
Road & Rail – 2.5%
Celadon Group, Inc.(a)	610	11,865
Con-way, Inc.(a)	3,735	177,412
Heartland Express, Inc.(a)	2,370	56,785
Knight Transportation, Inc.(a)	6,772	185,485
Marten Transport Ltd.(a)	1,094	19,484
Universal Truckload Services, Inc.(a)	1,910	46,317
Werner Enterprises, Inc.(a)	3,753	94,576

Total Road & Rail		591,924
Semiconductors & Semiconductor Equipment – 0.8%
IXYS Corp.(a)	2,144	22,512
Micrel, Inc.(a)	8,378	100,787
Power Integrations, Inc.	1,245	67,118

Total Semiconductors & Semiconductor Equipment		190,417

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	107

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2014

Investments	Shares	Value

Software – 1.8%
Blackbaud, Inc.(a)	4,389	$172,444
Ebix, Inc.(a)	5,681	80,556
Epiq Systems, Inc.(a)	5,630	98,863
Fair Isaac Corp.(a)	325	17,907
Monotype Imaging Holdings, Inc.	2,193	62,106

Total Software		431,876
Specialty Retail – 3.5%
Aaron’s, Inc.	1,563	38,012
Big 5 Sporting Goods Corp.(a)	3,455	32,374
Cato Corp. (The) Class A(a)	1,267	43,661
Destination Maternity Corp.(a)	2,353	36,330
Finish Line, Inc. (The) Class A(a)	3,732	93,412
Group 1 Automotive, Inc.(a)	1,672	121,571
Haverty Furniture Cos., Inc.(a)	1,509	32,881
Lithia Motors, Inc. Class A(a)	1,241	93,931
Monro Muffler Brake, Inc.(a)	1,844	89,490
Pier 1 Imports, Inc.(a)	7,121	84,669
Sonic Automotive, Inc. Class A(a)	1,212	29,706
Stage Stores, Inc.(a)	5,230	89,485
Stein Mart, Inc.(a)	4,646	53,661
Winmark Corp.(a)	84	6,174

Total Specialty Retail		845,357
Technology Hardware, Storage & Peripherals – 0.0%
TransAct Technologies, Inc.(a)	1,241	8,364
Textiles, Apparel & Luxury Goods – 1.7%
Cherokee, Inc.(a)	1,709	31,121
Columbia Sportswear Co.	6,690	239,368
Culp, Inc.(a)	666	12,088
Movado Group, Inc.(a)	987	32,630
Oxford Industries, Inc.(a)	1,066	65,015
Superior Uniform Group, Inc.(a)	1,579	34,186

Total Textiles, Apparel & Luxury Goods		414,408
Thrifts & Mortgage Finance – 1.5%
EverBank Financial Corp.(a)	5,765	101,810
OceanFirst Financial Corp.(a)	3,540	56,321
Oritani Financial Corp.	14,328	201,882

Total Thrifts & Mortgage Finance		360,013
Trading Companies & Distributors – 3.1%
Aceto Corp.(a)	1,927	37,230
Applied Industrial Technologies, Inc.(a)	5,281	241,078
GATX Corp.(a)	5,281	308,252
Houston Wire & Cable Co.(a)	3,999	47,908
Kaman Corp.(a)	2,922	114,834

Total Trading Companies & Distributors		749,302
Wireless Telecommunication Services – 0.3%
Spok Holdings, Inc.	5,585	72,661
TOTAL COMMON STOCKS (Cost: $24,749,097)		24,110,784
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.4%
United States – 30.4%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(b)
(Cost: $7,334,647)(c)	7,334,647	$7,334,647
TOTAL INVESTMENTS IN SECURITIES – 130.2% (Cost: $32,083,744)		31,445,431
Liabilities in Excess of Cash and Other Assets – (30.2)%		(7,300,380)

NET ASSETS – 100.0%		$24,145,051
(a)	Security, or portion thereof, was on loan at September 30, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

(c)

At September 30, 2014, the total market value of the Fund’s securities on loan was $7,235,395 and the total market value of the collateral held by the Fund was $7,413,908. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $79,261.

See Notes to Financial Statements.

108	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2014

	WisdomTree Dividend ex-Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
ASSETS:

Investments, at cost	$1,122,332,058	$107,896,983	$837,418,381	$1,535,853,594	$30,964,366

Investment in affiliates, at cost (Note 7)	1,424,843	101,025	1,355,515	330,484	49,752
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,309,300,645	133,527,253	980,812,443	1,904,427,266	34,495,388

Investment in affiliates, at value (Note 7)	1,437,047	110,395	1,390,488	341,393	54,567

Cash	863,026	32,648	375,049	638,630	5,189

Receivables:

Dividends and interest	2,607,047	129,305	2,331,215	3,017,269	19,320

Capital shares sold	—	—	5,932,543	—	—
Total Assets	1,314,207,765	133,799,601	990,841,738	1,908,424,558	34,574,464
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	125,220,957	20,320,411	72,856,039	71,857,282	7,047,195

Investment securities purchased	1,197,075	—	5,920,218	—	—

Advisory fees (Note 3)	374,865	26,419	283,804	426,959	8,776

Service fees (Note 2)	4,347	417	3,292	6,717	102
Total Liabilities	126,797,244	20,347,247	79,063,353	72,290,958	7,056,073
NET ASSETS	$1,187,410,521	$113,452,354	$911,778,385	$1,836,133,600	$27,518,391
NET ASSETS:

Paid-in capital	$1,106,549,069	$105,538,403	$842,388,518	$1,523,377,556	$29,573,344

Undistributed net investment income	2,462,606	87,534	2,085,145	2,328,151	7,803

Accumulated net realized loss on investments	(108,581,945)	(17,813,223)	(76,124,313)	(58,156,688)	(5,598,593)

Net unrealized appreciation on investments	186,980,791	25,639,640	143,429,035	368,584,581	3,535,837
NET ASSETS	$1,187,410,521	$113,452,354	$911,778,385	$1,836,133,600	$27,518,391
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	16,200,000	1,650,000	15,400,000	25,850,000	450,000
Net asset value per share	$73.30	$68.76	$59.21	$71.03	$61.15
[1]	Market value of securities out on loan were as follows: $143,274,541, $24,452,064, $77,472,354, $72,600,622 and $7,790,121, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	109

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2014

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
ASSETS:

Investments, at cost	$1,278,924,610	$702,773,360	$1,199,118,510	$506,571,511	$417,704,350

Investment in affiliates, at cost (Note 7)	2,085,848	738,535	1,502,571	427,568	1,466,730
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,441,788,067	762,287,516	1,272,505,781	515,650,181	535,968,891

Investment in affiliates, at value (Note 7)	2,145,847	792,378	1,671,171	449,204	1,494,020

Cash	961,833	143,240	609,475	130,025	216,467

Receivables:

Investment securities sold	—	—	—	7,723,121	—

Dividends and interest	3,394,027	704,176	2,130,146	329,114	942,211

Capital shares sold	—	—	—	—	3,569,171
Total Assets	1,448,289,774	763,927,310	1,276,916,573	524,281,645	542,190,760
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	321,534,638	172,952,015	295,449,542	120,607,849	22,327,377

Investment securities purchased	—	—	—	—	3,561,543

Capital shares redeemed	—	—	—	7,725,469	—

Advisory fees (Note 3)	360,998	192,089	319,708	134,385	118,457

Service fees (Note 2)	4,194	2,232	3,713	1,560	1,867
Total Liabilities	321,899,830	173,146,336	295,772,963	128,469,263	26,009,244
NET ASSETS	$1,126,389,944	$590,780,974	$981,143,610	$395,812,382	$516,181,516
NET ASSETS:

Paid-in capital	$999,215,071	$541,792,615	$944,628,993	$394,926,216	$424,881,999

Undistributed net investment income	4,180,154	607,918	3,874,674	153,447	936,115

Accumulated net realized loss on investments	(39,928,737)	(11,187,558)	(40,915,928)	(8,367,587)	(27,928,429)

Net unrealized appreciation on investments	162,923,456	59,567,999	73,555,871	9,100,306	118,291,831
NET ASSETS	$1,126,389,944	$590,780,974	$981,143,610	$395,812,382	$516,181,516
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,400,000	6,750,000	15,100,000	5,200,000	7,250,000
Net asset value per share	$78.22	$87.52	$64.98	$76.12	$71.20
[1]	Market value of securities out on loan were as follows: $333,697,472, $176,295,842, $290,956,337, $120,711,354 and $26,212,219, respectively.

See Notes to Financial Statements.

110	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2014

	WisdomTree Total Earnings Fund	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
ASSETS:

Investments, at cost	$99,056,858	$141,362,372	$32,083,744
Investments in securities, at value (including securities on loan) (Note 2)[1]	119,466,870	152,717,704	31,445,431

Cash	28,996	46,892	10,786

Receivables:

Capital shares sold	3,554,365	1,465,582	—

Dividends and interest	102,939	168,130	31,424
Total Assets	123,153,170	154,398,308	31,487,641
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	24,214,802	19,911,574	7,334,647

Investment securities purchased	3,549,808	1,464,602	—

Advisory fees (Note 3)	20,658	30,604	7,852

Service fees (Note 2)	324	481	91
Total Liabilities	27,785,592	21,407,261	7,342,590
NET ASSETS	$95,367,578	$132,991,047	$24,145,051
NET ASSETS:

Paid-in capital	$79,942,847	$121,726,875	$24,932,604

Undistributed net investment income	71,909	169,581	47,391

Accumulated net realized loss on investments	(5,057,190)	(260,741)	(196,631)

Net unrealized appreciation (depreciation) on investments	20,410,012	11,355,332	(638,313)
NET ASSETS	$95,367,578	$132,991,047	$24,145,051
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,350,000	4,550,000	900,000
Net asset value per share	$70.64	$29.23	$26.83
[1]	Market value of securities out on loan were as follows: $27,482,407, $19,477,769 and $7,235,395, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	111

Statements of Operations (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2014

	WisdomTree Dividend ex-Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
INVESTMENT INCOME:

Dividends	$20,970,805	$1,156,034	$15,960,225	$26,252,781	$232,235

Dividends from affiliates (Note 7)	35,909	2,482	20,840	28,370	461

Securities lending income (Note 2)	658,739	20,666	161,732	86,783	6,205
Total investment income	21,665,453	1,179,182	16,142,797	26,367,934	238,901
EXPENSES:

Advisory fees (Note 3)	2,247,680	152,114	1,655,180	2,600,644	52,058

Service fees (Note 2)	26,026	2,390	19,165	40,867	603

Proxy fees (Note 2)	40,563	3,726	28,386	56,181	1,086
Total expenses	2,314,269	158,230	1,702,731	2,697,692	53,747
Expense waivers (Note 3)	(3,505)	(153)	(1,597)	(1,951)	(62)
Net expenses	2,310,764	158,077	1,701,134	2,695,741	53,685
Net investment income	19,354,689	1,021,105	14,441,663	23,672,193	185,216
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	82,057	27,615	234,355	809,167	573,547

Investment transactions in affiliates (Note 7)	139,876	17,153	113,075	120,430	2,562

In-kind redemptions	3,213,244	2,737,034	1,155,306	36,301,894	2,976,031

In-kind redemptions in affiliates (Note 7)	1,148	3,986	—	3,004	—
Net realized gain	3,436,325	2,785,788	1,502,736	37,234,495	3,552,140
Net change in unrealized appreciation (depreciation)	43,691,145	2,396,135	35,011,902	53,137,812	(2,310,119)
Net realized and unrealized gain on investments	47,127,470	5,181,923	36,514,638	90,372,307	1,242,021
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,482,159	$6,203,028	$50,956,301	$114,044,500	$1,427,237

See Notes to Financial Statements.

112	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2014

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$18,606,278	$4,439,484	$17,385,091	$2,934,638	$6,817,143

Dividends from affiliates (Note 7)	35,472	27,563	34,622	3,920	11,336

Securities lending income (Note 2)	729,108	355,995	615,200	355,820	86,358
Total investment income	19,370,858	4,823,042	18,034,913	3,294,378	6,914,837
EXPENSES:

Advisory fees (Note 3)	2,113,633	1,089,015	2,003,990	833,553	650,080

Service fees (Note 2)	24,474	12,610	23,204	9,652	10,216

Proxy fees (Note 2)	41,076	17,962	45,414	18,148	14,658
Total expenses	2,179,183	1,119,587	2,072,608	861,353	674,954
Expense waivers (Note 3)	(3,612)	(2,646)	(4,262)	(1,424)	(951)
Net expenses	2,175,571	1,116,941	2,068,346	859,929	674,003
Net investment income	17,195,287	3,706,101	15,966,567	2,434,449	6,240,834
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	4,805,683	3,139,304	3,302,162	1,424,420	521,148

Investment transactions in affiliates (Note 7)	155,403	329,807	120,550	101,924	34,674

In-kind redemptions	1,300,952	6,560,366	11,966,261	12,746,078	—

In-kind redemptions in affiliates (Note 7)	186	16,697	18,478	25,111	—
Net realized gain	6,262,224	10,046,174	15,407,451	14,297,533	555,822
Net change in unrealized appreciation (depreciation)	4,931,200	(19,966,001)	(68,784,871)	(42,342,985)	16,349,101
Net realized and unrealized gain (loss) on investments	11,193,424	(9,919,827)	(53,377,420)	(28,045,452)	16,904,923
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,388,711	$(6,213,726)	$(37,410,853)	$(25,611,003)	$23,145,757
[1]	Net of foreign withholding tax of $0, $0, $0, $1,052 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	113

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2014

	WisdomTree Total Earnings Fund	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$821,622	$1,442,741	$290,074

Securities lending income (Note 2)	19,604	28,558	11,640
Total investment income	841,226	1,471,299	301,714
EXPENSES:

Advisory fees (Note 3)	112,028	167,612	47,828

Service fees (Note 2)	1,760	2,634	554

Proxy fees (Note 2)	2,065	4,600	1,233
Total expenses	115,853	174,846	49,615
Net investment income	725,373	1,296,453	252,099
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	169,986	76,565	(1,075)

In-kind redemptions	1,498,559	—	—
Net realized gain (loss)	1,668,545	76,565	(1,075)
Net change in unrealized appreciation (depreciation)	1,029,911	4,983,384	(1,403,151)
Net realized and unrealized gain (loss) on investments	2,698,456	5,059,949	(1,404,226)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,423,829	$6,356,402	$(1,152,127)

See Notes to Financial Statements.

114	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree Earnings 500 Fund		WisdomTree Equity Income Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$19,354,689	$34,670,872	$1,021,105	$1,560,953	$14,441,663	$24,288,276

Net realized gain on investments	3,436,325	134,580,075	2,785,788	2,982,972	1,502,736	56,293,328

Net change in unrealized appreciation on investments	43,691,145	4,421,897	2,396,135	11,982,142	35,011,902	16,131,047
Net increase in net assets resulting from operations	66,482,159	173,672,844	6,203,028	16,526,067	50,956,301	96,712,651
DIVIDENDS:
Net investment income	(17,455,946)	(34,107,009)	(973,011)	(1,541,118)	(12,601,684)	(24,043,110)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	25,235,429	410,993,802	13,631,989	30,553,630	81,487,047	296,356,065

Cost of shares redeemed	(14,663,148)	(517,547,568)	(6,760,294)	(9,541,453)	(5,658,230)	(211,015,650)
Net increase (decrease) in net assets resulting from capital share transactions	10,572,281	(106,553,766)	6,871,695	21,012,177	75,828,817	85,340,415
Net Increase in Net Assets	59,598,494	33,012,069	12,101,712	35,997,126	114,183,434	158,009,956
NET ASSETS:

Beginning of period	$1,127,812,027	$1,094,799,958	$101,350,642	$65,353,516	$797,594,951	$639,584,995

End of period	$1,187,410,521	$1,127,812,027	$113,452,354	$101,350,642	$911,778,385	$797,594,951
Undistributed net investment income included in net assets at end of period	$2,462,606	$563,863	$87,534	$39,440	$2,085,145	$245,166
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,050,000	17,650,000	1,550,000	1,200,000	14,100,000	12,500,000

Shares created	350,000	6,150,000	200,000	500,000	1,400,000	5,500,000

Shares redeemed	(200,000)	(7,750,000)	(100,000)	(150,000)	(100,000)	(3,900,000)
Shares outstanding, end of period	16,200,000	16,050,000	1,650,000	1,550,000	15,400,000	14,100,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree LargeCap Dividend Fund		WisdomTree LargeCap Value Fund		WisdomTree MidCap Dividend Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$23,672,193	$44,197,980	$185,216	$298,265	$17,195,287	$20,319,199

Net realized gain on investments	37,234,495	79,991,054	3,552,140	2,727,371	6,262,224	67,709,866

Net change in unrealized appreciation (depreciation) on investments	53,137,812	148,011,024	(2,310,119)	2,048,743	4,931,200	68,208,212
Net increase (decrease) in net assets resulting from operations	114,044,500	272,200,058	1,427,237	5,074,379	28,388,711	156,237,277
DIVIDENDS:
Net investment income	(21,859,015)	(43,683,007)	(186,003)	(291,377)	(13,109,390)	(20,516,140)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	40,873,814	395,758,079	17,435,834	2,899,364	121,932,184	503,244,191

Cost of shares redeemed	(118,811,659)	(302,494,839)	(17,515,873)	(5,752,855)	(3,969,148)	(186,545,384)
Net increase (decrease) in net assets resulting from capital share transactions	(77,937,845)	93,263,240	(80,039)	(2,853,491)	117,963,036	316,698,807
Net Increase in Net Assets	14,247,640	321,780,291	1,161,195	1,929,511	133,242,357	452,419,944
NET ASSETS:

Beginning of period	$1,821,885,960	$1,500,105,669	$26,357,196	$24,427,685	$993,147,587	$540,727,643

End of period	$1,836,133,600	$1,821,885,960	$27,518,391	$26,357,196	$1,126,389,944	$993,147,587
Undistributed net investment income included in net assets at end of period	$2,328,151	$514,973	$7,803	$8,590	$4,180,154	$94,257
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	26,950,000	25,450,000	450,000	500,000	12,900,000	8,300,000

Shares created	600,000	6,300,000	300,000	50,000	1,550,000	7,150,000

Shares redeemed	(1,700,000)	(4,800,000)	(300,000)	(100,000)	(50,000)	(2,550,000)
Shares outstanding, end of period	25,850,000	26,950,000	450,000	450,000	14,400,000	12,900,000

See Notes to Financial Statements.

116	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree MidCap Earnings Fund		WisdomTree SmallCap Dividend Fund		WisdomTree SmallCap Earnings Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,706,101	$4,200,972	$15,966,567	$25,128,721	$2,434,449	$2,907,203

Net realized gain on investments	10,046,174	36,409,202	15,407,451	90,988,744	14,297,533	45,759,953

Net change in unrealized appreciation (depreciation) on investments	(19,966,001)	40,916,860	(68,784,871)	60,998,846	(42,342,985)	22,070,784
Net increase (decrease) in net assets resulting from operations	(6,213,726)	81,527,034	(37,410,853)	177,116,311	(25,611,003)	70,737,940
DIVIDENDS:
Net investment income	(3,384,077)	(4,021,507)	(13,866,000)	(23,354,614)	(2,368,018)	(2,900,663)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	103,870,006	336,233,479	13,782,217	600,007,486	28,096,620	327,935,354

Cost of shares redeemed	(18,173,697)	(110,699,237)	(43,887,133)	(244,794,543)	(43,876,280)	(136,888,576)
Net increase (decrease) in net assets resulting from capital share transactions	85,696,309	225,534,242	(30,104,916)	355,212,943	(15,779,660)	191,046,778
Net Increase (Decrease) in Net Assets	76,098,506	303,039,769	(81,381,769)	508,974,640	(43,758,681)	258,884,055
NET ASSETS:

Beginning of period	$514,682,468	$211,642,699	$1,062,525,379	$553,550,739	$439,571,063	$180,687,008

End of period	$590,780,974	$514,682,468	$981,143,610	$1,062,525,379	$395,812,382	$439,571,063
Undistributed net investment income included in net assets at end of period	$607,918	$285,894	$3,874,674	$1,774,107	$153,447	$87,016
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,800,000	3,000,000	15,550,000	9,700,000	5,400,000	2,850,000

Shares created	1,150,000	4,100,000	200,000	9,500,000	350,000	4,250,000

Shares redeemed	(200,000)	(1,300,000)	(650,000)	(3,650,000)	(550,000)	(1,700,000)
Shares outstanding, end of period	6,750,000	5,800,000	15,100,000	15,550,000	5,200,000	5,400,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	117

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Total Earnings Fund		WisdomTree U.S. Dividend Growth Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (unaudited)	For the Period May 22, 2013* through March 31, 2014
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,240,834	$9,634,825	$725,373	$1,085,874	$1,296,453	$1,127,369

Net realized gain on investments	555,822	13,208,775	1,668,545	2,189,435	76,565	1,942,703

Net change in unrealized appreciation on investments	16,349,101	37,963,223	1,029,911	9,270,484	4,983,384	6,371,948
Net increase in net assets resulting from operations	23,145,757	60,806,823	3,423,829	12,545,793	6,356,402	9,442,020
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(5,511,000)	(9,428,544)	(682,004)	(1,072,580)	(1,215,495)	(1,038,746)

Capital gains	—	—	—	—	—	(6,237)
Total dividends and distributions	(5,511,000)	(9,428,544)	(682,004)	(1,072,580)	(1,215,495)	(1,044,983)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	78,591,973	105,020,893	24,912,390	12,963,067	23,048,584	111,446,892

Cost of shares redeemed	—	(33,082,009)	(3,461,005)	(6,590,806)	—	(15,042,473)
Net increase in net assets resulting from capital share transactions	78,591,973	71,938,884	21,451,385	6,372,261	23,048,584	96,404,419
Net Increase in Net Assets	96,226,730	123,317,163	24,193,210	17,845,474	28,189,491	104,801,456
NET ASSETS:

Beginning of period	$419,954,786	$296,637,623	$71,174,368	$53,328,894	$104,801,556	$100

End of period	$516,181,516	$419,954,786	$95,367,578	$71,174,368	$132,991,047	$104,801,556
Undistributed net investment income included in net assets at end of period	$936,115	$206,281	$71,909	$28,540	$169,581	$88,623
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,150,000	5,000,000	1,050,000	950,000	3,750,000	4

Shares created	1,100,000	1,650,000	350,000	200,000	800,000	4,300,000

Shares redeemed	—	(500,000)	(50,000)	(100,000)	—	(550,004)
Shares outstanding, end of period	7,250,000	6,150,000	1,350,000	1,050,000	4,550,000	3,750,000
*	Commencement of operations.

See Notes to Financial Statements.

118	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree U.S. SmallCap Dividend Growth Fund
	For the Six Months Ended September 30, 2014 (unaudited)	For the Period July 25, 2013* through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$252,099	$209,941

Net realized gain (loss) on investments	(1,075)	1,003,327

Net change in unrealized appreciation (depreciation) on investments	(1,403,151)	764,838
Net increase (decrease) in net assets resulting from operations	(1,152,127)	1,978,106
DIVIDENDS:
Net investment income	(243,000)	(171,649)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,377,185	30,814,169

Cost of shares redeemed	—	(8,457,733)
Net increase in net assets resulting from capital share transactions	1,377,185	22,356,436
Net Increase (Decrease) in Net Assets	(17,942)	24,162,893
NET ASSETS:

Beginning of period	$24,162,993	$100

End of period	$24,145,051	$24,162,993
Undistributed net investment income included in net assets at end of period	$47,391	$38,292
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	850,000	4

Shares created	50,000	1,150,000

Shares redeemed	—	(300,004)
Shares outstanding, end of period	900,000	850,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	119

Financial Highlights

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$70.27	$62.03	$54.81	$50.13	$42.76	$26.74
Investment operations:
Net investment income[1]	1.19	2.00	2.27	2.06	1.81	1.60
Net realized and unrealized gain	2.91	8.22	7.36	4.31	7.25	16.01
Total from investment operations	4.10	10.22	9.63	6.37	9.06	17.61
Dividends to shareholders:
Net investment income	(1.07)	(1.98)	(2.41)	(1.69)	(1.69)	(1.59)
Net asset value, end of period	$73.30	$70.27	$62.03	$54.81	$50.13	$42.76

TOTAL RETURN[2]	5.85%	16.75%	18.18%	12.99%	21.68%	66.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,187,411	$1,127,812	$1,094,800	$1,268,812	$343,382	$190,277
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.27%[5]	3.06%	4.08%	4.05%	3.99%	4.32%
Portfolio turnover rate[6]	1%	35%	34%	38%	5%	57%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$65.39	$54.46	$49.42	$45.59	$40.75	$27.77
Investment operations:
Net investment income[1]	0.64	1.14	1.04	0.88	0.77	0.68
Net realized and unrealized gain	3.34	10.88	5.10	3.84	4.84	12.98
Total from investment operations	3.98	12.02	6.14	4.72	5.61	13.66
Dividends to shareholders:
Net investment income	(0.61)	(1.09)	(1.10)	(0.89)	(0.77)	(0.68)
Net asset value, end of period	$68.76	$65.39	$54.46	$49.42	$45.59	$40.75

TOTAL RETURN[2]	6.08%	22.24%	12.66%	10.60%	13.99%	49.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$113,452	$101,351	$65,354	$69,187	$63,832	$77,422
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.88%[5]	1.89%	2.12%	1.98%	1.87%	1.95%
Portfolio turnover rate[6]	1%	15%	13%	16%	12%	21%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.38% and 0.28%, and the expense ratio (prior to expense waivers) would have been 0.38% and 0.28%, for WisdomTree Dividend ex-Financials Fund and WisdomTree Earnings 500 Fund, respectively.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

120	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$56.57	$51.17	$44.81	$40.52	$35.12	$22.98
Investment operations:
Net investment income[1]	0.97	1.77	1.82	1.66	1.61	1.17
Net realized and unrealized gain	2.52	5.37	6.40	4.15	5.33	12.16
Total from investment operations	3.49	7.14	8.22	5.81	6.94	13.33
Dividends to shareholders:
Net investment income	(0.85)	(1.74)	(1.86)	(1.52)	(1.54)	(1.19)
Net asset value, end of period	$59.21	$56.57	$51.17	$44.81	$40.52	$35.12

TOTAL RETURN[2]	6.18%	14.24%	18.83%	14.66%	20.24%	58.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$911,778	$797,595	$639,585	$427,918	$178,273	$122,907
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.32%[5]	3.31%	3.91%	3.99%	4.25%	3.72%
Portfolio turnover rate[6]	1%	30%	28%	22%	8%	25%

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$67.60	$58.94	$52.98	$48.31	$42.56	$29.86
Investment operations:
Net investment income[1]	0.90	1.65	1.61	1.45	1.33	1.10
Net realized and unrealized gain	3.36	8.64	6.00	4.59	5.68	12.69
Total from investment operations	4.26	10.29	7.61	6.04	7.01	13.79
Dividends to shareholders:
Net investment income	(0.83)	(1.63)	(1.65)	(1.37)	(1.26)	(1.09)
Net asset value, end of period	$71.03	$67.60	$58.94	$52.98	$48.31	$42.56

TOTAL RETURN[2]	6.31%	17.70%	14.69%	12.82%	16.83%	46.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,836,134	$1,821,886	$1,500,106	$1,205,215	$611,094	$412,809
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.55%[5]	2.62%	2.97%	3.02%	3.04%	2.89%
Portfolio turnover rate[6]	1%	11%	14%	14%	5%	17%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.38% and 0.28%, and the expense ratio (prior to expense waivers) would have been 0.38% and 0.28%, for WisdomTree Equity Income Fund and WisdomTree LargeCap Dividend Fund, respectively.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	121

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010*
Net asset value, beginning of period	$58.57	$48.86	$44.31	$43.02	$37.01	$24.24
Investment operations:
Net investment income[1]	0.41	0.61	1.02	0.75	0.49	0.65
Net realized and unrealized gain	2.58	9.70	4.56	1.26	6.04	12.75
Total from investment operations	2.99	10.31	5.58	2.01	6.53	13.40
Dividends to shareholders:
Net investment income	(0.41)	(0.60)	(1.03)	(0.72)	(0.52)	(0.63)
Net asset value, end of period	$61.15	$58.57	$48.86	$44.31	$43.02	$37.01

TOTAL RETURN[2]	5.10%	21.20%	12.81%	4.83%	17.86%	55.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,518	$26,357	$24,428	$31,015	$25,812	$35,164
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.35%[5]	1.14%	2.26%	1.84%	1.33%	2.01%
Portfolio turnover rate[6]	62%	67%	65%	62%	6%	71%

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$76.99	$65.15	$56.25	$54.01	$46.08	$26.80
Investment operations:
Net investment income[1]	1.23	1.83	1.99	1.47	1.53	1.29
Net realized and unrealized gain	0.93	11.82	8.91	2.17	7.79	19.22
Total from investment operations	2.16	13.65	10.90	3.64	9.32	20.51
Dividends to shareholders:
Net investment income	(0.93)	(1.81)	(2.00)	(1.40)	(1.39)	(1.23)
Net asset value, end of period	$78.22	$76.99	$65.15	$56.25	$54.01	$46.08

TOTAL RETURN[2]	2.79%	21.24%	19.96%	6.99%	20.60%	77.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,126,390	$993,148	$540,728	$345,963	$256,552	$122,121
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.09%[5]	2.58%	3.46%	2.81%	3.16%	3.34%
Portfolio turnover rate[6]	2%	32%	33%	29%	10%	11%
*

This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.38% and the expense ratio (prior to expense waivers) would have been 0.38% for both WisdomTree LargeCap Value Fund and WisdomTree MidCap Dividend Fund.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

122	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$88.74	$70.55	$61.00	$58.75	$47.22	$26.19
Investment operations:
Net investment income[1]	0.58	1.00	1.09	0.62	0.73	0.61
Net realized and unrealized gain (loss)	(1.28)	18.11	9.54	2.20	11.50	20.92
Total from investment operations	(0.70)	19.11	10.63	2.82	12.23	21.53
Dividends to shareholders:
Net investment income	(0.52)	(0.92)	(1.08)	(0.57)	(0.70)	(0.50)
Net asset value, end of period	$87.52	$88.74	$70.55	$61.00	$58.75	$47.22

TOTAL RETURN[2]	(0.81)%	27.26%	17.75%	4.92%	26.15%	82.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$590,781	$514,682	$211,643	$158,596	$105,745	$54,306
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.29%[5]	1.24%	1.80%	1.11%	1.45%	1.54%
Portfolio turnover rate[6]	2%	41%	39%	38%	18%	19%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$68.33	$57.07	$49.03	$48.66	$42.39	$24.06
Investment operations:
Net investment income[1]	1.03	1.85	1.87	1.68	1.72	1.49
Net realized and unrealized gain (loss)	(3.48)	11.10	8.14	0.34	6.14	18.28
Total from investment operations	(2.45)	12.95	10.01	2.02	7.86	19.77
Dividends to shareholders:
Net investment income	(0.90)	(1.69)	(1.97)	(1.65)	(1.59)	(1.44)
Net asset value, end of period	$64.98	$68.33	$57.07	$49.03	$48.66	$42.39

TOTAL RETURN[2]	(3.64)%	22.99%	21.06%	4.50%	18.96%	83.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$981,144	$1,062,525	$553,551	$313,791	$248,171	$154,724
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.03%[5]	2.93%	3.71%	3.69%	3.86%	4.21%
Portfolio turnover rate[6]	2%	42%	49%	31%	11%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.38% and the expense ratio (prior to expense waivers) would have been 0.38% for both WisdomTree MidCap Earnings Fund and WisdomTree SmallCap Dividend Fund.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	123

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$81.40	$63.40	$56.59	$54.97	$44.33	$23.25
Investment operations:
Net investment income[1]	0.45	0.73	1.03	0.74	0.65	0.37
Net realized and unrealized gain (loss)	(5.29)	17.95	6.86	1.59	10.60	20.96
Total from investment operations	(4.84)	18.68	7.89	2.33	11.25	21.33
Dividends to shareholders:
Net investment income	(0.44)	(0.68)	(1.08)	(0.71)	(0.61)	(0.25)
Net asset value, end of period	$76.12	$81.40	$63.40	$56.59	$54.97	$44.33

TOTAL RETURN[2]	(5.97)%	29.55%	14.20%	4.39%	25.57%	91.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$395,812	$439,571	$180,687	$147,127	$134,672	$95,306
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.39%[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.11%[5]	0.98%	1.83%	1.43%	1.37%	0.97%
Portfolio turnover rate[6]	2%	61%	50%	41%	19%	16%

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$68.29	$59.33	$53.04	$48.84	$42.89	$29.26
Investment operations:
Net investment income[1]	0.95	1.68	1.65	1.47	1.37	1.14
Net realized and unrealized gain	2.80	8.91	6.32	4.15	5.92	13.61
Total from investment operations	3.75	10.59	7.97	5.62	7.29	14.75
Dividends to shareholders:
Net investment income	(0.84)	(1.63)	(1.68)	(1.42)	(1.34)	(1.12)
Net asset value, end of period	$71.20	$68.29	$59.33	$53.04	$48.84	$42.89

TOTAL RETURN[2]	5.50%	18.10%	15.39%	11.81%	17.37%	50.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$516,182	$419,955	$296,638	$243,985	$170,948	$132,971
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.29%[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.69%[5]	2.65%	3.05%	3.03%	3.10%	3.01%
Portfolio turnover rate[6]	1%	12%	13%	15%	6%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.38% and 0.28%, and the expense ratio (prior to expense waivers) would have been 0.38% and 0.28%, for WisdomTree SmallCap Earnings Fund and WisdomTree Total Dividend Fund, respectively.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

124	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of period	$67.79	$56.14	$50.62	$47.12	$41.56	$27.52
Investment operations:
Net investment income[1]	0.64	1.12	1.07	0.88	0.77	0.70
Net realized and unrealized gain	2.77	11.63	5.51	3.58	5.55	14.03
Total from investment operations	3.41	12.75	6.58	4.46	6.32	14.73
Dividends to shareholders:
Net investment income	(0.56)	(1.10)	(1.06)	(0.96)	(0.76)	(0.69)
Net asset value, end of period	$70.64	$67.79	$56.14	$50.62	$47.12	$41.56

TOTAL RETURN[2]	5.02%	22.89%	13.23%	9.74%	15.44%	53.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$95,368	$71,174	$53,329	$43,026	$54,193	$47,789
Ratios to average net assets of:
Expenses, net of expense waivers	0.29%[3,4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.29%[3,4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.81%[4]	1.81%	2.10%	1.90%	1.82%	1.92%
Portfolio turnover rate[5]	1%	13%	13%	12%	9%	16%

WisdomTree U.S. Dividend Growth Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$27.95	$24.86
Investment operations:
Net investment income[1]	0.31	0.48
Net realized and unrealized gain	1.26	3.02
Total from investment operations	1.57	3.50
Dividends and distributions to shareholders:
Net investment income	(0.29)	(0.41)
Capital gains	—	(0.00)[6]
Total dividends and distributions to shareholders	(0.29)	(0.41)
Net asset value, end of period	$29.23	$27.95

TOTAL RETURN[2]	5.62%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$132,991	$104,802
Ratios to average net assets of:
Expenses	0.29%[4,7]	0.28%[4]
Net investment income	2.17%[4]	2.11%[4]
Portfolio turnover rate[5]	1%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower for the WisdomTree Total Earnings Fund if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.28% and the expense ratio (prior to expense waivers) would have been 0.28%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	125

Financial Highlights (concluded)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Dividend Growth Fund	For the Six Months Ended September 30, 2014 (unaudited)	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$28.43	$25.02
Investment operations:
Net investment income[1]	0.28	0.34
Net realized and unrealized gain (loss)	(1.61)	3.32
Total from investment operations	(1.33)	3.66
Dividends to shareholders:
Net investment income	(0.27)	(0.25)
Net asset value, end of period	$26.83	$28.43

TOTAL RETURN[2]	(4.71)%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,145	$24,163
Ratios to average net assets of:
Expenses	0.39%[3,4]	0.38%[4]
Net investment income	2.00%[4]	1.82%[4]
Portfolio turnover rate[5]	1%	71%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.38%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

126	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

WisdomTree Domestic Earnings and Dividend Funds	127

Notes to Financial Statements (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair value service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer

128	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing each Fund’s assets:

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,184,079,688	$—	$—
Exchange-Traded Funds	1,437,047	—	—
Investment of Cash Collateral for Securities Loaned	—	125,220,957	—
Total	$1,185,516,735	$125,220,957	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$113,206,842	$—	$—
Exchange-Traded Fund	110,395	—	—
Investment of Cash Collateral for Securities Loaned	—	20,320,411	—
Total	$113,317,237	$20,320,411	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$907,956,404	$—	$—
Exchange-Traded Fund	1,390,488	—	—
Investment of Cash Collateral for Securities Loaned	—	72,856,039	—
Total	$909,346,892	$72,856,039	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,832,569,984	$—	$—
Exchange-Traded Fund	341,393	—	—
Investment of Cash Collateral for Securities Loaned	—	71,857,282	—
Total	$1,832,911,377	$71,857,282	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,448,193	$—	$—
Exchange-Traded Funds	54,567	—	—
Investment of Cash Collateral for Securities Loaned	—	7,047,195	—
Total	$27,502,760	$7,047,195	$—

WisdomTree Domestic Earnings and Dividend Funds	129

Notes to Financial Statements (unaudited) (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,120,253,429	$—	$—
Exchange-Traded Fund	2,145,847	—	—
Investment of Cash Collateral for Securities Loaned	—	321,534,638	—
Total	$1,122,399,276	$321,534,638	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$589,335,501	$—	$—
Exchange-Traded Fund	792,378	—	—
Investment of Cash Collateral for Securities Loaned	—	172,952,015	—
Total	$590,127,879	$172,952,015	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$977,056,239	$—	$—
Exchange-Traded Fund	1,671,171	—	—
Investment of Cash Collateral for Securities Loaned	—	295,449,542	—
Total	$978,727,410	$295,449,542	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$395,042,332	$—	$—
Exchange-Traded Fund	449,204	—	—
Investment of Cash Collateral for Securities Loaned	—	120,607,849	—
Total	$395,491,536	$120,607,849	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$513,641,514	$—	$—
Exchange-Traded Fund	1,494,020	—	—
Investment of Cash Collateral for Securities Loaned	—	22,327,377	—
Total	$515,135,534	$22,327,377	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$95,252,068	$—	$—
Investment of Cash Collateral for Securities Loaned	—	24,214,802	—
Total	$95,252,068	$24,214,802	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$132,806,130	$—	$—
Investment of Cash Collateral for Securities Loaned	—	19,911,574	—
Total	$132,806,130	$19,911,574	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,110,784	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,334,647	—
Total	$24,110,784	$7,334,647	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

There were no Level 3 securities at or during the six months ended September 30, 2014.

130	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

There were no transfers into or out of any fair value measurement levels during the six months ended September 30, 2014.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the six months ended September 30, 2014.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Under the Investment Advisory Agreement for each Fund, except U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

During the six months ended September 30, 2014, the Trust incurred expenses pertaining to proxy printing, mailing and solicitation. These proxy expenses are not paid by WTAM. During the period, each Fund in the Trust borne its pro rate allocation of these proxy expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service

WisdomTree Domestic Earnings and Dividend Funds	131

Notes to Financial Statements (unaudited) (continued)

and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a ‘‘Borrower’’). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. As of September 30, 2014, the Funds had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dividend ex-Financials Fund	0.38%
Earnings 500 Fund	0.28%

132	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fee Rate
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
LargeCap Value Fund	0.38%
MidCap Dividend Fund	0.38%
MidCap Earnings Fund	0.38%
SmallCap Dividend Fund	0.38%
SmallCap Earnings Fund	0.38%
Total Dividend Fund	0.28%
Total Earnings Fund	0.28%
U.S. Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. For the six months ended September 30, 2014, WTAM waived its advisory fees for each Fund’s investment associated with daily uninvested cash in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The table below indicates the waiver. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Dividend ex-Financials Fund	$3,505
Earnings 500 Fund	153
Equity Income Fund	1,597
LargeCap Dividend Fund	1,951
LargeCap Value Fund	62
MidCap Dividend Fund	3,612
MidCap Earnings Fund	2,646
SmallCap Dividend Fund	4,262
SmallCap Earnings Fund	1,424
Total Dividend Fund	951
Total Earnings Fund	—
U.S. Dividend Growth Fund	—
U.S. SmallCap Dividend Growth Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2014, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

Fund	Purchases	Sales
Dividend ex-Financials Fund	$12,856,026	$11,419,915
Earnings 500 Fund	921,102	900,163
Equity Income Fund	7,898,235	6,394,414
LargeCap Dividend Fund	17,039,092	15,401,410

WisdomTree Domestic Earnings and Dividend Funds	133

Notes to Financial Statements (unaudited) (continued)

Fund	Purchases	Sales
LargeCap Value Fund	$16,931,759	$18,851,633
MidCap Dividend Fund	25,093,696	19,282,657
MidCap Earnings Fund	13,934,768	11,502,114
SmallCap Dividend Fund	23,664,553	20,765,341
SmallCap Earnings Fund	8,419,385	7,552,452
Total Dividend Fund	4,816,338	4,070,408
Total Earnings Fund	839,638	734,357
U.S. Dividend Growth Fund	999,669	852,596
U.S. SmallCap Dividend Growth Fund	148,090	122,994

For the six months ended September 30, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Dividend ex-Financials Fund	$25,176,485	$14,624,149
Earnings 500 Fund	13,615,253	6,743,076
Equity Income Fund	81,377,965	5,653,844
LargeCap Dividend Fund	40,839,554	118,652,436
LargeCap Value Fund	17,404,948	15,532,623
MidCap Dividend Fund	121,767,982	3,959,730
MidCap Earnings Fund	103,161,507	18,025,244
SmallCap Dividend Fund	13,742,748	43,746,975
SmallCap Earnings Fund	27,955,828	44,730,673
Total Dividend Fund	78,484,821	—
Total Earnings Fund	24,831,025	3,451,165
U.S. Dividend Growth Fund	23,018,195	—
U.S. SmallCap Dividend Growth Fund	1,374,644	—

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend ex-Financials Fund	$1,142,530,038	$210,551,432	$(42,343,778)	$168,207,654
Earnings 500 Fund	108,639,835	26,141,137	(1,143,324)	24,997,813
Equity Income Fund	850,512,403	149,167,866	(17,477,338)	131,690,528
LargeCap Dividend Fund	1,546,260,132	376,370,036	(17,861,509)	358,508,527
LargeCap Value Fund	31,014,590	3,934,340	(398,975)	3,535,365
MidCap Dividend Fund	1,295,097,400	181,267,249	(32,430,735)	148,836,514
MidCap Earnings Fund	709,188,328	73,550,977	(19,659,411)	53,891,566
SmallCap Dividend Fund	1,217,164,573	114,866,168	(57,853,789)	57,012,379
SmallCap Earnings Fund	514,445,150	39,714,523	(38,060,288)	1,654,235
Total Dividend Fund	422,568,153	120,919,308	(6,024,550)	114,894,758
Total Earnings Fund	99,526,179	20,904,984	(964,293)	19,940,691
U.S. Dividend Growth Fund	141,705,066	13,052,009	(2,039,371)	11,012,638
U.S. SmallCap Dividend Growth Fund	32,265,099	1,536,219	(2,355,887)	(819,668)

134	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by or an affiliate of WTAM. Transactions with affiliated funds during the six months ended September 30, 2014 are as follows:

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2014	Dividend Income
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$1,237,251	$4,865,482	$5,453,024	$719,813	$18,091
WisdomTree MidCap Dividend Fund	1,241,709	4,851,703	5,405,954	717,234	17,818
Total	$2,478,960	$9,717,185	$10,858,978	$1,437,047	$35,909

Earnings 500 Fund
WisdomTree Equity Income Fund	$64,716	$840,177	$811,256	$110,395	$2,482

Equity Income Fund
WisdomTree Total Dividend Fund	$2,023,930	$4,512,930	$5,229,096	$1,390,488	$20,840

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$1,140,905	$10,096,615	$11,013,416	$341,393	$28,370

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$30,480	$95,765	$90,906	$38,286	$360
WisdomTree MidCap Earnings Fund	13,064	40,971	37,921	16,281	101
Total	$43,544	$136,736	$128,827	$54,567	$461

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,814,035	$8,947,572	$8,766,060	$2,145,847	$35,472

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,818,720	$496,186	$2,631,409	$792,378	$27,563

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$3,346,162	$3,563,389	$5,263,855	$1,671,171	$34,622

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$600,672	$1,153,276	$1,303,343	$449,204	$3,920

Total Dividend Fund
WisdomTree Total Earnings Fund	$1,007,099	$3,195,491	$2,746,904	$1,494,020	$11,336

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Domestic Earnings and Dividend Funds	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to WisdomTree Dividend ex-Financials Fund, WisdomTree Earnings 500 Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree LargeCap Value Fund, WisdomTree MidCap Dividend Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Dividend Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Total Dividend Fund, WisdomTree Total Earnings Fund, WisdomTree U.S. Dividend Growth Fund, and the WisdomTree U.S. SmallCap Dividend Growth Fund (each, a “Fund” and together, the “Funds”)

At a meeting of the Board of Trustees of the WisdomTree Trust (the “Trust”) held on September 18-19, 2014, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management (“WTAM”) and the Trust on behalf of the Funds, pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”) and the Sub-Investment Advisory Agreement (the “ Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM” or “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On March 20, 2014 and June 24, 2014, a committee of Independent Trustees (the “Contracts Review Committee”), with independent legal counsel, met with representatives from WTAM to discuss the types of information the Independent Trustees required and the manner in which fund management would organize and present such information. At a meeting held on August 8, 2014, representatives from WTAM presented preliminary information to the Board relating to the continuance of the Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the meeting held on September 18-19, 2014.

The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed WTAM’s role as index provider to the Funds. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws and the implementation of Board directives as they relate to the Funds. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio

The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

136	WisdomTree Domestic Earnings and Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

The Board discussed the Funds’ performance, noting that each Fund seeks to track its own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the Funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to differences in assets under management, the unique history of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee from the relevant Funds) and not the Funds.

Based on this review and the other factors considered at the meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. Since WTAM, and not the Funds, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the relatively low advisory fee rates and the unitary fee structure of the Trust. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by WTAM.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. The Board determined to renew the Agreements.

WisdomTree Domestic Earnings and Dividend Funds	137

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

138	WisdomTree Domestic Earnings and Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2014:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS007036 11/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 8, 2014

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 8, 2014